UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PA (Address of principal executive offices)	19406 (Zip code)
Eric E. Miller, Esq.
1000 Continental Drive
Suite 400
King of Prussia, Pennsylvania 19406
(Name and address of agent for service)
Registrant’s telephone number, including area code: (610) 230-2800
Date of fiscal year end: December 31, 2009
Date of reporting period: January 1, 2009 through June 30, 2009
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
          Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

NVIT Nationwide Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NAT (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Nationwide Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Nationwide Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,052.00	4.25	0.84
	Hypothetical	[b]	1,000.00	1,020.65	4.20	0.84

Class II	Actual		1,000.00	1,049.50	5.52	1.09
	Hypothetical	[b]	1,000.00	1,019.41	5.45	1.09

Class III	Actual		1,000.00	1,051.80	4.26	0.84
	Hypothetical	[b]	1,000.00	1,020.64	4.20	0.84

Class IV	Actual		1,000.00	1,052.00	4.25	0.84
	Hypothetical	[b]	1,000.00	1,020.65	4.20	0.84

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Nationwide Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	98.1%
Repurchase Agreements	4.0%
Liabilities in excess of other assets	(2	.1)%

	100.0%

Top Industries

Oil, Gas & Consumable Fuels	8.7%
Pharmaceuticals	5.8%
Software	4.6%
Food & Staples Retailing	4.4%
Capital Markets	4.2%
Computers & Peripherals	4.2%
Health Care Providers & Services	4.2%
Aerospace & Defense	3.9%
Specialty Retail	3.6%
Energy Equipment & Services	3.4%
Other Industries*	53.0%

100.0%

Top Holdings

Exxon Mobil Corp.	3.3%
Johnson & Johnson	2.6%
Microsoft Corp.	2.6%
Philip Morris International, Inc.	2.2%
Procter & Gamble Co. (The)	2.2%
Gilead Sciences, Inc.	2.0%
United Technologies Corp.	2.0%
Oracle Corp.	2.0%
JPMorgan Chase & Co.	2.0%
PepsiCo, Inc.	1.9%
Other Holdings*	77.2%

100.0%

*	For purposes of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 3.9%
Boeing Co.	73,300	$3,115,250
Honeywell International, Inc.	91,200	2,863,680
ITT Corp.	253,800	11,294,100
Lockheed Martin Corp.	32,900	2,653,385
United Technologies Corp.	408,200	21,210,072

		41,136,487

Air Freight & Logistics 0.2%
FedEx Corp.	40,400	2,247,048

Auto Components 0.5%
BorgWarner, Inc.	143,200	4,887,416

Beverages 2.4%
Coca-Cola Co. (The)	102,600	4,923,774
PepsiCo, Inc.	372,700	20,483,592

		25,407,366

Biotechnology 2.4%
Amgen, Inc.*	74,700	3,954,618
Gilead Sciences, Inc.*	463,500	21,710,340

		25,664,958

Capital Markets 4.2%
Charles Schwab Corp. (The)	426,400	7,479,056
Franklin Resources, Inc.	37,800	2,721,978
Goldman Sachs Group, Inc. (The)	118,800	17,515,872
Morgan Stanley	142,400	4,059,824
State Street Corp.	208,700	9,850,640
T. Rowe Price Group, Inc.	68,300	2,846,061

		44,473,431

Chemicals 1.9%
E.I. Du Pont de Nemours & Co.	115,900	2,969,358
Eastman Chemical Co.	46,700	1,769,930
Monsanto Co.	83,500	6,207,390
Praxair, Inc.	131,800	9,367,026

		20,313,704

Commercial Banks 2.5%
PNC Financial Services Group, Inc.	76,000	2,949,560
Royal Bank of Canada	266,100	10,885,181
Wells Fargo & Co.	514,200	12,474,492

		26,309,233

Communications Equipment 3.2%
Cisco Systems, Inc.*	946,843	17,649,154
QUALCOMM, Inc.	357,900	16,177,080

		33,826,234

Computers & Peripherals 4.2%
Apple, Inc.*	51,800	7,377,874
Dell, Inc.*	277,300	3,807,329
EMC Corp.*	1,001,000	13,113,100
Hewlett-Packard Co.	184,000	7,111,600
International Business Machines Corp.	97,994	10,232,533
NCR Corp.*	174,900	2,069,067

		43,711,503

Consumer Finance 0.6%
Capital One Financial Corp.	293,300	6,417,404

Distributors 0.2%
Genuine Parts Co.	63,300	2,124,348

Diversified Financial Services 2.7%
Bank of America Corp.	590,635	7,796,382
JPMorgan Chase & Co.	609,843	20,801,745

		28,598,127

Diversified Telecommunication Services 2.3%
AT&T, Inc.	296,000	7,352,640
TELUS Corp.	357,617	9,487,045
Verizon Communications, Inc.	223,700	6,874,301

		23,713,986

Electric Utilities 1.9%
Edison International	93,700	2,947,802
Northeast Utilities	119,000	2,654,890
PPL Corp.	418,800	13,803,648

		19,406,340

Electrical Equipment 0.9%
Emerson Electric Co.	304,200	9,856,080

Electronic Equipment & Instruments 0.3%
Corning, Inc.	180,400	2,897,224

Energy Equipment & Services 3.4%
ENSCO International, Inc.	363,300	12,668,271
Halliburton Co.	157,300	3,256,110
Schlumberger Ltd.	370,800	20,063,988

		35,988,369

Food & Staples Retailing 4.4%
Costco Wholesale Corp.	51,900	2,371,830
CVS Caremark Corp.	586,420	18,689,205
Kroger Co. (The)	122,700	2,705,535
Safeway, Inc.	114,400	2,330,328
SYSCO Corp.	547,900	12,316,792
Wal-Mart Stores, Inc.	156,500	7,580,860

		45,994,550

Food Products 3.0%
Archer-Daniels-Midland Co.	78,000	2,088,060
Kellogg Co.	292,000	13,598,440

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Food Products (continued)

Kraft Foods, Inc., Class A	608,500	$15,419,390

		31,105,890

Health Care Equipment & Supplies 1.1%
St. Jude Medical, Inc.*	281,568	11,572,445

Health Care Providers & Services 4.2%
Aetna, Inc.	617,661	15,472,408
AmerisourceBergen Corp.	82,000	1,454,680
Express Scripts, Inc.*	51,500	3,540,625
McKesson Corp.	59,200	2,604,800
Medco Health Solutions, Inc.*	41,200	1,879,132
Quest Diagnostics, Inc.	248,200	14,005,926
UnitedHealth Group, Inc.	109,500	2,735,310
Universal Health Services, Inc., Class B	41,100	2,007,735

		43,700,616

Hotels, Restaurants & Leisure 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	179,400	3,982,680

Household Durables 1.3%
Black & Decker Corp.	90,000	2,579,400
Toll Brothers, Inc.*	529,600	8,987,312
Whirlpool Corp.	49,800	2,119,488

		13,686,200

Household Products 2.2%
Procter & Gamble Co. (The)	452,190	23,106,909

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)*	253,400	2,941,974

Industrial Conglomerates 2.4%
3M Co.	291,000	17,489,100
General Electric Co.	665,715	7,802,180

		25,291,280

Information Technology Services 2.8%
Alliance Data Systems Corp.* (a)	252,500	10,400,475
Cognizant Technology Solutions Corp., Class A*	553,000	14,765,100
Computer Sciences Corp.*	53,600	2,374,480
SAIC, Inc.*	120,700	2,238,985

		29,779,040

Insurance 1.5%
Aflac, Inc.	179,500	5,580,655
MetLife, Inc.	334,034	10,024,360

		15,605,015

Internet Software & Services 0.5%
Google, Inc., Class A*	13,150	5,543,909

Leisure Equipment & Products 0.3%
Mattel, Inc.	165,500	2,656,275

Machinery 2.7%
Caterpillar, Inc.	81,500	2,692,760
Cummins, Inc.	103,900	3,658,319
Deere & Co.	247,029	9,868,809
Eaton Corp.	57,500	2,565,075
PACCAR, Inc.	287,200	9,336,872

		28,121,835

Media 1.8%
Comcast Corp., Class A	780,400	11,307,996
DISH Network Corp., Class A*	181,200	2,937,252
Walt Disney Co. (The)	190,300	4,439,699

		18,684,947

Metals & Mining 0.5%
Allegheny Technologies, Inc.	58,500	2,043,405
Nucor Corp.	62,400	2,772,432

		4,815,837

Multi-Utility 0.2%
CenterPoint Energy, Inc.	203,400	2,253,672

Multiline Retail 0.3%
J.C. Penney Co., Inc.	109,300	3,138,003

Natural Gas Utility 0.7%
Atmos Energy Corp.	84,500	2,115,880
UGI Corp.	184,900	4,713,101

		6,828,981

Oil, Gas & Consumable Fuels 8.7%
Apache Corp.	247,300	17,842,695
Chevron Corp.	139,544	9,244,790
ConocoPhillips	81,214	3,415,861
EOG Resources, Inc.	114,400	7,770,048
Exxon Mobil Corp.	489,643	34,230,942
Hess Corp.	201,470	10,829,012
Marathon Oil Corp.	64,900	1,955,437
Murphy Oil Corp.	82,700	4,492,264
Sunoco, Inc.	66,000	1,531,200

		91,312,249

Pharmaceuticals 5.8%
Abbott Laboratories	84,900	3,993,696
Bristol-Myers Squibb Co.	177,500	3,605,025
Johnson & Johnson	483,640	27,470,752
Merck & Co., Inc.	114,700	3,207,012
Pfizer, Inc.	1,041,901	15,628,515
Schering-Plough Corp.	96,400	2,421,568
Wyeth	99,300	4,507,227

		60,833,795

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Professional Services 0.8%
FTI Consulting, Inc.*	157,900	$8,008,688

Real Estate Investment Trusts 0.4%
Plum Creek Timber Co., Inc. (a)	84,500	2,516,410
Rayonier, Inc.	52,700	1,915,645

		4,432,055

Road & Rail 1.0%
Canadian National Railway Co.	249,400	10,714,224

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	1,038,668	17,189,955
NVIDIA Corp.*	644,500	7,276,405
Texas Instruments, Inc.	203,900	4,343,070

		28,809,430

Software 4.6%
Microsoft Corp.	1,136,894	27,023,970
Oracle Corp.	975,900	20,903,778

		47,927,748

Specialty Retail 3.6%
Best Buy Co., Inc.	85,100	2,849,999
Lowe’s Cos., Inc.	175,800	3,412,278
Staples, Inc.	501,040	10,105,977
TJX Cos., Inc.	408,400	12,848,264
Urban Outfitters, Inc.*	392,800	8,197,736

		37,414,254

Tobacco 2.2%
Philip Morris International, Inc.	538,300	23,480,646

Total Common Stocks (cost $1,031,133,244)		1,028,722,405

Repurchase Agreements 4.0%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $13,778,604, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $14,054,141	$13,778,570	$13,778,570
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $11,363,485, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $11,590,732 (b)	11,363,463	11,363,463
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $6,745,459, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $6,880,359	6,745,450	6,745,450

Total Repurchase Agreements (cost $31,887,483)		31,887,483

Total Investments (cost $1,063,020,727) (c) — 102.1%		1,060,609,888

Liabilities in excess of other assets — (2.1)%		(12,694,052)

NET ASSETS — 100.0%		$1,047,915,836

*	Denotes a non-income producing security.
(a)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 11,110,973.
(b)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $11,363,463.
(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd	Limited

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT
Nationwide Fund

Assets:
Investments, at value (cost $1,031,133,244)*	$1,028,722,405
Repurchase agreements, at value and cost	31,887,483

Total Investments	1,060,609,888

Cash	50,920
Interest and dividends receivable	1,492,612
Receivable for capital shares issued	164,332
Prepaid expenses and other assets	15,271

Total Assets	1,062,333,023

Liabilities:
Payable for investments purchased	1,737,406
Payable upon return of securities loaned (Note 2)	11,363,463
Payable for capital shares redeemed	371,980
Accrued expenses and other payables:
Investment advisory fees	504,426
Fund administration fees	41,007
Distribution fees	66,734
Administrative services fees	146,816
Custodian fees	24,375
Trustee fees	3,034
Compliance program costs (Note 3)	20,949
Professional fees	50,598
Printing fees	73,462
Other	12,937

Total Liabilities	14,417,187

Net Assets	$1,047,915,836

Represented by:
Capital	$1,771,650,254
Accumulated undistributed net investment income	608,146
Accumulated net realized losses from investment and foreign currency transactions	(721,926,553)
Net unrealized appreciation/(depreciation) from investments	(2,410,839)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(5,172)

Net Assets	$1,047,915,836

Net Assets:
Class I Shares	$638,161,197
Class II Shares	321,521,979
Class III Shares	368,931
Class IV Shares	87,863,729

Total	$1,047,915,836

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	93,818,135
Class II Shares	47,479,567
Class III Shares	54,093
Class IV Shares	12,920,485

Total	154,272,280

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.80
Class II Shares	$6.77
Class III Shares	$6.82
Class IV Shares	$6.80

*	Includes value of securities on loan of 11,110,973 (note 2).
The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT
Nationwide Fund

INVESTMENT INCOME:
Interest income	$6,679
Dividend income	11,360,713
Income from securities lending (Note 2)	100,550
Foreign tax withholding	(84,858)

Total Income	11,383,084

EXPENSES:
Investment advisory fees	2,803,712
Fund administration fees	235,291
Distribution fees Class II Shares	364,115
Administrative services fees Class I Shares	443,924
Administrative services fees Class II Shares	218,638
Administrative services fees Class III Shares	279
Administrative services fees Class IV Shares	61,180
Custodian fees	31,813
Trustee fees	20,493
Compliance program costs (Note 3)	5,249
Professional fees	92,710
Printing fees	82,559
Other	38,881

Total expenses before earnings credit	4,398,844
Earnings credit (Note 5)	(4)

Net Expenses	4,398,840

NET INVESTMENT INCOME	6,984,244

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(130,425,285)
Net realized gains from foreign currency transactions	993

Net realized losses from investment and foreign currency transactions	(130,424,292)

Net change in unrealized appreciation/(depreciation) from investments	172,929,657
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(7,052)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	172,922,605

Net realized/unrealized losses from investments and foreign currency translations	42,498,313

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$49,482,557

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Nationwide Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$6,984,244	$21,808,702
Net realized losses from investment and foreign currency transactions	(130,424,292)	(545,947,041)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	172,922,605	(226,541,620)

Change in net assets resulting from operations	49,482,557	(750,679,959)

Distributions to Shareholders From:
Net investment income:
Class I	(5,114,080)	(13,887,512)
Class II	(2,234,298)	(4,712,233)
Class III	(3,006)	(16,042)
Class IV	(707,518)	(1,870,511)
Net realized gains:
Class I	–	(158,802,771)
Class II	–	(66,029,975)
Class III	–	(172,036)
Class IV	–	(21,297,402)

Change in net assets from shareholder distributions	(8,058,902)	(266,788,482)

Change in net assets from capital transactions	(6,693,841)	183,543,600

Change in net assets	34,729,814	(833,924,841)

Net Assets:
Beginning of period	1,013,186,022	1,847,110,863

End of period	$1,047,915,836	$1,013,186,022

Accumulated undistributed net investment income at end of period	$608,146	$1,682,804

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,989,142	$5,067,006
Dividends reinvested	5,114,080	172,690,283
Cost of shares redeemed	(38,118,598)	(147,099,203)

Total Class I	(29,015,376)	30,658,086

Class II Shares
Proceeds from shares issued	36,667,342	92,369,626
Dividends reinvested	2,234,298	70,742,208
Cost of shares redeemed	(12,825,267)	(20,713,794)

Total Class II	26,076,373	142,398,040

Class III Shares
Proceeds from shares issued	22,764	924,845
Dividends reinvested	3,006	188,078
Cost of shares redeemed (a)	(95,166)	(1,292,303)

Total Class III	(69,396)	(179,380)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

	NVIT Nationwide Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,453,197	$3,351,933
Dividends reinvested	707,518	23,167,913
Cost of shares redeemed	(5,846,157)	(15,852,992)

Total Class IV	(3,685,442)	10,666,854

Change in net assets from capital transactions	$(6,693,841)	$183,543,600

SHARE TRANSACTIONS:
Class I Shares
Issued	656,767	510,067
Reinvested	823,353	18,514,665
Redeemed	(6,289,406)	(14,074,000)

Total Class I Shares	(4,809,286)	4,950,732

Class II Shares
Issued	5,960,315	7,984,696
Reinvested	362,369	7,627,096
Redeemed	(2,133,302)	(2,350,411)

Total Class II Shares	4,189,382	13,261,381

Class III Shares
Issued	3,502	74,566
Reinvested	484	19,966
Redeemed	(16,242)	(126,507)

Total Class III Shares	(12,256)	(31,975)

Class IV Shares
Issued	239,792	352,680
Reinvested	114,045	2,484,303
Redeemed	(941,767)	(1,512,680)

Total Class IV Shares	(587,930)	1,324,303

Total change in shares	(1,220,090)	19,504,441

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.52	0.04	0.29	0.33	(0.05)	–	(0.05)	–	$6.80	5.20%	$638,161,197	0.84%	1.52%	0	.84%(d)	41.97%
Year Ended December 31, 2008	$13.59	0.16	(5.22)	(5.06)	(0.15)	(1.86)	(2.01)	–	$6.52	(41.55%)	$643,454,394	0.82%	1.50%	0	.82%(d)	373.58%
Year Ended December 31, 2007	$13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$1,273,466,977	0.79%	1.08%	0	.79%(e)	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%	$1,484,346,294	0.82%	1.08%	0	.82%(d)	222.16%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	–	$11.85	7.44%	$1,506,357,815	0.83%	0.88%	0	.83%(d)	179.84%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	–	(0.14)	–	$11.13	9.75%	$1,402,753,414	0.83%	1.07%	0	.83%(d)	131.43%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.50	0.04	0.28	0.32	(0.05)	–	(0.05)	–	$6.77	4.95%	$321,521,979	1.09%	1.27%	1	.09%(d)	41.97%
Year Ended December 31, 2008	$13.54	0.14	(5.19)	(5.05)	(0.13)	(1.86)	(1.99)	–	$6.50	(41.61%)	$281,190,716	1.05%	1.30%	1	.05%(d)	373.58%
Year Ended December 31, 2007	$13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	–	$13.54	7.89%	$406,704,896	1.07%	0.83%	1	.08%(e)	377.04%
Year Ended December 31, 2006	$11.82	0.10	1.48	1.58	(0.12)	–	(0.12)	–	$13.28	13.40%	$187,747,190	1.06%	0.88%	1	.06%(d)	222.16%
Year Ended December 31, 2005	$11.12	0.07	0.71	0.78	(0.08)	–	(0.08)	–	$11.82	7.04%	$24,550,224	1.08%	0.66%	1	.08%(d)	179.84%
Year Ended December 31, 2004	$10.26	0.08	0.89	0.97	(0.11)	–	(0.11)	–	$11.12	9.53%	$11,210,366	1.08%	0.95%	1	.08%(d)	131.43%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	There were no fee reductions during the period.
(e)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Nationwide Fund (Continued)

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.54	0.05	0.28	0.33	(0.05)	–	(0.05)	–	$6.82	5.18%	$368,931	0.84%	1.58%	0	.84%(d)	41.97%
Year Ended December 31, 2008	$13.62	0.18	(5.24)	(5.06)	(0.16)	(1.86)	(2.02)	–	$6.54	(41.54%)	$434,001	0.79%	1.47%	0	.79%(d)	373.58%
Year Ended December 31, 2007	$13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	–	$13.62	8.22%	$1,339,269	0.81%	1.04%	0	.81%(e)	377.04%
Year Ended December 31, 2006	$11.86	0.13	1.49	1.62	(0.14)	–	(0.14)	–	$13.34	13.71%	$1,780,755	0.82%	1.02%	0	.82%(d)	222.16%
Year Ended December 31, 2005	$11.15	0.09	0.73	0.82	(0.11)	–	(0.11)	–	$11.86	7.35%	$1,594,526	0.83%	0.86%	0	.83%(d)	179.84%
Year Ended December 31, 2004	$10.28	0.11	0.89	1.00	(0.13)	–	(0.13)	–	$11.15	9.84%	$847,020	0.83%	1.05%	0	.83%(d)	131.43%

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.52	0.04	0.29	0.33	(0.05)	–	(0.05)	–	$6.80	5.20%	$87,863,729	0.84%	1.52%	0	.84%(d)	41.97%
Year Ended December 31, 2008	$13.59	0.17	(5.22)	(5.05)	(0.16)	(1.86)	(2.02)	–	$6.52	(41.55%)	$88,106,911	0.81%	1.51%	0	.81%(d)	373.58%
Year Ended December 31, 2007	$13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$165,599,721	0.80%	1.08%	0	.80%(e)	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%	$166,541,627	0.82%	1.09%	0	.82%(d)	222.16%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	–	$11.85	7.44%	$162,547,141	0.83%	0.86%	0	.83%(d)	179.84%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	–	(0.14)	–	$11.13	9.75%	$167,050,976	0.83%	1.06%	0	.83%(d)	131.43%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	There were no fee reductions during the period.
(e)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

14 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$1,028,722,405	$—	$—	$1,028,722,405

Repurchse Aggreements	—	31,887,483	—	31,887,483

Total	$1,028,722,405	$31,887,483	$—	$1,060,609,888

Amounts designated as “—” are zero.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations

16 Semiannual Report 2009

in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets. For the period ended June 30, 2009, the Fund did not hold any futures contracts.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$11,110,973	$11,363,463

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 and 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

18 Semiannual Report 2009

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $250 million	0.60%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.55%

$2 billion up to $5 billion	0.525%

$5 billion and more	0.50%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,400,434 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions;

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of the average daily net assets of Class IV of the Fund.

For the six months ended June 30, 2009, NFS received $712,267 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $5,249.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $88 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $3,285 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

20 Semiannual Report 2009

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $398,450,591 and sales of $404,311,091 (excluding short-term securities).

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,109,521,479	$81,985,109	$(130,896,700)	$(48,911,591)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 21

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

22 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management (“Aberdeen”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares placed it in the fourth quintile of its peer group and below the performance of the Fund’s benchmark, the S&P 500® Index. In this regard, the Trustees noted that Aberdeen had replaced the lead portfolio manager for the Fund’s fundamental sleeves with the Aberdeen Equity Team effective October 28, 2008. The Trustees reviewed the qualifications and experience of the members of the Aberdeen Equity Team as well as the Aberdeen Equity Team’s historical performance track record managing investment strategies similar to the Fund. The Trustees considered the Aberdeen Equity Team’s overall track record with respect to this type of fund.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were both in the third quintile and slightly above the median of its peer group. The Trustees also noted that, although the Fund’s total expenses (including 12b-1 and administrative service fees) were in the fifth quintile of its peer group, total expenses (excluding 12b-1 and administrative service fees) were in the second quintile of its peer universe. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the advisory fee schedule includes breakpoints, and that the second breakpoint has been reached. The Trustees concluded that the shareholders of the Fund have appropriately benefited from economies of scale under the proposed advisory fee schedule, in light of such breakpoints.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 23

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

24 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

26 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 27

NVIT Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GR (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Growth Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,108.90	4.64	0.89
	Hypothetical	[b]	1,000.00	1,020.39	4.46	0.89

Class IV	Actual		1,000.00	1,108.90	4.64	0.89
	Hypothetical	[b]	1,000.00	1,020.39	4.46	0.89

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Growth Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	98.8%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	0.6%

100.0%

Top Industries

Computers & Peripherals	8.8%
Software	7.7%
Communications Equipment	6.1%
Pharmaceuticals	5.9%
Semiconductors & Semiconductor Equipment	5.1%
Hotels, Restaurants & Leisure	4.5%
Specialty Retail	4.4%
Food & Staples Retailing	4.3%
Health Care Equipment & Supplies	3.9%
Capital Markets	3.4%
Other Industries*	45.9%

100.0%

Top Holdings

Microsoft Corp	3.1%
Apple, Inc.	3.1%
PepsiCo, Inc.	2.8%
Oracle Corp.	2.8%
Hewlett-Packard Co.	2.7%
Wal-Mart Stores, Inc.	2.5%
Google, Inc., Class A	2.5%
QUALCOMM, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Gilead Sciences, Inc.	2.1%
Other Holdings*	73.4%

100.0%

*	For purposes of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Growth Fund

Common Stocks 98.8%

	Shares	Market Value

Aerospace & Defense 2.6%
Alliant Techsystems, Inc.*	3,700	$304,732
Honeywell International, Inc.	40,200	1,262,280
Raytheon Co.	19,550	868,607
United Technologies Corp.	8,170	424,513

		2,860,132

Beverages 3.1%
Coca-Cola Co. (The)	6,110	293,219
PepsiCo, Inc.	56,070	3,081,607

		3,374,826

Biotechnology 2.7%
Biogen Idec, Inc.*	5,900	266,385
Cephalon, Inc.*	7,580	429,407
Gilead Sciences, Inc.*	48,090	2,252,536

		2,948,328

Capital Markets 3.4%
BlackRock, Inc.	2,350	412,237
Charles Schwab Corp. (The)	61,400	1,076,956
Goldman Sachs Group, Inc. (The)	7,580	1,117,595
Northern Trust Corp.	5,750	308,660
State Street Corp.	11,890	561,208
TD Ameritrade Holding Corp.*	10,400	182,416

		3,659,072

Chemicals 3.2%
Air Products & Chemicals, Inc.	12,400	800,916
Monsanto Co.	14,026	1,042,693
Praxair, Inc.	15,050	1,069,603
Valspar Corp.	24,850	559,871

		3,473,083

Communications Equipment 6.1%
Brocade Communications Systems, Inc.*	107,100	837,522
Cisco Systems, Inc.*	144,830	2,699,631
QUALCOMM, Inc.	59,870	2,706,124
Research In Motion Ltd.*	6,700	476,035

		6,719,312

Computers & Peripherals 8.8%
Apple, Inc.*	23,850	3,396,955
Dell, Inc.*	40,150	551,260
EMC Corp.*	69,800	914,380
Hewlett-Packard Co.	75,840	2,931,216
International Business Machines Corp.	7,200	751,824
Synaptics, Inc.*	21,150	817,447
Western Digital Corp.*	7,900	209,350

		9,572,432

Diversified Financial Services 1.0%
JPMorgan Chase & Co.	31,350	1,069,349

Electrical Equipment 2.1%
Ametek, Inc.	25,875	894,758
Emerson Electric Co.	28,400	920,160
First Solar, Inc.*	3,250	526,890

		2,341,808

Electronic Equipment & Instruments 0.9%
Corning, Inc.	19,650	315,579
FLIR Systems, Inc.*	31,400	708,384

		1,023,963

Energy Equipment & Services 3.0%
Cameron International Corp.*	18,400	520,720
Schlumberger Ltd.	20,100	1,087,611
Transocean Ltd.*	15,885	1,180,097
Weatherford International Ltd.*	27,700	541,812

		3,330,240

Food & Staples Retailing 4.3%
CVS Caremark Corp.	56,579	1,803,173
Wal-Mart Stores, Inc.	57,060	2,763,986
Walgreen Co.	5,700	167,580

		4,734,739

Food Products 1.0%
Kellogg Co.	23,700	1,103,709

Health Care Equipment & Supplies 3.9%
Baxter International, Inc.	42,060	2,227,498
Medtronic, Inc.	14,300	498,927
St. Jude Medical, Inc.*	36,450	1,498,095

		4,224,520

Health Care Providers & Services 2.8%
Aetna, Inc.	21,600	541,080
Express Scripts, Inc.*	13,050	897,187
Medco Health Solutions, Inc.*	14,300	652,223
Quest Diagnostics, Inc.	17,000	959,310

		3,049,800

Hotels, Restaurants & Leisure 4.5%
Darden Restaurants, Inc.	32,350	1,066,903
International Game Technology	14,200	225,780
McDonald’s Corp.	23,250	1,336,642
Starwood Hotels & Resorts Worldwide, Inc.	45,600	1,012,320
WMS Industries, Inc.*	41,088	1,294,683

		4,936,328

Household Products 2.3%
Clorox Co.	5,250	293,107
Colgate-Palmolive Co.	20,800	1,471,392

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Household Products (continued)

Energizer Holdings, Inc.*	3,750	$195,900
Procter & Gamble Co. (The)	10,770	550,347

		2,510,746

Industrial Conglomerate 0.4%
3M Co.	6,900	414,690

Information Technology Services 2.2%
Cognizant Technology Solutions Corp., Class A*	21,520	574,584
Paychex, Inc.	20,000	504,000
SAIC, Inc.*	11,700	217,035
Visa, Inc., Class A	17,710	1,102,625

		2,398,244

Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	2,600	217,516

Internet Software & Services 2.5%
Google, Inc., Class A*	6,450	2,719,255

Leisure Equipment & Products 0.2%
Hasbro, Inc.	9,700	235,128

Life Sciences Tools & Services 1.6%
Covance, Inc.*	11,400	560,880
Mettler-Toledo International, Inc.*	2,750	212,163
Thermo Fisher Scientific, Inc.*	24,250	988,672

		1,761,715

Machinery 2.7%
Deere & Co.	24,200	966,790
Joy Global, Inc.	22,400	800,128
PACCAR, Inc.	7,400	240,574
SPX Corp.	20,050	981,848

		2,989,340

Media 0.8%
Comcast Corp., Class A	46,500	673,785
Marvel Entertainment, Inc.*	4,650	165,494

		839,279

Metals & Mining 0.9%
Alcoa, Inc.	22,050	227,777
Freeport-McMoRan Copper & Gold, Inc.	4,300	215,473
Nucor Corp.	11,614	516,010

		959,260

Multiline Retail 0.8%
Target Corp.	20,750	819,003

Oil, Gas & Consumable Fuels 2.9%
Apache Corp.	11,860	855,699
Hess Corp.	20,300	1,091,125
Peabody Energy Corp.	15,600	470,496
Range Resources Corp.	19,350	801,283

		3,218,603

Pharmaceuticals 5.9%
Abbott Laboratories	42,000	1,975,680
Allergan, Inc.	14,050	668,499
Bristol-Myers Squibb Co.	77,600	1,576,056
Johnson & Johnson	34,900	1,982,320
Schering-Plough Corp.	8,500	213,520

		6,416,075

Professional Services 0.4%
FTI Consulting, Inc.*	8,500	431,120

Road & Rail 1.9%
Canadian National Railway Co.	13,300	571,368
Con-way, Inc.	19,600	692,076
Union Pacific Corp.	15,900	827,754

		2,091,198

Semiconductors & Semiconductor Equipment 5.1%
Altera Corp.	14,200	231,176
Applied Materials, Inc.	49,650	544,660
Intel Corp.	125,380	2,075,039
Marvell Technology Group Ltd.*	87,450	1,017,918
MEMC Electronic Materials, Inc.*	15,950	284,070
Silicon Laboratories, Inc.*	22,600	857,444
Texas Instruments, Inc.	27,900	594,270

		5,604,577

Software 7.7%
Adobe Systems, Inc.*	27,700	783,910
McAfee, Inc.*	28,900	1,219,291
Microsoft Corp.	143,160	3,402,913
Oracle Corp.	142,300	3,048,066

		8,454,180

Specialty Retail 4.4%
Advance Auto Parts, Inc.	18,650	773,788
Aeropostale, Inc.*	25,800	884,166
GameStop Corp., Class A*	22,400	493,024
Gap, Inc. (The)	12,750	209,100
Lowe’s Cos., Inc.	70,100	1,360,641
Staples, Inc.	26,500	534,505
Urban Outfitters, Inc.*	26,400	550,968

		4,806,192

Tobacco 1.8%
Philip Morris International, Inc.	44,700	1,949,814

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Trading Companies & Distributors 0.7%
W.W. Grainger, Inc.	9,600	$786,048

Total Common Stocks (cost $107,107,870)		108,043,624

Repurchase Agreements 0.6%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $440,900, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $449,717	$440,899	$440,899
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $215,847, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $220,164	$215,847	215,847

Total Repurchase Agreements (cost $656,746)		656,746

Total Investments (cost $107,764,616) (a) — 99.4%		108,700,370

Other assets in excess of liabilities — 0.6%		666,661

NET ASSETS — 100.0%		$109,367,031

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd	Limited

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT
Growth Fund

Assets:
Investments, at value (cost $107,107,870)	$108,043,624
Repurchase agreements, at value and cost	656,746

Total Investments	108,700,370

Cash	2,715
Interest and dividends receivable	88,016
Receivable for capital shares issued	42,691
Receivable for investments sold	5,831,270
Prepaid expenses and other assets	1,565

Total Assets	114,666,627

Liabilities:
Payable for investments purchased	5,081,854
Payable for capital shares redeemed	116,291
Accrued expenses and other payables:
Investment advisory fees	54,197
Fund administration fees	4,256
Administrative services fees	14,805
Custodian fees	641
Compliance program costs (Note 3)	669
Professional fees	5,545
Printing fees	20,106
Other	1,232

Total Liabilities	5,299,596

Net Assets	$109,367,031

Represented by:
Capital	$413,431,361
Accumulated undistributed net investment income	14,112
Accumulated net realized losses from investment transactions	(305,014,196)
Net unrealized appreciation/(depreciation) from investments	935,754

Net Assets	$109,367,031

Net Assets:
Class I Shares	$89,435,894
Class IV Shares	19,931,137

Total	$109,367,031

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	9,130,894
Class IV Shares	2,035,187

Total	11,166,081

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.79
Class IV Shares	$9.79

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT
Growth Fund

INVESTMENT INCOME:
Interest income	$438
Dividend income	736,544
Foreign tax withholding	(458)

Total Income	736,524

EXPENSES:
Investment advisory fees	305,202
Fund administration fees	24,816
Administrative services fees Class I Shares	62,319
Administrative services fees Class IV Shares	13,997
Custodian fees	1,828
Trustee fees	1,648
Compliance program costs (Note 3)	694
Professional fees	9,983
Printing fees	26,251
Other	5,610

Total expenses before earnings credit	452,348
Earnings credit (Note 4)	(41)

Net Expenses	452,307

NET INVESTMENT INCOME	284,217

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(14,927,520)
Net change in unrealized appreciation/(depreciation) from investments	25,294,354

Net realized/unrealized losses from investments	10,366,834

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,651,051

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Growth Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$284,217	$507,573
Net realized losses from investment	(14,927,520)	(30,426,905)
Net change in unrealized appreciation/(depreciation) from investments	25,294,354	(42,394,786)

Change in net assets resulting from operations	10,651,051	(72,314,118)

Distributions to Shareholders From:
Net investment income:
Class I	(298,719)	(348,350)
Class IV	(67,339)	(70,682)

Change in net assets from shareholder distributions	(366,058)	(419,032)

Change in net assets from capital transactions	(5,803,610)	(29,454,604)

Change in net assets	4,481,383	(102,187,754)

Net Assets:
Beginning of period	104,885,648	207,073,402

End of period	$109,367,031	$104,885,648

Accumulated undistributed net investment income at end of period	$14,112	$95,953

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,583,283	$2,484,025
Dividends reinvested	298,719	348,350
Cost of shares redeemed	(7,561,870)	(29,166,505)

Total Class I	(4,679,868)	(26,334,130)

Class IV Shares
Proceeds from shares issued	559,263	1,265,138
Dividends reinvested	67,339	70,682
Cost of shares redeemed	(1,750,344)	(4,456,294)

Total Class IV	(1,123,742)	(3,120,474)

Change in net assets from capital transactions	$(5,803,610)	$(29,454,604)

SHARE TRANSACTIONS:
Class I Shares
Issued	280,039	209,117
Reinvested	33,009	32,202
Redeemed	(858,275)	(2,423,878)

Total Class I Shares	(545,227)	(2,182,559)

Class IV Shares
Issued	63,358	112,760
Reinvested	7,447	6,641
Redeemed	(197,276)	(379,160)

Total Class IV Shares	(126,471)	(259,759)

Total change in shares	(671,698)	(2,442,318)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Growth Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.86	0.02	0.94	0.96	(0.03)	(0.03)	$9.79	10.89%	$89,435,894	0.89%	0.56%	0	.89%(d)	85.85%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.71%)	$85,735,294	0.85%	0.33%	0	.85%(d)	209.42%
Year Ended December 31, 2007	$12.15	0.02	2.35	2.37	(0.02)	(0.02)	$14.50	19.54%	$171,965,942	0.86%	0.17%	0	.86%(e)	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$171,610,375	0.87%	0.04%	0	.87%(d)	294.57%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%	$199,445,881	0.87%	0.05%	0	.87%(d)	275.31%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	(0.03)	$10.76	8.16%	$224,300,888	0.85%	0.26%	0	.85%(d)	282.41%

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.86	0.02	0.94	0.96	(0.03)	(0.03)	$9.79	10.89%	$19,931,137	0.89%	0.56%	0	.89%(d)	85.85%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.72%)	$19,150,354	0.86%	0.31%	0	.86%(d)	209.42%
Year Ended December 31, 2007	$12.15	0.03	2.35	2.38	(0.03)	(0.03)	$14.50	19.56%	$35,107,460	0.84%	0.18%	0	.85%(e)	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$33,938,770	0.87%	0.05%	0	.87%(d)	294.57%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%	$36,208,702	0.87%	0.05%	0	.87%(d)	275.31%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	(0.03)	$10.76	8.16%	$38,066,848	0.85%	0.27%	0	.85%(d)	282.41%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	There were no fee reductions during the period.
(e)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$108,043,624	$—	$—	$108,043,624

Repurchase Agreements	—	656,746	—	656,746

Total	$108,043,624	$656,746	$—	$108,700,370

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies

14 Semiannual Report 2009

the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2009, the Fund did not have Securities on Loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 and 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $250 million	0.60%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.55%

$2 billion up to $5 billion	0.525%

$5 billion and more	0.50%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $176,542 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

16 Semiannual Report 2009

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund and 0.20% of the average daily net assets of Class IV of the Fund.

For the six months ended June 30, 2009, NFS received $75,404 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $694.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $87,153,567 and sales of $93,237,434(excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$116,005,763	$5,808,838	$(13,114,231)	$(7,305,393)

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2008, the Fund’s performance for Class I shares was in the first, second, and first quintiles of its peer group, respectively. With respect to the one-year period ended September 30, 2008, the Fund underperformed its benchmark, the Russell 1000 Growth Index, but outperformed the benchmark for the three- and five-year periods ended September 30, 2008.

The Trustees noted that the Fund’s contractual advisory fee for Class I shares was in the first quintile of its peer group, while the Fund’s actual advisory fee was in the second quintile of its peer group. The Trustees also noted that the Fund’s total expenses were in the first quintile of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the breakpoints included in the Fund’s proposed investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and
Chief Executive Officer of
Nationwide Funds Group, whichincludes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice
President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal
Financial Officer and Vice
President of Investment
Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice
President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice
President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2009

NVIT Government Bond Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GB (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Government Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Government			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Bond Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,004.30	3.61	0.73
	Hypothetical	[b]	1,000.00	1,021.20	3.64	0.73

Class II	Actual		1,000.00	1,003.10	4.85	0.98
	Hypothetical	[b]	1,000.00	1,019.96	4.90	0.98

Class III	Actual		1,000.00	1,004.30	3.60	0.73
	Hypothetical	[b]	1,000.00	1,021.20	3.64	0.73

Class IV	Actual		1,000.00	1,005.10	3.61	0.73
	Hypothetical	[b]	1,000.00	1,021.20	3.64	0.73

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Government Bond Fund
June 30, 2009 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	49.6%
U.S. Government Sponsored Mortgage-Backed Obligations	29.0%
Collateralized Mortgage Obligations	19.0%
U.S. Treasury Bonds	1.0%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.7%

100.0%

Top Holdings

U.S. Treasury Bond, 8.13%, 08/15/21	6.0%
Fannie Mae Pool, Pool # 360500, 6.26%, 09/01/13	5.5%
GMAC LLC, 2.20%, 12/19/12	4.6%
Fannie Mae Pool, Pool # 555505, 4.65%, 05/01/13	4.2%
Fannie Mae Pool, Pool # 384773, 6.08%, 02/01/12	2.8%
United States Treasury Note, 2.00%, 11/30/13	2.7%
Private Export Funding Corp., 5.00%, 12/15/16	2.5%
Federal Home Loan Mortgage Corp., 2.13%, 03/16/11	2.4%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	2.3%
Federal Home Loan Mortgage Corp., 1.75%, 06/15/12	2.3%
Other Holdings*	64.7%

100.0%

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Government Bond Fund

U.S. Government Sponsored & Agency Obligations 49.6%

	Principal Amount	Market Value

Farmer Mac Guaranteed Notes Trust 2006-2, 5.50%, 07/15/11 (a)	$27,700,000	$29,549,529
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	13,332,433
4.55%, 03/04/15	25,475,000	27,162,286
Federal Home Loan Banks, 4.80%, 12/18/13	8,350,000	9,053,078
Federal Home Loan Mortgage Corp.
2.13%, 03/16/11	30,000,000	30,235,080
1.75%, 06/15/12	30,000,000	29,890,920
Federal National Mortgage Association, 8.20%, 03/10/16	10,000,000	12,677,560
Financing Corp. FICO
10.70%, 10/06/17	5,000,000	7,200,265
10.35%, 08/03/18	16,000,000	22,498,400
9.65%, 11/02/18	8,740,000	12,058,097
GMAC LLC, 2.20%, 12/19/12	59,000,000	58,762,171
Government Trust Certificate, 4.75%, 04/01/15 (b)	6,072,000	4,856,823
Israel Government AID Bond, 5.50%, 09/18/23	25,000,000	26,728,925
Lightship Tankers LLC
6.50%, 06/14/24	26,475,910	29,773,485
6.50%, 06/14/24	22,302,000	24,902,636
Pooled Funding Trust II, 2.63%, 03/30/12, FDIC Backed (a)	25,000,000	25,039,375
Private Export Funding Corp., 5.00%, 12/15/16	30,000,000	32,633,460
Tennessee Valley Authority
4.75%, 08/01/13	20,000,000	21,190,860
5.50%, 07/18/17	25,000,000	27,265,650
5.88%, 04/01/36	20,000,000	21,286,240
U.S. Treasury Bond, 8.13%, 08/15/21	55,000,000	76,321,080
United States Treasury Note, 2.00%, 11/30/13	35,000,000	34,485,920
US Department of Housing and Urban Development
7.08%, 08/01/16	1,725,000	1,730,189
4.56%, 08/01/17	21,069,000	22,229,523
4.96%, 08/01/20	15,967,000	16,623,643
5.05%, 08/01/21	16,852,000	17,564,233

Total U.S. Government Sponsored & Agency Obligations (cost $616,810,543)		635,051,861

Collateralized Mortgage Obligations 19.0%

	Principal Amount	Market Value

Fannie Mae Grantor Trust
Series 2001-T11, Class B, 5.50%, 09/25/11	11,215,000	11,864,895
5.34%, 04/25/12	28,300,000	29,967,405
Fannie Mae REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,188,916
Series 1993-149, Class M, 7.00%, 08/25/23	3,281,900	3,553,699
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,131,322
Series 2003-66, Class AP, 3.50%, 11/25/32	1,747,979	1,727,064
FHLMC Multifamily Structured Pass Through Certificates, 5.47%, 01/25/12 (c)	14,143,359	14,958,134
Freddie Mac REMICS
Series 2580, Class VA, 5.50%, 09/15/10	1,387,582	1,405,510
Series 2468, Class TE, 5.50%, 07/15/17	5,647,231	5,992,890
Series 2509, Class LK, 5.50%, 10/15/17	14,342,287	15,190,267
Series 2517, Class BH, 5.50%, 10/15/17	9,013,301	9,563,997
Series 2677, Class LE, 4.50%, 09/15/18	27,119,132	28,386,121
Series 2498, Class VB, 5.50%, 01/15/20	6,873,044	7,013,284
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	22,302,570
Series 2751, Class ND, 5.00%, 04/15/29	26,000,000	27,061,804
Series 2922, Class GA, 5.50%, 05/15/34	9,176,887	9,711,652
Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	27,701,385
Vendee Mortgage Trust, Series 1996-2, Class IZ, 6.75%, 06/15/26	6,947,598	7,383,998

Total Collateralized Mortgage Obligations (cost $233,200,423)		243,104,913

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Sponsored Mortgage-Backed Obligations 29.0%

	Principal Amount	Market Value

Fannie Mae Pool
Pool # 384773, 6.08%, 02/01/12	$32,792,458	$35,153,669
Pool # 555505, 4.65%, 05/01/13	51,551,989	53,644,510
Pool # 360500, 6.26%, 09/01/13	64,000,000	69,761,747
Pool # 383661, 6.62%, 06/01/16	10,289,674	11,522,627
Pool # 462260, 5.60%, 09/01/18	10,997,421	11,672,850
Pool # 874142, 5.56%, 12/01/21	11,400,000	11,887,391
Pool # 745684, 4.49%, 04/01/34 (c)	23,151,377	24,063,687
Pool # 790760, 4.96%, 09/01/34 (c)	9,780,971	10,178,740
Pool # 799144, 4.70%, 04/01/35	6,307,037	6,533,043
Pool # 822705, 4.77%, 04/01/35 (c)	9,791,103	10,095,751
Pool # 815217, 4.80%, 05/01/35 (c)	8,945,360	9,240,644
Pool # 783609, 4.91%, 05/01/35 (c)	11,324,154	11,685,584
Pool # 821377, 5.27%, 05/01/35 (c)	6,706,672	6,980,085
Pool # 826181, 4.83%, 07/01/35 (c)	24,426,405	25,165,278
Pool # 873932, 6.31%, 08/01/36	8,227,626	8,847,477
Pool # 745866, 4.97%, 09/01/36 (c)	22,860,155	22,977,970
Freddie Mac Non Gold Pool
Pool # 847558, 3.82%, 06/01/35 (c)	12,823,301	13,075,794
Pool # 1G2082, 5.71%, 07/01/37	27,226,368	28,470,354

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $358,459,243)		370,957,201

U.S. Treasury Bonds 1.0%

U.S. Treasury Bonds, 6.13%, 11/15/27	10,000,000	12,321,880

Total U.S. Treasury Bonds (cost $12,071,740)		12,321,880

Repurchase Agreements 0.7%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $6,274,274, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $6,399,743	6,274,258	6,274,258
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $3,071,636, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $3,133,065	3,071,632	3,071,632

Total Repurchase Agreements (cost $9,345,890)		9,345,890

Total Investments (cost $1,229,887,839) (d) — 99.3%		1,270,781,745

Other assets in excess of liabilities — 0.7%		8,590,990

NET ASSETS — 100.0%		$1,279,372,735

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $54,588,904 which represents 4.27% of net assets.

(b)	Rate represents the effective yield at purchase.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FICO	Fair Isaac Corporation

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Government
Bond Fund

Assets:
Investments, at value (cost $1,220,541,949)	$1,261,435,855
Repurchase agreements, at value and cost	9,345,890

Total Investments	1,270,781,745

Interest and dividends receivable	10,617,267
Receivable for capital shares issued	613,673
Prepaid expenses and other assets	23,176

Total Assets	1,282,035,861

Liabilities:
Payable for capital shares redeemed	1,741,263
Accrued expenses and other payables:
Investment advisory fees	498,470
Fund administration fees	49,477
Distribution fees	2,395
Administrative services fees	167,182
Custodian fees	42,366
Trustee fees	4,274
Compliance program costs (Note 3)	30,012
Professional fees	80,555
Printing fees	35,033
Other	12,099

Total Liabilities	2,663,126

Net Assets	$1,279,372,735

Represented by:
Capital	$1,229,990,393
Accumulated undistributed net investment income	1,479,647
Accumulated net realized gains from investment transactions	7,008,789
Net unrealized appreciation/(depreciation) from investments	40,893,906

Net Assets	$1,279,372,735

Net Assets:
Class I Shares	$1,214,579,466
Class II Shares	11,626,946
Class III Shares	20,134,208
Class IV Shares	33,032,115

Total	$1,279,372,735

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	102,401,384
Class II Shares	983,344
Class III Shares	1,697,279
Class IV Shares	2,785,351

Total	107,867,358

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.86
Class II Shares	$11.82
Class III Shares	$11.86
Class IV Shares	$11.86
The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Government
Bond Fund

INVESTMENT INCOME:
Interest income	$27,279,776

Total Income	27,279,776

EXPENSES:
Investment advisory fees	3,152,368
Fund administration fees	325,632
Distribution fees Class II Shares	15,285
Administrative services fees Class I Shares	950,159
Administrative services fees Class II Shares	9,180
Administrative services fees Class III Shares	15,521
Administrative services fees Class IV Shares	25,042
Custodian fees	49,571
Trustee fees	29,615
Compliance program costs (Note 3)	10,291
Professional fees	140,450
Printing fees	71,184
Other	50,548

Total expenses before earnings credit	4,844,846
Earnings credit (Note 5)	(28)

Net Expenses	4,844,818

NET INVESTMENT INCOME	22,434,958

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,020,239
Net change in unrealized appreciation/(depreciation) from investments	(25,595,686)

Net realized/unrealized gains from investments	(16,575,447)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,859,511

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Government Bond Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$22,434,958	$59,279,170
Net realized gains from investment transactions	9,020,239	8,300,524
Net change in unrealized appreciation/(depreciation) from investments	(25,595,686)	35,777,477

Change in net assets resulting from operations	5,859,511	103,357,171

Distributions to Shareholders From:
Net investment income:
Class I	(20,864,176)	(56,586,787)
Class II	(186,714)	(529,072)
Class III	(345,453)	(904,554)
Class IV	(560,310)	(1,476,412)

Change in net assets from shareholder distributions	(21,956,653)	(59,496,825)

Change in net assets from capital transactions	(135,828,666)	83,641,207

Change in net assets	(151,925,808)	127,501,553

Net Assets:
Beginning of period	1,431,298,543	1,303,796,990

End of period	$1,279,372,735	$1,431,298,543

Accumulated undistributed net investment income at end of period	$1,479,647	$1,001,342

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$44,473,197	$402,589,670
Dividends reinvested	20,864,176	56,586,787
Cost of shares redeemed	(200,005,303)	(372,077,460)

Total Class I	(134,667,930)	87,098,997

Class II Shares
Proceeds from shares issued	282,005	1,536,893
Dividends reinvested	186,714	529,072
Cost of shares redeemed	(1,745,111)	(3,441,789)

Total Class II	(1,276,392)	(1,375,824)

Class III Shares
Proceeds from shares issued	5,846,762	14,160,844
Dividends reinvested	345,453	904,554
Cost of shares redeemed (a)	(5,886,074)	(14,149,288)

Total Class III	306,141	916,110

Class IV Shares
Proceeds from shares issued	3,304,916	6,664,056
Dividends reinvested	560,310	1,476,412
Cost of shares redeemed	(4,055,711)	(11,138,544)

Total Class IV	(190,485)	(2,998,076)

Change in net assets from capital transactions	$(135,828,666)	$83,641,207

(a)	Includes redemption fee — see Note 4 to Financial Statements The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS:
Class I Shares
Issued	3,720,762	34,383,266
Reinvested	1,758,007	4,830,389
Redeemed	(16,726,724)	(31,847,594)

Total Class I Shares	(11,247,955)	7,366,061

Class II Shares
Issued	23,604	131,695
Reinvested	15,781	45,314
Redeemed	(146,894)	(294,925)

Total Class II Shares	(107,509)	(117,916)

Class III Shares
Issued	488,842	1,207,770
Reinvested	29,094	77,281
Redeemed	(495,001)	(1,208,793)

Total Class III Shares	22,935	76,258

Class IV Shares
Issued	277,000	570,962
Reinvested	47,213	126,063
Redeemed	(339,912)	(946,415)

Total Class IV Shares	(15,699)	(249,390)

Total change in shares	(11,348,228)	7,075,013

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$12.01	0.20	(0.15)	0.05	(0.20)	–	(0.20)	–	$11.86	0.43%	$1,214,579,466	0.73%	3.37%	0	.73%(d)	47.19%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.72%	$1,364,508,386	0.70%	4.24%	0	.70%(d)	55.58%
Year Ended December 31, 2007	$11.35	0.51	0.28	0.79	(0.51)	–	(0.51)	–	$11.63	7.16%	$1,235,739,182	0.72%	4.52%	0	.72%(e)	87.90%
Year Ended December 31, 2006	$11.54	0.48	(0.11)	0.37	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$1,067,945,373	0.73%	4.16%	0	.73%(d)	93.01%
Year Ended December 31, 2005	$11.62	0.43	(0.06)	0.37	(0.43)	(0.02)	(0.45)	–	$11.54	3.26%	$1,117,512,481	0.73%	3.65%	0	.73%(d)	87.79%
Year Ended December 31, 2004	$12.13	0.47	(0.08)	0.39	(0.66)	(0.24)	(0.90)	–	$11.62	3.26%	$1,222,615,349	0.73%	3.75%	0	.73%(d)	69.37%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$11.97	0.19	(0.15)	0.04	(0.19)	–	(0.19)	–	$11.82	0.31%	$11,626,946	0.98%	3.12%	0	.98%(d)	47.19%
Year Ended December 31, 2008	$11.59	0.47	0.38	0.85	(0.47)	–	(0.47)	–	$11.97	7.48%	$13,057,446	0.94%	4.00%	0	.94%(d)	55.58%
Year Ended December 31, 2007	$11.32	0.49	0.26	0.75	(0.48)	–	(0.48)	–	$11.59	6.91%	$14,013,343	0.97%	4.27%	0	.97%(e)	87.90%
Year Ended December 31, 2006	$11.51	0.45	(0.11)	0.34	0.44	(0.09)	(0.53)	–	$11.32	3.00%	$14,469,737	0.98%	3.91%	0	.98%(d)	93.01%
Year Ended December 31, 2005	$11.59	0.40	(0.06)	0.34	(0.40)	(0.02)	(0.42)	–	$11.51	3.01%	$15,765,561	0.98%	3.40%	0	.98%(d)	87.79%
Year Ended December 31, 2004	$12.10	0.44	(0.08)	0.36	(0.63)	(0.24)	(0.87)	–	$11.59	3.01%	$17,642,682	0.98%	3.50%	0	.98%(d)	69.37%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$12.01	0.20	(0.15)	0.05	(0.20)	–	(0.20)	–	$11.86	0.43%	$20,134,208	0.73%	3.40%	0	.73%(d)	47.19%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.73%	$20,106,128	0.69%	4.25%	0	.69%(d)	55.58%
Year Ended December 31, 2007	$11.35	0.49	0.30	0.79	(0.51)	–	(0.51)	–	$11.63	7.15%	$18,582,814	0.73%	4.51%	0	.73%(e)	87.90%
Year Ended December 31, 2006	$11.54	0.47	(0.10)	0.37	0.47	(0.09)	(0.56)	–	$11.35	3.35%	$13,164,278	0.72%	4.21%	0	.72%(d)	93.01%
Year Ended December 31, 2005	$11.63	0.40	(0.04)	0.36	(0.43)	(0.02)	(0.45)	–	$11.54	3.18%	$10,604,399	0.73%	3.66%	0	.73%(d)	87.79%
Year Ended December 31, 2004	$12.14	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	–	$11.63	3.27%	$6,853,682	0.73%	3.72%	0	.73%(d)	69.37%

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$12.00	0.20	(0.14)	0.06	(0.20)	–	(0.20)	–	$11.86	0.51%	$33,032,115	0.73%	3.37%	0	.73%(d)	47.19%
Year Ended December 31, 2008	$11.63	0.50	0.37	0.87	(0.50)	–	(0.50)	–	$12.00	7.62%	$33,626,583	0.71%	4.23%	0	.71%(d)	55.58%
Year Ended December 31, 2007	$11.35	0.52	0.27	0.79	(0.51)	–	(0.51)	–	$11.63	7.26%	$35,461,651	0.70%	4.53%	0	.71%(e)	87.90%
Year Ended December 31, 2006	$11.53	0.48	(0.10)	0.38	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$35,962,429	0.73%	4.16%	0	.73%(d)	93.01%
Year Ended December 31, 2005	$11.62	0.43	(0.07)	0.36	(0.43)	(0.02)	(0.45)	–	$11.53	3.17%	$39,264,028	0.73%	3.65%	0	.73%(d)	87.79%
Year Ended December 31, 2004	$12.13	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	–	$11.62	3.27%	$41,019,467	0.73%	3.74%	0	.73%(d)	69.37%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	There were no fee reductions during the period.
(e)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

12 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Sponsored & Agency Obligations	$—	$635,051,861	$—	$635,051,861

Collateralized Mortgage Obligations	—	243,104,913	—	243,104,913

U.S. Government Sponsored Mortgage-Backed Obligations	—	370,957,201	—	370,957,201

U.S. Treasury Bonds	—	12,321,880	—	12,321,880

Repurchase Agreements	—	9,345,890	—	9,345,890

Total	$—	$1,270,781,745	$—	$1,270,781,745

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

14 Semiannual Report 2009

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2009, the Fund did not have securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 and 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $250 million	0.50%

$250 million up to $1 billion	0.475%

$1 billion up to $2 billion	0.45%

$2 billion up to $5 billion	0.425%

$5 billion and more	0.40%

From such fees, pursuant to the subadvisory agreement, NFA paid the affiliated subadviser $978,224 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

16 Semiannual Report 2009

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of the average daily net assets of Class IV of the Fund.

For the six months ended June 30, 2009, NFS received $1,017,257 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $10,291.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $6,591 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of 54,059 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $619,741,655 and sales of $733,194,951 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $168,521,888 and sales of $111,283,760 of U.S. government securities.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When

18 Semiannual Report 2009

the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,229,919,968	$42,976,814	$(2,115,037)	$40,861,777

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement

20 Semiannual Report 2009

with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management (“NWAM”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for each of the one- and three-year periods ended September 30, 2008 was in the second quintile of the peer group, while the Fund’s performance for Class II shares for the five-year period ended September 30, 2008 was in the third quintile and slightly above the median of its peer group. The Trustees noted that for each period, the Fund underperformed its benchmark, the Merrill Lynch Government Master Index. The Trustees noted that NWAM had recently added new portfolio managers for the Fund, increasing the resources devoted to the Fund.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and at the median of its peer group, and that the Fund’s actual advisory fee was in the second quintile of its peer group. The Trustees also noted that, although the Fund’s total expenses (including 12b-1 and administrative service fees) were in the fifth quintile of its peer group, total expenses (excluding 12b-1 and administrative service fees) were in the second quintile of the Fund’s peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the advisory fee schedule includes breakpoints, and that the second breakpoint has been reached. The Trustees concluded that the shareholders of the Fund have appropriately benefited from economies of scale under the proposed advisory fee schedule, in light of such breakpoints.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Multi-Manager Small Company Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

22	Statement of Assets and Liabilities

24	Statement of Operations

25	Statements of Changes in Net Assets

27	Financial Highlights

29	Notes to Financial Statements

38	Supplemental Information

41	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCO (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Multi-Manager Small Company Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Multi-Manager Small Company Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,080.40	6.28	1.22
	Hypothetical	[b]	1,000.00	1,018.76	6.11	1.22

Class II	Actual		1,000.00	1,078.90	7.57	1.47
	Hypothetical	[b]	1,000.00	1,017.52	7.37	1.47

Class III	Actual		1,000.00	1,079.30	6.27	1.22
	Hypothetical	[b]	1,000.00	1,018.76	6.11	1.22

Class IV	Actual		1,000.00	1,079.50	6.28	1.22
	Hypothetical	[b]	1,000.00	1,018.76	6.11	1.22

Class Y	Actual		1,000.00	1,080.20	5.52	1.07
	Hypothetical	[b]	1,000.00	1,019.49	5.37	1.07

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Company Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	97.6%
Repurchase Agreement	3.0%
Mutual Fund	2.7%
Exchange Traded Funds	0.2%
Preferred Stocks	0.1%
Liabilities in excess of other assets	(3	.6)%

	100.0%

Top Industries

Software	6.5%
Machinery	4.6%
Insurance	4.3%
Hotels, Restaurants & Leisure	4.4%
Commercial Banks	4.0%
Internet Software & Services	3.8%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.7%
Specialty Retail	3.0%
Communications Equipment	2.9%
Other Industries*	59.0%

100.0%

Top Holdings

AIM Liquid Assets Portfolio	2.7%
Athenahealth, Inc.	1.1%
MICROS Systems, Inc.	0.8%
Blackboard, Inc.	0.8%
Riverbed Technology, Inc.	0.8%
Omniture, Inc.	0.7%
O’Reilly Automotive, Inc.	0.7%
CoStar Group, Inc.	0.7%
Hanover Insurance Group, Inc. (The)	0.7%
Alberto-Culver Co.	0.6%
Other Holdings*	90.4%

100.0%

Top Countries

United States	76.8%
Japan	6.5%
United Kingdom	2.8%
Bermuda	1.8%
China	1.4%
Australia	1.0%
Germany	1.0%
France	0.8%
Italy	0.7%
Hong Kong	0.7%
Other Countries*	6.5%

100.0%

*	For purposes of listing top holdings, industries and countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.6%

	Shares	Market Value

ARGENTINA 0.2%
Internet Software & Services 0.2%
MercadoLibre, Inc.*	20,932	$562,652

AUSTRALIA 0.9% (a)
Automobiles 0.1%
Fleetwood Corp. Ltd.	42,960	203,716

Capital Markets 0.0%
eircom Holdings Ltd.	93,412	86,036

Commercial Services & Supplies 0.1%
Mineral Resources Ltd.	41,151	140,885

Construction & Engineering 0.2%
Ausenco Ltd.	1,462	4,750
Monadelphous Group Ltd.	87,751	839,636

		844,386

Energy Equipment & Services 0.1%
Neptune Marine Services Ltd.*	349,713	151,320

Health Care Providers & Services 0.3%
Healthscope Ltd.	97,498	344,456
Sigma Pharmaceuticals Ltd.	655,257	642,690

		987,146

Insurance 0.0%
Tower Australia Group Ltd.	37,729	84,790

Metals & Mining 0.0%
Panoramic Resources Ltd.	47,744	86,571

Multiline Retail 0.1%
David Jones Ltd.	121,268	442,585

Oil, Gas & Consumable Fuels 0.0%
Beach Petroleum Ltd.	184,544	116,648

Real Estate Management & Development 0.0%
FKP Ltd.	124,222	51,914
Sunland Group Ltd.	63,299	33,839

		85,753

Trading Companies & Distributors 0.0%
Emeco Holdings Ltd.	369,156	120,102

		3,349,938

AUSTRIA 0.1% (a)
Real Estate Management & Development 0.1%
Immofinanz Immobilien Anlagen AG	137,958	284,236

BELGIUM 0.2% (a)
Food Products 0.1%
SIPEF SA NV	10,523	504,279

Oil, Gas & Consumable Fuels 0.1%
Euronav NV	22,573	421,638

		925,917

BERMUDA 1.8%
Insurance 1.3%
Allied World Assurance Co. Holdings Ltd.	6,136	250,533
Arch Capital Group Ltd.*	7,400	433,492
Aspen Insurance Holdings Ltd.	96,548	2,156,882
Assured Guaranty Ltd.	14,400	178,272
Endurance Specialty Holdings Ltd.	13,600	398,480
IPC Holdings Ltd.	13,385	365,946
Lancashire Holdings Ltd.*(a)	110,732	851,180
Platinum Underwriters Holdings Ltd.	4,400	125,796
Validus Holdings Ltd.	5,100	112,098

		4,872,679

Internet Software & Services 0.5%
VistaPrint Ltd.*	49,001	2,089,893

		6,962,572

BRAZIL 0.2%
Household Durables 0.1% (b)
Gafisa SA ADR	29,082	479,853

Real Estate Management & Development 0.1%
Brookfield Incorporacoes SA	152,862	333,157

		813,010

BRITISH VIRGIN ISLANDS 0.3%
Air Freight & Logistics 0.3%
UTi Worldwide, Inc.*	97,530	1,111,842

CANADA 0.6%
Commercial Services & Supplies 0.1%
Ritchie Bros Auctioneers, Inc.	17,400	408,030

Communications Equipment 0.0%
Sierra Wireless, Inc.*	5,603	32,049

Electronic Equipment & Instruments 0.1%
Celestica, Inc.*	45,967	313,495

Internet Software & Services 0.0%
Open Text Corp.*	3,383	123,209

Metals & Mining 0.1%
Thompson Creek Metals Co., Inc.*	46,200	472,164

Oil, Gas & Consumable Fuels 0.1%
Petrobank Energy & Resources Ltd.*	14,500	422,994

Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*	41,402	539,468

		2,311,409

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

CAYMAN ISLANDS 0.4%
Computers & Peripherals 0.0%
Seagate Technology	4,029	$42,143

Insurance 0.2%
Greenlight Capital Re Ltd., Class A*	46,060	797,299

Personal Products 0.2%
Herbalife Ltd.	18,300	577,182

		1,416,624

CHINA 1.4%
Automobiles 0.0% (a)
Dongfeng Motor Corp.	156,000	130,851

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group ADR*	7,219	486,272

Electrical Equipment 0.1% (a)
Harbin Power Equipment Co. Ltd., Class H	482,000	451,185

Energy Equipment & Services 0.1% (a)
Anhui Tianda Oil Pipe Co. Ltd.,	739,000	315,889

Food Products 0.0%
Zhongpin, Inc.*	2,376	24,616

Hotels, Restaurants & Leisure 0.3% (b)
Ctrip.com International Ltd. ADR*	23,969	1,109,765

Internet Software & Services 0.1%
SINA Corp.*	10,436	307,653

Personal Products 0.0%
American Oriental Bioengineering, Inc.*	25,200	133,308

Real Estate Management & Development 0.1% (a)
Shui On Land Ltd.	203,550	138,427

Software 0.2% (b)
Longtop Financial Technologies Ltd. ADR*	32,177	790,267

Textiles, Apparel & Luxury Goods 0.1% (a)
Weiqiao Textile Co.	472,000	243,095

Transportation Infrastructure 0.3% (a)
Sichuan Expressway Co. Ltd.*	926,000	380,776
Zhejiang Expressway Co. Ltd., Class H	768,000	606,360

		987,136

		5,118,464

DENMARK 0.2% (a)
Chemicals 0.0%
Auriga Industries AS, Class B	3,736	64,830

Construction & Engineering 0.0%
Per Aarsleff AS, Class B	1,310	149,366

Food Products 0.1%
East Asiatic Co. Ltd. AS	11,349	378,274

Marine 0.0%
D/S Norden AS	3,150	107,899

Real Estate Management & Development 0.1%
TK Development*	36,611	182,783

		883,152

FINLAND 0.2% (a)
Containers & Packaging 0.0%
Huhtamaki OYJ	11,725	121,098

Real Estate Management & Development 0.1%
Citycon OYJ	120,000	313,352

Software 0.1%
F-Secure OYJ	60,654	210,385
Tekla OYJ	3,893	30,096

		240,481

		674,931

FRANCE 0.8% (a)
Chemicals 0.0%
Societe Internationale de Plantations d’Heveas	1,486	55,224

Electrical Equipment 0.2%
Nexans SA	12,926	690,306

Hotels, Restaurants & Leisure 0.0%
Pierre & Vacances	2,227	155,090

Household Durables 0.2%
Nexity	22,178	665,309

Industrial Conglomerate 0.0%
Wendel	4,991	161,867

Information Technology Services 0.1%
Groupe Steria SCA	15,358	282,943
Sopra Group SA	1,765	65,602

		348,545

Media 0.1%
Havas SA	135,087	332,831

Natural Gas Utility 0.1%
Rubis	2,678	199,695

Oil, Gas & Consumable Fuels 0.1%
Esso S.A. Francaise	2,385	316,628
Total Gabon	233	69,440

		386,068

Professional Services 0.0%
Teleperformance	2,379	72,608

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)

Trading Companies & Distributors 0.0%
IMS International Metal Service*	1	$16

		3,067,559

GERMANY 0.9% (a)
Aerospace & Defense 0.2%
MTU Aero Engines Holding AG	21,002	767,330

Machinery 0.3%
Demag Cranes AG	16,093	365,214
Duerr AG	1,725	27,454
Gesco AG	2,307	118,564
Gildemeister AG	30,075	290,196
Heidelberger Druckmaschinen AG	36,975	209,056

		1,010,484

Media 0.1%
CTS Eventim AG	7,725	311,870

Metals & Mining 0.2%
Aurubis AG	21,939	645,528

Real Estate Management & Development 0.0%
DIC Asset AG*	22,869	161,851

Thrifts & Mortgage Finance 0.1%
Aareal Bank AG*	46,136	505,232

Trading Companies & Distributors 0.0%
Phoenix Solar AG	1,320	60,684

		3,462,979

GREECE 0.2% (a)
Commercial Banks 0.2%
Piraeus Bank SA*	62,490	622,084

HONG KONG 0.7% (a)
Communications Equipment 0.3%
VTech Holdings Ltd.	161,000	1,096,520

Distributors 0.0%
Integrated Distribution Services Group Ltd.	140,900	188,888

Food Products 0.1%
China Fishery Group Ltd.*	86,700	60,763
First Pacific Co.	434,000	248,558

		309,321

Hotels, Restaurants & Leisure 0.1%
Mandarin Oriental International Ltd.	185,042	244,956

Marine 0.0%
Chu Kong Shipping Development	934,000	137,094
Jinhui Shipping & Transportation Ltd.	1	2

		137,096

Pharmaceuticals 0.1%
China Pharmaceutical Group Ltd.	416,000	213,277

Real Estate Investment Trusts 0.0%
GZI Real Estate Investment Trust	394,000	127,707

Water Utility 0.1%
Guangdong Investment Ltd.	442,000	217,003

		2,534,768

INDIA 0.0% (b)
Internet Software & Services 0.0%
Rediff.com India Ltd. ADR*	23,787	65,176

IRELAND 0.6%
Food & Staples Retailing 0.0% (a)
Fyffes PLC	224,824	104,163

Hotels, Restaurants & Leisure 0.2% (a)
Paddy Power PLC	27,660	644,266

Life Sciences Tools & Services 0.2%
ICON PLC ADR*	25,300	545,974

Oil, Gas & Consumable Fuels 0.2% (a)
Dragon Oil PLC*	134,455	807,036

		2,101,439

ISRAEL 0.2%
Communications Equipment 0.1%
Ceragon Networks Ltd.*	57,100	378,573

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd.*	44,000	529,320

		907,893

ITALY 0.7% (a)
Commercial Banks 0.0%
Banca Popolare di Milano Scarl	1	6
Credito Emiliano SpA*	32,339	155,297

		155,303

Construction & Engineering 0.0%
Trevi Finanziaria SpA	6,064	70,751

Construction Materials 0.0%
Buzzi Unicem SpA	5,623	79,650

Electronic Equipment & Instruments 0.1%
Esprinet SpA	57,361	517,514

Household Durables 0.1%
Indesit Co. SpA*	55,160	282,540

Machinery 0.2%
Danieli & Co. SpA	61,395	567,254

Multi-Utility 0.1%
ACEA SpA	32,295	394,317

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

ITALY (continued)

Oil, Gas & Consumable Fuels 0.2%
ERG SpA	42,527	$590,172

		2,657,501

JAPAN 6.5% (a)
Air Freight & Logistics 0.2%
Kintetsu World Express, Inc.	34,700	829,843

Auto Components 0.2%
Futaba Industrial Co. Ltd.	18,500	66,438
Press Kogyo Co. Ltd.	280,000	497,859
Sanden Corp.	46,000	115,072
Teikoku Piston Ring Co. Ltd.	900	4,253

		683,622

Automobiles 0.1%
Isuzu Motors Ltd.	320,000	513,459

Building Products 0.0%
Takasago Thermal Engineering Co. Ltd.	16,000	144,381

Chemicals 0.3%
Kanto Denka Kogyo Co. Ltd.	18,000	92,763
Nippon Soda Co. Ltd.	183,000	820,336
Taiyo Ink Manufacturing Co. Ltd.	6,600	145,633

		1,058,732

Commercial Banks 0.1%
Musashino Bank Ltd. (The)	9,200	309,147

Commercial Services & Supplies 0.0%
Matsuda Sangyo Co. Ltd.	5,100	81,399

Communications Equipment 0.1%
Mitsui Knowledge Industry Co. Ltd.	1,609	321,924

Computers & Peripherals 0.1%
MegaChips Corp.	4,000	91,984
Melco Holdings, Inc.	12,500	155,145

		247,129

Construction & Engineering 0.5%
NEC Networks & System Integration Corp.	59,700	733,284
Taikisha Ltd.	43,100	507,069
Toyo Engineering Corp.	198,000	669,123

		1,909,476

Consumer Finance 0.1%
Hitachi Capital Corp.	27,700	374,754

Distributors 0.0%
Canon Marketing Japan, Inc.	5,300	74,105

Diversified Financial Services 0.0%
Ricoh Leasing Co. Ltd.	4,300	84,570

Electrical Equipment 0.1%
Furukawa Electric Co. Ltd.	49,000	220,469

Electronic Equipment & Instruments 0.2%
Mitsumi Electric Co. Ltd.	6,600	141,008
Nihon Dempa Kogyo Co. Ltd.	8,600	181,071
Sanshin Electronics Co. Ltd.	15,100	116,299
Siix Corp.	32,500	155,959
Tamura Corp.	30,000	125,908

		720,245

Food & Staples Retailing 0.4%
Arcs Co. Ltd.	19,500	279,178
Circle K Sunkus Co. Ltd.	35,300	550,717
Cosmos Pharmaceutical Corp.	14,800	266,314
Maruetsu, Inc. (The)	2,000	10,354
Ministop Co. Ltd.	16,600	267,233
Okuwa Co. Ltd.	18,000	211,645

		1,585,441

Food Products 0.1%
Q.P. Corp.	6,700	69,758
Yonekyu Corp.	13,500	140,656

		210,414

Health Care Equipment & Supplies 0.5%
Aloka Co. Ltd.	29,500	319,287
Eiken Chemical Co. Ltd.	47,600	406,348
Hogy Medical Co. Ltd.	11,100	564,310
Miraca Holdings, Inc.	16,600	405,833
Nihon Kohden Corp.	17,500	229,973

		1,925,751

Health Care Providers & Services 0.1%
BML, Inc.	24,300	539,938

Hotels, Restaurants & Leisure 0.1%
Ohsho Food Service Corp.	7,400	152,185
Pacific Golf Group International Holdings KK	276	171,289

		323,474

Household Durables 0.2%
Rinnai Corp.	18,400	813,355

Information Technology Services 0.1%
INES Corp.	22,000	149,760
NET One Systems Co. Ltd.	96	169,261

		319,021

Internet & Catalog Retail 0.1%
Dena Co. Ltd.	83	277,168

Internet Software & Services 0.0%
Zappallas, Inc.	30	61,489

Leisure Equipment & Products 0.3%
Aruze Corp.*	26,000	198,190
Fields Corp.	170	229,995
Mars Engineering Corp.	1,300	37,352
Tomy Co. Ltd.	70,200	474,669

		940,206

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Machinery 0.3%
Aichi Corp.	36,400	$169,539
Hosokawa Micron Corp.	52,000	228,005
Namura Shipbuilding Co. Ltd.	43,900	273,638
Nitta Corp.	5,400	79,094
Tsugami Corp.	185,000	408,022

		1,158,298

Media 0.3%
Daiichikosho Co. Ltd.	11,800	128,388
SKY Perfect JSAT Holdings, Inc.	1,629	621,262
Wowow, Inc.	250	428,219

		1,177,869

Metals & Mining 0.7%
Kyoei Steel Ltd.	29,400	830,556
Mitsubishi Steel Manufacturing Co. Ltd.	154,000	361,033
Nippon Coke & Engineering Co. Ltd.	61,000	78,809
Osaka Steel Co. Ltd.	19,800	360,251
Pacific Metals Co. Ltd.	63,000	486,645
Yamato Kogyo Co. Ltd.	16,700	491,720

		2,609,014

Office Electronics 0.1%
Brother Industries Ltd.	3,400	30,077
Toshiba TEC Corp.	55,000	223,991

		254,068

Oil, Gas & Consumable Fuels 0.0%
Nippon Mining Holdings, Inc.	2,000	10,337

Personal Products 0.0%
Mandom Corp.	5,300	119,987

Pharmaceuticals 0.3%
Kaken Pharmaceutical Co. Ltd.	41,000	365,547
Nippon Shinyaku Co. Ltd.	62,000	709,858

		1,075,405

Real Estate Management & Development 0.1%
Tokyu Livable, Inc.	54,200	514,799

Semiconductors & Semiconductor Equipment 0.1%
Ferrotec Corp.	6,400	71,156
Sumco Corp.	17,300	245,821

		316,977

Software 0.4%
Capcom Co. Ltd.	3,600	64,756
DTS, Inc.	8,500	88,340
Fuji Soft, Inc.	14,500	286,417
Hitachi Software Engineering Co. Ltd.	37,200	635,160
MTI Ltd.	161	341,900
Sumisho Computer Systems Corp.	4,900	76,507

		1,493,080

Specialty Retail 0.2%
Alpen Co. Ltd.	4,100	74,352
GEO Corp.	753	621,542

		695,894

Textiles, Apparel & Luxury Goods 0.1%
Fujibo Holdings, Inc.	7,000	7,895
Gunze Ltd.	82,000	365,264
Sanei International Co. Ltd.	13,000	112,002

		485,161

Trading Companies & Distributors 0.0%
Hanwa Co. Ltd.	42,000	157,227

		24,637,628

MEXICO 0.2%
Transportation Infrastructure 0.2%
Grupo Aeroportuario del Pacifico SAB de CV ADR	27,155	696,797

NETHERLANDS 0.6%
Capital Markets 0.2% (a)
BinckBank NV	58,170	740,314

Construction & Engineering 0.3%
Chicago Bridge & Iron Co. NV	81,400	1,009,360

Electrical Equipment 0.0% (a)
Draka Holding NV*	11,169	149,876

Professional Services 0.0% (a)
USG People NV	9,158	105,441

Semiconductors & Semiconductor Equipment 0.0%
ASM International NV*	9,211	135,494

Software 0.1% (a)
Exact Holding NV	5,679	137,786
Unit 4 Agresso NV*	8,309	136,260

		274,046

		2,414,531

NEW ZEALAND 0.0% (a)
Airline 0.0%
Air New Zealand Ltd.	41,957	24,373

NORWAY 0.4% (a)
Capital Markets 0.1%
ABG Sundal Collier Holding ASA	293,431	320,206

Commercial Banks 0.1%
Sparebank 1 Nord-Norge	9,540	117,939
Sparebank 1 SR Bank	36,494	186,880

		304,819

Construction & Engineering 0.1%
Veidekke ASA	61,700	304,596

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

NORWAY (continued)

Energy Equipment & Services 0.1%
Fred Olsen Energy ASA	9,090	$310,519
Petroleum Geo-Services ASA*	23,050	143,788

		454,307

Internet Software & Services 0.0%
Opera Software ASA	38,151	196,034

		1,579,962

PANAMA 0.1%
Airline 0.1%
Copa Holdings SA Class A	12,700	518,414

PORTUGAL 0.3% (a)
Commercial Banks 0.1%
Banco BPI SA	123,548	316,040

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	40,482	276,096

Paper & Forest Products 0.1%
Semapa-Sociedade de Investimento e Gestao	72,992	593,065

		1,185,201

RUSSIAN FEDERATION 0.0%
Media 0.0%
CTC Media, Inc.*	2,492	29,455

SINGAPORE 0.3% (a)
Computers & Peripherals 0.0%
Creative Technology Ltd.*	24,750	61,472

Construction & Engineering 0.1%
Rotary Engineering Ltd.	511,000	245,745

Distributors 0.1%
Jardine Cycle & Carriage Ltd.	27,000	356,450

Diversified Financial Services 0.0%
Macquarie International Infrastructure Fund Ltd.	455,000	114,168

Industrial Conglomerate 0.1%
Hong Leong Asia Ltd.	294,000	303,521

Machinery 0.0%
Jaya Holdings Ltd.	369,000	87,402

Wireless Telecommunication Services 0.0%
MobileOne Ltd.	92,000	97,138

		1,265,896

SPAIN 0.6% (a)
Airline 0.0%
Iberia Lineas Aereas de Espana*	1	2

Diversified Financial Services 0.2%
Corporacion Financiera Alba	15,888	766,086

Machinery 0.3%
Construcciones y Auxiliar de Ferrocarriles SA	1,773	796,205
Duro Felguera SA	13,094	118,731

		914,936

Metals & Mining 0.1%
Tubos Reunidos SA	149,238	416,075

Paper & Forest Products 0.0%
Miquel y Costas & Miquel SA	3,829	74,528

		2,171,627

SWEDEN 0.6%
Auto Components 0.0%
Autoliv, Inc.	632	18,183

Hotels, Restaurants & Leisure 0.2% (a)
Betsson AB	54,000	611,966

Household Durables 0.0% (a)
JM AB*	1	7

Metals & Mining 0.1% (a)
Boliden AB	63,667	483,189

Professional Services 0.0% (a)
AF AB, B Shares	7,900	146,529

Real Estate Management & Development 0.3% (a)
Kungsleden AB	107,184	496,173
Wihlborgs Fastigheter AB	49,500	667,478

		1,163,651

		2,423,525

SWITZERLAND 0.6% (a)
Capital Markets 0.2%
Partners Group Holding AG	6,166	599,915

Commercial Banks 0.1%
Banque Cantonale Vaudoise	1,870	590,144

Electronic Equipment & Instruments 0.0%
Inficon Holding AG	345	30,175

Insurance 0.1%
Helvetia Holding AG	1,745	463,502

Machinery 0.0%
Kardex AG*	151	4,453

Pharmaceuticals 0.1%
Acino Holding AG	1,145	211,812

Specialty Retail 0.1%
Valora Holding AG	1,346	243,591

		2,143,592

UNITED KINGDOM 2.8% (a)
Air Freight & Logistics 0.0%
Wincanton PLC	36,099	115,585

10 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)

Capital Markets 0.2%
Close Brothers Group PLC	6,769	$73,288
Tullett Prebon PLC	163,717	799,651

		872,939

Commercial Services & Supplies 0.2%
Babcock International Group	43,305	343,513
RPS Group PLC	113,228	373,739

		717,252

Construction & Engineering 0.1%
Galliford Try PLC	133,166	105,997
Keller Group PLC	22,279	203,642
Severfield-Rowen PLC	19,133	60,942

		370,581

Diversified Financial Services 0.0%
Climate Exchange PLC*	6,324	89,158

Diversified Telecommunication Services 0.1%
COLT Telecom Group SA*	118,108	211,274
Telcom Plus PLC	25,112	118,904

		330,178

Energy Equipment & Services 0.3%
Petrofac Ltd.	96,329	1,063,254

Food Products 0.2%
Dairy Crest Group PLC	119,716	633,468

Health Care Equipment & Supplies 0.0%
SSL International PLC	1	9

Hotels, Restaurants & Leisure 0.2%
Domino’s Pizza UK & IRL PLC	83,045	281,641
Punch Taverns PLC*	33,773	56,355
Restaurant Group PLC	68,489	161,191
Sportingbet PLC*	188,832	177,661

		676,848

Household Durables 0.1%
Pace PLC	112,402	367,876

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	87,464	633,046

Industrial Conglomerate 0.0%
Tomkins PLC	33,324	81,278
Information Technology Services 0.1%
Computacenter PLC	88,897	300,770

Insurance 0.2%
Beazley PLC	376,135	603,005
Chesnara PLC	26,656	64,143

		667,148

Internet & Catalog Retail 0.2%
Home Retail Group PLC	179,313	769,633

Media 0.1%
St. Ives PLC	159,023	135,512
Yell Group PLC	156,862	67,991

		203,503

Multiline Retail 0.0%
Debenhams PLC	106,118	141,862

Oil, Gas & Consumable Fuels 0.1%
Infinity Bio-Energy Ltd.*(a)	94,500	945
Venture Production PLC	36,909	493,345

		494,290

Professional Services 0.1%
ITE Group PLC	131,154	217,438

Road & Rail 0.0%
Go-Ahead Group PLC (The)	5,813	114,338

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	224,505	443,002

Software 0.1%
Micro Focus International PLC	76,645	473,249

Specialty Retail 0.2%
Game Group PLC	157,012	425,973
HMV Group PLC	115,340	214,342

		640,315

Thrifts & Mortgage Finance 0.1%
Paragon Group of Cos PLC	168,174	210,242

		10,627,262

UNITED STATES 74.0%
Aerospace & Defense 1.0%
Aerovironment, Inc.*	47,100	1,453,506
American Science & Engineering, Inc.	1,217	84,119
Applied Signal Technology, Inc.	1,792	45,714
Argon ST, Inc.*	5,900	121,363
Ceradyne, Inc.*	3,365	59,426
Cubic Corp.	2,210	79,096
DigitalGlobe, Inc.*	15,469	297,005
Esterline Technologies Corp.*	4,011	108,577
Innovative Solutions & Support, Inc.	50,464	225,574
Moog, Inc., Class A*	5,180	133,696
Orbital Sciences Corp.*	19,517	296,073
Teledyne Technologies, Inc.*	18,239	597,327
TransDigm Group, Inc.*	2,570	93,034
Triumph Group, Inc.	2,318	92,720

		3,687,230

Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc.*	10,069	233,500
Forward Air Corp.	6,900	147,108
HUB Group, Inc., Class A*	10,433	215,337

		595,945

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Airline 0.1%
SkyWest, Inc.	30,906	$315,241

Auto Components 0.3%
BorgWarner, Inc.	11,760	401,369
Drew Industries, Inc.*	43,400	528,178
Gentex Corp.	13,500	156,600
Hawk Corp., Class A*	6,798	94,152
Superior Industries International, Inc.	2,711	38,225
TRW Automotive Holdings Corp.*	3,723	42,070
WABCO Holdings, Inc.	2,239	39,630

		1,300,224

Beverages 0.2%
Boston Beer Co., Inc., Class A*	4,500	133,155
Constellation Brands, Inc., Class A*	56,300	713,884

		847,039

Biotechnology 0.5%
Alkermes, Inc.*	521	5,637
Alnylam Pharmaceuticals, Inc.*(b)	29,913	666,163
Cephalon, Inc.*	8,150	461,697
Cubist Pharmaceuticals, Inc.*	10,194	186,856
Emergent Biosolutions, Inc.*	2,100	30,093
Enzon Pharmaceuticals, Inc.*	4,306	33,888
Martek Biosciences Corp.	8,370	177,026
Pacific Biosciences of California* (a) (e)	51,877	290,511

		1,851,871

Building Products 0.3%
Apogee Enterprises, Inc.	3,953	48,622
Gibraltar Industries, Inc.	6,571	45,143
Lennox International, Inc.	1,799	57,820
NCI Building Systems, Inc.*	2,824	7,455
Quanex Building Products Corp.	34,500	387,090
Simpson Manufacturing Co., Inc.	5,123	110,759
Universal Forest Products, Inc.	14,800	489,732

		1,146,621

Capital Markets 2.2%
Calamos Asset Management, Inc., Class A	15,648	220,793
Capital Southwest Corp.	1,506	108,959
E*Trade Financial Corp.*	110,500	141,440
Evercore Partners, Inc., Class A	17,992	353,363
GFI Group, Inc.	46,912	316,187
GLG Partners, Inc.(b)	58,620	239,756
Greenhill & Co., Inc.(b)	27,691	1,999,567
Hercules Technology Growth Capital, Inc.	57,469	480,441
Investment Technology Group, Inc.*	21,182	431,901
Knight Capital Group, Inc., Class A*	4,607	78,549
LaBranche & Co., Inc.*	1,360	5,848
optionsXpress Holdings, Inc.	6,190	96,131
Riskmetrics Group, Inc.*	128,793	2,274,484
Stifel Financial Corp.*	831	39,963
SWS Group, Inc.	30,243	422,495
TD Ameritrade Holding Corp.*	337	5,911
TradeStation Group, Inc.*	79,969	676,538
Waddell & Reed Financial, Inc., Class A	14,400	379,728

		8,272,054

Chemicals 0.9%
A. Schulman, Inc.	3,788	57,237
CF Industries Holdings, Inc.	1,319	97,791
Innophos Holdings, Inc.	2,176	36,753
Intrepid Potash, Inc.*	24,949	700,568
Koppers Holdings, Inc.	11,227	296,056
Landec Corp.*	17,500	118,825
Minerals Technologies, Inc.	342	12,319
OM Group, Inc.*	3,820	110,856
Omnova Solutions, Inc.*	92,000	299,920
Rockwood Holdings, Inc.*	23,936	350,423
RPM International, Inc.	21,900	307,476
Scotts Miracle-Gro Co. (The), Class A	627	21,976
Solutia, Inc.*	70,014	403,280
Valspar Corp.	29,500	664,635

		3,478,115

Commercial Banks 3.4%
Bank of Hawaii Corp.	5,443	195,023
Bank of the Ozarks, Inc.	68,060	1,472,138
Boston Private Financial Holdings, Inc.	2,590	11,603
Cadence Financial Corp.	22,519	50,217
CapitalSource, Inc.	319,546	1,559,385
Central Pacific Financial Corp.	3,993	14,974
City National Corp.	8,289	305,284
Columbia Banking System, Inc.	11,800	120,714
Commerce Bancshares, Inc.	3,752	119,426
Community Bank System, Inc.	4,884	71,111
CVB Financial Corp.	6,725	40,148
First Citizens BancShares, Inc.	4,000	534,600
First Commonwealth Financial Corp.	98,090	621,891
First Community Bancshares, Inc.	31,800	408,312
First Financial Bancorp	40,700	306,064
FirstMerit Corp.	2,684	45,574
Glacier Bancorp, Inc.	16,653	245,965
NBT Bancorp, Inc.	4,856	105,424
PacWest Bancorp	25,115	330,513

12 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Commercial Banks (continued)

Prosperity Bancshares, Inc.	5,805	$173,163
Seacoast Banking Corp. of Florida	16,900	41,067
Signature Bank*	4,171	113,118
Sterling Bancshares, Inc.	80,676	510,679
SVB Financial Group*	19,115	520,310
TCF Financial Corp.	66,717	892,006
Tompkins Financial Corp.	820	39,319
Trustmark Corp.	16,048	310,047
UMB Financial Corp.	15,775	599,608
United Bankshares, Inc.	2,434	47,560
Valley National Bancorp	7,497	87,715
Westamerica Bancorp	9,976	494,909
Western Alliance Bancorp*	189,024	1,292,924
Whitney Holding Corp.	14,500	132,820
Wilshire Bancorp, Inc.	3,078	17,699
Wintrust Financial Corp.	74,510	1,198,121

		13,029,431

Commercial Services & Supplies 1.2%
ABM Industries, Inc.	6,196	111,962
ATC Technology Corp.*	27,702	401,679
Brink’s Co. (The)	15,100	438,353
Comfort Systems USA, Inc.	5,310	54,428
Deluxe Corp.	11,300	144,753
EnergySolutions, Inc.	109,170	1,004,364
Healthcare Services Group, Inc.	9,800	175,224
Knoll, Inc.	33,268	252,171
PRG-Schultz International, Inc.*	4,743	12,806
Rollins, Inc.	18,550	321,101
TETRA Tech, Inc.*	7,163	205,220
Waste Connections, Inc.*	49,330	1,278,140

		4,400,201

Communications Equipment 2.4%
Acme Packet, Inc.*	34,100	345,092
ADC Telecommunications, Inc.*	33,800	269,048
Arris Group, Inc.*	61,260	744,922
Avocent Corp.*	3,365	46,975
Blue Coat Systems, Inc.*	5,267	87,116
Brocade Communications Systems, Inc.*	78,000	609,960
Comtech Telecommunications Corp.*	3,472	110,687
F5 Networks, Inc.*	13,100	453,129
Harmonic, Inc.*	13,207	77,789
InterDigital, Inc.*	3,200	78,208
IXIA*	52,085	351,053
Netgear, Inc.*	27,100	390,511
Oplink Communications, Inc.*	56,400	642,960
PC-Tel, Inc.*	2,786	14,905
Riverbed Technology, Inc.*	121,332	2,813,689
Symmetricom, Inc.*	6,421	37,049
Tekelec*	7,901	132,974
Tellabs, Inc.*	355,920	2,039,422
Tollgrade Communications, Inc.*	720	3,773

		9,249,262

Computers & Peripherals 0.3%
Adaptec, Inc.*	11,691	30,981
BancTec, Inc.*(e)	36,134	251,131
Hutchinson Technology, Inc.*	2,936	5,725
Lexmark International, Inc., Class A*	4,217	66,840
Novatel Wireless, Inc.*	50,935	459,434
Synaptics, Inc.*	7,702	297,682

		1,111,793

Construction & Engineering 0.2%
EMCOR Group, Inc.*	19,158	385,459
Furmanite Corp.*	1,673	7,461
Insituform Technologies, Inc., Class A*	4,733	80,319
Layne Christensen Co.*	7,700	157,465
Michael Baker Corp.*	3,405	144,236

		774,940

Construction Materials 0.5%
Eagle Materials, Inc.	45,226	1,141,504
Texas Industries, Inc.(b)	24,531	769,292

		1,910,796

Consumer Finance 0.1%
Cash America International, Inc.	4,004	93,653
First Cash Financial Services, Inc.*	3,517	61,618
World Acceptance Corp.*	2,380	47,386

		202,657

Containers & Packaging 1.4%
AptarGroup, Inc.	22,900	773,333
Crown Holdings, Inc.*	513	12,384
Greif, Inc., Class A	11,700	517,374
Pactiv Corp.*	57,900	1,258,167
Rock-Tenn Co., Class A	30,668	1,170,291
Silgan Holdings, Inc.	35,255	1,728,552

		5,460,101

Distributors 0.6%
LKQ Corp.*	138,612	2,280,167

Diversified Consumer Services 1.3%
American Public Education, Inc.*	38,050	1,507,160
Capella Education Co.*	29,569	1,772,662
Career Education Corp.*	18,900	470,421
Hillenbrand, Inc.	8,476	141,041
Lincoln Educational Services Corp.*	11,700	244,881
Matthews International Corp., Class A	11,000	342,320
Pre-Paid Legal Services, Inc.	1,095	47,731

2009 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Diversified Consumer Services (continued)

Strayer Education, Inc.	2,091	$456,068
Universal Technical Institute, Inc.*	2,593	38,713

		5,020,997

Diversified Financial Services 0.6%
Financial Federal Corp.	85,379	1,754,539
Interactive Brokers Group, Inc., Class A*	5,580	86,657
Pico Holdings, Inc.*	13,193	378,639

		2,219,835

Diversified Telecommunication Services 0.3%
CenturyTel, Inc.	5,506	169,034
Cogent Communications Group, Inc.*(b)	65,629	534,876
Neutral Tandem, Inc.*	2,388	70,494
NTELOS Holdings Corp.	9,400	173,148

		947,552

Electric Utilities 1.0%
Brookfield Infrastructure Partners LP	76,539	943,726
Central Vermont Public Service Corp.	19,971	361,475
Cleco Corp.	7,987	179,068
Great Plains Energy, Inc.	39,800	618,890
Maine & Maritimes Corp.	593	20,607
UIL Holdings Corp.	26,000	583,700
UniSource Energy Corp.	35,396	939,410

		3,646,876

Electrical Equipment 0.6%
Acuity Brands, Inc.	5,673	159,128
Brady Corp., Class A	8,698	218,494
Energy Conversion Devices, Inc.*(b)	23,260	329,129
EnerSys*	24,600	447,474
General Cable Corp.*	16,600	623,828
GrafTech International Ltd.*	9,718	109,910
Hubbell, Inc., Class B	3,129	100,316
Thomas & Betts Corp.*	15,240	439,369

		2,427,648

Electronic Equipment & Instruments 1.3%
Benchmark Electronics, Inc.*	28,211	406,239
Brightpoint, Inc.*	7,364	46,172
Cognex Corp.	4,700	66,411
CTS Corp.	4,352	28,506
Dolby Laboratories, Inc., Class A*	2,442	91,038
DTS, Inc.*	39,350	1,065,205
Electro Scientific Industries, Inc.*	4,852	54,245
FLIR Systems, Inc.*	16,300	367,728
Gerber Scientific, Inc.*	4,160	10,400
GSI Group, Inc.*	42,751	41,896
Insight Enterprises, Inc.*	4,190	40,475
Itron, Inc.*	2,026	111,572
Keithley Instruments, Inc.	2,045	8,180
Littelfuse, Inc.*	27,600	550,896
LoJack Corp.*	1,507	6,314
Mercury Computer Systems, Inc.*	2,289	21,173
Methode Electronics, Inc.	33,341	234,054
Newport Corp.*	5,294	30,652
RadiSys Corp.*	3,217	28,985
Rofin-Sinar Technologies, Inc.*	12,900	258,129
Smart Modular Technologies WWH, Inc.*	149,984	340,464
SYNNEX Corp.*	2,596	64,874
Tech Data Corp.*	9,000	294,390
Trimble Navigation Ltd.*	13,100	257,153
TTM Technologies, Inc.*	49,394	393,176

		4,818,327

Energy Equipment & Services 1.1%
Atwood Oceanics, Inc.*	5,114	127,390
Basic Energy Services, Inc.*	14,882	101,644
Carbo Ceramics, Inc.	10,787	368,915
Dril-Quip, Inc.*	3,567	135,903
ENGlobal Corp.*	1,427	7,021
Lufkin Industries, Inc.	634	26,660
Matrix Service Co.*	3,727	42,786
Natco Group, Inc., Class A*	11,700	385,164
National Oilwell Varco, Inc.*	2,404	78,515
Oceaneering International, Inc.*	11,100	501,720
Oil States International, Inc.*	13,629	329,958
Pioneer Drilling Co.*	33,965	162,692
T-3 Energy Services, Inc.*	1,842	21,938
Tidewater, Inc.	41,600	1,783,392
Unit Corp.*	6,447	177,744

		4,251,442

Food & Staples Retailing 0.4%
Nash Finch Co.	1,969	53,281
Ruddick Corp.	31,600	740,388
Spartan Stores, Inc.	28,024	347,778
United Natural Foods, Inc.*	6,033	158,366
Weis Markets, Inc.	10,400	348,608

		1,648,421

Food Products 0.6%
Chiquita Brands International, Inc.*	24,700	253,422
Darling International, Inc.*	16,098	106,247
Diamond Foods, Inc.	2,319	64,700
Flowers Foods, Inc.	5,000	109,200
Green Mountain Coffee Roasters, Inc.*	3,141	185,696
J&J Snack Foods Corp.	5,561	199,640

14 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Food Products (continued)

Lancaster Colony Corp.	1,941	$85,540
Overhill Farms, Inc.*	11,256	59,319
Sanderson Farms, Inc.	2,083	93,735
Smithfield Foods, Inc.*	54,910	767,093
TreeHouse Foods, Inc.*	8,115	233,468

		2,158,060

Health Care Equipment & Supplies 3.2%
Abaxis, Inc.*	7,500	154,050
ABIOMED, Inc.*	97,900	863,478
American Medical Systems Holdings, Inc.*	37,452	591,742
CONMED Corp.*	20,766	322,288
Cooper Cos., Inc. (The)	6,097	150,779
Cutera, Inc.*	41,200	355,144
Cyberonics, Inc.*	4,704	78,227
Edwards Lifesciences Corp.*	574	39,049
Greatbatch, Inc.*	3,162	71,493
Haemonetics Corp.*	13,909	792,813
Hologic, Inc.*	38,200	543,586
I-Flow Corp.*	103,780	720,233
ICU Medical, Inc.*	1,763	72,547
IDEXX Laboratories, Inc.*	10,804	499,145
Immucor, Inc.*	14,600	200,896
Invacare Corp.	13,646	240,852
Inverness Medical Innovations, Inc.*	42,170	1,500,409
Kensey Nash Corp.*	3,899	102,193
Meridian Bioscience, Inc.	8,100	182,898
NuVasive, Inc.*	35,200	1,569,920
Palomar Medical Technologies, Inc.*	33,000	483,780
Sirona Dental Systems, Inc.*	10,400	207,896
STERIS Corp.	1,259	32,835
SurModics, Inc.*	9,200	208,196
Teleflex, Inc.	24,440	1,095,645
Thoratec Corp.*	3,719	99,595
Volcano Corp.*	40,000	559,200
Wright Medical Group, Inc.*	14,900	242,274

		11,981,163

Health Care Providers & Services 2.4%
Air Methods Corp.*	13,370	365,803
AMERIGROUP Corp.*	17,917	481,071
AMN Healthcare Services, Inc.*	19,027	121,392
Amsurg Corp.*	11,774	252,435
Catalyst Health Solutions, Inc.*	4,627	115,397
Centene Corp.*	14,315	286,014
Emergency Medical Services Corp., Class A*	4,135	152,251
Gentiva Health Services, Inc.*	3,766	61,988
Health Management Associates, Inc., Class A*	85,332	421,540
HealthSpring, Inc.*	7,103	77,139
Healthways, Inc.*	66,750	897,787
Henry Schein, Inc.*	8,500	407,575
HMS Holdings Corp.*	19,184	781,172
Hooper Holmes, Inc.*	16,584	7,297
IPC The Hospitalist Co., Inc.*	11,800	314,942
Landauer, Inc.	1,300	79,742
LHC Group, Inc.*	59,811	1,328,402
Lincare Holdings, Inc.*	15,400	362,208
Magellan Health Services, Inc.*	4,486	147,231
Molina Healthcare, Inc.*	2,074	49,610
MWI Veterinary Supply, Inc.*	10,332	360,174
NightHawk Radiology Holdings, Inc.*	1,589	5,879
Owens & Minor, Inc.	11,700	512,694
PharMerica Corp.*	4,474	87,825
PSS World Medical, Inc.*	8,838	163,591
RehabCare Group, Inc.*	2,292	54,848
Sun Healthcare Group, Inc.*	141,990	1,198,396
VCA Antech, Inc.*	5,100	136,170

		9,230,573

Health Care Technology 1.8%
Allscripts-Misys Healthcare Solutions, Inc.	127,900	2,028,494
athenahealth, Inc.*	111,099	4,111,774
Omnicell, Inc.*	81,350	874,513

		7,014,781

Hotels, Restaurants & Leisure 3.3%
AFC Enterprises, Inc.*	14,108	95,229
Ambassadors Group, Inc.	33,914	466,996
Bally Technologies, Inc.*	27,821	832,404
BJ’s Restaurants, Inc.*	34,611	583,887
CEC Entertainment, Inc.*	10,781	317,824
Choice Hotels International, Inc.	5,872	156,254
Cracker Barrel Old Country Store, Inc.	3,044	84,928
Domino’s Pizza, Inc.*	26,713	200,080
Einstein Noah Restaurant Group, Inc.*	1,161	10,043
Gaylord Entertainment Co.*(b)	98,214	1,248,300
Isle of Capri Casinos, Inc.*	1,722	22,937
Lakes Entertainment, Inc.(b)	46,938	136,590
Las Vegas Sands Corp.*(b)	47,642	374,466
P.F. Chang’s China Bistro, Inc.*(b)	64,123	2,055,783
Panera Bread Co., Class A*	3,771	188,022
Penn National Gaming, Inc.*	23,960	697,476
Premier Exhibitions, Inc.*	28,282	20,603
Ruth’s Hospitality Group, Inc.*	2,608	9,571
Scientific Games Corp., Class A*	117,100	1,846,667

2009 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)

Vail Resorts, Inc.*	51,801	$1,389,303
WMS Industries, Inc.*	52,894	1,666,690

		12,404,053

Household Durables 0.5%
Harman International Industries, Inc.	4,180	78,584
iRobot Corp.*	23,350	303,083
M/I Homes, Inc.*	23,400	229,086
Meritage Homes Corp.*	4,246	80,079
Newell Rubbermaid, Inc.	38,000	395,580
Toll Brothers, Inc.*	54,770	929,447
Universal Electronics, Inc.*	927	18,698

		2,034,557

Household Products 0.5%
Central Garden & Pet Co., Class A*	9,882	97,338
Church & Dwight Co., Inc.	13,300	722,323
Energizer Holdings, Inc.*	24,248	1,266,715

		2,086,376

Industrial Conglomerate 0.1%
Raven Industries, Inc.	8,037	205,747

Information Technology Services 2.1%
Acxiom Corp.	17,779	156,989
Alliance Data Systems Corp.*(b)	40,200	1,655,838
Broadridge Financial Solutions, Inc.	6,834	113,308
CACI International, Inc., Class A*	17,103	730,469
CIBER, Inc.*	12,270	38,037
CSG Systems International, Inc.*	38,548	510,375
CyberSource Corp.*	6,654	101,806
Forrester Research, Inc.*	38,046	934,029
Global Cash Access Holdings, Inc.*	16,353	130,170
Heartland Payment Systems, Inc.	2,990	28,614
Hewitt Associates, Inc., Class A*	4,893	145,714
Information Services Group, Inc.*	78,831	237,281
Mantech International Corp., Class A*	8,800	378,752
NCI, Inc., Class A*	9,600	292,032
NeuStar, Inc., Class A*	19,100	423,256
Perot Systems Corp., Class A*	78,790	1,129,061
SAIC, Inc.*	5,915	109,723
Total System Services, Inc.	53,720	719,311
Wright Express Corp.*	9,244	235,445

		8,070,210

Insurance 2.5%
American Equity Investment Life Holding Co.	36,104	201,460
American Financial Group, Inc.	9,457	204,082
Amerisafe, Inc.*	62,120	966,587
Brown & Brown, Inc.	9,100	181,363
Delphi Financial Group, Inc., Class A	5,761	111,936
FBL Financial Group, Inc., Class A	11,400	94,164
Hanover Insurance Group, Inc. (The)	68,330	2,604,056
Harleysville Group, Inc.	4,500	126,990
HCC Insurance Holdings, Inc.	82,980	1,992,350
Infinity Property & Casualty Corp.	12,100	441,166
Navigators Group, Inc.*	14,820	658,453
Reinsurance Group of America, Inc.	44,928	1,568,437
RLI Corp.	3,100	138,880
Safety Insurance Group, Inc.	3,900	119,184
Tower Group, Inc.	5,002	123,950
Zenith National Insurance Corp.	5,100	110,874

		9,643,932

Internet & Catalog Retail 0.6%
Blue Nile, Inc.*(b)	35,679	1,533,840
NutriSystem, Inc.	4,086	59,247
PetMed Express, Inc.*	25,214	378,967
Stamps.com, Inc.*	34,700	294,256
Ticketmaster Entertainment, Inc.*	5,710	36,658

		2,302,968

Internet Software & Services 3.0%
Bankrate, Inc.*(b)	64,126	1,618,540
comScore, Inc.*	17,779	236,816
Constant Contact, Inc.*	111,650	2,215,136
DealerTrack Holdings, Inc.*	29,050	493,850
Dice Holdings, Inc.*	1,888	8,779
EarthLink, Inc.*	85,385	632,703
GSI Commerce, Inc.*	34,786	495,701
j2 Global Communications, Inc.*	8,077	182,217
LogMeIn, Inc.	1,664	26,624
Ning, Inc.* (a) (e)	63,095	555,867
Omniture, Inc.*	216,727	2,722,091
OpenTable, Inc.*(b)	17,539	529,152
United Online, Inc.	111,805	727,851
Vocus, Inc.*	53,300	1,053,208

		11,498,535

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.*	34,733	445,624
Polaris Industries, Inc.	5,586	179,422
RC2 Corp.*	3,881	51,346
Sport Supply Group, Inc.	1,971	16,931

		693,323

16 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A*	1,152	$86,953
Charles River Laboratories International, Inc.*	7,800	263,250
Covance, Inc.*	9,400	462,480
Dionex Corp.*	10,310	629,219
Life Technologies Corp.*	2,100	87,612
Techne Corp.	31,166	1,988,703

		3,518,217

Machinery 3.5%
Altra Holdings, Inc.*	2,612	19,564
Astec Industries, Inc.*	7,300	216,737
Blount International, Inc.*	5,114	44,032
Bucyrus International, Inc.	47,300	1,350,888
Chart Industries, Inc.*	38,267	695,694
CIRCOR International, Inc.	2,289	54,043
Clarcor, Inc.	19,600	572,124
Dynamic Materials Corp.	44,747	862,722
EnPro Industries, Inc.*	7,253	130,626
ESCO Technologies, Inc.*	2,009	90,003
FreightCar America, Inc.	91,370	1,535,930
Gardner Denver, Inc.*	10,940	275,360
Graco, Inc.	6,200	136,524
Hardinge, Inc.	2,032	8,636
Harsco Corp.	38,570	1,091,531
Kennametal, Inc.	37,900	726,922
Lindsay Corp.	4,400	145,640
Lydall, Inc.*	2,503	8,510
Middleby Corp.*	21,639	950,385
Nordson Corp.	9,241	357,257
Robbins & Myers, Inc.	33,798	650,611
Terex Corp.*	53,037	640,157
Timken Co.	9,636	164,583
Titan International, Inc.	8,925	66,670
Toro Co.	8,020	239,798
Valmont Industries, Inc.	3,600	259,488
Wabtec Corp.	57,840	1,860,713
Watts Water Technologies, Inc., Class A	4,273	92,040

		13,247,188

Marine 0.1%
Kirby Corp.*	11,735	373,056

Media 0.6%
CKX, Inc.*	37,112	263,124
DreamWorks Animation SKG, Inc., Class A*	479	13,216
Interactive Data Corp.	24,853	575,098
Marvel Entertainment, Inc.*	32,028	1,139,877
Mediacom Communications Corp., Class A*	3,962	20,246
Morningstar, Inc.*(b)	10,941	451,097

		2,462,658

Metals & Mining 0.4%
Allegheny Technologies, Inc.	9,080	317,165
Brush Engineered Materials, Inc.*	2,759	46,213
Century Aluminum Co.*	36,100	224,903
Cliffs Natural Resources, Inc.	1,296	31,713
Compass Minerals International, Inc.	16,522	907,223

		1,527,217

Multi-Utility 0.4%
Avista Corp.	39,500	703,495
CH Energy Group, Inc.	1,336	62,391
CMS Energy Corp.	48,370	584,310

		1,350,196

Multiline Retail 0.1%
Dollar Tree, Inc.*	4,416	185,913
Fred’s, Inc., Class A	5,853	73,748

		259,661

Natural Gas Utility 0.8%
Atmos Energy Corp.	11,299	282,927
Energen Corp.	15,200	606,480
Laclede Group, Inc. (The)	5,379	178,206
New Jersey Resources Corp.	12,633	467,926
Northwest Natural Gas Co.	3,014	133,581
South Jersey Industries, Inc.	5,101	177,974
Southwest Gas Corp.	35,067	778,838
UGI Corp.	9,330	237,822

		2,863,754

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	13,847	327,620

Oil, Gas & Consumable Fuels 3.0%
Alpha Natural Resources, Inc.*	11,626	305,415
Approach Resources, Inc.*	32,800	226,320
Arena Resources, Inc.*	18,900	601,965
Berry Petroleum Co., Class A	32,000	594,880
Bill Barrett Corp.*	63,850	1,753,321
Cabot Oil & Gas Corp.	22,427	687,163
Carrizo Oil & Gas, Inc.*	83,841	1,437,873
Concho Resources, Inc.*	20,200	579,538
Contango Oil & Gas Co.*	26,573	1,129,087
Foundation Coal Holdings, Inc.	11,000	309,210
GMX Resources, Inc.*	42,885	456,296
Penn Virginia Corp.	22,042	360,828
PetroHawk Energy Corp.*	14,690	327,587
Petroleum Development Corp.*	2,183	34,251

2009 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)

PetroQuest Energy, Inc.*	49,368	$182,168
Rex Energy Corp.*	62,078	353,845
Rosetta Resources, Inc.*	27,200	238,000
St. Mary Land & Exploration Co.	27,727	578,663
Stone Energy Corp.*	4,658	34,562
USEC, Inc.*	65,700	349,524
Whiting Petroleum Corp.*	21,090	741,524
World Fuel Services Corp.	4,195	172,960

		11,454,980

Paper & Forest Products 0.0%
Buckeye Technologies, Inc.*	14,109	63,350
Clearwater Paper Corp.*	2,077	52,527
KapStone Paper and Packaging Corp.*	6,690	31,376

		147,253

Personal Products 0.9%
Alberto-Culver Co.	104,800	2,665,064
Chattem, Inc.*	5,937	404,310
Elizabeth Arden, Inc.*	27,931	243,837
NBTY, Inc.*	7,600	213,712

		3,526,923

Pharmaceuticals 0.9%
King Pharmaceuticals, Inc.*	17,219	165,819
Matrixx Initiatives, Inc.*	1,443	8,066
Medicis Pharmaceutical Corp., Class A	11,102	181,185
Ironwood Pharmaceuticals* (a) (e)	93,487	1,121,844
Noven Pharmaceuticals, Inc.*	19,194	274,474
Par Pharmaceutical Cos., Inc.*	24,700	374,205
Questcor Pharmaceuticals, Inc.*	44,108	220,540
Sucampo Pharmaceuticals, Inc., Class A*	760	4,689
ViroPharma, Inc.*	112,007	664,202
XenoPort, Inc.*	11,449	265,273

		3,280,297

Professional Services 2.0%
Advisory Board Co. (The)*	37,091	953,239
COMSYS IT Partners, Inc.*	14,058	82,239
Corporate Executive Board Co. (The)	12,409	257,611
CoStar Group, Inc.*	67,506	2,691,464
Exponent, Inc.*	13,500	330,885
FTI Consulting, Inc.*	13,890	704,501
Heidrick & Struggles International, Inc.	2,362	43,107
Manpower, Inc.	16,910	715,969
On Assignment, Inc.*	1,487	5,814
School Specialty, Inc.*	16,021	323,785
Spherion Corp.*	1,920	7,910
Watson Wyatt Worldwide, Inc., Class A	40,015	1,501,763

		7,618,287

Real Estate Investment Trusts 2.2%
Chimera Investment Corp.	156,500	546,185
Colonial Properties Trust	9,034	66,852
Corporate Office Properties Trust SBI MD	2,618	76,786
DCT Industrial Trust, Inc.	76,400	311,712
DiamondRock Hospitality Co.	50,500	316,130
Digital Realty Trust, Inc.	3,800	136,230
Douglas Emmett, Inc.	14,100	126,759
Equity Lifestyle Properties, Inc.	8,851	329,080
Essex Property Trust, Inc.	3,700	230,251
Extra Space Storage, Inc.	4,860	40,581
Getty Realty Corp.	18,567	350,359
Healthcare Realty Trust, Inc.	54,730	921,106
Home Properties, Inc.	4,378	149,290
Kilroy Realty Corp.	4,583	94,135
LaSalle Hotel Properties	21,300	262,842
Macerich Co. (The)(b)	88,938	1,566,198
Mack-Cali Realty Corp.	1,485	33,858
MFA Financial, Inc.	63,570	439,904
Mid-America Apartment Communities, Inc.	4,019	147,538
National Health Investors, Inc.	9,700	259,087
National Retail Properties, Inc.	17,306	300,259
PS Business Parks, Inc.	3,203	155,153
Realty Income Corp.	9,426	206,618
Senior Housing Properties Trust	15,678	255,865
SL Green Realty Corp.	4,500	103,230
Sovran Self Storage, Inc.	3,188	78,425
Tanger Factory Outlet Centers	9,451	306,496
Taubman Centers, Inc.	25,400	682,244

		8,493,173

Real Estate Management & Development 0.3%
Consolidated-Tomoka Land Co.	4,382	153,721
Jones Lang LaSalle, Inc.	28,010	916,767
Market Leader, Inc.*	34,921	64,604

		1,135,092

Road & Rail 2.0%
Arkansas Best Corp.	2,976	78,418
Celadon Group, Inc.*	124,200	1,042,038
Con-way, Inc.	26,780	945,602
Dollar Thrifty Automotive Group, Inc.*	6,286	87,690
Heartland Express, Inc.	6,813	100,287
J.B. Hunt Transport Services, Inc.	83,700	2,555,361
Kansas City Southern*	113,050	1,821,235

18 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Road & Rail (continued)

Knight Transportation, Inc.	53,903	$892,095
Old Dominion Freight Line, Inc.*	3,253	109,203

		7,631,929

Semiconductors & Semiconductor Equipment 1.6%
Actel Corp.*	1,617	17,350
Advanced Energy Industries, Inc.*	2,479	22,286
Atmel Corp.*	105,000	391,650
Cirrus Logic, Inc.*	926	4,167
Cohu, Inc.	1,289	11,575
Cymer, Inc.*	13,670	406,409
Cypress Semiconductor Corp.*	34,165	314,318
Exar Corp.*	7,955	57,197
FEI Co.*	5,216	119,446
Integrated Device Technology, Inc.*	10,546	63,698
Lam Research Corp.*	42,950	1,116,700
Micrel, Inc.	34,187	250,249
MKS Instruments, Inc.*	5,994	79,061
Novellus Systems, Inc.*	39,420	658,314
Pericom Semiconductor Corp.*	3,425	28,839
Rudolph Technologies, Inc.*	4,169	23,013
Silicon Image, Inc.*	25,494	58,636
Silicon Laboratories, Inc.*	1,992	75,577
Skyworks Solutions, Inc.*	39,762	388,872
Standard Microsystems Corp.*	9,017	184,398
Tessera Technologies, Inc.*	56,270	1,423,068
Ultra Clean Holdings*	93,205	223,692
Ultratech, Inc.*	1,820	22,404
Varian Semiconductor Equipment Associates, Inc.*	8,894	213,367
Volterra Semiconductor Corp.*	6,756	88,774

		6,243,060

Software 5.6%
Blackbaud, Inc.	149,950	2,331,722
Blackboard, Inc.*	99,505	2,871,714
Commvault Systems, Inc.*	120,450	1,997,061
Concur Technologies, Inc.*	64,468	2,003,665
Epicor Software Corp.*	6,496	34,429
EPIQ Systems, Inc.*	95,530	1,466,385
FactSet Research Systems, Inc.	51,300	2,558,331
Informatica Corp.*	10,401	178,793
Jack Henry & Associates, Inc.	4,000	83,000
JDA Software Group, Inc.*	4,038	60,408
Manhattan Associates, Inc.*	1,666	30,355
Mentor Graphics Corp.*	9,586	52,435
MICROS Systems, Inc.*	118,640	3,003,965
Monotype Imaging Holdings, Inc.*	37,834	257,650
NetScout Systems, Inc.*	4,212	39,509
NetSuite, Inc.*(b)	13,850	163,569
Progress Software Corp.*	5,553	117,557
Quest Software, Inc.*	2,962	41,290
Rosetta Stone, Inc.*	21,583	592,238
S1 Corp.*	37,800	260,820
Soapstone Networks, Inc.	6,783	28,353
Solera Holdings, Inc.*	78,340	1,989,836
SPSS, Inc.*	6,053	201,989
Sybase, Inc.*	7,839	245,674
Synopsys, Inc.*	13,196	257,454
Take-Two Interactive Software, Inc.	11,297	106,983
Taleo Corp., Class A*	4,136	75,565
TeleCommunication Systems, Inc., Class A*	33,600	238,896
Tyler Technologies, Inc.*	3,904	60,980

		21,350,626

Specialty Retail 2.5%
Aaron’s, Inc.	6,899	205,728
Aeropostale, Inc.*	4,228	144,893
AnnTaylor Stores Corp.*	31,700	252,966
Cabela’s, Inc.*	5,402	66,445
Cato Corp. (The), Class A	4,119	71,835
Children’s Place Retail Stores, Inc. (The)*	3,427	90,576
Citi Trends, Inc.*	28,566	739,288
Coldwater Creek, Inc.*	39,400	238,764
Conn’s, Inc.*	15,500	193,750
Dress Barn, Inc.*	30,308	433,404
Finish Line (The), Class A	7,543	55,969
Genesco, Inc.*	7,965	149,822
Haverty Furniture Cos., Inc.	18,200	166,530
Hibbett Sports, Inc.*	14,358	258,444
HOT Topic, Inc.*	12,818	93,700
Jo-Ann Stores, Inc.*	11,067	228,755
Jos. A. Bank Clothiers, Inc.*	12,600	434,196
Midas, Inc.*	669	7,011
O’Reilly Automotive, Inc.*	71,380	2,718,150
OfficeMax, Inc.	54,400	341,632
Pier 1 Imports, Inc.*	191,901	383,802
Stage Stores, Inc.	30,648	340,193
Tractor Supply Co.*	32,863	1,357,899
Urban Outfitters, Inc.*	26,880	560,986

		9,534,738

Textiles, Apparel & Luxury Goods 1.2%
American Apparel, Inc.*	25,026	91,095
Carter’s, Inc.*	7,832	192,746
Fossil, Inc.*	6,151	148,116
Iconix Brand Group, Inc.*	36,400	559,832
Liz Claiborne, Inc.	8,325	23,976
Maidenform Brands, Inc.*	2,743	31,462
Phillips-Van Heusen Corp.	78,860	2,262,493
Steven Madden Ltd.*	19,670	500,601
Timberland Co. (The) Class A*	23,500	311,845
True Religion Apparel, Inc.*	2,560	57,088

2009 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Textiles, Apparel & Luxury Goods (continued)

UniFirst Corp.	2,207	$82,034
Volcom, Inc.*	2,494	31,175
Wolverine World Wide, Inc.	6,896	152,126

		4,444,589

Thrifts & Mortgage Finance 0.8%
Brookline Bancorp, Inc.	21,800	203,176
Charter Financial Corp.	421	4,947
Dime Community Bancshares	16,750	152,592
ESSA Bancorp, Inc.	15,969	218,296
First Niagara Financial Group, Inc.	6,825	77,942
MGIC Investment Corp.	44,500	195,800
NewAlliance Bancshares, Inc.	33,000	379,500
Provident Financial Services, Inc.	5,458	49,668
Trustco Bank Corp.	12,249	72,392
United Financial Bancorp, Inc.	5,154	71,228
ViewPoint Financial Group	8,200	124,886
Westfield Financial, Inc.	145,670	1,319,770

		2,870,197

Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	13,800	271,860
Beacon Roofing Supply, Inc.*	77,670	1,123,108
H&E Equipment Services, Inc.*	28,519	266,653
Rush Enterprises, Inc., Class A*	91,900	1,070,635
WESCO International, Inc.*	20,929	524,062

		3,256,318

Wireless Telecommunication Services 0.0%
Syniverse Holdings, Inc.*	2,162	34,657

		281,170,750

Total Common Stocks (cost $395,649,136)		370,723,159

Exchange Traded Funds 0.2%

AUSTRALIA 0.1% (a)
Multi-Utility 0.0%
Hastings Diversified Utilities Fund	3,014	2,867

Transportation Infrastructure 0.1%
Australian Infrastructure Fund	460,308	499,720

		502,587

UNITED STATES 0.1%
Equity Fund 0.1%
SPDR KBW Regional Banking	23,139	424,138

Total Exchange Traded Funds (cost $1,822,182)		926,725

Preferred Stocks 0.1% (a)

GERMANY 0.1%
Biotechnology 0.1%
Biotest AG	5,352	269,032

Media 0.0%
ProSiebenSat.1 Media AG	29,155	160,571

Total Preferred Stocks (cost $474,651)		429,603

Rights 0.0%

AUSTRALIA 0.0%
Real Estate Management & Development 0.0%
FKP Ltd. Expiring 07/20/09*	285,710	27,620

Transportation Infrastructure 0.0% (a)
Australian Infrastructure Fund Expiring 07/13/09	230,154	46,353

		73,973

UNITED KINGDOM 0.0% (a)
Restaurants 0.0%
Punch Taverns PLC Expiring 07/06/09*	33,773	2,860

Total Rights (cost $30,593)		76,833

Warrants 0.0% (a)

	Shares	Market Value

UNITED STATES 0.0%
Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12*	43,900	$0

Total Warrants (cost $0)		0

Mutual Fund 2.7%

UNITED STATES 2.7%
AIM Liquid Assets Portfolio, 0.52%	10,393,683	10,393,683

Total Mutual Fund (cost $10,393,683)		10,393,683

20 Semiannual Report 2009

Repurchase Agreement 3.0% (c)

	Principal Amount	Market Value

Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $11,234,090 collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $11,458,749	$11,234,068	$11,234,068

Total Repurchase Agreement (cost $11,234,068)		11,234,068

Total Investments (cost $419,604,313) (d) — 103.6%		393,784,071

Liabilities in excess of other assets — (3.6)%		(13,768,204)

NET ASSETS — 100.0%		$380,015,867

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 10,972,915.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $11,234,068.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(e)	Rule 144A, Section 4(2), or other security which is restricted to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $2,219,353 which represents 0.58% of net assets.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
KK	Joint Stock Company
LP	Limited Partnership
Ltd	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
SA	Stock Company
SCA	Limited partnership with share capital
SGPS	Holding Enterprise
SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 21

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Multi-Manager
Small Company Fund

Assets:
Investments, at value (cost $408,370,245)*	$382,550,003
Repurchase agreements, at value and cost	11,234,068

Total Investments	393,784,071

Foreign currencies, at value (cost $98,870)	98,594
Interest and dividends receivable	303,332
Receivable for capital shares issued	197,428
Receivable for investments sold	1,163,993
Reclaims receivable	101,252
Prepaid expenses and other assets	4,882

Total Assets	395,653,552

Liabilities:
Cash overdraft	1,913,052
Payable for investments purchased	1,840,822
Payable upon return of securities loaned (Note 2)	11,234,068
Payable for capital shares redeemed	177,514
Accrued expenses and other payables:
Investment advisory fees	293,385
Fund administration fees	26,150
Distribution fees	8,567
Administrative services fees	50,149
Custodian fees	5,189
Trustee fees	871
Compliance program costs (Note 3)	8,426
Professional fees	20,069
Printing fees	54,041
Other	5,382

Total Liabilities	15,637,685

Net Assets	$380,015,867

Represented by:
Capital	$575,986,931
Accumulated undistributed net investment income	626,340
Accumulated net realized losses from investment and foreign currency transactions	(170,780,511)
Net unrealized appreciation/(depreciation) from investments	(25,820,242)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,349

Net Assets	$380,015,867

Net Assets:
Class I Shares	$306,650,997
Class II Shares	41,243,926
Class III Shares	1,654,763
Class IV Shares	20,297,606
Class Y Shares	10,168,575

Total	$380,015,867

*	Includes value of securities on loan of 10,972,915 (note 2).

The accompanying notes are an integral part of these financial statements.

22 Semiannual Report 2009

NVIT Multi-Manager
Small Company Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	26,468,258
Class II Shares	3,636,511
Class III Shares	142,624
Class IV Shares	1,752,488
Class Y Shares	878,197

Total	32,878,078

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.59
Class II Shares	$11.34
Class III Shares	$11.60
Class IV Shares	$11.58
Class Y Shares	$11.58

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 23

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Multi-Manager
Small Company Fund

INVESTMENT INCOME:
Interest income	$2,552
Dividend income	3,505,386
Income from securities lending (Note 2)	43,634
Foreign tax withholding	(132,630)

Total Income	3,418,942

EXPENSES:
Investment advisory fees	1,617,380
Fund administration fees	84,730
Distribution fees Class II Shares	50,113
Administrative services fees Class I Shares	210,217
Administrative services fees Class II Shares	30,068
Administrative services fees Class III Shares	1,101
Administrative services fees Class IV Shares	14,023
Custodian fees	14,099
Trustee fees	7,283
Compliance program costs (Note 3)	2,404
Professional fees	35,708
Printing fees	65,482
Other	33,494

Total expenses before earnings credit	2,166,102
Earnings credit (Note 5)	(4,879)

Net Expenses	2,161,223

NET INVESTMENT INCOME	1,257,719

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(67,418,827)
Net realized gains from foreign currency transactions	24,398

Net realized losses from investment and foreign currency transactions	(67,394,429)

Net change in unrealized appreciation/(depreciation) from investments	90,315,380
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(483)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	90,314,897

Net realized/unrealized losses from investments and foreign currency translations	22,920,468

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,178,187

The accompanying notes are an integral part of these financial statements.

24 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$1,257,719	$4,833,053
Net realized losses from investment and foreign currency transactions	(67,394,429)	(97,020,769)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	90,314,897	(178,148,122)

Change in net assets resulting from operations	24,178,187	(270,335,838)

Distributions to Shareholders From:
Net investment income:
Class I	(843,536)	(3,821,759)
Class II	(66,463)	(584,518)
Class III	(4,381)	(19,725)
Class IV	(56,449)	(248,051)
Class Y	(30,514)	(40,615)
Net realized gains:
Class I	–	(96,172,925)
Class II	–	(20,667,812)
Class III	–	(491,781)
Class IV	–	(6,419,731)
Class Y	–	(717,560)

Change in net assets from shareholder distributions	(1,001,343)	(129,184,477)

Change in net assets from capital transactions	(49,603,087)	25,002,061

Change in net assets	(26,426,243)	(374,518,254)

Net Assets:
Beginning of period	406,442,110	780,960,364

End of period	$380,015,867	$406,442,110

Accumulated undistributed net investment income at end of period	$626,340	$369,964

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,880,889	$19,535,415
Dividends reinvested	843,536	99,994,684
Cost of shares redeemed	(33,773,151)	(124,461,598)

Total Class I	(25,048,726)	(4,931,499)

Class II Shares
Proceeds from shares issued	2,025,846	11,537,407
Dividends reinvested	66,463	21,252,330
Cost of shares redeemed	(29,125,899)	(11,673,896)

Total Class II	(27,033,590)	21,115,841

Class III Shares
Proceeds from shares issued	417,027	925,875
Dividends reinvested	4,381	511,506
Cost of shares redeemed (a)	(372,174)	(1,338,952)

Total Class III	49,234	98,429

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 25

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$479,052	$1,400,360
Dividends reinvested	56,449	6,667,782
Cost of shares redeemed	(2,135,722)	(6,358,072)

Total Class IV	(1,600,221)	1,710,070

Class Y Shares
Proceeds from shares issued	4,833,530	6,295,127
Dividends reinvested	30,514	758,175
Cost of shares redeemed	(833,828)	(44,082)
Total Class Y	4,030,216	7,009,220

Change in net assets from capital transactions	$(49,603,087)	$25,002,061

SHARE TRANSACTIONS:
Class I Shares
Issued	780,050	1,294,878
Reinvested	81,973	6,617,203
Redeemed	(3,401,762)	(7,193,115)

Total Class I Shares	(2,539,739)	718,966

Class II Shares
Issued	202,778	603,236
Reinvested	6,595	1,438,044
Redeemed	(2,948,818)	(718,789)

Total Class II Shares	(2,739,445)	1,322,491

Class III Shares
Issued	40,016	52,414
Reinvested	423	33,750
Redeemed	(36,242)	(81,958)

Total Class III Shares	4,197	4,206

Class IV Shares
Issued	47,828	82,156
Reinvested	5,492	441,571
Redeemed	(207,380)	(386,897)

Total Class IV Shares	(154,060)	136,830

Class Y Shares
Issued	475,071	425,385
Reinvested	2,923	50,748
Redeemed	(72,566)	(3,364)

Total Class Y Shares	405,428	472,769

Total change in shares	(5,023,619)	2,655,262

The accompanying notes are an integral part of these financial statements.

26 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$10.76	0.04	0.82	0.86	(0.03)	–	(0.03)	–	$11.59	8.04%	$306,650,997	1.22%	0.74%	1.22%	40.52%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19%)	$312,192,179	1.19%	0.85%	1.19%	113.50%
Year Ended December 31, 2007	$24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	–	$22.21	2.13%	$628,302,006	1.19%	0.24%	1.19%	115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	–	$24.99	12.04%	$749,047,903	1.19%	0.11%	1.19%	104.59%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	–	$22.78	12.32%	$831,778,341	1.20%	(0.12%)	1.20%	128.34%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	–	(2.90)	(2.90)	–	$22.96	19.02%	$815,584,790	1.19%	(0.17%)	1.19%	131.75%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$10.53	0.04	0.79	0.83	(0.02)	–	(0.02)	–	$11.34	7.89%	$41,243,926	1.47%	0.58%	1.47%	40.52%
Year Ended December 31, 2008	$21.84	0.09	(7.30)	(7.21)	(0.10)	(4.00)	(4.10)	–	$10.53	(38.35%)	$67,160,569	1.45%	0.57%	1.45%	113.50%
Year Ended December 31, 2007	$24.66	–	0.67	0.67	–	(3.49)	(3.49)	–	$21.84	1.89%	$110,373,399	1.42%	0.01%	1.42%	115.83%
Year Ended December 31, 2006	$22.53	(0.03)	2.63	2.60	(0.01)	(0.46)	(0.47)	–	$24.66	11.75%	$106,813,380	1.45%	(0.12%)	1.45%	104.59%
Year Ended December 31, 2005	$22.80	(0.07)	2.79	2.72	–	(2.99)	(2.99)	–	$22.53	12.01%	$74,165,283	1.45%	(0.37%)	1.45%	128.34%
Year Ended December 31, 2004	$21.64	(0.07)	4.13	4.06	–	(2.90)	(2.90)	–	$22.80	18.78%	$46,906,210	1.44%	(0.42%)	1.44%	131.75%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$10.78	0.04	0.81	0.85	(0.03)	–	(0.03)	–	$11.60	7.93%	$1,654,763	1.22%	0.74%	1.22%	40.52%
Year Ended December 31, 2008	$22.24	0.16	(7.47)	(7.31)	(0.15)	(4.00)	(4.15)	–	$10.78	(38.16%)	$1,491,946	1.16%	0.90%	1.16%	113.50%
Year Ended December 31, 2007	$25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	–	$22.24	2.11%	$2,984,655	1.21%	0.19%	1.21%	115.83%
Year Ended December 31, 2006	$22.80	0.03	2.68	2.71	(0.04)	(0.46)	(0.50)	–	$25.01	12.06%	$4,880,884	1.18%	0.16%	1.18%	104.59%
Year Ended December 31, 2005	$22.98	(0.02)	2.83	2.81	–	(2.99)	(2.99)	–	$22.80	12.31%	$2,548,033	1.22%	(0.14%)	1.22%	128.34%
Year Ended December 31, 2004	$21.74	(0.03)	4.17	4.14	–	(2.90)	(2.90)	–	$22.98	19.06%	$1,680,783	1.19%	(0.15%)	1.19%	131.75%

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$10.76	0.04	0.81	0.85	(0.03)	–	(0.03)	–	$11.58	7.95%	$20,297,606	1.22%	0.74%	1.22%	40.52%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19%)	$20,512,653	1.20%	0.83%	1.20%	113.50%
Year Ended December 31, 2007	$24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	–	$22.21	2.15%	$39,300,304	1.17%	0.26%	1.17%	115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	–	$24.99	12.04%	$42,375,147	1.19%	0.12%	1.19%	104.59%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	–	$22.78	12.32%	$43,205,522	1.20%	(0.12%)	1.20%	128.34%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	–	(2.90)	(2.90)	–	$22.96	19.02%	$44,818,813	1.19%	(0.18%)	1.19%	131.75%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 27

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund (Continued)

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$10.76	0.03	0.83	0.86	(0.04)	–	(0.04)	–	$11.58	8.02%	$10,168,575	1.07%	0.70%	1.07%	40.52%
Period Ended December 31, 2008 (e)	$20.20	0.12	(5.39)	(5.27)	(0.17)	(4.00)	(4.17)	–	$10.76	(32.67%)	$5,084,763	1.08%	0.99%	1.08%	113.50%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008

The accompanying notes are an integral part of these financial statements.

28 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

2009 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

30 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$298,056,953	$70,697,039	$1,969,167	$370,723,159

Exchange Traded Funds	424,138	502,587	—	926,725

Preferred Stocks	—	429,603	—	429,603

Rights	—	49,213	27,620	76,833

Warrants	—	—	—	—

Mutual Funds	10,393,683	—	—	10,393,683

Repurchase Agreement	—	11,234,068	—	11,234,068

Total	$308,874,774	$82,912,510	$1,996,787	$393,784,071

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	NVIT Multi-Manager Small Company Fund
	Common Stocks	Rights	Total

Balance as of 12/31/2008	$1,728,146	$—	$1,728,146

Accrued Accretion/(Amortization)	—	—	—

Change in Unrealized Appreciation/(Depreciation)	240,076	—	240,076

Net Purchase/(Sales)	—	—	—

Transfers In/(Out) of Level 3	945	27,620	28,565

Balance as of 06/30/2009	$1,969,167	$27,620	$1,996,787

The total change in unrealized appreciation/(depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2009 includes
	$240,076	$—	$240,076

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

2009 Semiannual Report 31

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets. For the six month period ending June 30, 2009, the Fund did not hold any futures contracts.

32 Semiannual Report 2009

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$10,972,915	$11,234,068

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the

2009 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- Morgan Stanley Investment Management Inc.

- American Century Investment Management, Inc.

- Putnam Investment Management, LLC

- Neuberger Berman Management LLC

- Waddell & Reed Investment Management Company

- Aberdeen Asset Management Inc.

- Gartmore Global Partners

34 Semiannual Report 2009

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.93%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $1,020,947 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III shares of the Fund and 0.20% of the average daily net assets of the Class IV shares of the Fund.

For the six months ended June 30, 2009, NFS received $256,796 in Administrative Services fees from the Fund.

2009 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $2,404.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $2,402 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $2,438 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $137,683,795 and sales of $172,317,051 (excluding short-term securities).

36 Semiannual Report 2009

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$429,978,371	$40,384,852	$(76,579,152)	$(36,194,300)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standing Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 37

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement

38 Semiannual Report 2009

with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and the Fund’s sub-advisers (i.e., Aberdeen Asset Management (“Aberdeen”), American Century Investment Management, Inc., Gartmore Global Partners, Morgan Stanley Investment Management, Inc., Neuberger Berman Management Inc. (“Neuberger Berman”) Putnam Investment Management, LLC, and Waddell & Reed Investment Management Company), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2008, the Fund’s overall performance for Class II shares was in the fifth quintile of its peer group, and that, for each of the three- and five-year periods ended September 30, 2008, the Fund’s overall performance for Class II shares was in the fourth quintile of its peer group. The Trustees noted that, for each period, the Fund underperformed its benchmark, the Russell 2000 Index. The Trustees noted that three of the Fund’s sleeves are under both close review and on the watch list, while one is on the watch list. The Trustees reviewed the responses to the close review and watch list questionnaires as well as a performance analysis report that had been prepared by NFA regarding certain sleeves of the Fund. The Trustees considered that Aberdeen, a sub-adviser that manages a sleeve that is under close review and on the watch list, recently replaced the portfolio manager for its sleeve. The Trustees reviewed the qualifications and experience of the new portfolio managers for the sleeve managed by Aberdeen.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the fourth quintile of its peer group. The Trustees also noted that the Fund’s actual advisory fee and total expenses were in the fifth quintile of its peer group. In this regard, the Trustees considered that the Fund’s peer group is not specifically limited to multi-manager funds. The Trustees also took into account issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the Fund invests in a capacity-constrained asset class, which necessarily limits profitability.

2009 Semiannual Report 39

Supplemental Information (Continued)
(Unaudited)

B. Approval of New Subadvisory Agreement

Neuberger Berman Holdings LLC, the parent company of Neuberger Berman, was sold to Neuberger Berman Group LLC, a newly independent company (the “Transaction”). The Transaction constituted an “assignment” of Neuberger Berman’s subadvisory agreement with the Fund. As a result, the subadvisory agreement terminated automatically upon the completion of the Transaction. At a regular meeting of the Board on March 12, 2009, the Board, including the Independent Trustees, discussed and unanimously approved a new subadvisory agreement (the “New Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and Neuberger Berman. The Board reviewed and considered materials provided by Neuberger Berman in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

Neuberger Berman represented to the Board: (i) that there would be no material changes in the fees or terms of the prior subadvisory agreement and (ii) that key personnel, including portfolio management personnel, at Neuberger Berman are expected to remain in place following the closing of the Transaction. The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by Neuberger Berman and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the New Subadvisory Agreement and mutual fund industry norms.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman. The Board also reviewed comparative performance, based on data provided by Lipper. The Board also noted that the performance record of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman, in combination with various other factors, supported a decision to approve the New Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the New Subadvisory Agreement, as Neuberger Berman’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Neuberger Berman were fair and reasonable.

The Board also noted that the Fund invests in a capacity-constrained asset class, which necessarily limits profitability. The Board considered the factor of profitability to Neuberger Berman as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Neuberger Berman as a result of its relationship with the Fund.

The Board reviewed the terms of the New Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Neuberger Berman were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the New Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the New Subadvisory Agreement.

40 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
			Nationwide Fund
	Position(s) Held		Complex
Name and	with the Trust and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 41

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
Nationwide Fund
	Position(s) Held		Complex
Name and	with the Trust and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

42 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Position(s) Held
	with Fund		Number of Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief
Executive Officer of Nationwide
Funds Group, which includesNFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice
President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal
Financial Officer and Vice
President of Investment Accounting
and Operations for Nationwide FundsGroup[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice
President and Chief Compliance
Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

2009 Semiannual Report 43

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Position(s) Held
	with Fund		Number of Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWDInvestments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President
and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President
and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

44 Semiannual Report 2009

NVIT Money Market Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency except as stated below. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

The Treasury Department has extended the U.S. Department of the Treasury’s Temporary Guarantee Program (the “Program”) for Money Market Funds until September 18, 2009. The Board of Trustees of Nationwide Variable Insurance Trust approved the continued participation of the NVIT Money Market Fund and the NVIT Money Market Fund II in the Program on April 8, 2009.

Here are some reminders about the Program:

•	Only shareholders who held shares in the NVIT Money Market Fund and/or the NVIT Money Market Fund II on September 19, 2008, are eligible for protection under the Program.

•	The Program currently in place provides a guarantee to these shareholders based on the number of shares invested in the Funds at the close of business on September 19, 2008.

•	Any increase in the number of shares an eligible shareholder holds after the close of business on September 19, 2008, will not be guaranteed by the Program.

•	If a customer closes his or her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates during the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program is not part of the U.S. Treasury Department’s Troubled Asset Relief Program (TARP). The Program is intended to provide relief for investors in the event the per-share value of any of the money market funds falls below $0.995 and a fund liquidates its holdings. The Program will provide coverage to a fund’s shareholders of record at the close of business on September 19, 2008, up to $1.00 per share for the lesser of either the number of shares the investor held in that fund or the number of shares the investor held the date the per-share value fell below $0.995. This is commonly referred to as “breaking the buck.”

•	The U.S. Treasury Department, through the Exchange Stabilization Fund (“ESF”), is providing this guarantee. In the event that a participating fund breaks the buck and liquidates, a guarantee payment should be made to investors through their fund within approximately 30 days, subject to possible extensions at the discretion of the Treasury. Payments to investors under the Program will depend on the availability of assets in the ESF, which currently totals approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

•	Participation in each period of the Program requires a payment to the U.S. Department of the Treasury in the amount of 0.015% based on the net asset value of the Fund as of September 19, 2008. Each Fund individually bears this expense without regard to any expense limitation currently in effect for the Fund.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide

2 Semiannual Report 2009

Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2009 Semiannual Report 3

Shareholder	NVIT Money Market Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Money Market Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,000.40	3.04	0.61
	Hypothetical	[b]	1,000.00	1,021.75	3.08	0.61

Class IV	Actual		1,000.00	1,000.90	2.55	0.51
	Hypothetical	[b]	1,000.00	1,022.25	2.58	0.51

Class V	Actual		1,000.00	1,000.60	2.90	0.58
	Hypothetical	[b]	1,000.00	1,021.90	2.93	0.58

Class Y	Actual		1,000.00	1,000.90	2.59	0.52
	Hypothetical	[b]	1,000.00	1,022.21	2.62	0.52

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2009

Portfolio Summary	NVIT Money Market Fund
June 30, 2009 (Unaudited)

Asset Allocation

Commercial Paper	68.4%
Certificates of Deposit	10.8%
Mutual Funds	8.0%
U.S. Government Sponsored & Agency Obligations	5.6%
Corporate Bonds	4.2%
Government Mortgage Backed Agencies	2.2%
Other assets in excess of liabilities	0.8%

100.0%

Top Industries

Diversified Financial Services	54.5%
Banks — Foreign	14.3%
Chemicals- Diversified	5.5%
Pharmaceutical Preparations	3.0%
Food — Diversified	1.5%
Oil & Gas	1.5%
Transportation	1.4%
Household Products	1.2%
Retail	0.4%
Sovereign	0.1%
Other Industries	16.6%

100.0%

Top Holdings

Blackrock Liquidity Funds Tempcash Portfolio, 0.49%	4.5%
Clipper Receivables Co. LLC, 1.30%, 07/10/09	4.1%
FCAR Owners Trust I, 1.25%, 08/14/09	3.7%
Blackrock Liquidity Funds Tempfund Portfolio, 0.44%	3.5%
Edison Asset Securitization LLC, 0.40%, 10/01/09	3.3%
Chariot Funding LLC, 0.40%, 07/28/09	3.3%
Starbird Funding Corp., 0.35%, 09/23/09	3.3%
General Electric Capital Corp., Series A, 0.75%, 08/31/09	3.0%
Bank of Tokyo — Mitsubishi, 1.05%, 07/15/09	3.1%
Fairway Financial Corp., 0.47%, 07/24/09	3.1%
Other Holdings	65.1%

100.0%

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Money Market Fund

Certificates of Deposit 10.8%

	Principal Amount	Market Value

Banks — Foreign 10.8%
Banco Bilbao Vizcaya Argentaria SA 0.97%, 07/06/09	$50,000,000	$50,000,035
1.06%, 11/02/09	25,000,000	25,000,856
Bank of Tokyo — Mitsubishi 1.05%, 07/15/09	75,000,000	75,000,000
0.95%, 07/20/09	25,000,000	25,000,000
Barclays Bank PLC,
1.12%, 07/14/09	25,000,000	25,000,000
Calyon North America, Inc.,
0.42%, 08/26/09	20,000,000	20,000,000
Security Life of Denver Insurance Co., 2.91%, 08/14/09	20,000,000	20,000,000
Societe Generale Paris,
0.62%, 11/23/09	25,000,000	25,000,000

Total Certificates of Deposit (cost $265,000,891)		265,000,891

Commercial Paper 68.4% (a)

Banks — Foreign 3.5%
Landesbank Baden-Wuerttemberg 1.15%, 07/14/09	50,000,000	49,979,236
1.00%, 07/16/09	25,000,000	24,989,583
0.74%, 08/05/09	10,000,000	9,992,806

		84,961,625

Chemicals-Diversified 5.5% (b)
Abbott Laboratories,
0.16%, 07/20/09	4,000,000	3,999,662
BASF SE
0.37%, 08/27/09	37,230,000	37,208,189
0.55%, 09/25/09	40,000,000	39,947,445
0.80%, 11/16/09	40,000,000	39,877,333
0.37%, 11/23/09	4,000,000	3,994,039
E.I. du Pont de Nemours & Co., 0.18%, 07/30/09	6,089,000	6,088,117
0.23%, 07/07/09	5,200,000	5,199,808

		136,314,593

Diversified Financial Services 50.6%
Alpine Securitization Corp. (b) 0.60%, 07/06/09	50,000,000	49,995,833
0.35%, 08/10/09	25,000,000	24,990,278
Barton Capital LLC, 0.33%, 07/08/09 (b)	20,000,000	19,998,717
Chariot Funding LLC (b)
0.25%, 07/10/09	41,000,000	40,997,437
0.40%, 07/28/09	80,300,000	80,275,910
Clipper Receivables Co. LLC, 1.30%, 07/10/09 (b)	100,000,000	99,967,500
Edison Asset Securitization LLC (b) 0.40%, 10/01/09	82,000,000	81,916,178
0.60%, 12/11/09	39,700,000	39,592,148
Enterprise Funding Group LLC, 0.45%, 07/07/09 (b)	40,000,000	39,997,000
Fairway Financial Corp. (b)
0.40%, 07/07/09	45,000,000	44,997,000
0.47%, 07/24/09	75,000,000	74,977,479
Falcon Asset Securitization Corp., 0.40%, 07/27/09 (b)	50,000,000	49,985,556
FCAR Owners Trust I
1.25%, 08/14/09	91,730,000	91,589,857
1.40%, 09/01/09	10,000,000	9,975,889
General Electric Capital Corp. 0.53%, 07/20/09	25,000,000	24,993,007
0.80%, 07/20/09	10,000,000	9,995,778
0.17%, 07/29/09	18,941,000	18,938,496
Gotham Funding Corp.,
0.50%, 08/04/09	26,000,000	25,987,722
Grampian Funding LLC,
0.40%, 07/01/09 (b)	54,370,000	54,370,000
Salisbury Receivables Co. (b) 0.47%, 07/01/09	25,000,000	25,000,000
0.32%, 08/12/09	25,000,000	24,990,667
0.33%, 08/21/09	24,000,000	23,988,780
Salisbury Receivables Co. LLC, 0.40%, 07/07/09 (b)	40,000,000	39,997,333
Sheffield Receivables Corp. (b) 0.38%, 07/02/09	15,000,000	14,999,842
0.50%, 07/06/09	20,000,000	19,998,611
0.28%, 07/17/09	15,000,000	14,998,133
0.27%, 07/29/09	15,000,000	14,996,850
Starbird Funding Corp. (b)
0.55%, 08/06/09	10,000,000	9,994,500
0.35%, 09/10/09	15,000,000	14,989,646
0.35%, 09/23/09	80,000,000	79,934,667
Yorktown Capital LLC,
0.43%, 08/03/09 (b)	75,000,000	74,970,437

		1,242,401,251

Food-Diversified 1.5% (b)
Coca-Cola Co. (The),
0.30%, 11/02/09	25,200,000	25,173,960
Nestle Capital Corp.,
0.70%, 10/09/09 (a)	12,500,000	12,475,694

		37,649,654

6 Semiannual Report 2009

Commercial Paper (continued)

Household Products 0.9% (b)
Procter & Gamble Co. (The)
0.20%, 08/03/09	$5,000,000	$4,999,083
0.16%, 08/05/09	11,500,000	11,498,211
0.18%, 09/02/09	4,646,000	4,644,537

		21,141,831

Oil & Gas 1.5% (b)
BP Capital Markets PLC
0.42%, 07/09/09	3,488,000	3,487,675
0.44%, 07/13/09	27,400,000	27,395,981
0.35%, 08/10/09	4,675,000	4,673,182

		35,556,838

Pharmaceutical Preparations 3.0%
Johnson & Johnson (b)
0.25%, 09/28/09	20,000,000	19,987,639
0.25%, 10/26/09	25,000,000	24,979,687
Merck & Co., Inc.
0.17%, 07/24/09	22,000,000	21,997,611
0.15%, 07/29/09	7,217,000	7,216,158

		74,181,095

Retail 0.4% (b)
Wal-Mart Stores, Inc.,
0.75%, 09/08/09	10,000,000	9,985,625

Sovereign 0.1%
Province of British Columbia Canada, 0.55%, 07/13/09	2,933,000	2,932,462

Transportation 1.4% (b)
United Parcel Service, Inc.,
0.15%, 08/03/09	35,400,000	35,395,133

Total Commercial Paper (cost $1,680,520,107)		1,680,520,107

Corporate Bonds 4.2% (c)

Diversified Financial Services 3.9%
American Honda Finance Corp., 0.81%, 08/26/09 (b)	15,000,000	15,000,000
General Electric Capital Corp.
Series A, 0.75%, 08/31/09	75,000,000	75,041,078
1.02%, 05/10/10	7,000,000	6,828,474

		96,869,552

Household Products 0.3%
Procter & Gamble International Funding SCA, 1.22%, 02/08/10	6,000,000	6,000,000

Total Corporate Bonds (cost $102,869,552)		102,869,552

Government Mortgage Backed Agencies 2.2%

U.S. Government Agencies 2.2%
Federal Farm Credit Bank, Series 1, 1.10%, 11/20/09 (c)	20,000,000	20,000,000
Federal Home Loan Banks,
1.17%, 11/05/09 (c)	15,000,000	15,000,000
Federal Home Loan Mortgage Corp., 4.13%, 11/30/09	20,000,000	20,261,492

Total Government Mortgage Backed Agencies (cost $55,261,492)		55,261,492

U.S. Government Sponsored & Agency Obligations 5.6%

Fannie Mae, 0.50%, 11/16/09 (a)	16,890,000	16,857,627
Federal Home Loan Banks Series 1, 1.05%, 02/23/10	20,000,000	19,986,804
0.85%, 03/11/10 (c)	11,000,000	10,999,006
0.80%, 06/18/10	30,000,000	30,000,000
0.70%, 06/25/10	24,430,000	24,430,000
0.72%, 06/28/10	35,000,000	35,000,000

Total U.S. Government Sponsored & Agency Obligations (cost $137,273,437)		137,273,437

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Money Market Fund (Continued)

Mutual Funds 8.0% (c)

	Shares	Market Value

Money Market Funds 8.0%
Blackrock Liquidity Fund Tempcash Portfolio, 0.49%	110,159,571	$110,159,571
Blackrock Liquidity Fund Tempfund Portfolio, 0.44%	87,224,067	87,224,067

Total Mutual Funds (cost $197,383,638)		197,383,638

Total Investments (cost $2,438,309,117) (d) — 99.2%		2,438,309,117

Other assets in excess of liabilities — 0.8%		19,282,840

NET ASSETS — 100.0%		$2,457,591,957

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $1,396,931,502 which represents 56.84% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

PLC	Public Limited Company

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Money
Market Fund

Assets:
Investments, at value (cost $2,438,309,117)	$2,438,309,117
Cash	58,450
Interest and dividends receivable	953,880
Receivable for capital shares issued	20,515,196
Prepaid expenses and other assets	260,874

Total Assets	2,460,097,517

Liabilities:
Payable for capital shares redeemed	1,314,959
Accrued expenses and other payables:
Investment advisory fees	761,019
Fund administration fees	94,438
Administrative services fees	166,823
Custodian fees	10,761
Trustee fees	10,910
Compliance program costs (Note 3)	30,383
Professional fees	58,740
Printing fees	31,229
Other	26,298

Total Liabilities	2,505,560

Net Assets	$2,457,591,957

Represented by:
Capital	$2,459,147,532
Accumulated undistributed net investment income	665
Accumulated net realized losses from investment transactions	(1,556,240)

Net Assets	$2,457,591,957

Net Assets:
Class I Shares	$1,557,205,245
Class IV Shares	79,117,033
Class V Shares	640,452,141
Class Y Shares	180,817,538

Total	$2,457,591,957

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,558,197,350
Class IV Shares	79,169,529
Class V Shares	640,863,829
Class Y Shares	180,920,465

Total	2,459,151,173

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Money
Market Fund

INVESTMENT INCOME:
Interest income	$8,573,907
Dividend income	361,036

Total Income	8,934,943

EXPENSES:
Investment advisory fees	4,887,548
Fund administration fees	649,522
Administrative services fees Class I Shares	1,262,641
Administrative services fees Class IV Shares	62,235
Administrative services fees Class V Shares	275,329
Custodian fees	56,947
Trustee fees	58,317
Compliance program costs (Note 3)	26,502
Professional fees	295,637
Printing fees	100,299
Other	605,640

Total expenses before earnings credit and expenses waived/reimbursed	8,280,617
Earnings credit (Note 4)	(4,010)
Administrative Services fees voluntarily waived Class I (Note 3)	(469,627)
Administrative Services fees voluntarily waived Class V (Note 3)	(77,522)
Investment advisory fees voluntarily waived (Note 3)	(47,878)
Expenses reimbursed by Adviser (Note 3)	(65,280)

Net Expenses	7,616,300

NET INVESTMENT INCOME	1,318,643

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,773

Net realized/unrealized gains from investments	11,773

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,330,416

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Money Market Fund

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$1,318,643	$52,004,555
Net realized gains (losses) from investment transactions	11,773	(1,539,284)

Change in net assets resulting from operations	1,330,416	50,465,271

Distributions to Shareholders From:
Net investment income:
Class I	(757,904)	(34,046,282)
Class IV	(75,934)	(1,705,912)
Class V	(349,766)	(12,141,125)
Class Y	(134,962)	(4,110,648)

Change in net assets from shareholder distributions	(1,318,566)	(52,003,967)

Change in net assets from capital transactions	(322,128,214)	453,002,703

Change in net assets	(322,116,364)	451,464,007

Net Assets:
Beginning of period	2,779,708,321	2,328,244,314

End of period	$2,457,591,957	$2,779,708,321

Accumulated undistributed net investment income at end of period	$665	$588

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$229,405,678	$1,102,753,792
Dividends reinvested	757,904	34,046,282
Cost of shares redeemed	(522,896,360)	(841,449,356)

Total Class I	(292,732,778)	295,350,718

Class IV Shares
Proceeds from shares issued	17,096,775	29,511,874
Dividends reinvested	75,934	1,705,912
Cost of shares redeemed	(20,956,371)	(26,561,881)

Total Class IV	(3,783,662)	4,655,905

Class V Shares
Proceeds from shares issued	205,418,379	495,763,363
Dividends reinvested	349,766	12,141,125
Cost of shares redeemed	(242,510,766)	(341,988,677)

Total Class V	(36,742,621)	165,915,811

Class Y Shares
Proceeds from shares issued	71,914,889	70,987,082
Dividends reinvested	134,962	4,110,648
Cost of shares redeemed	(60,919,004)	(88,017,461)

Total Class Y	11,130,847	(12,919,731)

Change in net assets from capital transactions	$(322,128,214)	$453,002,703

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008

SHARE TRANSACTIONS:
Class I Shares
Issued	229,405,678	1,102,753,792
Reinvested	757,904	34,046,282
Redeemed	(522,896,360)	(841,449,356)

Total Class I Shares	(292,732,778)	295,350,718

Class IV Shares
Issued	17,096,775	29,511,874
Reinvested	75,934	1,705,912
Redeemed	(20,956,371)	(26,561,881)

Total Class IV Shares	(3,783,662)	4,655,905

Class V Shares
Issued	205,418,379	495,763,363
Reinvested	349,766	12,141,125
Redeemed	(242,510,766)	(341,988,677)

Total Class V Shares	(36,742,621)	165,915,811

Class Y Shares
Issued	71,914,889	70,987,082
Reinvested	134,962	4,110,648
Redeemed	(60,919,004)	(88,017,461)

Total Class Y Shares	11,130,847	(12,919,731)

Total change in shares	(322,128,214)	453,002,703

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations		Distributions								Ratios / Supplemental Data

															Ratio of
														Ratio of Net	Expenses
	Net Asset												Ratio of	Investment	(Prior to
	Value,	Net	Total	Net		Capital			Net Asset			Net Assets at	Expenses	Income	Reimbursements)
	Beginning	Investment	from	Investment	Total	Contributions			Value, End	Total		End of	to Average	to Average	to Average
	of Period	Income	Operations	Income	Distributions	from Advisor			of Period	Return (a)		Period	Net Assets (b)	Net Assets (b)	Net Assets (b)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$1.00	–	–	–	–	–			$1.00	0.04%		$1,557,205,245	0.61%	0.09%	0	.68%(e)
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	–	(i	)	$1.00	2	.05%(c)	$1,849,909,902	0.59%	2.00%	0	.60%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	–	(i	)	$1.00	4	.79%(d)	$1,555,557,742	0.64%	4.69%	0	.64%(e)
Year Ended December 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	–			$1.00	4.53%		$1,269,500,302	0.64%	4.46%	0	.64%(f)
Year Ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	–			$1.00	2.67%		$1,173,300,924	0.65%	2.63%	0	.65%(f)
Year Ended December 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	–			$1.00	0.81%		$1,223,530,331	0.62%	0.79%	0	.62%(f)

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$1.00	–	–	–	–	–	(i	)	$1.00	0.09%		$79,117,033	0.51%	0.19%	0	.68%(e)
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	–	(i	)	$1.00	2	.15%(c)	$82,903,026	0.50%	2.12%	0	.62%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	–			$1.00	4	.94%(d)	$78,295,421	0.50%	4.83%	0	.62%(e)
Year Ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	–			$1.00	4.67%		$76,972,805	0.50%	4.58%	0	.64%(e)
Year Ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	–			$1.00	2.82%		$74,115,275	0.50%	2.76%	0	.65%(e)
Year Ended December 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	–			$1.00	0.94%		$84,415,229	0.50%	0.91%	0	.62%(e)

Class V Shares
Six Months Ended June 30, 2009 (Unaudited)	$1.00	–	–	–	–	–	(i	)	$1.00	0.06%		$640,452,141	0.58%	0.12%	0	.61%(e)
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	–	(i	)	$1.00	2	.14%(c)	$677,242,363	0.51%	2.07%	0	.52%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	–			$1.00	4	.87%(d)	$511,681,426	0.57%	4.76%	0	.57%(e)
Year Ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	–			$1.00	4.61%		$466,192,183	0.56%	4.56%	0	.56%(f)
Year Ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	–			$1.00	2.75%		$318,972,875	0.57%	2.69%	0	.57%(f)
Year Ended December 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	–			$1.00	0.89%		$479,705,985	0.55%	0.92%	0	.55%(f)

Class Y Shares(g)
Six Months Ended June 30, 2009 (Unaudited)	$1.00	–	–	–	–	–	(i	)	$1.00	0.09%		$180,817,538	0.52%	0.18%	0	.53%(e)
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	–	(i	)	$1.00	2	.18%(c)	$169,653,030	0.47%	2.19%	0	.47%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	–			$1.00	4	.97%(d)	$182,709,725	0.45%	4.79%	0	.45%(e)
Period Ended December 31, 2006 (h)	$1.00	0.03	0.03	(0.03)	(0.03)	–			$1.00	3.26%		$15,448,182	0.48%	4.81%	0	.48%(f)
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Includes payment from Adviser which increased the total return by 0.03%. (Note 3)
(d)	Includes payment from the Adviser which increased the total return by 0.25%. (Note 3)
(e)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(f)	There were no fee waivers/reimbursements during the period.
(g)	Effective May 1, 2008, Class ID Shares were renamed Class Y shares.
(h)	For the period from May 1, 2006 (commencement of operations) through October 31, 2006.
(i)	The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”) (formerly “Nationwide NVIT Money Market Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

14 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Certificates of Deposit	$20,000,000	$245,000,891	$—	$265,000,891

Commercial Paper	—	1,680,520,107	—	1,680,520,107

Corporate Bonds	—	102,869,552	—	102,869,552

U.S. Government Sponsored & Agency Obligations	—	192,534,929	—	192,534,929

Mutual Funds	197,383,638	—	—	197,383,638

Total	$217,383,638	$2,220,925,479	$—	$2,438,309,117

     Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

16 Semiannual Report 2009

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Federated Investment Management Company (“Federated”) (the “subadviser”) became subadviser to the Fund effective April 2, 2009. Nationwide Asset Management, LLC (“NWAM”), an affiliate of NFA, was subadvisor to the Fund through April 1, 2009. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $1 billion	0.40%

$1 billion up to $2 billion	0.38%

$2 billion up to $5 billion	0.36%

$5 billion or more	0.34%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $584,664, of which $425,083 was paid to affiliated subadvisors, for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for the Fund’s Class IV shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Year	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$89,226	$91,053	$65,280

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, 0.20% of the average daily net assets of Class IV shares and 0.10% of the average daily net assets of Class V shares of the Fund.

For the six months ended June 30, 2009, NFS received $1,159,097 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $26,502.

In the prior year, NWAM, the subadviser to the Fund, made a capital contribution of $900,000 to the Fund in connection with a $900,000 loss realized by the Fund on sale of securities.

For the year ended December 31, 2008, NFA agreed to reimburse the Fund for $249,450 for certain expenses.

During the six month period ending June 30, 2009, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $47,878. Nationwide Financial Services, Inc. (“NFS”), the parent company of NFA, NFD and NFM, waived an amount equal to $547,149 in fees payable to it by Class I and Class V shares of the Fund during the same period pursuant to the Trust’s Administrative Services Plan. Each of these fee waivers was agreed to voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither of NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.

18 Semiannual Report 2009

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had short-term purchases of $624,860,682 and sales of $6,763,023 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

8. Other

In response to credit market instability, the United States Department of the Treasury (the “Treasury Department”), on September 22, 2008, made available certain funds from its Exchange Stabilization Fund on a temporary basis to assist money market funds in paying redeeming shareholders $1.00 per share. The Treasury Department’s Temporary Guarantee for Money Market Funds (the “Program”) is limited to assets in money market funds as of the close of business on September 19, 2008 and to shareholders of record as of that date. Participating money market funds are required to pay premiums to participate in the Program. The guarantee would be triggered if a participating money market fund liquidated within thirty days of its net asset value per share falling below $0.995. Upon such a liquidation, the Program would make up the difference between the liquidation net asset value per share and $1.00. The Program is currently set to expire on April 30, 2009. The Treasury Department is authorized to further extend the program until September 18, 2009.

On October 3, 2008, the Board approved the participation of the Fund in the Program for the Program’s initial three-month period. The Fund paid the required premium of $259,826, equivalent to 0.01% of the Fund’s NAV as of September 19, 2008 required for the Fund to participate in the Program.

On December 3, 2008, the Board approved the extension until April 30, 2009, of the participation of the Fund in the Program. The Fund paid the required premium of $389,739, equivalent to 0.015% of the Fund’s NAV as of September 19, 2008, to participate in the Program extension.

On April 8, 2009, the Board approved the extension until September 18, 2009, of the participation of the Fund in the Program. The Fund paid the required premium of $389,739, equivalent to 0.015% of the Fund’s NAV as of September 19, 2008, to participate in the Program extension. During the six months ended June 30, 2009, the Fund paid total premiums equivalent to 0.015% of the Fund’s NAV as of September 19, 2008.

On October 10, 2008, the Securities and Exchange Commission issued a no-action relief letter to the Investment Company Institute to temporarily allow money market funds to value certain securities at amortized cost for shadow pricing purposes (the process of periodically comparing a fund’s amortized cost valuations to valuations derived by reference to available market quotations) under Rule 2a-7 of the 1940 Act. The relief is limited to first tier securities with maturities of 60 days or less that a money market fund reasonably expects to hold to maturity. The relief expired on January 12, 2009. On October 22, 2008, the Board approved a new valuation methodology, pursuant to which the new amortized cost valuation was first applied to the assets of the Fund on October 22, 2008, in accordance with this no-action relief. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight line) basis to the maturity of the security.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$2,438,309,117	$—	$—	$—

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

On June 23, 2009, a post-effective amendment to the Trust’s registration statement was filed with the Securities and Exchange Commission to register new Class II shares of the NVIT Money Market Fund. The Trust’s

20 Semiannual Report 2009

registration statement in respect of the new Class II shares is anticipated to become effective on or about August 24, 2009.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 21

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

22 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management LLC (“NWAM”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class I shares was in the fourth quintile of its peer group for the one-year period ended September 30, 2008, in the third quintile and below the median of its peer group for the three-year period ended September 30, 2008, and in the second quintile of its peer group for the five-year period ended September 30, 2008. The Trustees noted that for each period, the Fund underperformed the iMoneyNet First Tier Retail Index, the Fund’s benchmark. In this regard, the Trustees noted that the Fund’s underperformance was attributable to the conservative positioning of the Fund’s portfolio in response to the 2008 credit crisis.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class I shares were in the fourth quintile of its peer group, but the Fund’s total expenses were in the third quintile and slightly below the median of its peer group. In this regard, the Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees also noted that current market conditions had increased the time and resources that NFA and NWAM dedicated to supporting the Fund. The Trustees also considered recent non-contractual support provided by affiliates of NFA to the Fund, including the purchase of certain SIVs from the Fund’s portfolio and a contribution of capital related to certain Morgan Stanley commercial paper. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that advisory fee schedule included breakpoints, and that the second breakpoint has been reached. The Trustees concluded that the shareholders of the Fund have appropriately benefited from economies of scale under the proposed advisory fee schedule, in light of such breakpoints.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

B. New Subadvisory Agreement

At a Board meeting held in-person on March 12, 2009, the Board, including the Independent Trustees, discussed and unanimously accepted the resignation of NWAM as subadviser to the Fund and the hiring of Federated Investment Management Company (“Federated”) as subadviser to the Fund. The Trustees were provided with

2009 Semiannual Report 23

Supplemental Information (Continued)
(Unaudited)

detailed materials relating to Federated in advance of and at the meeting. The Independent Trustees met in executive session with their Independent Legal Counsel prior to the meeting to discuss information relating to the replacement of NWAM with Federated and the possible effect on the Fund. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed Federated’s investment strategy, as well as Federated’s credit review process and performance record with respect to money market instruments. The Board also examined and considered the experience of Federated’s investment personnel who would be managing the Fund. The Board also considered that Federated already serves as subadviser to another NVIT Fund.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Federated. The Board also reviewed the comparative performance for money market funds managed by Federated, based on data provided by Lipper. The Board concluded that the historical investment performance record of the portfolio managers who were expected to manage the Fund on behalf of Federated, in combination with various other factors, supported a decision to approve the subadvisory agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the subadvisory agreement, as Federated’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Federated were fair and reasonable. The Board noted that the Fund’s current advisory and subadvisory fee schedules include breakpoints that are intended to result in fee reductions to shareholders over time as assets increase. The Board considered the factor of profitability to Federated as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Federated as a result of its relationship with the Fund. However, since Federated’s subadvisory relationship is new with respect to the Fund, it was not possible to accurately assess either factor at this time.

The Board reviewed the terms of the subadvisory agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Federated were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the subadvisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the subadvisory agreement.

24 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

26 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2009

NVIT Money Market Fund II
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT2 (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency except as stated below. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

The Treasury Department has extended the U.S. Department of the Treasury’s Temporary Guarantee Program (the “Program”) for Money Market Funds until September 18, 2009. The Board of Trustees of Nationwide Variable Insurance Trust approved the continued participation of the NVIT Money Market Fund and the NVIT Money Market Fund II in the Program on April 8, 2009.

Here are some reminders about the Program:

•	Only shareholders who held shares in the NVIT Money Market Fund and/or the NVIT Money Market Fund II on September 19, 2008, are eligible for protection under the Program.

•	The Program currently in place provides a guarantee to these shareholders based on the number of shares invested in the Funds at the close of business on September 19, 2008.

•	Any increase in the number of shares an eligible shareholder holds after the close of business on September 19, 2008, will not be guaranteed by the Program.

•	If a customer closes his or her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates during the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program is not part of the U.S. Treasury Department’s Troubled Asset Relief Program (TARP). The Program is intended to provide relief for investors in the event the per-share value of any of the money market funds falls below $0.995 and a fund liquidates its holdings. The Program will provide coverage to a fund’s shareholders of record at the close of business on September 19, 2008, up to $1.00 per share for the lesser of either the number of shares the investor held in that fund or the number of shares the investor held the date the per-share value fell below $0.995. This is commonly referred to as “breaking the buck.”

•	The U.S. Treasury Department, through the Exchange Stabilization Fund (“ESF”), is providing this guarantee. In the event that a participating fund breaks the buck and liquidates, a guarantee payment should be made to investors through their fund within approximately 30 days, subject to possible extensions at the discretion of the Treasury. Payments to investors under the Program will depend on the availability of assets in the ESF, which currently totals approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

•	Participation in each period of the Program requires a payment to the U.S. Department of the Treasury in the amount of 0.015% based on the net asset value of the Fund as of September 19, 2008. Each Fund individually bears this expense without regard to any expense limitation currently in effect for the Fund.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide

2 Semiannual Report 2009

Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2009 Semiannual Report 3

Shareholder	NVIT Money Market Fund II
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Money Market Fund II			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,000.10	2.47	0.50
	Hypothetical	[b]	1,000.00	1,022.33	2.50	0.50

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2009

Portfolio Summary	NVIT Money Market Fund II
June 30, 2009 (Unaudited)

Asset Allocation

Commercial Paper	78.0%
Certificates of Deposit	9.0%
Mutual Funds	4.7%
U.S. Government Sponsored & Agency Obligations	4.0%
Corporate Bonds	2.5%
Other assets in excess of liabilities	1.8%

100.0%

Top Industries

Diversified Financial Services	53.3%
Chemicals — Diversified	14.3%
Banks — Foreign	11.9%
Pharmaceutical Preparations	6.6%
Household Products	2.3%
Transportation	0.8%
Retail	0.3%
Other Industries	10.5%

100.0%

Top Holdings

Alpine Securitization Corp., 0.60%, 07/06/09	5.2%
Merck & Co., Inc., 0.17%, 07/24/09	5.2%
FCAR Owners Trust I, 1.25%, 08/14/09	4.8%
General Electric Capital Corp., 0.17%, 07/29/09	4.5%
Blackrock Liquidity Funds Tempcash Portfolio, 0.49%	4.4%
Enterprise Funding Group LLC, 0.45%, 07/07/09	4.3%
Abbott Laboratories, 0.16%, 07/20/09	4.3%
Falcon Asset Securitization Corp., 0.30%, 09/02/09	4.0%
Edison Asset Securitization LLC, 0.60%, 12/11/09	3.7%
E.I. du Pont de Nemours & Co., 0.17%, 07/28/09	3.3%
Other Holdings	56.3%

100.0%

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Money Market Fund II

Certificates of Deposit 9.0%

	Principal Amount	Market Value

Banks — Foreign 9.0%
Banco Bilbao Vizcaya Argentaria SA
0.97%, 07/06/09	$10,000,000	$10,000,007
1.06%, 11/02/09	4,000,000	4,000,137
Bank of Tokyo — Mitsubishi, 0.64%, 08/11/09	5,000,000	5,000,000
Barclays Bank PLC, 1.12%, 07/14/09	5,000,000	5,000,000
Societe Generale Paris, 0.62%, 11/23/09	7,000,000	7,000,000

Total Certificates of Deposit (cost $31,000,144)		31,000,144

Commercial Paper 78.0% (a)

Banks — Foreign 2.9%
Landesbank Baden—Wuerttemberg, 1.15%, 07/14/09	10,000,000	9,995,847

Chemicals-Diversified 14.3%
Abbott Laboratories, 0.16%, 07/20/09	15,000,000	14,998,733
BASF SE
0.60%, 09/25/09	6,000,000	5,991,400
0.52%, 10/13/09	9,000,000	8,986,480
0.80%, 11/16/09	2,000,000	1,993,867
E.I. du Pont de Nemours & Co.
0.17%, 07/28/09	11,400,000	11,398,546
0.18%, 07/30/09	6,223,000	6,222,098

		49,591,124

Diversified Financial Services 52.0%
Alpine Securitization Corp., 0.60%, 07/06/09	18,000,000	17,998,500
Chariot Funding LLC
0.25%, 07/10/09	4,000,000	3,999,750
0.40%, 07/28/09	10,000,000	9,997,000

Clipper Receivables Co. LLC, 1.30%, 07/10/09	10,000,000	9,996,750
Edison Asset Securitization LLC
0.55%, 07/15/09	4,000,000	3,999,144
0.25%, 07/29/09	900,000	899,825
0.60%, 12/11/09	12,750,000	12,715,362
Enterprise Funding Group LLC
0.45%, 07/07/09	15,000,000	14,998,875
0.38%, 09/02/09	3,000,000	2,998,005
Falcon Asset Securitization Corp., 0.30%, 09/02/09	14,000,000	13,992,650
FCAR Owners Trust I, 1.25%, 08/14/09	16,750,000	16,724,410
General Electric Capital Corp.
0.53%, 07/20/09	10,000,000	9,997,203
0.23%, 07/23/09	2,000,000	1,999,719
0.17%, 07/29/09	15,650,000	15,647,931
Gotham Funding Corp., 0.40%, 07/06/09	8,000,000	7,999,556
Grampian Funding LLC, 0.40%, 07/01/09	5,770,000	5,770,000
Jupiter Securitization Co. LLC
0.28%, 07/20/09	1,000,000	999,852
0.28%, 07/22/09	6,500,000	6,498,938
Salisbury Receivables Co.
0.47%, 07/01/09	3,000,000	3,000,000
0.32%, 08/12/09	5,000,000	4,998,133
0.33%, 08/21/09	1,000,000	999,533
Sheffield Receivables Corp., 0.50%, 07/06/09	10,000,000	9,999,306
Starbird Funding Corp., 0.40%, 09/03/09	3,600,000	3,597,440

		179,827,882

Household Products 1.4%
Procter & Gamble Co. (The)
0.20%, 08/03/09	3,000,000	2,999,450
0.20%, 09/22/09	1,800,000	1,799,170

		4,798,620

Pharmaceutical Preparations 6.6%
Johnson & Johnson, 0.25%, 09/28/09	5,000,000	4,996,910
Merck & Co., Inc., 0.17%, 07/24/09	18,000,000	17,998,045

		22,994,955

Transportation 0.8%
United Parcel Service, Inc., 0.15%, 08/03/09	2,900,000	2,899,601

Total Commercial Paper (cost $270,108,029)		270,108,029

Corporate Bonds 2.5%

Diversified Financial Services 1.3%
General Electric Capital Corp.
Series A, 0.75%, 08/31/09 (b)	2,000,000	2,001,095
Series A, 1.12%, 10/26/09 (b)	1,000,000	993,770
Series A, 3.75%, 12/15/09	1,500,000	1,510,553

		4,505,418

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Household Products 0.9% (b)
Procter & Gamble International Funding SCA, 1.22%, 02/08/10	$3,000,000	$3,000,000

Retail 0.3%
Wal-Mart Stores, Inc., 6.88%, 08/10/09	1,065,000	1,072,491

Total Corporate Bonds (cost $8,577,909)		8,577,909

U.S. Government Sponsored & Agency Obligations 4.0%

Federal Home Loan Banks
Series 1,
1.05%, 02/23/10	5,000,000	4,996,701
0.85%, 03/11/10(b)	4,000,000	3,999,638
0.72%, 06/28/10	5,000,000	5,000,000

Total U.S. Government Sponsored & Agency Obligations (cost $13,996,339)		13,996,339

Mutual Funds 4.7% (b)

	Shares	Market Value

Money Market Funds 4.7%
Blackrock Liquidity Fund Tempcash Portfolio, 0.49%	15,271,148	$15,271,148
Blackrock Liquidity Fund Tempfund Portfolio, 0.44%	912,352	912,352

Total Mutual Funds (cost $16,183,500)		16,183,500

Total Investments (cost $339,865,921) (c) — 98.2%		339,865,921

Other assets in excess of liabilities — 1.8%		6,300,069

NET ASSETS — 100.0%		$346,165,990

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

PLC	Public Limited Company

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Money
Market Fund II

Assets:
Investments, at value (cost $339,865,921)	$339,865,921
Cash	8,971
Interest and dividends receivable	123,062
Receivable for capital shares issued	6,296,004
Prepaid expenses and other assets	37,051

Total Assets	346,331,009

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	75,856
Fund administration fees	13,681
Distribution fees	4,900
Administrative services fees	41,088
Custodian fees	107
Trustee fees	3,037
Compliance program costs (Note 3)	2,233
Professional fees	15,367
Printing fees	8,191
Other	559

Total Liabilities	165,019

Net Assets	$346,165,990

Represented by:
Capital	$346,160,982
Accumulated undistributed net investment income	3,818
Accumulated net realized gains from investment transactions	1,190

Net Assets	$346,165,990

Shares Outstanding (unlimited number of shares authorized):	346,160,983

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):	$1.00

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Money
Market Fund II

INVESTMENT INCOME:
Interest income	$904,177
Dividend income	46,180

Total Income	950,357

EXPENSES:
Investment advisory fees	927,140
Fund administration fees	101,532
Distribution fees	463,832
Administrative services fees	301,271
Custodian fees	6,716
Trustee fees	5,907
Compliance program costs (Note 3)	3,985
Professional fees	25,724
Printing fees	13,966
Other	102,604

Total expenses before earnings credit and expenses waived	1,952,677
Earnings credit (Note 4)	(3,315)
Administrative Services fees voluntarily waived (Note 3)	(67,266)
Investment advisory fees voluntarily waived (Note 3)	(598,900)
Distribution fees voluntarily waived (Note 3)	(359,487)

Net Expenses	923,709

NET INVESTMENT INCOME	26,648

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,190

Net realized/unrealized gains from investments	1,190

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,838

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Money Market Fund II

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$26,648	$3,701,655
Net realized gains from investment transactions	1,190	537

Change in net assets resulting from operations	27,838	3,702,192

Distributions to Shareholders From:
Net investment income:	(26,648)	(3,701,655)

Change in net assets from shareholder distributions	(26,648)	(3,701,655)

Change in net assets from capital transactions	(40,744,565)	120,618,236

Change in net assets	(40,743,375)	120,618,773

Net Assets:
Beginning of period	386,909,365	266,290,592

End of period	$346,165,990	$386,909,365

Accumulated undistributed net investment income at end of period	$3,818	$3,818

CAPITAL TRANSACTIONS:
Fund level
Proceeds from shares issued	$325,256,490	$1,189,592,230
Dividends reinvested	26,648	3,701,655
Cost of shares redeemed	(366,027,703)	(1,072,675,649)

Total Fund level	(40,744,565)	120,618,236

Change in net assets from capital transactions	$(40,744,565)	$120,618,236

SHARE TRANSACTIONS:
Fund level
Issued	325,256,490	1,189,592,230
Reinvested	26,648	3,701,655
Redeemed	(366,027,703)	(1,072,675,649)

Total Fund Level Shares	(40,744,565)	120,618,236

Total change in shares	(40,744,565)	120,618,236

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Money Market Fund II

		Operations		Distributions				Ratios / Supplemental Data

											Ratio of
										Ratio of Net	Expenses
	Net Asset								Ratio of	Investment	(Prior to
	Value,	Net	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	Investment	Total	Value, End	Total	at End	to Average	to Average	to Average
	of Period	Income	Operations	Income	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)
Six Months Ended June 30, 2009 (Unaudited)	$1.00	–	–	–	–	$1.00	0.01%	$346,165,990	0.50%	0.01%	1	.05%(c)
Year Ended December 31, 2008	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	1.24%	$386,909,365	0.94%	1.15%	1	.00%(c)
Year Ended December 31, 2007	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.25%	$266,290,592	0.96%	4.18%	0	.96%(c)
Year Ended December 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.11%	$232,144,075	1.01%	4.06%	1	.01%(d)
Year Ended December 31, 2005	$1.00	0.20	0.02	(0.02)	(0.02)	$1.00	2.26%	$260,556,547	1.01%	2.24%	1	.01%(d)
Year Ended December 31, 2004	$1.00	–	–	–	–	$1.00	0.41%	$192,820,091	0.96%	0.43%	0	.99%(c)
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market II Fund (the “Fund”) (formerly “Nationwide NVIT Money Market Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

12 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Certificates of Deposit	$—	$31,000,144	$—	$31,000,144

Commercial Paper	—	270,108,029	—	270,108,029

Corporate Bonds	—	8,577,909	—	8,577,909

U.S. Government Sponsored & Agency Obligations	—	13,996,339	—	13,996,339

Mutual Funds	16,183,500	—	—	16,183,500

Total	$16,183,500	$323,682,421	$—	$339,865,921

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

14 Semiannual Report 2009

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Federated Investment Management Company (“Federated”) (the “subadviser”) became subadviser to the Fund effective April 2, 2009. Nationwide Asset Management, LLC (“NWAM”), an affiliate of NFA, was subadvisor to the Fund through April 1, 2009. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $1 billion	0.50%

$1 billion up to $2 billion	0.48%

$2 billion up to $5 billion	0.46%

$5 billion or more	0.44%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $84,875, of which $61,574 was paid to affiliated subadvisors, for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II Shares of the Fund.

For the six months ended June 30, 2009, NFS received $229,645 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $3,985.

During the six month period ending June 30, 2009, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $598,900. During the same period, NFD voluntarily waived rule 12b-1 fees payable by the Fund in an amount equal to $359,487. Nationwide Financial Services, Inc. (“NFS”), the parent company of NFA, NFD and NFM, waived an amount equal to $67,266 in fees payable to the Fund during the same period pursuant to the Trust’s Administrative Services Plan. Each of these fee waivers was agreed to voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither of NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had short-term purchases of $131,473,767 of U.S. government securities.

16 Semiannual Report 2009

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Other

In response to credit market instability, the United States Department of the Treasury (the “Treasury Department”), on September 22, 2008, made available certain funds from its Exchange Stabilization Fund on a temporary basis to assist money market funds in paying redeeming shareholders $1.00 per share. The Treasury Department’s Temporary Guarantee for Money Market Funds (the “Program”) is limited to assets in money market funds as of the close of business on September 19, 2008 and to shareholders of record as of that date. Participating money market funds are required to pay premiums to participate in the Program. The guarantee would be triggered if a participating money market fund liquidated within thirty days of its net asset value per share falling below $0.995. Upon such a liquidation, the Program would make up the difference between the liquidation net asset value per share and $1.00. The Program is currently set to expire on April 30, 2009. The Treasury Department is authorized to further extend the program until September 18, 2009.

On October 3, 2008, the Board approved the participation of the Fund in the Program for the Program’s initial three-month period. The Fund paid the required premium of $35,439, equivalent to 0.01% of the Fund’s NAV as of September 19, 2008 required for the Fund to participate in the Program.

On December 3, 2008, the Board approved the extension until April 30, 2009, of the participation of the Fund in the Program. The Fund paid the required premium of $53,158, equivalent to 0.015% of the Fund’s NAV as of September 19, 2008, to participate in the Program extension.

On April 8, 2009, the Board approved the extension until September 18, 2009, of the participation of the Fund in the Program. The Fund paid the required premium of $53,158, equivalent to 0.015% of the Fund’s NAV as of September 19, 2008, to participate in the Program extension. During the six months ended June 30, 2009, the Fund paid total premiums equivalent to 0.015% of the Fund’s NAV as of September 19, 2008.

On October 10, 2008, the Securities and Exchange Commission issued a no-action relief letter to the Investment Company Institute to temporarily allow money market funds to value certain securities at amortized cost for shadow pricing purposes (the process of periodically comparing a fund’s amortized cost valuations to valuations derived by reference to available market quotations) under Rule 2a-7 of the 1940 Act. The relief is limited to first tier securities with maturities of 60 days or less that a money market fund reasonably expects to hold to

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

maturity. The relief expired on January 12, 2009. On October 22, 2008, the Board approved a new valuation methodology, pursuant to which the new amortized cost valuation was first applied to the assets of the Fund on October 22, 2008, in accordance with this no-action relief. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight line) basis to the maturity of the security.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

Net
Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$339,865,921	$—	$—	$—

Amounts designated as “—” are zero.

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management LLC (“NWAM”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for each of the one-, three-, and five-year period ended September 30, 2008 was in the fourth, fifth, and fifth quintiles, respectively, in its peer group. The Trustees noted that for each period, the Fund underperformed the iMoneyNet First Tier Retail Index, the Fund’s benchmark. In this regard, the Trustees noted that the Fund’s underperformance was attributable to the conservative positioning of the Fund’s portfolio in response to the 2008 credit crisis.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee were in the fourth quintile of its peer group, while the Fund’s total expenses were in the fifth quintile of its peer group. The Trustees discussed the distribution strategy with respect to this Fund. The Trustees also noted that current market conditions had increased the time and resources that NFA and NWAM dedicated to supporting the Fund. The Trustees also considered recent non-contractual support provided by NFA and its affiliates to the Fund, including the purchase of certain SIVs from the Fund’s portfolio and a contribution of capital related to certain Morgan Stanley commercial paper. The Trustees took into account recent ongoing fee waivers that NFA had put in place in order to keep the Fund’s net yield positive, and considered that the Fund was a specialized product. The Trustees concluded that the Fund’s investment advisory fee and total expense ratio fell within an acceptable range as compared to its peer group. The Trustees also concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

B. New Subadvisory Agreement

At a Board meeting held in-person on March 12, 2009, the Board, including the Independent Trustees, discussed and unanimously accepted the resignation of NWAM as subadviser to the Fund and the hiring of Federated Investment Management Company (“Federated”) as subadviser to the Fund. The Trustees were provided with detailed materials relating to Federated in advance of and at the meeting. The Independent Trustees met in executive session with their Independent Legal Counsel prior to the meeting to discuss information relating to the replacement of NWAM with Federated and the possible effect on the Fund. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed Federated’s investment strategy, as well as Federated’s credit review process and performance record with respect to money market instruments. The Board also examined and considered the experience of Federated’s investment personnel who would be managing the Fund. The Board also considered that Federated already serves as subadviser to another NVIT Fund.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Federated. The Board also reviewed the comparative performance for money market funds managed by Federated, based on data provided by Lipper. The Board concluded that the historical investment performance record of the portfolio managers who were expected to manage the Fund on behalf of Federated, in combination with various other factors, supported a decision to approve the subadvisory agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the subadvisory agreement, as Federated’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Federated were fair and reasonable. The Board noted that the Fund’s current advisory and subadvisory fee schedules include breakpoints that are intended to result in fee reductions to shareholders over time as assets increase. The Board considered the factor of profitability to Federated as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Federated as a result of its relationship with the Fund. However, since Federated’s subadvisory relationship is new with respect to the Fund, it was not possible to accurately assess either factor at this time.

The Board reviewed the terms of the subadvisory agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Federated were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the subadvisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the subadvisory agreement.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

Van Kampen NVIT Comstock Value Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CVAL (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Van Kampen NVIT Comstock Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Van Kampen NVIT Comstock Value Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,035.40	4.91	0.97
	Hypothetical	[b]	1,000.00	1,019.97	4.88	0.97

Class II	Actual		1,000.00	1,034.10	6.47	1.28
	Hypothetical	[b]	1,000.00	1,018.43	6.44	1.28

Class IV	Actual		1,000.00	1,035.40	4.91	0.97
	Hypothetical	[b]	1,000.00	1,019.97	4.88	0.97

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Van Kampen NVIT Comstock Value Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	97.4%
Repurchase Agreements	2.5%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

Media	15.2%
Pharmaceuticals	11.6%
Insurance	9.8%
Food Products	6.9%
Computers & Peripherals	4.7%
Diversified Telecommunication Services	4.0%
Food & Staples Retailing	3.7%
Paper & Forest Products	3.5%
Diversified Financial Services	3.3%
Internet Software & Services	3.2%
Other Industries*	34.1%

100.0%

Top Holdings

Chubb Corp.	4.6%
Viacom, Inc., Class B	4.3%
Comcast Corp., Class A	4.0%
International Paper Co.	3.5%
eBay, Inc.	2.8%
Cadbury PLC ADR	2.8%
Time Warner, Inc.	2.7%
Schering-Plough Corp.	2.7%
Verizon Communications, Inc.	2.6%
Wal-Mart Stores, Inc.	2.4%
Other Holdings*	67.6%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 97.4%

	Shares	Market Value

Beverages 2.6%
Coca-Cola Co. (The)	61,000	$2,927,390
Dr Pepper Snapple Group, Inc.*	62,360	1,321,408

		4,248,798

Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	124,921	3,661,435
Goldman Sachs Group, Inc. (The)	8,600	1,267,984

		4,929,419

Chemicals 1.1%
E.I. Du Pont de Nemours & Co.	69,495	1,780,462

Commercial Banks 2.4%
PNC Financial Services Group, Inc.	41,900	1,626,139
U.S. Bancorp	54,500	976,640
Wells Fargo & Co.	58,200	1,411,932

		4,014,711

Communications Equipment 1.2%
Cisco Systems, Inc.*	107,300	2,000,072

Computers & Peripherals 4.7%
Dell, Inc.*	272,775	3,745,201
Hewlett-Packard Co.	48,400	1,870,660
International Business Machines Corp.	21,200	2,213,704

		7,829,565

Diversified Financial Services 3.3%
Bank of America Corp.	133,909	1,767,599
JPMorgan Chase & Co.	110,800	3,779,388

		5,546,987

Diversified Telecommunication Services 4.0%
AT&T, Inc.	94,000	2,334,960
Verizon Communications, Inc.	139,710	4,293,288

		6,628,248

Electrical Equipment 0.5%
Emerson Electric Co.	24,600	797,040

Energy Equipment & Services 1.1%
Halliburton Co.	91,000	1,883,700

Food & Staples Retailing 3.7%
CVS Caremark Corp.	66,300	2,112,981
Wal-Mart Stores, Inc.	83,500	4,044,740

		6,157,721

Food Products 6.9%
Cadbury PLC ADR — GB	135,480	4,660,512
Kraft Foods, Inc., Class A	131,211	3,324,887
Unilever NV	148,400	3,588,312

		11,573,711

Health Care Equipment & Supplies 1.3%
Boston Scientific Corp.*	214,000	2,169,960

Health Care Providers & Services 3.1%
Cardinal Health, Inc.	97,900	2,990,845
UnitedHealth Group, Inc.	37,500	936,750
WellPoint, Inc.*	22,900	1,165,381

		5,092,976

Household Products 0.6%
Kimberly-Clark Corp.	10,600	555,758
Procter & Gamble Co. (The)	9,400	480,340

		1,036,098

Industrial Conglomerate 1.0%
General Electric Co.	148,600	1,741,592

Information Technology Services 1.1%
Accenture Ltd., Class A	24,600	823,116
Computer Sciences Corp.*	11,600	513,880
Western Union Co. (The)	24,800	406,720

		1,743,716

Insurance 9.8%
Aflac, Inc.	18,800	584,492
Berkshire Hathaway, Inc., Class B*	490	1,418,908
Chubb Corp.	190,980	7,616,282
MetLife, Inc.	63,600	1,908,636
Torchmark Corp.	32,100	1,188,984
Travelers Cos., Inc. (The)	90,000	3,693,600

		16,410,902

Internet & Catalog Retail 0.4%
Liberty Media Corp. — Interactive, Series A*	138,974	696,260

Internet Software & Services 3.2%
eBay, Inc.*	274,400	4,700,472
Yahoo!, Inc.*	42,100	659,286

		5,359,758

Media 15.2%
Comcast Corp., Class A	456,315	6,612,004
Liberty Media Corp. — Entertainment, Series A*	103,756	2,775,473
News Corp., Class B	246,700	2,607,619
Time Warner Cable, Inc.*	50,126	1,587,491
Time Warner, Inc.	182,000	4,584,580
Viacom, Inc., Class B*	313,500	7,116,450

		25,283,617

Metals & Mining 1.2%
Alcoa, Inc.	200,100	2,067,033

Multiline Retail 2.0%
J.C. Penney Co., Inc.	50,500	1,449,855

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Van Kampen NVIT Comstock Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Multiline Retail (continued)

Macy’s, Inc.	106,458	$1,251,946
Target Corp.	16,400	647,308

		3,349,109

Oil, Gas & Consumable Fuels 2.6%
BP PLC ADR — GB	21,800	1,039,424
Chevron Corp.	13,200	874,500
ConocoPhillips	23,700	996,822
Total SA ADR — FR	25,900	1,404,557

		4,315,303

Paper & Forest Products 3.5%
International Paper Co.	385,564	5,833,583

Pharmaceuticals 11.6%
Abbott Laboratories	25,900	1,218,336
Bristol-Myers Squibb Co.	167,800	3,408,018
Eli Lilly & Co.	58,500	2,026,440
GlaxoSmithKline PLC ADR — GB	21,400	756,276
Pfizer, Inc.	224,400	3,366,000
Roche Holding AG ADR — CH	34,400	1,173,384
Schering-Plough Corp.	181,800	4,566,816
Wyeth	62,300	2,827,797

		19,343,067

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	122,400	2,025,720
KLA-Tencor Corp.	53,900	1,360,975

		3,386,695

Software 0.8%
Microsoft Corp.	55,900	1,328,743

Specialty Retail 1.7%
Home Depot, Inc.	63,100	1,491,053
Lowe’s Cos., Inc.	70,300	1,364,523

		2,855,576

Tobacco 1.8%
Altria Group, Inc.	78,150	1,280,878
Philip Morris International, Inc.	40,350	1,760,067

		3,040,945

Total Common Stocks (cost $196,532,760)		162,445,367

Repurchase Agreements 2.5%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $2,769,418, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $2,824,799	$2,769,411	2,769,411
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $1,355,798, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $1,382,912	1,355,796	1,355,796

Total Repurchase Agreements (cost $4,125,207)		4,125,207

Total Investments (cost $200,657,967) (a) — 99.9%		166,570,574

Other assets in excess of liabilities — 0.1%		125,502

NET ASSETS — 100.0%		$166,696,076

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

GB	United Kingdom

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Van Kampen
NVIT
Comstock Value Fund

Assets:
Investments, at value (cost $196,532,760)	$162,445,367
Repurchase agreements, at value and cost	4,125,207

Total Investments	166,570,574

Interest and dividends receivable	249,069
Receivable for capital shares issued	40,028
Receivable for investments sold	172,425
Prepaid expenses and other assets	2,021

Total Assets	167,034,117

Liabilities:
Payable for investments purchased	65,996
Payable for capital shares redeemed	58,495
Accrued expenses and other payables:
Investment advisory fees	95,853
Fund administration fees	6,500
Distribution fees	22,377
Administrative services fees	55,194
Custodian fees	3,799
Trustee fees	50
Compliance program costs (Note 3)	3,224
Professional fees	7,790
Printing fees	17,043
Other	1,720

Total Liabilities	338,041

Net Assets	$166,696,076

Represented by:
Capital	$291,399,120
Accumulated undistributed net investment income	90,321
Accumulated net realized losses from investment transactions	(90,705,972)
Net unrealized appreciation/(depreciation) from investments	(34,087,393)

Net Assets	$166,696,076

Net Assets:
Class I Shares	$39,352,793
Class II Shares	108,642,322
Class IV Shares	18,700,961

Total	$166,696,076

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,490,230
Class II Shares	15,224,657
Class IV Shares	2,608,533

Total	23,323,420

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.17
Class II Shares	$7.14
Class IV Shares	$7.17

The accompanying notes are an integral part of the financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Van Kampen
NVIT
Comstock Value Fund

INVESTMENT INCOME:
Interest income	$4,958
Dividend income	2,253,459
Foreign tax withholding	(12,212)

Total Income	2,246,205

EXPENSES:
Investment advisory fees	543,649
Fund administration fees	38,014
Distribution fees Class II Shares	120,719
Administrative services fees Class I Shares	28,903
Administrative services fees Class II Shares	102,384
Administrative services fees Class IV Shares	15,507
Custodian fees	4,924
Trustee fees	2,882
Compliance program costs (Note 3)	1,027
Professional fees	14,582
Printing fees	27,616
Other	8,019

Total expenses before earnings credit	908,226
Earnings credit (Note 4)	(11)

Net Expenses	908,215

NET INVESTMENT INCOME	1,337,990

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(21,421,527)
Net change in unrealized appreciation/(depreciation) from investments	25,651,625

Net realized/unrealized gains from investments	4,230,098

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,568,088

The accompanying notes are an integral part of the financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	Van Kampen NVIT Comstock Value Fund

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$1,337,990	$5,172,830
Net realized losses from investment transactions	(21,421,527)	(68,366,940)
Net change in unrealized appreciation/(depreciation) from investments	25,651,625	(57,249,781)

Change in net assets resulting from operations	5,568,088	(120,443,891)

Distributions to Shareholders From:
Net investment income:
Class I	(350,081)	(1,325,267)
Class II	(795,018)	(2,957,984)
Class IV	(202,028)	(790,122)
Net realized gains:
Class I	–	(894,784)
Class II	–	(1,837,122)
Class IV	–	(548,563)

Change in net assets from shareholder distributions	(1,347,127)	(8,353,842)

Change in net assets from capital transactions	4,394,446	(172,274,833)

Change in net assets	8,615,407	(301,072,566)

Net Assets:
Beginning of period	158,080,669	459,153,235

End of period	$166,696,076	$158,080,669

Accumulated undistributed net investment income at end of period	$90,321	$99,458

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,065,151	$21,469,237
Dividends reinvested	350,081	2,220,051
Cost of shares redeemed	(9,933,070)	(41,373,750)

Total Class I	(5,517,838)	(17,684,462)

Class II Shares
Proceeds from shares issued	23,321,206	26,223,035
Dividends reinvested	795,018	4,795,106
Cost of shares redeemed	(6,002,884)	(182,026,764)

Total Class II	18,113,340	(151,008,623)

Class IV Shares
Proceeds from shares issued	399,678	1,731,075
Dividends reinvested	202,028	1,338,685
Cost of shares redeemed	(8,802,762)	(6,651,508)

Total Class IV	(8,201,056)	(3,581,748)

Change in net assets from capital transactions	$4,394,446	$(172,274,833)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	Van Kampen NVIT Comstock Value Fund

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008

SHARE TRANSACTIONS:
Class I Shares
Issued	636,653	2,559,214
Reinvested	53,700	240,133
Redeemed	(1,573,436)	(4,542,177)

Total Class I Shares	(883,083)	(1,742,830)

Class II Shares
Issued	3,641,810	2,541,127
Reinvested	122,501	510,446
Redeemed	(942,057)	(18,304,899)

Total Class II Shares	2,822,254	(15,253,326)

Class IV Shares
Issued	61,533	187,896
Reinvested	31,215	145,101
Redeemed	(1,379,102)	(696,788)

Total Class IV Shares	(1,286,354)	(363,791)

Total change in shares	652,817	(17,359,947)

The accompanying notes are an integral part of the financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Van Kampen NVIT Comstock Value Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.99	0.07	0.17	0.24	(0.06)	–	(0.06)	$7.17	3.54%	$39,352,793	0.97%	1.91%	0	.97%(c)	8.23%
Year Ended December 31, 2008	$11.50	0.20	(4.38)	(4.18)	(0.19)	(0.14)	(0.33)	$6.99	(36.99%)	$44,542,409	0.94%	2.03%	0	.94%(c)	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22%)	$93,367,104	0.87%	1.78%	0	.87%(c)	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.91%	$112,029,051	0.93%	1.84%	0	.93%(c)	25.62%
Year Ended December 31, 2005	$11.53	0.20	0.29	0.49	(0.19)	(0.30)	(0.49)	$11.53	4.25%	$103,564,811	0.94%	1.65%	0	.94%(c)	33.13%
Year Ended December 31, 2004	$9.94	0.14	1.59	1.73	(0.14)	–	(0.14)	$11.53	17.50%	$112,201,962	0.94%	1.41%	0	.94%(c)	31.95%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.96	0.05	0.18	0.23	(0.05)	–	(0.05)	$7.14	3.41%	$108,642,322	1.28%	1.58%	1	.28%(c)	8.23%
Year Ended December 31, 2008	$11.45	0.16	(4.35)	(4.19)	(0.16)	(0.14)	(0.30)	$6.96	(37.22%)	$86,316,563	1.28%	1.68%	1	.28%(c)	44.30%
Year Ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61%)	$316,794,259	1.21%	1.42%	1	.21%(c)	29.74%
Year Ended December 31, 2006	$11.50	0.16	1.58	1.74	(0.18)	(0.56)	(0.74)	$12.50	15.56%	$204,233,443	1.26%	1.45%	1	.26%(c)	25.62%
Year Ended December 31, 2005	$11.50	0.14	0.31	0.45	(0.15)	(0.30)	(0.45)	$11.50	3.95%	$60,617,204	1.28%	1.31%	1	.31%(e)	33.13%
Year Ended December 31, 2004	$9.93	0.11	1.58	1.69	(0.12)	–	(0.12)	$11.50	17.08%	$34,312,189	1.20%	1.20%	1	.28%(e)	31.95%

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.99	0.07	0.17	0.24	(0.06)	–	(0.06)	$7.17	3.54%	$18,700,961	0.97%	1.97%	0	.97%(c)	8.23%
Year Ended December 31, 2008	$11.50	0.20	(4.37)	(4.17)	(0.20)	(0.14)	(0.34)	$6.99	(36.96%)	$27,221,697	0.90%	2.07%	0	.90%(c)	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19%)	$48,991,872	0.83%	1.81%	0	.83%(c)	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.94%	$58,521,276	0.90%	1.86%	0	.90%(c)	25.62%
Year Ended December 31, 2005	$11.52	0.19	0.31	0.50	(0.19)	(0.30)	(0.49)	$11.53	4.36%	$55,297,136	0.93%	1.67%	0	.93%(c)	33.13%
Year Ended December 31, 2004	$9.94	0.15	1.57	1.72	(0.14)	–	(0.14)	$11.52	17.42%	$55,683,208	0.91%	1.42%	0	.91%(c)	31.95%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers /reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen NVIT Comstock Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other	Level 3 — Significant
	Level 1 — Quoted	Significant	Unobservable
Asset Type	Prices	Observable Inputs	Inputs	Total

Common Stocks	$162,445,367	$—	$—	$162,445,367

Repurchase Agreements	—	4,125,207	—	4,125,207

	$162,445,367	$4,125,207	$—	$166,570,574

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the

14 Semiannual Report 2009

Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2009, the Fund did not have securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $243,488 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

16 Semiannual Report 2009

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund and 0.20% of the average daily net assets of Class IV shares of the Fund.
For the six months ended June 30, 2009, NFS received $112,691 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,027.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $12,488,475 and sales of $46,825,847 (excluding short-term securities).

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation/
Securities	Appreciation	Depreciation	(Depreciation)

$218,849,647	$2,587,464	$(54,866,537)	$(52,279,073)

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Van Kampen Asset Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares placed the Fund in the fourth, fifth, and fifth quintiles of its peer group, respectively. The Trustees noted that, with respect to the one-year period ended September 30, 2008, the Fund’s Class II shares outperformed the Fund’s benchmark, the Russell 1000 Value Index, but that, for each of the three- and five-year periods ended September 30, 2008, the Fund’s Class II shares underperformed its benchmark. The Trustees noted that the Fund is under close review, but also discussed improvements in the Fund’s recent performance.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were in the third quintile and below the median of its peer group. The Trustees also noted that, although the Fund’s total expenses (including 12b-1 and administrative services fees) were in the fifth quintile of its peer group, the Fund’s total expenses (excluding 12b-1 and administrative services fees) placed the Fund in the first quintile of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the advisory fee schedule includes breakpoints, and that the first breakpoint has been reached. The Trustees concluded that the shareholders of the Fund have appropriately benefited from economies of scale under the proposed advisory fee schedule, in light of such breakpoints.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association- College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
Portfolios in
	Position(s) Held		Fund Complex
Name and	with Fund	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	and Length of Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief
Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in
	Position(s) Held		Fund Complex
Name and	with Fund	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	and Length of Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2009

Federated NVIT High Income Bond Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FHI (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Federated NVIT High Income Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Federated NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
High Income Bond Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,225.70	5.31	0.96
	Hypothetical	[b]	1,000.00	1,020.02	4.82	0.96

Class III	Actual		1,000.00	1,226.00	5.30	0.96
	Hypothetical	[b]	1,000.00	1,020.02	4.82	0.96

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Federated NVIT High Income Bond Fund
June 30, 2009 (Unaudited)

Asset Allocation

Corporate Bonds	90.8%
Repurchase Agreements	4.0%
Yankee Dollars	3.0%
Convertible Corporate Bonds	0.6%
Preferred Stocks	0.1%
Other assets in excess of liabilities	1.5%

100.0%

Top Industries

Diversified Financial Services	0.1%
Media	0.0%
Consumer Goods	0.0%
Containers & Packaging	0.0%
Media — Non-Cable	0.0%
Packaging	0.0%
Wireless Telecommunication Services	0.0%
Other Industries*	99.9%

100.0%

Top Holdings*

GMAC LLC, 6.88%, 09/15/11	1.6%
HCA, Inc. PIK, 9.63%, 11/15/16	1.3%
Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	1.2%
Biomet, Inc., 11.63%, 10/15/17	1.1%
Sprint Capital Corp., 6.90%, 05/01/19	1.1%
Visant Holding Corp., 10.25%, 12/01/13	1.0%
ARAMARK Corp., 8.50%, 02/01/15	1.0%
L-3 Communications Corp., 6.13%, 01/15/14	1.0%
Intelsat Intermediate Holding Co. Ltd., 0.00%, 02/01/15	0.9%
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	0.9%
Other Holdings*	88.9%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 90.8%

	Principal Amount	Market Value

Aerospace/Defense 2.7%
Alliant Techsystems, Inc., 6.75%, 04/01/16	$1,025,000	$945,562
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	350,000	148,750
L-3 Communications Corp.
6.13%, 01/15/14	2,400,000	2,244,000
6.38%, 10/15/15	775,000	707,188
Sequa Corp., 11.75%, 12/01/15 (a)	775,000	451,438
Sequa Corp. PIK, 13.50%, 12/01/15 (a)	428,244	216,263
TransDigm, Inc., 7.75%, 07/15/14	350,000	334,250
US Investigations Services, Inc. (a)
10.50%, 11/01/15	725,000	594,500
11.75%, 05/01/16	875,000	678,125

		6,320,076

Automotive 2.7%
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14* (b) (c)	700,000	45,500
Ford Motor Credit Co. LLC
9.88%, 08/10/11	975,000	902,335
7.25%, 10/25/11	2,450,000	2,120,162
3.89%, 01/13/12 (d)	1,125,000	871,875
8.00%, 12/15/16	1,100,000	842,062
General Motors Corp., 7.40%, 09/01/25* (b)	2,500,000	312,500
Tenneco, Inc., 8.63%, 11/15/14	500,000	362,500
United Components, Inc., 9.38%, 06/15/13	1,350,000	864,000

		6,320,934

Building Materials 0.5%
Norcraft Holdings LP, 9.75%, 09/01/12 (e)	500,000	470,000
Nortek, Inc.
10.00%, 12/01/13	325,000	262,438
8.50%, 09/01/14	425,000	123,250
Panolam Industries International, Inc., 10.75%, 10/01/13* (b)	625,000	34,375
Ply Gem Industries, Inc., 11.75%, 06/15/13	425,000	276,250

		1,166,313

Chemicals 2.3%
Ashland, Inc., 9.13%, 06/01/17 (a)	200,000	208,500
Chemtura Corp., 6.88%, 06/01/16* (b) (c)	1,050,000	766,500
Hexion US Finance Corp., 9.75%, 11/15/14	1,075,000	489,125
Mosaic Co. (The), 7.63%, 12/01/16 (a)	525,000	532,966
Nalco Co.
8.88%, 11/15/13	1,700,000	1,742,500
8.25%, 05/15/17 (a)	200,000	202,000
Nalco Finance Holdings, Inc., 9.00%, 02/01/14 (e)	481,000	473,785
Terra Capital, Inc., 7.00%, 02/01/17	600,000	551,250
Union Carbide Corp.
7.88%, 04/01/23	225,000	158,953
7.50%, 06/01/25	350,000	235,670

		5,361,249

Construction Machinery 0.5%
Clark Material Handling Co., 10.75%, 11/15/06 (b) (c) (f)*	100,000	0
RSC Equipment Rental, Inc.
9.50%, 12/01/14	1,125,000	908,438
10.00%, 07/15/17 (a) (f)	275,000	272,250

		1,180,688

Consumer Products 5.1%
AAC Group Holding Corp., 10.25%, 10/01/12 (a) (e)	1,400,000	1,022,000
American Achievement Corp., 8.25%, 04/01/12 (a)	725,000	681,500
American Achievement Group Holding Corp. PIK, 12.75%, 10/01/12	483,442	132,947
Central Garden & Pet Co., 9.13%, 02/01/13	1,075,000	1,033,344
Jarden Corp.
8.00%, 05/01/16	625,000	598,437
7.50%, 05/01/17	1,475,000	1,298,000
Sealy Mattress Co.
8.25%, 06/15/14	1,275,000	1,055,062
10.88%, 04/15/16 (a)	400,000	421,000
True Temper Sports, Inc., 8.38%, 09/15/11* (b) (c)	750,000	11,250
Visant Corp., 7.63%, 10/01/12	2,000,000	2,005,000
Visant Holding Corp.
8.75%, 12/01/13	925,000	913,437

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Consumer Products (continued)

10.25%, 12/01/13 (e)	$2,450,000	$2,443,875
Yankee Acquisition Corp., 8.50%, 02/15/15	575,000	487,313

		12,103,165

Energy 4.9%
Basic Energy Services, Inc., 7.13%, 04/15/16	550,000	440,000
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	360,937
9.50%, 02/15/15	1,000,000	1,012,500
6.88%, 01/15/16	1,750,000	1,553,125
Cie Generale de Geophysique-Veritas
7.50%, 05/15/15	550,000	507,375
7.75%, 05/15/17	400,000	366,000
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	430,000
Denbury Resources, Inc., 9.75%, 03/01/16	675,000	696,937
Forest Oil Corp.
8.50%, 02/15/14 (a)	325,000	320,937
7.25%, 06/15/19	700,000	630,000
Hilcorp Energy I LP, 7.75%, 11/01/15 (a)	925,000	786,250
Linn Energy LLC, 11.75%, 05/15/17 (a)	500,000	488,750
Petroplus Finance Ltd. (a)
6.75%, 05/01/14	350,000	302,750
7.00%, 05/01/17	500,000	417,500
Plains Exploration & Production Co.
7.75%, 06/15/15	750,000	705,000
7.00%, 03/15/17	375,000	330,000
7.63%, 06/01/18	250,000	225,625
Range Resources Corp.
6.38%, 03/15/15	250,000	231,563
7.50%, 05/15/16	300,000	289,500
Regency Energy Partners LP, 9.38%, 06/01/16 (a)	225,000	218,813
SandRidge Energy, Inc. (a)
9.88%, 05/15/16	900,000	873,000
8.00%, 06/01/18	275,000	236,500
Southwestern Energy Co., 7.50%, 02/01/18 (a)	175,000	168,875

		11,591,937

Entertainment 1.0%
Cinemark USA, Inc., 8.63%, 06/15/19 (a)	975,000	967,687
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12* (a) (b) (c) (d)	675,000	10,125
Universal City Development Partners Ltd., 11.75%, 04/01/10	1,125,000	1,074,375
Universal City Florida Holding Co. I/II, 5.78%, 05/01/10 (d)	250,000	205,625

		2,257,812

Environmental 0.3%
Browning-Ferris Industries, Inc., 9.25%, 05/01/21	575,000	602,789

Financial Institutions 3.4%
Ford Motor Credit Co. LLC, 8.00%, 06/01/14	125,000	101,236
GMAC LLC (a)
6.88%, 09/15/11	4,242,000	3,754,170
7.00%, 02/01/12	348,000	298,584
8.00%, 11/01/31	690,000	489,900
Icahn Enterprises LP, 7.13%, 02/15/13	625,000	567,187
iPayment, Inc., 9.75%, 05/15/14	950,000	517,750
Lender Processing Services, Inc.,
8.13%, 07/01/16	975,000	960,375
Nuveen Investments, Inc., 10.50%, 11/15/15 (a)	1,775,000	1,233,625

		7,922,827

Food & Beverage 5.9%
ARAMARK Corp., 8.50%, 02/01/15	2,500,000	2,437,500
ASG Consolidated LLC, 11.50%, 11/01/11 (e)	1,175,000	1,081,000
B&G Foods, Inc.
8.00%, 10/01/11	1,100,000	1,097,250
12.00%, 10/30/16 (f)	277,420	241,147
Constellation Brands, Inc., 8.38%, 12/15/14	1,250,000	1,259,375
Dean Foods Co., 7.00%, 06/01/16	800,000	734,000
M-Foods Holdings, Inc., 9.75%, 10/01/13 (a)	650,000	628,875
Michael Foods, Inc., 8.00%, 11/15/13	1,201,000	1,176,980
Pilgrim’s Pride Corp., 8.38%, 05/01/17* (b)	1,150,000	879,750
Pinnacle Foods Finance LLC
9.25%, 04/01/15	925,000	841,750

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Food & Beverage (continued)

10.63%, 04/01/17	$650,000	$552,500
Reddy Ice Holdings, Inc., 10.50%, 11/01/12 (e)	1,300,000	812,500
Smithfield Foods, Inc.
7.75%, 05/15/13	575,000	474,375
10.00%, 07/15/14 (a)	200,000	198,500
7.75%, 07/01/17	900,000	659,250
Tyson Foods, Inc., 10.50%, 03/01/14 (a)	700,000	763,000

		13,837,752

Food & Staples Retailing 0.4%
Jitney-Jungle Stores of America, Inc., 10.38%, 09/15/07* (b) (c) (f)	100,000	0
SUPERVALU, Inc., 8.00%, 05/01/16	925,000	901,875

		901,875

Gaming 5.0%
Ameristar Casinos, Inc., 9.25%, 06/01/14 (a)	950,000	973,750
Fontainebleau Las Vegas Holdings LLC, 10.25%, 06/15/15* (a) (b)	975,000	41,438
Global Cash Access LLC, 8.75%, 03/15/12	1,025,000	953,250
Great Canadian Gaming Corp., 7.25%, 02/15/15 (a)	950,000	840,750
Harrahs Operating Escrow LLC, 11.25%, 06/01/17 (a)	600,000	570,000
Herbst Gaming, Inc.,
7.00%, 11/15/14 (b)	850,000	4,250
Indianapolis Downs LLC & Capital Corp., 11.00%, 11/01/12 (a)	1,450,000	1,131,000
Indianapolis Downs LLC & Capital Corp. PIK, 15.50%, 11/01/13 (a)	219,008	122,644
Jacobs Entertainment, Inc., 9.75%, 06/15/14	1,025,000	855,875
MGM Mirage, Inc.
8.38%, 02/01/11	700,000	563,500
13.00%, 11/15/13 (a)	150,000	165,000
5.88%, 02/27/14	1,300,000	841,750
10.38%, 05/15/14 (a)	125,000	130,313
7.50%, 06/01/16	1,350,000	882,562
11.13%, 11/15/17 (a)	200,000	213,000
Penn National Gaming, Inc., 6.75%, 03/01/15	500,000	457,500
San Pasqual Casino, 8.00%, 09/15/13 (a)	800,000	652,000
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (a)	1,020,000	617,100
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (a)	575,000	508,875
Wynn Las Vegas LLC, 6.63%, 12/01/14	1,275,000	1,128,375

		11,652,932

Healthcare 9.7%
Accellent, Inc., 10.50%, 12/01/13	1,050,000	895,125
AMR HoldCo, Inc., 10.00%, 02/15/15	825,000	841,500
Bausch & Lomb, Inc., 9.88%, 11/01/15	425,000	408,000
Bio-Rad Laboratories, Inc.
6.13%, 12/15/14	525,000	480,375
8.00%, 09/15/16 (a)	375,000	372,188
Biomet, Inc., 11.63%, 10/15/17	2,675,000	2,634,875
CRC Health Corp., 10.75%, 02/01/16	875,000	590,625
Fresenius US Finance II, Inc., 9.00%, 07/15/15 (a)	1,000,000	1,047,500
HCA, Inc.
9.25%, 11/15/16	1,275,000	1,259,062
9.88%, 02/15/17 (a)	1,050,000	1,065,750
7.50%, 11/06/33	650,000	373,750
HCA, Inc. PIK, 9.63%, 11/15/16	3,050,000	3,027,125
Inverness Medical Innovations, Inc., 9.00%, 05/15/16	675,000	654,750
National Mentor Holdings, Inc., 11.25%, 07/01/14	1,125,000	978,750
Omnicare, Inc.
6.13%, 06/01/13	250,000	227,500
6.88%, 12/15/15	950,000	862,125
Psychiatric Solutions, Inc., 7.75%, 07/15/15 (a)	225,000	207,000
United Surgical Partners International, Inc. PIK, 9.25%, 05/01/17	1,250,000	1,025,000
Universal Hospital Services, Inc., 4.64%, 06/01/15 (d)	375,000	303,750
Universal Hospital Services, Inc. PIK, 8.50%, 06/01/15	750,000	710,625
Vanguard Health Holding Co. I, 11.25%, 10/01/15 (e)	300,000	294,000

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Healthcare (continued)

Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	$975,000	$938,438
Ventas Realty LP
7.13%, 06/01/15	450,000	436,500
Series 1, 6.50%, 06/01/16	725,000	653,406
Viant Holdings, Inc., 10.13%, 07/15/17 (a)	1,410,000	1,113,900
VWR Funding, Inc. PIK, 10.25%, 07/15/15	1,825,000	1,450,875

		22,852,494

Industrial — Other 5.1%
ALH Finance LLC, 8.50%, 01/15/13	1,075,000	946,000
American Tire Distributors, Inc., 10.75%, 04/01/13	475,000	391,281
Baker & Taylor, Inc., 11.50%, 07/01/13 (a)	1,000,000	285,000
Baldor Electric Co., 8.63%, 02/15/17	500,000	465,000
Belden, Inc., 7.00%, 03/15/17	375,000	333,750
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	461,344
Education Management LLC, 10.25%, 06/01/16	1,675,000	1,645,687
ESCO Corp. (a)
4.50%, 12/15/13 (d)	250,000	196,563
8.63%, 12/15/13	500,000	435,000
General Cable Corp., 7.13%, 04/01/17	1,650,000	1,505,625
Hawk Corp., 8.75%, 11/01/14	625,000	622,656
Interface, Inc., 11.38%, 11/01/13 (a)	75,000	78,000
Interline Brands, Inc., 8.13%, 06/15/14	800,000	792,000
Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (a)	875,000	818,125
Koppers Holdings, Inc., 9.88%, 11/15/14 (e)	775,000	699,437
Mueller Water Products, Inc., 7.38%, 06/01/17	325,000	241,313
Sensus Metering Systems, Inc., 8.63%, 12/15/13	550,000	519,750
SPX Corp., 7.63%, 12/15/14	950,000	921,500
Valmont Industries, Inc., 6.88%, 05/01/14	525,000	510,563

		11,868,594

Lodging 0.6%
Host Hotels & Resorts LP
7.13%, 11/01/13	450,000	425,250
6.88%, 11/01/14	800,000	724,000
6.38%, 03/15/15	350,000	304,500

		1,453,750

Media — Cable 0.6%
Kabel Deutschland GmbH, 10.63%, 07/01/14	1,125,000	1,165,782
Videotron Ltee, 6.38%, 12/15/15	325,000	292,906

		1,458,688

Media — Non-Cable 8.7%
Affinity Group Holding, Inc. PIK, 10.88%, 02/15/12	869,758	352,252
Affinity Group, Inc., 9.00%, 02/15/12	425,000	291,125
CCH II LLC, 10.25%, 09/15/10*	525,000	556,500
CCO Holdings LLC, 8.75%, 11/15/13*	1,225,000	1,169,875
Dex Media West LLC, 9.88%, 08/15/13*	1,216,000	188,480
Dex Media, Inc., 9.00%, 11/15/13*	600,000	93,000
DirecTV Holdings LLC, 8.38%, 03/15/13	1,825,000	1,838,687
DISH DBS Corp., 6.63%, 10/01/14	1,750,000	1,618,750
Fox Acquisition Sub LLC, 13.38%, 07/15/16 (a)	850,000	388,875
Idearc, Inc., 8.00%, 11/15/16*	1,375,000	42,969
Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	2,800,000	2,870,000
Interpublic Group Cos., Inc., 10.00%, 07/15/17 (a)	650,000	658,125
Lamar Media Corp.
7.25%, 01/01/13	200,000	191,250
9.75%, 04/01/14 (a)	100,000	103,875
6.63%, 08/15/15	1,350,000	1,147,500
Series C, 6.63%, 08/15/15	375,000	318,750

8 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Media — Non-Cable (continued)

MediMedia USA, Inc., 11.38%, 11/15/14 (a)	$1,650,000	$998,250
Newport Television LLC PIK, 13.00%, 03/15/17 (a)	1,150,000	97,750
Nexstar Broadcasting, Inc., 7.00%, 01/15/14	204,000	75,990
Nexstar Broadcasting, Inc. PIK, 7.00%, 01/15/14 (a) (e)	915,468	265,486
Nielsen Finance Co. LLC
11.63%, 02/01/14 (a)	1,000,000	997,500
11.50%, 05/01/16 (a)	350,000	342,125
0.00%, 08/01/16 (e)	275,000	178,062
Quebecor Media, Inc., 7.75%, 03/15/16	1,025,000	934,031
Rainbow National Services LLC, 10.38%, 09/01/14 (a)	1,675,000	1,744,094
Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17	1,525,000	76,250
RH Donnelley Corp. (b)
8.88%, 01/15/16	775,000	43,594
8.88%, 10/15/17	1,250,000	70,313
SGS International, Inc., 12.00%, 12/15/13	1,675,000	1,105,500
Truvo Subsidiary Corp., 8.38%, 12/01/14 (a)	1,250,000	271,875
Univision Communications, Inc., 12.00%, 07/01/14 (a)	125,000	123,437
Univision Communications, Inc. PIK, 9.75%, 03/15/15 (a)	975,000	572,812
XM Satellite Radio, Inc. (a)
11.25%, 06/15/13	75,000	74,813
13.00%, 08/01/13	775,000	634,531

		20,436,426

Metals & Mining 0.7%
Aleris International, Inc., 10.00%, 12/15/16 (b)	475,000	12,469
Aleris International, Inc. PIK, 9.00%, 12/15/14 (b)	600,000	9,750
Compass Minerals International, Inc., 8.00%, 06/01/19 (a)	350,000	348,687
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	1,175,000	1,185,479

		1,556,385

Packaging 2.0%
Berry Plastics Corp., 8.88%, 09/15/14	1,025,000	868,687
Crown Americas LLC
7.75%, 11/15/15	775,000	761,438
7.63%, 05/15/17 (a)	750,000	727,500
Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	800,000	808,000
Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16 (a)	650,000	633,750
Rock-Tenn Co.
9.25%, 03/15/16	125,000	127,813
9.25%, 03/15/16 (a)	775,000	792,437
Russell-Stanley Holdings, Inc., 9.00%, 11/30/08* (a) (b) (c) (f)	14,589	0

		4,719,625

Paper 1.8%
Clearwater Paper Corp., 10.63%, 06/15/16 (a)	225,000	230,625
Georgia-Pacific LLC, 8.25%, 05/01/16 (a)	1,000,000	975,000
Graphic Packaging International, Inc.
9.50%, 08/15/13	1,800,000	1,728,000
9.50%, 06/15/17 (a)	175,000	173,250
NewPage Corp.
10.00%, 05/01/12	500,000	242,500
12.00%, 05/01/13	1,125,000	320,625
Sealed Air Corp., 7.88%, 06/15/17 (a)	200,000	198,504
Solo Cup Co., 10.50%, 11/01/13 (a)	125,000	125,937
Verso Paper Holdings LLC, 11.50%, 07/01/14 (a)	200,000	184,000

		4,178,441

Restaurants 0.9%
Dave & Buster’s, Inc., 11.25%, 03/15/14	575,000	529,000
NPC International, Inc., 9.50%, 05/01/14	1,150,000	1,052,250
Seminole Hard Rock Entertainment, Inc., 3.13%, 03/15/14 (a) (d)	900,000	625,500

		2,206,750

Retailers 3.0%
Dollar General Corp. PIK, 11.88%, 07/15/17	1,400,000	1,519,000
General Nutrition Centers, Inc., 6.40%, 03/15/14 (d)	1,775,000	1,428,875

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Retailers (continued)

JC Penney Corp., Inc., 7.40%, 04/01/37	$350,000	$276,916
Limited Brands, Inc., 8.50%, 06/15/19 (a)	375,000	359,871
Macy’s Retail Holdings, Inc.
6.65%, 07/15/24	150,000	99,539
7.00%, 02/15/28	225,000	165,390
6.90%, 04/01/29	275,000	193,424
6.90%, 01/15/32	125,000	82,175
NBC Acquisition Corp., 11.00%, 03/15/13 (e)	1,000,000	255,000
Nebraska Book Co., Inc., 8.63%, 03/15/12	1,475,000	1,069,375
Penske Auto Group, Inc., 7.75%, 12/15/16	650,000	528,125
Yankee Acquisition Corp., 9.75%, 02/15/17	1,350,000	1,059,750

		7,037,440

Services 2.1%
Ceridian Corp., 11.25%, 11/15/15	1,050,000	883,312
KAR Holdings, Inc., 10.00%, 05/01/15	1,700,000	1,402,500
West Corp.
9.50%, 10/15/14	1,575,000	1,386,000
11.00%, 10/15/16	1,550,000	1,302,000

		4,973,812

Specialty Retail 0.9%
Phillips-Van Heusen Corp., 8.13%, 05/01/13	875,000	864,063
Sally Holdings LLC, 10.50%, 11/15/16	1,150,000	1,144,250
U.S. Office Products Co., 9.75%, 12/31/49 (b) (c) (f)*	455,359	0

		2,008,313

Technology 4.2%
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	855,250
Compucom Systems, Inc., 12.50%, 10/01/15 (a)	1,450,000	1,212,563
First Data Corp., 9.88%, 09/24/15	875,000	625,625
Freescale Semiconductor, Inc., 8.88%, 12/15/14	875,000	446,250
Freescale Semiconductor, Inc. PIK, 9.13%, 12/15/14	682,093	255,785
Open Solutions, Inc., 9.75%, 02/01/15 (a)	975,000	404,625
Serena Software, Inc., 10.38%, 03/15/16	975,000	780,000
Smart Modular Technologies WWH, Inc., 6.71%, 04/01/12 (d)	405,000	354,375
SS&C Technologies, Inc., 11.75%, 12/01/13	1,000,000	985,000
SunGard Data Systems, Inc.
9.13%, 08/15/13	1,270,000	1,206,500
10.63%, 05/15/15 (a)	225,000	221,625
10.25%, 08/15/15	1,650,000	1,532,437
Terremark Worldwide, Inc., 12.00%, 06/15/17 (a)	775,000	747,875
Unisys Corp., 12.50%, 01/15/16	600,000	357,000

		9,984,910

Textiles, Apparel & Luxury Goods 0.0% (b) (c) (f)
Glenoit Corp. 0.00%, 12/31/49*	125,000	0

Tobacco 0.4%
Alliance One International, Inc., 10.00%, 07/15/16 (a)	725,000	690,562
Reynolds American, Inc., 7.75%, 06/01/18	375,000	361,583

		1,052,145

Transportation 1.6%
CEVA Group PLC, 10.00%, 09/01/14 (a)	1,100,000	753,500
Hertz Corp. (The)
8.88%, 01/01/14	700,000	647,500
10.50%, 01/01/16	1,050,000	939,750
Holt Group, Inc. (The), 9.75%, 01/15/06* (b) (c) (f)	50,000	0
Kansas City Southern Railway, 8.00%, 06/01/15	375,000	350,625
Kansas City Southern Railway Co., 13.00%, 12/15/13	400,000	442,000
Stena AB, 7.50%, 11/01/13	825,000	699,187

		3,832,562

Utility — Electric 3.3%
Dynegy Holdings, Inc., 7.75%, 06/01/19	1,325,000	1,038,469
Edison Mission Energy, 7.75%, 06/15/16	1,125,000	922,500
Energy Future Holdings Corp., 10.88%, 11/01/17	250,000	183,750

10 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Utility — Electric (continued)

FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19 (a)	$321,566	$313,215
Intergen NV, 9.00%, 06/30/17 (a)	700,000	666,750
NRG Energy, Inc.
7.38%, 02/01/16	1,100,000	1,043,625
7.38%, 01/15/17	1,075,000	1,015,875
NV Energy, Inc., 6.75%, 08/15/17	800,000	728,665
Teco Finance, Inc., 6.75%, 05/01/15	150,000	144,678
Texas Competitive Electric Holdings Co. LLC
Series A, 10.25%, 11/01/15	2,225,000	1,396,187
Series B, 10.25%, 11/01/15	500,000	313,750

		7,767,464

Utility — Natural Gas 4.3%
Amerigas Partners LP, 7.25%, 05/20/15	775,000	730,438
AmeriGas Partners LP, 7.13%, 05/20/16	875,000	805,000
Holly Energy Partners LP, 6.25%, 03/01/15	1,475,000	1,279,562
Inergy LP, 6.88%, 12/15/14	1,750,000	1,601,250
MarkWest Energy Partners LP, 8.75%, 04/15/18	1,525,000	1,326,750
Pacific Energy Partners LP, 6.25%, 09/15/15	150,000	144,059
Regency Energy Partners LP, 8.38%, 12/15/13	1,150,000	1,115,500
Southern Star Central Corp., 6.75%, 03/01/16	600,000	537,750
Tennessee Gas Pipeline Co., 8.38%, 06/15/32	1,675,000	1,830,326
Williams Cos., Inc. (The), 7.88%, 09/01/21	750,000	740,175

		10,110,810

Wireless Communications 5.0%
CC Holdings GS V LLC, 7.75%, 05/01/17 (a)	775,000	759,500
Centennial Communications Corp., 6.96%, 01/01/13 (d)	1,200,000	1,200,000
Digicel Group Ltd., 8.88%, 01/15/15 (a)	1,075,000	897,625
Digicel Group Ltd. PIK, 9.13%, 01/15/15 (a)	896,000	748,160
Digicel Ltd., 9.25%, 09/01/12 (a)	925,000	901,875
Digicel SA, 12.00%, 04/01/14 (a)	300,000	298,500
MetroPCS Wireless, Inc.
9.25%, 11/01/14	2,025,000	2,022,469
9.25%, 11/01/14 (a)	200,000	199,000
Nextel Communications, Inc., 7.38%, 08/01/15	1,675,000	1,344,187
Sprint Capital Corp., 6.90%, 05/01/19	3,075,000	2,559,937
Sprint Nextel Corp., 6.00%, 12/01/16	1,125,000	925,313

		11,856,566

Wireline Communications 1.2%
Qwest Corp.
8.88%, 03/15/12	700,000	708,750
8.38%, 05/01/16 (a)	1,400,000	1,358,000
Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	650,000	637,493

		2,704,243

Total Corporate Bonds (cost $245,698,999)		213,279,767

Convertible Corporate Bonds 0.6% (e)

Services 0.6%
School Specialty, Inc., 3.75%, 08/01/23	1,475,000	1,397,562

Total Convertible Corporate Bonds (cost $1,215,280)		1,397,562

Common Stocks 0.0%

	Shares	Market Value

Consumer Goods 0.0% (a) (b) (f)
Sleepmaster LLC Membership Units*	185	0

		0

Media 0.0%
Virgin Media, Inc.	5,650	52,828

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Wireless Telecommunication Services 0.0% (b) (c) (f)
Pegasus Satellite Communications, Inc.*	15,640	$0

Total Common Stocks (cost $488,702)		52,828

Warrants 0.0%

Media 0.0%
Sirius XM Radio, Inc., expiring 03/15/10*	300	60

Media — Non-Cable 0.0% (b) (c) (f)
Ziff Davis Media, Inc., expiring 08/12/12*	2,200	0

Total Warrants (cost $40,690)		60

Preferred Stocks 0.1%

Financial Institutions 0.1% (a)
Preferred Blocker, Inc., 7.00%, 17.11%	678	291,625

Media — Non-Cable 0.0% (b) (c) (f)*
Ziff Davis Holdings, Inc. 0.00%	12	0

Total Preferred Stocks (cost $328,382)		291,625

Yankee Dollars 3.0%

	Principal Amount	Market Value

Lodging 0.4%
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	$875,000	768,906
7.25%, 06/15/16	300,000	238,500

		1,007,406

Media — Non-Cable 1.4%
Intelsat Intermediate Holding Co. Ltd. 0.00%, 02/01/15 (e)	2,450,000	2,205,000
Videotron Ltee, 9.13%, 04/15/18 (a)	200,000	204,250
Virgin Media Finance PLC, 9.50%, 08/15/16	950,000	940,500

		3,349,750

Metals & Mining 0.7% (a)
Teck Resources Ltd.
9.75%, 05/15/14	$275,000	$284,899
10.25%, 05/15/16	1,000,000	1,048,787
10.75%, 05/15/19	325,000	349,913

		1,683,599

Technology 0.5%
Seagate Technology HDD Holdings, 6.80%, 10/01/16	975,000	840,937
Seagate Technology International, 10.00%, 05/01/14 (a)	250,000	259,063

		1,100,000

Total Yankee Dollars (cost $7,202,032)		7,140,755

Repurchase Agreements 4.0%

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $6,220,343, collateralized by U.S. Government Agency Mortgage ranging from 4.50%-5.00%, maturing 02/15/39-06/20/39; total market value of $6,344,735	6,220,328	6,220,328
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $3,045,234, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09-12/01/09; total market value of $3,106,135	3,045,230	3,045,230

Total Repurchase Agreements (cost $9,265,558)		9,265,558

Total Investments (cost $264,239,643) (g) — 98.5%		231,428,155

Other assets in excess of liabilities — 1.5%		3,556,305

NET ASSETS — 100.0%		$234,984,460

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate

12 Semiannual Report 2009

value of these securities at June 30, 2009 was $54,283,800 which represents 23.10% of net assets.

(b)	Security in default.

(c)	Illiquid security.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2009.

(f)	Fair Valued Security.

(g)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd	Limited

NV	Public Traded Company

PIK	Paid-In-Kind

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Federated NVIT
High Income
Bond Fund

Assets:
Investments, at value (cost $254,974,085)	$222,162,597
Repurchase agreements, at value and cost	9,265,558

Total Investments	231,428,155

Cash	29,313
Interest and dividends receivable	5,228,336
Receivable for capital shares issued	223,373
Receivable for investments sold	329,750
Prepaid expenses and other assets	2,405

Total Assets	237,241,332

Liabilities:
Payable for investments purchased	1,899,108
Interest payable	14,625
Payable for capital shares redeemed	138,554
Accrued expenses and other payables:
Investment advisory fees	130,742
Fund administration fees	9,031
Administrative services fees	30,758
Custodian fees	3,057
Compliance program costs (Note 3)	1,812
Professional fees	8,358
Printing fees	17,688
Other	3,139

Total Liabilities	2,256,872

Net Assets	$234,984,460

Represented by:
Capital	$290,512,402
Accumulated undistributed net investment income	678,474
Accumulated net realized losses from investment transactions	(23,394,928)
Net unrealized appreciation/(depreciation) from investments	(32,811,488)

Net Assets	$234,984,460

Net Assets:
Class I Shares	$74,870,363
Class III Shares	160,114,097

Total	$234,984,460

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,954,297
Class III Shares	27,738,142

Total	40,692,439

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$5.78
Class III Shares	$5.77

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Federated NVIT
High Income
Bond Fund

INVESTMENT INCOME:
Interest income	$11,262,272
Dividend income	18,853

Total Income	11,281,125

EXPENSES:
Investment advisory fees	649,101
Fund administration fees	45,840
Administrative services fees Class I Shares	50,847
Administrative services fees Class III Shares	90,654
Custodian fees	6,843
Trustee fees	3,186
Compliance program costs (Note 3)	1,342
Professional fees	15,814
Printing fees	20,741
Other	22,256

Total expenses before earnings credit	906,624
Earnings credit (Note 5)	(208)

Net Expenses	906,416

NET INVESTMENT INCOME	10,374,709

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(7,093,426)
Net change in unrealized appreciation/(depreciation) from investments	36,934,879

Net realized/unrealized gains from investments	29,841,453

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$40,216,162

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$10,374,709	$16,336,096
Net realized losses from investment transactions	(7,093,426)	(4,362,143)
Net change in unrealized appreciation/(depreciation) from investments	36,934,879	(63,141,486)

Change in net assets resulting from operations	40,216,162	(51,167,533)

Distributions to Shareholders From:
Net investment income:
Class I	(3,789,040)	(8,567,200)
Class III	(6,283,724)	(7,684,229)

Change in net assets from shareholder distributions	(10,072,764)	(16,251,429)

Change in net assets from capital transactions	47,500,180	(6,362,556)

Change in net assets	77,643,578	(73,781,518)

Net Assets:
Beginning of period	157,340,882	231,122,400

End of period	$234,984,460	$157,340,882

Accumulated undistributed net investment income at end of period	$678,474	$376,529

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,200,530	$11,480,902
Dividends reinvested	3,789,040	8,567,200
Cost of shares redeemed	(10,242,719)	(38,662,689)

Total Class I	(1,253,149)	(18,614,587)

Class III Shares
Proceeds from shares issued	100,029,513	87,443,490
Dividends reinvested	6,283,724	7,684,229
Cost of shares redeemed (a)	(57,559,908)	(82,875,688)

Total Class III	48,753,329	12,252,031

Change in net assets from capital transactions	$47,500,180	$(6,362,556)

SHARE TRANSACTIONS:
Class I Shares
Issued	964,869	1,687,151
Reinvested	718,490	1,354,258
Redeemed	(1,950,376)	(5,679,812)

Total Class I Shares	(267,017)	(2,638,403)

Class III Shares
Issued	19,205,313	14,576,147
Reinvested	1,168,744	1,213,273
Redeemed	(11,033,344)	(11,813,824)

Total Class III Shares	9,340,713	3,975,596

Total change in shares	9,073,696	1,337,193

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$4.98	0.30	0.80	1.10	(0.30)	(0.30)	–	$5.78	22.57%	$74,870,363	0.96%	11.12%	0.96%	24.35%
Year Ended December 31, 2008	$7.64	0.62	(2.66)	(2.04)	(0.62)	(0.62)	–	$4.98	(28.13%)	$65,854,240	0.90%	8.80%	0.90%	30.09%
Year Ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.64	3.13%	$121,100,406	0.95%	7.24%	0.95%	42.02%
Year Ended December 31, 2006	$7.77	0.60	0.19	0.79	(0.58)	(0.58)	–	$7.98	10.60%	$155,024,233	0.94%	7.38%	0.94%	42.91%
Year Ended December 31, 2005	$8.20	0.64	(0.46)	0.18	(0.61)	(0.61)	–	$7.77	2.38%	$181,905,380	0.96%	7.35%	0.96%	37.06%
Year Ended December 31, 2004	$8.02	0.60	0.18	0.78	(0.60)	(0.60)	–	$8.20	10.10%	$302,284,576	0.94%	7.46%	0.94%	61.24%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$4.97	0.30	0.80	1.10	(0.30)	(0.30)	–	$5.77	22.60%	$160,114,097	0.96%	10.92%	0.96%	24.35%
Year Ended December 31, 2008	$7.63	0.62	(2.67)	(2.05)	(0.61)	(0.61)	–	$4.97	(28.24%)	$91,486,642	1.04%	8.61%	1.04%	30.09%
Year Ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.63	3.17%	$110,021,994	0.91%	7.28%	0.91%	42.02%
Year Ended December 31, 2006	$7.76	0.57	0.22	0.79	(0.58)	(0.58)	–	$7.97	10.60%	$103,857,357	0.96%	7.37%	0.96%	42.91%
Period Ended December 31, 2005 (e)	$7.83	0.39	0.01	0.40	(0.47)	(0.47)	–	$7.76	5.14%	$63,264,112	0.95%	7.23%	0.95%	37.06%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 28, 2005 (commencement of operations) through December 31, 2005.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 17

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

18 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
		Significant	Level 3 — Significant
	Level 1 — Quoted	Observable	Unobservable
Asset Type	Prices	Inputs	Inputs	Total

Corporate Bonds	$—	$213,279,767	$—	$213,279,767

Convertible Corporate Bonds	—	1,397,562	—	1,397,562

Common Stocks	52,828	—	—	52,828

Warrants	60	—	—	60

Preferred Stocks	—	291,625	—	291,625

Yankee Dollars	—	7,140,755	—	7,140,755

Repurchase Agreements	—	9,265,558	—	9,265,558

Total	$52,888	$231,375,267	$—	$231,428,155

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Federated NVIT
High Income
Bond Fund
Preferred
Stocks

Balance as of 12/31/2008	$328,381

Accrued Accretion/ (Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	—

Net Purchase/(Sales)	—

Transfers In/(Out) of Level 3	(328,381)

Balance as of 06/30/2009	$—

–	Amounts designated as “–” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

20 Semiannual Report 2009

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Federated Investment Management Company (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $251,303 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

22 Semiannual Report 2009

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class III shares of the Fund.

For the six months ended June 30, 2009, NFS received $128,916 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,342.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $148,192 from Class III.

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $110,638,159 and sales of $42,788,227 (excluding short-term securities).

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

24 Semiannual Report 2009

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation/
Securities	Appreciation	Depreciation	(Depreciation)

$265,675,913	$6,189,983	$(40,437,741)	(34,247,758)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

26 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Federated Investment Management Company, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class I shares for each of the one- and five-year periods ended September 30, 2008 was in the fourth quintile of the peer group, while the Fund’s performance for Class I shares for the three-year period ended September 30, 2008 was in the third quintile and slightly above the median of its peer group. The Trustees noted that for each of the one- and three-year periods ended September 30, 2008, the Fund outperformed its benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index. For the five-year period ended September 30, 2008, the Trustees noted that the Fund underperformed its benchmark.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class I shares were in the fifth quintile of its peer group. The Trustees noted, however, that the Fund’s total expenses were in the third quintile, but only slightly above the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the advisory fee schedule includes breakpoints, and that the first breakpoint has been reached. The Trustees concluded that the shareholders of the Fund have appropriately benefited from economies of scale under the proposed advisory fee schedule, in light of such breakpoints.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 27

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

28 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2008 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in Fund	Other
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

30 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in Fund	Other
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 31

NVIT S&P 500 Index Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-S&P (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT S&P 500 Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT S&P 500 Index Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class IV	Actual		1,000.00	1,030.00	1.73	0.34
	Hypothetical	[b]	1,000.00	1,023.09	1.73	0.34

Class Y	Actual		1,000.00	1,030.60	1.16	0.23
	Hypothetical	[b]	1,000.00	1,023.65	1.15	0.23

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT S&P 500 Index Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	99.1%
Repurchase Agreements	1.8%
Liabilities in excess of other assets	(0	.9)%

	100.0%

Top Industries

Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	7.4%
Computers & Peripherals	5.4%
Software	4.2%
Diversified Financial Services	3.7%
Diversified Telecommunication Services	3.1%
Food & Staples Retailing	3.0%
Capital Markets	3.0%
Aerospace & Defense	2.8%
Communications Equipment	2.7%
Other Industries*	54.2%

100.0%

Top Holdings

Exxon Mobil Corp.	4.2%
Microsoft Corp.	2.2%
Johnson & Johnson	1.9%
Procter & Gamble Co. (The)	1.8%
AT&T, Inc.	1.8%
International Business Machines Corp.	1.7%
JPMorgan Chase & Co.	1.6%
Chevron Corp.	1.6%
Apple, Inc.	1.6%
General Electric Co.	1.5%
Other Holdings*	80.1%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 2.8%
Boeing Co.	162,350	$6,899,875
General Dynamics Corp.	86,870	4,811,729
Goodrich Corp.	28,161	1,407,205
Honeywell International, Inc.	165,256	5,189,038
ITT Corp.	40,001	1,780,044
L-3 Communications Holdings, Inc.	26,854	1,863,131
Lockheed Martin Corp.	74,165	5,981,407
Northrop Grumman Corp.	73,654	3,364,515
Precision Castparts Corp.	30,832	2,251,661
Raytheon Co. (a)	90,109	4,003,543
Rockwell Collins, Inc.	34,824	1,453,206
United Technologies Corp.	210,647	10,945,218

		49,950,572

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	38,450	2,005,167
Expeditors International of Washington, Inc.	48,100	1,603,654
FedEx Corp.	70,078	3,897,738
United Parcel Service, Inc., Class B	222,840	11,139,772

		18,646,331

Airline 0.1%
Southwest Airlines Co.	167,680	1,128,486

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	55,343	623,162
Johnson Controls, Inc.	133,888	2,908,048

		3,531,210

Automobiles 0.3%
Ford Motor Co.*	714,207	4,335,236
Harley-Davidson, Inc. (a)	52,956	858,417

		5,193,653

Beverages 2.6%
Brown-Forman Corp., Class B	20,173	867,035
Coca-Cola Co. (The)	445,134	21,361,981
Coca-Cola Enterprises, Inc.	69,880	1,163,502
Constellation Brands, Inc., Class A*	42,276	536,060
Dr Pepper Snapple Group, Inc.*	55,000	1,165,450
Molson Coors Brewing Co., Class B	32,982	1,396,128
Pepsi Bottling Group, Inc.	29,901	1,011,850
PepsiCo, Inc.	348,437	19,150,097

		46,652,103

Biotechnology 1.9%
Amgen, Inc.*	226,311	11,980,904
Biogen Idec, Inc.*	66,238	2,990,646
Celgene Corp.*	103,303	4,942,016
Cephalon, Inc.*	15,700	889,405
Genzyme Corp.*	61,197	3,406,837
Gilead Sciences, Inc.*	202,597	9,489,643

		33,699,451

Building Products 0.0%
Masco Corp.	79,860	765,059

Capital Markets 3.0%
Ameriprise Financial, Inc.	58,201	1,412,538
Bank of New York Mellon Corp. (The)	267,298	7,834,504
Charles Schwab Corp. (The)	210,226	3,687,364
E*Trade Financial Corp.* (a)	278,884	356,972
Federated Investors, Inc., Class B	19,633	472,959
Franklin Resources, Inc.	34,196	2,462,454
Goldman Sachs Group, Inc. (The)	112,544	16,593,487
Invesco Ltd.	89,700	1,598,454
Janus Capital Group, Inc.	36,362	414,527
Legg Mason, Inc.	32,697	797,153
Morgan Stanley	302,209	8,615,979
Northern Trust Corp.	53,844	2,890,346
State Street Corp.	109,221	5,155,231
T. Rowe Price Group, Inc.	57,714	2,404,942

		54,696,910

Chemicals 1.8%
Air Products & Chemicals, Inc.	46,115	2,978,568
CF Industries Holdings, Inc.	10,500	778,470
Dow Chemical Co. (The)	237,981	3,841,013
E.I. Du Pont de Nemours & Co.	202,734	5,194,045
Eastman Chemical Co.	15,906	602,837
Ecolab, Inc.	37,557	1,464,347
International Flavors & Fragrances, Inc.	14,873	486,645
Monsanto Co.	122,006	9,069,926
PPG Industries, Inc.	37,295	1,637,251
Praxair, Inc.	67,539	4,799,997
Sigma-Aldrich Corp.	27,209	1,348,478

		32,201,577

Commercial Banks 2.7%
BB&T Corp.	144,492	3,175,934
Comerica, Inc.	34,540	730,521
Fifth Third Bancorp	156,425	1,110,618
First Horizon National Corp.*	49,163	589,952
Huntington Bancshares, Inc.	118,318	494,569
KeyCorp	167,781	879,172
M&T Bank Corp. (a)	17,760	904,517
Marshall & Ilsley Corp.	76,655	367,944
PNC Financial Services Group, Inc.	102,878	3,992,695
Regions Financial Corp.	263,731	1,065,473
SunTrust Banks, Inc.	107,476	1,767,980
U.S. Bancorp	425,840	7,631,053

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)

Wells Fargo & Co.	1,040,910	$25,252,477
Zions Bancorporation (a)	27,057	312,779

		48,275,684

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	23,054	592,027
Cintas Corp.	28,931	660,784
Iron Mountain, Inc.*	38,900	1,118,375
Pitney Bowes, Inc.	45,425	996,170
Republic Services, Inc.	72,999	1,781,906
RR Donnelley & Sons Co.	44,533	517,473
Stericycle, Inc.*	18,800	968,764
Waste Management, Inc.	110,842	3,121,311

		9,756,810

Communications Equipment 2.7%
Ciena Corp.* (a)	21,276	220,207
Cisco Systems, Inc.*	1,289,387	24,034,174
Harris Corp.	29,400	833,784
JDS Uniphase Corp.*	45,693	261,364
Juniper Networks, Inc.*	117,599	2,775,336
Motorola, Inc.	502,519	3,331,701
QUALCOMM, Inc.	370,035	16,725,582
Tellabs, Inc.*	85,585	490,402

		48,672,550

Computers & Peripherals 5.4%
Apple, Inc.*	199,461	28,409,230
Dell, Inc.*	388,913	5,339,775
EMC Corp.*	444,700	5,825,570
Hewlett-Packard Co.	533,429	20,617,031
International Business Machines Corp.	295,426	30,848,383
Lexmark International, Inc., Class A*	18,077	286,520
NetApp, Inc.*	74,847	1,475,983
QLogic Corp.*	28,153	356,980
SanDisk Corp.*	51,482	756,271
Sun Microsystems, Inc.*	161,107	1,485,407
Teradata Corp.*	38,100	892,683
Western Digital Corp.*	50,700	1,343,550

		97,637,383

Construction & Engineering 0.2%
Fluor Corp.	40,966	2,101,146
Jacobs Engineering Group, Inc.*	27,100	1,140,639
Quanta Services, Inc.*	44,400	1,026,972

		4,268,757

Construction Materials 0.1%
Vulcan Materials Co.	26,777	1,154,089

Consumer Finance 0.6%
American Express Co.	263,128	6,115,095
Capital One Financial Corp.	102,622	2,245,369
Discover Financial Services	109,332	1,122,839
SLM Corp.*	101,295	1,040,300

		10,523,603

Containers & Packaging 0.2%
Ball Corp.	20,814	939,960
Bemis Co., Inc.	21,639	545,303
Owens-Illinois, Inc.*	36,200	1,013,962
Pactiv Corp.*	30,183	655,877
Sealed Air Corp.	34,287	632,595

		3,787,697

Distributors 0.1%
Genuine Parts Co.	35,128	1,178,896

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A*	24,247	1,724,447
DeVry, Inc.	14,000	700,560
H&R Block, Inc.	77,050	1,327,571

		3,752,578

Diversified Financial Services 3.7%
Bank of America Corp.	1,808,000	23,865,600
CIT Group, Inc.	78,381	168,519
Citigroup, Inc. (a)	1,214,343	3,606,599
CME Group, Inc.	14,663	4,561,806
IntercontinentalExchange, Inc.*	15,800	1,804,992
JPMorgan Chase & Co.	872,144	29,748,832
Leucadia National Corp.*	39,926	842,039
Moody’s Corp.	43,203	1,138,399
Nasdaq OMX Group, Inc. (The)*	30,300	645,693
NYSE Euronext	58,500	1,594,125

		67,976,604

Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,318,926	32,762,122
CenturyTel, Inc.	23,268	714,328
Embarq Corp.	29,654	1,247,247
Frontier Communications Corp.	65,137	465,078
Qwest Communications International, Inc. (a)	323,446	1,342,301
Verizon Communications, Inc.	635,961	19,543,081
Windstream Corp.	97,805	817,650

		56,891,807

Electric Utilities 2.3%
Allegheny Energy, Inc.	37,306	956,899
American Electric Power Co., Inc.	105,176	3,038,535
Duke Energy Corp.	288,363	4,207,216
Edison International	73,769	2,320,773
Entergy Corp.	42,792	3,317,236
Exelon Corp.	145,627	7,457,559

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Electric Utilities (continued)

FirstEnergy Corp.	68,834	$2,667,317
FPL Group, Inc.	90,180	5,127,635
Northeast Utilities	34,900	778,619
Pepco Holdings, Inc.	56,300	756,672
Pinnacle West Capital Corp.	22,710	684,706
PPL Corp.	82,627	2,723,386
Progress Energy, Inc.	62,366	2,359,306
Southern Co. (The)	174,788	5,446,394

		41,842,253

Electrical Equipment 0.4%
Cooper Industries Ltd., Class A	37,538	1,165,555
Emerson Electric Co.	166,351	5,389,773
Rockwell Automation, Inc.	32,252	1,035,934

		7,591,262

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc.*	77,465	1,573,314
Amphenol Corp., Class A	38,800	1,227,632
Corning, Inc.	344,694	5,535,786
FLIR Systems, Inc.*	33,200	748,992
Jabil Circuit, Inc.	42,197	313,102
Molex, Inc.	26,686	414,967

		9,813,793

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	69,638	2,537,609
BJ Services Co.	66,671	908,726
Cameron International Corp.*	49,200	1,392,360
Diamond Offshore Drilling, Inc.	15,800	1,312,190
ENSCO International, Inc.	32,302	1,126,371
FMC Technologies, Inc.*	28,500	1,071,030
Halliburton Co.	201,677	4,174,714
Nabors Industries Ltd.*	64,280	1,001,482
National Oilwell Varco, Inc.*	93,968	3,068,995
Rowan Cos., Inc.	26,172	505,643
Schlumberger Ltd.	267,448	14,471,611
Smith International, Inc.	49,708	1,279,981

		32,850,712

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	97,426	4,452,368
CVS Caremark Corp.	325,496	10,373,557
Kroger Co. (The)	147,099	3,243,533
Safeway, Inc.	94,376	1,922,439
SUPERVALU, Inc.	46,659	604,234
SYSCO Corp.	129,835	2,918,691
Wal-Mart Stores, Inc.	498,932	24,168,266
Walgreen Co.	221,604	6,515,158
Whole Foods Market, Inc.* (a)	32,066	608,613

		54,806,859

Food Products 1.8%
Archer-Daniels-Midland Co.	141,186	3,779,549
Campbell Soup Co.	45,120	1,327,430
ConAgra Foods, Inc.	101,216	1,929,177
Dean Foods Co.*	39,086	750,060
General Mills, Inc.	73,801	4,134,332
H.J. Heinz Co.	71,071	2,537,235
Hershey Co. (The)	36,545	1,315,620
Hormel Foods Corp.	15,400	531,916
J.M. Smucker Co. (The)	26,100	1,270,026
Kellogg Co.	57,014	2,655,142
Kraft Foods, Inc., Class A	329,899	8,359,641
McCormick & Co., Inc., Non-Voting Shares	26,195	852,123
Sara Lee Corp.	153,266	1,495,876
Tyson Foods, Inc., Class A	65,524	826,258

		31,764,385

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	135,574	7,179,999
Becton, Dickinson & Co.	52,787	3,764,241
Boston Scientific Corp.*	330,435	3,350,611
C.R. Bard, Inc.	21,923	1,632,167
DENTSPLY International, Inc.	32,700	998,004
Hospira, Inc.*	33,874	1,304,827
Intuitive Surgical, Inc.* (a)	8,824	1,444,136
Medtronic, Inc.	250,302	8,733,037
St. Jude Medical, Inc.*	78,044	3,207,608
Stryker Corp.	52,508	2,086,668
Varian Medical Systems, Inc.*	28,376	997,133
Zimmer Holdings, Inc.*	49,564	2,111,426

		36,809,857

Health Care Providers & Services 2.2%
Aetna, Inc.	102,151	2,558,883
AmerisourceBergen Corp.	69,218	1,227,927
Cardinal Health, Inc.	79,300	2,422,615
CIGNA Corp.	59,648	1,436,920
Coventry Health Care, Inc.*	32,743	612,621
DaVita, Inc.*	22,900	1,132,634
Express Scripts, Inc.*	61,008	4,194,300
Humana, Inc.*	38,314	1,236,010
Laboratory Corp. of America Holdings*	24,623	1,669,193
McKesson Corp.	61,793	2,718,892
Medco Health Solutions, Inc.*	109,796	5,007,796
Patterson Cos., Inc.*	20,775	450,817
Quest Diagnostics, Inc.	34,360	1,938,935
Tenet Healthcare Corp.*	81,463	229,726
UnitedHealth Group, Inc.	263,393	6,579,557
WellPoint, Inc.*	109,843	5,589,910

		39,006,736

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Technology 0.0%
IMS Health, Inc.	35,754	$454,076

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	98,582	2,540,458
Darden Restaurants, Inc.	31,012	1,022,776
International Game Technology	65,115	1,035,328
Marriott International, Inc., Class A	66,849	1,475,365
McDonald’s Corp.	246,659	14,180,426
Starbucks Corp.*	165,677	2,301,253
Starwood Hotels & Resorts Worldwide, Inc.	41,608	923,698
Wyndham Worldwide Corp.	41,287	500,398
Wynn Resorts Ltd.* (a)	15,300	540,090
Yum! Brands, Inc.	103,579	3,453,324

		27,973,116

Household Durables 0.4%
Black & Decker Corp.	13,901	398,403
Centex Corp.*	28,415	240,391
D.R. Horton, Inc.	62,758	587,415
Fortune Brands, Inc.	34,126	1,185,537
Harman International Industries, Inc.	12,694	238,647
KB Home (a)	17,153	234,653
Leggett & Platt, Inc.	33,963	517,256
Lennar Corp., Class A	33,130	321,030
Newell Rubbermaid, Inc.	63,795	664,106
Pulte Homes, Inc.	46,399	409,703
Snap-on, Inc.	12,456	357,985
Stanley Works (The)	17,112	579,070
Whirlpool Corp.	16,828	716,200

		6,450,396

Household Products 2.6%
Clorox Co.	31,517	1,759,594
Colgate-Palmolive Co.	112,572	7,963,343
Kimberly-Clark Corp.	93,084	4,880,394
Procter & Gamble Co. (The)	651,653	33,299,469

		47,902,800

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	146,844	1,704,859
Constellation Energy Group, Inc.	47,096	1,251,812
Dynegy, Inc., Class A*	139,241	316,077

		3,272,748

Industrial Conglomerates 2.1%
3M Co.	155,317	9,334,552
General Electric Co.	2,367,434	27,746,326
Textron, Inc.	55,530	536,420

		37,617,298

Information Technology Services 1.0%
Affiliated Computer Services, Inc., Class A*	21,495	954,808
Automatic Data Processing, Inc.	113,663	4,028,217
Cognizant Technology Solutions Corp., Class A*	66,038	1,763,215
Computer Sciences Corp.*	33,347	1,477,272
Convergys Corp.*	22,149	205,543
Fidelity National Information Services, Inc.	43,577	869,797
Fiserv, Inc.*	35,507	1,622,670
MasterCard, Inc., Class A	15,850	2,651,863
Paychex, Inc.	72,713	1,832,367
Total System Services, Inc.	38,900	520,871
Western Union Co. (The)	159,825	2,621,130

		18,547,753

Insurance 2.3%
Aflac, Inc.	105,167	3,269,642
Allstate Corp. (The)	120,706	2,945,226
American International Group, Inc. (a)	610,948	708,700
Aon Corp.	61,780	2,339,609
Assurant, Inc.	26,004	626,436
Chubb Corp.	79,426	3,167,509
Cincinnati Financial Corp.	35,790	799,906
Genworth Financial, Inc., Class A	100,405	701,831
Hartford Financial Services Group, Inc.	74,132	879,947
Lincoln National Corp.	62,617	1,077,639
Loews Corp.	79,495	2,178,163
Marsh & McLennan Cos., Inc.	116,255	2,340,213
MBIA, Inc.* (a)	40,939	177,266
MetLife, Inc.	181,123	5,435,501
Principal Financial Group, Inc.	70,923	1,336,189
Progressive Corp. (The)*	152,769	2,308,340
Prudential Financial, Inc.	102,952	3,831,873
Torchmark Corp.	18,891	699,723
Travelers Cos., Inc. (The)	131,491	5,396,391
Unum Group	72,907	1,156,305
XL Capital Ltd., Class A	71,836	823,240

		42,199,649

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	71,382	5,971,818
Expedia, Inc.*	45,500	687,505

		6,659,323

Internet Software & Services 1.8%
Akamai Technologies, Inc.*	38,811	744,395
eBay, Inc.*	242,005	4,145,546
Google, Inc., Class A*	53,677	22,629,686

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Internet Software & Services (continued)

VeriSign, Inc.*	43,783	$809,110
Yahoo!, Inc.*	312,980	4,901,267

		33,230,004

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	58,347	172,707
Hasbro, Inc.	28,462	689,919
Mattel, Inc.	80,880	1,298,124

		2,160,750

Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	38,292	1,597,542
Millipore Corp.*	12,220	857,966
PerkinElmer, Inc.	25,672	446,693
Thermo Fisher Scientific, Inc.*	92,058	3,753,205
Waters Corp.*	21,409	1,101,921

		7,757,327

Machinery 1.4%
Caterpillar, Inc.	135,192	4,466,744
Cummins, Inc.	45,564	1,604,309
Danaher Corp.	57,451	3,547,025
Deere & Co.	95,046	3,797,088
Dover Corp.	42,333	1,400,799
Eaton Corp.	37,407	1,668,726
Flowserve Corp.	12,800	893,568
Illinois Tool Works, Inc.	86,700	3,237,378
Manitowoc Co., Inc. (The)	30,900	162,534
PACCAR, Inc.	81,732	2,657,107
Pall Corp.	25,647	681,184
Parker Hannifin Corp.	36,348	1,561,510

		25,677,972

Media 2.5%
CBS Corp., Class B, Non-Voting	149,493	1,034,492
Comcast Corp., Class A	620,047	8,984,481
Comcast Corp., Special Class A	24,800	349,680
DIRECTV Group, Inc. (The)*	117,580	2,905,402
Gannett Co., Inc.	49,618	177,136
Interpublic Group of Cos., Inc.*	103,375	522,044
McGraw-Hill Cos., Inc. (The)	69,179	2,082,980
Meredith Corp.	8,337	213,010
New York Times Co. (The), Class A (a)	27,663	152,423
News Corp., Class A	506,306	4,612,448
Omnicom Group, Inc.	70,305	2,220,232
Scripps Networks Interactive, Inc., Class A	18,000	500,940
Time Warner Cable, Inc.*	79,496	2,517,638
Time Warner, Inc.	268,580	6,765,530
Viacom, Inc., Class B*	133,469	3,029,746
Walt Disney Co. (The)	414,950	9,680,783
Washington Post Co. (The), Class B	1,137	400,429

		46,149,394

Metals & Mining 0.9%
AK Steel Holding Corp.	26,000	498,940
Alcoa, Inc.	214,245	2,213,151
Allegheny Technologies, Inc.	21,525	751,868
Freeport-McMoRan Copper & Gold, Inc.	92,455	4,632,920
Newmont Mining Corp.	110,084	4,499,133
Nucor Corp.	70,623	3,137,780
Titanium Metals Corp.	17,300	158,987
United States Steel Corp.	32,016	1,144,252

		17,037,031

Multi-Utility 1.4%
Ameren Corp.	46,855	1,166,221
CenterPoint Energy, Inc.	76,627	849,027
CMS Energy Corp.	52,649	636,000
Consolidated Edison, Inc.	61,853	2,314,539
Dominion Resources, Inc.	131,354	4,389,851
DTE Energy Co.	35,969	1,151,008
Integrys Energy Group, Inc.	17,195	515,678
NiSource, Inc.	59,619	695,158
PG&E Corp.	82,423	3,168,340
Public Service Enterprise Group, Inc.	111,356	3,633,546
SCANA Corp.	25,700	834,479
Sempra Energy	53,607	2,660,515
TECO Energy, Inc.	46,264	551,930
Wisconsin Energy Corp.	25,800	1,050,318
Xcel Energy, Inc.	100,052	1,841,957

		25,458,567

Multiline Retail 0.8%
Big Lots, Inc.*	18,848	396,373
Family Dollar Stores, Inc.	31,806	900,110
J.C. Penney Co., Inc.	50,259	1,442,936
Kohl’s Corp.*	68,654	2,934,959
Macy’s, Inc.	95,205	1,119,611
Nordstrom, Inc.	36,260	721,211
Sears Holdings Corp.* (a)	12,072	803,029
Target Corp.	168,993	6,670,154

		14,988,383

Natural Gas Utility 0.1%
EQT Corp.	28,800	1,005,408
Nicor, Inc.	11,181	387,086
Questar Corp.	38,249	1,189,927

		2,582,421

Office Electronics 0.1%
Xerox Corp.	187,564	1,215,415

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels 10.5%
Anadarko Petroleum Corp.	110,814	$5,029,847
Apache Corp.	73,719	5,318,826
Cabot Oil & Gas Corp.	22,800	698,592
Chesapeake Energy Corp.	126,573	2,509,942
Chevron Corp.	448,119	29,687,884
ConocoPhillips	331,377	13,937,717
CONSOL Energy, Inc.	40,902	1,389,032
Denbury Resources, Inc.*	55,300	814,569
Devon Energy Corp.	99,814	5,439,863
El Paso Corp.	153,720	1,418,836
EOG Resources, Inc.	56,178	3,815,610
Exxon Mobil Corp.	1,090,923	76,266,427
Hess Corp.	63,844	3,431,615
Marathon Oil Corp.	158,987	4,790,278
Massey Energy Co.	20,100	392,754
Murphy Oil Corp.	41,938	2,278,072
Noble Energy, Inc.	39,000	2,299,830
Occidental Petroleum Corp.	181,186	11,923,851
Peabody Energy Corp.	60,302	1,818,708
Pioneer Natural Resources Co.	26,500	675,750
Range Resources Corp.	35,400	1,465,914
Southwestern Energy Co.*	76,400	2,968,140
Spectra Energy Corp.	141,621	2,396,227
Sunoco, Inc.	26,639	618,025
Tesoro Corp.	31,800	404,814
Valero Energy Corp.	124,949	2,110,389
Williams Cos., Inc. (The)	131,030	2,045,378
XTO Energy, Inc.	130,382	4,972,769

		190,919,659

Paper & Forest Products 0.2%
International Paper Co.	97,064	1,468,578
MeadWestvaco Corp.	37,124	609,205
Weyerhaeuser Co.	46,519	1,415,573

		3,493,356

Personal Products 0.2%
Avon Products, Inc.	93,877	2,420,149
Estee Lauder Cos., Inc. (The), Class A	25,599	836,319

		3,256,468

Pharmaceuticals 7.4%
Abbott Laboratories	345,534	16,253,920
Allergan, Inc.	67,658	3,219,168
Bristol-Myers Squibb Co.	443,129	8,999,950
Eli Lilly & Co.	226,369	7,841,422
Forest Laboratories, Inc.*	66,428	1,668,007
Johnson & Johnson	616,030	34,990,504
King Pharmaceuticals, Inc.*	56,805	547,032
Merck & Co., Inc.	471,845	13,192,786
Mylan, Inc.* (a)	69,167	902,629
Pfizer, Inc.	1,510,051	22,650,765
Schering-Plough Corp.	364,084	9,145,790
Watson Pharmaceuticals, Inc.*	22,744	765,563
Wyeth	298,179	13,534,345

		133,711,881

Professional Services 0.2%
Dun & Bradstreet Corp.	12,200	990,762
Equifax, Inc.	28,982	756,430
Monster Worldwide, Inc.*	26,795	316,449
Robert Half International, Inc.	33,701	796,018

		2,859,659

Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co., Class A	32,314	285,979
AvalonBay Communities, Inc.	18,185	1,017,269
Boston Properties, Inc.	31,118	1,484,329
Equity Residential	61,865	1,375,259
HCP, Inc.	61,900	1,311,661
Health Care REIT, Inc.	25,400	866,140
Host Hotels & Resorts, Inc.	133,051	1,116,298
Kimco Realty Corp.	71,070	714,253
Plum Creek Timber Co., Inc. (a)	37,489	1,116,422
ProLogis	95,650	770,939
Public Storage	28,448	1,862,775
Simon Property Group, Inc.	62,058	3,191,643
Ventas, Inc.	35,500	1,060,030
Vornado Realty Trust (a)	35,268	1,588,118

		17,761,115

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A*	53,050	496,548

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	62,673	4,608,973
CSX Corp.	89,951	3,115,003
Norfolk Southern Corp.	82,577	3,110,676
Ryder System, Inc.	12,471	348,190
Union Pacific Corp.	113,104	5,888,194

		17,071,036

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	132,214	511,668
Altera Corp.	67,052	1,091,607
Analog Devices, Inc.	66,283	1,642,493
Applied Materials, Inc.	299,532	3,285,866
Broadcom Corp., Class A*	95,918	2,377,807
Intel Corp.	1,248,612	20,664,529
KLA-Tencor Corp.	38,761	978,715
Linear Technology Corp.	50,616	1,181,884
LSI Corp.*	139,948	638,163
MEMC Electronic Materials, Inc.*	50,958	907,562
Microchip Technology, Inc.	41,800	942,590

10 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)

Micron Technology, Inc.*	187,072	$946,584
National Semiconductor Corp.	44,937	563,959
Novellus Systems, Inc.*	22,749	379,908
NVIDIA Corp.*	121,424	1,370,877
Teradyne, Inc.*	36,763	252,194
Texas Instruments, Inc.	287,044	6,114,037
Xilinx, Inc.	62,432	1,277,359

		45,127,802

Software 4.2%
Adobe Systems, Inc.*	117,980	3,338,834
Autodesk, Inc.*	51,326	974,168
BMC Software, Inc.*	41,841	1,413,807
CA, Inc.	89,494	1,559,881
Citrix Systems, Inc.*	40,988	1,307,107
Compuware Corp.*	53,326	365,816
Electronic Arts, Inc.*	72,873	1,582,802
Intuit, Inc.*	72,771	2,049,231
McAfee, Inc.*	35,000	1,476,650
Microsoft Corp.	1,710,951	40,669,305
Novell, Inc.*	70,254	318,251
Oracle Corp.	846,608	18,134,343
Salesforce.com, Inc.*	24,000	916,080
Symantec Corp.*	184,735	2,874,477

		76,980,752

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	20,031	508,587
AutoNation, Inc.* (a)	26,087	452,610
AutoZone, Inc.*	8,590	1,298,035
Bed Bath & Beyond, Inc.*	58,665	1,803,949
Best Buy Co., Inc.	76,247	2,553,512
GameStop Corp., Class A*	37,100	816,571
Gap, Inc. (The)	105,423	1,728,937
Home Depot, Inc.	380,402	8,988,899
Lowe’s Cos., Inc.	329,052	6,386,899
Ltd. Brands, Inc.	59,636	713,843
O’Reilly Automotive, Inc.*	30,700	1,169,056
Office Depot, Inc.*	57,872	263,896
RadioShack Corp.	29,132	406,683
Sherwin-Williams Co. (The)	22,365	1,202,119
Staples, Inc.	160,705	3,241,420
Tiffany & Co.	28,123	713,199
TJX Cos., Inc.	93,857	2,952,741

		35,200,956

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	72,454	1,947,563
Nike, Inc., Class B	84,901	4,396,174
Polo Ralph Lauren Corp.	12,972	694,521
VF Corp.	19,437	1,075,838

		8,114,096

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	118,576	1,575,875
People’s United Financial, Inc.	79,300	1,192,672

		2,768,547

Tobacco 1.7%
Altria Group, Inc.	463,893	7,603,206
Lorillard, Inc.	38,000	2,575,260
Philip Morris International, Inc.	438,493	19,127,065
Reynolds American, Inc.	36,636	1,414,882

		30,720,413

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	29,400	975,198
W.W. Grainger, Inc.	14,529	1,189,635

		2,164,833

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A*	89,600	2,825,088
MetroPCS Communications, Inc.*	57,700	767,987
Sprint Nextel Corp.*	630,893	3,034,595

		6,627,670

Total Common Stocks (cost $2,596,277,520)		1,799,436,881

Repurchase Agreements 1.8%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $10,575,809, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $10,787,299	$10,575,783	10,575,783
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $17,382,678, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $17,730,296 (b)	17,382,644	17,382,644

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Market Value

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $5,177,498, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $5,281,041	$5,177,491	$5,177,491

Total Repurchase Agreements (cost $33,135,918)		33,135,918

Total Investments (cost $2,629,413,438) (c) — 100.9%		1,832,572,799

Liabilities in excess of other assets — (0.9)%		(15,584,617)

NET ASSETS — 100.0%		$1,816,988,182

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 16,661,073.

(b)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $17,382,644.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd	Limited

REIT	Real Estate Investment Trust

At June 30, 2009, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

78	S&P 500 Futures	09/16/09	$17,852,250	$(397,925)

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT S&P 500
Index Fund

Assets:
Investments, at value (cost $2,596,277,520)*	$1,799,436,881
Repurchase agreements, at value and cost	33,135,918

Total Investments	1,832,572,799

Cash	1,816,531
Interest and dividends receivable	2,688,675
Receivable for capital shares issued	464,009
Receivable for investments sold	1,509,465
Prepaid expenses and other assets	70,174

Total Assets	1,839,121,653

Liabilities:
Payable for variation margin on futures contracts	118,365
Payable for investments purchased	3,190,326
Payable upon return of securities loaned (Note 2)	17,382,644
Payable for capital shares redeemed	1,029,918
Accrued expenses and other payables:
Investment advisory fees	147,546
Fund administration fees	71,472
Administrative services fees	22,031
Custodian fees	32,003
Trustee fees	3,491
Compliance program costs (Note 3)	36,212
Professional fees	88,436
Printing fees	10,202
Other	825

Total Liabilities	22,133,471

Net Assets	$1,816,988,182

Represented by:
Capital	$2,755,247,188
Accumulated undistributed net investment income	1,578,071
Accumulated net realized losses from investment and futures transactions	(142,598,513)
Net unrealized appreciation/(depreciation) from investments	(796,840,639)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(397,925)

Net Assets	$1,816,988,182

Net Assets:
Class IV Shares	$139,900,473
Class Y Shares	1,677,087,709

Total	$1,816,988,182

Shares Outstanding (unlimited number of shares authorized):
Class IV Shares	21,879,790
Class Y Shares	262,411,553

Total	284,291,343

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class IV Shares	$6.39
Class Y Shares	$6.39

* Includes value of securities on loan of $16,661,073 (Note 2).

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT S&P 500
Index Fund

INVESTMENT INCOME:
Interest income	$8,187
Dividend income	21,845,174
Income from securities lending (Note 2)	719,354

Total Income	22,572,715

EXPENSES:
Investment advisory fees	1,052,316
Fund administration fees	397,552
Administrative services fees Class IV Shares	75,087
Custodian fees	43,915
Trustee fees	32,944
Compliance program costs (Note 3)	11,243
Professional fees	157,818
Printing fees	54,628
Other	149,563

Total expenses before earnings credit and expenses reimbursed	1,975,066
Earnings credit (Note 4)	(1,101)
Expenses reimbursed by adviser (Note 3)	(47,273)

Net Expenses	1,926,692

NET INVESTMENT INCOME	20,646,023

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(18,237,722)
Net realized gains from futures transactions (Note 2)	993,333

Net realized losses from investment transactions and futures	(17,244,389)

Net change in unrealized appreciation/(depreciation) from investments	61,345,413
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(964,708)

Net change in unrealized appreciation/(depreciation) from investments and futures	60,380,705

Net realized/unrealized gains from investments and futures	43,136,316

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$63,782,339

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$20,646,023	$44,689,735
Net realized losses from investment and futures transactions	(17,244,389)	(69,544,145)
Net change in unrealized appreciation/(depreciation) from investments and futures	60,380,705	(925,924,055)

Change in net assets resulting from operations	63,782,339	(950,778,465)

Distributions to Shareholders From:
Net investment income:
Class IV	(1,603,635)	(3,883,354)
Class Y	(19,368,370)	(39,203,491)
Net realized gains:
Class IV	–	–
Class Y	–	–

Change in net assets from shareholder distributions	(20,972,005)	(43,086,845)

Change in net assets from capital transactions	151,888,469	143,149,465

Change in net assets	194,698,803	(850,715,845)

Net Assets:
Beginning of period	1,622,289,379	2,473,005,224

End of period	$1,816,988,182	$1,622,289,379

Accumulated undistributed net investment income at end of period	$1,578,071	$1,904,053

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$2,962,376	$6,801,046
Dividends reinvested	1,603,635	3,883,354
Cost of shares redeemed	(11,263,284)	(28,018,645)
Total Class IV	(6,697,273)	(17,334,245)

Class Y Shares
Proceeds from shares issued	219,022,679	311,345,757
Dividends reinvested	19,368,370	39,203,491
Cost of shares redeemed	(79,805,307)	(190,065,538)
Total Class Y	158,585,742	160,483,710

Change in net assets from capital transactions	$151,888,469	$143,149,465

SHARE TRANSACTIONS:
Class IV Shares
Issued	505,909	835,071
Reinvested	270,826	482,030
Redeemed	(1,914,329)	(3,324,509)
Total Class IV Shares	(1,137,594)	(2,007,408)

Class Y Shares
Issued	37,017,986	35,804,054
Reinvested	3,264,909	4,894,704
Redeemed	(13,261,900)	(22,409,315)
Total Class Y Shares	27,020,995	18,289,443

Total change in shares	25,883,401	16,282,035

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions			Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)		Turnover (d)

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.28	0.07	0.11	0.18	(0.07)	(0.07)	$6.39	3.00%	$139,900,473	0.34%	2.44%	0.35%		1.57%
Year Ended December 31, 2008	$10.22	0.17	(3.95)	(3.78)	(0.16)	(0.16)	$6.28	(37.29%)	$144,568,725	0.34%	1.99%	0	.34%(e)	5.47%
Year Ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	(0.17)	$10.22	5.11%	$255,677,256	0.32%	1.77%	0	.32%(e)	4.93%
Year Ended December 31, 2006	$8.71	0.17	1.15	1.32	(0.15)	(0.15)	$9.88	15.32%	$270,585,372	0.31%	1.80%	0.38%		5.40%
Year Ended December 31, 2005	$8.45	0.14	0.26	0.40	(0.14)	(0.14)	$8.71	4.75%	$265,571,021	0.28%	1.58%	0.47%		4.29%
Year Ended December 31, 2004	$7.85	0.14	0.68	0.82	(0.22)	(0.22)	$8.45	10.59%	$286,933,434	0.28%	1.74%	0.43%		3.10%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.28	0.08	0.11	0.19	(0.08)	(0.08)	$6.39	3.06%	$1,677,087,709	0.23%	2.55%	0.24%		1.57%
Year Ended December 31, 2008	$10.21	0.18	(3.94)	(3.76)	(0.17)	(0.17)	$6.28	(37.15%)	$1,477,720,654	0.22%	2.12%	0	.22%(e)	5.47%
Year Ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	(0.18)	$10.21	5.13%	$2,217,327,968	0.20%	1.87%	0	.20%(e)	4.93%
Period Ended December 31, 2006 (f)(g)	$9.15	0.13	0.72	0.85	(0.12)	(0.12)	$9.88	9.42%	$282,751,481	0.23%	1.99%	0.23%		5.40%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Per share calculations were performed using average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and Jefferson National Life Insurance Co. currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other	Level 3 — Significant
	Level 1 — Quoted	Significant	Unobservable
Asset Type	Prices	Observable Inputs	Inputs	Total

Common Stocks	$1,799,436,881	$—	$—	$1,799,436,881

Repurchase Agreements	—	33,135,918	—	33,135,918

Futures	(397,925)	—	—	(397,925)

	$1,799,038,956	$33,135,918	$—	$1,832,174,874

Amounts designated as “—” are zero.

18 Semiannual Report 2009

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives		Liability Derivatives
Derivatives not	Statement of Assets		Statement of Assets
accounted for as	and Liabilities		and Liabilities
hedging instruments	Location	Fair Value	Location	Fair Value

Equity contracts*	Net Assets - Net Unrealized Appreciation from futures	$—	Net Assets - Net Unrealized Depreciation from futures	$(397,925)

Total		$—		$(397,925)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
Amounts designated as “–” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures

Equity contracts	$993,333

Total	$993,333

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures

Equity contracts	$(964,708)

Total	$(964,708)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

20 Semiannual Report 2009

(f)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$16,661,073	$17,382,644

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $1.5 billion	0.13%

$1.5 billion up to $3 billion	0.12%

$3 billion or more	0.11%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $156,522 for the six months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.23% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will

22 Semiannual Report 2009

be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Year	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$—	$—	$47,273

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.20% of the daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2009, NFS received $66,029 in Administrative Services fees from the Fund.

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $11,243.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $188,366,702 and sales of $25,462,562 (excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim

24 Semiannual Report 2009

and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation/
Securities	Appreciation	Depreciation	(Depreciation)

$2,669,876,267	$33,139,765	$(870,443,233)	$(837,303,468)

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material charges to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 25

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,“ copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

26 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one- and two-year periods ended September 30, 2008, the Fund’s performance for Class Y shares was in the fifth quintile of its peer group, but in the second quintile of its peer universe, which includes the Fund and all S&P 500 index funds underlying variable insurance products, regardless of asset size or primary channel of distribution. The Trustees noted that for each period, the Fund slightly underperformed its benchmark, the S&P 500® Index, which, because of the effect of expenses, was to be expected. The Trustees noted that the Fund had achieved its objective of closely tracking the performance of the S&P 500® Index.

The Trustees noted that the Fund’s contractual advisory fee for Class Y shares was in the first quintile of its peer group, and that its actual advisory fee placed the Fund in the second quintile of its peer universe. The Trustees also noted that the Fund’s total expenses were in the first quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the advisory fee schedule includes breakpoints, and that the first breakpoint has been reached. The Trustees concluded that the shareholders of the Fund have appropriately benefited from economies of scale under the proposed advisory fee schedule, in light of such breakpoints.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 27

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

28 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[3]
			N/A	N/A

30 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[3]	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 31

NVIT Multi Sector Bond Fund
(formerly Van Kampen NVIT Multi Sector Bond Fund)
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

20	Statement of Assets and Liabilities

21	Statement of Operations

22	Statements of Changes in Net Assets

23	Financial Highlights

24	Notes to Financial Statements

37	Supplemental Information

40	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MSB (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Multi Sector Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi Sector			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Bond Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,111.90	5.24	1.00
	Hypothetical	[b]	1,000.00	1,019.83	5.03	1.00

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi Sector Bond Fund
June 30, 2009 (Unaudited)

Asset Allocation

Corporate Bonds	41.0%
Sovereign Bonds	18.9%
U.S. Government Mortgage Backed Agencies	14.7%
Yankee Dollars	7.0%
Collateralized Mortgage Obligations	5.9%
U.S. Government Sponsored & Agency Obligations	4.4%
Repurchase Agreements	4.3%
Asset-Backed Securities	3.0%
Commercial Mortgage Backed Securities	2.5%
Convertible Corporate Bonds	0.2%
Preferred Stocks	0.1%
Liabilities in excess of other assets	(2	.0)%

	100.0%

Top Industries

Telecommunications	7.8%
Diversified Financial Services	5.3%
Oil & Gas	4.2%
Banks	3.9%
Insurance	2.3%
Electric	2.2%
Media	1.9%
Healthcare-Services	1.8%
Mining	1.8%
Retail	1.5%
Other Industries*	67.3%

100.0%

Top Holdings

Freddie Mac, Gold, Pool # G05087, 5.00%, 01/01/37	2.7%
Freddie Mac, Gold, Pool # C02851, 5.50%, 05/01/37	2.5%
Fannie Mae Pool, Pool # 257231, 5.50%, 06/01/38	2.4%
Federal National Mortgage Association TBA, 4.50%, 07/13/39	2.4%
Spain Government Bond, 5.15%, 07/30/09	2.1%
Bundesrepublik Deutschland, Series 05, 4.00%, 01/04/37	2.0%
U.S. Treasury Bonds, 3.50%, 02/15/39	1.4%
Bundesrepublik Deutschland, Series 08, 4.25%, 07/04/18	1.3%
Federal National Mortgage Association TBA, 4.00%, 07/13/39	1.3%
United Kingdom Gilt, 5.00%, 09/07/14	1.1%
Other Holdings*	80.8%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.0%

	Principal Amount	Market Value

Automobile ABS 1.0%
Capital Auto Receivables Asset Trust (a)
Series 2007-SN1, Class A3B, 0.38%, 07/15/10	$278,502	$274,056
Series 2006-2, Class A3B, 0.38%, 05/15/11	619,516	617,984
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, 01/15/13	185,000	186,296
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 02/15/13	125,000	126,642
World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, 05/15/13	235,000	238,170

		1,443,148

Credit Card ABS 1.2%
Chase Issuance Trust
Series 2005-A7, Class A7, 4.55%, 03/15/13	595,000	614,974
Series 2009-A2, Class A2, 1.87%, 04/15/14 (a)	430,000	432,032
Discover Card Master Trust I (a)
Series 1996-4, Class A, 0.69%, 10/16/13	400,000	391,347
Series 2005-4, Class A2, 0.41%, 06/16/15	400,000	374,569

		1,812,922

Home Equity ABS 0.5% (a)
Carrington Mortgage Loan Trust
Series 2005-NC5, Class A2, 0.63%, 10/25/35	204,354	158,296
Series 2006-NC5, Class A1, 0.36%, 01/25/37	193,077	160,421
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.41%, 04/25/32	585,837	335,156
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.85%, 08/25/31	113,356	41,748
Residential Asset Mortgage Products, Inc., Series 2006-RZ3, Class A1, 0.38%, 06/25/29	48,229	47,539

		743,160

Manufactured Housing ABS 0.1%
Mid-State Trust, Series 4, Class A, 8.33%, 04/01/30	280,182	224,590

Student Loan ABS 0.2% (a)
SLM Student Loan Trust, Series 2007-3, Class A1, 1.08%, 10/27/14	351,890	350,119

Total Asset-Backed Securities (cost $4,317,244)		4,573,939

Corporate Bonds 41.0%

Advertising 0.1%
Visant Holding Corp., 10.25%, 12/01/13	105,000	104,212

Aerospace & Defense 0.1% (b)
Systems 2001 AT LLC, 6.66%, 09/15/13	193,417	193,844

Agriculture 1.2%
Altria Group, Inc.
7.75%, 02/06/14	295,000	325,183
9.70%, 11/10/18	450,000	515,901
10.20%, 02/06/39	250,000	295,392
Lorillard Tobacco Co., 8.13%, 06/23/19	50,000	51,738
Philip Morris International, Inc.
6.88%, 03/17/14	200,000	225,664
5.65%, 05/16/18	195,000	204,397
6.38%, 05/16/38	125,000	132,992

		1,751,267

Airlines 0.4%
Continental Airlines, Inc., 6.55%, 02/02/19	191,810	177,424
Delta Air Lines, Inc., 7.57%, 11/18/10	460,000	439,300

		616,724

Auto Manufacturers 0.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	180,000	189,354

Auto Parts & Equipment 0.2%
Goodyear Tire & Rubber Co. (The), 10.50%, 05/15/16	300,000	303,000

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Banks 3.3%
Bank of America Corp., 5.75%, 12/01/17	$575,000	$511,996
Bank of New York Mellon Corp. (The)
Series G, 4.50%, 04/01/13	90,000	91,586
5.13%, 08/27/13	245,000	257,885
Citigroup, Inc.
6.50%, 08/19/13	110,000	106,852
6.13%, 05/15/18	205,000	179,305
8.50%, 05/22/19	295,000	300,085
Credit Suisse USA, Inc., 6.00%, 02/15/18	150,000	149,749
GMAC LLC, 6.88%, 09/15/11 (b)	1,022,000	894,250
Goldman Sachs Group, Inc. (The)
6.00%, 05/01/14	105,000	109,584
6.15%, 04/01/18	225,000	219,055
7.50%, 02/15/19	165,000	176,677
6.75%, 10/01/37	355,000	315,593
Morgan Stanley
6.00%, 05/13/14	200,000	202,494
10.09%, 05/03/17 (b)	900,000	385,872
6.63%, 04/01/18	345,000	343,933
Wachovia Bank NA, 6.60%, 01/15/38	600,000	584,891
Wachovia Corp., 5.50%, 05/01/13	140,000	144,621

		4,974,428

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc. (b)
7.20%, 01/15/14	600,000	645,073
7.75%, 01/15/19	950,000	1,038,973
8.20%, 01/15/39	130,000	144,778
Constellation Brands, Inc., Series B, 8.13%, 01/15/12	100,000	100,000
Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18	135,000	142,765

		2,071,589

Biotechnology 0.1%
Amgen, Inc.
5.85%, 06/01/17	60,000	63,666
5.70%, 02/01/19	80,000	84,401

		148,067

Building Materials 0.3%
Cemex Finance Europe BV, 4.75%, 03/05/14	210,000	190,400
Masco Corp., 0.94%, 03/12/10 (a)	325,000	313,487

		503,887

Chemicals 0.4%
CPG International I, Inc., 8.56%, 07/01/12 (a)	95,000	52,725
MacDermid, Inc., 9.50%, 04/15/17 (b)	305,000	222,650
Nalco Co., 8.25%, 05/15/17 (b)	180,000	180,900
Praxair, Inc., 4.38%, 03/31/14	75,000	77,654

		533,929

Commerical Services 0.6%
Corrections Corp. of America, 7.75%, 06/01/17	195,000	192,075
Education Management LLC, 10.25%, 06/01/16	250,000	244,375
Iron Mountain, Inc., 7.75%, 01/15/15	180,000	172,800
RSC Equipment Rental, Inc., 10.00%, 07/15/17 (b)	100,000	99,000
Ticketmaster Entertainment, Inc., 10.75%, 08/01/16 (b)	195,000	173,550

		881,800

Computers 0.2%
Hewlett-Packard Co., 5.50%, 03/01/18	130,000	136,655
SunGard Data Systems, Inc., 10.63%, 05/15/15 (b)	150,000	147,000

		283,655

Containers & Packaging 0.3%
Graphic Packaging International, Inc.,
9.50%, 08/15/13	165,000	157,575
Sealed Air Corp., 7.88%, 06/15/17 (b)	165,000	163,528
Solo Cup Co.
10.50%, 11/01/13 (b)	25,000	25,063
8.50%, 02/15/14	170,000	139,400

		485,566

Cosmetics/Personal Care 0.0%
Procter & Gamble Co. (The), 4.60%, 01/15/14	70,000	73,618

Distribution/Wholesale 0.1%
KAR Holdings, Inc., 8.75%, 05/01/14	250,000	214,375

Diversified Financial Services 4.2%
AIG SunAmerica Global Financing VI,
6.30%, 05/10/11 (b)	395,000	371,085

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Diversified Financial Services (continued)

American Express Credit Corp., Series C, 7.30%, 08/20/13	$130,000	$135,162
Ameriprise Financial, Inc., 7.30%, 06/28/19	540,000	552,587
Bear Stearns Cos., LLC (The), 5.55%, 01/22/17	260,000	240,956
CME Group, Inc., 5.75%, 02/15/14	75,000	79,981
Credit Suisse USA, Inc., 5.13%, 08/15/15	40,000	41,017
Discover Financial Services, 1.17%, 06/11/10 (a)	460,000	433,102
E*Trade Financial Corp., PIK, 12.50%, 11/30/17	425,000	471,750
Farmers Exchange Capital, 7.05%, 07/15/28 (b)	285,000	197,298
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,470,000	1,271,459
General Electric Capital Corp.
Series A, 5.45%, 01/15/13	40,000	41,052
5.88%, 01/14/38	115,000	91,010
Icahn Enterprises LP, 8.13%, 06/01/12	200,000	184,000
International Lease Finance Corp.
4.38%, 11/01/09	100,000	95,513
Series Q, 5.75%, 06/15/11	370,000	306,827
John Hancock Global Funding II, Series II, 7.90%, 07/02/10 (b)	155,000	158,930
LaBranche & Co., Inc., 11.00%, 05/15/12	200,000	182,250
Merrill Lynch & Co., Inc., 6.88%, 04/25/18	470,000	435,011
Nuveen Investments, Inc., 5.00%, 09/15/10	585,000	535,275
Pinnacle Foods Finance LLC, 10.63%, 04/01/17	250,000	211,250
SLM Corp., 8.45%, 06/15/18	205,000	175,374
Vanguard Health Holding Co. I 0.00%, 10/01/15	200,000	195,000

		6,405,889

Electric 1.5%
AES Corp. (The), 9.75%, 04/15/16 (b)	260,000	263,250
Alabama Power Co., 5.80%, 11/15/13	65,000	70,423
CMS Energy Corp., 8.75%, 06/15/19	25,000	25,293
Detroit Edison Co. (The), 6.13%, 10/01/10	200,000	207,218
Entergy Gulf States, Inc., 1.07%, 12/01/09 (a)	105,000	104,435
Georgia Power Co., 6.00%, 11/01/13	50,000	54,532
Nisource Finance Corp., 1.23%, 11/23/09 (a)	120,000	119,047
NRG Energy, Inc., 7.38%, 01/15/17	325,000	306,313
Ohio Power Co., 6.00%, 06/01/16	225,000	229,165
Peco Energy Co., 5.35%, 03/01/18	165,000	168,761
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/01/15	870,000	541,575
Union Electric Co., 6.70%, 02/01/19	100,000	104,509
Virginia Electric and Power Co., 8.88%, 11/15/38	10,000	13,402

		2,207,923

Electrical Components & Equipment 0.1%
Belden, Inc., 9.25%, 06/15/19 (b)	100,000	96,875
Emerson Electric Co., 4.88%, 10/15/19	125,000	125,041

		221,916

Electronics 0.2%
Jabil Circuit, Inc., 8.25%, 03/15/18	350,000	315,000

Entertainment 0.2% (b)
Pokagon Gaming Authority, 10.38%, 06/15/14	175,000	171,500
Speedway Motorsports, Inc., 8.75%, 06/01/16	60,000	60,750

		232,250

Environmental Control 0.3%
Casella Waste Systems, Inc., 9.75%, 02/01/13	225,000	202,500
Waste Management, Inc., 6.38%, 03/11/15	75,000	77,703
WCA Waste Corp., 9.25%, 06/15/14	200,000	181,500

		461,703

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Food 0.6%
ConAgra Foods, Inc., 8.25%, 09/15/30	$100,000	$111,543
Delhaize America, Inc., 9.00%, 04/15/31	109,000	132,319
JBS USA LLC, 11.63%, 05/01/14 (b)	165,000	155,925
Kraft Foods, Inc.
6.75%, 02/19/14	35,000	38,387
6.13%, 08/23/18	135,000	139,806
Kroger Co. (The)
5.00%, 04/15/13	70,000	71,610
6.40%, 08/15/17	100,000	106,018
Smithfield Foods, Inc., 10.00%, 07/15/14 (b)	150,000	148,125
Tyson Foods, Inc., 10.50%, 03/01/14 (b)	45,000	48,825

		952,558

Forest Products & Paper 0.2%
Georgia-Pacific LLC, 9.50%, 12/01/11	130,000	133,900
International Paper Co., 9.38%, 05/15/19	110,000	112,130
Pindo Deli Finance BV (a)(b)
3.05%, 04/28/15	5,884	1,177
0.00%, 04/28/25	901,231	18,025
Tjiwi Kimia Finance BV (a)
3.05%, 04/28/15	17,072	3,414
0.00%, 04/28/27 (b)	473,111	9,462

		278,108

Healthcare-Products 0.8%
Baxter International, Inc.
4.00%, 03/01/14	75,000	75,759
4.63%, 03/15/15	35,000	35,894
Biomet, Inc., 10.38%, 10/15/17	195,000	188,662
Covidien International Finance SA
6.00%, 10/15/17	100,000	106,345
6.55%, 10/15/37	90,000	99,680
Hospira, Inc., 1.71%, 03/30/10 (a)	490,000	485,616
Medtronic, Inc., 4.50%, 03/15/14	50,000	51,793
Reable Therapeutics Finance, 11.75%, 11/15/14	150,000	108,750
Universal Hospital Services, Inc., 4.64%, 06/01/15 (a)	100,000	80,500

		1,232,999

Healthcare-Services 1.8%
Aetna, Inc., 6.75%, 12/15/37	95,000	88,088
CRC Health Corp., 10.75%, 02/01/16	250,000	167,500
HCA, Inc.
5.75%, 03/15/14	175,000	140,000
9.13%, 11/15/14	75,000	74,250
8.50%, 04/15/19 (b)	175,000	171,500
Health Net, Inc., 6.38%, 06/01/17	450,000	340,875
HealthSouth Corp.
7.22%, 06/15/14 (a)	385,000	351,312
10.75%, 06/15/16	245,000	246,225
Psychiatric Solutions, Inc., 7.75%, 07/15/15 (b)	130,000	118,950
Roche Holdings, Inc. (b)
5.00%, 03/01/14	325,000	339,919
6.00%, 03/01/19	315,000	335,879
7.00%, 03/01/39	90,000	104,340
US Oncology Holdings, Inc., 6.90%, 03/15/12 (a)	125,000	105,312
US Oncology, Inc., 9.13%, 08/15/17 (b)	150,000	148,875

		2,733,025

Holding Companies-Diversfied 0.0%
Kansas City Southern Railway Co., 13.00%, 12/15/13	50,000	55,000

Home Builder 0.0%
K Hovnanian Enterprises, Inc., 11.50%, 05/01/13	70,000	60,550

Household Products/Wares 0.2%
Jarden Corp., 8.00%, 05/01/16	185,000	176,675
Prestige Brands Holdings, Inc., 9.25%, 04/15/12	85,000	84,150

		260,825

Insurance 2.3%
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	136,657
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12 (b)	210,000	217,033
5.40%, 05/15/18	205,000	211,260
Chubb Corp., 5.75%, 05/15/18	45,000	46,676
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)	250,000	201,705
HUB International Holdings, Inc., 10.25%, 06/15/15 (b)	225,000	165,656
Lincoln National Corp.
6.20%, 12/15/11	750,000	745,717
8.75%, 07/01/19	100,000	100,847

8 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Insurance (continued)

Marsh & McLennan Cos., Inc., 5.15%, 09/15/10	$40,000	$40,086
MetLife, Inc., 7.72%, 02/15/19	235,000	251,365
Nationwide Life Global Funding I, 1.06%, 08/27/10 (a)(b)	1,095,000	1,086,547
Pacific Life Insurance Co., 9.25%, 06/15/39 (b)	80,000	77,642
USI Holdings Corp., 4.76%, 11/15/14 (a)(b)	200,000	130,000
Willis North America, Inc., 5.13%, 07/15/10	150,000	144,161

		3,555,352

Iron/Steel 0.1% (b)
Steel Dynamics, Inc., 7.75%, 04/15/16	200,000	188,500

Lodging 0.8%
Caesars Entertainment, Inc., 7.88%, 03/15/10	130,000	118,950
Galaxy Entertainment Finance Co. Ltd., 9.88%, 12/15/12 (b)	500,000	420,000
Harrahs Operating Escrow LLC, 11.25%, 06/01/17 (b)	100,000	94,500
Las Vegas Sands Corp., 6.38%, 02/15/15	275,000	203,500
Mandalay Resort Group, 9.38%, 02/15/10	150,000	142,500
MGM Mirage, Inc., 10.38%, 05/15/14 (b)	205,000	212,687

		1,192,137

Media 1.9%
CBS Corp., 8.88%, 05/15/19	110,000	107,207
CCH I LLC, 11.00%, 10/01/15 (c)	210,000	25,200
CCO Holdings LLC, 8.75%, 11/15/13 (c)*	170,000	161,500
Charter Communications Operating LLC, 10.88%, 09/15/14 (b)(c)	225,000	232,875
Comcast Corp.
6.30%, 11/15/17	110,000	116,421
5.70%, 07/01/19	250,000	247,731
6.50%, 11/15/35	200,000	202,179
CSC Holdings, Inc., 8.63%, 02/15/19 (b)	100,000	97,250
Dex Media West LLC, 9.88%, 08/15/13*	75,000	11,437
DISH DBS Corp., 7.00%, 10/01/13	120,000	114,000
Idearc, Inc., 8.00%, 11/15/16*	825,000	21,656
Mediacom LLC, 9.50%, 01/15/13	250,000	238,125
Time Warner Cable, Inc.
6.75%, 07/01/18	200,000	208,314
8.75%, 02/14/19	140,000	163,092
6.55%, 05/01/37	70,000	67,120
Time Warner, Inc., 5.88%, 11/15/16	155,000	152,754
Univision Communications, Inc., 12.00%, 07/01/14 (b)	60,000	58,950
Viacom, Inc.
6.25%, 04/30/16	325,000	320,177
6.88%, 04/30/36	315,000	290,212

		2,836,200

Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	725,000	730,438
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	405,000	407,538
7.13%, 07/15/28	295,000	281,497
Southern Copper Corp., 7.50%, 07/27/35	620,000	560,524

		1,979,997

Miscellaneous Manufacturing 0.9%
General Electric Co., 5.25%, 12/06/17	890,000	874,020
Honeywell International, Inc., 5.30%, 03/01/18	140,000	146,210
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14	310,000	339,477

		1,359,707

Multi-National 0.4%
Corp. Andina de Fomento
Series 1, 1.67%, 11/16/11 (a)	100,000	124,578
8.13%, 06/04/19	465,000	492,657

		617,235

Oil & Gas 3.8%
Berry Petroleum Co., 10.25%, 06/01/14	115,000	116,150
Chesapeake Energy Corp., 9.50%, 02/15/15	70,000	70,525

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Oil & Gas (continued)

ConocoPhillips
4.60%, 01/15/15	$90,000	$92,488
5.20%, 05/15/18	135,000	136,327
6.50%, 02/01/39	360,000	383,196
Devon Energy Corp., 5.63%, 01/15/14	500,000	526,762
EQT Corp., 6.50%, 04/01/18	230,000	222,241
Forest Oil Corp., 8.50%, 02/15/14 (b)	155,000	152,287
Gaz Capital SA, Series 2, 6.58%, 10/31/13	795,000	1,124,692
Linn Energy LLC (b)
11.75%, 05/15/17	70,000	68,075
9.88%, 07/01/18	210,000	185,850
Marathon Oil Corp.
6.50%, 02/15/14	95,000	101,560
6.00%, 10/01/17	185,000	188,372
5.90%, 03/15/18	95,000	95,250
7.50%, 02/15/19	180,000	196,461
Pemex Project Funding Master Trust, 6.63%, 06/15/38	300,000	259,500
Petrohawk Energy Corp., 9.13%, 07/15/13	175,000	174,125
Quicksilver Resources, Inc., 11.75%, 01/01/16	105,000	108,675
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 09/30/16 (b)	750,000	735,442
SandRidge Energy, Inc., 9.88%, 05/15/16 (b)	150,000	144,750
Tesoro Corp., 9.75%, 06/01/19	115,000	113,563
XTO Energy, Inc., 5.50%, 06/15/18	570,000	571,175

		5,767,466

Oil & Gas Services 0.1%
Weatherford International Ltd., 6.00%, 03/15/18	140,000	137,481

Pharmaceuticals 0.7%
Abbott Laboratories, 6.00%, 04/01/39	90,000	95,035
Express Scripts, Inc.
6.25%, 06/15/14	130,000	137,554
7.25%, 06/15/19	50,000	55,137
Medco Health Solutions, Inc.
6.13%, 03/15/13	10,000	10,311
7.25%, 08/15/13	255,000	273,511
7.13%, 03/15/18	195,000	205,350
Merck & Co., Inc., 5.00%, 06/30/19	90,000	91,128
Novartis Securities Investment Ltd., 5.13%, 02/10/19	85,000	86,962
Pfizer, Inc., 6.20%, 03/15/19	60,000	65,617

		1,020,605

Pipelines 1.2%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	45,000	48,000
6.25%, 02/01/37	70,000	52,668
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	155,000	165,403
El Paso Corp., 8.25%, 02/15/16	160,000	155,600
MarkWest Energy Partners LP, 8.75%, 04/15/18	125,000	108,125
Regency Energy Partners LP, 9.38%, 06/01/16 (b)	195,000	188,662
Sonat, Inc., 7.63%, 07/15/11	80,000	78,387
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	226,152
TransCanada PipeLines Ltd., 6.50%, 08/15/18	145,000	157,750
Williams Cos., Inc. (The)
7.63%, 07/15/19	90,000	88,875
8.75%, 01/15/20 (b)	170,000	177,225
7.88%, 09/01/21	355,000	349,675

		1,796,522

Real Estate 0.1%
Realogy Corp., 10.50%, 04/15/14	200,000	86,500

Real Estate Investment Trusts 0.2%
Developers Diversified Realty Corp.
5.00%, 05/03/10	65,000	58,855
4.63%, 08/01/10	335,000	302,889

		361,744

Retail 1.5%
Burlington Coat Factory Warehouse Corp., 11.13%, 04/15/14	135,000	107,325
Carrols Corp., 9.00%, 01/15/13	150,000	140,625
CVS Pass-Through Trust, 6.04%, 12/10/28 (b)	404,662	345,751
Denny’s Holdings, Inc., 10.00%, 10/01/12	150,000	145,500

10 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Retail (continued)

McDonald’s Corp., Series I, 5.00%, 02/01/19	$35,000	$35,882
Rite Aid Corp., 9.75%, 06/12/16 (b)	110,000	110,000
Staples, Inc.
7.75%, 04/01/11	130,000	137,475
9.75%, 01/15/14	320,000	357,418
Wal-Mart Stores, Inc.
4.25%, 04/15/13	230,000	238,974
4.13%, 02/01/19	210,000	204,381
Wendy’s/Arby’s Restaurants LLC, 10.00%, 07/15/16 (b)	175,000	167,344
Yum! Brands, Inc., 8.88%, 04/15/11	295,000	322,018

		2,312,693

Semiconductors 0.1%
Freescale Semiconductor, Inc., 8.88%, 12/15/14	225,000	113,625

Software 0.3%
First Data Corp., 9.88%, 09/24/15	275,000	195,250
Oracle Corp.
3.75%, 07/08/14 (d)	130,000	130,000
5.00%, 07/08/19	190,000	189,291

		514,541

Telecommunications 6.1%
Alltel Corp.
7.00%, 07/01/12	115,000	124,209
7.88%, 07/01/32	200,000	232,235
American Tower Corp., 7.25%, 05/15/19 (b)	85,000	82,238
AT&T Corp., 8.00%, 11/15/31 (a)	295,000	340,484
AT&T, Inc.
4.85%, 02/15/14	140,000	145,208
5.80%, 02/15/19	290,000	294,439
British Telecommunications PLC, 8.63%, 12/15/30	110,000	121,953
Centennial Communications Corp., 6.96%, 01/01/13 (a)	250,000	248,750
Cricket Communications, Inc., 9.38%, 11/01/14	275,000	270,875
Crown Castle International Corp., 9.00%, 01/15/15	150,000	152,625
Deutsche Telekom International Finance BV, 8.13%, 05/29/12	160,000	254,044
Digicel Group Ltd. PIK, 9.13%, 01/15/15 (b)	850,000	705,500
Digicel SA, 12.00%, 04/01/14 (b)	460,000	455,400
France Telecom SA
5.38%, 07/08/19	170,000	171,229
8.50%, 03/01/31	40,000	51,373
8.13%, 01/28/33	90,000	165,334
Frontier Communications Corp.
8.25%, 05/01/14	70,000	66,150
9.00%, 08/15/31	220,000	181,500
Hughes Network Systems LLC, 9.50%, 04/15/14	135,000	131,625
Intelsat Corp., 9.25%, 08/15/14 (b)	150,000	145,125
Level 3 Financing, Inc., 8.75%, 02/15/17	70,000	53,200
MetroPCS Wireless, Inc., 9.25%, 11/01/14 (b)	65,000	64,350
Qwest Capital Funding, Inc., 7.25%, 02/15/11	330,000	320,100
Qwest Corp.
7.88%, 09/01/11	500,000	500,000
8.38%, 05/01/16 (b)	240,000	231,600
6.88%, 09/15/33	150,000	109,500
Rogers Communications, Inc., 8.00%, 12/15/12	200,000	206,000
Sprint Capital Corp.
7.63%, 01/30/11	300,000	296,625
6.88%, 11/15/28	360,000	255,600
8.75%, 03/15/32	340,000	273,700
Telecom Italia Capital SA, 7.00%, 06/04/18	360,000	364,196
Telesat Canada, 12.50%, 11/01/17 (b)	200,000	197,000
tw telecom holdings, Inc., 9.25%, 02/15/14	200,000	198,500
Verizon Communications, Inc.
5.50%, 02/15/18	100,000	99,311
8.75%, 11/01/18	320,000	379,033
6.35%, 04/01/19	165,000	171,648
6.90%, 04/15/38	90,000	93,888
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (b)	270,000	322,675
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 04/30/18 (b)	320,000	271,200
Virgin Media Finance PLC, 8.75%, 04/15/14	405,000	394,875
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	200,000	200,000

		9,343,297

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Toys, Games & Hobbies 0.2%
Hasbro, Inc.
6.13%, 05/15/14	$145,000	$149,053
6.30%, 09/15/17	80,000	77,900

		226,953

Transportation 0.1%
Union Pacific Corp., 7.88%, 01/15/19	185,000	211,767

Wireless Telecommunication Services 0.0% (c)(d)*
Nextlink Communications
0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0

		0

Total Corporate Bonds (cost $60,807,567)		62,369,383

Collateralized Mortgage Obligations 5.9%

American Home Mortgage Assets, Series 2007-5, Class A3, 0.61%, 06/25/47 (a)	649,593	80,457
American Home Mortgage Investment Trust (a)
Series 2004-1, Class 1A, 0.66%, 04/25/44	235,552	174,940
Series 2005-4, Class 3A3, 0.75%, 11/25/45	1,453,634	176,427
Series 2006-3, Class 12A1, 0.50%, 12/25/46	944,020	411,266
Banc of America Mortgage Securities
Series 2005-8, Class A7, 5.50%, 09/25/35	16,004	15,964
Series 2007-3, Class 1A1, 6.00%, 09/25/37	439,701	345,097
Bear Stearns Structured Products, Inc. (a)(d)
Series 2007-N3, Class 10C, 0.02%, 06/26/36	15,228,758	1,523
Series 2007-N2, Class 13C, 0.00%, 01/27/37	15,104,013	1,510
Series 2007-N2, Class 12C, 0.02%, 01/27/37	11,280,590	1,128
Series 2007-N2, Class 14C, 0.43%, 01/27/37	22,090,854	2,209
Series 2007-N5, Class 5C, 1.63%, 04/25/37	19,609,565	1,961
Chase Issuance Trust, Series 2007-A15, Class A, 4.96%, 09/17/12	500,000	517,615
Countrywide Alternative Loan Trust (a)
0.60%, 10/25/35	32,648	29,801
0.69%, 11/20/35	573,702	96,501
Series 2005-59, Class M, 0.91%, 11/20/35	1,363,941	47,058
Series 2005-72, Class M2, 1.13%, 01/25/36	2,210,000	41,116
0.62%, 07/25/46	371,427	50,001
Series 2006-0A22, Class Cp, 0.39%, 02/25/47 (d)*	11,113,520	1,111
0.60%, 03/20/47	491,369	73,706
Series 2007-0A7, Class Cp, 0.07%, 05/25/47 (d)*	5,668,080	567
0.81%, 06/25/47	716,661	78,853
Countrywide Home Loans
Series 2005-11, Class 5A1, 0.61%, 03/25/35 (a)	374,677	173,616
Series 2005-29, Class A1, 5.75%, 12/25/35	366,709	309,812
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4, 5.23%, 12/15/40 (a)	170,000	145,704
Deutsche ALT-A Securities NIM Trust, 6.75%, 02/25/47 (a)(d)*	15,160	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 2.27%, 02/25/47 (a)	538,148	73,656
DLJ Commerical Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	28,767	29,335
Downey Savings & Loan Association Mortgage Loan Trust (a)
Series 2005-AR4, Class 2A2, 1.47%, 08/19/45	1,604,017	270,781
2.38%, 04/19/47	1,011,587	449,519
Fannie Mae,
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	122,018
Fannie Mae REMICS
Series 1997-61, Class PK, 8.00%, 08/18/27	337,772	56,955
Series 2003-82, Class IA, 6.00%, 08/25/32	182,213	11,402
Series 2003-32, Class UI, 6.00%, 05/25/33	862,374	119,143
Series 2003-35, Class UI, 6.50%, 05/25/33 (a)	261,219	36,909
Series 2003-41, Class IB, 7.00%, 05/25/33	647,584	87,250

12 Semiannual Report 2009

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Fannie Mae REMICS (continued)
Series 2003-44, Class IB, 6.00%, 06/25/33	$309,272	$43,266
Fannie Mae STRIP
Series 207, Class 2, 8.00%, 02/01/23	201,003	40,997
Series 264, Class 2, 8.00%, 07/01/24	517,953	106,440
Series 267, Class 2, 8.50%, 10/01/24	489,082	107,085
Series 274, Class 2, 8.50%, 10/01/25	447,905	99,018
Series 277, Class 2, 7.50%, 04/01/27	248,059	50,507
Fannie Mae-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20	40,000	41,487
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 5.40%, 09/25/35 (a)	166,598	81,653
Freddie Mac REMICS
Series 1103, Class N, 1, 156.50%, 06/15/21 (a)	7	164
Series 2129, Class SG, 6.63%, 06/17/27 (a)	885,956	106,369
Series 2557, Class IW, 6.00%, 04/15/32	567,381	32,203
Series 2649, Class IM, 7.00%, 07/15/33	309,743	40,979
Harborview Mortgage Loan Trust (a)
Series 2005-8, Class 1A2A, 0.64%, 09/19/35	605,736	259,902
0.54%, 07/19/46	894,662	199,325
Indymac Index Mortgage Loan Trust (a)
Series 2005-AR4, Class 2A1A, 0.59%, 03/25/35	615,505	268,821
0.56%, 06/25/47	1,035,266	213,064
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2, 5.05%, 01/12/37	45,000	41,997
Mastr Adjustable Rate Mortgages Trust, Series 2007-1, Class IM2, 0.71%, 01/25/47 (a)	5,350,000	33,341
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 02/12/51	200,000	132,190
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 0.77%, 10/25/34 (a)	179,646	94,617
Residential Accredit Loans, Inc. (a)
Series 2005-Q05, Class M2, 1.06%, 01/25/46	1,264,296	11,054
Series 2006-QO1, Class 2A2, 0.64%, 02/25/46	106,076	16,708
0.50%, 03/25/47 (d)*	3,644,936	365
0.06%, 05/25/47 (d)*	949,222	95
Structured Asset Mortgage Investments, Inc. (a)
0.59%, 07/25/36	485,130	83,241
Series 2006-AR7, Class B1, 0.68%, 08/25/36	2,450,000	90,848
Series 2005-AR2, Class 2A1, 0.54%, 05/25/45	592,390	265,754
Structured Asset Securities Corp., Series 2005-6, Class B2, 5.40%, 05/25/35	164,710	27,557
WaMu Mortgage Pass Through Certificates (a)
Series 2006-AR10, Class 1A1, 5.93%, 09/25/36	771,496	496,405
Series 2005-AR6, Class 2AB3, 0.58%, 04/25/45	900,290	280,038
Series 2005-AR8, Class 2AB3, 0.67%, 07/25/45	482,898	128,372
0.57%, 10/25/45	45,732	45,297
Series 2006-AR7, Class 2A, 2.42%, 07/25/46	786,707	313,479
Washington Mutual Mortgage Pass-Through Certificates (a)
Series 2007-OA1, Class CA1B, 0.51%, 12/25/46	584,225	118,207
Series 2007-OA2, Class CA1B, 0.49%, 01/25/47	609,550	118,211
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2, Class 3A1, 5.75%, 03/25/36	479,575	336,751
Series 2006-AR11, Class A7, 5.51%, 08/25/36	725,121	206,940
Series 2007-14, Class 1A1, 6.00%, 10/25/37	441,741	351,115

Total Collateralized Mortgage Obligations (cost $15,694,217)		8,918,775

Commercial Mortgage Backed Securities 2.5%

Banc of America Commercial Mortgage, Inc.
Series 2003-1, Class SBE, 6.77%, 03/11/32 (b)	164,683	186,549

2009 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)
	Principal Amount	Market Value

Banc of America Commercial Mortgage, Inc. (continued)
Series 2004-3, Class A3, 5.30%, 06/10/39	$23,122	$23,093
Series 2005-2, Class A3, 4.61%, 07/10/43 (a)	201,095	199,796
Series 2006-2, Class A4, 5.74%, 05/10/45 (a)	455,000	379,454
Series 2007-2, Class A2, 5.63%, 04/10/49	100,000	90,794
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A2, 6.48%, 02/15/35	150,000	152,135
Series 2003-T12, Class A4, 4.68%, 08/13/39	75,000	69,110
Series 2005-T20, Class A1, 4.94%, 10/12/42	75,001	75,339
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	15,000	11,997
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	50,000	40,694
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A2, 5.77%, 06/10/46	20,000	18,827
Crown Castle Towers LLC (b)
Series 2005-1A, Class AFL, 0.70%, 06/15/35 (a)	170,000	162,350
Series 2005-1A, Class AFX, 4.64%, 06/15/35 (a)	220,000	214,500
Series 2005-1A, Class C, 5.07%, 06/15/35	60,000	58,200
Series 2006-1A, Class B, 5.36%, 11/15/36	25,000	23,843
Series 2006-1A, Class C, 5.47%, 11/15/36	80,000	78,400
Series 2006-1A, Class D, 5.77%, 11/15/36	60,000	58,800
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class C, 6.73%, 12/18/35	65,000	62,243
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class A2, 7.39%, 12/15/31	6,533	6,574
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class C, 6.40%, 03/15/33 (b)	25,000	22,997
GE Capital Commercial Mortgage Corp.
Series 2001-1, Class B, 6.72%, 05/15/33	80,000	81,372
Series 2002-1A, Class A3, 6.27%, 12/10/35	525,000	535,217
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1, Class A3, 5.38%, 07/12/37	305,000	302,167
Series 2006-LDP7, Class ASB, 5.88%, 04/15/45 (a)	45,000	42,082
Series 2007-CB20, Class AJ, 6.10%, 02/12/51 (a)	40,000	12,047
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A2, 4.21%, 08/15/10	58,849	58,430
Series 2000-C5, Class A2, 6.51%, 12/15/26	51,151	52,759
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2, 4.96%, 07/12/38	425,000	417,572
Series 2005-CIP1, Class AM, 5.11%, 07/12/38 (a)	100,000	62,855
Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 6.98%, 04/15/33	34,263	34,214
Morgan Stanley Dean Witter Capital I, Series 2001-DFMA, Class A, 6.00%, 03/14/11 (b)	177,890	178,074

Total Commercial Mortgage Backed Securities (cost $3,497,729)		3,712,484

Common Stock 0.0%

	Shares	Market Value

Telecommunications 0.0%
XO Holdings*	248	76

Total Common Stock (cost $—)		76

Preferred Stock 0.1% (b)

Diversified Financial Services 0.1%
Preferred Blocker, Inc., 7.00%	216	92,893

Total Preferred Stock (cost $104,795)		92,893

14 Semiannual Report 2009

Sovereign Bonds 18.9%

	Principal Amount	Market Value

ARGENTINA 0.9%
Argentina Government International Bond, 8.28%, 12/31/33	$1,953,567	$1,025,623
Republic of Argentina, 1.68%, 08/03/12 (a)	1,250,000	303,125

		1,328,748

BRAZIL 1.1%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,955,000	1,388,014
Brazilian Government International Bond
8.00%, 01/15/18	172,000	192,640
8.88%, 04/15/24	100,000	124,250

		1,704,904

CANADA 0.7%
Canada Housing Trust, Series 22, 3.55%, 09/15/13	780,000	692,294
Canadian Government Bond, 5.25%, 06/01/12	330,000	310,993

		1,003,287

COLOMBIA 0.8%
Colombia Government International Bond, 7.38%, 01/27/17	100,000	107,650
Republic of Colombia, 9.85%, 06/28/27	1,660,000,000	785,389
Republic of Columbia, 7.38%, 03/18/19	235,000	250,863

		1,143,902

ECUADOR 0.1%
Ecuador Government International Bond, 9.38%, 12/15/15	192,000	138,240

EL SALVADOR 0.1%
El Salvador Government International Bond, 7.65%, 06/15/35	105,000	88,200

FRANCE 0.4%
France Government Bond OAT, 4.00%, 04/25/18	450,000	649,862

GERMANY 4.3%
Bundesrepublik Deutschland
4.50%, 01/04/13	1,000,000	1,512,814
Series 08, 4.25%, 07/04/18	1,365,000	2,058,691
Series 05, 4.00%, 01/04/37	2,250,000	3,035,832

		6,607,337

INDONESIA 0.5% (b)
Indonesia Government International Bond, 7.75%, 01/17/38	290,000	263,900
Republic of Indonesia, 8.80%, 04/23/14	500,000	527,195

		791,095

JAPAN 0.3%
Japan Government Ten Year Bond, 0.80%, 03/20/13	50,000,000	524,037

MEXICO 1.3%
Mexican Bonos
8.00%, 12/19/13	8,385,000	655,963
8.00%, 12/17/15	10,570,000	813,250
Mexico Government International Bond
8.38%, 01/14/11	235,000	257,325
6.75%, 09/27/34	225,000	226,913

		1,953,451

PANAMA 0.1%
Panama Government International Bond, 7.25%, 03/15/15	105,000	114,450

PERU 0.3%
Peruvian Government International Bond, 6.55%, 03/14/37	270,000	261,900
Republic of Peru, 7.13%, 03/30/19	155,000	165,463

		427,363

POLAND 0.6%
Poland Government Bond
Series 0413, 5.25%, 04/25/13	1,360,000	423,684
Series 1019, 5.50%, 10/25/19	1,400,000	412,206

		835,890

RUSSIAN FEDERATION 0.9%
Russia Government International Bond, 7.50%, 03/31/30	1,411,150	1,389,277

2009 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)
	Principal Amount	Market Value

SOUTH AFRICA 0.1%
South Africa Government International Bond, 6.88%, 05/27/19	$180,000	$184,950

SPAIN 2.4%
Spain Government Bond
5.15%, 07/30/09	2,250,000	3,164,347
6.15%, 01/31/13	330,000	520,383

		3,684,730

TURKEY 0.7%
Republic of Turkey, 7.50%, 11/07/19	135,000	140,400
Turkey Government Bond, 14.00%, 01/19/11	1,465,000	980,411

		1,120,811

UKRAINE 0.3% (a)
Ukraine Government International Bond, 5.15%, 08/05/09	455,000	443,625

UNITED KINGDOM 1.8%
United Kingdom Gilt
5.00%, 09/07/14	928,000	1,679,178
4.50%, 03/07/19	570,000	998,367
5.00%, 03/07/25	55,000	98,498

		2,776,043

VENEZUELA 1.2%
Venezuela Government International Bond
10.75%, 09/19/13	440,000	363,000
5.75%, 02/26/16	2,645,000	1,514,262

		1,877,262

Total Sovereign Bonds (cost $26,179,873)		28,787,464

U.S. Government Sponsored & Agency Obligations 4.4%

Federal Home Loan Mortgage Corp.
3.00%, 07/28/14	135,000	135,273
5.13%, 11/17/17	265,000	289,891
Federal National Mortgage Association
1.75%, 03/23/11	675,000	681,417
5.00%, 05/11/17	1,050,000	1,140,230
U.S. Treasury Bonds, 3.50%, 02/15/39	2,410,000	2,083,903
U.S. Treasury Notes
2.25%, 05/31/14	1,550,000	1,529,168
2.63%, 06/30/14	100,000	100,313
3.13%, 05/15/19	580,000	560,970
United States Treasury Note, 3.75%, 11/15/18	176,000	179,040

Total U.S. Government Sponsored & Agency Obligations (cost $6,566,711)		6,700,205

U.S. Government Mortgage Backed Agencies 14.7%

Fannie Mae Pool
Pool # 50946, 6.50%, 12/01/23	17,025	18,159
Pool # 346286, 6.50%, 05/01/26	47,124	50,835
Pool # 370191, 6.50%, 01/01/27	3,127	3,373
Pool # 251752, 6.50%, 06/01/28	78,779	84,935
Pool # 252009, 6.50%, 07/01/28	203,993	219,934
Pool # 415967, 6.50%, 10/01/28	72,816	78,507
Pool # 457953, 6.50%, 01/01/29	62,204	67,065
Pool # 482616, 6.50%, 02/01/29	144,243	155,335
Pool # 323591, 6.50%, 03/01/29	139,146	150,020
Pool # 540017, 8.00%, 05/01/30	5,818	6,348
Pool # 564363, 8.00%, 01/01/31	1,660	1,812
Pool # 564993, 7.50%, 03/01/31	14,185	15,486
Pool # 606566, 7.50%, 10/01/31	12,566	13,717
Pool # 642656, 7.00%, 07/01/32	55,264	60,491
Pool # 555533, 6.50%, 04/01/33	64,129	68,920
Pool # 741875, 6.50%, 09/01/33	28,214	30,260
Pool # 886574, 3.99%, 08/01/36 (a)	776,337	792,840
Pool # 968154, 6.00%, 01/01/38	164,997	172,683
Pool # 257231, 5.50%, 06/01/38	3,475,944	3,592,680

16 Semiannual Report 2009

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Federal National Mortgage Association TBA
4.00%, 07/13/39	$2,000,000	$1,939,375
4.50%, 07/13/39	3,590,000	3,582,145
5.00%, 07/13/39	365,000	371,616
Freddie Mac
Pool # 170271, 12.00%, 08/01/15	112,103	126,514
Gold, Pool # C90381, 7.50%, 11/01/20	1,022	1,109
Gold, Pool # C00712, 6.50%, 02/01/29	21,273	22,869
Gold, Pool # C39060, 8.00%, 06/01/30	484	532
Gold, Pool # C41531, 8.00%, 08/01/30	2,232	2,456
Gold, Pool # C42327, 8.00%, 09/01/30	1,813	1,994
Gold, Pool # C01104, 8.00%, 12/01/30	25,129	27,640
Gold, Pool # C48997, 8.00%, 03/01/31	85,137	93,646
Gold, Pool # C49587, 8.00%, 03/01/31	19,038	20,854
Gold, Pool # C50477, 8.00%, 04/01/31	33,382	36,567
Gold, Pool # C53381, 8.00%, 06/01/31	4,674	5,141
Pool # C69951, 6.50%, 08/01/32	26,715	28,635
Gold, Pool # G02170, 6.00%, 04/01/36	845,576	884,172
Gold, Pool # G05087, 5.00%, 01/01/37	4,032,583	4,117,487
Gold, Pool # C02851, 5.50%, 05/01/37	3,631,564	3,754,094
Gold, Pool # A66094, 6.00%, 09/01/37	367,881	384,386
Gold, Pool # A70365, 6.00%, 09/01/37	61,993	64,774
Gold, Pool # A78751, 6.00%, 06/01/38	220,875	230,772
Gold, Pool # A80985, 6.00%, 08/01/38	743,046	776,340
Gold, Pool # G04674, 6.00%, 08/01/38	291,498	304,559

Total U.S. Government Mortgage Backed Agencies (cost $21,902,328)		22,361,077

Yankee Dollars 7.0%

	Principal Amount	Market Value

Advertising 0.1%
WPP Finance UK, 8.00%, 09/15/14	215,000	218,338

Agriculture 0.2%
Ciliandra Perkasa Finance Co. Pte Ltd., 10.75%, 12/08/11	270,000	251,663

Apparel 0.2%
Polo Ralph Lauren Corp., 4.50%, 10/04/13	250,000	317,704

Banks 0.6% (b)
Industrial Bank of Korea, 7.13%, 04/23/14	245,000	252,633
Resona Bank Ltd., 5.85%, 09/15/49 (a)	625,000	471,875
RSHB Capital SA, 9.00%, 06/11/14	140,000	141,400

		865,908

Commerical Services 0.1% (b)
DP World Ltd., 6.85%, 07/02/37	170,000	113,050

Computers 0.1%
Seagate Technology HDD Holdings, 6.38%, 10/01/11	35,000	33,469
Seagate Technology International, 10.00%, 05/01/14 (b)	165,000	170,156

		203,625

Diversified Financial Services 1.0%
BP Capital Markets PLC, 4.75%, 03/10/19	165,000	164,134
TDIC Finance Ltd., 6.50%, 07/02/14	735,000	736,837
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 03/05/14 (b)	350,000	301,000
5.67%, 03/05/14	405,000	349,313

		1,551,284

Electric 0.7% (b)
Majapahit Holding BV, 7.88%, 06/29/37	1,330,000	997,500

Energy-Alternate Sources 0.1% (b)
Power Sector Assets & Liabilities Management Corp., 7.25%, 05/27/19	180,000	181,350

2009 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Yankee Dollars (continued)
	Principal Amount	Market Value

Forest Products & Paper 0.4%
Catalyst Paper Corp., Series D, 8.63%, 06/15/11	$350,000	$210,000
Norske Skogindustrier ASA, 6.13%, 10/15/15 (b)	175,000	103,250
Sappi Papier Holding AG, 6.75%, 06/15/12	350,000	234,500

		547,750

Iron/Steel 0.2%
ArcelorMittal, 9.85%, 06/01/19	305,000	329,160

Metals & Mining 0.0% (c)(d)*
Murrin Holdings, 9.38%, 08/31/07	125,000	0

Mining 0.5%
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	465,000	516,849
Teck Resources Ltd., 9.75%, 05/15/14 (b)	180,000	186,300

		703,149

Oil & Gas 0.3%
Empresa Nacional del Petroleo SA, 6.25%, 07/08/19 (b)	185,000	183,416
OPTI Canada, Inc., 8.25%, 12/15/14	260,000	171,600
Petro-Canada, 6.05%, 05/15/18	45,000	44,780
Transocean, Inc., 6.00%, 03/15/18	35,000	36,387

		436,183

Real Estate 0.1% (b)
Atlantic Finance Ltd., 8.75%, 05/27/14	180,000	177,316

Regional(state/province) 0.3%
New South Wales Treasury Corp., Series 17RG, 5.50%, 03/01/17	665,000	514,756

Telecommunications 1.6%
America Movil SAB de CV, 6.13%, 11/15/37	184,000	168,222
France Telecom SA, 4.38%, 07/08/14	265,000	267,062
Inmarsat Finance II PLC, 10.38%, 11/15/12	200,000	207,000
Nokia Corp.
5.38%, 05/15/19	110,000	111,291
6.63%, 05/15/39	145,000	153,110
Qtel International Finance Ltd., 7.88%, 06/10/19 (b)	685,000	696,903
Telemar Norte Leste SA, 9.50%, 04/23/19 (b)	555,000	604,256
Vodafone Group PLC
5.63%, 02/27/17	175,000	177,743
5.45%, 06/10/19	105,000	103,252

		2,488,839

Transportation 0.5%
Canadian National Railway Co., 5.55%, 05/15/18	45,000	47,010
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	450,000	427,500
12.50%, 04/01/16 (b)	250,000	253,750
		728,260

Total Yankee Dollars (cost $9,737,566)		10,625,835

Convertible Corporate Bonds 0.2%

Coal 0.1%
International Coal Group, Inc., 9.00%	135,000	112,050

Transportation 0.1%
Horizon Lines, Inc., 4.25%	215,000	150,769

Total Convertible Corporate Bonds (cost $200,470)		262,819

Warrants 0.0%

Banks 0.0%
Central Bank of Nigeria (d)	500	5

Telecommunications 0.0%
XO Holdings, Inc., 01/16/10*	499	3
XO Holdings, Inc., 01/16/10*	374	0
XO Holdings, Inc., 01/16/10*	374	1

		4

Total Warrants (cost $—)		9

18 Semiannual Report 2009

Repurchase Agreements 4.3%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $4,412,204 collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $4,500,437	$4,412,193	$4,412,193
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $2,160,040, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $2,203,238	2,160,037	2,160,037

Total Repurchase Agreements (cost $6,572,230)		6,572,230

Total Investments (cost $155,580,730) (e) — 102.0%		154,977,189

Liabilities in excess of other assets — (2.0)%		(3,001,862)

NET ASSETS — 100.0%		$151,975,327

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $22,070,846 which represents 14.52% of net assets.

(c)	Security in default.

(d)	Fair Valued Security.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

ASA	Stock Corporation

JP	Japan

LLC	Limited Liability Company

LP	Limited Partnership

Ltd	Limited

NA	National Association

PIK	Paid-In-Kind

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

TBA	To Be Announced.

UK	United Kingdom

At June 30, 2009, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

18	U.S. Treasury Bonds	09/21/09	$2,130,469	$(23,789)

			$2,130,469	$(23,789)

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

18	U.S. Treasury 10 Year Note	09/23/09	$2,092,781	$9,680
2	JPN 10 Year Bond	09/30/09	2,867,525	51,822
79	U.S. Treasury 2 Year Note	09/30/09	17,081,281	(12,786)
142	U.S. Treasury 5 Year Note	09/30/09	16,290,063	(164,493)

			$38,331,650	$(115,777)

At June 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	07/30/09	(355,000)	$(279,715)	$(285,292)	$(5,577)
Brazilian Real	07/02/09	(190,000)	(95,814)	(96,978)	(1,164)
British Pound	07/30/09	(180,000)	(296,424)	(296,092)	332
British Pound	07/30/09	(460,000)	(757,528)	(756,678)	850
British Pound	07/30/09	(1,055,000)	(1,737,374)	(1,735,426)	1,948
British Pound	07/30/09	(244,345)	(399,271)	(401,936)	(2,665)
Canadian Dollar	07/30/09	(710,000)	(617,325)	(610,642)	6,683
Euro	07/31/09	(105,870)	(136,640)	(148,504)	(11,864)
Euro	07/31/09	(70,580)	(91,093)	(99,002)	(7,909)
Euro	07/31/09	(15,000)	(21,023)	(21,040)	(17)
Euro	07/31/09	(210,000)	(295,628)	(294,567)	1,061
Euro	07/31/09	(70,000)	(98,106)	(98,189)	(83)
Euro	07/31/09	(3,375,000)	(4,751,156)	(4,734,106)	17,050
Japanese Yen	07/30/09	(6,684,650)	(70,000)	(69,426)	574
Japanese Yen	07/30/09	(1,432,425)	(15,000)	(14,877)	123

Total Short Contracts			$(9,662,097)	$(9,662,755)	$(658)

Long Contracts:
British Pound	07/30/09	23,203	$37,944	$38,168	$224
Japanese Yen	07/30/09	28,145,000	295,998	292,312	(3,686)
Japanese Yen	07/30/09	5,290,000	55,635	54,942	(693)
Japanese Yen	07/30/09	227,031,375	2,391,886	2,357,934	(33,952)

Total Long Contracts			$2,781,463	$2,743,356	$(38,107)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 19

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Multi
Sector Bond Fund

Assets:
Investments, at value (cost $149,008,500)	$148,404,959
Repurchase agreements, at value and cost	6,572,230

Total Investments	154,977,189

Cash	146,529
Deposits with broker for futures	17,442
Foreign currencies, at value (cost $142,952)	143,085
Interest and dividends receivable	2,365,331
Receivable for capital shares issued	156,522
Receivable for investments sold	4,862,886
Unrealized appreciation on forward foreign currency contracts (Note 2)	28,845
Reclaims receivable	6,781
Prepaid expenses and other assets	2,232

Total Assets	162,706,842

Liabilities:
Payable for variation margin on futures contracts	19,807
Payable for investments purchased	10,462,430
Unrealized depreciation on forward foreign currency contracts (Note 2)	67,610
Interest payable	44,185
Payable for capital shares redeemed	4,382
Accrued expenses and other payables:
Investment advisory fees	78,075
Fund administration fees	5,915
Administrative services fees	19,424
Custodian fees	2,969
Trustee fees	291
Compliance program costs (Note 3)	3,093
Professional fees	9,377
Printing fees	10,689
Other	3,268

Total Liabilities	10,731,515

Net Assets	$151,975,327

Represented by:
Capital	$187,846,798
Accumulated undistributed net investment income	354,947
Accumulated net realized losses from investments, futures, options and foreign currency transactions	(35,476,925)
Net unrealized appreciation/(depreciation) from investments	(603,541)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(139,566)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(38,765)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	32,379

Net Assets	$151,975,327

Net Assets:
Class I Shares	$151,975,327

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	19,386,753

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.84

The accompanying notes are an integral part of these financial statements.

20 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Multi
Sector Bond Fund

INVESTMENT INCOME:
Interest income	$5,571,867
Dividend income	5,954
Foreign tax withholding	(5,364)

Total Income	5,572,457

EXPENSES:
Investment advisory fees	539,611
Fund administration fees	35,147
Administrative services fees Class I Shares	108,852
Custodian fees	9,732
Trustee fees	2,882
Compliance program costs (Note 3)	1,006
Professional fees	15,498
Printing fees	25,651
Other	31,527

Total expenses before earnings credit and expenses waived/reimbursed	769,906
Earnings credit (Note 4)	(2,701)
Investment advisory fees waived	(23,381)
Expenses reimbursed by adviser (Note 3)	(25,515)

Net Expenses	718,309

NET INVESTMENT INCOME	4,854,148

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,435,257)
Net realized gains from futures transactions (Note 2)	30,159
Net realized gains from options transactions (Note 2)	51,472
Net realized losses from forward foreign currency transactions (Note 2)	(278,669)

Net realized losses from investment, futures, options and foreign currency transactions	(1,632,295)

Net change in unrealized appreciation/(depreciation) from investments	13,297,638
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(556,597)
Net change in unrealized appreciation(depreciation) from options (Note 2)	(62,349)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(467,154)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	59,625

Net change in unrealized appreciation/(depreciation) from investments, futures, options, foreign currency translations and foreign currency transactions	12,271,163

Net realized/unrealized gains from investments, futures, options, foreign currency translations and foreign currency transactions	10,638,868

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,493,016

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 21

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$4,854,148	$10,188,110
Net realized losses from investment, futures, options and foreign currency	(1,632,295)	(32,094,262)
Net change in unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	12,271,163	(15,518,340)

Change in net assets resulting from operations	15,493,016	(37,424,492)

Distributions to Shareholders From:
Net investment income:
Class I	(5,389,304)	(13,395,303)
Net realized gains:
Class I	–	(4,621,373)

Change in net assets from shareholder distributions	(5,389,304)	(18,016,676)

Change in net assets from capital transactions	(1,497,717)	(41,426,047)

Change in net assets	8,605,995	(96,867,215)

Net Assets:
Beginning of period	143,369,332	240,236,547

End of period	$151,975,327	$143,369,332

Accumulated undistributed net investment income at end of period	$354,947	$890,103

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$25,289,297	$35,934,209
Dividends reinvested	5,389,304	18,016,676
Cost of shares redeemed	(32,176,318)	(95,376,932)

Total Class I	$(1,497,717)	$(41,426,047)

SHARE TRANSACTIONS:
Class I Shares
Issued	3,355,274	4,083,898
Reinvested	721,222	2,255,941
Redeemed	(4,280,711)	(11,124,380)

Total Class I Shares	(204,215)	(4,784,541)

Total change in shares	(204,215)	(4,784,541)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(d)		Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.32	0.25	0.55	0.80	(0.28)	–	(0.28)	$7.84	11.19%	$151,975,327	1.00%	6.74%	1.07%		141.92%
Year Ended December 31, 2008	$9.86	0.50	(2.17)	(1.67)	(0.65)	(0.22)	(0.87)	$7.32	(17.29%)	$143,369,332	0.98%	5.20%	1.01%		85.31%
Year Ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	–	(0.39)	$9.86	4.62%	$240,236,547	1.01%	4.65%	1	.01%(e)	101.00%
Year Ended December 31, 2006	$9.78	0.43	0.02	0.45	(0.40)	(0.02)	(0.42)	$9.81	4.84%	$241,027,210	1.02%	4.24%	1	.02%(e)	100.56%
Year Ended December 31, 2005	$10.00	0.42	(0.20)	0.22	(0.39)	(0.05)	(0.44)	$9.78	2.18%	$258,958,396	1.03%	4.26%	1	.03%(e)	157.82%
Year Ended December 31, 2004	$9.86	0.42	0.21	0.63	(0.49)	–	(0.49)	$10.00	6.53%	$238,502,452	1.01%	4.23%	1	.01%(e)	212.84%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 23

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”) (formerly “Van Kampen NVIT Multi Sector Bond Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

24 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Asset-Backed Securities	$—	$4,573,939	$—	$4,573,939

Corporate Bonds	—	62,369,383	—	62,369,383

Collateralized Mortgage Obligations	—	8,908,305	10,470	8,918,775

Commercial Mortgage Backed Securities	—	3,712,484	—	3,712,484

Preferred Stock	—	92,893	—	92,893

Sovereign Bonds	—	28,787,464	—	28,787,464

U.S. Government Sponsored & Agency Obligations	—	6,700,205	—	6,700,205

U.S. Government Mortgage Backed Securities	—	22,361,077	—	22,361,077

Yankee Dollars	—	10,625,835	—	10,625,835

Convertible Corporate Bonds	—	262,819	—	262,819

Warrants	80	—	5	85

Repurchase Agreements	—	6,572,230	—	6,572,230

Futures	(139,566)	—	—	(139,566)

Forward Foreign Currency Contracts	—	(38,765)	—	(38,765)

	$(139,486)	$154,927,869	$10,475	$154,798,858

Amounts designated as “—” are zero.

26 Semiannual Report 2009

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	NVIT Multi Sector Bond Fund
	Collateralized Mortgage
	Obligations	Warrants	Total

Balance as of 12/31/2008	$193,002	$—	$193,002

Accrued Accretion / (Amortization)	—	—	—

Change in Unrealized Appreciation / (Depreciation)	(1,989)	—	(1,989)

Net Purchase / (Sales)	(104,794)	5	(104,789)

Transfers In / (Out) of Level 3	(75,749)	—	(75,749)

Balance as of 6/30/2009	$10,470	$5	$10,475

The total change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to level 3 investments still held at June 30, 2009 includes:
	$(1,989)	$—	$(1,989)

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of

2009 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Operations under “Net realized losses from forward foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

(e)	Written Options Contracts

The Fund is subject to foreign currency exchange risk, credit risk and interest rate risk in the normal course of pursuing its objective. The Fund may purchase or write put and call options on foreign currencies, securities or interest rates to gain exposure to, or to hedge against changes in, the value of foreign currencies, securities or interest rates. The Fund may also write put or call options in order to enhance income by reason of premiums paid by the purchasers of such options. A call option gives the purchaser the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised by the purchaser), the underlying position at a predetermined exercise price. A put option gives the purchaser the right (but not the obligation) to sell, and obligates the writer to buy (if the option is exercised by the purchaser), the underlying position at a predetermined exercise price. When the Fund purchases an option, it pays the writer a premium as consideration for the option. When the Fund writes an option, it receives a premium.

28 Semiannual Report 2009

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If a call option the Fund has written is exercised, the premium is added to the proceeds from the sale of the underlying position in determining whether the Fund has realized a gain or loss. If a put option the Fund has written is exercised, the premium reduces the cost basis of the assets purchased by the Fund. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a last quoted sale price, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

When the Fund writes an option, it bears the market risk of an unfavorable change in the price of the security [or currency] underlying the written option. When the Fund buys an option, it bears the risk of loss of the premium if the Fund chooses not to exercise the option. There is minimal counterparty credit risk to the Fund with respect to exchange-traded options, because such options are issued by a clearing organization affiliated with the exchange on which the options are listed that, in effect, guarantees completion of every exchange-traded option transaction. Over-the-counter option transactions are contracts between the Fund and the counterparty with no clearing organization guarantee. Therefore, failure of the counterparty to fulfill its obligations under an over-the-counter option would cause the Fund to lose any premium paid as well as any expected benefit of the transaction.

Options, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on options,” and in the Statement of Operations under “Net realized gains from option transactions” and “Net change in unrealized appreciation/(depreciation) from options.”

Fair Values of Derivative Instruments as of June 30, 2009

Derivatives not	Asset Derivatives		Liability Derivatives
accounted for as	Statement of Assets and		Statement of Assets and
hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$28,845	Unrealized depreciation on forward foreign currency contracts	$(67,610)

Interest Rate Contracts*	Net Assets - Net Unrealized Appreciation from futures	61,502	Net Assets - Net Unrealized Depreciation from futures	(201,068)

Total		$90,347		$(268,678)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain of (Loss) on Derivatives Recognized in Operations

Derivatives not accounted
for as hedging			Forward Foreign
instruments under FAS 133	Options	Futures	Currency Contracts	Total

Interest rate contracts	$51,472	$30,159	$—	$81,631

Foreign exchange contracts	—	—	(408,937)	(408,937)

Total	$51,472	$30,159	$(408,937)	$(327,306)

2009 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted
for as hedging			Forward Foreign
instruments under FAS 133	Options	Futures	Currency Contracts	Total

Interest rate contracts	$(62,349)	$(556,597)	$—	$(618,946)

Foreign exchange contracts	—	—	(467,154)	(467,154)

Total	$(62,349)	$(556,597)	$(467,154)	$(1,086,100)

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

The fund values its derivatives at fair value, as described above and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting as prescribed by FAS 133, even for derivatives employed as economic hedges.

The following is a summary of written option activity for the six months ended June 30, 2009, by the Fund (dollar amounts in thousands):

		Premiums
Written Options	Contracts	Received

Balance at beginning of period	131	$65

Options written	264	73

Options expired	—	—

Options terminated in closing purchase transactions	(395)	(138)

Options outstanding at end of period	—	$—

Amounts designated as “—” are zero.

(f)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(g)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate

30 Semiannual Report 2009

that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

(k)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

2009 Semiannual Report 31

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. On January 16, 2009, Logan Circle Partners L.P. (the “subadviser”) became the subadviser to the Fund. Prior to January 16, 2009, Morgan Stanley Investment Management, Inc. was subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

32 Semiannual Report 2009

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $200 million	0.75%

$200 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $214,003 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.85% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Year	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$—	$—	$25,515

The Trust and the Adviser have entered into a written agreement waiving management fees in the amount of 0.05%, as a percentage of the Fund’s daily average net assets, for all share classes of the Fund. This agreement was in effect through April 30, 2009. The Adviser may not collect on, or make claim for, such waived fees at any time in the future.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

2009 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I of the Fund.

For the six months ended June 30, 2009, NFS received $106,906 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,006.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

34 Semiannual Report 2009

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $229,543,743 and sales of $185,069,266 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had purchases of $42,741,875 and sales of $43,048,152 of U.S. Government Securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$156,186,203	$10,342,298	$(11,551,312)	$(1,209,014)

2009 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

36 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory Agreement

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 37

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

After noting that the Board was scheduled to consider the termination of Morgan Stanley Investment Management Inc. (“Morgan Stanley”) as sub-adviser to the Fund and the proposed appointment of Logan Circle Partners, L.P. (“Logan Circle”) as the new sub-adviser to the Fund later in the meeting, the Trustees agreed that, in addition to considering the continuation of the investment advisory agreement with NFA, it was prudent to consider the continuation of the Fund’s sub-advisory agreement with Morgan Stanley in order to allow for the scheduling of an orderly sub-adviser transition. The Trustees took these factors into account when considering the continuation of the Fund’s Advisory Agreement with Morgan Stanley. The Trustees also reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Morgan Stanley, the Fund’s current sub-adviser. Turning to performance, the Trustees noted that the Fund’s performance for Class I shares for each of the one-, three-, and five-year periods ended September 30, 3008 was in the fifth quintile of its peer group and below the performance of the Fund’s benchmark, which is a 60%/15%/15%/10% blend of the Citigroup U.S. Broad Investment-Grade Bond Index, the Citigroup U.S. High-Yield Market Index, the Citigroup World Government Bond Index (Unhedged), and the J.P. Morgan Emerging Markets Bond Index. The Trustees noted recent declines in value of non-agency mortgages and its impact on the Fund. The Trustees noted that the Fund is on the watch list and under close review, and in this regard, considered that a new sub-adviser had been proposed for the Fund.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory for Class I shares were in the fifth quintile of its peer group, but also considered that the fees were only 2 basis points above the median. The Trustees also noted that the Fund’s total expenses were in the third quintile and above the median of its peer group. In this regard, the Trustees noted that Fund management proposed expense caps for the Fund at current expense levels in light of recent asset declines. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared had not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

38 Semiannual Report 2009

B. Approval of New Subadvisory Agreement

At the December 3, 2008 and January 16, 2009 meetings, the Board, including the Independent Trustees, discussed and unanimously approved the replacement of Morgan Stanley as a sub-adviser to the Fund with Logan Circle as sub-adviser to the Fund. The Trustees were provided with detailed materials relating to Logan Circle in advance of and at these meetings. The Independent Trustees met in executive session with their Independent Legal Counsel prior to the meetings to discuss information relating to the replacement of Morgan Stanley with Logan Circle and the possible effect on the Fund. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed Morgan Stanley’s performance record for the 1-, 3- and 5-year periods, noting that returns continued on a downward trend relative to both the Fund’s benchmark and fixed-income funds peer group. The Board reviewed Logan Circle’s investment strategy for multi-sector fixed income products, as well as Logan Circle’s process and performance record with respect to non-agency securities. The Board also examined and considered the experience of the investment personnel of Logan Circle that would be managing the Fund.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Logan Circle. The Board also reviewed the comparative performance of the Fund based on data provided by Lipper. The Trustees concluded that the historical investment performance record of the portfolio managers who were expected to manage the Fund, in combination with various other factors, supported a decision to approve the subadvisory agreement. The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the subadvisory agreement, as Logan Circle’s fee are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Logan Circle were fair and reasonable. The Board noted that the Fund’s current advisory and subadvisory fee schedules include breakpoints that are intended to result in fee reductions to shareholders over time as assets increase. The Board considered the factor of profitability to Logan Circle as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Logan Circle as a result of its relationship with the Fund. However, since the subadvisory relationship with Logan Circle is new, the Board determined that it was not possible to accurately assess either factor at this time.

The Board reviewed the terms of the subadvisory agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Logan Circle were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the subadvisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the subadvisory agreement.

2009 Semiannual Report 39

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

40 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 41

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

42 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 43

NVIT Multi-Manager Small Cap Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Multi-Manager Small Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Multi-Manager Small Cap Growth Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,054.90	6.58	1.29
	Hypothetical	[b]	1,000.00	1,018.40	6.48	1.29

Class II	Actual		1,000.00	1,053.70	7.84	1.54
	Hypothetical	[b]	1,000.00	1,017.16	7.73	1.54

Class III	Actual		1,000.00	1,055.30	6.57	1.29
	Hypothetical	[b]	1,000.00	1,018.40	6.48	1.29

Class Y	Actual		1,000.00	1,055.90	5.80	1.14
	Hypothetical	[b]	1,000.00	1,019.16	5.71	1.14

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	92.2%
Repurchase Agreements	6.0%
Other assets in excess of liabilities	1.8%

100.0%

Top Industries

Software	13.8%
Internet Software & Services	6.9%
Health Care Providers & Services	5.5%
Hotels, Restaurants & Leisure	5.2%
Specialty Retail	4.7%
Health Care Equipment & Supplies	4.6%
Semiconductors & Semiconductor Equipment	4.3%
Health Care Technology	4.2%
Oil, Gas & Consumable Fuels	3.4%
Machinery	3.3%
Other Industries*	44.1%

100.0%

Top Holdings

athenahealth, Inc.	2.2%
Riverbed Technology, Inc.	2.0%
NuVasive, Inc.	1.7%
HMS Holdings Corp.	1.6%
O’Reilly Automotive, Inc.	1.5%
Constant Contact, Inc.	1.5%
American Public Education, Inc.	1.4%
Concur Technologies, Inc.	1.4%
MICROS Systems, Inc.	1.3%
VistaPrint Ltd.	1.3%
Other Holdings*	84.1%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 92.2%

	Shares	Market Value

Aerospace & Defense 0.8%
Aerovironment, Inc.*	19,900	$614,114

Biotechnology 1.0%
Alexion Pharmaceuticals, Inc.*	19,340	795,261

Capital Markets 2.9%
Greenhill & Co., Inc.	3,910	282,341
optionsXpress Holdings, Inc.	16,540	256,866
Riskmetrics Group, Inc.*	24,600	434,436
Stifel Financial Corp.*	12,050	579,485
Waddell & Reed Financial, Inc., Class A	23,800	627,606

		2,180,734

Chemicals 0.4%
Intrepid Potash, Inc.*	9,810	275,465

Commercial Banks 0.6%
Signature Bank*	17,460	473,515

Commercial Services & Supplies 2.6%
Clean Harbors, Inc.*	4,410	238,096
Copart, Inc.*	12,780	443,083
Stericycle, Inc.*	10,050	517,876
TETRA Tech, Inc.*	15,280	437,772
Waste Connections, Inc.*	12,730	329,834

		1,966,661

Communications Equipment 3.0%
Aruba Networks, Inc.*	31,810	278,019
F5 Networks, Inc.*	12,240	423,382
Riverbed Technology, Inc.*	67,450	1,564,165

		2,265,566

Computers & Peripherals 1.2%
3PAR, Inc.*	42,450	526,380
Synaptics, Inc.*	10,530	406,985

		933,365

Construction & Engineering 1.6%
Aecom Technology Corp.*	12,590	402,880
Chicago Bridge & Iron Co. NV	34,350	425,940
MYR Group, Inc.*	20,970	424,013

		1,252,833

Containers & Packaging 0.4%
Rock-Tenn Co., Class A	7,880	300,701

Distributors 1.2%
LKQ Corp.*	56,688	932,518

Diversified Consumer Services 2.8%
American Public Education, Inc.*	27,490	1,088,879
Capella Education Co.*	10,950	656,452
Strayer Education, Inc.	1,850	403,504

		2,148,835

Diversified Financial Services 1.7%
Financial Federal Corp.	33,725	693,049
MSCI, Inc., Class A*	24,550	600,002

		1,293,051

Electrical Equipment 0.6%
Regal-Beloit Corp.	11,620	461,546

Electronic Equipment & Instruments 0.7%
DTS, Inc.*	18,900	511,623

Energy Equipment & Services 0.4%
Core Laboratories NV	3,710	323,327

Food Products 1.2%
Diamond Foods, Inc.	14,550	405,945
Smart Balance, Inc.*	27,230	185,436
TreeHouse Foods, Inc.*	11,940	343,514

		934,895

Health Care Equipment & Supplies 4.6%
ABIOMED, Inc.*	39,100	344,862
Haemonetics Corp.*	11,360	647,520
IDEXX Laboratories, Inc.*	4,810	222,222
Masimo Corp.*	8,700	209,757
Neogen Corp.*	5,510	159,680
NuVasive, Inc.*	29,810	1,329,526
Thoratec Corp.*	14,160	379,205
Volcano Corp.*	16,800	234,864

		3,527,636

Health Care Providers & Services 5.5%
Bio-Reference Labs, Inc.*	13,880	438,747
CardioNet, Inc.*	17,190	280,541
Genoptix, Inc.*	18,720	598,853
Hanger Orthopedic Group, Inc.*	36,990	502,694
Healthways, Inc.*	27,130	364,899
HMS Holdings Corp.*	29,570	1,204,090
IPC The Hospitalist Co., Inc.*	4,710	125,710
Mednax, Inc.*	10,970	462,166
Sun Healthcare Group, Inc.*	25,980	219,271

		4,196,971

Health Care Technology 4.2%
Allscripts-Misys Healthcare Solutions, Inc.	56,650	898,469
athenahealth, Inc.*	45,330	1,677,663
Medidata Solutions, Inc.*	8,490	139,066
Omnicell, Inc.*	33,750	362,813

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Technology (continued)

Phase Forward, Inc.*	6,280	$94,891

		3,172,902

Hotels, Restaurants & Leisure 5.2%
Buffalo Wild Wings, Inc.*	12,660	411,703
Cheesecake Factory, Inc. (The)*	17,870	309,151
Chipotle Mexican Grill, Inc., Class A*	4,220	337,600
Gaylord Entertainment Co.*	35,350	449,299
Panera Bread Co., Class A*	8,560	426,802
Penn National Gaming, Inc.*	11,020	320,792
Scientific Games Corp., Class A*	44,750	705,707
Vail Resorts, Inc.*	18,850	505,557
WMS Industries, Inc.*	15,650	493,131

		3,959,742

Insurance 0.5%
RenaissanceRe Holdings Ltd.	7,610	354,169

Internet Software & Services 6.9%
Bankrate, Inc.*	20,800	524,992
Constant Contact, Inc.*	56,810	1,127,110
DealerTrack Holdings, Inc.*	12,100	205,700
Equinix, Inc.*	7,130	518,636
LogMeIn, Inc.	8,500	136,000
MercadoLibre, Inc.*	14,470	388,954
Omniture, Inc.*	45,700	573,992
Switch & Data Facilities Co., Inc.*	27,510	322,692
VistaPrint Ltd.*	24,240	1,033,836
Vocus, Inc.*	22,050	435,708

		5,267,620

Life Sciences Tools & Services 1.6%
AMAG Pharmaceuticals, Inc.*	2,050	112,074
ICON PLC ADR – IE*	16,600	358,228
Illumina, Inc.*	10,460	407,312
Luminex Corp.*	17,670	327,602

		1,205,216

Machinery 3.3%
Bucyrus International, Inc.	20,810	594,334
Chart Industries, Inc.*	11,320	205,798
Gardner Denver, Inc.*	11,320	284,924
Kaydon Corp.	6,440	209,686
Middleby Corp.*	7,690	337,745
Nordson Corp.	8,390	324,357
Wabtec Corp.	16,470	529,840

		2,486,684

Media 0.3%
Marvel Entertainment, Inc.*	6,650	236,674

Metals & Mining 0.6%
Steel Dynamics, Inc.	20,380	300,197
Thompson Creek Metals Co., Inc.*	19,230	196,531

		496,728

Multiline Retail 0.7%
Dollar Tree, Inc.*	12,480	525,408

Oil, Gas & Consumable Fuels 3.4%
Arena Resources, Inc.*	10,550	336,017
Bill Barrett Corp.*	26,000	713,960
Carrizo Oil & Gas, Inc.*	48,120	825,258
Concho Resources, Inc.*	17,430	500,067
PetroHawk Energy Corp.*	8,640	192,672

		2,567,974

Personal Products 1.2%
Alberto-Culver Co.	37,100	943,453

Pharmaceuticals 0.3%
Perrigo Co.	8,100	225,018

Professional Services 2.2%
CoStar Group, Inc.*	15,000	598,050
FTI Consulting, Inc.*	7,620	386,486
ICF International, Inc.*	12,290	339,081
IHS, Inc., Class A*	6,800	339,116

		1,662,733

Real Estate Investment Trusts 0.5%
Digital Realty Trust, Inc.	11,220	402,237

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	10,360	339,083

Road & Rail 3.1%
Con-way, Inc.	6,340	223,865
J.B. Hunt Transport Services, Inc.	33,450	1,021,228
Kansas City Southern*	34,450	554,990
Knight Transportation, Inc.	18,750	310,313
Old Dominion Freight Line, Inc.*	7,060	237,004

		2,347,400

Semiconductors & Semiconductor Equipment 4.3%
Cavium Networks, Inc.*	32,240	541,954
Cymer, Inc.*	7,770	231,002
Diodes, Inc.*	23,320	364,725
Monolithic Power Systems, Inc.*	19,940	446,855
NetLogic Microsystems, Inc.*	15,130	551,640
Silicon Laboratories, Inc.*	14,300	542,542
Teradyne, Inc.*	30,480	209,093
Varian Semiconductor Equipment Associates, Inc.*	18,030	432,540

		3,320,351

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Software 13.8%
Advent Software, Inc.*	6,560	$215,102
ANSYS, Inc.*	7,220	224,975
ArcSight, Inc.*	23,930	425,236
AsiaInfo Holdings, Inc.*	18,400	316,664
Blackbaud, Inc.	52,150	810,933
Blackboard, Inc.*	34,150	985,569
Commvault Systems, Inc.*	49,300	817,394
Concur Technologies, Inc.*	34,790	1,081,273
EPIQ Systems, Inc.*	46,615	715,540
FactSet Research Systems, Inc.	19,875	991,166
Longtop Financial Technologies Ltd. ADR — CN*	16,650	408,924
MICROS Systems, Inc.*	40,850	1,034,322
NetSuite, Inc.*	4,600	54,326
Nuance Communications, Inc.*	25,100	303,459
Rosetta Stone, Inc.*	9,284	254,753
Solera Holdings, Inc.*	14,390	365,506
Sourcefire, Inc.*	29,130	360,921
Sybase, Inc.*	9,060	283,940
Synchronoss Technologies, Inc.*	22,580	277,057
Taleo Corp., Class A*	18,920	345,669
Ultimate Software Group, Inc.*	10,600	256,944

		10,529,673

Specialty Retail 4.7%
Aaron’s, Inc.	12,320	367,382
Aeropostale, Inc.*	13,420	459,904
Citi Trends, Inc.*	13,600	351,968
hhgregg, Inc.*	18,010	273,032
Hibbett Sports, Inc.*	16,760	301,680
J Crew Group, Inc.*	14,970	404,489
O’Reilly Automotive, Inc.*	30,200	1,150,016
Urban Outfitters, Inc.*	13,090	273,188

		3,581,659

Textiles, Apparel & Luxury Goods 0.5%
Warnaco Group, Inc. (The)*	12,950	419,580

Transportation Infrastructure 0.4%
Aegean Marine Petroleum Network, Inc.	19,840	299,584

Wireless Telecommunication Services 0.9%
SBA Communications Corp., Class A*	28,820	707,243

Total Common Stocks (cost $66,951,543)		70,439,748

Repurchase Agreements 6.0%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $3,055,139, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $3,116,234	$3,055,131	3,055,131
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $1,495,676, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $1,525,587	1,495,674	1,495,674

Total Repurchase Agreements (cost $4,550,805)		4,550,805

Total Investments (cost $71,502,348) (a) — 98.2%		74,990,553

Other assets in excess of liabilities — 1.8%		1,379,929

NET ASSETS — 100.0%		$76,370,482

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CN	China

IE	Ireland

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Multi-Manager
Small Cap
Growth Fund

Assets:
Investments, at value (cost $66,951,543)	$70,439,748
Repurchase agreements, at value and cost	4,550,805

Total Investments	74,990,553

Cash	2,331,776
Interest and dividends receivable	9,874
Receivable for capital shares issued	93,092
Receivable for investments sold	362,636
Prepaid expenses and other assets	1,637

Total Assets	77,789,568

Liabilities:
Payable for investments purchased	1,203,783
Payable for capital shares redeemed	60,905
Accrued expenses and other payables:
Investment advisory fees	58,186
Fund administration fees	2,789
Distribution fees	2,274
Administrative services fees	58,296
Custodian fees	1,440
Compliance program costs (Note 3)	589
Professional fees	3,351
Printing fees	26,978
Other	495

Total Liabilities	1,419,086

Net Assets	$76,370,482

Represented by:
Capital	$119,136,052
Accumulated undistributed net investment loss	(322,289)
Accumulated net realized losses from investment transactions	(45,931,486)
Net unrealized appreciation/(depreciation) from investments	3,488,205

Net Assets	$76,370,482

Net Assets:
Class I Shares	$47,342,316
Class II Shares	11,090,773
Class III Shares	329,930
Class Y Shares	17,607,463

Total	$76,370,482

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,652,417
Class II Shares	1,109,262
Class III Shares	32,594
Class Y Shares	1,726,314

Total	7,520,587

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.18
Class II Shares	$10.00
Class III Shares	$10.12
Class Y Shares	$10.20

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Multi-Manager
Small Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$1,046
Dividend income	91,933
Income from securities lending (Note 2)	7,280

Total Income	100,259

EXPENSES:
Investment advisory fees	308,568
Fund administration fees	15,735
Distribution fees Class II Shares	12,426
Administrative services fees Class I Shares	31,917
Administrative services fees Class II Shares	7,456
Administrative services fees Class III Shares	174
Custodian fees	3,021
Trustee fees	993
Compliance program costs (Note 3)	425
Professional fees	6,142
Printing fees	32,450
Other	3,538

Total expenses before earnings credit	422,845
Earnings credit (Note 5)	(297)

Net Expenses	422,548

NET INVESTMENT LOSS	(322,289)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(11,643,862)
Net change in unrealized appreciation/(depreciation) from investments	15,690,809

Net realized/unrealized gains from investments	4,046,947

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,724,658

The accompanying notes are an integral part of these financial statements.

2008 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment loss	$(322,289)	$(526,539)
Net realized losses from investment	(11,643,862)	(19,476,149)
Net change in unrealized appreciation/(depreciation) from investments	15,690,809	(43,172,771)

Change in net assets resulting from operations	3,724,658	(63,175,459)

Change in net assets from capital transactions	5,989,303	(10,236,565)

Change in net assets	9,713,961	(73,412,024)

Net Assets:
Beginning of period	66,656,521	140,068,545

End of period	$76,370,482	$66,656,521

Accumulated undistributed net investment income (loss) at end of period	$(322,289)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,740,698	$14,170,566
Dividends reinvested	–	–
Cost of shares redeemed	(11,165,800)	(27,676,517)

Total Class I	(1,425,102)	(13,505,951)

Class II Shares
Proceeds from shares issued	942,227	6,278,450
Dividends reinvested	–	–
Cost of shares redeemed	(1,141,813)	(13,792,628)

Total Class II	(199,586)	(7,514,178)

Class III Shares
Proceeds from shares issued	109,648	52,156
Dividends reinvested	–	–
Cost of shares redeemed (b)	(40,843)	(169,108)

Total Class III	68,805	(116,952)

Class Y Shares
Proceeds from shares issued	8,154,263	10,984,965	(a)
Dividends reinvested	–	–
Cost of shares redeemed	(609,077)	(84,449	)(a)

Total Class Y	7,545,186	10,900,516	(a)

Change in net assets from capital transactions	$5,989,303	$(10,236,565)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,059,350	1,033,553
Reinvested	–	–
Redeemed	(1,269,482)	(2,179,016)

Total Class I Shares	(210,132)	(1,145,463)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

	NVIT Multi-Manager Small Cap Growth Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	103,055	449,575
Reinvested	–	–
Redeemed	(129,812)	(1,073,308)

Total Class II Shares	(26,757)	(623,733)

Class III Shares
Issued	11,147	3,667
Reinvested	–	–
Redeemed	(4,409)	(12,011)

Total Class III Shares	6,738	(8,344)

Class Y Shares
Issued	883,916	911,250	(a)
Reinvested	–	–
Redeemed	(61,349)	(7,503	)(a)

Total Class Y Shares	822,567	903,747	(a)

Total change in shares	592,416	(873,793)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.65	(0.04)	0.57	0.53	–	–	–	–	$10.18	5.49%	$47,342,316	1.29%	(0.98%)	1	.29%(e)	76.43%
Year Ended December 31, 2008	$18.01	(0.08)	(8.28)	(8.36)	–	–	–	–	$9.65	(46.42%)	$46,899,774	1.26%	(0.50%)	1	.26%(e)	103.33%
Year Ended December 31, 2007	$16.41	(0.16)	1.76	1.60	–	–	–	–	$18.01	9.75%	$108,218,694	1.22%	(0.83%)	1	.22%(e)	63.09%
Year Ended December 31, 2006	$15.90	(0.14)	0.65	0.51	–	–	–	–	$16.41	3.21%	$123,771,355	1.25%	(0.81%)	1	.25%(e)	58.45%
Year Ended December 31, 2005	$14.71	(0.13)	1.32	1.19	–	–	–	–	$15.90	8.09%	$141,684,344	1.22%	(0.83%)	1	.22%(e)	58.28%
Year Ended December 31, 2004	$12.97	(0.12)	1.86	1.74	–	–	–	–	$14.71	13.42%	$156,535,003	1.21%	(0.90%)	1	.21%(e)	112.22%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.49	(0.06)	0.57	0.51	–	–	–	–	$10.00	5.37%	$11,090,773	1.54%	(1.23%)	1	.54%(e)	76.43%
Year Ended December 31, 2008	$17.75	(0.14)	(8.12)	(8.26)	–	–	–	–	$9.49	(46.54%)	$10,778,869	1.52%	(0.78%)	1	.52%(d)	103.33%
Year Ended December 31, 2007	$16.21	(0.13)	1.67	1.54	–	–	–	–	$17.75	9.50%	$31,237,254	1.47%	(1.07%)	1	.47%(e)	63.09%
Year Ended December 31, 2006	$15.74	(0.18)	0.65	0.47	–	–	–	–	$16.21	2.99%	$19,047,491	1.51%	(1.07%)	1	.51%(e)	58.45%
Year Ended December 31, 2005	$14.61	(0.14)	1.27	1.13	–	–	–	–	$15.74	7.73%	$19,521,332	1.46%	(1.08%)	1	.46%(e)	58.28%
Year Ended December 31, 2004	$12.91	(0.12)	1.82	1.70	–	–	–	–	$14.61	13.17%	$15,917,089	1.47%	(1.16%)	1	.47%(e)	112.22%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	There were no fee reductions during the period.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund (Continued)

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.59	(0.04)	0.57	0.53	–	–	–	–	$10.12	5.53%	$329,930	1.29%	(0.98%)	1	.29%(e)	76.43%
Year Ended December 31, 2008	$17.91	(0.08)	(8.24)	(8.32)	–	–	–	–	$9.59	(46.45%)	$248,071	1.24%	(0.50%)	1	.24%(e)	103.33%
Year Ended December 31, 2007	$16.31	(0.15)	1.75	1.60	–	–	–	–	$17.91	9.81%	$612,597	1.20%	(0.80%)	1	.20%(e)	63.09%
Year Ended December 31, 2006	$15.80	(0.16)	0.67	0.51	–	–	–	–	$16.31	3.23%	$666,901	1.24%	(0.80%)	1	.24%(e)	58.45%
Year Ended December 31, 2005	$14.63	(0.14)	1.31	1.17	–	–	–	–	$15.80	8.00%	$832,688	1.23%	(0.84%)	1	.23%(e)	58.28%
Year Ended December 31, 2004	$12.90	(0.14)	1.87	1.73	–	–	–	–	$14.63	13.41%	$996,441	1.21%	(0.91%)	1	.21%(e)	112.22%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.66	(0.03)	0.57	0.54	–	–	–	–	$10.20	5.59%	$17,607,463	1.14%	(0.83%)	1	.14%(e)	76.43%
Period Ended December 31, 2008 (f)	$14.36	–	(4.70)	(4.70)	–	–	–	–	$9.66	(32.73%)	$8,729,807	1.20%	(0.09%)	1	.20%(e)	103.33%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	There were no fee reductions during the period.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

14 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$70,439,748	$—	$—	$70,439,748

Repurchase Agreements	—	4,550,805	—	4,550,805

	$70,439,748	$4,550,805	$—	$74,990,553

Amounts designated as “—” are zero.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the

16 Semiannual Report 2009

Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2009, the Fund did not have securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- Waddell & Reed Investment Management Company

- Oberweis Asset Management, Inc.*

- OppenheimerFunds, Inc.

*	Effective January 26, 2009, Oberweis Asset Management, Inc. was terminated as a Fund subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.95%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $184,648 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the

18 Semiannual Report 2009

“Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2009, NFS received $39,394 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $425.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $54 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $145 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $50,404,444 and sales of $46,837,739 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

20 Semiannual Report 2009

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	Depreciation

$72,456,100	$8,209,056	$(5,674,603)	$2,534,453

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 21

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”) and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

22 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Waddell & Reed Investment Management Company, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s overall performance for Class II shares for each of the one-, three-, and five-year periods ended September 30, 2008 was in the fifth quintile of its peer group, and below the performance of the Fund’s benchmark, the Russell 2000 Growth Index. In this regard, the Trustees considered the underperformance of the sleeve managed by Oberweis Asset Management, Inc., a sub-adviser during the periods under review, and its impact on the Fund’s overall underperformance. The Trustees also noted that OppenheimerFunds, Inc. (“Oppenheimer”) was added as a sub-adviser to the Fund in October 2008 and that the Fund had outperformed its benchmark in October and November 2008.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the fifth quintile of its peer group. The Trustees considered that the Fund’s peer group is not specifically limited to multi-manager funds. The Trustees also took into account issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the Fund invests in a capacity-constrained asset class, which necessarily limits profitability.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

B. Approval of New Subadvisory Agreement

At an in-person Board meeting held on September 18, 2008, the Board, including the Independent Trustees, discussed and unanimously approved the subadvisory agreement among the Trust, NFA, and Oppenheimer, on behalf of the Fund. The Trustees had been provided with detailed materials relating to Oppenheimer in advance of the meeting. The Independent Trustees met in executive session with their Independent Legal

2009 Semiannual Report 23

Supplemental Information (Continued)
(Unaudited)

Counsel prior to the meeting to discuss information relating to the change and the possible effect on the Fund. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board believed that increased strategy diversification in the management of the Fund could increase Fund performance. The Board noted Oppenheimer’s investment experience and positive performance with small cap growth portfolios. The Board also examined and considered the investment personnel of Oppenheimer that would be managing the portion of the Fund allocated to Oppenheimer. The Board then considered whether to approve the subadvisory agreement with Oppenheimer. The Board considered that the addition of Oppenheimer as a sub-adviser to a portion of the Fund and Oppenheimer’s investment style could reduce volatility and increase Fund performance. The Board noted that NFA proposed to pay Oppenheimer’s subadvisory fees out of the advisory fee that NFA receives. As a result, there would be no change in the advisory fees paid by the Fund.

Based on this information, the Board concluded that the nature, extent, and quality of the subadvisory services to be provided by Oppenheimer were appropriate for the Fund in light of its investment objective.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio manager who is expected to manage the Fund on behalf of Oppenheimer. The Board also reviewed the comparative performance of the Fund based on data provided by Lipper. The Trustees concluded that the historical investment performance record of the portfolio manager who is expected to manage the Fund, in combination with various other factors, supported a decision to approve the subadvisory agreement.

The Board concluded that the subadvisory fees to be paid to Oppenheimer were fair and reasonable. The Board noted that the Fund’s current advisory and subadvisory fee schedules do not include breakpoints. The Board considered whether economies of scale would likely be realized as the Fund grows and whether a reduction in the advisory fees paid by the Fund by means of breakpoints would be appropriate. The Board concluded that the asset levels of the Fund were currently not so large as to warrant formal contractual breakpoints at this time. The Board considered the factor of profitability to Oppenheimer as a result of the subadvisory relationship with the Fund. In addition, the Board considered the factor of whether or not any “fall-out” or ancillary benefits would accrue to Oppenheimer as a result of its relationship with the Fund. However, since the subadvisory relationship with Oppenheimer is new, the Board determined that it was not possible to accurately assess either factor at this time.

The Board reviewed the terms of the subadvisory agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with its other unaffiliated subadvisers. The Board concluded that the terms were fair and reasonable.

The Board, including all of the Independent Trustees, having considered each of the foregoing factors, concluded that each factor supported a determination to approve the subadvisory agreement. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the subadvisory agreement was in the best interests of the Fund and its respective shareholders and unanimously approved the subadvisory agreement.

24 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

26 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2009

NVIT Multi-Manager Small Cap Value Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

22	Notes to Financial Statements

32	Supplemental Information

34	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCV (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Multi-Manager Small Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Small Cap Value Fund			1/1/2009	6/30/2009	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	999.10	5.85	1.18
	Hypothetical	[b]	1,000.00	1,018.98	5.92	1.18

Class II	Actual		1,000.00	998.60	7.09	1.43
	Hypothetical	[b]	1,000.00	1,017.76	7.18	1.43

Class III	Actual		1,000.00	999.10	5.85	1.18
	Hypothetical	[b]	1,000.00	1,018.98	5.92	1.18

Class IV	Actual		1,000.00	1,000.60	5.85	1.18
	Hypothetical	[b]	1,000.00	1,018.98	5.92	1.18

Class Y	Actual		1,000.00	1,000.90	5.04	1.02
	Hypothetical	[b]	1,000.00	1,019.76	5.10	1.02

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	97.4%
Repurchase Agreement	3.8%
Mutual Fund	2.5%
U.S. Government Sponsored & Agency Obligations	0.2%
Liabilities in excess of other assets	(3	.9)%

	100.0%

Top Industries

Commercial Banks	8.2%
Insurance	6.3%
Health Care Equipment & Supplies	4.5%
Real Estate Investment Trusts	4.4%
Software	4.0%
Machinery	3.7%
Health Care Providers & Services	3.4%
Capital Markets	3.3%
Information Technology Services	2.9%
Communications Equipment	2.6%
Other Industries*	56.7%

100.0%

Top Holdings

AIM Liquid Assets Portfolio	2.5%
Silgan Holdings, Inc.	1.7%
Solera Holdings, Inc.	1.3%
Perot Systems Corp., Class A	1.2%
Inverness Medical Innovations, Inc.	1.1%
Aspen Insurance Holdings Ltd.	1.0%
Westar Energy, Inc.	1.0%
Teleflex, Inc.	0.9%
Cal Dive International, Inc.	0.9%
Sybase, Inc.	0.8%
Other Holdings*	87.6%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.4%

	Shares	Market Value

Aerospace & Defense 2.2%
Alliant Techsystems, Inc.*	22,450	$1,848,982
Ceradyne, Inc.*	7,600	134,216
Curtiss-Wright Corp.	33,450	994,468
DigitalGlobe, Inc.*	16,200	311,040
Ducommun, Inc.	8,600	161,594
Dyncorp International, Inc., Class A*	35,100	589,329
Esterline Technologies Corp.*	9,600	259,872
Hexcel Corp.*	78,290	746,104
Moog, Inc., Class A*	4,975	128,405
Triumph Group, Inc.	7,300	292,000

		5,466,010

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	9,300	215,667
Pacer International, Inc.	34,100	76,043
UTi Worldwide, Inc.*	102,420	1,167,588

		1,459,298

Airlines 0.4%
AirTran Holdings, Inc.*	12,600	77,994
Alaska Air Group, Inc.*	5,300	96,778
Hawaiian Holdings, Inc.*	29,300	176,386
JetBlue Airways Corp.*	13,800	58,926
Republic Airways Holdings, Inc.*	40,400	263,812
SkyWest, Inc.	28,600	291,720

		965,616

Auto Components 0.7%
BorgWarner, Inc.	12,340	421,164
Drew Industries, Inc.*	45,600	554,952
Lear Corp.* (a)	43,500	21,750
Spartan Motors, Inc.	6,600	74,778
WABCO Holdings, Inc.	29,650	524,805

		1,597,449

Beverages 0.3%
Constellation Brands, Inc., Class A*	59,140	749,895

Biotechnology 0.9%
Alexion Pharmaceuticals, Inc.*	4,700	193,264
Alkermes, Inc.*	74,751	808,806
Arena Pharmaceuticals, Inc.*	2,500	12,475
Celera Corp.*	5,300	40,439
Cephalon, Inc.*	8,550	484,357
Emergent Biosolutions, Inc.*	8,900	127,537
Halozyme Therapeutics, Inc.*	6,100	42,517
Incyte Corp Ltd.*	13,400	44,086
InterMune, Inc.* (a)	1,500	22,800
Maxygen, Inc.*	8,800	59,136
Medivation, Inc.*	2,200	49,302
Pharmasset, Inc.*	2,100	23,625
Protalix BioTherapeutics, Inc.*	10,400	47,008
Savient Pharmaceuticals, Inc.*	8,600	119,196
Seattle Genetics, Inc.*	6,100	59,292
United Therapeutics Corp.*	1,300	108,329

		2,242,169

Building Products 0.6%
Ameron International Corp.	3,900	261,456
Apogee Enterprises, Inc.	9,100	111,930
Armstrong World Industries, Inc.*	37,350	615,902
Gibraltar Industries, Inc.	23,000	158,010
NCI Building Systems, Inc.* (a)	11,800	31,152
Quanex Building Products Corp.	13,100	146,982
Trex Co., Inc.* (a)	1,800	24,066
Universal Forest Products, Inc. (a)	6,800	225,012

		1,574,510

Capital Markets 3.3%
BGC Partners, Inc., Class A	30,600	115,974
Duff & Phelps Corp., Class A	114,045	2,027,720
Federated Investors, Inc., Class B	32,800	790,152
Kayne Anderson Energy Development Co.	5,800	76,908
Knight Capital Group, Inc., Class A*	33,000	562,650
MCG Capital Corp.*	34,772	84,496
Patriot Capital Funding, Inc.	28,765	49,188
Penson Worldwide, Inc.*	30,300	271,185
Piper Jaffray Cos.*	2,900	126,643
Prospect Capital Corp.	14,038	129,150
Stifel Financial Corp.*	5,900	283,731
SWS Group, Inc.	132,250	1,847,532
TICC Capital Corp. (a)	8,600	37,926
Virtus Investment Partners, Inc.*	305	4,480
Waddell & Reed Financial, Inc., Class A	61,750	1,628,348

		8,036,083

Chemicals 2.3%
A. Schulman, Inc.	8,900	134,479
H.B. Fuller Co.	22,400	420,672
Innophos Holdings, Inc.	10,800	182,412
Innospec, Inc.	9,900	106,425
Koppers Holdings, Inc.	3,100	81,747
Methanex Corp.	67,948	831,683
Minerals Technologies, Inc.	3,700	133,274

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Chemicals (continued)

Nalco Holding Co.	73,400	$1,236,056
NewMarket Corp.	3,300	222,189
Olin Corp.	6,100	72,529
OM Group, Inc.*	6,600	191,532
Rockwood Holdings, Inc.*	10,900	159,576
Sensient Technologies Corp.	29,410	663,784
Spartech Corp.	43,500	399,765
Valspar Corp.	30,900	696,177
Zep, Inc.	5,900	71,095

		5,603,395

Commercial Banks 8.2%
1st Source Corp.	5,600	96,712
Alliance Financial Corp. (a)	1,300	36,868
Ameris Bancorp	7,480	47,274
Bancfirst Corp.	3,100	107,198
Banco Latinoamericano de Exportaciones SA	11,800	146,674
Bank of the Ozarks, Inc.	75,840	1,640,419
Banner Corp. (a)	3,300	12,606
Boston Private Financial Holdings, Inc. (a)	30,000	134,400
Cadence Financial Corp.	21,537	48,028
CapitalSource, Inc.	335,287	1,636,201
Cathay General Bancorp (a)	5,600	53,256
Central Pacific Financial Corp.	17,100	64,125
Chemical Financial Corp.	7,855	156,393
Citizens Republic Bancorp, Inc.*	76,947	54,632
City Holding Co.	16,200	491,832
Colonial BancGroup, Inc. (The)* (a)	42,300	26,226
Columbia Banking System, Inc. (a)	9,530	97,492
Community Bank System, Inc.	9,000	131,040
Community Trust Bancorp, Inc.	15,770	421,848
CVB Financial Corp. (a)	85,300	509,241
East West Bancorp, Inc.	13,600	88,264
Farmers Capital Bank Corp.	3,000	75,510
Financial Institutions, Inc.	5,000	68,300
First Bancorp, North Carolina (a)	3,500	54,880
First Bancorp, Puerto Rico (a)	29,400	116,130
First Commonwealth Financial Corp.	102,970	652,830
First Community Bancshares, Inc.	18,500	237,540
First Financial Bancorp	32,300	242,896
First Merchants Corp.	7,100	57,013
First South Bancorp, Inc. (a)	2,300	26,680
FirstMerit Corp.	20,051	340,466
FNB Corp.	63,700	394,303
Guaranty Bancorp*	12,500	23,875
Hanmi Financial Corp.* (a)	29,100	50,925
Heartland Financial USA, Inc. (a)	3,100	44,268
IBERIABANK Corp.	14,700	579,327
Independent Bank Corp.	15,600	307,320
Integra Bank Corp. (a)	8,800	10,120
Lakeland Bancorp, Inc. (a)	11,100	99,789
Lakeland Financial Corp.	6,700	127,300
MainSource Financial Group, Inc.	11,910	88,372
Nara Bancorp, Inc.	12,300	63,714
National Penn Bancshares, Inc.	39,045	179,997
NBT Bancorp, Inc.	13,300	288,743
Old Second Bancorp, Inc. (a)	1,600	9,440
Oriental Financial Group, Inc.	10,100	97,970
Pacific Capital Bancorp NA	16,800	35,952
Pacific Continental Corp.	3,500	42,455
PacWest Bancorp	5,500	72,380
Park National Corp. (a)	1,800	101,664
Peoples Bancorp, Inc.	8,800	150,040
Prosperity Bancshares, Inc.	11,400	340,062
Renasant Corp.	18,000	270,360
Republic Bancorp, Inc., Class A (a)	5,655	127,746
S&T Bancorp, Inc. (a)	7,800	94,848
Shore Bancshares, Inc.	1,200	21,528
Sierra Bancorp (a)	5,300	66,939
Simmons First National Corp., Class A	4,300	114,896
Southside Bancshares, Inc.	9,675	221,267
Southwest Bancorp, Inc.	8,900	86,864
Sterling Bancorp	8,100	67,635
Sterling Bancshares, Inc.	144,579	915,185
Sterling Financial Corp. (a)	35,305	102,738
Suffolk Bancorp	2,800	71,792
TCF Financial Corp. (a)	66,450	888,436
Texas Capital Bancshares, Inc.*	97,150	1,502,910
Trico Bancshares (a)	6,800	105,400
Trustmark Corp.	12,800	247,296
UCBH Holdings, Inc. (a)	25,600	32,256
Umpqua Holdings Corp. (a)	17,596	136,545
Union Bankshares Corp. (a)	3,450	51,647
United Bankshares, Inc. (a)	4,500	87,930
United Community Banks, Inc.* (a)	15,762	94,417
Washington Trust Bancorp, Inc.	5,800	103,414
WesBanco, Inc.	8,200	119,228
West Bancorp, Inc.	9,100	45,500
West Coast Bancorp (a)	5,100	10,404
Western Alliance Bancorp*	198,338	1,356,632
Wilshire Bancorp, Inc.	138,030	793,673

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)

Wintrust Financial Corp.	77,840	$1,251,667
Yadkin Valley Financial Corp.	900	6,219

		19,976,362

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	5,600	101,192
ACCO Brands Corp.*	14,500	40,890
American Ecology Corp.	46,080	825,754
ATC Technology Corp.*	23,100	334,950
Comfort Systems USA, Inc.	33,000	338,250
Consolidated Graphics, Inc.*	6,500	113,230
Deluxe Corp.	50,700	649,467
EnergySolutions, Inc.	68,200	627,440
Ennis, Inc.	4,800	59,808
Geo Group, Inc. (The)*	8,600	159,788
Knoll, Inc.	17,900	135,682
Metalico, Inc.* (a)	27,600	128,616
SYKES Enterprises, Inc.*	9,400	170,046
United Stationers, Inc.*	5,500	191,840
Viad Corp.	9,800	168,756
Waste Connections, Inc.*	51,810	1,342,397
Waste Services, Inc.*	3,300	17,094

		5,405,200

Communications Equipment 2.6%
3Com Corp.*	172,400	812,004
ADC Telecommunications, Inc.*	127,390	1,014,024
Arris Group, Inc.*	36,036	438,198
Avocent Corp.*	12,900	180,084
Black Box Corp.	6,300	210,861
DG FastChannel, Inc.*	7,000	128,100
Harmonic, Inc.*	204,110	1,202,208
Harris Stratex Networks, Inc., Class A*	10,600	68,688
Plantronics, Inc.	8,800	166,408
Polycom, Inc.*	5,500	111,485
Symmetricom, Inc.*	9,100	52,507
Tekelec*	13,600	228,888
Tellabs, Inc.*	320,380	1,835,777

		6,449,232

Computers & Peripherals 0.2%
Adaptec, Inc.*	12,700	33,655
Hypercom Corp.*	286,113	429,170
Imation Corp.	2,300	17,503
Quantum Corp.*	79,000	65,570

		545,898

Construction & Engineering 0.6%
EMCOR Group, Inc.*	41,600	836,992
Granite Construction, Inc.	8,600	286,208
MasTec, Inc.*	18,100	212,132
Tutor Perini Corp.*	5,400	93,744

		1,429,076

Construction Materials 0.0%
Headwaters, Inc.*	18,400	61,824
U.S. Concrete, Inc.*	10,700	21,186

		83,010

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	16,400	72,652
Advanta Corp., Class B	8,000	3,360
Cash America International, Inc.	25,100	587,089
CompuCredit Corp.* (a)	8,600	19,780
Dollar Financial Corp.*	24,923	343,688
Nelnet, Inc., Class A*	7,400	100,566
World Acceptance Corp.* (a)	18,800	374,308

		1,501,443

Containers & Packaging 2.6%
Myers Industries, Inc.	10,800	89,856
Pactiv Corp.*	60,770	1,320,532
Rock-Tenn Co., Class A	21,400	816,624
Silgan Holdings, Inc.	84,975	4,166,324

		6,393,336

Distributors 0.1%
Core-Mark Holding Co., Inc.*	10,400	271,024

Diversified Consumer Services 0.6%
Bridgepoint Education, Inc.*	9,900	168,300
Regis Corp.	6,400	111,424
Service Corp. International	175,980	964,370
Stewart Enterprises, Inc., Class A	49,700	239,554

		1,483,648

Diversified Financial Services 0.3%
Compass Diversified Holdings	9,600	77,664
Encore Capital Group, Inc.*	10,400	137,800
Fifth Street Finance Corp.	6,600	66,264
Financial Federal Corp.	9,500	195,225
PHH Corp.*	13,800	250,884

		727,837

Diversified Telecommunication Services 0.8%
Atlantic Tele-Network, Inc.	3,300	129,657
Cincinnati Bell, Inc.*	105,400	299,336
Consolidated Communications Holdings, Inc.	4,300	50,353

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Diversified Telecommunication Services (continued)

NTELOS Holdings Corp.	62,250	$1,146,645
Premiere Global Services, Inc.*	25,400	275,336

		1,901,327

Electric Utilities 2.4%
Cleco Corp.	16,100	360,962
DPL, Inc.	43,190	1,000,712
El Paso Electric Co.*	26,200	365,752
Portland General Electric Co.	42,600	829,848
UIL Holdings Corp.	7,633	171,361
UniSource Energy Corp.	31,500	836,010
Westar Energy, Inc.	124,350	2,334,050

		5,898,695

Electrical Equipment 1.0%
A.O. Smith Corp.	5,800	188,906
Acuity Brands, Inc. (a)	13,700	384,285
AZZ, Inc.* (a)	5,000	172,050
Belden, Inc.	5,400	90,180
Encore Wire Corp. (a)	4,200	89,670
Energy Conversion Devices, Inc.* (a)	24,410	345,402
GrafTech International Ltd.*	49,100	555,321
PowerSecure International, Inc.*	6,400	27,264
Regal-Beloit Corp.	12,600	500,472

		2,353,550

Electronic Equipment & Instruments 1.9%
Anixter International, Inc.*	8,500	319,515
Benchmark Electronics, Inc.*	16,725	240,840
Brightpoint, Inc.*	10,200	63,954
Checkpoint Systems, Inc.*	9,400	147,486
CPI International, Inc.*	2,700	23,463
DTS, Inc.*	49,110	1,329,407
FLIR Systems, Inc.*	17,100	385,776
Insight Enterprises, Inc.*	13,500	130,410
Littelfuse, Inc.*	28,982	578,481
Mercury Computer Systems, Inc.*	11,600	107,300
Napco Security Technologies*	243,300	287,094
OSI Systems, Inc.*	1,400	29,190
PC Connection, Inc.*	4,100	21,525
PC Mall, Inc.*	4,000	27,040
Plexus Corp.*	4,000	81,840
RadiSys Corp.*	4,500	40,545
SYNNEX Corp.*	15,700	392,343
Technitrol, Inc.	5,100	32,997
TTM Technologies, Inc.*	34,000	270,640

		4,509,846

Energy Equipment & Services 2.4%
Cal Dive International, Inc.*	238,740	2,060,326
Complete Production Services, Inc.*	8,500	54,060
Gulfmark Offshore, Inc.*	20,900	576,840
Helix Energy Solutions Group, Inc.*	18,050	196,204
ION Geophysical Corp.*	89,500	230,015
Lufkin Industries, Inc.	2,700	113,535
Parker Drilling Co.*	12,300	53,382
PHI, Inc., Non-Voting Shares*	100	1,714
Pioneer Drilling Co.*	8,200	39,278
RPC, Inc.	8,287	69,196
SEACOR Holdings, Inc.*	12,750	959,310
TGC Industries, Inc.*	5,800	28,246
Tidewater, Inc.	33,700	1,444,719

		5,826,825

Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	1,500	38,535
Nash Finch Co.	17,500	473,550
Pantry, Inc. (The)*	16,600	275,560
Spartan Stores, Inc.	24,400	302,804

		1,090,449

Food Products 1.2%
Chiquita Brands International, Inc.*	24,500	251,370
Corn Products International, Inc.	31,000	830,490
Fresh Del Monte Produce, Inc.*	19,500	317,070
Ralcorp Holdings, Inc.*	2,000	121,840
Sanderson Farms, Inc.	6,300	283,500
Smithfield Foods, Inc.* (a)	57,640	805,231
TreeHouse Foods, Inc.*	7,000	201,390

		2,810,891

Health Care Equipment & Supplies 4.5%
CONMED Corp.*	7,900	122,608
Haemonetics Corp.*	24,010	1,368,570
Hologic, Inc.*	39,820	566,639
I-Flow Corp.*	108,980	756,321
Invacare Corp.	16,400	289,460
Inverness Medical Innovations, Inc.*	77,440	2,755,315
IRIS International, Inc.*	71,350	841,930
MAKO Surgical Corp.*	82,500	744,150
SonoSite, Inc.*	58,150	1,166,489
STERIS Corp. (a)	5,600	146,048
Teleflex, Inc.	51,250	2,297,537

		11,055,067

Health Care Providers & Services 3.4%
Air Methods Corp.*	14,040	384,134

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Health Care Providers & Services (continued)

Alliance HealthCare Services, Inc.*	4,000	$29,320
AMERIGROUP Corp.*	13,400	359,790
Assisted Living Concepts, Inc., Class A*	30,865	449,086
Bio-Reference Labs, Inc.*	52,478	1,658,829
Continucare Corp.* (a)	7,100	16,543
Gentiva Health Services, Inc.*	25,800	424,668
HealthSouth Corp.* (a)	13,000	187,720
HealthSpring, Inc.* (a)	17,100	185,706
Landauer, Inc.	15,620	958,131
LHC Group, Inc.*	58,090	1,290,179
Magellan Health Services, Inc.*	7,000	229,740
PSS World Medical, Inc.*	5,600	103,656
RehabCare Group, Inc.*	4,300	102,899
Res-Care, Inc.*	14,700	210,210
Sun Healthcare Group, Inc.*	149,040	1,257,898
Triple-S Management Corp., Class B* (a)	10,100	157,459
WellCare Health Plans, Inc.*	17,500	323,575

		8,329,543

Health Care Technology 0.1%
MedAssets, Inc.*	10,100	196,445
Medidata Solutions, Inc.*	2,800	45,864

		242,309

Hotels, Restaurants & Leisure 2.4%
Bob Evans Farms, Inc.	100	2,874
CEC Entertainment, Inc.*	13,600	400,928
Einstein Noah Restaurant Group, Inc.*	2,700	23,355
Isle of Capri Casinos, Inc.*	8,800	117,216
Jack in the Box, Inc.*	1,200	26,940
Multimedia Games, Inc.*	206,820	1,025,827
P.F. Chang’s China Bistro, Inc.* (a)	23,570	755,654
Penn National Gaming, Inc.*	25,150	732,117
Ruby Tuesday, Inc.*	29,100	193,806
Ruth’s Hospitality Group, Inc.*	8,200	30,094
Shuffle Master, Inc.*	143,071	945,699
WMS Industries, Inc.*	48,080	1,515,001

		5,769,511

Household Durables 2.3%
American Greetings Corp., Class A	10,000	116,800
Brookfield Homes Corp.*	4,600	18,400
Ethan Allen Interiors, Inc.	5,500	56,980
Furniture Brands International, Inc.	25,200	76,356
Helen of Troy Ltd.*	16,000	268,640
Jarden Corp.*	2,672	50,100
KB Home	87,600	1,198,368
Meritage Homes Corp.*	1,800	33,948
Ryland Group, Inc.	66,400	1,115,520
Standard Pacific Corp.*	42,500	86,275
Tempur-Pedic International, Inc. (a)	7,800	101,946
Toll Brothers, Inc.*	57,510	975,945
Tupperware Brands Corp.	59,500	1,548,190

		5,647,468

Household Products 0.9%
Central Garden & Pet Co., Class A*	28,000	275,800
Church & Dwight Co., Inc.	18,500	1,004,735
Energizer Holdings, Inc.*	18,101	945,596

		2,226,131

Industrial Conglomerates 0.1%
Standex International Corp.	3,600	41,760
Tredegar Corp.	7,200	95,904

		137,664

Information Technology Services 2.9%
Alliance Data Systems Corp.* (a)	29,110	1,199,041
CIBER, Inc.*	47,000	145,700
CSG Systems International, Inc.*	8,800	116,512
Forrester Research, Inc.*	600	14,730
Gartner, Inc.*	14,900	227,374
Global Cash Access Holdings, Inc.*	27,800	221,288
infoGROUP, Inc.*	2,900	16,559
Mantech International Corp., Class A*	4,100	176,464
MAXIMUS, Inc.	1,100	45,375
NeuStar, Inc., Class A*	61,850	1,370,596
Perot Systems Corp., Class A*	199,700	2,861,701
Total System Services, Inc.	56,440	755,731
Virtusa Corp.*	2,900	23,287

		7,174,358

Insurance 6.3%
American Equity Investment Life Holding Co.	23,800	132,804
American Physicians Capital, Inc.	5,300	207,548
American Safety Insurance Holdings Ltd.*	1,300	17,693
Amerisafe, Inc.*	100,940	1,570,627
Amtrust Financial Services, Inc.	11,400	129,960
Argo Group International Holdings Ltd.*	11,131	314,117

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Insurance (continued)

Arthur J. Gallagher & Co.	66,800	$1,425,512
Aspen Insurance Holdings Ltd.	110,480	2,468,123
Assured Guaranty Ltd.	20,900	258,742
Delphi Financial Group, Inc., Class A	20,375	395,886
FPIC Insurance Group, Inc.*	1,100	33,682
Hallmark Financial Services*	8,200	58,630
Hanover Insurance Group, Inc. (The)	43,600	1,661,596
Harleysville Group, Inc.	3,100	87,482
HCC Insurance Holdings, Inc.	71,270	1,711,193
Horace Mann Educators Corp.	1,800	17,946
Infinity Property & Casualty Corp.	2,700	98,442
Max Capital Group Ltd.	21,000	387,660
Meadowbrook Insurance Group, Inc.	11,700	76,401
National Financial Partners Corp.	3,700	27,084
Navigators Group, Inc.*	8,100	359,883
Phoenix Cos, Inc. (The)	5,900	9,853
Platinum Underwriters Holdings Ltd.	22,500	643,275
PMA Capital Corp., Class A*	17,900	81,445
ProAssurance Corp.*	2,700	124,767
Reinsurance Group of America, Inc.	38,665	1,349,795
RLI Corp.	1,600	71,680
Safety Insurance Group, Inc.	5,900	180,304
SeaBright Insurance Holdings, Inc.*	9,200	93,196
Selective Insurance Group	20,400	260,508
Tower Group, Inc. (a)	1,768	43,811
Validus Holdings Ltd.	48,500	1,066,030

		15,365,675

Internet Software & Services 0.9%
EarthLink, Inc.*	33,600	248,976
LogMeIn, Inc.	3,400	54,400
Omniture, Inc.*	107,882	1,354,998
SonicWALL, Inc.*	7,700	42,196
United Online, Inc.	59,738	388,894

		2,089,464

Leisure Equipment & Products 0.5%
JAKKS Pacific, Inc.*	73,190	939,028
RC2 Corp.*	8,800	116,424
Steinway Musical Instruments*	6,100	65,331

		1,120,783

Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A*	4,600	347,208
Cambrex Corp.*	150,880	621,626
Covance, Inc.*	9,900	487,080

		1,455,914

Machinery 3.7%
Actuant Corp., Class A	9,300	113,460
Altra Holdings, Inc.*	13,300	99,617
Ampco-Pittsburgh Corp.	1,900	44,555
Barnes Group, Inc.	32,300	384,047
Cascade Corp.	1,200	18,876
Chart Industries, Inc.*	1,400	25,452
CIRCOR International, Inc.	6,000	141,660
Columbus McKinnon Corp.*	4,000	50,600
Commercial Vehicle Group, Inc.*	4,500	6,480
Dynamic Materials Corp.	46,991	905,986
EnPro Industries, Inc.*	23,000	414,230
FreightCar America, Inc.	95,910	1,612,247
Harsco Corp.	40,510	1,146,433
Kadant, Inc.*	900	10,161
Kennametal, Inc.	82,740	1,586,953
Mueller Industries, Inc.	4,800	99,840
Portec Rail Products, Inc.	900	8,865
Tennant Co.	1,300	23,907
Terex Corp.*	55,697	672,263
Wabtec Corp.	51,770	1,665,441

		9,031,073

Marine 0.1%
Horizon Lines, Inc., Class A (a)	29,500	113,870
International Shipholding Corp.	5,200	140,192

		254,062

Media 0.2%
AH Belo Corp., Class A (a)	16,800	16,464
Carmike Cinemas, Inc.*	11,400	95,532
Cumulus Media, Inc., Class A* (a)	37,000	34,410
Entercom Communications Corp., Class A (a)	16,300	24,939
Journal Communications, Inc., Class A	26,800	28,140
Lin TV Corp., Class A*	27,000	45,360
Sinclair Broadcast Group, Inc., Class A	56,600	109,804
Valassis Communications, Inc.*	24,900	152,139

		506,788

Metals & Mining 0.5%
Allegheny Technologies, Inc.	9,530	332,883
Coeur d’Alene Mines Corp.*	5,800	71,340

10 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Metals & Mining (continued)

Compass Minerals International, Inc.	7,600	$417,316
Royal Gold, Inc. (a)	5,300	221,010
Worthington Industries, Inc.	20,100	257,079

		1,299,628

Multi-Utility 1.2%
CMS Energy Corp.	106,530	1,286,882
Vectren Corp.	74,750	1,751,393

		3,038,275

Natural Gas Utility 1.4%
New Jersey Resources Corp.	26,150	968,596
ONEOK, Inc.	28,150	830,144
Piedmont Natural Gas Co., Inc.	7,600	183,236
South Jersey Industries, Inc.	9,800	341,922
Southwest Gas Corp.	26,700	593,007
WGL Holdings, Inc.	13,000	416,260

		3,333,165

Oil, Gas & Consumable Fuels 2.4%
Berry Petroleum Co., Class A	33,700	626,483
Cabot Oil & Gas Corp.	12,660	387,902
Comstock Resources, Inc.*	9,000	297,450
Delek US Holdings, Inc.	1,100	9,328
Delta Petroleum Corp.*	51,200	98,816
DHT Maritime, Inc.	12,600	65,646
EXCO Resources, Inc.*	34,300	443,156
Foundation Coal Holdings, Inc.	28,370	797,481
Gulfport Energy Corp.*	32,700	223,995
Harvest Natural Resources, Inc.*	18,300	80,703
Infinity Bio-Energy Ltd.*(b)	155,500	1,555
Knightsbridge Tankers Ltd.	10,600	144,584
Nordic American Tanker Shipping	3,900	124,098
Parallel Petroleum Corp.*	13,800	26,772
Rosetta Resources, Inc.*	9,000	78,750
Southern Union Co.	51,850	953,522
Swift Energy Co.*	9,600	159,840
Toreador Resources Corp. (a)	4,600	30,820
USEC, Inc.* (a)	10,300	54,796
VAALCO Energy, Inc.	16,100	68,103
Western Refining, Inc.* (a)	15,900	112,254
Whiting Petroleum Corp.*	22,150	778,794
World Fuel Services Corp.	9,600	395,808

		5,960,656

Paper & Forest Products 0.2%
Buckeye Technologies, Inc.*	47,600	213,724
Schweitzer-Mauduit International, Inc.	9,000	244,890

		458,614

Personal Products 0.1%
Prestige Brands Holdings, Inc.*	26,100	160,515

Pharmaceuticals 0.9%
Auxilium Pharmaceuticals, Inc.* (a)	3,600	112,968
Cypress Bioscience, Inc.*	4,100	38,622
Endo Pharmaceuticals Holdings, Inc.*	67,054	1,201,608
Par Pharmaceutical Cos., Inc.*	3,500	53,025
Valeant Pharmaceuticals International* (a)	4,800	123,456
ViroPharma, Inc.*	98,350	583,215

		2,112,894

Professional Services 1.9%
COMSYS IT Partners, Inc.*	3,200	18,720
FTI Consulting, Inc.*	14,580	739,498
IHS, Inc., Class A*	22,940	1,144,018
Kforce, Inc.*	11,900	98,413
Manpower, Inc.	17,730	750,688
School Specialty, Inc.*	800	16,168
Spherion Corp.*	26,300	108,356
Watson Wyatt Worldwide, Inc., Class A	47,230	1,772,542

		4,648,403

Real Estate Investment Trusts 4.4%
American Campus Communities, Inc.	6,100	135,298
Anthracite Capital, Inc. (a)	106,000	65,720
Anworth Mortgage Asset Corp.	34,500	248,745
Ashford Hospitality Trust, Inc.	26,800	75,308
Associated Estates Realty Corp.	7,300	43,508
BioMed Realty Trust, Inc.	25,100	256,773
CBL & Associates Properties, Inc. (a)	72,100	388,619
Colonial Properties Trust	20,300	150,220
Cypress Sharpridge Investments, Inc.*	8,300	98,770
DCT Industrial Trust, Inc.	74,100	302,328
Developers Diversified Realty Corp.	34,400	167,872
DiamondRock Hospitality Co.	36,900	230,994
Education Realty Trust, Inc.	9,600	41,184
Entertainment Properties Trust	16,000	329,600
Equity Lifestyle Properties, Inc.	8,500	316,030
Extra Space Storage, Inc.	12,800	106,880
First Potomac Realty Trust	16,000	156,000
Glimcher Realty Trust	37,000	107,300
Government Properties Income Trust*	4,400	90,332
Healthcare Realty Trust, Inc.	46,640	784,951

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts (continued)

Hersha Hospitality Trust	11,100	$27,528
Home Properties, Inc.	3,100	105,710
Inland Real Estate Corp.	19,400	135,800
Invesco Mortgage Capital, Inc.*	2,600	50,648
Lexington Realty Trust	110,581	375,976
LTC Properties, Inc.	13,300	271,985
Macerich Co. (The) (a)	84,899	1,495,071
Maguire Properties, Inc.* (a)	3,200	2,720
MFA Financial, Inc.	111,100	768,812
National Retail Properties, Inc.	42,800	742,580
NorthStar Realty Finance Corp. (a)	46,570	131,793
Omega Healthcare Investors, Inc.	27,700	429,904
Parkway Properties, Inc.	24,000	312,000
Pennsylvania Real Estate Investment Trust (a)	31,400	157,000
PS Business Parks, Inc.	1,200	58,128
Resource Capital Corp.	11,800	37,760
Saul Centers, Inc.	9,600	283,872
Senior Housing Properties Trust	47,500	775,200
Strategic Hotels & Resorts, Inc.	39,400	43,734
Sun Communities, Inc.	12,400	170,872
Sunstone Hotel Investors, Inc.	28,505	152,502

		10,626,027

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	29,420	962,917

Road & Rail 1.4%
Arkansas Best Corp.	8,400	221,340
Celadon Group, Inc.*	130,400	1,094,056
Con-way, Inc.	28,100	992,211
Heartland Express, Inc.	11,200	164,864
Kansas City Southern*	34,800	560,628
Knight Transportation, Inc.	2,100	34,755
Marten Transport Ltd.*	8,500	176,460
Saia, Inc.*	4,300	77,443

		3,321,757

Semiconductors & Semiconductor Equipment 1.7%
Amkor Technology, Inc.* (a)	26,900	127,237
Applied Micro Circuits Corp.*	19,575	159,145
Brooks Automation, Inc.*	2,300	10,304
DSP Group, Inc.*	11,400	77,064
Entegris, Inc.*	47,138	128,215
FEI Co.*	10,900	249,610
Lam Research Corp.*	45,080	1,172,080
Lattice Semiconductor Corp.*	15,200	28,576
MKS Instruments, Inc.*	12,200	160,918
Novellus Systems, Inc.*	41,340	690,378
PMC — Sierra, Inc.*	38,900	309,644
Semtech Corp.*	8,800	140,008
Silicon Image, Inc.*	156,921	360,918
Skyworks Solutions, Inc.*	66,100	646,458

		4,260,555

Software 4.0%
Actuate Corp.*	222,500	1,063,550
Aspen Technology, Inc.*	33,700	287,461
Concur Technologies, Inc.*	19,648	610,660
JDA Software Group, Inc.*	6,800	101,728
Macrovision Solutions Corp.*	41,500	905,115
NetScout Systems, Inc.*	6,400	60,032
Parametric Technology Corp.*	1,420	16,600
Progress Software Corp.*	6,800	143,956
Quest Software, Inc.*	7,000	97,580
Rosetta Stone, Inc.* (a)	4,600	126,224
Solarwinds, Inc.*	4,700	77,503
Solera Holdings, Inc.*	125,650	3,191,510
SPSS, Inc.*	1,300	43,381
Sybase, Inc.*	65,500	2,052,770
Take-Two Interactive Software, Inc.	11,200	106,064
THQ, Inc.*	113,778	814,650
TIBCO Software, Inc.*	9,900	70,983

		9,769,767

Specialty Retail 2.2%
Asbury Automotive Group, Inc.*	14,100	144,384
Brown Shoe Co., Inc.	15,400	111,496
Cato Corp. (The), Class A	7,600	132,544
Children’s Place Retail Stores, Inc. (The)*	10,000	264,300
Collective Brands, Inc.*	16,100	234,577
Dress Barn, Inc.* (a)	15,000	214,500
Finish Line (The), Class A	23,200	172,144
Group 1 Automotive, Inc.	10,500	273,210
Gymboree Corp.*	5,100	180,948
Jo-Ann Stores, Inc.*	2,600	53,742
Jos. A. Bank Clothiers, Inc.*	18,200	627,172
Rent-A-Center, Inc.*	52,000	927,160
Shoe Carnival, Inc.*	5,200	62,036
Sonic Automotive, Inc., Class A (a)	19,100	194,056
Stage Stores, Inc.	11,275	125,153
Tractor Supply Co.*	25,050	1,035,066
Urban Outfitters, Inc.*	28,220	588,951
Zale Corp.*	32,500	111,800

		5,453,239

Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.*	6,000	147,660
Deckers Outdoor Corp.*	2,300	161,621

12 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)

Maidenform Brands, Inc.*	16,100	$184,667
Oxford Industries, Inc.	1,000	11,650
Perry Ellis International, Inc.*	15,250	111,020
Phillips-Van Heusen Corp.	65,880	1,890,097
Quiksilver, Inc.*	5,400	9,990
Skechers U.S.A., Inc., Class A*	7,100	69,367
Warnaco Group, Inc. (The)*	30,850	999,540

		3,585,612

Thrifts & Mortgage Finance 2.5%
Bank Mutual Corp.	75,050	654,436
Berkshire Hills Bancorp, Inc.	4,300	89,354
Brookline Bancorp, Inc.	21,100	196,652
Dime Community Bancshares	10,650	97,022
Doral Financial Corp.* (a)	7,800	19,500
Federal Agricultural Mortgage Corp., Class C (a)	6,700	32,361
First Defiance Financial Corp.	2,600	33,800
First Financial Holdings, Inc.	5,600	52,640
First Niagara Financial Group, Inc.	87,346	997,491
First Place Financial Corp.	600	1,866
Flushing Financial Corp.	86,190	805,876
Guaranty Financial Group, Inc.*	16,500	3,135
Ocwen Financial Corp.*	12,600	163,422
Provident Financial Services, Inc.	19,600	178,360
Radian Group, Inc.	53,300	144,976
United Community Financial Corp.*	23,781	25,921
Washington Federal, Inc.	100,850	1,311,050
Waterstone Financial, Inc.* (a)	300	891
Westfield Financial, Inc.	124,560	1,128,514
WSFS Financial Corp.	4,600	125,626

		6,062,893

Trading Companies & Distributors 1.6%
Aceto Corp.	21,000	140,070
Aircastle Ltd.	16,800	123,480
Applied Industrial Technologies, Inc.	42,650	840,205
Beacon Roofing Supply, Inc.*	81,540	1,179,068
Houston Wire & Cable Co.	3,800	45,258
Interline Brands, Inc.*	11,000	150,480
Rush Enterprises, Inc., Class A*	102,000	1,188,300
Watsco, Inc.	3,900	190,827

		3,857,688

Water Utility 0.1%
American States Water Co.	3,900	135,096
California Water Service Group	5,300	195,252

		330,348

Wireless Telecommunication Services 0.7%
Syniverse Holdings, Inc.*	103,950	1,666,319
USA Mobility, Inc.	3,000	38,280
Virgin Mobile USA, Inc., Class A*	22,800	91,656

		1,796,255

Total Common Stocks (cost $284,443,210)		237,797,092

Warrants 0.0% (b)

Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12	19,000	0

Total Warrants (cost $—)		0

U.S. Government Sponsored & Agency Obligations 0.2% (c)

	Principal Amount	Market Value

U.S. Treasury Notes, 3.13%, 11/30/09	$525,000	$531,091

Total U.S. Government Sponsored & Agency Obligations (cost $530,428)		531,091

Mutual Fund 2.5%

	Shares	Market Value

Money Market Fund 2.5%
AIM Liquid Assets Portfolio	5,992,828	5,992,828

Total Mutual Fund (cost $5,992,828)		5,992,828

2009 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Repurchase Agreement 3.8% (d)

	Principal Amount	Market Value

Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $9,409,840, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $9,598,018	$9,409,822	$9,409,822

Total Repurchase Agreement (cost $9,409,822)		9,409,822

Total Investments (cost $300,376,288) (e) — 103.9%		253,730,833

Liabilities in excess of other assets — (3.9)%		(9,535,925)

NET ASSETS — 100.0%		$244,194,908

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 9,099,281.

(b)	Fair Valued Security.

(c)	All or a part of the security was pledged as collateral for futures contracts as of June 30, 2009.

(d)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $9,409,822.

(e)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited

NA	National Association

SA	Stock Company

At June 30, 2009, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

67	Russell 2000 Mini Futures	09/18/09	$3,398,240	$68,346

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT
Multi-Manager
Small Cap
Value Fund

Assets:
Investments, at value (cost $290,966,466)*	$244,321,011
Repurchase agreements, at value and cost	9,409,822

Total Investments	253,730,833

Interest and dividends receivable	314,856
Receivable for capital shares issued	95,195
Receivable for investments sold	5,061,574
Prepaid expenses and other assets	3,445

Total Assets	259,205,903

Liabilities:
Cash overdraft	73,676
Payable for variation margin on futures contracts	5,360
Payable for investments purchased	5,043,233
Payable upon return of securities loaned (Note 2)	9,409,822
Payable for capital shares redeemed	180,061
Accrued expenses and other payables:
Investment advisory fees	181,582
Fund administration fees	9,608
Distribution fees	5,021
Administrative services fees	39,692
Custodian fees	2,548
Trustee fees	543
Compliance program costs (Note 3)	5,389
Professional fees	13,226
Printing fees	36,733
Other	4,501

Total Liabilities	15,010,995

Net Assets	$244,194,908

Represented by:
Capital	$404,440,684
Accumulated undistributed net investment income	736,318
Accumulated net realized losses from investment transactions and futures	(114,404,985)
Net unrealized appreciation/(depreciation) from investments	(46,645,455)
Net unrealized appreciation/(depreciation) from futures (Note 2)	68,346

Net Assets	$244,194,908

Net Assets:
Class I Shares	$182,024,083
Class II Shares	24,095,715
Class III Shares	394,348
Class IV Shares	20,096,358
Class Y Shares	17,584,404

Total	$244,194,908

*	Includes value of securities on loan of $9,099,281 (Note 2).

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager
Small Cap
Value Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	27,703,497
Class II Shares	3,713,950
Class III Shares	59,908
Class IV Shares	3,058,888
Class Y Shares	2,675,808

Total	37,212,051

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.57
Class II Shares	$6.49
Class III Shares	$6.58
Class IV Shares	$6.57
Class Y Shares	$6.57

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT
Multi-Manager
Small Cap
Value Fund

INVESTMENT INCOME:
Interest income	$1,683
Dividend income	2,395,299
Income from securities lending (Note 2)	30,264
Foreign tax withholding	(1,995)

Total Income	2,425,251

EXPENSES:
Investment advisory fees	1,015,854
Fund administration fees	55,417
Distribution fees Class II Shares	25,938
Administrative services fees Class I Shares	137,310
Administrative services fees Class II Shares	16,012
Administrative services fees Class III Shares	331
Administrative services fees Class IV Shares	15,638
Custodian fees	16,672
Trustee fees	4,715
Compliance program costs (Note 3)	1,576
Professional fees	23,500
Printing fees	41,310
Other	16,421

Total expenses before earnings credit and waived expenses	1,370,694
Earnings credit (Note 5)	(11,150)
Investment advisory fees waived	(6,378)

Net Expenses	1,353,166

NET INVESTMENT INCOME	1,072,085

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(29,362,120)
Net realized gains from futures transactions (Note 2)	399,982

Net realized losses from investment and futures transactions	(28,962,138)

Net change in unrealized appreciation/(depreciation) from investments	26,383,455
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(94,554)

Net change in unrealized appreciation/(depreciation) from investments and futures	26,288,901

Net realized/unrealized losses from investments and futures	(2,673,237)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,601,152)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 17

Statements of Changes in Net Assets

	NVIT Multi-Manager
	Small Cap Value Fund

	Six Months Ended June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$1,072,085	$4,691,183
Net realized losses from investment and futures transactions	(28,962,138)	(77,252,807)
Net change in unrealized appreciation/(depreciation) from investments and futures	26,288,901	(62,537,414)

Change in net assets resulting from operations	(1,601,152)	(135,099,038)

Distributions to Shareholders From:
Net investment income:
Class I	(1,084,931)	(3,324,987)
Class II	(118,433)	(273,709)
Class III	(2,656)	(7,509)
Class IV	(130,635)	(359,893)
Class Y	(75,307)	(68,434)

Change in net assets from shareholder distributions	(1,411,962)	(4,034,532)

Change in net assets from capital transactions	(10,442,074)	(93,511,195)

Change in net assets	(13,455,188)	(232,644,765)

Net Assets:
Beginning of period	257,650,096	490,294,861

End of period	$244,194,908	$257,650,096

Accumulated undistributed net investment income at end of period	$736,318	$1,076,195

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,468,668	$18,269,869
Dividends reinvested	1,084,931	3,324,987
Cost of shares redeemed	(23,651,650)	(114,576,564)

Total Class I	(18,098,051)	(92,981,708)

Class II Shares
Proceeds from shares issued	4,478,845	4,586,527
Dividends reinvested	118,433	273,709
Cost of shares redeemed	(2,000,404)	(9,738,590)

Total Class II	2,596,874	(4,878,354)

Class III Shares
Proceeds from shares issued	24,766	151,780
Dividends reinvested	2,656	7,509
Cost of shares redeemed (a)	(131,030)	(380,479)

Total Class III	(103,608)	(221,190)

Class IV Shares
Proceeds from shares issued	510,535	1,188,513
Dividends reinvested	130,635	359,893
Cost of shares redeemed	(3,489,417)	(7,525,521)

Total Class IV	(2,848,247)	(5,977,115)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

18 Semiannual Report 2009

	NVIT Multi-Manager
	Small Cap Value Fund

	Six Months Ended June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$8,728,971	$10,775,049
Dividends reinvested	75,307	68,434
Cost of shares redeemed	(793,320)	(296,311)

Total Class Y	8,010,958	10,547,172

Change in net assets from capital transactions	$(10,442,074)	$(93,511,195)

SHARE TRANSACTIONS:
Class I Shares
Issued	738,320	2,088,465
Reinvested	190,339	415,216
Redeemed	(4,041,450)	(13,195,479)

Total Class I Shares	(3,112,791)	(10,691,798)

Class II Shares
Issued	794,821	535,915
Reinvested	20,998	35,263
Redeemed	(341,937)	(1,179,956)

Total Class II Shares	473,882	(608,778)

Class III Shares
Issued	4,459	18,530
Reinvested	465	953
Redeemed	(21,446)	(43,247)

Total Class III Shares	(16,522)	(23,764)

Class IV Shares
Issued	85,518	146,213
Reinvested	22,918	45,601
Redeemed	(578,823)	(878,772)

Total Class IV Shares	(470,387)	(686,958)

Class Y Shares
Issued	1,459,882	1,351,099
Reinvested	13,212	9,674
Redeemed	(122,237)	(35,822)

Total Class Y Shares	1,350,857	1,324,951

Total change in shares	(1,774,961)	(10,686,347)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 19

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of Net	Ratio of
			and										Investment	Expenses
	Net Asset	Net	Unrealized									Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	Average	to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(d)		Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.62	0.03	(0.04)	(0.01)	(0.04)	–	(0.04)	–	$6.57	(0.09%)	$182,024,083	1.18%	1.00%	1.19%		35.15%
Year Ended December 31, 2008	$9.88	0.12	(3.28)	(3.16)	(0.10)	–	(0.10)	–	$6.62	(32.15%)	$203,855,899	1.08%	1.29%	1.10%		119.80%
Year Ended December 31, 2007	$12.45	0.10	(0.87)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.89%)	$410,073,252	1.14%	0.66%	1.14%		94.94%
Year Ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.29%	$587,083,741	1.13%	0.47%	1	.13%(e)	115.12%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.53	3.07%	$634,107,304	1.12%	0.09%	1	.12%(e)	188.69%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00	–	(0.94)	(0.94)	–	$12.62	17.30%	$754,412,080	1.11%	(0.09%)	1	.11%(e)	132.11%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.54	0.02	(0.03)	(0.01)	(0.04)	–	(0.04)	–	$6.49	(0.14%)	$24,095,715	1.43%	0.60%	1.44%		35.15%
Year Ended December 31, 2008	$9.76	0.09	(3.23)	(3.14)	(0.08)	–	(0.08)	–	$6.54	(32.30%)	$21,181,023	1.32%	0.97%	1.35%		119.80%
Year Ended December 31, 2007	$12.34	0.06	(0.87)	(0.81)	(0.12)	(1.65)	(1.77)	–	$9.76	(7.23%)	$37,579,430	1.39%	0.38%	1.39%		94.94%
Year Ended December 31, 2006	$11.43	0.03	1.91	1.94	(0.03)	(1.00)	(1.03)	–	$12.34	17.10%	$55,228,598	1.38%	0.23%	1	.38%(e)	115.12%
Year Ended December 31, 2005	$12.55	(0.02)	0.36	0.34	–	(1.46)	(1.46)	–	$11.43	2.78%	$44,094,071	1.38%	(0.15%)	1	.38%(e)	188.69%
Year Ended December 31, 2004	$11.53	(0.03)	1.99	1.96	–	(0.94)	(0.94)	–	$12.55	17.00%	$41,804,271	1.36%	(0.30%)	1	.36%(e)	132.11%

Amounts designated as “–” are zero or have been rounded to zero. (a)	Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) There were no fee reductions during the period.
(f) For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund (Continued)

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of Net	Ratio of
			and										Investment	Expenses
	Net Asset	Net	Unrealized									Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	Average	to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(d)		Turnover (c)

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.63	0.04	(0.05)	(0.01)	(0.04)	–	(0.04)	–	$6.58	(0.09%)	$394,348	1.18%	0.96%	1.19%		35.15%
Year Ended December 31, 2008	$9.90	0.12	(3.29)	(3.17)	(0.10)	–	(0.10)	–	$6.63	(32.21%)	$506,519	1.12%	1.34%	1.14%		119.80%
Year Ended December 31, 2007	$12.48	0.10	(0.88)	(0.78)	(0.15)	(1.65)	(1.80)	–	$9.90	(6.92%)	$991,682	1.11%	0.68%	1.12%		94.94%
Year Ended December 31, 2006	$11.55	0.07	1.92	1.99	(0.06)	(1.00)	(1.06)	–	$12.48	17.37%	$1,485,343	1.12%	0.47%	1	.12%(e)	115.12%
Year Ended December 31, 2005	$12.64	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.55	3.06%	$1,445,191	1.13%	0.08%	1	.13%(e)	188.69%
Year Ended December 31, 2004	$11.57	(0.01)	2.02	2.01	–	(0.94)	(0.94)	–	$12.64	17.37%	$2,029,050	1.11%	(0.09%)	1	.11%(e)	132.11%

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.61	0.03	(0.03)	–	(0.04)	–	(0.04)	–	$6.57	0.06%	$20,096,358	1.18%	0.98%	1.19%		35.15%
Year Ended December 31, 2008	$9.88	0.11	(3.28)	(3.17)	(0.10)	–	(0.10)	–	$6.61	(32.27%)	$23,344,639	1.11%	1.21%	1.14%		119.80%
Year Ended December 31, 2007	$12.45	0.09	(0.86)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.92%)	$41,650,497	1.10%	0.67%	1.11%		94.94%
Year Ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.40%	$52,342,646	1.12%	0.48%	1	.12%(e)	115.12%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.53	3.07%	$52,727,490	1.12%	0.10%	1	.12%(e)	188.69%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00	–	(0.94)	(0.94)	–	$12.62	17.30%	$58,521,319	1.11%	(0.08%)	1	.11%(e)	132.11%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.61	0.01	(0.01)	–	(0.04)	–	(0.04)	–	$6.57	0.09%	$17,584,404	1.02%	0.59%	1.03%		35.15%
Period Ended December 31, 2008 (f)	$9.29	0.06	(2.65)	(2.59)	(0.09)	–	(0.09)	–	$6.61	(28.01%)	$8,762,016	0.98%	1.19%	1.01%		119.80%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	There were no fee reductions during the period.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 21

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

22 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$237,795,537	$—	$1,555	$237,797,092

Warrants	—	—	—	—

U.S. Government Sponsored & Agency Obligations	—	531,091	—	531,091

Mutual Fund	5,992,828	—	—	5,992,828

Repurchase Agreement	—	9,409,822	—	9,409,822

Futures Contracts	68,346	—	—	68,346

	$243,856,711	$9,940,913	$1,555	$253,799,179

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NVIT Multi-Manager
Small Cap Value Fund
Common
Stock

Balance as of 12/31/2008	$—

Accrued Accretion/ (Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	—

Net Purchase/(Sales)	—

Transfers In/(Out) of Level 3	1,555

Balance as of 6/30/2009	$1,555

The total change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to level 3 investments still held at June 30, 2009 is ($18,660).

Amount designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

24 Semiannual Report 2009

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

2009 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009

Derivatives not	Asset Derivatives		Liability Derivatives
accounted for as	Statement of Assets and		Statement of Assets and
hedging	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts*	Net Assets — Net Unrealized Appreciation from futures	$68,346	Net Assets — Net Unrealized Depreciation from futures	$—

Total		$68,346		$—

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging
instruments under FAS 133	Futures

Equity contracts	$399,982

Total	$399,982

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures

Equity contracts	$(94,554)

Total	$(94,554)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

Amount designated as “—” are zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the

26 Semiannual Report 2009

market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$9,099,281	$9,409,822

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

2009 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- Aberdeen Asset Management, Inc.

- Epoch Investment Partners, Inc.

- JPMorgan Investment Partners, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $200 million	0.90%

$200 million and more	0.85%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $567,184 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

28 Semiannual Report 2009

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III shares of the Fund and 0.20% of the daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2009, NFS received $161,791 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,576.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs

2009 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $184 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $41 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $77,711,656 and sales of $82,363,351 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $2,999,800 and no sales of U.S. government securities.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the

30 Semiannual Report 2009

volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$305,091,109	$16,945,894	$(68,306,170)	$(51,360,276)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 31

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement

32 Semiannual Report 2009

with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., Aberdeen Asset Management (“Aberdeen”), Epoch Investment Partners, Inc., and JPMorgan Investment Management, Inc.), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s overall performance for Class II shares for each of the one- and three-year periods ended September 30, 2008 was in the fourth quintile of its peer group, and that, for the five-year period ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group. The Trustees noted that for each period, the Fund underperformed its benchmark, the Russell 2000 Growth Index. The Trustees also noted that the sleeve managed by Aberdeen was under close review and on the watch list, and the Trustees reviewed Aberdeen’s response to the close review questionnaire as well as a performance analysis report that had been prepared by NFA regarding Aberdeen’s performance. The Trustees also noted that Aberdeen had replaced the team managing its sleeve of the Fund, with Jason Kotik and Mike Manzo serving as lead portfolio managers. The Trustees reviewed the qualifications and experience of the new Aberdeen portfolio managers.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the fifth quintile of its peer group. The Trustees considered that the Fund’s peer group is not specifically limited to multi-manager funds. The Trustees also took into account issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the advisory fee schedule includes breakpoints, and that the first breakpoint has been reached. The Trustees concluded that the shareholders of the Fund have appropriately benefited from economies of scale under the proposed advisory fee schedule, in light of such breakpoints.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 33

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

34 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 35

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

36 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 37

Gartmore NVIT Worldwide Leaders Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-WWL (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Gartmore NVIT Worldwide Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Gartmore NVIT Worldwide			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Leaders Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	998.50	5.71	1.15
	Hypothetical	[b]	1,000.00	1,019.08	5.79	1.15

Class III	Actual		1,000.00	998.50	5.71	1.15
	Hypothetical	[b]	1,000.00	1,019.08	5.79	1.15

Class VI	Actual		1,000.00	998.70	7.14	1.44
	Hypothetical	[b]	1,000.00	1,017.65	7.23	1.44

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Worldwide Leaders Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	96.6%
Repurchase Agreements	3.3%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

Pharmaceuticals	11.2%
Oil, Gas & Consumable Fuels	9.5%
Commercial Banks	8.0%
Food Products	6.9%
Diversified Financial Services	6.5%
Metals & Mining	4.1%
Hotels, Restaurants & Leisure	4.0%
Real Estate Management & Development	3.7%
Computers & Peripherals	3.5%
Automobiles	3.4%
Other Industries*	39.2%

100.0%

Top Holdings

Teva Pharmaceutical Industries Ltd. ADR	4.2%
Royal Dutch Shell PLC, B Shares	4.1%
McDonald’s Corp.	4.0%
JPMorgan Chase & Co.	3.9%
Nestle SA	3.7%
Apple, Inc.	3.5%
BG Group PLC	3.4%
Toyota Motor Corp.	3.4%
Polo Ralph Lauren Corp.	3.3%
HSBC Holdings PLC	3.3%
Other Holdings*	63.2%

100.0%

Top Countries

United States	38.1%
United Kingdom	10.6%
Japan	10.1%
Switzerland	6.2%
Israel	4.2%
Netherlands	4.1%
Hong Kong	3.1%
Germany	3.0%
Finland	2.7%
China	2.6%
Other Countries*	15.3%

100.0%

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund

Common Stocks 96.6%

	Shares	Market Value

CHINA 2.6% (a)
Commercial Banks 2.6%
China Construction Bank Corp., Class H	643,000	$495,475

FINLAND 2.7% (a)
Communications Equipment 2.7%
Nokia OYJ	35,200	515,523

FRANCE 2.0% (a)
Auto Components 2.0%
Compagnie Generale des Etablissements Michelin, Class B	6,700	383,678

GERMANY 3.0% (a)
Pharmaceuticals 3.0%
Bayer AG	10,600	569,583

HONG KONG 3.1% (a)
Real Estate Management & Development 3.1%
Cheung Kong Holdings Ltd.	52,000	594,593

ISRAEL 4.2%
Pharmaceuticals 4.2%
Teva Pharmaceutical Industries Ltd. ADR	16,100	794,374

JAPAN 10.1% (a)
Automobiles 3.4%
Toyota Motor Corp.	16,800	635,431

Capital Markets 2.5%
Nomura Holdings, Inc.	57,100	482,047

Commercial Banks 0.7%
Sumitomo Mitsui Financial Group, Inc.	3,300	133,556

Marine 2.4%
Mitsui OSK Lines Ltd.	71,000	458,898

Office Electronics 1.1%
Canon, Inc.	6,500	212,349

		1,922,281

LUXEMBOURG 2.6% (a)
Metals & Mining 2.6%
ArcelorMittal	14,751	488,103

NETHERLANDS 4.1% (a)
Oil, Gas & Consumable Fuels 4.1%
Royal Dutch Shell PLC, B Shares	30,800	775,313

SINGAPORE 2.6% (a)
Diversified Telecommunication Services 2.6%
Singapore Telecommunications Ltd.	235,000	484,939

SPAIN 2.6% (a)
Electric Utilities 2.6%
Iberdrola SA*	29,191	229,299
Iberdrola SA(a)	32,100	261,734

		491,033

SWEDEN 2.1% (a)
Building Products 2.1%
Assa Abloy AB, Class B	28,200	394,538

SWITZERLAND 6.2% (a)
Electrical Equipment 2.5%
ABB Ltd.	29,500	465,932

Food Products 3.7%
Nestle SA	18,800	710,022

		1,175,954

UNITED KINGDOM 10.6% (a)
Commercial Banks 4.0%
Barclays PLC	31,104	144,525
HSBC Holdings PLC	75,233	626,706

		771,231

Food Products 3.2%
Unilever PLC	25,600	601,584

Oil, Gas & Consumable Fuels 3.4%
BG Group PLC	38,160	642,528

		2,015,343

UNITED STATES 38.1%
Chemicals 2.5%
Monsanto Co.	6,390	475,033

Commercial Banks 0.7%
Fifth Third Bancorp	18,058	128,212

Computers & Peripherals 3.5%
Apple, Inc.*	4,650	662,299

Diversified Financial Services 6.5%
Bank of America Corp.	37,500	495,000
JPMorgan Chase & Co.	21,796	743,461

		1,238,461

Hotels, Restaurants & Leisure 4.0%
McDonald’s Corp.	13,300	764,617

Household Durables 1.0%
Lennar Corp., Class A	7,000	67,830
Toll Brothers, Inc.*	7,100	120,487

		188,317

Media 1.5%
DIRECTV Group, Inc. (The)*	11,100	274,281

Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	5,570	279,113

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Oil, Gas & Consumable Fuels 2.0%
ConocoPhillips	8,948	$376,353

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	13,600	276,216
Pfizer, Inc.	31,800	477,000

		753,216

Real Estate Management & Development 0.6%
CB Richard Ellis Group, Inc., Class A*	12,100	113,256

Road & Rail 2.0%
Union Pacific Corp.	7,400	385,244

Software 2.4%
Microsoft Corp.	19,000	451,630

Specialty Retail 2.6%
Home Depot, Inc.	21,200	500,956

Textiles, Apparel & Luxury Goods 3.3%
Polo Ralph Lauren Corp.	11,800	631,772

		7,222,760

Total Common Stocks (cost $17,144,274)		18,323,490

Repurchase Agreements 3.3%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $413,698, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $421,971	$413,697	$413,697
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $202,530, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $206,581	202,530	202,530

Total Repurchase Agreements (cost $616,227)		616,227

Total Investments (cost $17,760,501) (b) — 99.9%		18,939,717

Other assets in excess of liabilities — 0.1%		22,634

NET ASSETS — 100.0%		$18,962,351

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd	Limited

OYJ	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Gartmore NVIT
Worldwide
Leaders Fund

Assets:
Investments, at value (cost $17,144,274)	$18,323,490
Repurchase agreements, at value and cost	616,227

Total Investments	18,939,717

Cash	123
Foreign currencies, at value (cost $51,389)	51,045
Interest and dividends receivable	28,863
Receivable for capital shares issued	3,060
Reclaims receivable	18,251
Prepaid expenses and other assets	256

Total Assets	19,041,315

Liabilities:
Payable for investments purchased	44,471
Unrealized depreciation on spot contracts	127
Payable for capital shares redeemed	4,807
Accrued expenses and other payables:
Investment advisory fees	22,811
Fund administration fees	746
Distribution fees	5
Administrative services fees	2,988
Custodian fees	101
Compliance program costs (Note 3)	266
Professional fees	1,118
Printing fees	854
Other	670

Total Liabilities	78,964

Net Assets	$18,962,351

Represented by:
Capital	$33,753,049
Accumulated undistributed net investment income	98,136
Accumulated net realized losses from investment and foreign currency transactions	(16,068,654)
Net unrealized appreciation/(depreciation) from investments	1,179,216
Net unrealized appreciation/(depreciation) from spot contracts	(127)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	731

Net Assets	$18,962,351

Net Assets:
Class I Shares	$11,083,804
Class III Shares	7,843,131
Class VI Shares	35,416

Total	$18,962,351

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,349,738
Class III Shares	955,345
Class VI Shares	4,312

Total	2,309,395

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.21
Class III Shares	$8.21
Class VI Shares	$8.21
The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Gartmore NVIT Worldwide
Leaders Fund

INVESTMENT INCOME:
Interest income	$122
Dividend income	269,315
Income from securities lending (Note 2)	4,252
Foreign tax withholding	(11,576)

Total Income	262,113

EXPENSES:
Investment advisory fees	75,226
Fund administration fees	4,428
Distribution fees Class VI Shares	8
Administrative services fees Class I Shares	7,963
Administrative services fees Class III Shares	5,925
Administrative services fees Class VI Shares (a)	5
Custodian fees	1,004
Trustee fees	314
Compliance program costs (Note 3)	123
Professional fees	1,925
Printing fees	14,980
Other	7,131

Total expenses before earnings credit and expenses reimbursed	119,032
Earnings credit (Note 5)	(2)
Expenses reimbursed by adviser (Note 3)	(14,397)

Net Expenses	104,633

NET INVESTMENT INCOME	157,480

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(4,077,428)
Net realized losses from foreign currency transactions	(1,241)

Net realized losses from investment and foreign currency transactions	(4,078,669)

Net change in unrealized appreciation/(depreciation) from investments	3,681,283
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	(127)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,408

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	3,683,564

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	(395,105)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(237,625)

(a)	For the period from May 1, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	Gartmore NVIT Worldwide Leaders Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$157,480	$267,922
Net realized losses from investment and foreign currency transactions	(4,078,669)	(10,544,029)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	3,683,564	(10,297,802)

Change in net assets resulting from operations	(237,625)	(20,573,909)

Distributions to Shareholders From:
Net investment income:
Class I	(48,893)	(146,834)
Class III	(34,062)	(110,466)
Class VI (a)	(123)	–
Net realized gains:
Class I	–	(3,764,300)
Class III	–	(2,974,089)
Class VI (a)	–	–

Change in net assets from shareholder distributions	(83,078)	(6,995,689)

Change in net assets from capital transactions	(1,965,515)	(5,918,205)

Change in net assets	(2,286,218)	(33,487,803)

Net Assets:
Beginning of period	21,248,569	54,736,372

End of period	$18,962,351	$21,248,569

Accumulated undistributed net investment income at end of period	$98,136	$23,734

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$651,560	$988,881
Dividends reinvested	48,893	3,911,134
Cost of shares redeemed	(1,621,051)	(6,243,016)

Total Class I	(920,598)	(1,343,001)

Class III Shares
Proceeds from shares issued	216,792	1,376,881
Dividends reinvested	34,062	3,084,555
Cost of shares redeemed (b)	(1,330,586)	(9,036,640)

Total Class III	(1,079,732)	(4,575,204)

Class VI Shares (a)
Proceeds from shares issued	34,706	–
Dividends reinvested	123	–
Cost of shares redeemed	(14)	–

Total Class VI	34,815	–

Change in net assets from capital transactions	$(1,965,515)	$(5,918,205)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2009 (commencement of operations) through June 30, 2009.
(b)	Includes redemption fees — see Note 4 to Financial Statements.
The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT Worldwide Leaders Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS:
Class I Shares
Issued	89,341	71,288
Reinvested	6,271	351,107
Redeemed	(216,785)	(460,948)

Total Class I Shares	(121,173)	(38,553)

Class III Shares
Issued	27,370	96,297
Reinvested	4,369	276,988
Redeemed	(179,064)	(644,283)

Total Class III Shares	(147,325)	(270,998)

Class VI Shares (a)
Issued	4,299	–
Reinvested	15
Redeemed	(2)	–

Total Class VI Shares	4,312	–

Total change in shares	(264,186)	(309,551)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Gartmore NVIT Worldwide Leaders Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(d)		Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.26	0.07	(0.08)	(0.01)	(0.04)	–	(0.04)	–	$8.21	(0.15%)	$11,083,804	1.15%	1.74%	1.31%		112.08%
Year Ended December 31, 2008	$18.99	0.12	(7.75)	(7.63)	(0.11)	(2.99)	(3.10)	–	$8.26	(44.34%)	$12,145,914	1.19%	0.84%	1.19%		237.52%
Year Ended December 31, 2007	$15.90	0.06	3.10	3.16	(0.07)	–	(0.07)	–	$18.99	19.90%	$28,659,341	1.30%	0.33%	1.30%		270.07%
Year Ended December 31, 2006	$12.73	0.13	3.16	3.29	(0.12)	–	(0.12)	–	$15.90	25.88%	$29,402,523	1.21%	0.96%	1	.21%(e)	269.37%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	–	(0.10)	–	$12.73	19.34%	$29,173,437	1.29%	0.18%	1	.29%(e)	360.00%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	–	–	–	–	$10.78	15.67%	$28,775,768	1.25%	0.95%	1	.25%(e)	452.01%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.26	0.07	(0.08)	(0.01)	(0.04)	–	(0.04)	–	$8.21	(0.15%)	$7,843,131	1.15%	1.74%	1.31%		112.08%
Year Ended December 31, 2008	$18.98	0.12	(7.75)	(7.63)	(0.10)	(2.99)	(3.09)	–	$8.26	(44.33%)	$9,102,655	1.24%	0.78%	1.24%		237.52%
Year Ended December 31, 2007	$15.89	0.08	3.09	3.17	(0.08)	–	(0.08)	–	$18.98	19.94%	$26,077,031	1.26%	0.43%	1.26%		270.07%
Year Ended December 31, 2006	$12.73	0.12	3.16	3.28	(0.12)	–	(0.12)	–	$15.89	25.81%	$23,154,788	1.20%	0.93%	1	.20%(e)	269.37%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	–	(0.10)	–	$12.73	19.34%	$16,198,379	1.29%	0.13%	1	.29%(e)	360.00%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	–	–	–	–	$10.78	15.67%	$7,376,454	1.25%	0.94%	1	.25%(e)	452.01%

Class VI Shares
Period Ended June 30, 2009 (Unaudited) (f)	$7.62	0.01	0.61	0.62	(0.03)	–	(0.03)	–	$8.21	(0.13%)	$35,416	1.44%	0.84%	2.13%		112.08%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	There were no fee reductions during the period.
(f)	For the period from May 1, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore NVIT Worldwide Leaders Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

12 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$8,017,134	$10,306,356	$—	$18,323,490

Repurchase Agreements	—	616,227	—	616,227

	$8,017,134	$10,922,583	$—	$18,939,717

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral.

14 Semiannual Report 2009

There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2009, the Fund did not have securities on loan.

(f)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. For the period ended June 30, 2009, the Fund did not invest in forward foreign currency contracts.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through April	Effective
Fee Schedule	30, 2009	May 1, 2009

Up to $50 million	0.90%	0.80%

$50 million and more	0.85%	0.75%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

16 Semiannual Report 2009

Prior to May 1, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI World Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.82%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $46,246 for the six months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.05% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Year	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$—	$—	$14,397

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2009, NFS received $24,605 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of

18 Semiannual Report 2009

the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $123.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $463 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $3,420 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $20,268,276 and sales of $22,434,834 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$18,917,240	$1,633,153	$(1,610,676)	$22,477

20 Semiannual Report 2009

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 21

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement

22 Semiannual Report 2009

with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Gartmore Global Partners, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one- and three-year periods ended September 30, 2008, the Fund’s performance for Class I shares was in the third quintile and at the median of its peer group, while for the five-year period ended September 30, 2008, the Fund was in the first quintile of its peer group. The Trustees noted that, with respect to the one-year period ended September 30, 2008, the Fund underperformed its benchmark, the MSCI World Index, but that, with respect to each of the three-and five-year periods ended September 30, 2008, the Fund outperformed its benchmark. The Trustees considered that the Fund has an overall four-star Morningstar rating as of September 30, 2008.

The Trustees noted that the Fund’s contractual advisory fee for Class I shares was in the first quintile of its peer group, and that the actual advisory fee was in the fourth quintile of its peer group. The Trustees also noted that the Fund’s total expenses were in the third quintile and at the median of its peer group. The Trustees noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee for Class I shares would be in the fourth quintile of its peer group, less than one basis point above the median of the peer group, and the Fund’s total expenses for Class I shares would be in the third quintile and below the median of the peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 23

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

24 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

26 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 27

NVIT Mid Cap Index Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information

27	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCX (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Mid Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Mid Cap Index Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,082.00	2.39	0.46
	Hypothetical	[b]	1,000.00	1,022.50	2.33	0.46

Class II	Actual		1,000.00	1,081.10	3.68	0.71
	Hypothetical	[b]	1,000.00	1,021.26	3.58	0.71

Class Y	Actual		1,000.00	1,082.80	1.62	0.31
	Hypothetical	[b]	1,000.00	1,023.24	1.58	0.31

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Mid Cap Index Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	98.8%
Repurchase Agreements	0.4%
Other assets in excess of liabilities	0.8%

100.0%

Top Industries

Real Estate Investment Trusts	5.9%
Specialty Retail	5.0%
Machinery	4.9%
Insurance	4.6%
Health Care Equipment & Supplies	4.0%
Chemicals	3.7%
Oil, Gas & Consumable Fuels	3.5%
Information Technology Services	3.5%
Health Care Providers & Services	3.3%
Commercial Banks	3.3%
Other Industries*	58.3%

100.0%

Top Holdings

Vertex Pharmaceuticals, Inc.	0.9%
Ross Stores, Inc.	0.7%
priceline.com, Inc.	0.7%
Everest Re Group Ltd.	0.6%
Pride International, Inc.	0.6%
Newfield Exploration Co.	0.6%
Henry Schein, Inc.	0.6%
Cerner Corp.	0.6%
URS Corp.	0.6%
Roper Industries, Inc.	0.6%
Other Holdings*	93.5%

100.0%

*	For purposse of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.8%

	Shares	Market Value

Aerospace & Defense 0.6%
Alliant Techsystems, Inc.*	41,200	$3,393,232
BE Aerospace, Inc.*	125,676	1,804,707

		5,197,939

Airlines 0.3%
AirTran Holdings, Inc.*	152,400	943,356
Alaska Air Group, Inc.*	45,700	834,482
JetBlue Airways Corp.*	257,500	1,099,525

		2,877,363

Auto Components 0.8%
BorgWarner, Inc.	147,300	5,027,349
Gentex Corp.	176,500	2,047,400

		7,074,749

Automobiles 0.1%
Thor Industries, Inc.	44,800	822,976

Beverages 0.5%
Hansen Natural Corp.*	90,000	2,773,800
PepsiAmericas, Inc.	72,400	1,941,044

		4,714,844

Biotechnology 1.4%
OSI Pharmaceuticals, Inc.*	73,600	2,077,728
United Therapeutics Corp.*	29,600	2,466,568
Vertex Pharmaceuticals, Inc.*	219,390	7,819,060

		12,363,356

Building Products 0.2%
Lennox International, Inc.	57,500	1,848,050

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	52,127	3,033,270
Apollo Investment Corp.	179,833	1,078,998
Eaton Vance Corp.	148,500	3,972,375
Jefferies Group, Inc.*	158,000	3,370,140
Raymond James Financial, Inc.	121,925	2,098,329
SEI Investments Co.	168,600	3,041,544
Waddell & Reed Financial, Inc., Class A	108,000	2,847,960

		19,442,616

Chemicals 3.7%
Airgas, Inc.	103,300	4,186,749
Albemarle Corp.	115,200	2,945,664
Ashland, Inc.	84,400	2,367,420
Cabot Corp.	82,700	1,040,366
Cytec Industries, Inc.	59,500	1,107,890
FMC Corp.	92,100	4,356,330
Lubrizol Corp.	86,200	4,078,122
Minerals Technologies, Inc.	23,700	853,674
Olin Corp.	97,100	1,154,519
RPM International, Inc.	162,600	2,282,904
Scotts Miracle-Gro Co. (The), Class A	55,900	1,959,295
Sensient Technologies Corp.	61,100	1,379,027
Terra Industries, Inc.	126,080	3,053,658
Valspar Corp.	126,100	2,841,033

		33,606,651

Commercial Banks 3.3%
Associated Banc-Corp.	161,315	2,016,438
BancorpSouth, Inc.	92,100	1,890,813
Bank of Hawaii Corp.	60,800	2,178,464
Cathay General Bancorp	62,600	595,326
City National Corp.	54,600	2,010,918
Commerce Bancshares, Inc.	84,020	2,674,357
Cullen/Frost Bankers, Inc.	75,560	3,484,827
FirstMerit Corp.	104,264	1,770,403
Fulton Financial Corp.	221,200	1,152,452
International Bancshares Corp.	64,100	660,871
PacWest Bancorp	30,950	407,302
SVB Financial Group*	40,100	1,091,522
Synovus Financial Corp.	354,800	1,060,852
TCF Financial Corp.	143,000	1,911,910
Trustmark Corp.	61,600	1,190,112
Valley National Bancorp	180,495	2,111,791
Webster Financial Corp.	69,400	558,670
Westamerica Bancorporation	36,800	1,825,648
Wilmington Trust Corp.	86,000	1,174,760

		29,767,436

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	51,500	1,495,045
Clean Harbors, Inc.*	25,500	1,376,745
Copart, Inc.*	79,000	2,738,930
Corrections Corp. of America*	148,500	2,523,015
Deluxe Corp.	65,800	842,898
Herman Miller, Inc.	69,000	1,058,460
HNI Corp.	56,800	1,025,808
Mine Safety Appliances Co.	38,200	920,620
Rollins, Inc.	49,950	864,634
Waste Connections, Inc.*	100,700	2,609,137

		15,455,292

Communications Equipment 1.9%
3Com Corp.*	495,700	2,334,747
ADC Telecommunications, Inc.*	121,954	970,754
ADTRAN, Inc.	69,200	1,485,724
Avocent Corp.*	56,600	790,136
CommScope, Inc.*	102,355	2,687,842
F5 Networks, Inc.*	97,800	3,382,902
Palm, Inc.*	171,000	2,833,470
Plantronics, Inc.	61,700	1,166,747
Polycom, Inc.*	106,400	2,156,728

		17,809,050

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Computers & Peripherals 0.5%
Diebold, Inc.	83,500	$2,201,060
Imation Corp.	38,800	295,268
NCR Corp.*	199,410	2,359,020

		4,855,348

Construction & Engineering 1.9%
Aecom Technology Corp.*	114,300	3,657,600
Dycom Industries, Inc.*	50,600	560,142
Granite Construction, Inc.	41,850	1,392,768
KBR, Inc.	204,060	3,762,866
Shaw Group, Inc. (The)*	106,105	2,908,338
URS Corp.*	106,300	5,263,976

		17,545,690

Construction Materials 0.5%
Martin Marietta Materials, Inc.	56,480	4,455,142

Consumer Finance 0.2%
AmeriCredit Corp.*	166,090	2,250,520

Containers & Packaging 1.3%
AptarGroup, Inc.	85,300	2,880,581
Greif, Inc., Class A	43,100	1,905,882
Packaging Corp. of America	129,400	2,096,280
Sonoco Products Co.	126,000	3,017,700
Temple-Inland, Inc.	135,700	1,780,384

		11,680,827

Distributors 0.3%
LKQ Corp.*	176,600	2,905,070

Diversified Consumer Services 2.0%
Brink’s Home Security Holdings, Inc.*	51,500	1,457,965
Career Education Corp.*	93,600	2,329,704
Corinthian Colleges, Inc.*	109,700	1,857,221
ITT Educational Services, Inc.*	38,700	3,895,542
Matthews International Corp., Class A	38,620	1,201,854
Regis Corp.	54,600	950,586
Service Corp. International	323,000	1,770,040
Sotheby’s	85,000	1,199,350
Strayer Education, Inc.	17,900	3,904,169

		18,566,431

Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc.*	258,000	732,720

Electric Utilities 1.9%
Cleco Corp.	76,600	1,717,372
DPL, Inc.	147,400	3,415,258
Great Plains Energy, Inc.	166,157	2,583,741
Hawaiian Electric Industries, Inc.	113,900	2,170,934
IDACORP, Inc.	57,600	1,505,664
NV Energy, Inc.	295,810	3,191,790
Westar Energy, Inc.	133,700	2,509,549

		17,094,308

Electrical Equipment 1.7%
Ametek, Inc.	135,750	4,694,235
Hubbell, Inc., Class B	70,900	2,273,054
Roper Industries, Inc.	114,400	5,183,464
Thomas & Betts Corp.*	68,200	1,966,206
Woodward Governor Co.	68,900	1,364,220

		15,481,179

Electronic Equipment & Instruments 2.4%
Arrow Electronics, Inc.*	150,700	3,200,868
Avnet, Inc.*	190,900	4,014,627
Ingram Micro, Inc., Class A*	205,700	3,599,750
Itron, Inc.*	50,200	2,764,514
National Instruments Corp.	72,050	1,625,448
Tech Data Corp.*	63,200	2,067,272
Trimble Navigation Ltd.*	151,000	2,964,130
Vishay Intertechnology, Inc.*	236,050	1,602,779

		21,839,388

Energy Equipment & Services 2.6%
Exterran Holdings, Inc.*	79,530	1,275,661
Helix Energy Solutions Group, Inc.*	120,300	1,307,661
Helmerich & Payne, Inc.	133,700	4,127,319
Oceaneering International, Inc.*	69,400	3,136,880
Patterson-UTI Energy, Inc.	194,600	2,502,556
Pride International, Inc.*	220,400	5,523,224
Superior Energy Services, Inc.*	97,970	1,691,942
Tidewater, Inc.	65,600	2,812,272
Unit Corp.*	59,700	1,645,929

		24,023,444

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc.*	68,300	2,201,309
Ruddick Corp.	49,400	1,157,442

		3,358,751

Food Products 1.4%
Corn Products International, Inc.	94,070	2,520,135
Flowers Foods, Inc.	97,600	2,131,584
Lancaster Colony Corp.	25,100	1,106,157
Ralcorp Holdings, Inc.*	71,500	4,355,780
Smithfield Foods, Inc.*	150,190	2,098,154
Tootsie Roll Industries, Inc.	31,757	720,567

		12,932,377

Health Care Equipment & Supplies 4.0%
Beckman Coulter, Inc.	80,300	4,588,342
Edwards Lifesciences Corp.*	70,800	4,816,524
Gen-Probe, Inc.*	66,600	2,862,468
Hill-Rom Holdings, Inc.	79,020	1,281,704
Hologic, Inc.*	325,300	4,629,019
IDEXX Laboratories, Inc.*	75,300	3,478,860
Immucor, Inc.*	88,100	1,212,256
Kinetic Concepts, Inc.*	70,500	1,921,125
Masimo Corp.*	60,500	1,458,655
ResMed, Inc.*	96,400	3,926,372
STERIS Corp.	74,400	1,940,352

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Health Care Equipment & Supplies (continued)

Teleflex, Inc.	50,200	$2,250,466
Thoratec Corp.*	70,800	1,896,024

		36,262,167

Health Care Providers & Services 3.3%
Community Health Systems, Inc.*	116,900	2,951,725
Health Management Associates, Inc., Class A*	313,750	1,549,925
Health Net, Inc.*	128,300	1,995,065
Henry Schein, Inc.*	114,000	5,466,300
Kindred Healthcare, Inc.*	37,890	468,699
LifePoint Hospitals, Inc.*	67,500	1,771,875
Lincare Holdings, Inc.*	84,430	1,985,794
Omnicare, Inc.	132,500	3,413,200
Owens & Minor, Inc.	51,000	2,234,820
Psychiatric Solutions, Inc.*	70,700	1,607,718
Universal Health Services, Inc., Class B	63,200	3,087,320
VCA Antech, Inc.*	106,900	2,854,230
WellCare Health Plans, Inc.*	52,690	974,238

		30,360,909

Health Care Technology 0.6%
Cerner Corp.*	85,530	5,327,664

Hotels, Restaurants & Leisure 1.9%
Bob Evans Farms, Inc.	38,800	1,115,112
Boyd Gaming Corp.*	72,200	613,700
Brinker International, Inc.	129,440	2,204,363
Cheesecake Factory, Inc. (The)*	76,250	1,319,125
Chipotle Mexican Grill, Inc., Class A*	39,620	3,169,600
International Speedway Corp., Class A	35,700	914,277
Life Time Fitness, Inc.*	44,160	883,642
Panera Bread Co., Class A*	38,000	1,894,680
Scientific Games Corp., Class A*	82,100	1,294,717
Wendy’s/Arby’s Group, Inc., Class A	531,350	2,125,400
WMS Industries, Inc.*	61,800	1,947,318

		17,481,934

Household Durables 1.5%
American Greetings Corp., Class A	49,400	576,992
Blyth, Inc.	6,875	225,431
M.D.C. Holdings, Inc.	46,900	1,412,159
Mohawk Industries, Inc.*	71,300	2,543,984
NVR, Inc.*	7,248	3,641,323
Ryland Group, Inc.	54,600	917,280
Toll Brothers, Inc.*	164,800	2,796,656
Tupperware Brands Corp.	78,300	2,037,366

		14,151,191

Household Products 1.0%
Church & Dwight Co., Inc.	89,050	4,836,306
Energizer Holdings, Inc.*	87,560	4,574,134

		9,410,440

Industrial Conglomerate 0.2%
Carlisle Cos., Inc.	77,100	1,853,484

Information Technology Services 3.5%
Acxiom Corp.	85,800	757,614
Alliance Data Systems Corp.*	74,500	3,068,655
Broadridge Financial Solutions, Inc.	178,340	2,956,877
DST Systems, Inc.*	51,400	1,899,230
Gartner, Inc.*	74,900	1,142,974
Global Payments, Inc.	102,090	3,824,291
Hewitt Associates, Inc., Class A*	106,000	3,156,680
Lender Processing Services, Inc.	106,500	2,957,505
Mantech International Corp., Class A*	26,400	1,136,256
Metavante Technologies, Inc.*	113,400	2,932,524
NeuStar, Inc., Class A*	93,860	2,079,938
SAIC, Inc.*	257,700	4,780,335
SRA International, Inc., Class A*	53,200	934,192

		31,627,071

Insurance 4.6%
American Financial Group, Inc.	94,850	2,046,863
Arthur J. Gallagher & Co.	124,000	2,646,160
Brown & Brown, Inc.	147,700	2,943,661
Everest Re Group Ltd.	78,000	5,582,460
Fidelity National Financial, Inc., Class A	293,365	3,969,228
First American Corp.	118,100	3,059,971
Hanover Insurance Group, Inc. (The)	65,200	2,484,772
HCC Insurance Holdings, Inc.	144,350	3,465,844
Horace Mann Educators Corp.	50,200	500,494
Mercury General Corp.	45,000	1,504,350
Old Republic International Corp.	297,937	2,934,679
Protective Life Corp.	104,500	1,195,480
Reinsurance Group of America, Inc.	91,700	3,201,247
StanCorp Financial Group, Inc.	61,800	1,772,424
Unitrin, Inc.	62,800	754,856
W.R. Berkley Corp.	176,550	3,790,529

		41,853,018

Internet & Catalog Retail 0.9%
Netflix, Inc.*	51,250	2,118,675
priceline.com, Inc.*	52,700	5,878,685

		7,997,360

Internet Software & Services 0.7%
Digital River, Inc.*	47,130	1,711,762
Equinix, Inc.*	48,000	3,491,520
ValueClick, Inc.*	109,700	1,154,044

		6,357,326

Leisure Equipment & Products 0.0%
Callaway Golf Co.	83,100	421,317

Life Sciences Tools & Services 2.2%
Affymetrix, Inc.*	90,300	535,479
Bio-Rad Laboratories, Inc., Class A*	24,100	1,819,068
Charles River Laboratories International, Inc.*	84,900	2,865,375
Covance, Inc.*	80,500	3,960,600
Mettler-Toledo International, Inc.*	42,800	3,302,020

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Life Sciences Tools & Services (continued)

Pharmaceutical Product Development, Inc.	147,600	$3,427,272
Techne Corp.	48,000	3,062,880
Varian, Inc.*	36,600	1,443,138

		20,415,832

Machinery 4.9%
AGCO Corp.*	114,900	3,340,143
Bucyrus International, Inc.	95,200	2,718,912
Crane Co.	61,200	1,365,372
Donaldson Co., Inc.	97,200	3,367,008
Federal Signal Corp.	60,900	465,885
Graco, Inc.	75,150	1,654,803
Harsco Corp.	102,200	2,892,260
IDEX Corp.	102,930	2,528,990
Joy Global, Inc.	129,800	4,636,456
Kennametal, Inc.	92,400	1,772,232
Lincoln Electric Holdings, Inc.	54,100	1,949,764
Nordson Corp.	43,100	1,666,246
Oshkosh Corp.	94,100	1,368,214
Pentair, Inc.	124,600	3,192,252
SPX Corp.	63,010	3,085,600
Terex Corp.*	134,500	1,623,415
Timken Co.	107,400	1,834,392
Trinity Industries, Inc.	100,500	1,368,810
Valmont Industries, Inc.	22,300	1,607,384
Wabtec Corp.	61,240	1,970,091

		44,408,229

Marine 0.1%
Alexander & Baldwin, Inc.	52,200	1,223,568

Media 1.0%
DreamWorks Animation SKG, Inc., Class A*	96,400	2,659,676
Harte-Hanks, Inc.	48,950	452,788
John Wiley & Sons, Inc., Class A	54,100	1,798,825
Lamar Advertising Co., Class A*	95,600	1,459,812
Marvel Entertainment, Inc.*	62,000	2,206,580
Scholastic Corp.	34,000	672,860

		9,250,541

Metals & Mining 1.6%
Carpenter Technology Corp.	55,680	1,158,701
Cliffs Natural Resources, Inc.	165,540	4,050,764
Commercial Metals Co.	143,600	2,301,908
Reliance Steel & Aluminum Co.	81,000	3,109,590
Steel Dynamics, Inc.	236,100	3,477,753
Worthington Industries, Inc.	75,700	968,203

		15,066,919

Multi-Utility 2.2%
Alliant Energy Corp.	140,500	3,671,265
Black Hills Corp.	48,600	1,117,314
MDU Resources Group, Inc.	232,750	4,415,267
NSTAR	135,700	4,357,327
OGE Energy Corp.	118,800	3,364,416
PNM Resources, Inc.	113,050	1,210,766
Vectren Corp.	102,300	2,396,889

		20,533,244

Multiline Retail 0.7%
99 Cents Only Stores*	59,200	803,936
Dollar Tree, Inc.*	113,650	4,784,665
Saks, Inc.*	181,700	804,931

		6,393,532

Natural Gas Utility 2.2%
AGL Resources, Inc.	97,000	3,084,600
Energen Corp.	90,600	3,614,940
National Fuel Gas Co.	100,000	3,608,000
ONEOK, Inc.	133,120	3,925,709
UGI Corp.	136,300	3,474,287
WGL Holdings, Inc.	63,100	2,020,462

		19,727,998

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	77,500	1,833,650

Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc.	181,500	2,789,655
Bill Barrett Corp.*	46,730	1,283,206
Cimarex Energy Co.	105,990	3,003,757
Comstock Resources, Inc.*	59,100	1,953,255
Encore Acquisition Co.*	66,450	2,049,982
Forest Oil Corp.*	137,970	2,058,512
Frontier Oil Corp.	132,200	1,733,142
Mariner Energy, Inc.*	125,100	1,469,925
Newfield Exploration Co.*	168,500	5,504,895
Overseas Shipholding Group, Inc.	31,330	1,066,473
Patriot Coal Corp.*	87,000	555,060
Plains Exploration & Production Co.*	154,080	4,215,629
Quicksilver Resources, Inc.*	141,400	1,313,606
Southern Union Co.	156,600	2,879,874

		31,876,971

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.*	117,010	400,174

Personal Products 0.5%
Alberto-Culver Co.	107,670	2,738,048
NBTY, Inc.*	69,250	1,947,310

		4,685,358

Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.*	148,360	2,658,611
Medicis Pharmaceutical Corp., Class A	71,700	1,170,144
Perrigo Co.	98,700	2,741,886
Sepracor, Inc.*	137,600	2,383,232
Valeant Pharmaceuticals International*	103,000	2,649,160

		11,603,033

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Professional Services 1.4%
Corporate Executive Board Co. (The)	43,500	$903,060
FTI Consulting, Inc.*	65,000	3,296,800
Kelly Services, Inc., Class A	31,700	347,115
Korn/Ferry International*	57,500	611,800
Manpower, Inc.	99,500	4,212,830
MPS Group, Inc.*	118,700	906,868
Navigant Consulting, Inc.*	59,180	764,606
Watson Wyatt Worldwide, Inc., Class A (b)	54,100	2,030,373

		13,073,452

Real Estate Investment Trusts 5.9%
Alexandria Real Estate Equities, Inc.	50,150	1,794,869
AMB Property Corp.	181,970	3,422,856
BRE Properties, Inc. Class A	65,200	1,549,152
Camden Property Trust	83,200	2,296,320
Corporate Office Properties Trust SBI MD	73,200	2,146,956
Cousins Properties, Inc.	56,862	483,327
Duke Realty Corp.	288,330	2,528,654
Equity One, Inc.	45,440	602,534
Essex Property Trust, Inc.	34,100	2,122,043
Federal Realty Investment Trust	75,100	3,869,152
Highwoods Properties, Inc.	89,200	1,995,404
Hospitality Properties Trust	142,140	1,690,045
Liberty Property Trust	130,500	3,006,720
Macerich Co. (The)	102,420	1,803,616
Mack-Cali Realty Corp.	98,010	2,234,628
Nationwide Health Properties, Inc.	130,120	3,349,289
Omega Healthcare Investors, Inc.	104,000	1,614,080
Potlatch Corp.	49,898	1,212,022
Rayonier, Inc.	100,377	3,648,704
Realty Income Corp.	132,700	2,908,784
Regency Centers Corp.	100,000	3,491,000
SL Green Realty Corp.	95,600	2,193,064
UDR, Inc.	193,883	2,002,811
Weingarten Realty Investors	131,100	1,902,261

		53,868,291

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	52,430	1,716,034

Road & Rail 1.1%
Con-way, Inc.	58,900	2,079,759
J.B. Hunt Transport Services, Inc.	104,200	3,181,226
Kansas City Southern*	115,300	1,857,483
Landstar System, Inc.	65,800	2,362,878
Werner Enterprises, Inc.	55,050	997,506

		10,478,852

Semiconductors & Semiconductor Equipment 2.2%
Atmel Corp.*	563,500	2,101,855
Cree, Inc.*	112,500	3,306,375
Fairchild Semiconductor International, Inc.*	156,900	1,096,731
Integrated Device Technology, Inc.*	213,630	1,290,325
International Rectifier Corp.*	92,100	1,364,001
Intersil Corp., Class A	155,100	1,949,607
Lam Research Corp.*	159,780	4,154,280
RF Micro Devices, Inc.*	338,400	1,272,384
Semtech Corp.*	76,300	1,213,933
Silicon Laboratories, Inc.*	57,100	2,166,374

		19,915,865

Software 3.0%
ACI Worldwide, Inc.*	44,100	615,636
Advent Software, Inc.*	19,600	642,684
ANSYS, Inc.*	111,500	3,474,340
Cadence Design Systems, Inc.*	328,900	1,940,510
FactSet Research Systems, Inc.	53,300	2,658,071
Fair Isaac Corp.	61,220	946,461
Jack Henry & Associates, Inc.	106,800	2,216,100
Macrovision Solutions Corp.*	104,900	2,287,869
Mentor Graphics Corp.*	118,800	649,836
MICROS Systems, Inc.*	101,900	2,580,108
Parametric Technology Corp.*	146,790	1,715,975
Sybase, Inc.*	104,736	3,282,427
Synopsys, Inc.*	182,100	3,552,771
Wind River Systems, Inc.*	87,300	1,000,458

		27,563,246

Specialty Retail 5.0%
Aaron’s, Inc.	68,000	2,027,760
Advance Auto Parts, Inc.	120,050	4,980,874
Aeropostale, Inc.*	83,450	2,859,832
American Eagle Outfitters, Inc.	261,800	3,709,706
AnnTaylor Stores Corp.*	69,320	553,174
Barnes & Noble, Inc.	47,300	975,799
CarMax, Inc.*	279,800	4,113,060
Chico’s FAS, Inc.*	225,600	2,195,088
Coldwater Creek, Inc.*	61,200	370,872
Collective Brands, Inc.*	80,600	1,174,342
Dick’s Sporting Goods, Inc.*	108,140	1,860,008
Foot Locker, Inc.	196,900	2,061,543
Guess?, Inc.	76,300	1,967,014
J Crew Group, Inc.*	66,100	1,786,022
PetSmart, Inc.	161,500	3,465,790
Rent-A-Center, Inc.*	84,000	1,497,720
Ross Stores, Inc.	160,200	6,183,720
Urban Outfitters, Inc.*	142,400	2,971,888
Williams-Sonoma, Inc.	110,300	1,309,261

		46,063,473

Textiles, Apparel & Luxury Goods 1.0%
Fossil, Inc.*	57,000	1,372,560
Hanesbrands, Inc.*	118,200	1,774,182
Phillips-Van Heusen Corp.	65,500	1,879,195
Timberland Co. (The) Class A*	59,100	784,257
Under Armour, Inc., Class A*	46,100	1,031,718
Warnaco Group, Inc. (The)*	59,120	1,915,488

		8,757,400

Thrifts & Mortgage Finance 1.2%
Astoria Financial Corp.	97,550	836,979
First Niagara Financial Group, Inc.	185,400	2,117,268

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Thrifts & Mortgage Finance (continued)

New York Community Bancorp, Inc.	438,128	$4,683,588
NewAlliance Bancshares, Inc.	135,300	1,555,950
Washington Federal, Inc.	111,189	1,445,457

		10,639,242

Tobacco 0.1%
Universal Corp.	31,600	1,046,276

Trading Companies & Distributors 0.5%
GATX Corp.	61,600	1,584,352
MSC Industrial Direct Co., Class A	57,100	2,025,908
United Rentals, Inc.*	82,881	537,898

		4,148,158

Water Utility 0.3%
Aqua America, Inc.	167,900	3,005,410

Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc.*	65,700	1,053,171
Telephone & Data Systems, Inc.	122,700	3,472,410
Telephone & Data Systems, Inc. Special Shares	5,800	150,568

		4,676,149

Total Common Stocks (cost $1,223,063,576)		904,176,295

Repurchase Agreements 0.4%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $2,685,827, collateralized by U.S. Government Agency Mortgage ranging from 4.50%-5.00%, maturing 02/15/39-06/20/39; total market value of $2,739,536	$2,685,820	$2,685,820
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $12,250, collateralized by U.S. Government Agency Mortgages ranging 3.50%-8.50%, maturing 06/01/11-06/01/39; total market value of $12,495 (c)	12,250	12,250
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $1,314,874, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09-12/01/09; total market value of $1,341,169	1,314,872	1,314,872

Total Repurchase Agreements (cost $4,012,942)		4,012,942

Total Investments (cost $1,227,076,518) (a) — 99.2%		908,189,237

Other assets in excess of liabilities — 0.8%		7,437,757

NET ASSETS — 100.0%		$915,626,994

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(b)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was $11,760.

(c)	The security was purchased with cash collateral held from securities on loan (Note 2). The total value of this security as of June 30, 2009 was $12,250.

Ltd	Limited

At June 30, 2009, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

212	S&P 400 Futures	09/18/09	$12,226,040	$(113,640)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Mid Cap
Index Fund

Assets:
Investments, at value (cost $1,223,063,576)*	$904,176,295
Repurchase agreements, at value and cost	4,012,942

Total Investments	908,189,237

Cash	25,142
Deposits with broker for futures	488,380
Interest and dividends receivable	948,666
Receivable for capital shares issued	178,925
Receivable for investments sold	13,293,687
Prepaid expenses and other assets	10,067

Total Assets	923,134,104

Liabilities:
Payable for investments purchased	6,460,784
Unrealized depreciation on futures contracts	13,768
Payable upon return of securities loaned (Note 2)	12,250
Payable for capital shares redeemed	664,416
Accrued expenses and other payables:
Investment advisory fees	167,536
Fund administration fees	36,019
Distribution fees	2,230
Administrative services fees	35,388
Custodian fees	17,268
Trustee fees	1,199
Compliance program costs (Note 3)	17,529
Professional fees	41,624
Printing fees	30,113
Other	6,986

Total Liabilities	7,507,110

Net Assets	$915,626,994

Represented by:
Capital	$1,254,251,456
Accumulated undistributed net investment income	2,278,318
Accumulated net realized losses from investment transactions and futures	(21,901,859)
Net unrealized appreciation/(depreciation) from investments	(318,887,281)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(113,640)

Net Assets	$915,626,994

Net Assets:
Class I Shares	$243,922,517
Class II Shares	10,793,713
Class Y Shares	660,910,764

Total	$915,626,994

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	20,129,981
Class II Shares	894,371
Class Y Shares	54,545,776

Total	75,570,128

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.12
Class II Shares	$12.07
Class Y Shares	$12.12

*	Includes value of securities on loan of $11,760 (Note 2).

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Mid Cap
Index Fund

INVESTMENT INCOME:
Interest income	$3,616
Dividend income	7,669,422
Income from securities lending (Note 2)	10,819

Total Income	7,683,857

EXPENSES:
Investment advisory fees	909,002
Fund administration fees	201,438
Distribution fees Class II Shares	12,600
Administrative services fees Class I Shares	171,149
Administrative services fees Class II Shares	7,498
Custodian fees	22,068
Trustee fees	16,091
Compliance program costs (Note 3)	5,659
Professional fees	77,725
Printing fees	46,384
Other	34,657

Total expenses before earnings credit and expenses reimbursed	1,504,271
Earnings credit (Note 4)	(674)
Expenses reimbursed by adviser (Note 3)	(37,716)

Net Expenses	1,465,881

NET INVESTMENT INCOME	6,217,976

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(30,568,388)
Net realized gains from futures transactions (Note 2)	2,030,049

Net realized losses from investment transactions and futures	(28,538,339)

Net change in unrealized appreciation/(depreciation) from investments	94,436,880
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(792,381)

Net change in unrealized appreciation/(depreciation) from investments and futures	93,644,499

Net realized/unrealized losses from investments and futures	65,106,160

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$71,324,136

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	(Unaudited)
Operations:
Net investment income	$6,217,976	$14,842,928
Net realized gains (losses) from investment and futures	(28,538,339)	19,260,820
Net change in unrealized appreciation/(depreciation) from investments and futures	93,644,499	(507,509,449)

Change in net assets resulting from operations	71,324,136	(473,405,701)

Distributions to Shareholders From:
Net investment income:
Class I	(955,202)	(4,833,705)
Class II	(30,994)	(181,818)
Class Y	(2,953,462)	(10,479,806)
Net realized gains:
Class I	–	(24,499,231)
Class II	–	(1,110,650)
Class Y	–	(47,179,421)

Change in net assets from shareholder distributions	(3,939,658)	(88,284,631)

Change in net assets from capital transactions	44,628,283	3,402,546

Change in net assets	112,012,761	(558,287,786)

Net Assets:
Beginning of period	803,614,233	1,361,902,019

End of period	$915,626,994	$803,614,233

Accumulated undistributed net investment income at end of period	$2,278,318	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,807,346	$56,048,623
Dividends reinvested	955,202	29,332,936
Cost of shares redeemed	(37,113,575)	(126,609,887)

Total Class I	(23,351,027)	(41,228,328)

Class II Shares
Proceeds from shares issued	797,142	2,834,822
Dividends reinvested	30,994	1,292,468
Cost of shares redeemed	(2,022,297)	(5,176,552)

Total Class II	(1,194,161)	(1,049,262)

Class Y Shares
Proceeds from shares issued	104,642,526	91,464,128
Dividends reinvested	2,953,462	57,659,227
Cost of shares redeemed	(38,422,517)	(103,443,219)

Total Class Y	69,173,471	45,680,136

Change in net assets from capital transactions	$44,628,283	$3,402,546

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	1,168,246	3,427,422
Reinvested	88,748	1,847,787
Redeemed	(3,444,818)	(7,972,034)

Total Class I Shares	(2,187,824)	(2,696,825)

Class II Shares
Issued	73,521	179,546
Reinvested	2,933	81,837
Redeemed	(189,095)	(337,341)

Total Class II Shares	(112,641)	(75,958)

Class Y Shares
Issued	9,690,570	5,786,751
Reinvested	273,103	3,644,155
Redeemed	(3,559,439)	(6,207,639)

Total Class Y Shares	6,404,234	3,223,267

Total change in shares	4,103,769	450,484

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses to	Income to	Reimbursement)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	Average Net	Average Net	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Assets (b)	Assets (b)	Net Assets (b)(d)		Turnover (c)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$11.25	0.09	0.83	0.92	(0.05)	–	(0.05)	$12.12	8.20%	$243,922,517	0.46%	1.49%	0.47%		10.14%
Year Ended December 31, 2008	$19.18	0.21	(6.83)	(6.62)	(0.21)	(1.10)	(1.31)	$11.25	(36.46%)	$250,979,592	0.44%	1.22%	0.44%		24.70%
Year Ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)	(0.84)	$19.18	7.56%	$479,738,690	0.46%	1.34%	0.47%		23.90%
Year Ended December 31, 2006	$17.36	0.21	1.48	1.69	(0.21)	(0.25)	(0.46)	$18.59	9.89%	$548,012,004	0.50%	1.17%	0	.50%(f)	13.76%
Year Ended December 31, 2005	$16.61	0.16	1.82	1.98	(0.18)	(1.05)	(1.23)	$17.36	12.10%	$576,338,849	0.55%	0.93%	0	.55%(f)	19.32%
Year Ended December 31, 2004	$14.77	0.09	2.23	2.32	(0.08)	(0.40)	(0.48)	$16.61	15.73%	$532,473,971	0.60%	0.62%	0	.60%(f)	15.90%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$11.20	0.07	0.83	0.90	(0.03)	–	(0.03)	$12.07	8.11%	$10,793,713	0.71%	1.24%	0.72%		10.14%
Year Ended December 31, 2008	$19.11	0.18	(6.81)	(6.63)	(0.18)	(1.10)	(1.28)	$11.20	(36.61%)	$11,279,926	0.64%	1.02%	0.64%		24.70%
Year Ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)	(0.81)	$19.11	7.37%	$20,694,631	0.62%	1.17%	0.62%		23.90%
Year Ended December 31, 2006	$17.30	0.19	1.47	1.66	(0.18)	(0.25)	(0.43)	$18.53	9.74%	$21,522,029	0.66%	1.01%	0	.66%(f)	13.76%
Year Ended December 31, 2005	$16.56	0.13	1.81	1.94	(0.15)	(1.05)	(1.20)	$17.30	11.90%	$21,512,149	0.72%	0.76%	0	.72%(f)	19.32%
Year Ended December 31, 2004	$14.73	0.07	2.22	2.29	(0.06)	(0.40)	(0.46)	$16.56	15.50%	$15,367,073	0.78%	0.45%	0	.78%(f)	15.90%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$11.25	0.08	0.84	0.92	(0.05)	–	(0.05)	$12.12	8.28%	$660,910,764	0.31%	1.52%	0.32%		10.14%
Year Ended December 31, 2008	$19.18	0.23	(6.83)	(6.60)	(0.23)	(1.10)	(1.33)	$11.25	(36.38%)	$541,354,715	0.31%	1.36%	0.31%		24.70%
Year Ended December 31, 2007	$18.59	0.28	1.18	1.46	(0.30)	(0.57)	(0.87)	$19.18	7.74%	$861,468,698	0.29%	1.28%	0.29%		23.90%
Period Ended December 31, 2006 (e)	$18.88	0.16	(0.01)	0.15	(0.19)	(0.25)	(0.44)	$18.59	0.94%	$153,172,267	0.31%	1.38%	0	.31%(f)	13.76%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(f)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”), Great-West Life & Annuity Insurance Co., and Jefferson National Life Insurance Company currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

16 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$904,176,295	$—	$—	$904,176,295

Repurchase Agreements	—	4,012,942	—	4,012,942

Futures	(113,640)	—	—	(113,640)

	$904,062,655	$4,012,942	$—	$908,075,597

Amounts designated as “—” are zero.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a

18 Semiannual Report 2009

futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives		Liability Derivatives
Derivatives not	Statement of Assets		Statement of Assets
accounted for as	and Liabilities		and Liabilities
hedging	Location	Fair Value	Location	Fair Value

Equity contracts*	Net Assets - Net Unrealized Depreciation from futures	$—	Net Assets - Net Unrealized Depreciation from futures	$(113,640)

Total		$—		$(113,640)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
Amounts designated as “–” are zero.

The Effect of Derivative Instruments on the Statement of Operations For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as
hedging instruments under FAS 133	Futures

Equity contracts	$2,030,049

Total	$2,030,049

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as
hedging instruments under FAS 133	Futures

Equity contracts	$(792,381)

Total	$(792,381)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(f)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$11,760	$12,250

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and

20 Semiannual Report 2009

those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion and more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $300,636 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% for the Fund’s Class I, Class II, Class III, and Class Y shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Year	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$—	$—	$37,716

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and

22 Semiannual Report 2009

other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2009, NFS received $175,809 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $5,659.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $140,187,048 and sales of $83,298,278 (excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,241,789,654	$34,542,173	$(368,142,590)	$(333,600,417)

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

24 Semiannual Report 2009

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”) and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 25

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2008, the Fund’s performance for Class Y shares was in first quintile of its peer group, for the three-year period ended September 30, 2008, the Fund’s performance for Class Y shares was in the second quintile of its peer group, and for the five-year period ended September 30, 2008, the Fund’s performance for Class Y shares was in the third quintile and slightly below the median of its peer group. For each period, and the Fund underperformed its benchmark, the S&P MidCap 400® Index, which was partially attributable to the effect of expenses.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class Y shares were in the first quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

26 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

28 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2009

NVIT Technology and Communications Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-TC (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Technology and Communications Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Technology and			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Communications Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,174.90	6.36	1.18
	Hypothetical	[b]	1,000.00	1,018.81	5.92	1.18

Class II	Actual		1,000.00	1,177.30	7.72	1.43
	Hypothetical	[b]	1,000.00	1,017.57	7.18	1.43

Class III	Actual		1,000.00	1,177.80	6.37	1.18
	Hypothetical	[b]	1,000.00	1,018.81	5.92	1.18

Class IV	Actual		1,000.00	1,176.50	7.72	1.43
	Hypothetical	[b]	1,000.00	1,017.57	7.18	1.43

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Technology and Communications Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	94.4%
Preferred Stocks	3.0%
Repurchase Agreements	2.9%
Liabilities in excess of other assets	(0	.3)%

	100.0%

Top Industries

Software	21.9%
Computers & Peripherals	15.1%
Information Technology Services	14.1%
Communications Equipment	12.8%
Semiconductors & Semiconductor Equipment	8.8%
Internet Software & Services	7.9%
Wireless Telecommunication Services	5.6%
Media	3.1%
Professional Services	3.0%
Machinery	2.1%
Other*	5.6%

100.0%

Top Holdings

Hewlett-Packard Co.	6.3%
Oracle Corp.	6.0%
Cognizant Technology Solutions Corp., Class A	5.2%
QUALCOMM, Inc.	5.0%
EMC Corp.	4.1%
Omniture, Inc.	4.1%
Google, Inc., Class A	3.8%
Cisco Systems, Inc.	3.8%
Solera Holdings, Inc.	3.5%
Alliance Data Systems Corp.	3.3%
Other*	54.9%

100.0%

Top Countries

United States	81.6%
Japan	5.1%
Republic of Korea	3.0%
Germany	2.7%
United Kingdom	2.4%
Israel	1.7%
Hong Kong	0.9%
Other*	2.6%

100.0%

*	For purposes of listing top holdings, industries and countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Technology and Communications Fund

Common Stocks 94.4%

	Shares	Market Value

GERMANY 2.7% (a)
Computers & Peripherals 2.7%
Wincor Nixdorf AG	14,851	$832,603

HONG KONG 0.9% (a)
Semiconductors & Semiconductor Equipment 0.9%
ASM Pacific Technology Ltd.	52,070	266,282

ISRAEL 1.7%
Software 1.7%
Check Point Software Technologies*	22,070	517,983

JAPAN 5.1% (a)
Electronic Equipment & Instruments 1.4%
Canon, Inc.	13,660	446,260

Machinery 2.1%
Fanuc Ltd.	7,893	632,614

Semiconductors & Semiconductor Equipment 1.6%
Omron Corp.	34,836	504,790

		1,583,664

UNITED KINGDOM 2.4% (a)
Wireless Telecommunication Services 2.4%
Vodafone Group PLC	386,458	751,551

UNITED STATES 81.6%
Communications Equipment 12.8%
Cisco Systems, Inc.*	62,509	1,165,168
F5 Networks, Inc.*	11,620	401,936
QUALCOMM, Inc.	34,257	1,548,416
Tellabs, Inc.*	143,300	821,109

		3,936,629

Computers & Peripherals 12.4%
Apple, Inc.*	4,307	613,446
EMC Corp.*	96,830	1,268,473
Hewlett-Packard Co.	49,800	1,924,770

		3,806,689

Information Technology Services 14.1%
Alliance Data Systems Corp.*	24,660	1,015,745
Cognizant Technology Solutions Corp., Class A*	59,245	1,581,842
Paychex, Inc.	19,701	496,465
SAIC, Inc.*	33,850	627,918
Visa, Inc., Class A	10,040	625,090

		4,347,060

Internet Software & Services 7.9%
Google, Inc., Class A*	2,805	1,182,560
Omniture, Inc.*	100,363	1,260,559

		2,443,119

Media 3.1%
Comcast Corp., Class A	64,900	940,401

Professional Services 3.0%
FTI Consulting, Inc.*	18,200	923,104

Semiconductors & Semiconductor Equipment 4.9%
Intel Corp.	43,901	726,562
NVIDIA Corp.*	69,070	779,800

		1,506,362

Software 20.2%
Adobe Systems, Inc.*	31,940	903,902
Citrix Systems, Inc.*	15,470	493,338
Concur Technologies, Inc.*	9,800	304,584
McAfee, Inc.*	21,310	899,069
Microsoft Corp.	29,094	691,564
Oracle Corp.	85,328	1,827,726
Solera Holdings, Inc.*	42,590	1,081,786

		6,201,969

Wireless Telecommunication Services 3.2%
American Tower Corp., Class A*	31,371	989,128

		25,094,461

Total Common Stocks (cost $28,043,693)		29,046,544

Preferred Stocks 3.0%

REPUBLIC OF KOREA 3.0% (a)
Electronics 3.0%
Samsung Electronics Co. Ltd. GDR	5,994	917,681

Total Preferred Stocks (cost $960,174)		917,681

Repurchase Agreements 2.9%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $597,520, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $609,470	$597,520	597,520

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Technology and Communications Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Market Value

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $292,523, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $298,373	$292,523	$292,523

Total Repurchase Agreements (cost $890,043)		890,043

Total Investments (cost $29,893,910) (b) — 100.3%		30,854,268

Liabilities in excess of other assets — (0.3)%		(88,144)

NET ASSETS — 100.0%		$30,766,124

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

GDR	Global Depositary Receipt

Ltd	Limited

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Technology
and
Communications
Fund

Assets:
Investments, at value (cost $29,003,867)	$29,964,225
Repurchase agreements, at value and cost	890,043

Total Investments	30,854,268

Interest and dividends receivable	34,378
Receivable for capital shares issued	26,584
Reclaims receivable	3,667
Prepaid expenses and other assets	290

Total Assets	30,919,187

Liabilities:
Payable for capital shares redeemed	73,418
Accrued expenses and other payables:
Investment advisory fees	55,003
Fund administration fees	1,184
Distribution fees	1,689
Administrative services fees	4,995
Custodian fees	1,698
Trustee fees	5
Compliance program costs (Note 3)	430
Professional fees	1,210
Printing fees	12,755
Other	676

Total Liabilities	153,063

Net Assets	$30,766,124

Represented by:
Capital	$54,125,071
Accumulated net investment loss	(32,823)
Accumulated net realized losses from investment transactions and foreign currency transactions	(24,287,108)
Net unrealized appreciation/(depreciation) from investments	960,358
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	626

Net Assets	$30,766,124

Net Assets:
Class I Shares	$7,841,216
Class II Shares	625,344
Class III Shares	14,565,748
Class VI Shares	7,733,816

Total	$30,766,124

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,991,172
Class II Shares	241,742
Class III Shares	5,502,841
Class VI Shares	2,968,940

Total	11,704,695

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$2.62
Class II Shares	$2.59
Class III Shares	$2.65
Class VI Shares	$2.60

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Technology
and
Communications
Fund

INVESTMENT INCOME:
Interest income	$311
Dividend income	123,519
Foreign tax withholding	(4,874)

Total Income	118,956

EXPENSES:
Investment advisory fees	90,299
Fund administration fees	5,829
Distribution fees Class II Shares	722
Distribution fees Class VI Shares	7,148
Administrative services fees Class I Shares	5,345
Administrative services fees Class II Shares	433
Administrative services fees Class III Shares	8,255
Administrative services fees Class VI Shares	4,299
Custodian fees	1,228
Trustee fees	401
Compliance program costs (Note 3)	140
Professional fees	2,158
Printing fees	22,183
Other	2,423

Total expenses before earnings credit and expenses reimbursed	150,863
Earnings credit (Note 5)	(16)
Expenses reimbursed by adviser	(1,159)

Net Expenses	149,688

NET INVESTMENT LOSS	(30,732)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(3,320,783)
Net realized losses from foreign currency transactions	(50,848)

Net realized losses from investment transactions and foreign currency transactions	(3,371,631)

Net change in unrealized appreciation/(depreciation) from investments	7,466,263
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	23,068

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	7,489,331

Net realized/unrealized losses from investments and foreign currency translations	4,117,700

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,086,968

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Technology and Communications Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment loss	$(30,732)	$(102,582)
Net realized losses from investment and foreign currency transactions	(3,371,631)	(19,030,752)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	7,489,331	(6,195,670)

Change in net assets resulting from operations	4,086,968	(25,329,004)

Distributions to Shareholders From:
Net realized gains:

Class I	–	(1,783,820)
Class II	–	(141,073)
Class III	–	(2,126,150)
Class VI	–	(1,280,684)

Change in net assets from shareholder distributions	–	(5,331,727)

Change in net assets from capital transactions	5,431,246	(13,020,792)

Change in net assets	9,518,214	(43,681,523)

Net Assets:
Beginning of period	21,247,910	64,929,433

End of period	$30,766,124	$21,247,910

Accumulated net investment loss at end of period	$(32,823)	$(2,091)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,363,505	$2,962,433
Dividends reinvested	–	1,783,820
Cost of shares redeemed	(1,948,378)	(5,044,114)

Total Class I	(584,873)	(297,861)

Class II Shares
Proceeds from shares issued	661	10
Dividends reinvested	–	141,073
Cost of shares redeemed	(63,227)	(295,559)

Total Class II	(62,566)	(154,476)

Class III Shares
Proceeds from shares issued	6,262,865	4,193,894
Dividends reinvested	–	2,126,150
Cost of shares redeemed (a)	(2,261,607)	(15,076,382)

Total Class III	4,001,258	(8,756,338)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Technology and Communications Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$3,640,292	$2,411,963
Dividends reinvested	–	1,280,684
Cost of shares redeemed (a)	(1,562,865)	(7,504,764)

Total Class VI	2,077,427	(3,812,117)

Change in net assets from capital transactions	$5,431,246	$(13,020,792)

SHARE TRANSACTIONS:
Class I Shares
Issued	579,530	813,388
Reinvested	–	569,911
Redeemed	(846,111)	(1,462,285)

Total Class I Shares	(266,581)	(78,986)

Class II Shares
Issued	84	3
Reinvested	–	45,508
Redeemed	(28,034)	(76,976)

Total Class II Shares	(27,950)	(31,465)

Class III Shares
Issued	2,568,562	1,242,543
Reinvested	–	672,832
Redeemed	(946,634)	(3,882,144)

Total Class III Shares	1,621,928	(1,966,769)

Class VI Shares
Issued	1,517,805	573,624
Reinvested	–	410,476
Redeemed	(661,828)	(1,989,022)

Total Class VI Shares	855,977	(1,004,922)

Total change in shares	2,183,374	(3,082,142)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Technology and Communications Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized								Ratio of Net	Ratio of
			and								Investment	Expenses
	Net Asset	Net	Unrealized							Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net		Net Asset		Net Assets	Expenses	(Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)		Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$2.23	–	0.39	0.39	–	–	$2.62	17.49%	$7,841,216	1.18%	(0.18%)	1.19%		37.76%
Year Ended December 31, 2008	$5.14	(0.01)	(2.32)	(2.33)	(0.58)	(0.58)	$2.23	(48.57%)	$7,252,063	1.14%	(0.20%)	1	.14%(e)	527.24%
Year Ended December 31, 2007	$4.28	(0.03)	0.89	0.86	–	–	$5.14	20.09%	$17,136,885	1.22%	(0.60%)	1.22%		499.51%
Year Ended December 31, 2006	$3.85	(0.02)	0.45	0.43	–	–	$4.28	11.17%	$17,630,672	1.15%	(0.55%)	1	.15%(e)	352.39%
Year Ended December 31, 2005	$3.87	(0.02)	–	(0.02)	–	–	$3.85	(0.52%)	$15,010,453	1.28%	(0.63%)	1	.28%(e)	571.34%
Year Ended December 31, 2004	$3.71	(0.02)	0.18	0.16	–	–	$3.87	4.31%	$20,144,237	1.30%	(0.69%)	1	.30%(e)	728.29%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$2.20	(0.01)	0.40	0.39	–	–	$2.59	17.73%	$625,344	1.43%	(0.43%)	1.44%		37.76%
Year Ended December 31, 2008	$5.10	(0.02)	(2.30)	(2.32)	(0.58)	(0.58)	$2.20	(48.79%)	$593,063	1.43%	(0.49%)	1	.43%(e)	527.24%
Year Ended December 31, 2007	$4.25	(0.04)	0.89	0.85	–	–	$5.10	20.00%	$1,534,524	1.44%	(0.83%)	1.44%		499.51%
Year Ended December 31, 2006	$3.84	(0.03)	0.44	0.41	–	–	$4.25	10.68%	$1,443,008	1.39%	(0.79%)	1	.39%(e)	352.39%
Year Ended December 31, 2005	$3.87	(0.04)	0.01	(0.03)	–	–	$3.84	(0.78%)	$1,575,017	1.53%	(0.89%)	1	.53%(e)	571.34%
Year Ended December 31, 2004	$3.72	(0.05)	0.20	0.15	–	–	$3.87	4.03%	$2,409,107	1.53%	(0.98%)	1	.53%(e)	728.29%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$2.25	–	0.40	0.40	–	–	$2.65	17.78%	$14,565,748	1.18%	(0.18%)	1.19%		37.76%
Year Ended December 31, 2008	$5.18	(0.01)	(2.34)	(2.35)	(0.58)	(0.58)	$2.25	(48.59%)	$8,722,595	1.21%	(0.27%)	1	.21%(e)	527.24%
Year Ended December 31, 2007	$4.31	(0.03)	0.90	0.87	–	–	$5.18	20.19%	$30,289,783	1.17%	(0.57%)	1.17%		499.51%
Year Ended December 31, 2006	$3.88	(0.02)	0.45	0.43	–	–	$4.31	11.08%	$23,256,307	1.14%	(0.55%)	1	.14%(e)	352.39%
Year Ended December 31, 2005	$3.90	(0.02)	–	(0.02)	–	–	$3.88	(0.51%)	$17,975,168	1.29%	(0.64%)	1	.29%(e)	571.34%
Year Ended December 31, 2004	$3.74	(0.04)	0.20	0.16	–	–	$3.90	4.28%	$22,655,514	1.28%	(0.73%)	1	.28%(e)	728.29%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$2.21	–	0.39	0.39	–	–	$2.60	17.65%	$7,733,816	1.43%	(0.43%)	1.44%		37.76%
Year Ended December 31, 2008	$5.12	(0.01)	(2.32)	(2.33)	(0.58)	(0.58)	$2.21	(48.81%)	$4,680,189	1.28%	(0.34%)	1	.28%(e)	527.24%
Year Ended December 31, 2007	$4.27	(0.02)	0.87	0.85	–	–	$5.12	19.91%	$15,968,241	1.28%	(0.69%)	1.28%		499.51%
Year Ended December 31, 2006	$3.84	(0.02)	0.45	0.43	–	–	$4.27	11.20%	$7,018,265	1.24%	(0.65%)	1	.24%(e)	352.39%
Year Ended December 31, 2005	$3.87	(0.02)	(0.01)	(0.03)	–	–	$3.84	(0.78%)	$3,559,184	1.39%	(0.73%)	1	.39%(e)	571.34%
Period Ended December 31, 2004 (f)	$3.59	(0.01)	0.29	0.28	–	–	$3.87	7.80%	$2,692,697	1.46%	(0.44%)	1	.46%(e)	728.29%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Technology and Communications Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$25,612,444	$3,434,100	$—	$29,046,544

Preferred Stocks	—	917,681	—	917,681

Repurchase Agreements	—	890,043	—	890,043

Total	$25,612,444	$5,241,824	$—	$30,854,268

Amounts designated as “-” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

14 Semiannual Report 2009

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. At June 30, 2009, the Fund did not have securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through	Effective
Fee Schedule	April 30, 2009	May 1, 2009

Up to $500 million	0.88%	0.78%

$500 million up to $2 billion	0.83%	0.73%

$2 billion and more	0.78%	0.68%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Until April 30, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark.

16 Semiannual Report 2009

The Fund’s benchmark for determining these performance-based fees was the S&P North American Technology Sector Index (formerly, Goldman Sachs Technology Composite Index). The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.74%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $36,891 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.03% (1.23% until April 30, 2009) for the Fund’s Class I, Class II, Class III and Class VI shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of June 30, 2009, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $35,081 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $140.

18 Semiannual Report 2009

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $9,921 and $11,256, respectively, from Class III and Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $16,816 and $8,547, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $14,613,225 and sales of $8,615,014 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$32,813,497	$2,056,301	$(4,015,530)	$(1,959,229)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

20 Semiannual Report 2009

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management (“Aberdeen”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class III shares for each of the one- and five-year periods ended September 30, 2008 was in the fourth quintile of its peer group, while for the three-year period ended September 30, 2008, the Fund was in the third quintile and above the median of its peer group. The Trustees noted that, for each period, the Fund underperformed its benchmark, the Goldman Sachs Technology Index. The Trustees considered that the Fund is on the watch list and reviewed Aberdeen’s response to the watch list questionnaire. The Trustees noted that Aberdeen had replaced the team managing the Fund effective October 28, 2008, with Robert Mattson and Ralph Bassett serving as lead portfolio managers. The Trustees reviewed the qualifications and experience of the new portfolio managers.

The Trustees noted that the Fund’s contractual advisory fee for Class III shares was in the fourth quintile of its peer group, while the actual advisory fee was in the third quintile but above the median of its peer group. The Trustees also noted that the Fund’s total expenses were in the second quintile of its peer group. The Trustees noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee for Class III shares would be in the third quintile and below the median of its peer group, and the Fund’s total expenses would be in the first quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships Held by
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships Held by
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

NVIT Health Sciences Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-HS (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Health Sciences Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Health Sciences Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,019.30	6.06	1.21
	Hypothetical	[b]	1,000.00	1,018.66	6.07	1.21

Class II	Actual		1,000.00	1,017.70	7.28	1.46
	Hypothetical	[b]	1,000.00	1,017.44	7.31	1.46

Class III	Actual		1,000.00	1,018.00	6.05	1.21
	Hypothetical	[b]	1,000.00	1,018.66	6.07	1.21

Class VI	Actual		1,000.00	1,017.50	7.30	1.46
	Hypothetical	[b]	1,000.00	992.77	7.23	1.46

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Health Sciences Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	99.6%
Repurchase Agreements	0.3%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

Pharmaceuticals	40.9%
Health Care Equipment & Supplies	21.8%
Biotechnology	17.2%
Health Care Providers & Services	11.1%
Life Sciences Tools & Services	6.4%
Food & Staples Retailing	2.2%
Other*	0.4%

100.0%

Top Holdings

Gilead Sciences, Inc.	6.9%
Johnson & Johnson	6.8%
Abbott Laboratories	6.3%
Bristol-Myers Squibb Co.	5.5%
Baxter International, Inc.	5.3%
Schering-Plough Corp.	5.3%
Amgen, Inc.	4.7%
Pfizer, Inc.	4.6%
Aetna, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.1%
Other*	48.2%

100.0%

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Health Sciences Fund

Common Stocks 99.6%

	Shares	Market Value

Biotechnology 17.2%
Amgen, Inc.*	33,000	$1,747,020
Biogen Idec, Inc.*	14,100	636,615
Cephalon, Inc.*	16,800	951,720
Gilead Sciences, Inc.*	53,866	2,523,083
United Therapeutics Corp.*	5,700	474,981

		6,333,419

Food & Staples Retailing 2.2%
CVS Caremark Corp.	24,778	789,675

Health Care Equipment & Supplies 21.8%
Baxter International, Inc.	36,560	1,936,218
Becton, Dickinson & Co.	2,710	193,250
Boston Scientific Corp.*	78,930	800,350
Cooper Cos., Inc. (The)	12,900	319,017
Covidien PLC	16,700	625,248
DENTSPLY International, Inc.	12,000	366,240
Hologic, Inc.*	26,700	379,941
Hospira, Inc.*	29,100	1,120,932
I-Flow Corp.*	32,200	223,468
IDEXX Laboratories, Inc.*	11,420	527,604
IRIS International, Inc.*	21,584	254,691
Masimo Corp.*	17,420	419,996
St. Jude Medical, Inc.*	20,570	845,427

		8,012,382

Health Care Providers & Services 11.1%
Aetna, Inc.	49,100	1,229,955
LifePoint Hospitals, Inc.*	17,700	464,625
Medco Health Solutions, Inc.*	14,310	652,679
Quest Diagnostics, Inc.	14,690	828,957
UnitedHealth Group, Inc.	37,140	927,757

		4,103,973

Life Sciences Tools & Services 6.4%
Covance, Inc.*	10,629	522,947
Thermo Fisher Scientific, Inc.*	28,310	1,154,199
Waters Corp.*	13,490	694,330

		2,371,476

Pharmaceuticals 40.9%
Abbott Laboratories	49,630	2,334,596
Allergan, Inc.	21,020	1,000,132
Bristol-Myers Squibb Co.	99,850	2,027,954
Johnson & Johnson	44,158	2,508,174
Novartis AG (a)	18,753	763,559
Perrigo Co.	20,840	578,935
Pfizer, Inc.	112,742	1,691,130
Schering-Plough Corp.	77,078	1,936,199
Teva Pharmaceutical Industries Ltd. ADR — IL	11,530	568,890
ViroPharma, Inc.*	96,010	569,339
Wyeth	24,245	1,100,481

		15,079,389

Total Common Stocks (cost $40,110,873)		36,690,314

Repurchase Agreements 0.3%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $79,521, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $81,111	$79,521	$79,521
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $38,930, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $39,709	38,930	38,930

Total Repurchase Agreements (Cost $118,451)		118,451

Total Investments (Cost $40,229,324) (b) — 99.9%		36,808,765
Other assets in excess of liabilities — 0.1%		23,932

NET ASSETS — 100.0%		$36,832,697

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

IL	Israel

Ltd	Limited

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Health
Sciences Fund

Assets:
Investments, at value (cost $40,110,873)	$36,690,314
Repurchase agreements, at value and cost	118,451

Total Investments	36,808,765

Interest and dividends receivable	10,226
Receivable for capital shares issued	17,237
Receivable for investments sold	254,059
Reclaims receivable	7,475
Prepaid expenses and other assets	653

Total Assets	37,098,415

Liabilities:
Payable for investments purchased	144,661
Payable for capital shares redeemed	21,725
Accrued expenses and other payables:
Investment advisory fees	76,009
Fund administration fees	1,416
Distribution fees	2,607
Administrative services fees	5,050
Custodian fees	3,888
Trustee fees	142
Compliance program costs (Note 3)	1,027
Professional fees	2,583
Printing fees	5,157
Other	1,453

Total Liabilities	265,718

Net Assets	$36,832,697

Represented by:
Capital	$53,533,037
Accumulated undistributed net investment income	11,709
Accumulated net realized losses from investment transactions and foreign currency transactions	(13,292,021)
Net unrealized appreciation/(depreciation) from investments	(3,420,559)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	531

Net Assets	$36,832,697

Net Assets:
Class I Shares	$3,955,623
Class II Shares	1,199,882
Class III Shares	20,280,572
Class VI Shares	11,396,620

Total	$36,832,697

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	481,403
Class II Shares	148,032
Class III Shares	2,463,137
Class VI Shares	1,395,073

Total	4,487,645

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.22
Class II Shares	$8.11
Class III Shares	$8.23
Class VI Shares	$8.17

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Health
Sciences Fund

INVESTMENT INCOME:
Interest income	$236
Dividend income	310,295
Foreign tax withholding	(5,208)

Total Income	305,323

EXPENSES:
Investment advisory fees	177,776
Fund administration fees	9,829
Distribution fees Class II Shares	1,541
Distribution fees Class VI Shares	15,923
Administrative services fees Class I Shares	2,934
Administrative services fees Class II Shares	925
Administrative services fees Class III Shares	16,696
Administrative services fees Class VI Shares	9,539
Custodian fees	3,850
Trustee fees	915
Compliance program costs (Note 3)	300
Professional fees	4,432
Printing fees	12,143
Other	3,171

Total expenses before earnings credit	259,974
Earnings credit (Note 5)	(48)

Net Expenses	259,926

NET INVESTMENT INCOME	45,397

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(5,790,452)
Net realized losses from foreign currency transactions	(12,373)

Net realized losses from investment transactions and foreign currency transactions	(5,802,825)

Net change in unrealized appreciation/(depreciation) from investments	5,232,413
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	13,336

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	5,245,749

Net realized/unrealized losses from investments and foreign currency translations	(557,076)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(511,679)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Health Sciences Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$45,397	$135,920
Net realized losses from investment and foreign currency transactions	(5,802,825)	(7,093,256)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,245,749	(13,183,338)

Change in net assets resulting from operations	(511,679)	(20,140,674)

Distributions to Shareholders From:
Net investment income:
Class I	(7,628)	(12,675)
Class II	(1,759)	(1,740)
Class III	(41,905)	(82,597)
Class VI	(16,884)	(4,987)
Net realized gains:
Class I	–	(558,182)
Class II	–	(132,482)
Class III	–	(2,967,351)
Class VI	–	(1,634,518)

Change in net assets from shareholder distributions	(68,176)	(5,394,532)

Change in net assets from capital transactions	(10,320,558)	15,692,655

Change in net assets	(10,900,413)	(9,842,551)

Net Assets:
Beginning of period	47,733,110	57,575,661

End of period	$36,832,697	$47,733,110

Accumulated undistributed net investment income at end of period	$11,709	$34,488

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$835,847	$4,743,108
Dividends reinvested	7,628	570,857
Cost of shares redeemed	(1,155,553)	(5,426,700)

Total Class I	(312,078)	(112,735)

Class II Shares
Proceeds from shares issued	8,077	–
Dividends reinvested	1,759	134,222
Cost of shares redeemed	(165,520)	(329,576)

Total Class II	(155,684)	(195,354)

Class III Shares
Proceeds from shares issued	3,126,876	24,933,120
Dividends reinvested	41,905	3,049,948
Cost of shares redeemed (a)	(9,409,250)	(19,756,070)

Total Class III	(6,240,469)	8,226,998

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Health Sciences Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$1,242,875	$14,593,986
Dividends reinvested	16,884	1,639,505
Cost of shares redeemed (a)	(4,872,086)	(8,459,745)

Total Class VI	(3,612,327)	7,773,746

Change in net assets from capital transactions	$(10,320,558)	$15,692,655

SHARE TRANSACTIONS:
Class I Shares
Issued	106,568	450,132
Reinvested	1,002	60,566
Redeemed	(148,137)	(564,260)

Total Class I Shares	(40,567)	(53,562)

Class II Shares
Issued	956	–
Reinvested	234	14,403
Redeemed	(21,244)	(33,466)

Total Class II Shares	(20,054)	(19,063)

Class III Shares
Issued	386,203	2,244,489
Reinvested	5,492	322,978
Redeemed	(1,257,868)	(2,073,920)

Total Class III Shares	(866,173)	493,547

Class VI Shares
Issued	157,084	1,332,695
Reinvested	2,230	174,749
Redeemed	(656,912)	(909,981)

Total Class VI Shares	(497,598)	597,463

Total change in shares	(1,424,392)	1,018,385

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Health Sciences Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of Net	Ratio of
			and										Investment	Expenses
	Net Asset	Net	Unrealized									Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	(Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.08	–	0.15	0.15	(0.01)	–	(0.01)	–	$8.22	1.93%	$3,955,623	1.21%	0.28%	1.21%	24.95%
Year Ended December 31, 2008	$11.77	0.04	(2.90)	(2.86)	(0.03)	(0.81)	(0.84)	0.01	$8.08	(25.21%)	$4,218,146	1.18%	0.34%	1.18%	106.25%
Year Ended December 31, 2007	$10.62	0.01	1.37	1.38	(0.01)	(0.22)	(0.23)	–	$11.77	13.16%	$6,773,899	1.20%	0.11%	1.20%	116.00%
Year Ended December 31, 2006	$10.34	0.03	0.25	0.28	–	–	–	–	$10.62	2.71%	$6,626,420	1.19%	0.24%	1.19%	243.33%
Year Ended December 31, 2005	$10.69	(0.03)	0.92	0.89	–	(1.24)	(1.24)	–	$10.34	8.44%	$7,747,098	1.26%	(0.22%)	1.26%	366.90%
Year Ended December 31, 2004	$9.96	(0.03)	0.80	0.77	–	(0.05)	(0.05)	0.01	$10.69	7.86%	$7,910,493	1.26%	(0.28%)	1.26%	424.94%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.98	–	0.14	0.14	(0.01)	–	(0.01)	–	$8.11	1.77%	$1,199,882	1.46%	0.02%	1.46%	24.95%
Year Ended December 31, 2008	$11.64	0.01	(2.86)	(2.85)	(0.01)	(0.81)	(0.82)	0.01	$7.98	(25.40%)	$1,340,861	1.43%	0.10%	1.43%	106.25%
Year Ended December 31, 2007	$10.52	(0.02)	1.36	1.34	–	(0.22)	(0.22)	–	$11.64	12.92%	$2,177,765	1.46%	(0.16%)	1.46%	116.00%
Year Ended December 31, 2006	$10.27	(0.01)	0.26	0.25	–	–	–	–	$10.52	2.43%	$2,296,144	1.44%	(0.05%)	1.44%	243.33%
Year Ended December 31, 2005	$10.65	(0.05)	0.91	0.86	–	(1.24)	(1.24)	–	$10.27	8.19%	$2,566,902	1.51%	(0.47%)	1.51%	366.90%
Year Ended December 31, 2004	$9.95	(0.06)	0.80	0.74	–	(0.05)	(0.05)	0.01	$10.65	7.56%	$3,208,036	1.50%	(0.54%)	1.50%	424.94%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.10	–	0.14	0.14	(0.01)	–	(0.01)	–	$8.23	1.80%	$20,280,572	1.21%	0.31%	1.21%	24.95%
Year Ended December 31, 2008	$11.80	0.04	(2.91)	(2.87)	(0.03)	(0.81)	(0.84)	0.01	$8.10	(25.23%)	$26,958,621	1.19%	0.33%	1.19%	106.25%
Year Ended December 31, 2007	$10.64	0.01	1.38	1.39	(0.01)	(0.22)	(0.23)	–	$11.80	13.23%	$33,448,195	1.20%	0.11%	1.20%	116.00%
Year Ended December 31, 2006	$10.36	0.02	0.26	0.28	–	–	–	–	$10.64	2.70%	$37,920,901	1.19%	0.19%	1.19%	243.33%
Year Ended December 31, 2005	$10.71	(0.02)	0.91	0.89	–	(1.24)	(1.24)	–	$10.36	8.42%	$45,169,063	1.25%	(0.24%)	1.25%	366.90%
Year Ended December 31, 2004	$9.98	(0.03)	0.80	0.77	–	(0.05)	(0.05)	0.01	$10.71	7.84%	$39,723,029	1.26%	(0.29%)	1.26%	424.94%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.04	–	0.14	0.14	(0.01)	–	(0.01)	–	$8.17	1.75%	$11,396,620	1.46%	0.06%	1.46%	24.95%
Year Ended December 31, 2008	$11.72	–	(2.88)	(2.88)	–	(0.81)	(0.81)	0.01	$8.04	(25.44%)	$15,215,482	1.46%	0.07%	1.46%	106.25%
Year Ended December 31, 2007	$10.59	(0.01)	1.37	1.36	(0.01)	(0.22)	(0.23)	–	$11.72	12.98%	$15,175,802	1.44%	(0.14%)	1.44%	116.00%
Year Ended December 31, 2006	$10.34	–	0.25	0.25	–	–	–	–	$10.59	2.42%	$12,182,791	1.43%	(0.04%)	1.43%	243.33%
Year Ended December 31, 2005	$10.71	(0.03)	0.90	0.87	–	(1.24)	(1.24)	–	$10.34	8.23%	$10,292,011	1.42%	(0.43%)	1.42%	366.90%
Period Ended December 31, 2004 (e)	$10.70	(0.02)	0.02	–	–	–	–	0.01	$10.71	0.09%	$4,980,907	1.35%	(0.36%)	1.35%	424.94%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Health Sciences Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$35,926,755	$763,559	$—	$36,690,314

Repurchase Agreements	—	118,451	—	118,451

Total	$35,926,755	$882,010	$—	$36,808,765

Amounts designated as “—” are zero.

12 Semiannual Report 2009

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities,

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of June 30, 2009, the Fund did not have securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

14 Semiannual Report 2009

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through April 30,	Effective
Fee Schedule	2009	May 1, 2009

Up to $500 million	0.90%	0.80%

$500 million up to $2 billion	0.85%	0.75%

$2 billion and more	0.80%	0.70%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Until April 30, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the S&P North American Health Care Sector Index (formerly, Goldman Sachs Healthcare Index). The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.88%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $116,101 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.03% (1.23% until April 30, 2009) for the Fund’s Class I, Class II, Class III and Class VI shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on

16 Semiannual Report 2009

the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $74,127 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $300.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $14,236 and $4,651, respectively, from Class III and Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $29,108 and $17,394, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $10,013,832 and sales of $20,614,858 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

18 Semiannual Report 2009

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Appreciation	(Depreciation)

$41,453,645	$1,296,872	$(5,941,752)	$(4,644,880)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

20 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group and below the performance of the Goldman Sachs Healthcare Index, the Fund’s benchmark. The Trustees noted that the current portfolio manager had managed the Fund for two years and that, for the two-year period ended September 30, 2008, the Fund outperformed the benchmark.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the fourth quintile of its peer group. The Trustees noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee for Class II shares would be in the third quintile and at the median of its peer group, and the Fund’s total expenses would be in the third quintile and below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Nationwide Leaders Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NL (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Nationwide Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Nationwide Leaders Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,095.00	5.61	1.08
	Hypothetical	[b]	1,000.00	1,019.30	5.42	1.08

Class III	Actual		1,000.00	1,094.80	5.61	1.08
	Hypothetical	[b]	1,000.00	1,019.41	5.42	1.08

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Nationwide Leaders Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	96.7%
Repurchase Agreements	3.3%

100.0%

Top Industries

Pharmaceuticals	9.2%
Communications Equipment	7.8%
Information Technology Services	7.2%
Health Care Providers & Services	7.1%
Capital Markets	6.2%
Specialty Retail	5.6%
Industrial Conglomerates	4.9%
Oil, Gas & Consumable Fuels	4.8%
Food Products	4.7%
Software	4.6%
Other*	37.9%

100.0%

Top Holdings

Johnson & Johnson	5.3%
3M Co.	4.9%
Kraft Foods, Inc., Class A	4.7%
Oracle Corp.	4.6%
Cognizant Technology Solutions Corp., Class A	4.4%
Deere & Co.	4.3%
Quest Diagnostics, Inc.	4.3%
United Technologies Corp.	4.2%
QUALCOMM, Inc.	4.1%
CVS Caremark Corp.	4.0%
Other*	55.2%

100.0%

*	For purpose of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Nationwide Leaders Fund

Common Stocks 96.7%

	Shares	Market Value

Aerospace & Defense 4.2%
United Technologies Corp.	8,700	$452,052

Capital Markets 6.2%
Goldman Sachs Group, Inc. (The)	2,690	396,614
State Street Corp.	5,800	273,760

		670,374

Commercial Banks 2.0%
Wells Fargo & Co.	8,800	213,488

Communications Equipment 7.8%
Cisco Systems, Inc.*	21,120	393,677
QUALCOMM, Inc.	9,800	442,960

		836,637

Consumer Finance 2.0%
Capital One Financial Corp.	9,900	216,612

Energy Equipment & Services 3.7%
Schlumberger Ltd.	7,400	400,414

Food & Staples Retailing 4.0%
CVS Caremark Corp.	13,600	433,432

Food Products 4.7%
Kraft Foods, Inc., Class A	19,800	501,732

Health Care Providers & Services 7.1%
Aetna, Inc.	12,080	302,604
Quest Diagnostics, Inc.	8,120	458,212

		760,816

Household Durables 2.5%
Toll Brothers, Inc.*	16,000	271,520

Household Products 3.0%
Procter & Gamble Co. (The)	6,300	321,930

Industrial Conglomerate 4.9%
3M Co.	8,800	528,880

Information Technology Services 7.2%
Alliance Data Systems Corp.*	7,400	304,806
Cognizant Technology Solutions Corp., Class A*	17,540	468,318

		773,124

Insurance 2.0%
Aflac, Inc.	6,900	214,521

Machinery 4.3%
Deere & Co.	11,620	464,219

Oil, Gas & Consumable Fuels 4.8%
Apache Corp.	3,500	252,525
EOG Resources, Inc.	3,900	264,888

		517,413

Pharmaceuticals 9.2%
Johnson & Johnson	9,970	566,296
Pfizer, Inc.	28,200	423,000

		989,296

Road & Rail 2.9%
Canadian National Railway Co.	7,300	313,608

Software 4.6%
Oracle Corp.	22,800	488,376

Specialty Retail 5.6%
TJX Cos., Inc.	12,340	388,216
Urban Outfitters, Inc.*	10,200	212,874

		601,090

Tobacco 4.0%
Philip Morris International, Inc.	9,870	430,529

Total Common Stocks (Cost $9,912,402)		10,400,063

Repurchase Agreements 3.3%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $235,585, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $240,296	$235,584	235,584

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Nationwide Leaders Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Market Value

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $115,333, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $117,640	$115,333	$115,333

Total Repurchase Agreements (cost $350,917)		350,917

Total Investments (cost $10,263,319) (a) — 100.0%		10,750,980

Liabilities in excess of other assets — 0.0%		(1,878)

NET ASSETS — 100.0%		$10,749,102

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT
Nationwide
Leaders Fund

Assets:
Investments, at value (cost $9,912,402)	$10,400,063
Repurchase agreements, at value and cost	350,917

Total Investments	10,750,980

Cash	2,430
Interest and dividends receivable	16,084
Receivable for capital shares issued	1,522
Prepaid expenses and other assets	139

Total Assets	10,771,155

Liabilities:
Payable for capital shares redeemed	891
Accrued expenses and other payables:
Investment advisory fees	15,637
Fund administration fees	426
Administrative services fees	2,101
Custodian fees	1,505
Professional fees	602
Printing fees	504
Other	387

Total Liabilities	22,053

Net Assets	$10,749,102

Represented by:
Capital	$23,549,316
Accumulated undistributed net investment income	14,070
Accumulated net realized losses from investment transactions	(13,301,945)
Net unrealized appreciation/(depreciation) from investments	487,661

Net Assets	$10,749,102

Net Assets:
Class I Shares	$1,485,042
Class III Shares	9,264,060

Total	$10,749,102

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	211,005
Class III Shares	1,313,241

Total	1,524,246

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.04
Class III Shares	$7.05

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT
Nationwide
Leaders Fund

INVESTMENT INCOME:
Interest income	$91
Dividend income	111,932
Foreign tax withholding	(357)

Total Income	111,666

EXPENSES:
Investment advisory fees	33,895
Fund administration fees	2,534
Administrative services fees Class I Shares	1,029
Administrative services fees Class III Shares	6,765
Custodian fees	568
Trustee fees	138
Compliance program costs (Note 3)	66
Professional fees	1,073
Printing fees	10,262
Other	2,571

Total expenses before earnings credit and expenses reimbursed	58,901
Earnings credit (Note 5)	(3)
Expenses reimbursed by adviser	(2,880)

Net Expenses	56,018

NET INVESTMENT INCOME	55,648

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(942,453)
Net change in unrealized appreciation/(depreciation) from investments	1,609,740

Net realized/unrealized losses from investments	667,287

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$722,935

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Nationwide Leaders Fund

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	(Unaudited)
Operations:
Net investment income	$55,648	$191,017
Net realized losses from investment transactions	(942,453)	(11,777,201)
Net change in unrealized appreciation/(depreciation) from investments	1,609,740	(1,955,928)

Change in net assets resulting from operations	722,935	(13,542,112)

Distributions to Shareholders From:
Net investment income:
Class I	(8,214)	(21,977)
Class III	(53,773)	(148,631)
Net realized gains:

Change in net assets from shareholder distributions	(61,987)	(170,608)

Change in net assets from capital transactions	(2,059,590)	(2,640,345)

Change in net assets	(1,398,642)	(16,353,065)

Net Assets:
Beginning of period	12,147,744	28,500,809

End of period	$10,749,102	$12,147,744

Accumulated undistributed net investment income at end of period	$14,070	$20,409

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$434,449	$1,025,537
Dividends reinvested	8,214	21,977
Cost of shares redeemed	(633,205)	(1,348,148)

Total Class I	(190,542)	(300,634)

Class III Shares
Proceeds from shares issued	392,816	3,792,096
Dividends reinvested	53,773	148,631
Cost of shares redeemed (a)	(2,315,637)	(6,280,438)

Total Class III	(1,869,048)	(2,339,711)

Change in net assets from capital transactions	$(2,059,590)	$(2,640,345)

SHARE TRANSACTIONS:
Class I Shares
Issued	73,622	95,008
Reinvested	1,342	2,441
Redeemed	(104,034)	(140,379)

Total Class I Shares	(29,070)	(42,930)

Class III Shares
Issued	60,711	324,987
Reinvested	8,777	16,722
Redeemed	(391,633)	(604,812)

Total Class III Shares	(322,145)	(263,103)

Total change in shares	(351,215)	(306,033)

Amounts designated as “−” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Nationwide Leaders Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.47	0.04	0.57	0.61	(0.04)	–	(0.04)	–	$7.04	9.50%	$1,485,042	1.08%	1.03%	1.13%		25.44%
Year Ended December 31, 2008	$13.04	0.13	(6.62)	(6.49)	(0.09)	–	(0.09)	–	$6.46	(49.98%)	$1,552,057	1.12%	1.13%	1	.12%(d)	694.35%
Year Ended December 31, 2007	$13.74	0.12	1.44	1.56	(0.15)	(2.11)	(2.26)	–	$13.04	11.56%	$3,690,142	1.11%	0.94%	1.11%		660.60%
Year Ended December 31, 2006	$12.89	0.10	1.96	2.06	(0.12)	(1.09)	(1.21)	–	$13.74	16.05%	$2,421,038	1.12%	0.55%	1	.12%(d)	671.16%
Year Ended December 31, 2005	$13.78	0.15	1.21	1.36	(0.17)	(2.08)	(2.25)	–	$12.89	10.31%	$1,496,182	1.16%	1.18%	1	.16%(d)	483.17%
Year Ended December 31, 2004	$11.81	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.78	18.79%	$926,773	1.19%	0.55%	1	.19%(d)	259.37%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.48	0.04	0.57	0.61	(0.04)	–	(0.04)	–	$7.05	9.48%	$9,264,060	1.08%	1.08%	1.13%		25.44%
Year Ended December 31, 2008	$13.07	0.09	(6.60)	(6.51)	(0.08)	–	(0.08)	–	$6.48	(49.94%)	$10,595,687	1.12%	0.85%	1	.12%(d)	694.35%
Year Ended December 31, 2007	$13.77	0.15	1.41	1.56	(0.15)	(2.11)	(2.26)	–	$13.07	11.56%	$24,810,667	1.07%	0.96%	1.08%		660.60%
Year Ended December 31, 2006	$12.91	0.10	1.97	2.07	(0.12)	(1.09)	(1.21)	–	$13.77	16.12%	$32,286,354	1.10%	0.63%	1	.10%(d)	671.16%
Year Ended December 31, 2005	$13.80	0.16	1.20	1.36	(0.17)	(2.08)	(2.25)	–	$12.91	10.30%	$20,271,490	1.16%	1.26%	1	.16%(d)	483.17%
Year Ended December 31, 2004	$11.83	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.80	18.77%	$9,617,110	1.17%	0.48%	1	.17%(d)	259.37%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Leaders Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$10,400,063	$—	$—	$10,400,063

Repurchase Agreements	—	350,917	—	350,917

Total	$10,400,063	$350,917	$—	$10,750,980

Amounts designated as “−” are zero.

12 Semiannual Report 2009

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

14 Semiannual Report 2009

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through	Effective
Fee Schedule	April 30, 2009	May 1, 2009

Up to $500 million	0.80%	0.70%

$500 million up to $2 billion	0.70%	0.60%

$2 billion and more	0.65%	0.55%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Until April 30, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the S&P 500® Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.65%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $15,795 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.95% (1.15% until April 30, 2009) for all classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of June 30, 2009, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

16 Semiannual Report 2009

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class III of the Fund.

For the six months ended June 30, 2009, NFS received $16,337 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $66.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $209 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $1,704 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $2,584,682 and sales of $4,735,977 (excluding short-term securities).

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$10,864,780	$1,029,054	$(1,142,854)	$(113,800)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management (“Aberdeen”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one- and three-year periods ended September 30, 2008, the Fund’s performance for Class III shares was in the fourth quintile of its peer group. For these periods, the Trustees noted that the Fund underperformed its benchmark, the S&P 500® Index. For the five-year period ended September 30, 2008, the Trustees noted that the Fund’s performance for Class III shares was in the second quintile of its peer group and the Fund outperformed its benchmark. In this regard, the Trustees noted that Aberdeen had replaced the portfolio manager for the Fund with the Aberdeen Equity Team effective October 28, 2008. The Trustees reviewed the qualifications and experience of the members of the Aberdeen Equity Team as well as the Aberdeen Equity Team’s historical performance track record managing investment strategies similar to the Fund. The Trustees considered the Aberdeen Equity Team’s overall track record with respect to this type of fund. The Trustees also noted that the Fund was on the watch list as of the third quarter 2008 and the Trustees reviewed Aberdeen’s response to the watch list questionnaire.

The Trustees considered that the Fund’s contractual advisory fee and actual advisory fee for Class III shares were in the fifth quintile of its peer group, while the Fund’s total expenses were in the fourth quintile of its peer group. The Trustees also noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee for Class III shares would be in the fourth quintile of its peer group, moving closer to the median of the peer group, and the Fund’s total expenses for Class III shares would drop to the second quintile of the peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the breakpoints included in the Fund’s proposed investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2009

Gartmore NVIT Emerging Markets Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

25	Supplemental Information

27	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-EM (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Gartmore NVIT Emerging Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Gartmore NVIT Emerging Markets Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,253.50	6.84	1.22
	Hypothetical	[b]	1,000.00	1,018.59	6.14	1.22

Class II	Actual		1,000.00	1,253.10	8.29	1.48
	Hypothetical	[b]	1,000.00	1,017.30	7.45	1.48

Class III	Actual		1,000.00	1,254.10	6.89	1.23
	Hypothetical	[b]	1,000.00	1,018.54	6.19	1.23

Class VI	Actual		1,000.00	1,252.90	8.20	1.47
	Hypothetical	[b]	1,000.00	1,017.38	7.37	1.47

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Emerging Markets Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	87.9%
Equity Linked Notes	6.4%
Repurchase Agreement	5.1%
Preferred Stocks	3.5%
Rights	0.0%
Liabilities in excess of other assets	(2	.9)%

	100.0%

Top Industries

Oil, Gas & Consumable Fuels	19.0%
Commercial Banks	14.5%
Metals & Mining	11.2%
Wireless Telecommunication Services	8.1%
Real Estate Management & Development	5.5%
Semiconductors & Semiconductor Equipment	4.6%
Food & Staples Retailing	3.1%
Electric Utilities	3.1%
Automobiles	2.7%
Electronic Equipment & Instruments	2.4%
Other*	25.8%

100.0%

Top Holdings

Petroleo Brasileiro SA	4.2%
China Mobile Ltd.	2.9%
Vale SA, Class A	2.7%
Samsung Electronics Co. Ltd.	2.5%
China Construction Bank Corp., Class H	2.5%
Gazprom OAO ADR	2.4%
POSCO	2.0%
Bank of India	1.9%
Reliance Industries Ltd.	1.9%
CNOOC Ltd.	1.9%
Other*	75.1%

100.0%

Top Countries

Brazil	15.0%
Republic of Korea	12.6%
China	11.4%
Hong Kong	9.7%
Taiwan	8.6%
India	7.5%
South Africa	6.6%
Russian Federation	6.4%
Mexico	5.7%
Thailand	3.5%
Other*	13.0%

100.0%

*	For purposes of listing top holdings, industries and countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Gartmore NVIT Emerging Markets Fund

Common Stocks 87.9%

	Shares	Market Value

BRAZIL 12.3%
Beverages 0.0%
Cia de Bebidas das Americas	5	$323

Commercial Banks 1.2%
Itau Unibanco Banco Multiplo SA ADR	143,854	2,277,209

Diversified Financial Services 1.3%
BM&F Bovespa SA	422,200	2,521,305

Diversified Telecommunication Services 0.9%
Tele Norte Leste Participacoes SA ADR	107,132	1,593,053

Electric Utility 0.5%
CPFL Energia SA ADR	20,500	993,020

Food & Staples Retailing 0.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	40,215	1,546,669

Independent Power Producers & Energy Traders 0.3%
MPX Energia SA	4,400	601,654

Oil, Gas & Consumable Fuels 4.8%
Petroleo Brasileiro SA	234,676	7,828,791
Petroleo Brasileiro SA ADR	27,678	1,134,245

		8,963,036

Real Estate Management & Development 1.2%
Cyrela Brazil Realty SA	300,600	2,255,420

Transportation Infrastructure 1.3%
Cia de Concessoes Rodoviarias	151,544	2,393,980

		23,145,669

CHINA 11.4% (a)
Commercial Banks 4.7% (b)
Bank of Communications Co. Ltd., Class H	1,695,000	1,885,811
China Construction Bank Corp., Class H	5,988,000	4,614,160
China Merchants Bank Co. Ltd., Class H	1,027,500	2,331,982

		8,831,953

Communications Equipment 0.6%
Foxconn International Holdings Ltd.*	1,553,000	1,009,725

Construction & Engineering 0.7% (b)
China Railway Group Ltd., Class H*	1,656,000	1,321,062

Leisure Equipment & Products 1.0% (b)
Li Ning Co. Ltd.	654,000	1,919,144

Marine 0.7%
China Shipping Development Co. Ltd., Class H	1,012,000	1,294,295

		1,294,295

Metals & Mining 0.6% (b)
Aluminum Corp. of China Ltd., Class H	1,246,800	1,166,847

Oil, Gas & Consumable Fuels 1.9%
China Coal Energy Co., Class H	1,420,000	1,665,242
PetroChina Co. Ltd., Class H	1,751,000	1,935,024

		3,600,266

Real Estate Management & Development 1.2% (b)
Sino-Ocean Land Holdings Ltd.	2,049,731	2,327,574

		21,470,866

CZECH REPUBLIC 0.9% (a)
Electric Utility 0.9%
CEZ AS	38,800	1,735,779

EGYPT 1.3% (a)
Commercial Banks 0.3%
Commercial International Bank	57,370	500,560

		500,560

Diversified Telecommunication Services 1.0%
Telecom Egypt GDR	135,719	1,927,210

		1,927,210

		2,427,770

HONG KONG 9.7% (a)
Automobiles 0.9%
Denway Motors Ltd.	4,106,000	1,634,187

Electronic Equipment & Instruments 1.0% (b)
Kingboard Chemical Holdings Ltd.	799,500	1,960,135

		1,960,135

Independent Power Producers & Energy Traders 1.0% (b)
China Resources Power Holdings Co.	898,000	1,986,237

Marine 0.8%
Pacific Basin Shipping Ltd.	2,248,000	1,423,329

Oil, Gas & Consumable Fuels 1.9%
CNOOC Ltd.	2,867,000	3,531,834

Real Estate Management & Development 0.6%
SRE Group Ltd.*	8,940,000	1,134,670

Specialty Retail 0.6%
Esprit Holdings Ltd.	208,900	1,160,650

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

HONG KONG (continued)

Wireless Telecommunication Services 2.9%
China Mobile Ltd.	537,800	$5,384,844

		18,215,886

HUNGARY 1.0% (a)
Commercial Banks 1.0%
OTP Bank PLC*	102,800	1,861,377

INDIA 1.1% (a)
Real Estate Management & Development 1.1%
DLF Ltd.	214,600	1,386,688
Indiabulls Real Estate Ltd.	186,000	758,880

		2,145,568

INDONESIA 0.9% (a)
Commercial Banks 0.9%
Bank Central Asia Tbk PT	4,698,000	1,611,481

ISRAEL 0.8% (a)
Chemicals 0.8%
Israel Chemicals Ltd.	151,300	1,485,362

KAZAKHSTAN 1.7% (a)
Oil, Gas & Consumable Fuels 1.7%
KazMunaiGas Exploration Production GDR	172,900	3,289,432

LUXEMBOURG 0.3% (a)
Metals & Mining 0.3%
Evraz Group SA GDR	29,400	558,600

MALAYSIA 1.2% (a)
Commercial Banks 0.5%
Bumiputra-Commerce Holdings Bhd.	383,100	984,135

Wireless Telecommunication Services 0.7%
Axiata Group Berhad*	1,978,100	1,331,816

		2,315,951

MEXICO 5.7%
Food & Staples Retailing 1.3% (b)
Wal-Mart de Mexico SAB de CV	795,715	2,359,800

Household Durables 0.8%
Urbi Desarrollos Urbanos SA de CV*	1,011,293	1,536,044

Metals & Mining 1.8%
Grupo Mexico SAB de CV, Series B	1,644,330	1,799,491
Industrias CH SAB de CV, Series B*(b)	508,400	1,569,892

		3,369,383

Wireless Telecommunication Services 1.8%
America Movil SAB de CV	89,540	3,466,989

		10,732,216

MOROCCO 0.4% (a)
Real Estate Management & Development 0.4%
Compagnie Generale Immobiliere*	3,389	843,751

NETHERLANDS 0.1% (a)
Metals & Mining 0.1%
New World Resources NV, Class A	40,255	187,972

PERU 0.4%
Commercial Banks 0.4%
Credicorp Ltd.	14,600	849,720

PHILIPPINES 0.5% (a)
Real Estate Management & Development 0.5%
Megaworld Corp.	46,280,700	936,986

REPUBLIC OF KOREA 11.8%
Automobiles 1.5% (a)
Hyundai Motor Co.	49,435	2,859,586

Capital Markets 0.5% (a)
Samsung Securities Co. Ltd.	15,700	829,594

Commercial Banks 1.0%
KB Financial Group, Inc. ADR*	57,303	1,908,763

Industrial Conglomerate 1.1% (a)
LG Corp.	43,800	2,082,480

Insurance 1.0%(a)
Samsung Fire & Marine Insurance Co. Ltd.	12,625	1,856,312

Internet Software & Services 0.9% (a)
NHN Corp.*	12,792	1,763,505

Machinery 1.3% (a)
Hanjin Heavy Industries & Construction Co. Ltd.	39,816	1,029,783
Samsung Heavy Industries Co. Ltd.	62,320	1,407,770

		2,437,553

Metals & Mining 2.0% (a)
POSCO	11,543	3,837,699

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

REPUBLIC OF KOREA (continued)

Semiconductors & Semiconductor Equipment 2.5% (a)
Samsung Electronics Co. Ltd.	10,055	$4,649,623

		22,225,115

RUSSIAN FEDERATION 6.4%
Automobiles 0.3% (a)
Sollers	93,306	657,807

Chemicals 0.7% (a)
Uralkali GDR	77,813	1,254,270

Electric Utility 0.9% (a)
RusHydro*	45,793,475	1,725,773

Metals & Mining 0.9%
JSC MMC Norilsk Nickel ADR*	173,850	1,602,453

Oil, Gas & Consumable Fuels 3.6% (a)
Gazprom OAO ADR	224,646	4,561,723
Rosneft Oil Co. GDR*	418,790	2,287,805

		6,849,528

		12,089,831

SOUTH AFRICA 6.6% (a)
Commercial Banks 1.5%
Standard Bank Group Ltd.	239,214	2,755,568

Food & Staples Retailing 1.0%
Massmart Holdings Ltd.	187,800	1,951,439

		1,951,439

Metals & Mining 2.3%
Harmony Gold Mining Co. Ltd.*	142,844	1,476,854
Impala Platinum Holdings Ltd.	84,154	1,864,540
Kumba Iron Ore Ltd.	40,500	952,691

		4,294,085

Oil, Gas & Consumable Fuels 0.7%
Sasol Ltd.	39,817	1,394,804

Wireless Telecommunication Services 1.1%
MTN Group Ltd.	128,604	1,977,731

		12,373,627

TAIWAN 8.6%(a)
Chemicals 0.5%
TSRC Corp.	747,000	906,706

Commercial Banks 0.6%
Chinatrust Financial Holding Co. Ltd.	1,747,000	1,049,712

Communications Equipment 0.4%
D-Link Corp.	957,000	774,618

Computers & Peripherals 1.9%
Catcher Technology Co. Ltd.*	387,000	916,724
High Tech Computer Corp.	138,000	1,939,651
Nan YA Printed Circuit Board Corp.	280,000	751,799

		3,608,174

Electronic Equipment & Instruments 1.4%
HON HAI Precision Industry Co. Ltd.	882,501	2,707,048

Food Products 0.8%
Uni-President Enterprises Corp.	1,516,000	1,557,480

Machinery 0.4%
Shin Zu Shing Co. Ltd.	170,000	803,551

Metals & Mining 0.5%
China Steel Corp.	1,074,000	920,108

Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,487,031	2,441,112

Wireless Telecommunication Services 0.8%
Taiwan Mobile Co. Ltd.	847,000	1,443,983

		16,212,492

THAILAND 3.5% (a)
Commercial Banks 0.5%
Kasikornbank Public Co. Ltd.	430,800	912,484

Oil, Gas & Consumable Fuels 2.5%
Banpu PCL NVDR	294,812	2,884,665

PTT Exploration & Production PCL	472,000	1,842,880

		4,727,545

Real Estate Management & Development 0.5%
Preuska Real Estate PCL	3,915,100	962,069

		6,602,098

TURKEY 0.8% (a)
Wireless Telecommunication Services 0.8%
Turkcell Iletisim Hizmet AS	266,268	1,473,738

UNITED ARAB EMIRATES 0.5% (a)
Diversified Financial Services 0.5%
Dubai Financial Market	2,343,669	1,031,214

Total Common Stocks (cost $180,393,799)		165,822,500

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

Gartmore NVIT Emerging Markets Fund (Continued)

Equity Linked Notes 6.4%

	Shares	Market Value

INDIA 6.4% (a)
Bank of India 0.00%, 01/15/18	491,565	$3,617,919
Grasim Industries Ltd. 10/22/12	23,400	1,129,050
Reliance Industries Ltd. 0.00%, 02/14/14*	85,039	3,592,047
Sun Pharmaceutical Industries Ltd. 0.00%, 04/29/13	101,405	2,308,992
Tata Power Co Ltd. 0.00%, 03/28/12	57,545	1,382,231

Total Equity Linked Notes (cost $9,199,908)		12,030,239

Preferred Stocks 3.5%

BRAZIL 2.7%
Beverages 0.0%
Companhia de Bebidas das Americas*	104	6,636

Metals & Mining 2.7%
Vale SA, Class A	329,724	5,065,686

		5,072,322

REPUBLIC OF KOREA 0.8% (a)
Semiconductors & Semiconductor Equipment 0.8%
Samsung Electronics Co. Ltd. GDR	10,682	1,593,015

Total Preferred Stocks (cost $9,284,422)		6,665,337

Rights 0.0%

HONG KONG 0.0% (a)
China Resources Power Holdings Co. Ltd., 7/13/09*	89,800	38,238

Total Rights (cost $—)		38,238

Repurchase Agreement 5.1% (c)

	Principal Amount	Market Value

Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $9,637,346, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $9,830,075	$9,637,328	9,637,328

Total Repurchase Agreement (cost $9,637,328)		9,637,328

Total Investments (cost $208,515,457) (d) — 102.9%		194,193,642

Liabilities in excess of other assets — (2.9)%		(5,471,337)

NET ASSETS — 100.0%		$188,722,305

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 8,639,596.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $9,637,328.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd	Limited

NV	Public Traded Company

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Gartmore NVIT Emerging
Markets Fund

Assets:
Investments, at value (cost $198,878,129)*	$184,556,314
Repurchase agreements, at value and cost	9,637,328

Total Investments	194,193,642

Foreign currencies, at value (cost $303,630)	303,628
Interest and dividends receivable	834,164
Receivable for capital shares issued	421,544
Receivable for investments sold	4,656,489
Reclaims receivable	6,828
Prepaid expenses and other assets	1,703

Total Assets	200,417,998

Liabilities:
Cash overdraft	126,543
Payable for investments purchased	1,498,369
Unrealized depreciation on spot contracts	18,567
Payable upon return of securities loaned (Note 2)	9,637,328
Payable for capital shares redeemed	134,914
Accrued expenses and other payables:
Investment advisory fees	150,809
Fund administration fees	7,478
Distribution fees	10,196
Administrative services fees	32,781
Custodian fees	23,723
Compliance program costs (Note 3)	3,034
Professional fees	25,925
Printing fees	23,798
Other	2,228

Total Liabilities	11,695,693

Net Assets	$188,722,305

Represented by:
Capital	$262,363,461
Accumulated undistributed net investment income	88,274
Accumulated net realized losses from investment transactions and foreign currency transactions	(59,413,020)
Net unrealized appreciation/(depreciation) from investments	(14,321,815)
Net unrealized appreciation/(depreciation) from spot contracts	(18,567)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	23,972

Net Assets	$188,722,305

Net Assets:
Class I Shares	$36,917,133
Class II Shares	2,629,654
Class III Shares	103,155,426
Class VI Shares	46,020,092

Total	$188,722,305

* Includes value of securities on loan of $8,639,596 (Note 2).

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Assets and Liabilities (Continued)

Gartmore NVIT Emerging
Markets Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,217,698
Class II Shares	303,145
Class III Shares	11,802,618
Class VI Shares	5,269,357

Total	21,592,818

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.75
Class II Shares	$8.67
Class III Shares	$8.74
Class VI Shares	$8.73

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Gartmore NVIT Emerging
Markets Fund

INVESTMENT INCOME:
Interest income	$1,506
Dividend income	2,697,634
Income from securities lending (Note 2)	33,151
Foreign tax withholding	(147,450)

Total Income	2,584,841

EXPENSES:
Investment advisory fees	706,867
Fund administration fees	38,259
Distribution fees Class II Shares	2,927
Distribution fees Class VI Shares	47,862
Administrative services fees Class I Shares	22,769
Administrative services fees Class II Shares	1,854
Administrative services fees Class III Shares	68,245
Administrative services fees Class VI Shares	27,434
Custodian fees	29,198
Trustee fees	2,714
Compliance program costs (Note 3)	939
Professional fees	20,813
Printing fees	32,693
Other	14,430

Total expenses before earnings credit	1,017,004
Earnings credit (Note 5)	(6)

Net Expenses	1,016,998

NET INVESTMENT INCOME	1,567,843

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(32,239,046)
Net realized losses from foreign currency transactions	(142,969)

Net realized losses from investment transactions and foreign currency transactions	(32,382,015)

Net change in unrealized appreciation/(depreciation) from investments	66,086,499
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	(18,567)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	21,276

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	66,089,208

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	33,707,193

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,275,036

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets

	Gartmore NVIT Emerging Markets Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$1,567,843	$4,148,687
Net realized losses from investment and foreign currency transactions	(32,382,015)	(27,178,384)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	66,089,208	(230,127,032)

Change in net assets resulting from operations	35,275,036	(253,156,729)

Distributions to Shareholders From:
Net investment income:
Class I	(322,509)	(677,857)
Class II	(21,281)	(50,999)
Class III	(905,701)	(2,097,399)
Class VI	(361,101)	(845,127)
Net realized gains:
Class I	–	(12,507,910)
Class II	–	(1,261,336)
Class III	–	(36,789,032)
Class VI	–	(17,146,607)

Change in net assets from shareholder distributions	(1,610,592)	(71,376,267)

Change in net assets from capital transactions	(206,931)	(33,090,814)

Change in net assets	33,457,513	(357,623,810)

Net Assets:
Beginning of period	155,264,792	512,888,602

End of period	$188,722,305	$155,264,792

Accumulated undistributed net investment income at end of period	$88,274	$131,023

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,029,016	$20,284,208
Dividends reinvested	322,509	13,185,767
Cost of shares redeemed	(8,360,112)	(25,082,608)

Total Class I	991,413	8,387,367

Class II Shares
Proceeds from shares issued	1,035	3,839
Dividends reinvested	21,281	1,312,335
Cost of shares redeemed	(356,241)	(2,526,679)

Total Class II	(333,925)	(1,210,505)

Class III Shares
Proceeds from shares issued	10,842,195	23,571,945
Dividends reinvested	905,701	38,886,431
Cost of shares redeemed (a)	(13,434,604)	(95,906,852)

Total Class III	(1,686,708)	(33,448,476)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

	Gartmore NVIT Emerging Markets Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$7,506,907	$15,667,548
Dividends reinvested	361,101	17,991,734
Cost of shares redeemed (a)	(7,045,719)	(40,478,482)

Total Class VI	822,289	(6,819,200)

Change in net assets from capital transactions	$(206,931)	$(33,090,814)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,186,666	1,291,621
Reinvested	40,986	1,193,242
Redeemed	(1,137,171)	(1,794,496)

Total Class I Shares	90,481	690,367

Class II Shares
Issued	42	64
Reinvested	2,735	119,782
Redeemed	(52,166)	(199,999)

Total Class II Shares	(49,389)	(80,153)

Class III Shares
Issued	1,344,201	1,489,747
Reinvested	115,126	3,521,342
Redeemed	(1,947,557)	(5,956,626)

Total Class III Shares	(488,230)	(945,537)

Class VI Shares
Issued	973,673	832,765
Reinvested	45,935	1,630,184
Redeemed	(1,050,079)	(2,761,745)

Total Class VI Shares	(30,471)	(298,796)

Total change in shares	(477,609)	(634,119)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Gartmore NVIT Emerging Markets Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized														Ratio of
			and												Ratio of Net		Expenses
	Net Asset		Unrealized										Ratio of		Investment		(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset			Net Assets	Expenses		Income		Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End of	to Average		to Average		to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)		Period	Net Assets (b)		Net Assets (b)		Net Assets (b)(c)		Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.05	0.07	1.71	1.78	(0.08)	–	(0.08)	–	$8.75	25.35%		$36,917,133	1.22%		2.08%		1.22%		63.32%
Year Ended December 31, 2008	$22.61	0.20	(11.89)	(11.69)	(0.19)	(3.69)	(3.88)	0.01	$7.05	(57.76%)		$29,077,237	1.30%		1.27%		1.30%		63.87%
Year Ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	(2.37)	0.01	$22.61	45.58%		$77,698,603	1.37%		0.73%		1.37%		62.52%
Year Ended December 31, 2006	$13.08	0.12	4.58	4.70	(0.10)	(0.17)	(0.27)	0.01	$17.52	36.72%		$46,161,018	1.33%		0.81%		1.33%		114.19%
Year Ended December 31, 2005	$10.83	0.10	3.38	3.48	(0.07)	(1.16)	(1.23)	–	$13.08	32.64%		$30,292,201	1.46%		0.89%		1.46%		132.22%
Year Ended December 31, 2004	$9.84	0.13	1.89	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.74%		$20,279,615	1.47%		1.08%		1.47%		151.18%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.98	0.07	1.69	1.76	(0.07)	–	(0.07)	–	$8.67	25.31%		$2,629,654	1.48%		1.79%		1.48%		63.32%
Year Ended December 31, 2008	$22.46	0.18	(11.84)	(11.66)	(0.14)	(3.69)	(3.83)	0.01	$6.98	(57.93%)		$2,461,889	1.57%		1.01%		1.57%		63.87%
Year Ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	(2.32)	0.01	$22.46	45.19%		$9,720,051	1.61%		0.53%		1.61%		62.52%
Year Ended December 31, 2006	$13.02	0.09	4.55	4.64	(0.08)	(0.17)	(0.25)	0.01	$17.42	36.31%		$8,692,065	1.58%		0.61%		1.58%		114.19%
Year Ended December 31, 2005	$10.79	0.07	3.37	3.44	(0.05)	(1.16)	(1.21)	–	$13.02	32.33%		$8,140,826	1.71%		0.61%		1.71%		132.22%
Year Ended December 31, 2004	$9.82	0.11	1.87	1.98	(0.09)	(0.93)	(1.02)	0.01	$10.79	20.44%		$8,178,243	1.72%		0.87%		1.72%		151.18%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.03	0.07	1.72	1.79	(0.08)	–	(0.08)	–	$8.74	25.41%		$103,155,426	1.23%		2.05%		1.23%		63.32%
Year Ended December 31, 2008	$22.59	0.20	(11.90)	(11.70)	(0.18)	(3.69)	(3.87)	0.01	$7.03	(57.83%)		$86,462,769	1.31%		1.26%		1.31%		63.87%
Year Ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	(2.37)	0.01	$22.59	45.55%		$299,039,422	1.36%		0.74%		1.36%		62.52%
Year Ended December 31, 2006	$13.08	0.12	4.57	4.69	(0.10)	(0.17)	(0.27)	0.01	$17.51	36.64%		$197,466,543	1.33%		0.87%		1.33%		114.19%
Year Ended December 31, 2005	$10.83	0.08	3.40	3.48	(0.07)	(1.16)	(1.23)	–	$13.08	32.65%		$151,545,767	1.45%		0.75%		1.45%		132.22%
Year Ended December 31, 2004	$9.84	0.12	1.90	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.76%		$66,843,568	1.48%		1.08%		1.48%		151.18%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.03	0.06	1.71	1.77	(0.07)	–	(0.07)	–	$8.73	25.29%		$46,020,092	1.47%		1.81%		1.47%		63.32%
Year Ended December 31, 2008	$22.58	0.20	(11.90)	(11.70)	(0.17)	(3.69)	(3.86)	0.01	$7.03	(57.86%)		$37,262,897	1.43%		1.15%		1.43%		63.87%
Year Ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	(2.35)	0.01	$22.58	45.45%		$126,430,526	1.45%		0.62%		1.45%		62.52%
Year Ended December 31, 2006	$13.07	0.10	4.58	4.68	(0.09)	(0.17)	(0.26)	0.01	$17.50	36.56%		$70,622,603	1.43%		0.69%		1.43%		114.19%
Year Ended December 31, 2005	$10.83	0.07	3.40	3.47	(0.07)	(1.16)	(1.23)	–	$13.07	32.49%		$35,999,917	1.55%		0.59%		1.55%		132.22%
Period Ended December 31, 2004(e)	$10.11	0.05	1.62	1.67	(0.10)	(0.86)	(0.96)	0.01	$10.83	16	.70%(a)	$8,861,697	1	.68%(b)	0	.97%(b)	1	.68%(b)	151.18%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

16 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$38,238,820	$129,176,695	$—	$167,415,515

Equity Linked Notes	—	12,030,239	—	12,030,239

Preferred Stocks	5,072,322	—	—	5,072,322

Rights	—	38,238	—	38,238

Repurchase Agreement	—	9,637,328	—	9,637,328

Total	$43,311,142	$150,882,500	$—	$194,193,642

Amounts designated as “—“are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)       Equity-Linked Notes

Equity-linked notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to local markets where custody and settlement costs are high, such as India. Equity-linked notes are priced at parity, which is the value of the underlying security, then adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the

18 Semiannual Report 2009

Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$8,639,596	$9,637,328

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee Through	Fee rate Effective
Fee Schedule	November 30, 2008	December 1, 2008

Up to $500 million	1.05%	0.95%

$500 million up to $2 billion	1.00%	0.90%

On $2 billion and more	0.95%	0.85%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Prior to December 1, 2008, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI Emerging Markets Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.89%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to

20 Semiannual Report 2009

the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on September 18, 2008, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect December 1, 2008. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $368,214 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.20% (1.40% until April 30, 2009) for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of June 30, 2009, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $295,848 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $939.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess

22 Semiannual Report 2009

brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $28,631 and $19,532, respectively, from Class III and Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $93,333 and $38,408, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $98,578,222 and sales of $100,201,859 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation /(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$215,325,185	$15,400,656	$(36,532,199)	$(21,131,543)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

24 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 25

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Gartmore Global Partners, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one- and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth and second quintiles of its peer group, respectively, and the Fund underperformed its benchmark, the MSCI Emerging Markets Index. The Trustees also considered that, for the three-year period ended September 30, 2008, the Fund’s performance for Class II shares was in the third quintile and below the median of its peer group, but that the Fund outperformed its benchmark. The Trustees noted that the Fund is on the watch list, but discussed the fact that the Fund’s performance for the three- and five-year periods ended September 30, 2008 was generally favorable.

The Trustees noted that the Board previously approved the elimination of the performance-based fee structure applicable to the Fund effective December 1, 2008, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure. The Trustees further noted that the comparative expense information presented to the Board reflected such adjusted advisory fee structure. The Trustees noted that the Fund’s adjusted contractual advisory fee, actual advisory fee, and total expenses for Class II shares were each in the second quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

26 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

28 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
	and Length		Fund Complex
Name and	of Time	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[3]
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
	and Length		Fund Complex
Name and	of Time	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[3]	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2009

Gartmore NVIT International Equity Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

24	Supplemental Information

26	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IE (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Gartmore NVIT International Equity Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Gartmore NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
International Equity			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,043.00	6.35	1.25
	Hypothetical	[b]	1,000.00	1,018.44	6.29	1.25

Class III	Actual		1,000.00	1,042.90	6.35	1.25
	Hypothetical	[b]	1,000.00	1,018.44	6.29	1.25

Class VI	Actual		1,000.00	1,042.10	7.59	1.50
	Hypothetical	[b]	1,000.00	1,017.22	7.53	1.50

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Gartmore NVIT International Equity Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	99.3%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	14.8%
Pharmaceuticals	11.1%
Commercial Banks	9.3%
Metals & Mining	7.4%
Real Estate Management & Development	7.1%
Wireless Telecommunication Services	6.9%
Capital Markets	6.8%
Chemicals	5.7%
Diversified Telecommunication Services	5.2%
Food Products	4.5%
Other*	21.2%

100.0%

Top Holdings

Credit Suisse Group AG	4.0%
Teva Pharmaceutical Industries Ltd. ADR	3.4%
Sanofi-Aventis SA	3.2%
Telefonica SA	3.2%
BNP Paribas	3.1%
Syngenta AG	2.9%
Nomura Holdings, Inc.	2.8%
MTN Group Ltd.	2.8%
Nestle SA	2.8%
Novartis AG	2.5%
Other*	69.3%

100.0%

Top Countries

Switzerland	15.2%
United Kingdom	13.4%
France	12.0%
Japan	11.8%
Canada	6.9%
Hong Kong	6.0%
China	5.3%
Israel	3.8%
Australia	3.8%
Spain	3.2%
Other*	18.6%

100.0%

*	For purposes of listing top holdings, industries and countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Gartmore NVIT International Equity Fund

Common Stocks 99.3%

	Shares	Market Value

ARGENTINA 0.7%
Food Products 0.7%
Cresud SACIF y A ADR	33,910	$319,771

AUSTRALIA 3.8% (a)
Information Technology Services 1.8%
Computershare Ltd.	117,030	848,020

Metals & Mining 2.0%
BHP Billiton Ltd.	26,340	721,428
MacArthur Coal Ltd.	48,980	258,393

		979,821

		1,827,841

BRAZIL 2.9%
Diversified Financial Services 0.8%
BM&F Bovespa SA	59,600	355,921

Metals & Mining 0.7%
Vale SA ADR	22,040	338,314

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA ADR	20,010	667,533

		1,361,768

CANADA 6.9%
Chemicals 2.8%
Agrium, Inc.	26,500	1,057,085
Potash Corp. of Saskatchewan, Inc.	3,010	280,080

		1,337,165

Oil, Gas & Consumable Fuels 4.1%
Canadian Natural Resources Ltd.	13,690	720,347
EnCana Corp.	18,490	916,947
Talisman Energy, Inc.	23,880	343,138

		1,980,432

		3,317,597

CHINA 5.3% (a)
Commercial Banks 3.3%
Bank of China Ltd., Class H	924,000	437,568
China Construction Bank Corp., Class H	814,000	627,242
Industrial & Commercial Bank of China, Class H	725,000	502,215

		1,567,025

Diversified Telecommunication Services 2.0%
China Telecom Corp. Ltd., Class H	1,988,000	986,764

		2,553,789

FRANCE 12.0% (a)
Auto Components 2.2%
Compagnie Generale des Etablissements Michelin, Class B	18,280	1,046,811

Commercial Banks 3.1%
BNP Paribas	22,440	1,463,208

Electrical Equipment 2.3%
Alstom SA	18,380	1,091,222

Oil, Gas & Consumable Fuels 1.2%
Total SA	10,950	593,432

Pharmaceuticals 3.2%
Sanofi-Aventis SA	26,320	1,555,071

		5,749,744

GERMANY 2.2% (a)
Machinery 0.6%
MAN SE	4,720	289,723

Pharmaceuticals 1.6%
Bayer AG	13,770	739,920

		1,029,643

HONG KONG 6.0%
Real Estate Management & Development 5.4% (a)
Cheung Kong Holdings Ltd.	86,000	983,366
Hongkong Land Holdings Ltd.	103,000	362,763
New World Development Ltd.	211,000	379,818
Wharf Holdings Ltd.	201,000	847,498

		2,573,445

Wireless Telecommunication Services 0.6%
China Mobile Ltd. ADR	5,580	279,446

		2,852,891

ISRAEL 3.8%
Pharmaceuticals 3.4%
Teva Pharmaceutical Industries Ltd. ADR	33,340	1,644,996

Software 0.4%
Check Point Software Technologies*	8,120	190,576

		1,835,572

ITALY 0.7% (a)
Oil, Gas & Consumable Fuels 0.7%
ENI SpA	13,700	324,889

JAPAN 11.8% (a)
Automobiles 1.9%
Honda Motor Co. Ltd.	25,900	712,642
Toyota Motor Corp.	5,000	189,116

		901,758

Capital Markets 2.8%
Nomura Holdings, Inc.	160,400	1,354,123

Commercial Banks 1.4%
Mitsubishi UFJ Financial Group, Inc.	47,000	290,261

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Gartmore NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Commercial Banks (continued)

Mizuho Financial Group, Inc.	61,700	$143,372
Sumitomo Mitsui Financial Group, Inc.	5,600	226,641

		660,274

Marine 1.2%
Mitsui OSK Lines Ltd.	86,000	555,848

Office Electronics 1.3%
Canon, Inc.	19,400	633,780

Real Estate Management & Development 1.7%
Mitsui Fudosan Co. Ltd.	48,000	832,650

Trading Companies & Distributors 1.5%
Mitsubishi Corp.	37,500	692,103

		5,630,536

LUXEMBOURG 1.3%
Wireless Telecommunication Services 1.3%
Millicom International Cellular SA*	11,200	630,112

MEXICO 2.6%
Commercial Banks 0.4%
Grupo Financiero Banorte SAB de CV, Series O	78,300	189,692

Wireless Telecommunication Services 2.2%
America Movil SAB de CV, Series L ADR	27,270	1,055,894

		1,245,586

REPUBLIC OF KOREA 1.5% (a)(b)
Semiconductors & Semiconductor Equipment 1.5%
Samsung Electronics Co. Ltd. GDR	3,040	711,646

RUSSIAN FEDERATION 0.8%
Metals & Mining 0.4%
JSC MMC Norilsk Nickel ADR*	21,500	198,175

Pharmaceuticals 0.4% (a)
Pharmstandard GDR*	11,700	177,193

		375,368

SOUTH AFRICA 2.8% (a)
Wireless Telecommunication Services 2.8%
MTN Group Ltd.	87,870	1,351,305

SPAIN 3.2% (a)
Diversified Telecommunication Services 3.2%
Telefonica SA	67,200	1,525,919

SWEDEN 1.5% (a)
Building Products 1.5%
Assa Abloy AB, Class B	52,100	728,916

SWITZERLAND 15.2% (a)
Capital Markets 4.0%
Credit Suisse Group AG	42,110	1,929,755

Chemicals 2.9%
Syngenta AG	5,930	1,380,026

Electrical Equipment 0.7%
ABB Ltd.	21,630	341,631

Food Products 2.8%
Nestle SA	35,010	1,322,228

Metals & Mining 2.3%
Xstrata PLC	100,630	1,093,546

Pharmaceuticals 2.5%
Novartis AG	28,990	1,180,375

		7,247,561

THAILAND 0.9% (a)
Oil, Gas & Consumable Fuels 0.9%
Banpu PCL NVDR	44,100	431,508

UNITED KINGDOM 13.4% (a)
Aerospace & Defense 2.2%
Rolls-Royce Group PLC	173,140	1,035,080
Rolls-Royce Group PLC, Class C*	11,574,420	19,040

		1,054,120

Commercial Banks 1.1%
Barclays PLC	75,338	350,059
HSBC Holdings PLC	22,710	189,179

		539,238

Food Products 1.0%
Associated British Foods PLC	37,300	469,862

Hotels, Restaurants & Leisure 0.6%
Compass Group PLC	53,100	299,699

Metals & Mining 2.0%
BHP Billiton PLC	42,130	949,442

Oil, Gas & Consumable Fuels 6.5%
BG Group PLC	59,430	1,000,666
BP PLC	128,860	1,018,109
Royal Dutch Shell PLC, A Shares	14,840	372,208
Royal Dutch Shell PLC, Class A	28,540	715,055

		3,106,038

		6,418,399

Total Common Stocks (cost $45,814,188)		47,470,361

6 Semiannual Report 2009

Repurchase Agreements 0.6%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $179,787, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $183,383	$179,787	$179,787
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $88,017, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $89,777	88,017	88,017

Total Repurchase Agreements (cost $267,804)		267,804

Total Investments (cost $46,081,992) (c) — 99.9%		47,738,165

Other assets in excess of liabilities — 0.1%		47,911

NET ASSETS — 100.0%		$47,786,076

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $711,646 which represents 1.49% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

GDR	Global Depositary Receipt

Ltd	Limited

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

SA	Stock Company

SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Gartmore NVIT
International
Equity Fund

Assets:
Investments, at value (cost $45,814,188)	$47,470,361
Repurchase agreements, at value and cost	267,804

Total Investments	47,738,165

Foreign currencies, at value (cost $51,516)	51,531
Interest and dividends receivable	37,824
Receivable for capital shares issued	7,553
Receivable for investments sold	2,138,736
Unrealized appreciation on spot contracts	6,580
Reclaims receivable	86,001
Prepaid expenses and other assets	1,140

Total Assets	50,067,530

Liabilities:
Cash overdraft	49,396
Payable for investments purchased	1,961,524
Unrealized depreciation on spot contracts	886
Payable for capital shares redeemed	132,190
Accrued expenses and other payables:
Investment advisory fees	97,182
Fund administration fees	1,909
Distribution fees	1,112
Administrative services fees	6,841
Custodian fees	2,360
Trustee fees	82
Compliance program costs (Note 3)	1,073
Professional fees	20,239
Printing fees	4,769
Other	1,891

Total Liabilities	2,281,454

Net Assets	$47,786,076

Represented by:
Capital	$73,440,866
Accumulated undistributed net investment income	8,312
Accumulated net realized losses from investment transactions and foreign currency transactions	(27,315,901)
Net unrealized appreciation/(depreciation) from investments	1,656,173
Net unrealized appreciation/(depreciation) from spot contracts	5,693
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(9,067)

Net Assets	$47,786,076

Net Assets:
Class I Shares	$8,330,570
Class III Shares	34,086,350
Class VI Shares	5,369,156

Total	$47,786,076

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,293,859
Class III Shares	5,287,189
Class VI Shares	834,148

Total	7,415,196

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Gartmore NVIT
International
Equity Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.44
Class III Shares	$6.45
Class VI Shares	$6.44

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Gartmore NVIT
International
Equity Fund

INVESTMENT INCOME:
Interest income	$423
Dividend income	928,295
Foreign tax withholding	(81,377)

Total Income	847,341

EXPENSES:
Investment advisory fees	205,253
Fund administration fees	11,199
Distribution fees Class VI Shares	4,843
Administrative services fees Class I Shares	5,832
Administrative services fees Class III Shares	25,719
Administrative services fees Class VI Shares	2,915
Custodian fees	2,899
Trustee fees	888
Compliance program costs (Note 3)	301
Professional fees	10,041
Printing fees	12,898
Other	10,142

Total expenses before earnings credit	292,930
Earnings credit (Note 5)	(3)

Net Expenses	292,927

NET INVESTMENT INCOME	554,414

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(11,208,296)
Net realized gains from foreign currency transactions	14,882

Net realized losses from investment transactions and foreign currency transactions	(11,193,414)

Net change in unrealized appreciation/(depreciation) from investments	11,843,587
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	5,693
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(5,149)

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	11,844,131

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	650,717

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,205,131

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statements of Changes in Net Assets

	Gartmore NVIT International Equity Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$554,414	$1,235,883
Net realized losses from investment and foreign currency transactions	(11,193,414)	(16,055,699)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	11,844,131	(37,515,661)

Change in net assets resulting from operations	1,205,131	(52,335,477)

Distributions to Shareholders From:
Net investment income:
Class I	(93,696)	(211,328)
Class III	(398,760)	(953,392)
Class VI	(53,646)	(36,308	)(a)
Net realized gains:
Class I	–	(2,309,510)
Class III	–	(10,544,492)
Class VI	–	(603,247	)(a)
Tax return of capital:
Class I	–	(5,810)
Class III	–	(24,607)
Class VI	–	(1,742	)(a)

Change in net assets from shareholder distributions	(546,102)	(14,690,436)

Change in net assets from capital transactions	(6,748,119)	(8,247,363)

Change in net assets	(6,089,090)	(75,273,276)

Net Assets:
Beginning of period	53,875,166	129,148,442

End of period	$47,786,076	$53,875,166

Accumulated undistributed net investment income at end of period	$8,312	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,187,934	$4,375,086
Dividends reinvested	93,696	2,526,648
Cost of shares redeemed	(2,884,137)	(8,383,643)

Total Class I	(1,602,507)	(1,481,909)

Class III Shares
Proceeds from shares issued	901,819	12,187,156
Dividends reinvested	398,760	11,522,491
Cost of shares redeemed (b)	(8,499,653)	(35,752,165)

Total Class III	(7,199,074)	(12,042,518)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.
(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT International Equity Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$2,489,544	$5,694,072	(a)
Dividends reinvested	53,646	641,297	(a)
Cost of shares redeemed (b)	(489,728)	(1,058,305	)(a)

Total Class VI	2,053,462	5,277,064

Change in net assets from capital transactions	$(6,748,119)	$(8,247,363)

SHARE TRANSACTIONS:
Class I Shares
Issued	201,932	455,245
Reinvested	15,423	286,831
Redeemed	(501,173)	(795,859)

Total Class I Shares	(283,818)	(53,783)

Class III Shares
Issued	143,808	1,074,737
Reinvested	65,563	1,304,439
Redeemed	(1,474,439)	(3,388,327)

Total Class III Shares	(1,265,068)	(1,009,151)

Class VI Shares
Issued	428,078	544,430	(a)
Reinvested	8,791	73,750	(a)
Redeemed	(87,986)	(132,915	)(a)

Total Class VI Shares	348,883	485,265

Total change in shares	(1,200,003)	(577,669)

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Gartmore NVIT International Equity Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.25	0.07	0.19	0.26	(0.07)	–	(0.07)	$6.44	4.30%	$8,330,570	1.25%	2.40%	1.25%	132.98%
Year Ended December 31, 2008	$14.06	0.14	(6.09)	(5.95)	(0.15)	(1.71)	(1.86)	$6.25	(46.06%)	$9,856,592	1.23%	1.31%	1.23%	139.07%
Year Ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	(1.15)	$14.06	27.15%	$22,903,021	1.29%	0.30%	1.29%	151.60%
Year Ended December 31, 2006	$9.21	0.08	2.92	3.00	(0.12)	(0.02)	(0.14)	$12.07	32.96%	$16,082,262	1.24%	0.41%	1.24%	169.26%
Year Ended December 31, 2005	$7.16	0.07	2.08	2.15	(0.08)	(0.02)	(0.10)	$9.21	30.21%	$6,301,605	1.34%	0.94%	1.34%	215.52%
Year Ended December 31, 2004	$6.32	0.07	0.83	0.90	(0.06)	–	(0.06)	$7.16	14.19%	$3,646,965	1.33%	0.98%	1.33%	262.03%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.26	0.07	0.19	0.26	(0.07)	–	(0.07)	$6.45	4.29%	$34,086,350	1.25%	2.42%	1.25%	132.98%
Year Ended December 31, 2008	$14.07	0.15	(6.10)	(5.95)	(0.15)	(1.71)	(1.86)	$6.26	(46.04%)	$40,987,136	1.27%	1.32%	1.27%	139.07%
Year Ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	(1.16)	$14.07	27.15%	$106,245,421	1.25%	0.38%	1.25%	151.60%
Year Ended December 31, 2006	$9.22	0.07	2.93	3.00	(0.12)	(0.02)	(0.14)	$12.08	32.95%	$75,014,627	1.22%	0.59%	1.22%	169.26%
Year Ended December 31, 2005	$7.17	0.06	2.09	2.15	(0.08)	(0.02)	(0.10)	$9.22	30.17%	$37,647,023	1.33%	0.54%	1.33%	215.52%
Year Ended December 31, 2004	$6.32	0.05	0.86	0.91	(0.06)	–	(0.06)	$7.17	14.35%	$12,022,996	1.35%	0.98%	1.35%	262.03%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.25	0.06	0.20	0.26	(0.07)	–	(0.07)	$6.44	4.21%	$5,369,156	1.50%	2.37%	1.50%	132.98%
Period Ended December 31, 2008 (e)	$13.81	0.07	(5.79)	(5.72)	(0.13)	(1.71)	(1.84)	$6.25	(44.92%)	$3,031,438	1.44%	0.76%	1.44%	139.07%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 1, 2008 (commencement of operations) thru December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore NVIT International Equity Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

14 Semiannual Report 2009

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$9,188,029	$38,263,292	$19,040	$47,470,361

Repurchase Agreements	—	267,804	—	267,804

Total	$9,188,029	$38,531,096	$19,040	$47,738,165

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Gartmore NVIT International Equity Fund
Common Stocks

Balance as of 12/31/2008	$—

Accrued Accretion/ (Amortization)	—

Change in Unrealized
Appreciation/(Depreciation)	—

Net Purchase/(Sales)	—

Transfers In/(Out) of Level 3	19,040

Balance as of 06/30/2009	$19,040

The total change in unrealized appreciation/(depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2009 is $0.

Amounts designated a “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of

16 Semiannual Report 2009

current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore

18 Semiannual Report 2009

Global Partners (“GGP”) (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through	Effective
Fee Schedule	April 30, 2009	May 1, 2009

Up to $500 million	0.90%	0.80%

$500 million up to $2 billion	0.85%	0.75%

$2 billion and more	0.80%	0.70%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Until April 30, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI All Country World ex U.S. Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.89%. NFA pays GGP a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period,

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $108,912 for the six months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.05% (1.25% until April 30, 2009) for the Fund’s Class I, Class II, Class III, Class VI and Class Y shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of June 30, 2009, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

20 Semiannual Report 2009

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class III, and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $85,572 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $301.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $4,871 and $857, respectively, from Class III and Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $12,701 and $3,201, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $60,881,663 and sales of $66,101,798 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures

22 Semiannual Report 2009

required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$46,742,413	$3,680,903	$(2,685,151)	$995,752

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 23

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

24 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Gartmore Global Partners, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the three- and five-year periods ended September 30, 2008, the Fund’s performance for Class III shares was in the first quintile of its peer group, while for the one-year period ended September 30, 2008, the Fund’s performance for Class III shares was in the third quintile and slightly above the median of its peer group. The Trustees also noted that, for each period, the Fund outperformed the MSCI All Country World Ex-U.S. Index, the Fund’s benchmark. The Trustees considered that the Fund has an overall five-star Morningstar rating as of September 30, 2008.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class III shares were in the fifth quintile of its peer group. The Trustees also noted that the Fund’s total expenses were in the fourth quintile of its peer group. The Trustees noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee for Class III shares would be in the third quintile and at the median of its peer group, while the Fund’s total expenses for Class III Shares would be in the first quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 25

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

26 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly – held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

28 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2009

NVIT Multi-Manager International Value Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

18	Financial Highlights

20	Notes to Financial Statements

30	Supplemental Information

32	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IV (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Multi-Manager International Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Multi-Manager International Value Fund			01/01/09	06/30/09	01/01/09 - 6/30/09[a]	01/01/09 - 6/30/09[a]

Class I	Actual		1,000.00	1,052.60	5.38	1.06
	Hypothetical	[b]	1,000.00	1,019.42	5.30	1.06

Class II	Actual		1,000.00	1,051.60	6.65	1.31
	Hypothetical	[b]	1,000.00	1,018.17	6.57	1.31

Class III	Actual		1,000.00	1,052.80	5.38	1.06
	Hypothetical	[b]	1,000.00	1,019.42	5.30	1.06

Class IV	Actual		1,000.00	1,054.00	5.38	1.06
	Hypothetical	[b]	1,000.00	1,019.42	5.31	1.06

Class VI	Actual		1,000.00	1,051.90	6.64	1.31
	Hypothetical	[b]	1,000.00	1,018.18	6.55	1.31

Class Y	Actual		1,000.00	1,053.40	4.52	0.89
	Hypothetical	[b]	1,000.00	1,020.26	4.46	0.89

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager International Value Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	99.1%
Repurchase Agreements	1.7%
Preferred Stocks	0.3%
Liabilities in excess of other assets	(1	.1)%

	100.0%

Top Industries

Commercial Banks	17.3%
Oil, Gas & Consumable Fuels	11.6%
Diversified Telecommunication Services	6.7%
Pharmaceuticals	6.6%
Insurance	6.0%
Automobiles	3.5%
Metals & Mining	3.5%
Wireless Telecommunication Services	3.2%
Electric Utilities	3.1%
Capital Markets	3.1%
Other*	35.4%

100.0%

Top Holdings

Vodafone Group PLC	2.8%
BP PLC	2.1%
E.ON AG	2.1%
BNP Paribas	2.0%
Sanofi-Aventis SA	1.9%
Total SA	1.8%
Banco Santander SA	1.8%
HSBC Holdings PLC	1.8%
Muenchener Rueckversicherungs AG	1.5%
Nokia OYJ	1.5%
Other*	80.7%

100.0%

Top Countries

United Kingdom	20.3%
Japan	16.6%
France	13.7%
Germany	12.3%
Australia	4.8%
Canada	3.7%
Switzerland	3.6%
Netherlands	3.4%
Spain	3.1%
Italy	2.6%
Other*	15.9%

100.0%

*	For purposes of listing top holdings, industries and countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 99.1%

	Shares	Market Value

AUSTRALIA 4.8% (a)
Airline 0.2%
Qantas Airways Ltd.	386,926	$626,392

Capital Markets 0.5%
Macquarie Group Ltd.	39,200	1,226,913

Commercial Banks 2.1%
Australia & New Zealand Banking Group Ltd.	208,230	2,758,876
Commonwealth Bank of Australia	50,500	1,582,573
National Australia Bank Ltd.	68,100	1,226,598

		5,568,047

Hotels, Restaurants & Leisure 0.3%
TABCorp Holdings Ltd.	156,700	901,603

Information Technology Services 0.2%
Computershare Ltd.	69,300	502,160

Insurance 0.2%
Insurance Australia Group Ltd.	178,400	503,602

Metals & Mining 0.2%
BHP Billiton Ltd.	23,900	654,598

Oil, Gas & Consumable Fuels 0.9%
Santos Ltd.	216,154	2,531,959

Real Estate Management & Development 0.2%
Lend Lease Corp. Ltd.	84,100	473,157

		12,988,431

AUSTRIA 0.7% (a)
Oil, Gas & Consumable Fuels 0.7%
OMV AG	50,822	1,910,431

BELGIUM 1.2% (a)
Beverages 0.8%
Anheuser-Busch Inbev NV	59,497	2,157,094

Food & Staples Retailing 0.4% (b)
Delhaize Group	13,900	978,511

		3,135,605

BRAZIL 0.7%
Commercial Banks 0.7%
Banco do Brasil SA	24,300	262,324
Itau Unibanco Banco Multiplo SA ADR	99,384	1,573,249

		1,835,573

CANADA 3.7%
Aerospace & Defense 0.2%
Bombardier, Inc., Class B	169,000	501,376

Auto Components 0.2%
Magna International, Inc.	12,200	517,731

Commercial Banks 0.5%
National Bank of Canada	15,100	697,932
Royal Bank of Canada	20,300	830,399

		1,528,331

Diversified Telecommunication Services 0.4%
BCE, Inc.	22,700	468,484
Telus Corp.	22,100	570,126

		1,038,610

Insurance 0.6%
Fairfax Financial Holdings Ltd.	2,500	627,741
Industrial Alliance Insurance and Financial Services, Inc.	13,300	294,501
Intact Financial Corp.	25,300	740,790

		1,663,032

Metals & Mining 0.4%
Kinross Gold Corp.	57,199	1,042,754

Oil, Gas & Consumable Fuels 1.1%
Nexen, Inc.	25,500	554,119
Petro-Canada	40,600	1,568,279
Talisman Energy, Inc.	57,500	826,232

		2,948,630

Pharmaceuticals 0.1%
Biovail Corp.	26,100	350,574

Real Estate 0.2%
Brookfield Properties Corp.	60,200	476,258

		10,067,296

CHINA 2.0% (a)
Commercial Banks 1.0%
Bank of China Ltd., Class H	3,185,000	1,508,284
China Construction Bank Corp., Class H	1,507,000	1,161,246

		2,669,530

Diversified Telecommunication Services 0.1%
China Telecom Corp. Ltd., Class H	382,000	189,610

Oil, Gas & Consumable Fuels 0.9%
China Petroleum & Chemical Corp., Class H	794,000	601,174
China Shenhua Energy Co. Ltd., Class H	500,000	1,826,749

		2,427,923

		5,287,063

CZECH REPUBLIC 0.2% (a)
Electric Utility 0.2%
CEZ AS	12,400	554,733

FINLAND 1.5% (a)
Communications Equipment 1.5%
Nokia OYJ	277,440	4,063,255

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

FRANCE 13.7% (a)
Auto Components 0.7%
Compagnie Generale des Etablissements Michelin, Class B	33,274	$1,905,448

Automobiles 0.6%
Renault SA*	46,400	1,714,127

Commercial Banks 4.1%
BNP Paribas	84,004	5,477,509
Credit Agricole SA	125,958	1,579,118
Societe Generale	71,049	3,899,500

		10,956,127

Diversified Telecommunication Services 0.6%
France Telecom SA	71,700	1,631,256

Electric Utility 0.5%
EDF SA	28,700	1,401,213

Electrical Equipment 0.3%
Schneider Electric SA	10,873	832,107

Food & Staples Retailing 0.7%
Carrefour SA	28,226	1,210,335
Casino Guichard Perrachon SA	11,500	778,759

		1,989,094

Hotels, Restaurants & Leisure 0.4%
Sodexo	19,629	1,010,545

Machinery 0.3% (b)
Vallourec SA	5,400	659,959

Media 0.9%
Lagardere SCA	29,000	966,730
Vivendi	60,913	1,461,988

		2,428,718

Multi-Utility 0.9%
GDF Suez	66,438	2,486,650

Oil, Gas & Consumable Fuels 1.8%
Total SA	90,502	4,904,725

Pharmaceuticals 1.9%
Sanofi-Aventis SA	86,480	5,109,520

		37,029,489

GERMANY 12.3% (a)
Air Freight & Logistics 0.5%
Deutsche Post AG	102,240	1,327,610

Airline 0.2%
Deutsche Lufthansa AG	34,200	430,421

Automobiles 1.1%
Daimler AG	79,434	2,877,671

Capital Markets 0.7%
Deutsche Bank AG	33,200	2,019,668

Chemicals 1.2%
BASF SE	45,100	1,801,103
Lanxess	61,692	1,526,814

		3,327,917

Diversified Telecommunication Services 0.6%
Deutsche Telekom AG	136,900	1,612,548

Electric Utility 2.1%
E.ON AG	159,472	5,662,543

Food & Staples Retailing 0.3% (b)
Metro AG	14,100	673,993

Food Products 0.2% (b)
Suedzucker AG	29,300	592,555

Health Care Providers & Services 0.3%
Celesio AG(b)	11,700	269,065
Fresenius Medical Care AG & Co. KGaA	13,600	612,025

		881,090

Insurance 3.0%
Allianz SE	42,927	3,945,985
Muenchener Rueckversicherungs AG	30,392	4,103,110

		8,049,095

Multi-Utility 0.5%
RWE AG	17,630	1,395,344

Pharmaceuticals 1.3%
Bayer AG	65,427	3,515,669

Transportation Infrastructure 0.3%
Hamburger Hafen und Logistik AG	21,155	817,261

		33,183,385

GREECE 0.2% (a)
Metals & Mining 0.2%
Sidenor Steel Products Manufacturing Co. SA*	74,344	559,369

HONG KONG 0.6% (a)
Real Estate Management & Development 0.6%
Sun Hung Kai Properties Ltd.	141,000	1,750,967

INDONESIA 0.5% (a)
Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Tbk PT	1,037,500	768,624

Natural Gas Utility 0.2%
PT Perusahaan Gas Negara	1,671,500	512,763

		1,281,387

IRELAND 0.5% (a)
Construction Materials 0.5%
CRH PLC	64,025	1,471,402

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

ISRAEL 0.1% (a)
Wireless Telecommunication Services 0.1%
Partner Communications	10,130	$173,119

ITALY 2.6% (a)
Commercial Banks 0.5%
Intesa Sanpaolo SpA*	456,200	1,474,057

Diversified Telecommunication Services 0.8%
Telecom Italia SpA	1,008,200	1,397,699
Telecom Italia SpA — RSP	893,400	880,003

		2,277,702

Natural Gas Utility 0.6%
Snam Rete Gas SpA	336,158	1,476,505

Oil, Gas & Consumable Fuels 0.7%
ENI SpA	80,400	1,906,645

		7,134,909

JAPAN 16.6% (a)
Automobiles 1.8%
Honda Motor Co. Ltd.	112,000	3,081,695
Nissan Motor Co. Ltd.	307,100	1,864,047

		4,945,742

Capital Markets 0.5%
Nomura Holdings, Inc.	169,500	1,430,946

Chemicals 0.8%
Mitsubishi Chemical Holdings Corp.	142,500	602,833
Shin-Etsu Chemical Co. Ltd.	27,000	1,252,426
Tosoh Corp.	110,000	311,197

		2,166,456

Commercial Banks 2.0%
Mitsubishi UFJ Financial Group, Inc.	639,600	3,950,015
Sumitomo Mitsui Financial Group, Inc.	35,700	1,444,836

		5,394,851

Computers & Peripherals 0.9%
Fujitsu Ltd.	269,000	1,461,498
Toshiba Corp. (b)	258,000	934,866

		2,396,364

Diversified Telecommunication Services 1.0%
Nippon Telegraph & Telephone Corp.	65,200	2,655,711

Electric Utility 0.3%
Tokyo Electric Power Co., Inc. (The)	32,700	840,891

Electrical Equipment 0.6%
Mitsubishi Electric Corp.	274,000	1,731,985

Electronic Equipment & Instruments 0.9%
FUJIFILM Holdings Corp.	48,100	1,531,011
Hitachi High-Technologies Corp.	22,600	384,043
Kyocera Corp.	5,200	390,446

		2,305,500

Food & Staples Retailing 0.3%
AEON Co. Ltd.	96,300	950,337

Household Durables 0.8%
Sharp Corp. (b)	100,000	1,037,586
Sony Corp.	42,200	1,101,128

		2,138,714

Leisure Equipment & Products 0.3%
Namco Bandai Holdings, Inc.	63,700	698,753

Machinery 0.9%
Kubota Corp.	159,000	1,309,564
Sumitomo Heavy Industries Ltd.	249,000	1,107,871

		2,417,435

Metals & Mining 0.2%
Yamato Kogyo Co. Ltd.	14,400	423,998

Multiline Retail 0.2%
Takashimaya Co. Ltd.	54,000	425,116

Office Electronics 0.2%
Ricoh Co. Ltd.	39,000	502,483

Oil, Gas & Consumable Fuels 0.3%
Nippon Mining Holdings, Inc.	184,000	950,967

Real Estate Management & Development 0.8%
Mitsui Fudosan Co. Ltd.	48,000	832,650
Sumitomo Realty & Development Co. Ltd.	74,000	1,351,354

		2,184,004

Software 0.7%
Nintendo Co. Ltd.	7,000	1,937,586

Tobacco 0.5%
Japan Tobacco, Inc.	415	1,297,423

Trading Companies & Distributors 2.3%
Mitsubishi Corp.	201,600	3,720,748
Mitsui & Co. Ltd.	215,000	2,548,077

		6,268,825

Wireless Telecommunication Services 0.3%
KDDI Corp.	164	870,327

		44,934,414

LUXEMBOURG 1.3% (a)
Metals & Mining 1.3%
ArcelorMittal	102,517	3,392,233

NETHERLANDS 3.4% (a)
Diversified Financial Services 1.1%
ING Groep NV CVA	289,619	2,933,822

Diversified Telecommunication Services 0.5%
Koninklijke KPN NV	93,999	1,296,831

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

NETHERLANDS (continued)

Food & Staples Retailing 0.5%
Koninklijke Ahold NV	118,200	$1,362,518

Food Products 0.7%
Unilever NV CVA	77,951	1,885,124

Industrial Conglomerate 0.2%
Koninklijke Philips Electronics NV	35,670	658,505

Professional Services 0.4%
Randstad Holding NV*	42,400	1,178,181

		9,314,981

NEW ZEALAND 0.2% (a)
Diversified Telecommunication Services 0.2%
Telecom Corp. of New Zealand Ltd.	317,400	556,709

NORWAY 0.6% (a)
Oil, Gas & Consumable Fuels 0.6%
StatoilHydro ASA	79,900	1,578,880

REPUBLIC OF KOREA 1.1%
Commercial Banks 0.1% (a)
Hana Financial Group, Inc.	11,500	245,023

Diversified Financial Services 0.2% (a)
KB Financial Group, Inc.*	19,900	663,521

Metals & Mining 0.5%
POSCO ADR	15,170	1,254,104

Semiconductors & Semiconductor Equipment 0.3% (a)
Samsung Electronics Co. Ltd.	1,650	762,991

		2,925,639

RUSSIAN FEDERATION 0.5%
Metals & Mining 0.2%
JSC MMC Norilsk Nickel ADR*	55,711	513,513

Oil, Gas & Consumable Fuels 0.3%
LUKOIL ADR	20,150	896,393

		1,409,906

SINGAPORE 0.1% (a)(b)
Marine 0.1%
Neptune Orient Lines Ltd.	336,000	341,172

SOUTH AFRICA 0.5% (a)
Commercial Banks 0.4%
ABSA Group Ltd.	43,800	625,824
Standard Bank Group Ltd.	51,378	591,836

		1,217,660

Industrial Conglomerate 0.1%
Bidvest Group Ltd.	13,584	170,678

		1,388,338

SPAIN 3.1% (a)
Commercial Banks 1.8%
Banco Santander SA	404,128	4,884,632

Diversified Telecommunication Services 1.3%
Telefonica SA	158,153	3,591,200

		8,475,832

SWEDEN 1.9% (a)
Commercial Banks 0.2%
Nordea Bank AB	85,800	682,269

Communications Equipment 0.6% (b)
Telefonaktiebolaget LM Ericsson, B Shares	174,000	1,715,116

Household Durables 0.3%
Electrolux AB, Series B*	51,900	726,472

Machinery 0.4% (b)
Volvo AB, B Shares	162,150	1,004,851

Paper & Forest Products 0.4%
Svenska Cellulosa AB, Class B	99,000	1,042,901

		5,171,609

SWITZERLAND 3.6% (a)
Capital Markets 1.1%
Credit Suisse Group AG	50,763	2,326,293
UBS AG*	45,958	564,421

		2,890,714

Insurance 1.0%
Zurich Financial Services AG	16,133	2,852,217

Pharmaceuticals 1.4%
Novartis AG	42,650	1,736,564
Roche Holding AG	14,205	1,935,908

		3,672,472

Professional Services 0.1%
Adecco SA	8,000	334,454

		9,749,857

TAIWAN 0.5% (a)
Electronic Equipment & Instruments 0.4%
HON HAI Precision GDR	178,060	1,081,118

Semiconductors & Semiconductor Equipment 0.1%
Siliconware Precision Industries Co.	155,540	180,008
United Microelectronics Corp.	340	115

		180,123

		1,261,241

THAILAND 0.1% (a)
Oil, Gas & Consumable Fuels 0.1%
PTT PCL	55,300	378,584

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM 20.3% (a)
Aerospace & Defense 0.6%
BAE Systems PLC	199,944	$1,117,162
Rolls-Royce Group PLC	87,200	521,306

		1,638,468

Capital Markets 0.3%
Man Group PLC	176,589	809,371

Commercial Banks 3.9%
Barclays PLC	714,892	3,321,752
HSBC Holdings PLC	575,837	4,796,842
Lloyds Banking Group PLC	2,167,217	2,498,057

		10,616,651

Diversified Telecommunication Services 0.9%
BT Group PLC	1,449,667	2,428,630

Food Products 0.6%
Associated British Foods PLC	116,000	1,461,232

Hotels, Restaurants & Leisure 1.0%
Intercontinental Hotels Group PLC	105,064	1,081,411
Thomas Cook Group PLC	117,400	397,758
TUI Travel PLC	340,572	1,301,742

		2,780,911

Independent Power Producers & Energy Traders 0.8%
Drax Group PLC	51,300	371,299
International Power PLC	474,270	1,862,631

		2,233,930

Information Technology Services 0.3%
Logica PLC	697,316	908,338

Insurance 1.2%
Aviva PLC	239,200	1,346,631
Prudential PLC	198,878	1,359,266
RSA Insurance Group PLC	316,800	628,983

		3,334,880

Metals & Mining 0.3%
Peter Hambro Mining PLC	64,300	643,457

Multi-Utility 0.6%
Centrica PLC	408,500	1,501,894

Oil, Gas & Consumable Fuels 4.2%
BP PLC	719,380	5,683,747
Royal Dutch Shell PLC, A Shares	92,406	2,317,671
Royal Dutch Shell PLC, Class A	133,900	3,354,794

		11,356,212

Pharmaceuticals 1.9%
AstraZeneca PLC	51,800	2,283,725
GlaxoSmithKline PLC	162,300	2,866,423

		5,150,148

Tobacco 0.5%
Imperial Tobacco Group PLC	54,635	1,421,850

Trading Companies & Distributors 0.4%
Wolseley PLC*	54,800	1,048,930

Wireless Telecommunication Services 2.8%
Vodafone Group PLC	3,931,643	7,645,924

		54,980,826

Total Common Stocks (cost $321,706,894)		268,286,635

Preferred Stocks 0.3%

BRAZIL 0.2%
Metals & Mining 0.2%
Usinas Siderurgicas de Minas Gerais SA, Class A	19,575	419,136

REPUBLIC OF KOREA 0.1% (a)
Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co. Ltd.	1,200	365,938

Total Preferred Stocks (cost $1,265,679)		785,074

Rights 0.0%

BELGIUM 0.0% (a)
Fortis, expiring 7/2/14	64,600	0

SINGAPORE 0.0% (a)
Neptune Orient Lines Ltd., expiring 7/9/09	252,000	30,454

Total Rights (cost $—)		30,454

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Repurchase Agreement 1.7% (c)

	Principal Amount	Market Value

Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $4,474,866, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $4,564,354	$4,474,857	$4,474,857

Total Repurchase Agreement (cost $4,474,857)		4,474,857

Total Investments (cost $327,447,430) (d) — 101.1%		273,577,020

Liabilities in excess of other assets — (1.1)%		(2,871,904)

NET ASSETS — 100.0%		$270,705,116

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 4,254,828.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $4,474,857.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited partnership with shares

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SpA	Limited share company

At June 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

					Net
		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:

British Pound	7/15/09	(3,229,000)	$(4,686,829)	$(5,311,642)	$(624,813)
British Pound	7/15/09	(3,894,000)	(5,659,929)	(6,405,553)	(745,624)
British Pound	7/15/09	(997,000)	(1,559,966)	(1,640,045)	(80,079)
British Pound	8/7/09	(486,781)	(778,859)	(800,722)	(21,863)
British Pound	8/7/09	(869,855)	(1,379,154)	(1,430,853)	(51,699)
British Pound	8/7/09	(436,000)	(715,340)	(717,190)	(1,850)
British Pound	8/7/09	(773,564)	(1,258,646)	(1,272,459)	(13,813)
British Pound	8/7/09	(632,721)	(1,028,601)	(1,040,782)	(12,181)
British Pound	8/7/09	(578,921)	(944,088)	(952,285)	(8,197)
British Pound	8/7/09	(490,778)	(809,835)	(807,297)	2,538
Canadian Dollar	7/15/09	(7,193,000)	(5,839,422)	(6,185,904)	(346,482)
Canadian Dollar	7/15/09	(959,000)	(782,251)	(824,730)	(42,479)
Canadian Dollar	7/15/09	(769,000)	(653,233)	(661,332)	(8,099)
Canadian Dollar	7/15/09	(560,000)	(490,226)	(481,594)	8,632
Canadian Dollar	8/7/09	(591,656)	(530,312)	(508,892)	21,420
Canadian Dollar	10/15/09	(698,000)	(605,403)	(600,609)	4,794
Euro	8/7/09	(803,288)	(1,077,226)	(1,126,753)	(49,527)
Euro	8/7/09	(471,800)	(648,960)	(661,782)	(12,822)
Euro	8/7/09	(768,772)	(1,070,269)	(1,078,338)	(8,069)
Euro	8/7/09	(538,000)	(752,857)	(754,640)	(1,783)
Euro	8/7/09	(816,070)	(1,131,102)	(1,144,681)	(13,579)
Euro	8/7/09	(600,000)	(846,030)	(841,605)	4,425
Japanese Yen	7/15/09	(124,756,000)	(1,314,106)	(1,295,466)	18,640
Japanese Yen	7/15/09	(1,279,597,000)	(13,348,741)	(13,287,337)	61,404
Japanese Yen	8/7/09	(182,951,446)	(1,889,844)	(1,900,297)	(10,453)
Japanese Yen	8/7/09	(77,582,318)	(813,899)	(805,839)	8,060
Japanese Yen	10/15/09	(423,844,000)	(4,426,615)	(4,406,437)	20,178
Norwegian Krone	7/15/09	(11,720,000)	(1,825,119)	(1,822,657)	2,462
Swedish Krona	7/15/09	(4,661,000)	(539,280)	(604,494)	(65,214)
Swedish Krona	7/15/09	(27,407,000)	(3,268,692)	(3,554,467)	(285,775)
Swedish Krona	10/15/09	(4,423,000)	(552,081)	(573,589)	(21,508)
Swiss Franc	7/15/09	(1,289,000)	(1,111,255)	(1,186,843)	(75,588)
Swiss Franc	8/7/09	(706,768)	(660,015)	(650,951)	9,064

Total Short Contracts			$(62,998,185)	$(65,338,065)	$(2,339,880)

Long Contracts:
Australian Dollar	7/15/09	7,147,000	$5,002,614	$5,750,617	$748,003
Australian Dollar	7/15/09	1,438,000	1,016,091	1,157,043	140,952
Australian Dollar	7/15/09	5,243,000	4,066,366	4,218,621	152,255
Australian Dollar	8/7/09	786,375	582,022	631,604	49,582
Australian Dollar	8/7/09	850,230	666,023	682,891	16,868
Australian Dollar	8/7/09	948,171	766,279	761,555	(4,724)
Australian Dollar	10/15/09	3,526,000	2,769,708	2,817,386	47,678
British Pound	7/15/09	6,221,000	10,187,945	10,233,423	45,478
British Pound	8/7/09	851,949	1,283,657	1,401,398	117,741
British Pound	8/7/09	590,055	959,665	970,599	10,934
Canadian Dollar	8/7/09	3,890,934	3,376,674	3,346,651	(30,023)
Euro	8/7/09	518,748	694,016	727,635	33,619
Euro	8/7/09	439,256	611,264	616,133	4,869
Euro	8/7/09	409,471	576,478	574,356	(2,122)
Euro	8/7/09	758,944	1,075,803	1,064,552	(11,251)

10 Semiannual Report 2009

					Net
		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Euro	8/7/09	656,723	$920,181	$921,169	$988
Euro	8/7/09	680,000	940,828	953,819	12,991
Euro	8/7/09	636,330	883,905	892,564	8,659
Euro	8/7/09	494,289	685,154	693,327	8,173
Euro	8/7/09	401,580	560,758	563,287	2,529
Euro	8/7/09	742,770	1,035,385	1,041,866	6,481
Euro	8/7/09	517,320	727,574	725,632	(1,942)
Hong Kong Dollar	8/7/09	14,969,503	1,932,135	1,932,384	249
Japanese Yen	7/15/09	122,242,000	1,238,507	1,269,361	30,854
Japanese Yen	7/15/09	1,085,116,000	11,053,326	11,267,846	214,520
Japanese Yen	7/15/09	52,992,000	556,300	550,269	(6,031)
Japanese Yen	7/15/09	144,003,000	1,525,779	1,495,328	(30,451)
Japanese Yen	8/7/09	92,948,836	983,263	965,450	(17,813)
Japanese Yen	8/7/09	75,942,117	773,773	788,803	15,030
New Zealand Dollar	10/15/09	2,547,000	1,601,808	1,631,561	29,753
Norwegian Krone	7/15/09	3,933,000	575,185	611,648	36,463
Norwegian Krone	7/15/09	27,474,000	4,078,076	4,272,668	194,592
Norwegian Krone	10/15/09	6,275,000	961,774	973,766	11,992
Swiss Franc	8/7/09	739,507	667,970	681,105	13,135
Swiss Franc	8/7/09	920,671	851,015	847,961	(3,054)

Total Long Contracts			$66,187,301	$68,034,278	$1,846,977

At June 30, 2009, the Fund’s open forward foreign currency contracts were as follows (Note 2):

							Unrealized
Delivery		Currency		Currency	Contract	Market	Appreciation/
Date		Received		Delivered	Value	Value	(Depreciation)

8/7/09	5,789,188	Australian Dollar	(5,058,413)	Canadian Dollar	$4,364,498	$4,663,462	$298,964
8/7/09	1,215,189	British Pound	(15,304,197)	Swedish Krona	1,979,061	1,993,227	14,166
8/7/09	248,625	Canadian Dollar	(142,742)	British Pound	213,496	192,542	(20,954)
8/7/09	8,255,507	Canadian Dollar	(5,274,714)	Euro	7,089,067	6,791,041	(298,026)
8/7/09	287,936	Canadian Dollar	(1,934,733)	Hong Kong Dollar	247,252	245,158	(2,094)
8/7/09	5,480,763	Canadian Dollar	(5,264,118)	Swiss Franc	4,706,373	4,572,071	(134,302)
8/7/09	962,904	Euro	(1,458,765)	Swiss Franc	1,361,643	1,368,725	7,082
8/7/09	495,658,085	Japanese Yen	(5,850,634)	Canadian Dollar	5,093,975	5,210,106	116,131
8/7/09	8,898,938	Norwegian Krone	(1,595,723)	Canadian Dollar	1,376,518	1,387,158	10,640
8/7/09	1,844,491	Singapore Dollar	(1,456,971)	Canadian Dollar	1,259,423	1,279,725	20,302
8/7/09	5,487,398	Swedish Krona	(927,250)	Australian Dollar	715,920	682,805	(33,115)
8/7/09	30,346,273	Swedish Krona	(2,108,469)	Canadian Dollar	3,889,238	3,934,076	44,838

					$32,296,464	$32,320,096	$23,632

At June 30, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

30	DJ Euro STOXX 50	09/18/09	$1,009,104	$(10,845)
9	FTSE 100 Future	09/18/09	624,478	(11,614)
7	TOPIX INDX	09/30/09	671,875	(10,090)

			$2,305,457	$(32,549)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT
Multi-Manager
International Value Fund

Assets:
Investments, at value (cost $322,972,573)*	$269,102,163
Repurchase agreements, at value and cost	4,474,857

Total Investments	273,577,020

Deposits with broker for futures	244,000
Foreign currencies, at value (cost $1,485,434)	1,484,691
Interest and dividends receivable	893,053
Receivable for capital shares issued	513,724
Receivable for investments sold	4,265,999
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,628,128
Reclaims receivable	141,358
Prepaid expenses and other assets	2,908

Total Assets	283,750,881

Liabilities:
Cash overdraft	2,261,764
Payable for variation margin on futures contracts	15,358
Payable for investments purchased	2,623,554
Unrealized depreciation on forward foreign currency contracts (Note 2)	3,097,399
Payable upon return of securities loaned (Note 2)	4,474,857
Payable for capital shares redeemed	279,548
Accrued expenses and other payables:
Investment advisory fees	172,974
Fund administration fees	10,866
Distribution fees	20,080
Administrative services fees	35,458
Custodian fees	4,395
Trustee fees	431
Compliance program costs (Note 3)	4,650
Professional fees	12,945
Printing fees	29,158
Other	2,328

Total Liabilities	13,045,765

Net Assets	$270,705,116

Represented by:
Capital	$466,664,397
Accumulated undistributed net investment income	1,614,683
Accumulated net realized losses from investment transactions, futures and foreign currency transactions	(143,223,108)
Net unrealized appreciation/(depreciation) from investments	(53,870,410)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(32,549)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(469,271)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	21,374

Net Assets	$270,705,116

*	Includes value of securities on loan of $4,254,828 (Note 2).

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

NVIT
Multi-Manager
International Value Fund

Net Assets:
Class I Shares	$1,216,994
Class II Shares	920,439
Class III Shares	52,442,660
Class IV Shares	24,199,030
Class VI Shares	96,605,178
Class Y Shares	95,320,815

Total	$270,705,116

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	151,288
Class II Shares	114,848
Class III Shares	6,544,767
Class IV Shares	3,010,391
Class VI Shares	12,111,223
Class Y Shares	11,864,506

Total	33,797,023

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.04
Class II Shares	$8.01
Class III Shares	$8.01
Class IV Shares	$8.04
Class VI Shares	$7.98
Class Y Shares	$8.03

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT
Multi-Manager
International Value
Fund

INVESTMENT INCOME:
Interest income	$3,202
Dividend income	6,768,197
Income from securities lending (Note 2)	353,588
Foreign tax withholding	(714,643)

Total Income	6,410,344

EXPENSES:
Investment advisory fees	857,064
Fund administration fees	56,062
Distribution fees Class II Shares	1,120
Distribution fees Class VI Shares	109,503
Administrative services fees Class I Shares	910
Administrative services fees Class II Shares	735
Administrative services fees Class III Shares	39,313
Administrative services fees Class IV Shares	18,330
Administrative services fees Class VI Shares	71,852
Custodian fees	11,884
Trustee fees	4,589
Compliance program costs (Note 3)	1,589
Professional fees	23,008
Printing fees	39,757
Other	24,498

Total expenses before earnings credit	1,260,214
Earnings credit (Note 5)	(543)

Net Expenses	1,259,671

NET INVESTMENT INCOME	5,150,673

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(62,208,839)
Net realized losses from futures transactions (Note 2)	(2,645,431)
Net realized losses from forward foreign currency transactions (Note 2)	(2,011,452)

Net realized losses from investment transactions, futures and foreign currency transactions	(66,865,722)

Net change in unrealized appreciation/(depreciation) from investments	78,341,274
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(27,527)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(842,365)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	17,138

Net change in unrealized appreciation/(depreciation) from investments, futures, foreign currency translations and foreign currency transactions	77,488,520

Net realized/unrealized losses from investments, futures, foreign currency translations and foreign currency transactions	10,622,798

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,773,471

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Multi-Manager International
	Value Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$5,150,673	$9,091,208
Net realized losses from investment, futures and foreign currency transactions	(66,865,722)	(79,608,060)
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	77,488,520	(125,825,963)

Change in net assets resulting from operations	15,773,471	(196,342,815)

Distributions to Shareholders From:
Net investment income:
Class I	(14,074)	(22,864)
Class II	(9,615)	17,417
Class III	(612,626)	(1,044,422)
Class IV	(280,560)	(464,110)
Class VI	(1,024,338)	(1,676,817)
Class Y	(1,261,734)	(113,647	)(a)
Net realized gains:
Class I	–	(307,795)
Class II	–	(252,865)
Class III	–	(13,515,108)
Class IV	–	(6,088,997)
Class VI	–	(25,973,597)
Class Y	–	(4,815,660	)(a)
Tax return of capital:
Class I	–	(14,016)
Class II	–	(10,709)
Class III	–	(625,871)
Class IV	–	(280,086)
Class VI	–	(1,072,484)
Class Y	–	(216,806	)(a)

Change in net assets from shareholder distributions	(3,202,947)	(56,513,271)

Change in net assets from capital transactions	5,170,099	21,160,354

Change in net assets	17,740,623	(231,695,732)

Net Assets:
Beginning of period	252,964,493	484,660,225

End of period	$270,705,116	$252,964,493

Accumulated undistributed net investment income (loss) at end of period	$1,614,683	$(333,043)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$29	$–
Dividends reinvested	14,074	344,675
Cost of shares redeemed	(100,695)	(424,565)
Total Class I	(86,592)	(79,890)
Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International
	Value Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class II Shares
Proceeds from shares issued	27	1,779
Dividends reinvested	9,615	280,991
Cost of shares redeemed	(166,768)	(409,480)

Total Class II	(157,126)	(126,710)

Class III Shares
Proceeds from shares issued	2,024,786	6,779,031
Dividends reinvested	612,626	15,185,401
Cost of shares redeemed (b)	(7,622,991)	(35,572,801)

Total Class III	(4,985,579)	(13,608,369)

Class IV Shares
Proceeds from shares issued	151,320	457,971
Dividends reinvested	280,560	6,833,193
Cost of shares redeemed	(2,492,194)	(8,751,585)

Total Class IV	(2,060,314)	(1,460,421)

Class VI Shares
Proceeds from shares issued	4,232,503	40,889,301
Dividends reinvested	1,024,338	28,722,898
Cost of shares redeemed (b)	(32,318,217)	(98,652,918)

Total Class VI	(27,061,376)	(29,040,719)

Class Y Shares
Proceeds from shares issued	49,784,017	60,877,263	(a)
Dividends reinvested	1,261,734	5,146,113	(a)
Cost of shares redeemed	(11,524,665)	(546,913	)(a)

Total Class Y	39,521,086	65,476,463

Change in net assets from capital transactions	$5,170,099	$21,160,354

SHARE TRANSACTIONS:
Class I Shares
Issued	–	–
Reinvested	1,807	31,143
Redeemed	(14,595)	(33,127)

Total Class I Shares	(12,788)	(1,984)

Class II Shares
Issued	–	100
Reinvested	1,239	25,495
Redeemed	(24,888)	(29,789)

Total Class II Shares	(23,649)	(4,194)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fees — See Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2009

	NVIT Multi-Manager International
	Value Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS: (continued)
Class III Shares
Issued	283,106	564,605
Reinvested	78,946	1,375,947
Redeemed	(1,105,575)	(2,619,366)
Total Class III Shares	(743,523)	(678,814)

Class IV Shares
Issued	21,676	42,564
Reinvested	36,061	617,101
Redeemed	(353,722)	(662,632)
Total Class IV Shares	(295,985)	(2,967)

Class VI Shares
Issued	597,822	3,241,727
Reinvested	132,686	2,621,224
Redeemed	(4,607,926)	(6,136,392)
Total Class VI Shares	(3,877,418)	(273,441)

Class Y Shares
Issued	7,124,031	5,596,294	(a)
Reinvested	162,175	472,644	(a)
Redeemed	(1,432,742)	(57,896	)(a)
Total Class Y Shares	5,853,464	6,011,042

Total change in shares	900,101	5,049,642

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 17

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

			Operations		Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(e)	Turnover (c)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)(d)	$7.73	0.16	0.24	0.40	(0.09)	–	–	(0.09)	–	$8.04	5.26%	$1,216,994	1.06%	4.41%	1.06%	48.39%
Year Ended December 31, 2008 (d)	$17.48	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.73	(46.31%)	$1,268,226	1.04%	2.99%	1.04%	114.10%
Year Ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.48	2.92%	$2,902,902	0.99%	2.10%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.35	3.18	3.53	(0.37)	(1.18)	–	(1.55)	–	$18.58	22.67%	$3,985,456	1.01%	1.95%	1.01%	48.61%
Year Ended December 31, 2005	$15.58	0.35	1.43	1.78	(0.21)	(0.55)	–	(0.76)	–	$16.60	12.09%	$4,349,208	0.91%	1.92%	0.91%	48.94%
Year Ended December 31, 2004	$13.26	0.18	2.46	2.64	(0.33)	–	–	(0.33)	0.01	$15.58	20.29%	$6,246,596	0.86%	1.33%	0.86%	42.68%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)(d)	$7.70	0.15	0.24	0.39	(0.08)	–	–	(0.08)	–	$8.01	5.16%	$920,439	1.31%	4.09%	1.31%	48.39%
Year Ended December 31, 2008 (d)	$17.44	0.38	(7.80)	(7.42)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.70	(46.48%)	$1,066,596	1.30%	2.78%	1.30%	114.10%
Year Ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	–	(1.61)	–	$17.44	2.71%	$2,488,431	1.23%	1.85%	1.23%	157.60%
Year Ended December 31, 2006	$16.54	0.30	3.17	3.47	(0.33)	(1.18)	–	(1.51)	–	$18.50	22.40%	$2,972,385	1.26%	1.68%	1.26%	48.61%
Year Ended December 31, 2005	$15.53	0.23	1.51	1.74	(0.18)	(0.55)	–	(0.73)	–	$16.54	11.79%	$2,852,388	1.17%	1.40%	1.17%	48.94%
Year Ended December 31, 2004	$13.22	0.14	2.46	2.60	(0.30)	–	–	(0.30)	0.01	$15.53	20.00%	$3,368,084	1.10%	1.69%	1.10%	42.68%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)(d)	$7.70	0.16	0.24	0.40	(0.09)	–	–	(0.09)	–	$8.01	5.28%	$52,442,660	1.06%	4.39%	1.06%	48.39%
Year Ended December 31, 2008 (d)	$17.43	0.42	(7.80)	(7.38)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.70	(46.33%)	$56,117,809	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.43	2.93%	$138,847,001	0.99%	2.14%	0.99%	157.60%
Year Ended December 31, 2006	$16.56	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.53	22.75%	$169,277,702	1.01%	1.87%	1.01%	48.61%
Year Ended December 31, 2005	$15.54	0.24	1.54	1.78	(0.21)	(0.55)	–	(0.76)	–	$16.56	12.05%	$116,151,030	0.93%	1.64%	0.91%	48.94%
Year Ended December 31, 2004	$13.23	0.18	2.45	2.63	(0.33)	–	–	(0.33)	0.01	$15.54	20.26%	$69,042,520	0.86%	1.42%	0.86%	42.68%

Class IV Shares
Six Months Ended June 30, 2009 (Unaudited)(d)	$7.72	0.16	0.25	0.41	(0.09)	–	–	(0.09)	–	$8.04	5.40%	$24,199,030	1.06%	4.41%	1.06%	48.39%
Year Ended December 31, 2008 (d)	$17.47	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.72	(46.35%)	$25,538,325	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	–	(1.70)	–	$17.47	2.90%	$57,819,423	0.99%	2.09%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.57	22.74%	$67,199,978	1.02%	1.93%	1.26%	48.61%
Year Ended December 31, 2005	$15.57	0.25	1.52	1.77	(0.19)	(0.55)	–	(0.74)	–	$16.60	11.97%	$66,597,240	1.03%	1.56%	1.17%	48.94%
Year Ended December 31, 2004	$13.26	0.22	2.39	2.61	(0.31)	–	–	(0.31)	0.01	$15.57	20.04%	$73,952,928	1.00%	1.56%	1.10%	42.68%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares outstanding throughout the period.
(e)	There were no fee reductions during the period.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.
(g)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

18 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund (Continued)

			Operations		Distributions								Ratios / Supplemental Data

			Net Realized															Ratio of
			and													Ratio of Net		Expenses
	Net Asset		Unrealized											Ratio of		Investment		(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset			Net Assets	Expenses		Income		Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total		at End of	to Average		to Average		to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	Fees	of Period	Return (a)		Period	Net Assets (b)		Net Assets (b)		Net Assets (b)(e)		Turnover (c)

Class VI Shares
Period Ended June 30, 2009 (Unaudited)(d)	$7.67	0.15	0.25	0.40	(0.09)	–	–	(0.09)	–	$7.98	5.19%		$96,605,178	1.31%		4.06%		1.31%		48.39%
Year Ended December 31, 2008 (d)	$17.38	0.34	(7.73)	(7.39)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.67	(46.45%)		$122,577,295	1.30%		2.70%		1.30%		114.10%
Year Ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	–	(1.66)	–	$17.38	2.70%		$282,602,468	1.23%		1.73%		1.23%		157.60%
Year Ended December 31, 2006	$16.56	0.30	3.17	3.47	(0.36)	(1.18)	–	(1.54)	–	$18.49	22.41%		$138,946,197	1.26%		1.40%		1.26%		48.61%
Year Ended December 31, 2005	$15.55	0.20	1.55	1.75	(0.19)	(0.55)	–	(0.74)	–	$16.56	11.80%		$42,916,002	1.19%		1.41%		1.19%		48.94%
Period Ended December 31, 2004 (g)	$13.63	0.13	1.95	2.08	(0.17)	–	–	(0.17)	0.01	$15.55	15	.45%(a)	$13,117,126	1	.11%(b)	0	.63%(b)	1	.11%(e)	42.68%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)(d)	$7.72	0.15	0.26	0.41	(0.10)	–	–	(0.10)	–	$8.03	5.34%		$95,320,815	0.89%		5.20%		0.89%		48.39%
Period Ended December 31, 2008 (f)	$15.84	0.25	(6.00)	(5.75)	(0.17)	(2.10)	(0.10)	(2.37)	–	$7.72	(40.66%)		$46,396,242	0	.96%(b)	1	.54%(b)	0	.96%(b)	114.10%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares outstanding throughout the period.
(e)	There were no fee reductions during the period.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.
(g)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 19

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

20 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$14,566,879	$253,719,756	$—	$268,286,635

Preferred Stocks	419,136	365,938	—	785,074

Rights	—	30,454	—	30,454

Repurchase Agreement	—	4,474,857	—	4,474,857

Futures	(32,549)	—	—	(32,549)

Forward Foreign Currency Contracts	—	(469,271)	—	(469,271)

Total	$14,953,466	$258,121,734	$—	$273,075,200

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of

22 Semiannual Report 2009

covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/depreciation on forward foreign currency contracts,” and in the Statement of Operations under “Net realized losses from forward foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from foreign currency contracts.”

(e)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(f)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/depreciation form futures,” and in the Statement of Operations under “Net realized losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Investments as of June 30, 2009

	Asset Derivatives		Liability Derivatives
Derivatives not	Statement of		Statement of
Accounted for as	Assets and		Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,628,128	Unrealized depreciation on forward foreign currency contracts	$(3,097,399)

Equity contracts*	Net Assets — Unrealized Appreciation from Futures	—	Net Assets — Unrealized Depreciation from Futures	(32,549)

Total		$2,628,128		$(3,129,948)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging			Forward Foreign
instruments under FAS 133	Options	Futures	Currency Contracts	Total

Foreign exchange contracts	$—	$—	$(2,011,452)	$(2,011,452)

Equity contracts	—	(2,645,431)	—	(2,645,431)

Total	$—	$(2,645,431)	$(2,011,452)	$(4,656,883)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging			Forward Foreign
instruments under FAS 133	Options	Futures	Currency Contracts	Total

Foreign exchange contracts	$—	$—	$(842,365)	$(842,365)

Equity contracts	—	(27,527)	—	(27,527)

Total	$—	$(27,527)	$(842,365)	$(869,892)

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

24 Semiannual Report 2009

(h)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$4,254,828	$4,474,857

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and

2009 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- JPMorgan Investment Management Inc.

- AllianceBernstein L.P.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $500 million	0.75%

$500 million up to $2 billion	0.70%

$2 billion and more	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $511,931 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on

26 Semiannual Report 2009

the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI of the Fund and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2009, NFS received $122,428 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,589.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf

2009 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $969 and $3,394, respectively, from Class III and Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,540 and $6,102, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $119,264,807 and sales of $107,605,159 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

28 Semiannual Report 2009

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$341,779,695	$13,287,349	$(81,490,024)	$(68,202,675)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 29

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

30 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., AllianceBernstein, L. P. (“AllianceBernstein”) and JPMorgan Investment Management, Inc. (“JPMorgan”)), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s overall performance for Class II shares for each of the one-, three-, and five-year periods ended September 30, 2008 was in the fifth quintile of its peer group and below the performance of the MSCI EAFE Index, the Fund’s benchmark. When reviewing performance, the Trustees considered the replacement of the Fund’s former sub-adviser with AllianceBernstein and JPMorgan during the past twelve months, and noted that the Fund’s underperformance over longer-term periods was attributable to the Fund’s former sub-adviser.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were in the first quintile of its peer group. The Trustees also noted that, although the Fund’s total expenses (including 12b-1 and administrative services fees) were in the fourth quintile of its peer group, total expenses (excluding 12b-1 and administrative services fees) were in the first quintile of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 31

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other Directorships
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Held
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

32 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund	Other Directorships
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Held
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	by Trustee[3]
Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board
Member of Compete Columbus
(economic development group for
Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and service companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 33

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and
Chief Executive Officer of
Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice
President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal
Financial Officer and Vice
President of Investment
Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3]
			N/A	N/A

34 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice
President and Chief Compliance
Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice
President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice
President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 35

NVIT Investor Destinations Aggressive Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-AG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Investor Destinations Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Investor			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Destinations Aggressive Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		$1,000.00	$1,047.10	$2.96	0.58%
	Hypothetical	[c]	$1,000.00	$1,021.77	$2.92	0.58%

Class VI	Actual		$1,000.00	$1,047.20	$2.96	0.58%
	Hypothetical	[c]	$1,000.00	$1,021.77	$2.92	0.58%

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Investor Destinations Aggressive Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	95.2%
Fixed Income Fund	4.9%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	40.1%
NVIT International Index Fund, Class Y	20.7%
NVIT Mid Cap Index Fund, Class Y	15.2%
NVIT Small Cap Index Fund, Class Y	10.1%
Nationwide International Index Fund, Institutional Class	9.1%
NVIT Bond Index Fund, Class Y	4.9%
Other	(0	.1)%

	100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1% (a)

	Shares	Market Value

Equity Funds 95.2%
Nationwide International Index Fund, Institutional Class	6,795,100	$40,226,992
NVIT International Index Fund, Class Y	13,496,767	91,778,019
NVIT Mid Cap Index Fund, Class Y	5,539,062	67,133,431
NVIT S&P 500 Index Fund, Class Y	27,776,219	177,490,040
NVIT Small Cap Index Fund, Class Y	7,286,864	44,814,211

Total Equity Funds (cost $643,980,498)		421,442,693

Fixed Income Fund 4.9%
NVIT Bond Index Fund, Class Y	2,162,584	21,733,968

Total Fixed Income Fund (cost $21,618,943)		21,733,968

Total Investments (cost $665,599,441) (b) — 100.1%		443,176,661

Liabilities in excess of other assets — (0.1)%		(265,806)

NET ASSETS — 100.0%		$442,910,855

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $665,599,441)	$443,176,661
Receivable for capital shares issued	52,608
Receivable for investments sold	1,769,560
Prepaid expenses and other assets	5,797

Total Assets	445,004,626

Liabilities:
Payable for capital shares redeemed	1,822,168
Accrued expenses and other payables:
Investment advisory fees	48,121
Distribution fees	92,541
Administrative services fees	58,989
Custodian fees	6,047
Trustee fees	429
Compliance program costs (Note 3)	6,598
Professional fees	23,245
Printing fees	30,606
Other	5,027

Total Liabilities	2,093,771

Net Assets	$442,910,855

Represented by:
Capital	$664,054,968
Accumulated net investment loss	(55,195)
Accumulated net realized gains from investment transactions	1,333,862
Net unrealized appreciation/(depreciation) from investments in affiliates	(222,422,780)

Net Assets	$442,910,855

Net Assets:
Class II Shares	$438,005,522
Class VI Shares	4,905,333

Total	$442,910,855

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	61,283,038
Class VI Shares	689,861

Total	61,972,899

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$7.15
Class VI Shares	$7.11

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Aggressive Fund

INVESTMENT INCOME:
Dividend income from affiliates	$4,860,108

Total Income	4,860,108

EXPENSES:
Investment advisory fees	266,536
Distribution fees Class II Shares	506,263
Distribution fees Class VI Shares	6,312
Administrative services fees Class II Shares	303,775
Administrative services fees Class VI Shares	3,786
Custodian fees	8,377
Trustee fees	7,930
Compliance program costs (Note 3)	2,533
Professional fees	41,222
Printing fees	30,100
Other	16,169

Total expenses before earnings credit	1,193,003
Earnings credit (Note 5)	(3)

Net Expenses	1,193,000

NET INVESTMENT INCOME	3,667,108

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(23,410,504)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	38,725,301

Net realized/unrealized losses from investments	15,314,797

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,981,905

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$3,667,108	$10,434,822
Net realized gains (losses) from investment transactions	(23,410,504)	13,308,341
Net change in unrealized appreciation/(depreciation) from investments	38,725,301	(295,572,804)

Change in net assets resulting from operations	18,981,905	(271,829,641)

Distributions to Shareholders From:
Net investment income:
Class II	(3,678,944)	(12,818,974)
Class VI	(43,359)	(180,634)
Net realized gains:
Class II	–	(105,725,282)
Class VI	–	(1,388,207)

Change in net assets from shareholder distributions	(3,722,303)	(120,113,097)

Change in net assets from capital transactions	(17,669,188)	61,073,393

Change in net assets	(2,409,586)	(330,869,345)

Net Assets:
Beginning of period	445,320,441	776,189,786

End of period	$442,910,855	$445,320,441

Accumulated net investment income (loss) at end of period	$(55,195)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$8,449,816	$34,063,023
Dividends reinvested	3,678,944	118,544,256
Cost of shares redeemed	(28,831,530)	(88,797,307)

Total Class II	(16,702,770)	63,809,972

Class VI Shares
Proceeds from shares issued	690,415	2,774,653
Dividends reinvested	43,359	1,568,841
Cost of shares redeemed (a)	(1,700,192)	(7,080,073)

Total Class VI	(966,418)	(2,736,579)

Change in net assets from capital transactions	$(17,669,188)	$61,073,393

SHARE TRANSACTIONS:
Class II Shares
Issued	1,317,037	3,057,122
Reinvested	555,294	12,991,699
Redeemed	(4,427,903)	(8,262,611)

Total Class II Shares	(2,555,572)	7,786,210

Class VI Shares
Issued	107,807	234,433
Reinvested	6,615	172,359
Redeemed	(254,046)	(601,358)

Total Class VI Shares	(139,624)	(194,566)

Total change in shares	(2,695,196)	7,591,644

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(e)	Turnover (c)

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.89	0.06	0.26	0.32	(0.06)	–	(0.06)	–	$7.15	4.71%	$438,005,522	0.58%	1.79%	0.58%	6.37%
Year Ended December 31, 2008	$13.60	0.19	(4.68)	(4.49)	(0.23)	(1.99)	(2.22)	–	$6.89	(36.84%)	$439,636,912	0.57%	1.67%	0.57%	21.38%
Year Ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	–	$13.60	5.96%	$762,322,072	0.56%	1.60%	0.56%	76.72%
Year Ended December 31, 2006	$11.97	0.20	1.78	1.98	(0.26)	(0.18)	(0.44)	–	$13.51	16.87%	$727,598,847	0.57%	1.56%	0.57%	7.82%
Year Ended December 31, 2005	$11.52	0.22	0.68	0.90	(0.22)	(0.23)	(0.45)	–	$11.97	7.93%	$577,843,437	0.56%	2.04%	0.56%	9.12%
Year Ended December 31, 2004 (d)	$10.49	0.17	1.28	1.45	(0.17)	(0.25)	(0.42)	–	$11.52	14.03%	$332,097,057	0.56%	2.13%	0.56%	18.26%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.85	0.06	0.26	0.32	(0.06)	–	(0.06)	–	$7.11	4.72%	$4,905,333	0.58%	1.77%	0.58%	6.37%
Year Ended December 31, 2008	$13.54	0.19	(4.66)	(4.47)	(0.23)	(1.99)	(2.22)	–	$6.85	(36.89%)	$5,683,529	0.57%	1.55%	0.57%	21.38%
Year Ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	–	$13.54	5.97%	$13,867,714	0.55%	1.80%	0.55%	76.72%
Year Ended December 31, 2006	$11.96	0.20	1.77	1.97	(0.28)	(0.18)	(0.46)	–	$13.47	16.92%	$11,389,154	0.56%	1.72%	0.56%	7.82%
Year Ended December 31, 2005	$11.52	0.23	0.68	0.91	(0.24)	(0.23)	(0.47)	–	$11.96	7.95%	$7,302,958	0.51%	3.82%	0.51%	9.12%
Period Ended December 31, 2004 (f)	$10.52	0.17	1.15	1.32	(0.17)	(0.15)	(0.32)	–	$11.52	12.58%	$440,478	0.41%	3.59%	0.41%	18.26%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 Semiannual Report 2009

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Mutual Funds	$443,176,661	$—	$—	$443,176,661

Total	$443,176,661	$—	$—	$443,176,661

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value

12 Semiannual Report 2009

caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

14 Semiannual Report 2009

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.13%

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $306,245 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $2,533.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had no contributions to capital due to redemption fees.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $10,802 from Class VI.

16 Semiannual Report 2009

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $26,437,742 and sales of $44,163,082 (excluding short-term securities).

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$672,643,967	$115,025	$(229,582,331)	$(229,467,306)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory Agreement

(i) General Information Regarding the Board’s Review of Investment Advisory Agreement

The Trust’s investment advisory agreement (the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group, and the Fund underperformed its benchmark, which is a 95%/5% blend of the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that, for the three-year period ended September 30, 2008, the Fund’s performance for Class II shares was in the third quintile but below the median of its peer universe. For the five-year period ended September 30, 2008, the Fund was in the first quintile of its peer universe. The Trustees also noted that, with respect to each of the three- and five-year periods ended September 30, 2008, the Fund outperformed its benchmark.

The Trustees noted that the Fund’s actual advisory fee for Class II shares was in the fourth quintile of its peer universe, but that the Fund’s total expenses were in the second quintile of its peer universe. In this regard, the Trustees noted that the acquired fund fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees took into account supplemental comparative information regarding the Fund’s advisory fees. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2009

NVIT Investor Destinations Moderately Aggressive Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MAG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Investor Destinations Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Investor Destinations Moderately Aggressive Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,048.60	2.90	0.57
	Hypothetical	[c]	1,000.00	1,021.82	2.87	0.57

Class VI	Actual		1,000.00	1,047.60	2.90	0.57
	Hypothetical	[c]	1,000.00	1,021.82	2.87	0.57

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Investor Destinations Moderately Aggressive Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	80.5%
Fixed Income Funds	17.2%
Fixed Contract	2.4%
Money Market Fund	0.0%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	35.1%
NVIT International Index Fund, Class Y	18.2%
NVIT Mid Cap Index Fund, Class Y	15.3%
NVIT Bond Index Fund, Class Y	14.7%
Nationwide International Index Fund, Institutional Class	6.8%
NVIT Small Cap Index Fund, Class Y	5.1%
NVIT Enhanced Income Fund, Class Y	2.5%
Nationwide Fixed Contract, 3.75%	2.4%
NVIT Money Market Fund, Class Y	0.0%
Other	(0	.1)%

	100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7% (a)

	Shares	Market Value

Equity Funds 80.5%
Nationwide International Index Fund, Institutional Class	18,793,822	$111,259,428
NVIT International Index Fund, Class Y	43,703,801	297,185,847
NVIT Mid Cap Index Fund, Class Y	20,691,875	250,785,530
NVIT S&P 500 Index Fund, Class Y	90,022,235	575,242,084
NVIT Small Cap Index Fund, Class Y	13,536,850	83,251,628

Total Equity Funds (cost $1,955,717,103)		1,317,724,517

Fixed Income Funds 17.2%
NVIT Bond Index Fund, Class Y	23,989,272	241,092,186
NVIT Enhanced Income Fund, Class Y	4,000,581	40,205,842

Total Fixed Income Funds (cost $280,078,835)		281,298,028

Money Market Fund 0.0% (b)
NVIT Money Market Fund, Class Y, 0.12%	153,352	153,352

Total Money Market Fund (cost $153,352)		153,352

Total Mutual Funds (cost $2,235,949,290)		1,599,175,897

Fixed Contract 2.4% (a)(c)

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.75%	$39,608,336	39,608,336

Total Fixed Contract (cost $39,608,336)		39,608,336

Total Investments (cost $2,275,557,626) (d) — 100.1%		1,638,784,233

Liabilities in excess of other assets — (0.1)%		(863,064)

NET ASSETS — 100.0%		$1,637,921,169

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

002009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $2,275,557,626)	$1,638,784,233
Interest and dividends receivable	4,090
Receivable for capital shares issued	284,361
Receivable for investments sold	918,277
Prepaid expenses and other assets	21,372

Total Assets	1,640,012,333

Liabilities:
Payable for capital shares redeemed	1,202,638
Accrued expenses and other payables:
Investment advisory fees	176,534
Distribution fees	339,493
Administrative services fees	215,385
Custodian fees	18,982
Trustee fees	2,849
Compliance program costs (Note 3)	31,009
Professional fees	83,181
Printing fees	4,322
Other	16,771

Total Liabilities	2,091,164

Net Assets	$1,637,921,169

Represented by:
Capital	$2,248,323,380
Accumulated net investment loss	(168,427)
Accumulated net realized gains from investment transactions	26,539,609
Net unrealized appreciation/(depreciation) from investments in affiliates	(636,773,393)

Net Assets	$1,637,921,169

Net Assets:
Class II Shares	$1,628,553,484
Class VI Shares	9,367,685

Total	$1,637,921,169

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	197,278,883
Class VI Shares	1,141,026

Total	198,419,909

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.26
Class VI Shares	$8.21

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Moderately
Aggressive Fund

INVESTMENT INCOME:
Interest income from affiliates	$810,151
Dividend income from affiliates	19,368,621

Total Income	20,178,772

EXPENSES:
Investment advisory fees	977,600
Distribution fees Class II Shares	1,868,593
Distribution fees Class VI Shares	11,425
Administrative services fees Class II Shares	1,121,468
Administrative services fees Class VI Shares	6,851
Custodian fees	30,413
Trustee fees	30,408
Compliance program costs (Note 3)	10,548
Professional fees	148,599
Printing fees	38,796
Other	54,934

Total expenses before earnings credit	4,299,635
Earnings credit (Note 5)	(3)

Net Expenses	4,299,632

NET INVESTMENT INCOME	15,879,140

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(43,774,467)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	102,671,185

Net realized/unrealized losses from investments	58,896,718

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$74,775,858

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$15,879,140	$41,701,672
Net realized gains (losses) from investment transactions	(43,774,467)	65,873,941
Net change in unrealized appreciation/(depreciation) from investments	102,671,185	(832,706,534)

Change in net assets resulting from operations	74,775,858	(725,130,921)

Distributions to Shareholders From:
Net investment income:
Class II	(15,952,835)	(49,809,878)
Class VI	(94,732)	(359,906)
Net realized gains:
Class II	–	(207,743,583)
Class VI	–	(1,472,793)

Change in net assets from shareholder distributions	(16,047,567)	(259,386,160)

Change in net assets from capital transactions	5,780,890	232,473,751

Change in net assets	64,509,181	(752,043,330)

Net Assets:
Beginning of period	1,573,411,988	2,325,455,318

End of period	$1,637,921,169	$1,573,411,988

Accumulated net investment income (loss) at end of period	$(168,427)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$47,333,599	$133,393,862
Dividends reinvested	15,952,835	257,553,461
Cost of shares redeemed	(56,373,689)	(159,195,188)

Total Class II	6,912,745	231,752,135

Class VI Shares
Proceeds from shares issued	600,215	7,142,635
Dividends reinvested	94,732	1,832,699
Cost of shares redeemed (a)	(1,826,802)	(8,253,718)

Total Class VI	(1,131,855)	721,616

Change in net assets from capital transactions	$5,780,890	$232,473,751

SHARE TRANSACTIONS:
Class II Shares
Issued	6,355,085	12,004,826
Reinvested	2,067,047	25,698,045
Redeemed	(7,458,148)	(14,465,870)

Total Class II Shares	963,984	23,237,001

Class VI Shares
Issued	77,450	581,998
Reinvested	12,380	183,343
Redeemed	(244,135)	(707,419)

Total Class VI Shares	(154,305)	57,922

Total change in shares	809,679	23,294,923

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized
			Operations											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(e)	Turnover (c)
Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.96	0.08	0.30	0.38	(0.08)	–	(0.08)	–	$8.26	4.86%	$1,628,553,484	0.57%	2.11%	0.57%	10.09%
Year Ended December 31, 2008	$13.34	0.24	(4.14)	(3.90)	(0.28)	(1.20)	(1.48)	–	$7.96	(31.39%)	$1,563,154,142	0.54%	2.08%	0.54%	22.71%
Year Ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	–	$13.34	6.15%	$2,309,022,995	0.58%	2.03%	0.58%	65.97%
Year Ended December 31, 2006	$11.85	0.23	1.45	1.68	(0.27)	(0.16)	(0.43)	–	$13.10	14.54%	$1,880,751,908	0.57%	1.97%	0.57%	5.40%
Year Ended December 31, 2005	$11.52	0.24	0.57	0.81	(0.24)	(0.24)	(0.48)	–	$11.85	7.07%	$1,202,098,385	0.57%	2.23%	0.57%	7.53%
Year Ended December 31, 2004 (d)	$10.60	0.19	1.08	1.27	(0.19)	(0.16)	(0.35)	–	$11.52	12.09%	$734,243,765	0.55%	2.11%	0.55%	11.44%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.92	0.08	0.29	0.37	(0.08)	–	(0.08)	–	$8.21	4.76%	$9,367,685	0.57%	2.05%	0.57%	10.09%
Year Ended December 31, 2008	$13.28	0.22	(4.10)	(3.88)	(0.28)	(1.20)	(1.48)	–	$7.92	(31.39%)	$10,257,846	0.55%	2.02%	0.55%	22.71%
Year Ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	–	$13.28	6.16%	$16,432,323	0.55%	2.01%	0.55%	65.97%
Year Ended December 31, 2006	$11.83	0.24	1.44	1.68	(0.29)	(0.16)	(0.45)	–	$13.06	14.56%	$12,110,517	0.56%	1.99%	0.56%	5.40%
Year Ended December 31, 2005	$11.51	0.25	0.57	0.82	(0.26)	(0.24)	(0.50)	–	$11.83	7.16%	$7,574,807	0.48%	2.59%	0.48%	7.53%
Period Ended December 31, 2004 (f)	$10.63	0.17	0.98	1.15	(0.17)	(0.10)	(0.27)	–	$11.51	10.92%	$2,751,466	0.41%	4.26%	0.41%	11.44%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Desinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 Semiannual Report 2009

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Mutual Funds	$1,599,175,897	$—	$—	$1,599,175,897

Fixed Contract	—	39,608,336	—	39,608,336

Total	$1,599,175,897	$39,608,336	$—	$1,638,784,233

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2009

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

14 Semiannual Report 2009

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.13%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS),

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $1,116,962 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $10,548.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $278 from Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $24,886 from Class VI.

16 Semiannual Report 2009

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $173,651,016 and sales of $149,028,712 (excluding short-term securities).

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,292,628,603	$1,229,430	$(655,073,800)	$(653,844,370)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A.	Renewal of Advisory Agreement

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreement

The Trust’s investment advisory agreement (the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2008, the Fund’s performance for Class II shares was in the first quintile of its peer group, but underperformed its benchmark, which is an 80%/15%/5% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. With respect to the thee- and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares placed it in the second and first quintiles of its peer universe, respectively, and that the Fund outperformed its benchmark.

The Trustees noted that the Fund’s actual advisory fee for Class II shares was in the fourth quintile of its peer universe, but that the Fund’s total expenses were in the first quintile of its peer group. In this regard, the Trustees noted that the acquired fund fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees took into account supplemental comparative information regarding the Fund’s advisory fees. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2009

NVIT Investor Destinations Moderate Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MOD (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Investor Destinations Moderate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Investor Destinations Moderate Fund			01/01/09	6/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,040.60	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.82	2.87	0.57

Class VI	Actual		1,000.00	1,042.00	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.82	2.87	0.57

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Investor Destinations Moderate Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	60.6%
Fixed Income Funds	29.6%
Fixed Contract	8.4%
Money Market Fund	1.5%
Common Stock	0.0%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	30.3%
NVIT Bond Index Fund, Class Y	24.7%
NVIT International Index Fund, Class Y	12.1%
NVIT Mid Cap Index Fund, Class Y	10.2%
Nationwide Fixed Contract, 3.75%	8.4%
NVIT Small Cap Index Fund, Class Y	5.1%
NVIT Enhanced Income Fund, Class Y	4.9%
Nationwide International Index Fund, Institutional Class	2.9%
NVIT Money Market Fund, Class Y	1.5%
Other	(0	.1)%

	100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 91.7% (a)

	Shares	Market Value

Equity Funds 60.6%
Nationwide International Index Fund, Institutional Class	12,206,711	$72,263,730
NVIT International Index Fund, Class Y	43,312,156	294,522,659
NVIT Mid Cap Index Fund, Class Y	20,614,921	249,852,844
NVIT S&P 500 Index Fund, Class Y	115,549,295	738,359,996
NVIT Small Cap Index Fund, Class Y	20,194,457	124,195,913

Total Equity Funds (cost $2,064,173,989)		1,479,195,142

Fixed Income Funds 29.6%
NVIT Bond Index Fund, Class Y	59,869,367	601,687,142
NVIT Enhanced Income Fund, Class Y	11,987,002	120,469,374

Total Fixed Income Funds (cost $718,744,380)		722,156,516

Money Market Fund 1.5%(b)
NVIT Money Market Fund, Class Y, 0.12%	35,949,101	35,949,101

Total Money Market Fund (cost $35,949,101)		35,949,101

Total Mutual Funds (cost $2,818,867,470)		2,237,300,759

Fixed Contract 8.4% (a) (c)

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.75%	$203,631,889	203,631,889

Total Fixed Contract (cost $203,631,889)		203,631,889

Common Stock 0.0% (d)

	Shares	Market Value

Computers & Peripherals 0.0%
Seagate Technology*	2,700	—

Total Common Stock (cost $—)		—

Total Investments (cost $3,022,499,359) (e) — 100.1%		2,440,932,648

Liabilities in excess of other assets — (0.1)%		(1,285,954)

NET ASSETS — 100.0%		$2,439,646,694

*	Denotes a non-income producing security.

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	Fair Valued Security.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Moderate Fund

Assets:
Investments in affiliates, at value (cost $3,022,499,359)	$2,440,932,648
Interest and dividends receivable	38,501
Receivable for capital shares issued	776,637
Prepaid expenses and other assets	33,577

Total Assets	2,441,781,363

Liabilities:
Payable for investments purchased	424,992
Payable for capital shares redeemed	351,645
Accrued expenses and other payables:
Investment advisory fees	267,096
Fund administration fees	587
Distribution fees	503,247
Administrative services fees	324,224
Custodian fees	22,469
Trustee fees	4,781
Compliance program costs (Note 3)	50,871
Professional fees	127,023
Printing fees	26,311
Other	31,423

Total Liabilities	2,134,669

Net Assets	$2,439,646,694

Represented by:
Capital	$3,065,790,568
Accumulated net investment loss	(127,329)
Accumulated net realized losses from investment transactions	(44,449,834)
Net unrealized appreciation/(depreciation) from investments in affiliates	(581,566,711)

Net Assets	$2,439,646,694

Net Assets:
Class II Shares	$2,422,592,962
Class VI Shares	17,053,732

Total	$2,439,646,694

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	278,330,472
Class VI Shares	1,969,585

Total	280,300,057

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.70
Class VI Shares	$8.66

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Moderate Fund

INVESTMENT INCOME:
Interest income from affiliates	$3,924,582
Dividend income from affiliates	28,704,492

Total Income	32,629,074

EXPENSES:
Investment advisory fees	1,426,228
Distribution fees Class II Shares	2,723,357
Distribution fees Class VI Shares	19,417
Administrative services fees Class I Shares	6,245
Administrative services fees Class II Shares	1,634,873
Administrative services fees Class IV Shares	2,793
Administrative services fees Class VI Shares	11,645
Custodian fees	42,236
Trustee fees	45,103
Compliance program costs (Note 3)	15,374
Professional fees	214,936
Printing fees	48,476
Other	77,618

Total expenses before earnings credit	6,268,301
Earnings credit (Note 5)	(34)

Net Expenses	6,268,267

NET INVESTMENT INCOME	26,360,807

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(100,633,325)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	130,631,971

Net realized/unrealized losses from investments	29,998,646

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$56,359,453

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Moderate Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$26,360,807	$64,685,768
Net realized gains (losses) from investment transactions	(100,633,325)	51,493,423
Net change in unrealized appreciation/(depreciation) from investments	130,631,971	(805,859,382)

Change in net assets resulting from operations	56,359,453	(689,680,191)

Distributions to Shareholders From:
Net investment income:
Class II	(26,301,393)	(75,275,469)
Class VI	(186,743)	(613,035)
Net realized gains:
Class II	–	(229,639,293)
Class VI	–	(1,897,309)

Change in net assets from shareholder distributions	(26,488,136)	(307,425,106)

Change in net assets from capital transactions	176,852,683	223,881,262

Change in net assets	206,724,000	(773,224,035)

Net Assets:
Beginning of period	2,232,922,694	3,006,146,729

End of period	$2,439,646,694	$2,232,922,694

Accumulated net investment income (loss) at end of period	$(127,329)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	132,393,378	152,241,186
Proceeds from shares issued in acquisition of JPMorgan NVIT Balanced Fund (Note 10)	95,904,573	–
Dividends reinvested	26,301,393	304,914,762
Cost of shares redeemed	(77,146,689)	(235,697,430)

Total Class II	177,452,655	221,458,518

Class VI Shares
Proceeds from shares issued	1,558,878	6,802,585
Dividends reinvested	186,743	2,510,344
Cost of shares redeemed (a)	(2,345,593)	(6,890,185)

Total Class VI	(599,972)	2,422,744

Change in net assets from capital transactions	$176,852,683	$223,881,262

SHARE TRANSACTIONS:
Class II Shares
Issued	11,268,374	14,046,967
Issued in acquisition of JPMorgan NVIT Balanced Fund (Note 10)	11,522,693	–
Reinvested	3,175,116	30,476,767
Redeemed	(9,576,281)	(22,298,134)

Total Class II Shares	16,389,902	22,225,600

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Investor Destinations
	Moderate Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	181,899	591,740
Reinvested	22,765	251,727
Redeemed	(294,306)	(653,195)

Total Class VI Shares	(89,642)	190,272

Total change in shares	16,300,260	22,415,872

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(e)	Turnover (c)
Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.46	0.10	0.24	0.34	(0.10)	–	(0.10)	$8.70	4.06%	$2,422,592,962	0.57%	2.40%	0.57%	13.26%
Year Ended December 31, 2008	$12.44	0.27	(2.98)	(2.71)	(0.31)	(0.96)	(1.27)	$8.46	(23.20%)	$2,215,598,246	0.56%	2.41%	0.56%	19.00%
Year Ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	$12.44	5.66%	$2,982,977,086	0.55%	2.54%	0.55%	75.27%
Year Ended December 31, 2006	$11.40	0.26	1.01	1.27	(0.28)	(0.11)	(0.39)	$12.28	11.35%	$2,503,357,787	0.57%	2.32%	0.57%	5.69%
Year Ended December 31, 2005	$11.26	0.26	0.33	0.59	(0.26)	(0.19)	(0.45)	$11.40	5.34%	$1,596,054,801	0.56%	2.41%	0.56%	4.20%
Year Ended December 31, 2004 (d)	$10.54	0.21	0.78	0.99	(0.21)	(0.06)	(0.27)	$11.26	9.54%	$1,118,116,110	0.56%	2.19%	0.56%	5.54%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.41	0.10	0.25	0.35	(0.10)	–	(0.10)	$8.66	4.20%	$17,053,732	0.57%	2.37%	0.57%	13.26%
Year Ended December 31, 2008	$12.40	0.26	(2.98)	(2.72)	(0.31)	(0.96)	(1.27)	$8.41	(23.37%)	$17,324,448	0.56%	2.43%	0.56%	19.00%
Year Ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	$12.40	5.70%	$23,169,643	0.55%	2.51%	0.55%	75.27%
Year Ended December 31, 2006	$11.38	0.26	1.02	1.28	(0.30)	(0.11)	(0.41)	$12.25	11.44%	$21,037,825	0.56%	2.30%	0.56%	5.69%
Year Ended December 31, 2005	$11.24	0.27	0.33	0.60	(0.27)	(0.19)	(0.46)	$11.38	5.50%	$15,819,652	0.47%	2.56%	0.47%	4.20%
Period Ended December 31, 2004 (f)	$10.54	0.19	0.72	0.91	(0.19)	(0.02)	(0.21)	$11.24	8.72%	$9,384,110	0.41%	3.84%	0.41%	5.54%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12 Semiannual Report 2009

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other	Level 3 -
	Level 1 — Quoted	Significant	Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Mutual Funds	$2,237,300,759	$	$—	$2,237,300,759

Fixed Contract	—	203,631,889	—	203,631,889

Total	$2,237,300,759	$203,631,889	$—	$2,440,932,648

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

14 Semiannual Report 2009

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.13%

16 Semiannual Report 2009

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $1,620,675 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $15,374.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $114 from Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,141 from Class VI.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $456,300,414 and sales of $267,010,444 (excluding short-term securities).

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

18 Semiannual Report 2009

(“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Other

On April 24, 2009, the NVIT Investor Destinations Moderate Fund acquired the net assets of the JPMorgan NVIT Balanced Fund pursuant to a plan of reorganization approved by the JPMorgan NVIT Balanced Fund’s shareholders. The merger was accomplished by an exchange of 11,522,693 Class II shares of the NVIT Investor Destinations Moderate Fund (valued at $95,904,573) for the net assets of the JPMorgan NVIT Balanced Fund and includes $166,280 of unrealized depreciation. The combined net assets of the NVIT Investor Destinations Moderate Fund immediately after the merger were $2,307,336,540.

11. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$3,052,608,013	$3,412,135	$(615,087,500)	$(611,675,365)

12. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A. Renewal of Advisory Agreement

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreement

The Trust’s investment advisory agreement (the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

20 Semiannual Report 2009

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2008 was in the first quintile of its peer group. The Trustees noted that the Fund’s performance for Class II shares for the three- and five-year periods ended September 30, 2008 was in the second and first quintiles of its peer universe, respectively. The Trustees noted that, with respect to each of the one- and three-year periods ended September 30, 2008, the Fund underperformed its benchmark, which is a 60%/25%/15% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index, but that the Fund outperformed the benchmark for the five-year period ended September 30, 2008.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and above the median of its peer group, and that the Fund’s actual advisory fee was in the fourth quintile of its peer group. The Trustees noted, however, that the Fund’s total expenses were in the first quintile of its peer group. In this regard, the Trustees noted that the acquired fund fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees took into account supplemental comparative information regarding the Fund’s advisory fees. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8“ public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2008 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	By Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	By Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Investor Destinations Moderately Conservative Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MCON (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Investor Destinations Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Investor Destinations Moderately Conservative Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,036.90	2.88	0.57
	Hypothetical	[c]	1,000.00	1,021.81	2.86	0.57

Class VI	Actual		1,000.00	1,037.10	2.88	0.57
	Hypothetical	[c]	1,000.00	1,021.81	2.86	0.57

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Investor Destinations Moderately Conservative Fund
June 30, 2009 (Unaudited)

Asset Allocation

Fixed Income Funds	43.5%
Equity Funds	40.7%
Fixed Contract	9.9%
Money Market Fund	6.0%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	34.6%
NVIT S&P 500 Index Fund, Class Y	20.2%
NVIT Mid Cap Index Fund, Class Y	10.3%
Nationwide Fixed Contract, 3.75%	9.9%
NVIT International Index Fund, Class Y	9.9%
NVIT Enhanced Income Fund, Class Y	8.9%
NVIT Money Market Fund, Class Y	6.0%
Nationwide International Index Fund, Institutional Class	0.3%
Other	(0	.1)%

	100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 90.2% (a)

	Shares	Market Value

Equity Funds 40.7%
Nationwide International Index Fund, Institutional Class	325,482	$1,926,854
NVIT International Index Fund, Class Y	9,956,293	67,702,794
NVIT Mid Cap Index Fund, Class Y	5,834,830	70,718,137
NVIT S&P 500 Index Fund, Class Y	21,761,352	139,055,042

Total Equity Funds (cost $373,729,893)		279,402,827

Fixed Income Funds 43.5%
NVIT Bond Index Fund, Class Y	23,646,770	237,650,036
NVIT Enhanced Income Fund, Class Y	6,067,372	60,977,089

Total Fixed Income Funds (cost $297,504,729)		298,627,125

Money Market Fund 6.0% (b)
NVIT Money Market Fund, Class Y, 0.12%	40,695,750	40,695,750

Total Money Market Fund (cost $40,695,750)		40,695,750

Total Mutual Funds (cost $711,930,372)		618,725,702

Fixed Contract 9.9% (a) (c)

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.75%	$67,936,902	67,936,902

Total Fixed Contract (cost $67,936,902)		67,936,902

Total Investments (cost $779,867,274) (d) — 100.1%		686,662,604

Liabilities in excess of other assets — (0.1)%		(357,427)

NET ASSETS — 100.0%		$686,305,177

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Investor
Destinations Moderately
Conservative Fund

Assets:
Investments in affiliates, at value (cost $779,867,274)	$686,662,604
Interest and dividends receivable	10,803
Receivable for capital shares issued	219,972
Receivable for investments sold	2,657
Prepaid expenses and other assets	10,009

Total Assets	686,906,045

Liabilities:
Payable for capital shares redeemed	222,629
Accrued expenses and other payables:
Investment advisory fees	73,305
Distribution fees	141,116
Administrative services fees	88,543
Custodian fees	6,907
Trustee fees	1,770
Compliance program costs (Note 3)	14,934
Professional fees	37,296
Printing fees	8,050
Other	6,318

Total Liabilities	600,868

Net Assets	$686,305,177

Represented by:
Capital	$793,511,873
Accumulated net investment loss	(28,918)
Accumulated net realized losses from investment transactions	(13,973,108)
Net unrealized appreciation/(depreciation) from investments in affiliates	(93,204,670)

Net Assets	$686,305,177

Net Assets:
Class II Shares	$677,431,859
Class VI Shares	8,873,318

Total	$686,305,177

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	74,765,511
Class VI Shares	984,123

Total	75,749,634

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.06
Class VI Shares	$9.02

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Investor
Destinations Moderately Conservative Fund

INVESTMENT INCOME:
Interest income from affiliates	$1,266,501
Dividend income from affiliates	8,877,170

Total Income	10,143,671

EXPENSES:
Investment advisory fees	419,339
Distribution fees Class II Shares	797,814
Distribution fees Class VI Shares	9,221
Administrative services fees Class II Shares	478,725
Administrative services fees Class VI Shares	5,177
Custodian fees	13,264
Trustee fees	13,655
Compliance program costs (Note 3)	4,638
Professional fees	64,988
Printing fees	24,770
Other	23,614

Total expenses before earnings credit	1,855,205
Earnings credit (Note 5)	(3)

Net Expenses	1,855,202

NET INVESTMENT INCOME	8,288,469

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(24,342,994)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	39,554,487

Net realized/unrealized losses from investments	15,211,493

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,499,962

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately
	Conservative Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$8,288,469	$20,911,119
Net realized gains (losses) from investment transactions	(24,342,994)	5,491,038
Net change in unrealized appreciation/(depreciation) from investments	39,554,487	(150,006,341)

Change in net assets resulting from operations	23,499,962	(123,604,184)

Distributions to Shareholders From:
Net investment income:
Class II	(8,223,055)	(23,969,943)
Class VI	(94,332)	(252,507)
Net realized gains:
Class II	–	(38,930,506)
Class VI	–	(403,847)

Change in net assets from shareholder distributions	(8,317,387)	(63,556,803)

Change in net assets from capital transactions	(6,309,582)	42,710,991

Change in net assets	8,872,993	(144,449,996)

Net Assets:
Beginning of period	677,432,184	821,882,180

End of period	$686,305,177	$677,432,184

Accumulated net investment income (loss) at end of period	$(28,918)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$43,593,888	$123,304,036
Dividends reinvested	8,223,055	62,900,449
Cost of shares redeemed	(60,165,155)	(141,186,893)

Total Class II	(8,348,212)	45,017,592

Class VI Shares
Proceeds from shares issued	3,154,552	3,150,251
Dividends reinvested	94,332	656,354
Cost of shares redeemed (a)	(1,210,254)	(6,113,206)

Total Class VI	2,038,630	(2,306,601)

Change in net assets from capital transactions	$(6,309,582)	$42,710,991

SHARE TRANSACTIONS:
Class II Shares
Issued	4,998,426	11,856,676
Reinvested	943,730	6,363,595
Redeemed	(6,928,980)	(13,917,393)

Total Class II Shares	(986,824)	4,302,878

Class VI Shares
Issued	356,300	304,143
Reinvested	10,830	66,579
Redeemed	(143,269)	(575,695)

Total Class VI Shares	223,861	(204,973)

Total change in shares	(762,963)	4,097,905

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(e)	Turnover (c)
Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.85	0.11	0.21	0.32	(0.11)	–	(0.11)	$9.06	3.69%	$677,431,859	0.57%	2.57%	0.57%	17.61%
Year Ended December 31, 2008	$11.35	0.28	(1.91)	(1.63)	(0.33)	(0.54)	(0.87)	$8.85	(15.04%)	$670,732,957	0.57%	2.73%	0.57%	23.62%
Year Ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	$11.35	5.86%	$810,970,658	0.55%	3.07%	0.55%	80.89%
Year Ended December 31, 2006	$10.91	0.30	0.60	0.90	(0.31)	(0.15)	(0.46)	$11.35	8.42%	$633,781,962	0.57%	2.69%	0.57%	17.68%
Year Ended December 31, 2005	$10.91	0.28	0.20	0.48	(0.28)	(0.20)	(0.48)	$10.91	4.49%	$525,426,114	0.56%	2.66%	0.56%	11.32%
Year Ended December 31, 2004 (d)	$10.48	0.23	0.50	0.73	(0.23)	(0.07)	(0.30)	$10.91	7.16%	$425,065,745	0.56%	2.35%	0.56%	7.18%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$8.81	0.11	0.21	0.32	(0.11)	–	(0.11)	$9.02	3.71%	$8,873,318	0.57%	2.71%	0.57%	17.61%
Year Ended December 31, 2008	$11.30	0.29	(1.91)	(1.62)	(0.33)	(0.54)	(0.87)	$8.81	(15.03%)	$6,699,227	0.54%	2.64%	0.54%	23.62%
Year Ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	$11.30	5.82%	$10,911,522	0.56%	3.34%	0.56%	80.89%
Year Ended December 31, 2006	$10.90	0.30	0.59	0.89	(0.32)	(0.15)	(0.47)	$11.32	8.39%	$3,631,908	0.57%	2.65%	0.57%	17.68%
Year Ended December 31, 2005	$10.90	0.30	0.20	0.50	(0.30)	(0.20)	(0.50)	$10.90	4.65%	$4,264,903	0.48%	2.65%	0.48%	11.32%
Period Ended December 31, 2004 (f)	$10.44	0.20	0.49	0.69	(0.20)	(0.03)	(0.23)	$10.90	6.67%	$719,257	0.41%	3.37%	0.41%	7.18%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 Semiannual Report 2009

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Mutual Funds	$618,725,702	$—	$—	$618,725,702

Fixed Contract	—	67,936,902	—	67,936,902

Total	$618,725,702	$67,936,902	$—	$686,662,604

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2009

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

14 Semiannual Report 2009

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.13%

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $483,173 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $4,638.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $1,202 from Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $2,541 from Class VI.

16 Semiannual Report 2009

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $103,041,787 and sales of $103,741,501 (excluding short-term securities).

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$794,998,615	$1,122,396	$(109,458,407)	$(108,336,011)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory Agreement

(i) General Information Regarding the Board’s Review of Investment Advisory Agreement

The Trust’s investment advisory agreement (the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2008 was in the first quintile of its peer group. The Trustee also noted that the Fund’s performance for Class II shares for the three-year period ended September 30, 2008 was in the first quintile of its peer universe, and that the Fund’s performance for Class II shares for the five-year period ended September 30, 2008 was in the third quintile and slightly above the median of its peer universe. The Trustees also noted that for each of the one- and three-year periods ended September 30, 2008, the Fund slightly underperformed its benchmark, which is a 40%/35%/25% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index, but for the five-year period ended September 30, 2008, the Fund outperformed its benchmark.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile of its peer group, above the median, and that the Fund’s actual advisory fee was in the fourth quintile of its peer group. The Trustees noted, however, that the Fund’s total expenses were in the first quintile of its peer group. In this regard, the Trustees noted that the acquired fund fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees took into account supplemental comparative information regarding the Fund’s advisory fees. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was
			N/A	N/A
Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2009

NVIT Investor Destinations Conservative Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CON (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Investor Destinations Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Conservative Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,026.60	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.81	2.88	0.57

Class VI	Actual		1,000.00	1,027.90	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.81	2.88	0.57

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Investor Destinations Conservative Fund
June 30, 2009 (Unaudited)

Asset Allocation

Fixed Income Funds	53.6%
Equity Funds	20.5%
Fixed Contract	14.0%
Money Market Fund	12.0%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	39.7%
Nationwide Fixed Contract, 3.75%	14.0%
NVIT Enhanced Income Fund, Class Y	13.9%
NVIT Money Market Fund, Class Y	12.0%
NVIT S&P 500 Index Fund, Class Y	10.1%
NVIT International Index Fund, Class Y	5.2%
NVIT Mid Cap Index Fund, Class Y	5.2%
Other	(0	.1)%

	100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 86.1% (a)

	Shares	Market Value

Equity Funds 20.5%
NVIT International Index Fund, Class Y	2,764,783	$18,800,523
NVIT Mid Cap Index Fund, Class Y	1,540,450	18,670,249
NVIT S&P 500 Index Fund, Class Y	5,633,649	35,999,014

Total Equity Funds (cost $86,462,295)		73,469,786

Fixed Income Funds 53.6%
NVIT Bond Index Fund, Class Y	14,160,565	142,313,681
NVIT Enhanced Income Fund, Class Y	4,935,191	49,598,665

Total Fixed Income Funds (cost $191,732,058)		191,912,346

Money Market Fund 12.0% (b)
NVIT Money Market Fund, Class Y, 0.12%	42,688,411	42,688,411

Total Money Market Fund (cost $42,688,411)		42,688,411

Total Mutual Funds (cost $320,882,764)		308,070,543

Fixed Contract 14.0% (a)(c)

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.75%	$50,155,095	50,155,095

Total Fixed Contract (cost $50,155,095)		50,155,095

Total Investments (cost $371,037,859) (d) — 100.1%		358,225,638

Liabilities in excess of other assets — (0.1)%		(179,235)

NET ASSETS — 100.0%		$358,046,403

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Conservative Fund

Assets:
Investments in affiliates, at value (cost $371,037,859)	$358,225,638
Interest and dividends receivable	8,725
Receivable for capital shares issued	370,194
Prepaid expenses and other assets	5,677

Total Assets	358,610,234

Liabilities:
Payable for investments purchased	329,950
Payable for capital shares redeemed	40,244
Accrued expenses and other payables:
Investment advisory fees	38,193
Distribution fees	73,449
Administrative services fees	45,281
Custodian fees	2,711
Trustee fees	886
Compliance program costs (Note 3)	5,032
Professional fees	19,411
Printing fees	3,852
Other	4,822

Total Liabilities	563,831

Net Assets	$358,046,403

Represented by:
Capital	$378,368,836
Accumulated net investment loss	(3,947)
Accumulated net realized losses from investment transactions	(7,506,265)
Net unrealized appreciation/(depreciation) from investments in affiliates	(12,812,221)

Net Assets	$358,046,403

Net Assets:
Class II Shares	$349,049,665
Class VI Shares	8,996,738

Total	$358,046,403

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	37,159,605
Class VI Shares	962,106

Total	38,121,711

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.39
Class VI Shares	$9.35

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Conservative Fund

INVESTMENT INCOME:
Interest income from affiliates	$869,656
Dividend income from affiliates	4,705,602

Total Income	5,575,258

EXPENSES:
Investment advisory fees	219,046
Distribution fees Class II Shares	411,031
Distribution fees Class VI Shares	10,215
Administrative services fees Class II Shares	246,677
Administrative services fees Class VI Shares	6,135
Custodian fees	6,062
Trustee fees	7,113
Compliance program costs (Note 3)	2,431
Professional fees	33,829
Printing fees	13,700
Other	12,387

Total expenses before earnings credit	968,626
Earnings credit (Note 5)	(3)

Net Expenses	968,623

NET INVESTMENT INCOME	4,606,635

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(9,451,828)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	14,999,760

Net realized/unrealized losses from investments	5,547,932

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,154,567

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$4,606,635	$10,297,837
Net realized gains (losses) from investment transactions	(9,451,828)	175,889
Net change in unrealized appreciation/(depreciation) from investments	14,999,760	(31,320,829)

Change in net assets resulting from operations	10,154,567	(20,847,103)

Distributions to Shareholders From:
Net investment income:
Class II	(4,496,145)	(11,456,428)
Class VI	(114,437)	(248,757)
Net realized gains:
Class II	–	(6,130,945)
Class VI	–	(135,572)

Change in net assets from shareholder distributions	(4,610,582)	(17,971,702)

Change in net assets from capital transactions	6,205,374	70,417,841

Change in net assets	11,749,359	31,599,036

Net Assets:
Beginning of period	346,297,044	314,698,008

End of period	$358,046,403	$346,297,044

Accumulated net investment income (loss) at end of period	$(3,947)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$60,541,003	$139,137,869
Dividends reinvested	4,496,145	17,587,373
Cost of shares redeemed	(60,096,917)	(89,355,939)

Total Class II	4,940,231	67,369,303

Class VI Shares
Proceeds from shares issued	1,994,447	9,724,589
Dividends reinvested	114,437	384,329
Cost of shares redeemed (a)	(843,741)	(7,060,380)

Total Class VI	1,265,143	3,048,538

Change in net assets from capital transactions	$6,205,374	$70,417,841

SHARE TRANSACTIONS:
Class II Shares
Issued	6,656,181	14,077,593
Reinvested	489,092	1,802,152
Redeemed	(6,537,680)	(9,059,722)

Total Class II Shares	607,593	6,820,023

Class VI Shares
Issued	218,885	966,930
Reinvested	12,514	39,546
Redeemed	(91,401)	(706,529)

Total Class VI Shares	139,998	299,947

Total change in shares	747,591	7,119,970

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees – see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(e)	Turnover (c)
Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.27	0.12	0.12	0.24	(0.12)	–	(0.12)	–	$9.39	2.66%	$349,049,665	0.57%	2.73%	0.57%	25.62%
Year Ended December 31, 2008	$10.40	0.30	(0.91)	(0.61)	(0.34)	(0.18)	(0.52)	–	$9.27	(6.02%)	$338,713,566	0.56%	3.04%	0.56%	24.69%
Year Ended December 31, 2007	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	–	$10.40	5.38%	$309,288,876	0.57%	3.52%	0.57%	101.35%
Year Ended December 31, 2006	$10.27	0.32	0.29	0.61	(0.32)	(0.10)	(0.42)	–	$10.46	6.16%	$304,610,311	0.57%	3.10%	0.57%	45.93%
Year Ended December 31, 2005	$10.45	0.29	0.05	0.34	(0.29)	(0.23)	(0.52)	–	$10.27	3.31%	$280,331,414	0.57%	2.79%	0.57%	30.49%
Year Ended December 31, 2004 (d)	$10.32	0.24	0.23	0.47	(0.24)	(0.10)	(0.34)	–	$10.45	4.65%	$256,277,220	0.56%	2.39%	0.56%	15.34%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.22	0.12	0.13	0.25	(0.12)	–	(0.12)	–	$9.35	2.79%	$8,996,738	0.57%	2.81%	0.57%	25.62%
Year Ended December 31, 2008	$10.36	0.32	(0.94)	(0.62)	(0.34)	(0.18)	(0.52)	–	$9.22	(6.17%)	$7,583,478	0.55%	3.14%	0.55%	24.69%
Year Ended December 31, 2007	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	–	$10.36	5.43%	$5,409,132	0.56%	3.58%	0.56%	101.35%
Year Ended December 31, 2006	$10.26	0.31	0.29	0.60	(0.33)	(0.10)	(0.43)	–	$10.43	6.13%	$5,941,683	0.57%	3.13%	0.57%	45.93%
Year Ended December 31, 2005	$10.45	0.31	0.04	0.35	(0.31)	(0.23)	(0.54)	–	$10.26	3.39%	$4,644,547	0.47%	2.95%	0.47%	30.49%
Period Ended December 31, 2004 (f)	$10.26	0.21	0.25	0.46	(0.21)	(0.06)	(0.27)	–	$10.45	4.48%	$1,454,304	0.41%	3.00%	0.41%	15.34%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Desinations Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 Semiannual Report 2009

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Mutual Funds	$308,070,543	$—	$—	$308,070,543

Fixed Contract	—	50,155,095	—	50,155,095

Total	$308,070,543	$50,155,095	$—	$358,225,638

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2009

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

14 Semiannual Report 2009

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 through 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.13%

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2009, NFS received $252,162 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $2,431.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $2,142 from Class VI.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $5,501 from Class VI.

16 Semiannual Report 2009

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $75,449,250 and sales of $84,630,172 (excluding short-term securities).

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$378,442,592	$180,288	$(20,397,242)	$(20,216,954)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement, includes: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A.	Renewal of Advisory Agreement

(i) General Information Regarding the Board’s Review of Investment Advisory Agreement

The Trust’s investment advisory agreement (the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one- and three-year periods ended September 30, 2008 was in the first quintile of its peer group, but below the Fund’s benchmark, which is a 20%/35%/45% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. For the five-year period ended September 30, 2008, the Trustees noted that the Fund was in the third quintile and slightly above the median of its peer universe, and the Fund slightly underperformed the Fund’s benchmark.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the fourth quintile of its peer group, and that the Fund’s actual advisory fee was in the fifth quintile of its peer group. The Trustees noted, however, that the Fund’s total expenses were in the first quintile of its peer group. In this regard, the Trustees noted that the acquired fund fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees took into account supplemental comparative information regarding the Fund’s advisory fees. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group(management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC,a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President Of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[3]	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2009

NVIT U.S. Growth Leaders Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-USGL (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT U.S. Growth Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT U.S. Growth Leaders Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,070.50	5.29	1.03
	Hypothetical	[b]	1,000.00	1,019.55	5.17	1.03

Class II	Actual		1,000.00	1,069.70	6.55	1.28
	Hypothetical	[b]	1,000.00	1,018.33	6.41	1.28

Class III	Actual		1,000.00	1,069.90	5.21	1.02
	Hypothetical	[b]	1,000.00	1,019.62	5.10	1.02

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT U.S. Growth Leaders Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	97.1%
Repurchase Agreements	2.0%
Other assets in excess of liabilities	0.9%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	8.4%
Hotels, Restaurants & Leisure	8.0%
Health Care Equipment & Supplies	7.5%
Software	7.1%
Specialty Retail	6.4%
Food & Staples Retailing	6.2%
Communications Equipment	6.0%
Computers & Peripherals	5.7%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	4.4%
Other*	34.8%

100.0%

Top Holdings

Baxter International, Inc.	4.1%
Oracle Corp.	4.0%
Gilead Sciences, Inc.	3.7%
QUALCOMM, Inc.	3.4%
St. Jude Medical, Inc.	3.4%
CVS Caremark Corp.	3.3%
Hewlett-Packard Co.	3.3%
Aeropostale, Inc.	3.2%
Lowe’s Cos., Inc.	3.2%
McAfee, Inc.	3.1%
Other*	65.3%

100.0%

*	For purpose of listing top holdings and industries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT U.S. Growth Leaders Fund

Common Stocks 97.1%

	Shares	Market Value

Beverages 2.8%
PepsiCo, Inc.	15,200	$835,392

Biotechnology 3.7%
Gilead Sciences, Inc.*	23,240	1,088,562

Capital Markets 4.4%
Goldman Sachs Group, Inc. (The)	5,140	757,842
State Street Corp.	11,200	528,640

		1,286,482

Chemicals 3.6%
Monsanto Co.	5,720	425,225
Praxair, Inc.	9,000	639,630

		1,064,855

Communications Equipment 6.0%
Brocade Communications Systems, Inc.*	96,700	756,194
QUALCOMM, Inc.	22,560	1,019,712

		1,775,906

Computers & Peripherals 5.7%
Hewlett-Packard Co.	25,100	970,115
Synaptics, Inc.*	18,300	707,295

		1,677,410

Diversified Financial Services 2.2%
JPMorgan Chase & Co.	19,000	648,090

Electrical Equipment 2.2%
Emerson Electric Co.	20,300	657,720

Energy Equipment & Services 2.9%
Transocean Ltd.*	11,333	841,928

Food & Staples Retailing 6.2%
CVS Caremark Corp.	30,680	977,771
Wal-Mart Stores, Inc.	17,820	863,201

		1,840,972

Health Care Equipment & Supplies 7.5%
Baxter International, Inc.	23,060	1,221,258
St. Jude Medical, Inc.*	24,000	986,400

		2,207,658

Hotels, Restaurants & Leisure 8.0%
Darden Restaurants, Inc.	26,300	867,374
Starwood Hotels & Resorts Worldwide, Inc.	31,500	699,300
WMS Industries, Inc.*	25,500	803,505

		2,370,179

Information Technology Services 2.8%
Visa, Inc., Class A	13,040	811,870

Internet Software & Services 2.5%
Google, Inc., Class A*	1,740	733,567

Machinery 4.4%
Deere & Co.	13,300	531,335
Joy Global, Inc.	21,250	759,050

		1,290,385

Oil, Gas & Consumable Fuels 8.4%
Apache Corp.	12,060	870,129
Hess Corp.	16,200	870,750
Range Resources Corp.	17,500	724,675

		2,465,554

Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	40,900	830,679

Road & Rail 2.0%
Union Pacific Corp.	11,500	598,690

Semiconductors & Semiconductor Equipment 5.5%
Marvell Technology Group Ltd.*	70,600	821,784
Silicon Laboratories, Inc.*	21,400	811,916

		1,633,700

Software 7.1%
McAfee, Inc.*	21,500	907,085
Oracle Corp.	54,630	1,170,175

		2,077,260

Specialty Retail 6.4%
Aeropostale, Inc.*	27,750	950,992
Lowe’s Cos., Inc.	48,400	939,444

		1,890,436

Total Common Stocks (cost $26,655,319)		28,627,295

Repurchase Agreements 2.0%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $392,752, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $400,606	$392,751	$392,751

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT U.S. Growth Leaders Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Market Value

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $192,275, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $196,121	$192,275	$192,275

Total Repurchase Agreements (cost $585,026)		585,026

Total Investments (cost $27,240,345) (a) — 99.1%		29,212,321

Other assets in excess of liabilities — 0.9%		264,198

NET ASSETS — 100.0%		$29,476,519

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd	Limited

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT U.S. Growth
Leaders Fund

Assets:
Investments, at value (cost $26,655,319)	$28,627,295
Repurchase agreements, at value and cost	585,026

Total Investments	29,212,321

Interest and dividends receivable	18,461
Receivable for capital shares issued	127,152
Receivable for investments sold	371,146
Prepaid expenses and other assets	444

Total Assets	29,729,524

Liabilities:
Payable for investments purchased	178,805
Payable for capital shares redeemed	6,172
Accrued expenses and other payables:
Investment advisory fees	55,410
Fund administration fees	1,145
Distribution fees	2,715
Administrative services fees	3,952
Custodian fees	1,139
Trustee fees	36
Compliance program costs (Note 3)	610
Professional fees	1,556
Printing fees	508
Other	957

Total Liabilities	253,005

Net Assets	$29,476,519

Represented by:
Capital	$47,236,613
Accumulated net investment loss	(11,876)
Accumulated net realized losses from investment transactions	(19,720,194)
Net unrealized appreciation/(depreciation) from investments	1,971,976

Net Assets	$29,476,519

Net Assets:
Class I Shares	$6,381,065
Class II Shares	13,201,839
Class III Shares	9,893,615

Total	$29,476,519

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	999,705
Class II Shares	2,097,918
Class III Shares	1,538,487

Total	4,636,110

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.38
Class II Shares	$6.29
Class III Shares	$6.43

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT U.S. Growth
Leaders Fund

INVESTMENT INCOME:
Interest income	$196
Dividend income	151,959

Total Income	152,155

EXPENSES:
Investment advisory fees	97,621
Fund administration fees	7,031
Distribution fees Class II Shares	15,976
Administrative services fees Class I Shares	4,733
Administrative services fees Class II Shares	9,587
Administrative services fees Class III Shares	7,284
Custodian fees	1,711
Trustee fees	563
Compliance program costs (Note 3)	197
Professional fees	2,863
Printing fees	13,862
Other	2,605

Total expenses before earnings credit	164,033
Earnings credit (Note 5)	(2)

Net Expenses	164,031

NET INVESTMENT LOSS	(11,876)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(3,500,204)
Net change in unrealized appreciation/(depreciation) from investments	5,513,456

Net realized/unrealized gains from investments	2,013,252

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,001,376

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT U.S. Growth Leaders Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment loss	$(11,876)	$(154,755)
Net realized losses from investment	(3,500,204)	(15,988,486)
Net change in unrealized appreciation/(depreciation) from investments	5,513,456	(8,432,128)

Change in net assets resulting from operations	2,001,376	(24,575,369)

Distributions to Shareholders From:
Net realized gains:
Class I	–	(2,252,575)
Class II	–	(3,863,225)
Class III	–	(3,609,380)

Change in net assets from shareholder distributions	–	(9,725,180)

Change in net assets from capital transactions	(3,378,788)	1,592,360

Change in net assets	(1,377,412)	(32,708,189)

Net Assets:
Beginning of period	30,853,931	63,562,120

End of period	$29,476,519	$30,853,931

Accumulated net investment income (loss) at end of period	$(11,876)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$544,753	$2,652,957
Dividends reinvested	–	2,252,575
Cost of shares redeemed	(2,034,870)	(4,383,426)

Total Class I	(1,490,117)	522,106

Class II Shares
Proceeds from shares issued	1,747,603	3,529,481
Dividends reinvested	–	3,863,225
Cost of shares redeemed	(2,373,752)	(4,421,297)

Total Class II	(626,149)	2,971,409

Class III Shares
Proceeds from shares issued	572,905	5,954,652
Dividends reinvested	–	3,609,380
Cost of shares redeemed (a)	(1,835,427)	(11,465,187)

Total Class III	(1,262,522)	(1,901,155)

Change in net assets from capital transactions	$(3,378,788)	$1,592,360

SHARE TRANSACTIONS:
Class I Shares
Issued	91,613	271,234
Reinvested	–	281,924
Redeemed	(342,846)	(456,145)

Total Class I Shares	(251,233)	97,013

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT U.S. Growth Leaders Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	319,034	372,036
Reinvested	–	489,636
Redeemed	(401,433)	(494,962)

Total Class II Shares	(82,399)	366,710

Class III Shares
Issued	95,005	509,844
Reinvested	–	448,370
Redeemed	(316,717)	(1,157,071)

Total Class III Shares	(221,712)	(198,857)

Total change in shares	(555,344)	264,866

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT U.S. Growth Leaders Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of Net		Ratio of
			and												Investment		Expenses
	Net Asset	Net	Unrealized										Ratio of		Income		(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset			Net Assets	Expenses		(Loss)		Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Return	Total	Value, End	Total		at End of	to Average		to Average		to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	of capital	Distributions	of Period	Return (a)		Period	Net Assets (b)		Net Assets (b)		Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$5.96	–	0.42	0.42	–	–	–	–	$6.38	7.05%		$6,381,065	1.03%		0.03%		1.03%	127.61%
Year Ended December 31, 2008	$12.91	(0.02)	(4.76)	(4.78)	–	(2.17)	–	(2.17)	$5.96	(41.29%)		$7,455,473	1.19%		(0.21%)		1.19%	353.64%
Year Ended December 31, 2007	$10.53	(0.05)	2.43	2.38	–	–	–	–	$12.91	22.49%		$14,894,268	1.17%		(0.46%)		1.17%	344.07%
Year Ended December 31, 2006	$10.80	0.02	(0.08)	(0.06)	(0.02)	(0.18)	(0.01)	(0.21)	$10.53	(0	.29%) (e)	$11,509,519	1	.21%(d)	0	.26%(f)	1.21%	382.64%
Year Ended December 31, 2005	$11.56	(0.02)	1.32	1.30	–	(2.06)	–	(2.06)	$10.80	11.96%		$10,782,769	1.17%		(0.39%)		1.17%	447.55%
Year Ended December 31, 2004	$10.74	(0.08)	1.36	1.28	–	(0.46)	–	(0.46)	$11.56	12.41%		$6,369,160	1.29%		(0.77%)		1.29%	520.00%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$5.88	(0.01)	0.42	0.41	–	–	–	–	$6.29	6.97%		$13,201,839	1.28%		(0.22%)		1.28%	127.61%
Year Ended December 31, 2008	$12.81	(0.04)	(4.72)	(4.76)	–	(2.17)	–	(2.17)	$5.88	(41.47%)		$12,828,414	1.43%		(0.45%)		1.43%	353.64%
Year Ended December 31, 2007	$10.49	(0.08)	2.40	2.32	–	–	–	–	$12.81	22.12%		$23,228,622	1.43%		(0.72%)		1.43%	344.07%
Year Ended December 31, 2006	$10.76	–	(0.07)	(0.07)	(0.01)	(0.18)	(0.01)	(0.20)	$10.49	(0	.50%) (e)	$19,776,880	1	.46%(d)	0	.02%(f)	1.46%	382.64%
Year Ended December 31, 2005	$11.55	(0.04)	1.31	1.27	–	(2.06)	–	(2.06)	$10.76	11.70%		$19,067,278	1.41%		(0.63%)		1.41%	447.55%
Year Ended December 31, 2004	$10.76	(0.08)	1.33	1.25	–	(0.46)	–	(0.46)	$11.55	12.10%		$10,593,140	1.53%		(1.03%)		1.53%	520.00%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.01	–	0.42	0.42	–	–	–	–	$6.43	6.99%		$9,893,615	1.02%		0.03%		1.02%	127.61%
Year Ended December 31, 2008	$12.99	(0.03)	(4.78)	(4.81)	–	(2.17)	–	(2.17)	$6.01	(41.26%)		$10,570,044	1.21%		(0.23%)		1.21%	353.64%
Year Ended December 31, 2007	$10.61	(0.06)	2.44	2.38	–	–	–	–	$12.99	22.43%		$25,439,230	1.16%		(0.45%)		1.16%	344.07%
Year Ended December 31, 2006	$10.86	0.04	(0.08)	(0.04)	(0.02)	(0.18)	(0.01)	(0.21)	$10.61	(0	.29%) (e)	$29,193,807	1	.20%(d)	0	.31%(f)	1.20%	382.64%
Year Ended December 31, 2005	$11.62	(0.03)	1.33	1.30	–	(2.06)	–	(2.06)	$10.86	11.99%		$37,555,596	1.17%		(0.38%)		1.17%	447.55%
Year Ended December 31, 2004	$10.79	(0.11)	1.40	1.29	–	(0.46)	–	(0.46)	$11.62	12.45%		$33,157,914	1.29%		(0.77%)		1.29%	520.00%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Includes reimbursement from the Investment Adviser which increased the total return by 0.66%.
(f)	Excludes reimbursement from the Investment Adviser.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT U.S. Growth Leaders Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$28,627,295	$—	$—	$28,627,295

Repurchase Agreements	—	585,026	—	585,026

Total	$28,627,295	$585,026	$—	$29,212,321

Amount designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the

14 Semiannual Report 2009

judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through	Effective
Fee Schedule	April 30, 2009	May 1, 2009

Up to $500 million	0.90%	0.68%

$500 million up to $2 billion	0.80%	0.62%

$2 billion and more	0.75%	0.59%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Prior to May 1, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI Emerging Markets Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.67%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

16 Semiannual Report 2009

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $52,580 for the six months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.93% (1.15% until April 30, 2009) for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of June 30, 2009, the Fund had no potential cumulative reimbursements.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2009, NFS received $53,421 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $197.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $389 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,940 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or

18 Semiannual Report 2009

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $36,182,572 and sales of $39,799,708 (excluding short-term securities).

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$29,538,876	$2,490,510	$(2,817,065)	$(326,555)

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

20 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management (“Aberdeen”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares was in the first, fourth, and second quintiles of its peer group, respectively. The Trustees noted that, for these periods, the Fund also underperformed its benchmark, the S&P 500® Index. In this regard, the Trustees noted that the Fund was under close review as of third quarter 2008. The Trustees considered Aberdeen’s response to the close review questionnaire as well as a performance analysis report that had been prepared by NFA.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the fifth quintile of its peer group. The Trustees also noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee and total expenses for Class II shares would be in the fourth quintile of its peer group, closer to the peer group median. The Trustees also noted that shareholders of the Fund receive the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the breakpoints included in the Fund’s proposed investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officers is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officers is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

Gartmore NVIT Global Utilities Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

13	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GU (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Gartmore NVIT Global Utilities Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Gartmore NVIT Global			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Utilities Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	938.00	4.89	1.02
	Hypothetical	[b]	1,000.00	1,019.61	5.11	1.02

Class II	Actual		1,000.00	937.20	6.05	1.26
	Hypothetical	[b]	1,000.00	1,018.41	6.32	1.26

Class III	Actual		1,000.00	938.30	5.02	1.01
	Hypothetical	[b]	1,000.00	1,024.66	5.09	1.01

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Global Utilities Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	98.4%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries

Diversified Telecommunication Services	39.1%
Electric Utilities	23.7%
Wireless Telecommunication Services	14.7%
Multi-Utility	14.3%
Natural Gas Utility	3.6%
Independent Power Producers & Energy Traders	1.8%
Oil, Gas & Consumable Fuels	1.2%
Other*	1.6%

100.0%

Top Holdings

Telefonica SA	10.0%
France Telecom SA	7.4%
AT&T, Inc.	6.8%
Vodafone Group PLC	6.0%
FPL Group, Inc.	4.6%
Verizon Communications, Inc.	4.5%
Koninklijke KPN NV	4.3%
E.ON AG	4.1%
America Movil SAB de CV, Series L ADR	4.0%
Iberdrola SA	3.6%
Other*	44.7%

100.0%

Top Countries

United States	30.8%
Spain	13.6%
United Kingdom	11.4%
Japan	10.5%
France	10.5%
Germany	6.8%
Netherlands	4.3%
Mexico	4.0%
Singapore	1.5%
Italy	1.0%
Other*	5.6%

100.0%

*	For purpose of listing top holdings, industries and countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Gartmore NVIT Global Utilities Fund

Common Stocks 98.4%

	Shares	Market Value

AUSTRIA 0.8% (a)
Diversified Telecommunication Services 0.8%
Telekom Austria AG	11,360	$177,828

BELGIUM 0.9% (a)
Electric Utility 0.4%
Elia System Operator SA/NV	2,560	93,452

Wireless Telecommunication Services 0.5%
Mobistar SA	1,660	102,485

		195,937

FRANCE 10.5% (a)
Diversified Telecommunication Services 7.4%
France Telecom SA	73,410	1,670,160

Multi-Utility 3.1%
GDF Suez	19,043	712,744

		2,382,904

GERMANY 6.8% (a)
Electric Utility 4.1%
E.ON AG	25,880	918,949

Multi-Utility 2.7%
RWE AG	7,780	615,756

		1,534,705

GREECE 0.5% (a)
Diversified Telecommunication Services 0.5%
Hellenic Telecommunications Organization SA	7,971	121,881

HONG KONG 0.3% (a)
Electric Utility 0.3%
CLP Holdings Ltd.	11,000	72,890

ITALY 1.0% (a)
Diversified Telecommunication Services 0.7%
Telecom Italia SpA	43,850	60,791
Telecom Italia SpA — RSP	108,040	106,420

		167,211

Natural Gas Utility 0.3%
Snam Rete Gas SpA	13,875	60,943

		228,154

JAPAN 10.5% (a)
Diversified Telecommunication Services 1.8%
Nippon Telegraph & Telephone Corp.	10,300	419,537

Electric Utilities 3.7%
Chubu Electric Power Co., Inc.	7,600	175,540
Kansai Electric Power Co., Inc. (The)	7,500	165,464
Kyushu Electric Power Co., Inc.	5,700	122,692
Tohoku Electric Power Co., Inc.	5,200	108,641
Tokyo Electric Power Co., Inc. (The)	10,100	259,725

		832,062

Natural Gas Utility 0.8%
Osaka Gas Co. Ltd.	31,000	98,828
Tokyo Gas Co. Ltd.	24,000	85,752

		184,580

Wireless Telecommunication Services 4.2%
KDDI Corp.	83	440,470
NTT DoCoMo, Inc.	350	512,003

		952,473

		2,388,652

MEXICO 4.0%
Wireless Telecommunication Services 4.0%
America Movil SAB de CV, Series L ADR	23,770	920,374

NETHERLANDS 4.3% (a)
Diversified Telecommunication Services 4.3%
Koninklijke KPN NV	71,600	987,809

NORWAY 0.8% (a)
Diversified Telecommunication Services 0.8%
Telenor ASA*	23,220	179,254

PORTUGAL 0.7% (a)
Electric Utility 0.7%
Energias de Portugal SA	42,370	166,422

SINGAPORE 1.5% (a)
Diversified Telecommunication Services 1.5%
Singapore Telecommunications Ltd.	160,000	330,172

SPAIN 13.6% (a)
Diversified Telecommunication Services 10.0%
Telefonica SA	100,000	2,270,713

Electric Utility 3.6%
Iberdrola SA	102,020	831,840

		3,102,553

UNITED KINGDOM 11.4% (a)
Diversified Telecommunication Services 0.0%
BT Group PLC	5,470	9,164

Electric Utility 0.6%
Scottish & Southern Energy PLC	7,170	134,883

Multi-Utility 4.8%
Centrica PLC	84,610	311,078
National Grid PLC	67,820	611,917
United Utilities Group PLC	20,066	164,523

		1,087,518

Wireless Telecommunication Services 6.0%
Vodafone Group PLC	697,400	1,356,244

		2,587,809

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Gartmore NVIT Global Utilities Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES 30.8%
Diversified Telecommunication Services 11.3%
AT&T, Inc.	62,450	$1,551,258
Verizon Communications, Inc.	33,250	1,021,772

		2,573,030

Electric Utilities 10.3%
Duke Energy Corp.	14,560	212,431
Edison International	1,100	34,606
Entergy Corp.	3,290	255,041
Exelon Corp.	3,640	186,404
FirstEnergy Corp.	4,330	167,788
FPL Group, Inc.	18,156	1,032,350
PPL Corp.	8,950	294,992
Progress Energy, Inc.	4,180	158,129

		2,341,741

Independent Power Producers & Energy Traders 1.8%
Constellation Energy Group, Inc.	9,370	249,055
NRG Energy, Inc.*	6,420	166,663

		415,718

Multi-Utility 3.7%
CenterPoint Energy, Inc.	16,140	178,831
PG&E Corp.	6,350	244,094
Sempra Energy	8,430	418,381

		841,306

Natural Gas Utility 2.5%
EQT Corp.	6,000	209,460
Questar Corp.	11,580	360,254

		569,714

Oil, Gas & Consumable Fuels 1.2%
El Paso Corp.	5,880	54,272
Williams Cos., Inc. (The)	13,100	204,491

		258,763

		7,000,272

Total Common Stocks (cost $29,930,548)		22,377,616

Repurchase Agreements 1.1%

	Principal Amount	Market Value

UNITED STATES 1.1%
CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $162,563, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $165,814	$162,563	$162,563
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $79,585, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $81,176	79,584	79,584

Total Repurchase Agreements (cost $242,147)		242,147

Total Investments (cost $30,172,695) (b) — 99.5%		22,619,763

Other assets in excess of liabilities — 0.5%		107,094

NET ASSETS — 100.0%		$22,726,857

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Company

RSP	Savings Shares

SA	Stock Company

SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Gartmore NVIT
Global Utilities
Fund

Assets:
Investments, at value (cost $29,930,548)	$22,377,616
Repurchase agreements, at value and cost	242,147

Total Investments	22,619,763

Foreign currencies, at value (cost $70,060)	70,060
Interest and dividends receivable	121,462
Receivable for capital shares issued	3,869
Reclaims receivable	35,314
Prepaid expenses and other assets	305

Total Assets	22,850,773

Liabilities:
Cash overdraft	69,899
Payable for capital shares redeemed	6,559
Accrued expenses and other payables:
Investment advisory fees	33,360
Fund administration fees	877
Distribution fees	71
Administrative services fees	5,459
Custodian fees	702
Trustee fees	88
Compliance program costs (Note 3)	637
Professional fees	1,672
Printing fees	3,961
Other	631

Total Liabilities	123,916

Net Assets	$22,726,857

Represented by:
Capital	$35,220,535
Accumulated undistributed net investment income	279,805
Accumulated net realized losses from investment transactions and foreign currency transactions	(5,222,778)
Net unrealized appreciation/(depreciation) from investments	(7,552,932)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,227

Net Assets	$22,726,857

Net Assets:
Class I Shares	$4,337,077
Class II Shares	348,335
Class III Shares	18,041,445

Total	$22,726,857

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	603,037
Class II Shares	48,223
Class III Shares	2,499,869

Total	3,151,129

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.19
Class II Shares	$7.22
Class III Shares	$7.22

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Gartmore NVIT
Global Utilities
Fund

INVESTMENT INCOME:
Interest income	$329
Dividend income	797,878
Foreign tax withholding	(62,660)

Total Income	735,547

EXPENSES:
Investment advisory fees	77,072
Fund administration fees	5,993
Distribution fees Class II Shares	428
Administrative services fees Class I Shares	3,509
Administrative services fees Class II Shares	257
Administrative services fees Class III Shares	14,949
Custodian fees	836
Trustee fees	593
Compliance program costs (Note 3)	218
Professional fees	2,887
Printing fees	10,404
Other	7,830

Total expenses before earnings credit and expenses reimbursed	124,976
Earnings credit (Note 5)	(2)
Expenses reimbursed by adviser	(403)

Net Expenses	124,571

NET INVESTMENT INCOME	610,976

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(3,695,033)
Net realized losses from foreign currency transactions	(18,764)

Net realized losses from investment transactions and foreign currency transactions	(3,713,797)

Net change in unrealized appreciation/(depreciation) from investments	719,846
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	2,609

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	722,455

Net realized/unrealized losses from investments and foreign currency translations	(2,991,342)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,380,366)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	Gartmore NVIT Global Utilities Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$610,976	$1,316,354
Net realized losses from investment and foreign currency	(3,713,797)	(924,027)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	722,455	(19,439,664)

Change in net assets resulting from operations	(2,380,366)	(19,047,337)

Distributions to Shareholders From:
Net investment income:
Class I	(62,794)	(228,760)
Class II	(4,648)	(17,103)
Class III	(263,729)	(1,102,219)
Net realized gains:
Class I	–	(96,275)
Class II	–	(7,334)
Class III	–	(475,949)
Tax return of capital:
Class I	–	(10,412)
Class II	–	(768)
Class III	–	(53,740)

Change in net assets from shareholder distributions	(331,171)	(1,992,560)

Change in net assets from capital transactions	(7,088,366)	(14,246,857)

Change in net assets	(9,799,903)	(35,286,754)

Net Assets:
Beginning of period	32,526,760	67,813,514

End of period	$22,726,857	$32,526,760

Accumulated undistributed net investment income at end of period	$279,805	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,917,594	$2,170,376
Dividends reinvested	62,794	335,447
Cost of shares redeemed	(3,385,873)	(4,889,276)

Total Class I	(405,485)	(2,383,453)

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	4,648	25,205
Cost of shares redeemed	(28,411)	(278,724)

Total Class II	(23,763)	(253,519)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT Global Utilities Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class III Shares
Proceeds from shares issued	$460,103	$13,543,377
Dividends reinvested	263,729	1,631,908
Cost of shares redeemed (a)	(7,382,950)	(26,785,170)

Total Class III	(6,659,118)	(11,609,885)

Change in net assets from capital transactions	$(7,088,366)	$(14,246,857)

SHARE TRANSACTIONS:
Class I Shares
Issued	399,451	212,928
Reinvested	9,023	38,893
Redeemed	(476,284)	(495,324)

Total Class I Shares	(67,810)	(243,503)

Class II Shares
Issued	–	–
Reinvested	665	2,898
Redeemed	(4,219)	(28,485)

Total Class II Shares	(3,554)	(25,587)

Class III Shares
Issued	66,599	1,343,811
Reinvested	37,793	189,385
Redeemed	(1,051,146)	(2,610,874)

Total Class III Shares	(946,754)	(1,077,678)

Total change in shares	(1,018,118)	(1,346,768)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Gartmore NVIT Global Utilities Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	of capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (d)	$7.78	0.17	(0.66)	(0.49)	(0.10)	–	–	(0.10)	–	$7.19	(6.20%)	$4,337,077	1.02%	4.81%	1.02%		29.10%
Year Ended December 31, 2008 (d)	$12.26	0.29	(4.31)	(4.02)	(0.31)	(0.14)	(0.02)	(0.47)	0.01	$7.78	(32.94%)	$5,216,930	0.97%	2.86%	0	.97%(e)	31.14%
Year Ended December 31, 2007	$12.83	0.46	2.13	2.59	(0.35)	(2.81)	–	(3.16)	–	$12.26	20.43%	$11,206,710	0.99%	3.14%	0	.99%(e)	84.66%
Year Ended December 31, 2006	$10.13	0.32	3.44	3.76	(0.30)	(0.76)	–	(1.06)	–	$12.83	37.56%	$8,488,691	1.03%	2.87%	1	.03%(e)	83.69%
Year Ended December 31, 2005	$11.26	0.22	0.48	0.70	(0.24)	(1.59)	–	(1.83)	–	$10.13	6.39%	$4,602,293	1.12%	1.92%	1	.12%(e)	234.81%
Year Ended December 31, 2004	$9.16	0.13	2.60	2.73	(0.13)	(0.50)	–	(0.63)	–	$11.26	29.97%	$4,679,000	1.08%	1.78%	1	.08%(e)	358.63%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (d)	$7.81	0.17	(0.66)	(0.49)	(0.10)	–	–	(0.10)	–	$7.22	(6.28%)	$348,335	1.26%	4.98%	1.26%		29.10%
Year Ended December 31, 2008 (d)	$12.31	0.28	(4.35)	(4.07)	(0.29)	(0.14)	(0.01)	(0.44)	0.01	$7.81	(33.17%)	$404,557	1.22%	2.72%	1	.22%(e)	31.14%
Year Ended December 31, 2007	$12.87	0.30	2.26	2.56	(0.31)	(2.81)	–	(3.12)	–	$12.31	20.06%	$952,126	1.25%	2.02%	1	.25%(e)	84.66%
Year Ended December 31, 2006	$10.16	0.32	3.42	3.74	(0.27)	(0.76)	–	(1.03)	–	$12.87	37.33%	$1,052,915	1.28%	2.70%	1	.28%(e)	83.69%
Year Ended December 31, 2005	$11.28	0.20	0.48	0.68	(0.21)	(1.59)	–	(1.80)	–	$10.16	6.19%	$901,990	1.37%	1.68%	1	.37%(e)	234.81%
Year Ended December 31, 2004	$9.18	0.18	2.53	2.71	(0.11)	(0.50)	–	(0.61)	–	$11.28	29.56%	$1,068,511	1.33%	1.58%	1	.38%(e)	358.63%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited) (d)	$7.81	0.17	(0.66)	(0.49)	(0.10)	–	–	(0.10)	–	$7.22	(6.17%)	$18,041,445	1.01%	5.03%	1.01%		29.10%
Year Ended December 31, 2008 (d)	$12.30	0.29	(4.32)	(4.03)	(0.31)	(0.14)	(0.02)	(0.47)	0.01	$7.81	(32.90%)	$26,905,273	0.94%	2.82%	0	.94%(e)	31.14%

Amounts designated as “–” are zero or have been rounded to zero. (a)	Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) Per share calculations were performed using average shares method.
(e) There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Gartmore NVIT Global Utilities Fund (Continued)

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	of capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (c)
Year Ended December 31, 2007	$12.87	0.35	2.24	2.59	(0.35)	(2.81)	–	(3.16)	–	$12.30	20.39%	$55,654,678	0.99%	2.37%	0	.99%(e)	84.66%
Year Ended December 31, 2006	$10.16	0.30	3.47	3.77	(0.30)	(0.76)	–	(1.06)	–	$12.87	37.59%	$59,565,295	1.01%	2.80%	1	.01%(e)	83.69%
Year Ended December 31, 2005	$11.28	0.22	0.49	0.71	(0.24)	(1.59)	–	(1.83)	–	$10.16	6.48%	$33,910,828	1.10%	1.96%	1	.10%(e)	234.81%
Year Ended December 31, 2004	$9.18	0.14	2.60	2.74	(0.14)	(0.50)	–	(0.64)	–	$11.28	29.95%	$31,477,949	1.05%	1.73%	1	.05%(e)	358.63%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore NVIT Global Utilities Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$7,920,646	$14,456,970	$—	$22,377,616

Repurchase Agreements	—	242,147	—	242,147

Total	$7,920,646	$14,699,117	$—	$22,619,763

Amounts designated as “—” are zero.

14 Semiannual Report 2009

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore

16 Semiannual Report 2009

Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through	Effective
Fee Schedule	April 30, 2009	May 1, 2009

Up to $500 million	0.70%	0.60%

$500 million up to $2 billion	0.65%	0.55%

$2 billion and more	0.60%	0.50%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Prior to May 1, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was a blended index consisting of 60% of the MSCI World Telecommunication Services Index and 40% of the MSCI World Utilities Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.62%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Changes in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage point	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $41,225 for the six months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.85% for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were $403.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

18 Semiannual Report 2009

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2009, NFS received $39,974 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $218.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $1,338 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $39,576 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $7,057,429 and sales of $12,302,747 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim

20 Semiannual Report 2009

and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$31,102,213	$86,071	$(8,568,521)	$(8,482,450)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement included: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 21

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

22 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Gartmore Global Partners, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2008, the Fund’s performance for Class III shares was in the fifth quintile of its peer group, but above the performance of the Fund’s benchmark, which is a 60%/40% blend of the MSCI World Telecommunications Services Index and the MSCI World Utilities Index. With respect to the three- and five-year periods ended September 30, 2008, the Trustees noted that the Fund’s performance for Class III shares was in the second quintile of its peer group and the Fund outperformed the benchmark. The Trustees noted that recent asset and market fluctuations had affected the Fund’s short-term performance.

The Trustees noted that the Fund’s contractual advisory fee for Class III shares was in the third quintile of its peer group, at the median, while the Fund’s actual advisory fee for Class III shares was in the third quintile of its peer group, slightly below the median. The Trustees also noted that the Fund’s total expenses were in the second quintile of its peer group. The Trustees noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee and total expenses for Class III shares would be in the first and second quintiles of its peer group, respectively. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative services fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 23

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

24 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

26 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 27

NVIT Global Financial Services Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GFS (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Global Financial Services Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Global Financial			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Services Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,068.90	7.44	1.45
	Hypothetical	[b]	1,000.00	1,017.47	7.28	1.45

Class II	Actual		1,000.00	1,067.90	8.77	1.71
	Hypothetical	[b]	1,000.00	1,016.18	8.58	1.71

Class III	Actual		1,000.00	1,068.90	7.44	1.45
	Hypothetical	[b]	1,000.00	1,017.47	7.28	1.45

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Global Financial Services Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	94.8%
Repurchase Agreements	2.7%
Other assets in excess of liabilities	2.5%

100.0%

Top Industries

Commercial Banks	30.3%
Insurance	27.2%
Capital Markets	11.2%
Diversified Financial Services	9.0%
Real Estate Management & Development	7.9%
Information Technology Services	5.0%
Consumer Finance	2.2%
Real Estate Investment Trusts	1.5%
Software	0.5%
Other*	5.2%

100.0%

Top Holdings

BNP Paribas	5.2%
Standard Chartered PLC	4.6%
JPMorgan Chase & Co.	4.5%
Vienna Insurance Group	4.2%
Royal Bank of Canada	4.1%
Sun Hung Kai Properties Ltd.	3.6%
State Street Corp.	3.4%
Goldman Sachs Group, Inc. (The)	3.3%
Mitsubishi Estate Co. Ltd.	3.2%
QBE Insurance Group Ltd.	3.2%
Other*	60.7%

100.0%

Top Countries

United States	41.3%
France	8.2%
United Kingdom	7.3%
Japan	5.3%
Austria	4.2%
Canada	4.1%
Switzerland	4.0%
Brazil	4.0%
Hong Kong	3.6%
Australia	3.2%
Other*	14.8%

100.0%

*	For purpose of listing top holdings, industries and countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Global Financial Services Fund

Common Stocks 94.8%

	Shares	Market Value

AUSTRALIA 3.2% (a)
Insurance 3.2%
QBE Insurance Group Ltd.	28,290	$452,586

AUSTRIA 4.2% (a)
Insurance 4.2%
Vienna Insurance Group	13,775	600,421

BERMUDA 1.9%
Insurance 1.9%
Aspen Insurance Holdings Ltd.	12,500	279,250

BRAZIL 4.0%
Diversified Financial Services 2.9%
BM&F Bovespa SA	69,801	416,839

Information Technology Services 1.1%
Cia Brasileira de Meios de Pagamento*	17,900	153,948

		570,787

CANADA 4.1%
Commercial Banks 4.1%
Royal Bank of Canada	14,439	590,647

FRANCE 8.2% (a)
Commercial Banks 5.2%
BNP Paribas	11,294	736,429

Insurance 3.0%
AXA SA	22,957	434,458

		1,170,887

GREECE 1.7% (a)
Commercial Banks 1.7%
National Bank of Greece SA*	8,766	243,153

HONG KONG 3.6% (a)
Real Estate Management & Development 3.6%
Sun Hung Kai Properties Ltd.	42,000	521,565

ITALY 1.6% (a)
Commercial Banks 1.6%
Intesa Sanpaolo SpA*	68,875	222,547

JAPAN 5.3% (a)
Commercial Banks 2.1%
Bank of Yokohama Ltd. (The)	56,000	299,791

Real Estate Management & Development 3.2%
Mitsubishi Estate Co. Ltd.	27,880	462,927

		762,718

SINGAPORE 2.1% (a)
Commercial Banks 2.1%
United Overseas Bank Ltd.	30,000	302,786

SPAIN 2.3% (a)
Commercial Banks 2.3%
Banco Bilbao Vizcaya Argentaria SA	25,600	322,307

SWITZERLAND 4.0% (a)
Capital Markets 0.9%
Bank Sarasin & Cie AG*	4,300	134,138

Insurance 3.1%
Zurich Financial Services AG	2,500	441,985

		576,123

UNITED KINGDOM 7.3% (a)
Commercial Banks 4.6%
Standard Chartered PLC	35,063	659,214

Insurance 2.7%
Aviva PLC	67,624	380,704

		1,039,918

UNITED STATES 41.3%
Capital Markets 10.3%
Charles Schwab Corp. (The)	21,390	375,181
Goldman Sachs Group, Inc. (The)	3,230	476,231
Invesco Ltd.	8,355	148,886
State Street Corp.	10,130	478,136

		1,478,434

Commercial Banks 6.6%
Bank of the Ozarks, Inc.	9,000	194,670
CapitalSource, Inc.	34,185	166,823
TCF Financial Corp.	12,190	162,980
Wells Fargo & Co.	8,850	214,701
Western Alliance Bancorp*	20,251	138,517
Wintrust Financial Corp.	4,100	65,928

		943,619

Consumer Finance 2.2%
Capital One Financial Corp.	14,180	310,258

Diversified Financial Services 6.1%
IntercontinentalExchange, Inc.*	1,960	223,910
JPMorgan Chase & Co.	19,050	649,796

		873,706

Information Technology Services 3.9%
Alliance Data Systems Corp.*	5,840	240,550
Visa, Inc., Class A	5,160	321,261

		561,811

Insurance 9.1%
Aflac, Inc.	4,730	147,056
Hanover Insurance Group, Inc. (The)	9,700	369,667
HCC Insurance Holdings, Inc.	10,750	258,108
MetLife, Inc.	9,350	280,593
Reinsurance Group of America, Inc.	6,980	243,672

		1,299,096

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Global Financial Services Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Real Estate Investment Trusts 1.5%
Health Care REIT, Inc.	3,590	$122,419
Macerich Co. (The)	5,535	97,471

		219,890

Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc.	4,700	153,831

Software 0.5%
Solera Holdings, Inc.*	2,810	71,374

		5,912,019

Total Common Stocks (cost $13,346,668)		13,567,714

Repurchase Agreements 2.7%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $260,087, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $265,288	$260,086	$260,086
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $127,328, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $129,875	127,328	127,328

Total Repurchase Agreements (cost $387,414)		387,414

Total Investments (cost $13,734,082) (b) — 97.5%		13,955,128

Other assets in excess of liabilities — 2.5%		355,737

NET ASSETS — 100.0%		$14,310,865

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

Ltd	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Global
Financial
Services Fund

Assets:
Investments, at value (cost $13,346,668)	$13,567,714
Repurchase agreements, at value and cost	387,414

Total Investments	13,955,128

Cash	40
Foreign currencies, at value (cost $3)	3
Interest and dividends receivable	1,471
Receivable for capital shares issued	520,031
Reclaims receivable	16,006
Prepaid expenses and other assets	150

Total Assets	14,492,829

Liabilities:
Payable for investments purchased	137,046
Payable for capital shares redeemed	7,506
Accrued expenses and other payables:
Investment advisory fees	26,951
Fund administration fees	542
Distribution fees	132
Administrative services fees	4,432
Custodian fees	677
Professional fees	727
Printing fees	2,957
Other	994

Total Liabilities	181,964

Net Assets	$14,310,865

Represented by:
Capital	$27,130,806
Accumulated undistributed net investment income	148
Accumulated net realized losses from investment transactions and foreign currency transactions	(13,043,107)
Net unrealized appreciation/(depreciation) from investments	221,046
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,972

Net Assets	$14,310,865

Net Assets:
Class I Shares	$3,133,703
Class II Shares	629,505
Class III Shares	10,547,657

Total	$14,310,865

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	516,512
Class II Shares	104,128
Class III Shares	1,737,079

Total	2,357,719

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.07
Class II Shares	$6.05
Class III Shares	$6.07

The accompanying notes are an integral part of these financial Statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Global
Financial
Services Fund

INVESTMENT INCOME:
Interest income	$200
Dividend income	206,240
Foreign tax withholding	(12,706)

Total Income	193,734

EXPENSES:
Investment advisory fees	53,157
Fund administration fees	2,762
Distribution fees Class II Shares	674
Administrative services fees Class I Shares	2,082
Administrative services fees Class II Shares	433
Administrative services fees Class III Shares	6,821
Custodian fees	452
Trustee fees	135
Compliance program costs (Note 3)	87
Professional fees	1,212
Printing fees	8,905
Other	7,327

Total expenses before earnings credit and expenses reimbursed	84,047
Earnings credit (Note 5)	(121)
Expenses reimbursed by adviser	(758)

Net Expenses	83,168

NET INVESTMENT INCOME	110,566

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(4,821,887)
Net realized losses from foreign currency transactions	(368)

Net realized losses from investment transactions and foreign currency transactions	(4,822,255)

Net change in unrealized appreciation/(depreciation) from investments	5,648,442
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	(291)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	964

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	5,649,115

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	826,860

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$937,426

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Global Financial Services Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$110,566	$467,397
Net realized losses from investment and foreign currency	(4,822,255)	(8,009,367)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,649,115	(5,450,200)

Change in net assets resulting from operations	937,426	(12,992,170)

Distributions to Shareholders From:
Net investment income:
Class I	(25,275)	(93,867)
Class II	(4,428)	(16,804)
Class III	(78,913)	(298,015)

Net realized gains:
Tax return of capital:
Class I	–	(654)
Class II	–	(129)
Class III	–	(2,579)

Change in net assets from shareholder distributions	(108,616)	(412,048)

Change in net assets from capital transactions	(95,202)	154,731

Change in net assets	733,608	(13,249,487)

Net Assets:
Beginning of period	13,577,257	26,826,744

End of period	$14,310,865	$13,577,257

Accumulated undistributed net investment income (loss) at end of period	$148	$(1,802)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,444,187	$4,511,453
Dividends reinvested	25,275	94,521
Cost of shares redeemed	(1,271,784)	(5,922,631)

Total Class I	197,678	(1,316,657)

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	4,428	16,933
Cost of shares redeemed	(29,958)	(171,462)

Total Class II	(25,530)	(154,529)

Class III Shares
Proceeds from shares issued	1,925,954	6,710,294
Dividends reinvested	78,913	300,594
Cost of shares redeemed (a)	(2,272,217)	(5,384,971)

Total Class III	(267,350)	1,625,917

Change in net assets from capital transactions	$(95,202)	$154,731

Amounts desinated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Global Financial Services Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS:
Class I Shares
Issued	291,561	523,831
Reinvested	4,712	11,764
Redeemed	(259,352)	(725,009)

Total Class I Shares	36,921	(189,414)

Class II Shares
Issued	–	–
Reinvested	828	2,146
Redeemed	(5,820)	(21,185)

Total Class II Shares	(4,992)	(19,039)

Class III Shares
Issued	360,978	770,921
Reinvested	14,707	38,590
Redeemed	(418,248)	(696,528)

Total Class III Shares	(42,563)	112,983

Total change in shares	(10,634)	(95,470)

Amounts desinated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Global Financial Services Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$5.73	0.05	0.34	0.39	(0.05)	–	–	(0.05)	–	$6.07	6.89%	$3,133,703	1.45%	1.96%	1.46%		50.82%
Year Ended December 31, 2008	$10.89	0.22	(5.23)	(5.01)	(0.16)	–	–	(0.16)	0.01	$5.73	(46.27%)	$2,748,348	1.39%	2.38%	1	.39%(c)	151.76%
Year Ended December 31, 2007	$13.25	0.22	(0.33)	(0.11)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	$10.89	(1.05%)	$7,282,162	1.27%	1.42%	1	.27%(c)	150.87%
Year Ended December 31, 2006	$12.66	0.20	2.34	2.54	(0.26)	(1.69)	–	(1.95)	–	$13.25	20.32%	$8,024,387	1.24%	1.32%	1	.24%(c)	236.59%
Year Ended December 31, 2005	$12.82	0.19	1.18	1.37	(0.25)	(1.28)	–	(1.53)	–	$12.66	11.15%	$5,798,876	1.34%	1.24%	1	.34%(c)	217.57%
Year Ended December 31, 2004	$11.39	0.17	2.19	2.36	(0.17)	(0.77)	–	(0.94)	0.01	$12.82	20.99%	$4,010,539	1.27%	1.19%	1	.27%(c)	127.69%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$5.71	0.04	0.34	0.38	(0.04)	–	–	(0.04)	–	$6.05	6.79%	$629,505	1.71%	1.72%	1.72%		50.82%
Year Ended December 31, 2008	$10.84	0.18	(5.17)	(4.99)	(0.15)	–	–	(0.15)	0.01	$5.71	(46.34%)	$623,085	1.63%	2.01%	1	.63%(c)	151.76%
Year Ended December 31, 2007	$13.21	0.20	(0.36)	(0.16)	(0.16)	(1.82)	(0.24)	(2.22)	0.01	$10.84	(1.41%)	$1,389,817	1.52%	1.21%	1	.52%(c)	150.87%
Year Ended December 31, 2006	$12.62	0.15	2.35	2.50	(0.22)	(1.69)	–	(1.91)	–	$13.21	20.08%	$1,862,644	1.49%	1.08%	1	.49%(c)	236.59%
Year Ended December 31, 2005	$12.80	0.14	1.18	1.32	(0.22)	(1.28)	–	(1.50)	–	$12.62	10.79%	$1,684,515	1.59%	1.08%	1	.59%(c)	217.57%
Year Ended December 31, 2004	$11.37	0.11	2.22	2.33	(0.14)	(0.77)	–	(0.91)	0.01	$12.80	20.76%	$1,879,223	1.52%	1.00%	1	.52%(c)	127.69%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)	$5.73	0.05	0.34	0.39	(0.05)	–	–	(0.05)	–	$6.07	6.89%	$10,547,657	1.45%	1.95%	1.46%		50.82%
Year Ended December 31, 2008	$10.89	0.18	(5.18)	(5.00)	(0.17)	–	–	(0.17)	0.01	$5.73	(46.21%)	$10,205,824	1.32%	2.27%	1	.32%(c)	151.76%
Year Ended December 31, 2007	$13.26	0.24	(0.36)	(0.12)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	$10.89	(1.12%)	$18,154,765	1.24%	1.48%	1	.24%(c)	150.87%
Year Ended December 31, 2006	$12.67	0.19	2.35	2.54	(0.26)	(1.69)	–	(1.95)	–	$13.26	20.34%	$24,111,832	1.20%	1.36%	1	.20%(c)	236.59%
Year Ended December 31, 2005	$12.83	0.20	1.17	1.37	(0.25)	(1.28)	–	(1.53)	–	$12.67	11.17%	$21,359,209	1.29%	1.36%	1	.29%(c)	217.57%
Year Ended December 31, 2004	$11.39	0.14	2.23	2.37	(0.17)	(0.77)	–	(0.94)	0.01	$12.83	21.13%	$19,633,548	1.24%	1.28%	1	.24%(c)	127.69%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Global Financial Services Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$7,352,703	$6,215,011	$—	$13,567,714

Repurchase Agreements	—	387,414	—	387,414

Total	$7,352,703	$6,602,425	$—	$13,955,128

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2009, the Fund did not hold any forward foreign currency contracts.

14 Semiannual Report 2009

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through	Effective
Fee Schedule	April 30, 2009	May 1, 2009

Up to $500 million	0.90%	0.80%

$500 million up to $2 billion	0.85%	0.75%

$2 billion and more	0.80%	0.70%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Prior to May 1, 2009, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI World Financials Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.93%. NFA pays the subadviser a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

16 Semiannual Report 2009

At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect May 1, 2009. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $47,777 for the six months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.05% for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were $758.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2009, NFS received $15,915 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $87.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $1,874 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $13,144 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment

18 Semiannual Report 2009

fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $5,866,047 and sales of $6,654,959 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any,

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$15,275,234	$1,411,906	$(2,732,012)	$(1,320,106)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

20 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares was in the first quintile of its peer universe, and above the performance of the MSCI World Financials Index, the Fund’s benchmark. The Trustees noted that the Fund had an overall five-star Morningstar rating as of September 30, 2008.

The Trustees noted that the Fund’s contractual advisory fee was above the median, and that the Fund’s actual advisory fee and total expenses for Class II shares were in the fifth quintile of its peer universe. The Trustees noted that NFA proposed to eliminate the performance-based fee structure applicable to the Fund, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and would improve the Fund’s peer group rankings. The Trustees noted that, based on such adjusted advisory fee structure, the Fund’s actual advisory fee for Class II shares would be below the median, and that the Fund’s total expenses would be at the median. In this regard, the Trustees noted that, due to the small number of funds in the peer group (i.e., 4 funds), quintile rankings where not available for purposes of comparison. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board
Member of Compete Columbus
(economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal
Financial Officer and Vice
President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior VicePresident and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

Gartmore NVIT Developing Markets Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

24	Supplemental Information

26	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-DMKT (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Gartmore NVIT Developing Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Gartmore NVIT Developing Markets Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class II	Actual		1,000.00	1,247.70	9.25	1.66
	Hypothetical	[b]	1,000.00	1,016.43	8.33	1.66

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Developing Markets Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	88.7%
Repurchase Agreements	10.6%
Equity Linked Notes	6.2%
Preferred Stocks	2.7%
Liabilities in excess of other assets	(8	.2)%

	100.0%

Top Industries

Oil, Gas & Consumable Fuels	17.2%
Commercial Banks	12.5%
Metals & Mining	12.1%
Wireless Telecommunication Services	7.9%
Real Estate Management & Development	5.6%
Semiconductors & Semiconductor Equipment	4.4%
Food & Staples Retailing	3.0%
Automobiles	2.8%
Electronic Equipment & Instruments	2.4%
Electric Utilities	2.3%
Other*	29.8%

100.0%

Top Holdings

Petroleo Brasileiro SA ADR	4.6%
Samsung Electronics Co. Ltd.	3.1%
China Mobile Ltd.	2.8%
Vale SA, Class A,	2.7%
Gazprom OAO	2.4%
China Construction Bank Corp., Class H	2.4%
POSCO	2.0%
Bank of India 0.00%	1.9%
Reliance Industries Ltd.	1.9%
CNOOC Ltd.	1.9%
Other*	74.3%

100.0%

Top Countries

Brazil	14.9%
China	12.2%
Republic of Korea	12.1%
Hong Kong	9.6%
Taiwan	8.5%
India	7.3%
South Africa	6.5%
Russian Federation	6.5%
Mexico	5.5%
Thailand	3.4%
Other*	13.5%

100.0%

*	For purpose of listing top holdings, industries and countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Gartmore NVIT Developing Markets Fund

Corporate Bonds 0.0% (a)(b)(g)

	Principal Amount	Market Value

BRAZIL 0.0%
Basic Materials 0.0%
Companhia Vale do Rio Doce 0.00%, 09/29/49*	$20,000	$0

Common Stocks 88.7%

	Shares	Market Value

BRAZIL 12.2%
Beverages 0.0%
Cia de Bebidas das Americas	4	$258

Commercial Banks 1.2%
Itau Unibanco Banco Multiplo SA ADR	118,577	1,877,074

Diversified Financial Services 1.3%
BM&F Bovespa SA	354,200	2,115,221

Diversified Telecommunication Services 0.9%
Tele Norte Leste Participacoes SA ADR	89,927	1,337,214

Electric Utility 0.5%
CPFL Energia SA ADR	17,400	842,856

Food & Staples Retailing 0.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	32,571	1,252,681

Independent Power Producers & Energy Traders 0.3%
MPX Energia SA	3,500	478,588

Oil, Gas & Consumable Fuels 4.9%
Petroleo Brasileiro SA	22,900	469,291
Petroleo Brasileiro SA ADR	178,694	7,322,880

		7,792,171

Real Estate Management & Development 1.2%
Cyrela Brazil Realty SA	252,400	1,893,773

Transportation Infrastructure 1.1%
Cia de Concessoes Rodoviarias	113,991	1,800,746

		19,390,582

CHINA 12.2% (b)
Commercial Banks 4.6% (c)
Bank of Communications Co. Ltd., Class H	1,421,000	1,580,966
China Construction Bank Corp., Class H	4,878,000	3,758,830
China Merchants Bank Co. Ltd., Class H	856,500	1,943,885

		7,283,681

Communications Equipment 0.5% (c)
Foxconn International Holdings Ltd.*	1,304,000	847,831

Construction & Engineering 0.7% (c)(d)
China Railway Group Ltd., Class H*	1,341,000	1,069,774

Leisure Equipment & Products 1.0% (c)
Li Ning Co. Ltd.	540,500	1,586,082

Marine 0.7%
China Shipping Development Co. Ltd., Class H	842,000	1,076,874

Metals & Mining 1.6%
Aluminum Corp. of China Ltd., Class H (c)	1,046,000	978,923
China Zhongwang Holdings Ltd.*	1,075,600	1,476,733

		2,455,656

Oil, Gas & Consumable Fuels 1.9%
China Coal Energy Co., Class H	1,185,000	1,389,656
China Petroleum & Chemical Corp., Class H	44,000	33,315
PetroChina Co. Ltd., Class H (c)	1,479,800	1,635,322

		3,058,293

Real Estate Management & Development 1.2% (c)
Sino-Ocean Land Holdings Ltd.	1,681,328	1,909,233

		19,287,424

CZECH REPUBLIC 0.9% (b)
Electric Utility 0.9%
CEZ AS	32,510	1,454,386

EGYPT 1.3% (b)
Commercial Banks 0.3%
Commercial International Bank	48,538	423,500

		423,500

Diversified Telecommunication Services 1.0%
Telecom Egypt GDR	113,887	1,617,195

		1,617,195

		2,040,695

HONG KONG 9.6% (b)
Automobiles 0.9%
Denway Motors Ltd.	3,448,000	1,372,303

Electronic Equipment & Instruments 1.0% (c)
Kingboard Chemical Holdings Ltd.	647,000	1,586,251

Independent Power Producers & Energy Traders 1.1% (c)
China Resources Power Holdings Co.	752,000	1,663,308

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Gartmore NVIT Developing Markets Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

HONG KONG (continued)

Marine 0.7%
Pacific Basin Shipping Ltd.	1,874,000	$1,186,530

Oil, Gas & Consumable Fuels 1.9%
CNOOC Ltd.	2,406,000	2,963,932

Real Estate Management & Development 0.6%
SRE Group Ltd.*	7,246,000	919,666

Specialty Retail 0.6%
Esprit Holdings Ltd.	174,700	970,634

Wireless Telecommunication Services 2.8%
China Mobile Ltd.	448,800	4,493,711

		15,156,335

HUNGARY 1.0% (b)
Commercial Banks 1.0%
OTP Bank PLC*	86,200	1,560,805

INDIA 1.1% (b)
Real Estate Management & Development 1.1%
DLF Ltd.	180,200	1,164,405
Indiabulls Real Estate Ltd.	160,000	652,800

		1,817,205

INDONESIA 0.9% (b)
Commercial Banks 0.9%
Bank Central Asia Tbk PT	3,970,500	1,361,938

ISRAEL 0.8% (b)
Chemicals 0.8%
Israel Chemicals Ltd.	126,808	1,244,916

KAZAKHSTAN 1.7% (b)
Oil, Gas & Consumable Fuels 1.7%
KazMunaiGas Exploration Production GDR	142,400	2,709,168

LUXEMBOURG 0.3% (b)
Metals & Mining 0.3%
Evraz Group SA GDR	24,000	456,000

MALAYSIA 1.2% (b)
Commercial Banks 0.5%
Bumiputra-Commerce Holdings Bhd.	319,800	821,525

Wireless Telecommunication Services 0.7%
Axiata Group Berhad*	1,608,000	1,082,635

		1,904,160

MEXICO 5.5%
Food & Staples Retailing 1.2% (c)
Wal-Mart de Mexico SAB de CV, Series V	667,404	1,979,276

Household Durables 0.8% (c)
Urbi Desarrollos Urbanos SA de CV*	849,255	1,289,926

Metals & Mining 1.7%
Grupo Mexico SAB de CV, Series B	1,380,314	1,510,562
Industrias CH SAB de CV, Series B*	368,801	1,138,823

		2,649,385

Wireless Telecommunication Services 1.8%
America Movil SAB de CV, Series L ADR	73,297	2,838,060

		8,756,647

MOROCCO 0.6% (b)
Real Estate Management & Development 0.6%
Compagnie Generale Immobiliere*	3,885	967,239

NETHERLANDS 0.1% (b)
Metals & Mining 0.1%
New World Resources NV, Class A	32,014	149,490

PERU 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	12,600	733,320

PHILIPPINES 0.5% (b)
Real Estate Management & Development 0.5%
Megaworld Corp.	38,800,300	785,540

REPUBLIC OF KOREA 12.1%
Automobiles 1.5% (b)
Hyundai Motor Co.	41,566	2,404,401

Capital Markets 0.4% (b)
Samsung Securities Co. Ltd.	13,200	697,493

Commercial Banks 1.0%
KB Financial Group, Inc. ADR*	48,058	1,600,812

Industrial Conglomerate 1.0% (b)
LG Corp.	33,700	1,602,274

Insurance 1.0% (b)
Samsung Fire & Marine Insurance Co. Ltd.	10,563	1,553,127

Internet Software & Services 0.9% (b)
NHN Corp.*	10,651	1,468,347

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

REPUBLIC OF KOREA (continued)

Machinery 1.2% (b)
Hanjin Heavy Industries & Construction Co. Ltd.	33,712	$871,912
Samsung Heavy Industries Co. Ltd.	42,220	953,723

		1,825,635

Metals & Mining 2.0% (b)
POSCO	9,358	3,111,252

Semiconductors & Semiconductor Equipment 3.1% (b)
Samsung Electronics Co. Ltd.	10,658	4,928,462

		19,191,803

RUSSIAN FEDERATION 6.5%
Automobiles 0.4% (b)
Sollers	100,280	706,974

Chemicals 0.7% (b)
Uralkali GDR	63,888	1,029,812

Electric Utility 0.9% (b)
RusHydro*	37,466,157	1,411,950

Metals & Mining 0.9%
JSC MMC Norilsk Nickel ADR*	146,000	1,345,747

Oil, Gas & Consumable Fuels 3.6% (b)
Gazprom OAO	189,715	3,852,405
Rosneft Oil Co. GDR* (c)	349,883	1,911,373

		5,763,778

		10,258,261

SOUTH AFRICA 6.5% (b)
Commercial Banks 1.5%
Standard Bank Group Ltd.	199,418	2,297,147

Food & Staples Retailing 1.0%
Massmart Holdings Ltd.	157,400	1,635,551

Metals & Mining 2.3%
Harmony Gold Mining Co. Ltd.*	119,331	1,233,755
Impala Platinum Holdings Ltd.	70,666	1,565,696
Kumba Iron Ore Ltd.	33,300	783,323

		3,582,774

Oil, Gas & Consumable Fuels 0.7%
Sasol Ltd.	33,424	1,170,855

Wireless Telecommunication Services 1.0%
MTN Group Ltd.	107,662	1,655,676

		10,342,003

TAIWAN 8.5% (b)
Chemicals 0.5%
TSRC Corp.	615,000	746,485

Commercial Banks 0.5%
Chinatrust Financial Holding Co. Ltd.	1,459,000	876,662

Communications Equipment 0.4%
D-Link Corp.	786,000	636,207

Computers & Peripherals 1.9%
Catcher Technology Co. Ltd.*	324,000	767,490
High Tech Computer Corp.	113,000	1,588,265
Nan YA Printed Circuit Board Corp.	235,000	630,974

		2,986,729

Electronic Equipment & Instruments 1.4%
Hon Hai Precision Industry Co. Ltd.	749,926	2,300,378

Food Products 0.8%
Uni-President Enterprises Corp.	1,258,000	1,292,421

Machinery 0.4%
Shin Zu Shing Co. Ltd.	143,000	675,928

Metals & Mining 0.5%
China Steel Corp.	902,000	772,754

Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,240,920	2,037,096

Wireless Telecommunication Services 0.8%
Taiwan Mobile Co. Ltd.	708,000	1,207,013

		13,531,673

THAILAND 3.4% (b)
Commercial Banks 0.5%
Kasikornbank Public Co. Ltd.	361,000	764,640

Oil, Gas & Consumable Fuels 2.5%
Banpu PCL NVDR	246,885	2,415,711
PTT Exploration & Production PCL NVDR	396,100	1,546,535

		3,962,246

Real Estate Management & Development 0.4%
Preuska Real Estate PCL	3,056,800	751,156

		5,478,042

TURKEY 0.8% (b)
Wireless Telecommunication Services 0.8%
Turkcell Iletisim Hizmet AS	224,817	1,244,315

UNITED ARAB EMIRATES 0.5% (b)
Diversified Financial Services 0.5%
Dubai Financial Market	1,965,600	864,864

Total Common Stocks (cost $156,892,833)		140,686,811

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Gartmore NVIT Developing Markets Fund (Continued)

Preferred Stocks 2.7%

	Shares	Market Value

BRAZIL 2.7%
Beverages 0.0%
Companhia de Bebidas das Americas*	82	$5,231

Metals & Mining 2.7%
Vale SA, Class A	276,709	4,251,195

Total Preferred Stocks (cost $5,616,875)		4,256,426

Equity Linked Notes 6.2% (b)

INDIA 6.2%
Bank of India 0.00%, 01/15/18	415,988	3,061,672
Grasim Industries Ltd. 0.00%, 10/22/12 (b)	19,628	947,051
Reliance Industries Ltd. 0.00%, 02/14/14*	71,551	3,022,314
Sun Pharmaceutical Industries Ltd. 0.00%, 04/29/13	85,057	1,936,748
Tata Power Co Ltd. 0.00%, 03/28/12	36,889	886,074

Total Equity Linked Notes (cost $7,851,583)		9,853,859

Rights 0.0% (b)

HONG KONG 0.0%
Independent Power Producers & Energy Traders 0.0%
China Resources Power Holdings Co. Ltd. 07/13/09*	75,200	32,021

Total Rights (cost $0)		32,021

Repurchase Agreements 10.6%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $2,124,036, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $2,166,512	$2,124,031	$2,124,031
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $13,580,343 collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $13,851,923 (e)	$13,580,317	13,580,317
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $1,039,844, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $1,060,640	1,039,843	1,039,843

Total Repurchase Agreements (cost $16,744,191)		16,744,191

Total Investments (cost $187,105,482) (f) — 108.2%		171,573,308

Liabilities in excess of other assets — (8.2)%		(12,915,109)

NET ASSETS — 100.0%		$158,658,199

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Fair Valued Security.

(c)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was $12,268,097.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $1,069,774 which represents 0.67% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $13,580,317.

(f)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(g)	Illiquid security.

8 Semiannual Report 2009

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd	Limited

NV	Public Traded Company

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Gartmore NVIT
Developing
Markets Fund

Assets:
Investments, at value (cost $170,361,291)*	$154,829,117
Repurchase agreements, at value and cost	16,744,191

Total Investments	171,573,308

Foreign currencies, at value (cost $283,845)	283,845
Interest and dividends receivable	676,327
Receivable for capital shares issued	867,759
Receivable for investments sold	484,805
Reclaims receivable	4,493
Receivable from administrator	50,322
Prepaid expenses and other assets	1,080

Total Assets	173,941,939

Liabilities:
Cash overdraft	7,494
Payable for investments purchased	1,110,396
Unrealized depreciation on spot contracts	14,743
Payable upon return of securities loaned (Note 2)	13,580,317
Payable for capital shares redeemed	196,452
Accrued expenses and other payables:
Investment advisory fees	123,110
Fund administration fees	6,105
Distribution fees	32,397
Administrative services fees	82,397
Custodian fees	100,136
Professional fees	16,266
Printing fees	13,927

Total Liabilities	15,283,740

Net Assets	$158,658,199

Represented by:
Capital	$250,945,306
Accumulated undistributed net investment income	107,711
Accumulated net realized losses from investment transactions and foreign currency transactions	(76,868,598)
Net unrealized appreciation/(depreciation) from investments	(15,532,174)
Net unrealized appreciation/(depreciation) from spot contracts	(14,743)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	20,697

Net Assets	$158,658,199

Net Assets:
Class II Shares	$158,658,199

Total	$158,658,199

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	34,133,013

Total	34,133,013

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$4.65 (a)

(a)	NAV shown differs from traded NAV at June 30, 2009 due to financial statement adjustments.

*	Includes value of securities on loan of $12,268,097. (Note 2)
The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Gartmore NVIT
Developing
Markets Fund

INVESTMENT INCOME:
Interest income	$25,299
Dividend income	1,826,152
Income from securities lending (Note 2)	11,392
Foreign tax withholding	(75,580)

Total Income	1,787,263

EXPENSES:
Investment advisory fees	515,005
Fund administration fees	28,252
Distribution fees Class II Shares	145,349
Administrative services fees Class II Shares	145,454
Custodian fees	84,262
Trustee fees	1,817
Compliance program costs (Note 3)	566
Professional fees	12,725
Printing fees	20,456
Other	12,370

Total expenses before earnings credit and expenses reimbursed	966,256
Earnings credit (Note 4)	(57)
Expenses reimbursed by administrator	(50,322)

Net Expenses	915,877

NET INVESTMENT INCOME	871,386

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(37,426,683)
Net realized losses from foreign currency transactions	(158,511)

Net realized losses from investment transactions and foreign currency transactions	(37,585,194)

Net change in unrealized appreciation/(depreciation) from investments	61,610,740
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	(14,743)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	14,556

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	61,610,553

Net realized/unrealized gains from investments, foreign currency translations and foreign currency transactions	24,025,359

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,896,745

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets

	Gartmore NVIT Developing Markets Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$871,386	$2,636,861
Net realized losses from investment and foreign currency	(37,585,194)	(26,856,058)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	61,610,553	(189,321,629)

Change in net assets resulting from operations	24,896,745	(213,540,826)

Distributions to Shareholders From:
Net investment income:
Class II	(1,071,335)	(1,912,243)
Net realized gains:
Class II	–	(105,206,478)

Change in net assets from shareholder distributions	(1,071,335)	(107,118,721)

Change in net assets from capital transactions	25,716,698	(114,058,983)

Change in net assets	49,542,108	(434,718,530)

Net Assets:
Beginning of period	109,116,091	543,834,621

End of period	$158,658,199	$109,116,091

Accumulated undistributed net investment income at end of period	$107,711	$307,660

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$47,564,829	$90,730,255
Dividends reinvested	1,071,335	107,118,721
Cost of shares redeemed	(22,919,466)	(311,907,959)

Total Class II	25,716,698	(114,058,983)

Change in net assets from capital transactions	$25,716,698	$(114,058,983)

SHARE TRANSACTIONS:
Class II Shares
Issued	11,337,350	7,401,489
Reinvested	254,559	18,252,508
Redeemed	(6,530,338)	(24,709,234)

Total Class II Shares	5,061,571	944,763

Total change in shares	5,061,571	944,763

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital outstanding throughout the periods indicated

Gartmore NVIT Developing Markets Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover
Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$3.75	0.02	0.91	0.93	(0.03)	–	(0.03)	$4.65	24.77%	$158,658,199	1.57%	1.50%	1.66%		64.21%
Year Ended December 31, 2008	$19.34	0.11	(8.85)	(8.74)	(0.10)	(6.75)	(6.85)	$3.75	(57.86%)	$109,116,091	1.62%	0.89%	1.85%		67.43%
Year Ended December 31, 2007	$15.68	0.09	6.17	6.26	(0.08)	(2.52)	(2.60)	$19.34	43.51%	$543,834,621	1.56%	0.50%	1.56%		98.49%
Year Ended December 31, 2006	$13.04	0.08	3.96	4.04	(0.08)	(1.32)	(1.40)	$15.68	34.57%	$364,233,390	1.65%	0.57%	1	.65%(c)	133.28%
Year Ended December 31, 2005	$11.83	0.07	3.17	3.24	(0.07)	(1.96)	(2.03)	$13.04	31.52%	$313,051,603	1.77%	0.49%	1	.77%(c)	157.77%
Year Ended December 31, 2004	$10.39	0.07	1.90	1.97	(0.06)	(0.47)	(0.53)	$11.83	19.78%	$194,898,336	1.78%	0.69%	1	.78%(c)	167.98%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”), Monumental Life Insurance Co., Fortis Benefits Insurance Co., Canada Life Assurance Co., American Skandia, Inc., and Transamerica Corp. currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

14 Semiannual Report 2009

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$31,827,108	$108,859,703	$—	$140,686,811

Preferred Stock	4,256,426	—	—	4,256,426

Equity Linked Notes	—	9,853,859	—	9,853,859

Rights	—	32,021	—	32,021

Repurchase Agreements	—	16,744,191	—	16,744,191

Total	$36,083,534	$135,489,774	$—	$171,573,308

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate

16 Semiannual Report 2009

that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2009, the Fund did not hold any forward foreign currency contracts.

(f)	Equity-Linked Notes

Equity-linked notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to local markets where custody and settlement costs are high, such as India. Equity-linked notes are priced at parity, which is the value of the underlying security, then adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$12,268,097	$13,947,795*

*	Includes $367,478 of collateral in the form of U.S. Treasury securities, interest rates ranging from 2.38% to 6.25% and maturity dates ranging from 1/15/17 to 2/15/38.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial

18 Semiannual Report 2009

statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

	Base Fee	Fee rate
	Through	Effective
Fee Schedule	November 30, 2008	December 1, 2008

Up to $500 million	1.05%	0.95%

$500 million up to $2 billion	1.00%	0.90%

$2 billion and more	0.95%	0.85%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

Prior to December 1, 2008, the Fund paid a performance-based management fee to NFA. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI Emerging Markets Index. The actual management fee paid by the Fund for the six months ended June 30, 2009, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.88%. NFA pays the subadvisor a subadvisory fee from the management fee it receives.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

At a meeting of the Board of Trustees held in-person on September 18, 2008, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect December 1, 2008. In eliminating the performance-based fee structure, the Adviser (and subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount the Adviser would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, the Adviser will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $239,617 for the six months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.20% (1.40% until April 30, 2009) for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of June 30, 2009, the Fund had no potential cumulative reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

20 Semiannual Report 2009

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2009, NFS received $126,850 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $566.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $98,730,862 and sales of $73,850,731 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

22 Semiannual Report 2009

(“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$199,428,403	$10,504,324	$(38,359,419)	$(27,855,095)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 23

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

24 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Gartmore Global Partners (“GGP”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one- and five-year periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group, while performance for the three-year period ended September 30, 2008 was in the fourth quintile of its peer group. In this regard, it was noted that the Fund assets had decreased 66% year-over-year due to the sharp decline in emerging market equities and to heavy redemption activity through the Fund’s primary distributor. The Trustees also noted that, for each period, the Fund underperformed its benchmark, the MSCI Emerging Markets Index. The Trustees noted that the Fund is on the watch list and reviewed GGP’s response to the watch list questionnaire.

The Trustees noted that the Board previously approved the elimination of the performance-based fee structure applicable to the Fund effective December 1, 2008, which would reduce the Fund’s investment advisory fee to the lowest level possible under the performance fee structure. The Trustees further noted that the comparative expense information presented to the Board reflected such adjusted advisory fee structure. The Trustees noted that the Fund’s adjusted contractual advisory fee and total expenses for Class II shares were in the first quintile of its peer group, while the Fund’s adjusted actual advisory fee was in the second quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 25

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

26 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments3.
			N/A	N/A

28 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments3.	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 29

American Funds NVIT Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GR (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	American Funds NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
American Funds NVIT Growth Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,126.90	3.80	0.72
	Hypothetical	[c]	1,000.00	1,021.09	3.61	0.72

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

American Funds
NVIT Growth Fund

Assets:
Investments in Master Fund (cost $225,263,684)	$144,898,125
Cash	2,000
Receivable for capital shares issued	76,632
Receivable from adviser	17,982
Prepaid expenses and other assets	1,543

Total Assets	144,996,282

Liabilities:
Payable for investments purchased	52,536
Payable for capital shares redeemed	24,096
Accrued expenses and other payables:
Fund administration fees	5,648
Master feeder service provider fee	29,970
Distribution fees	29,970
Administrative services fees	35,628
Custodian fees	1,819
Trustee fees	296
Compliance program costs (Note 3)	2,751
Professional fees	6,842
Printing fees	2,282
Other	2,517

Total Liabilities	194,355

Net Assets	$144,801,927

Represented by:
Capital	$227,992,643
Accumulated net investment loss	(84,330)
Accumulated net realized losses from investment transactions	(2,740,827)
Net unrealized appreciation/(depreciation) from investments	(80,365,559)

Net Assets	$144,801,927

Net Assets:
Class II Shares	$144,801,927

Total	$144,801,927

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	3,477,610

Total	3,477,610

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$41.64

The accompanying notes are an integral part of the financial statements.

4 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

American Funds
NVIT Growth Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$368,921

Total Income	368,921

EXPENSES:
Fund administration fees	30,665
Master feeder service provider fee	157,375
Distribution fees Class II Shares	157,375
Administrative services fees Class II Shares	161,060
Custodian fees	2,673
Trustee fees	2,564
Compliance program costs (Note 3)	873
Professional fees	12,286
Printing fees	17,336
Other	5,482

Total expenses before earnings credit and expenses waived	547,689
Earnings credit (Note 4)	(12)
Expenses waived for Master feeder service provider fee	(94,426)

Net Expenses	453,251

NET INVESTMENT LOSS	(84,330)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(18,632,422)
Net change in unrealized appreciation/(depreciation) from investments	33,560,920

Net realized/unrealized gains from investments	14,928,498

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,844,168

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income (loss)	$(84,330)	$917,168
Net realized gains (losses) from investment transactions	(18,632,422)	18,193,889
Net change in unrealized appreciation/(depreciation) from investments	33,560,920	(117,349,238)

Change in net assets resulting from operations	14,844,168	(98,238,181)

Distributions to Shareholders From:
Net investment income:
Class II	–	(3,782,467)
Class VII (a)	–	(12)
Net realized gains:
Class II	–	(10,823,756)
Class VII (a)	–	(55)

Change in net assets from shareholder distributions	–	(14,606,290)

Change in net assets from capital transactions	(4,781,672)	66,584,694

Change in net assets	10,062,496	(46,259,777)

Net Assets:
Beginning of period	134,739,431	180,999,208

End of period	$144,801,927	$134,739,431

Accumulated undistributed net investment income (loss) at end of period	$(84,330)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$17,160,430	$67,341,710
Dividends reinvested	–	14,606,223
Cost of shares redeemed	(21,942,102)	(15,362,667)

Total Class II	(4,781,672)	66,585,266

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	67
Cost of shares redeemed	–	(639)

Total Class VII	–	(572)

Change in net assets from capital transactions	$(4,781,672)	$66,584,694

SHARE TRANSACTIONS:
Class II Shares
Issued	453,081	1,132,181
Reinvested	–	283,842
Redeemed	(621,723)	(278,165)

Total Class II Shares	(168,642)	1,137,858

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

	American Funds NVIT Growth Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS: (continued)
Class VII Shares (a)
Issued	–	–
Reinvested	–	1
Redeemed	–	(17)

Total Class VII Shares	–	(16)

Total change in shares	(168,642)	1,137,842

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of Net	Ratio of
			and									Investment	Expenses
	Net Asset	Net	Unrealized								Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	(Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss) (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	Period	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$36.95	(0.02)	4.71	4.69	–	–	–	$41.64	12.69%	$144,801,927	0.72%	(0.13%)	0.87%	21%
Year Ended December 31, 2008	$72.16	0.28	(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21%)	$134,739,431	0.70%	0.53%	0.88%	26%
Year Ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%	$180,998,045	0.65%	0.68%	0.80%	40%
Period Ended December 31, 2006 (g)	$62.91	0.39	1.92	2.31	(0.40)	–	(0.40)	$64.82	3.68%	$74,804,427	0.74%	1.90%	0.91%	35%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”). Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Fund (the ”Master Fund”), a series of the American Funds Insurance Series, (”American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2009, was 0.72%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (”NAV”) per share of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

2009 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Please refer to the Master Fund Semi-Annual Report that was mailed along with this report for the Master Fund’s Security Valuation Policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Investment in Master Fund	$144,898,125	$—	$—	$144,898,125

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

10 Semiannual Report 2009

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee at an annual rate of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2010.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the six months ended June 30, 2009, NFS received $154,386 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $873.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses

12 Semiannual Report 2009

such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

7. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$237,851,343	$—	$(92,953,218)	$(92,953,218)

8. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 13

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

14 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 15

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

16 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 17

American Funds NVIT Global Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	American Funds NVIT Global Growth
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
American Funds NVIT Global Growth Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,137.90	3.78	0.71
	Hypothetical	[c]	1,000.00	1,021.12	3.58	0.71

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

American Funds
NVIT Global
Growth Fund

Assets:
Investments in Master Fund (cost $131,826,865)	$94,439,034
Cash	2,000
Receivable for capital shares issued	586,638
Receivable from adviser	11,519
Prepaid expenses and other assets	1,024

Total Assets	95,040,215

Liabilities:
Payable for investments purchased	575,480
Payable for capital shares redeemed	11,158
Accrued expenses and other payables:
Fund administration fees	3,618
Master feeder service provider fee	19,199
Distribution fees	19,199
Administrative services fees	20,931
Custodian fees	888
Trustee fees	74
Compliance program costs (Note 3)	917
Professional fees	3,989
Printing fees	1,339
Other	1,295

Total Liabilities	658,087

Net Assets	$94,382,128

Represented by:
Capital	$128,962,521
Accumulated undistributed net investment income	59,300
Accumulated net realized gains from investment transactions	2,748,138
Net unrealized appreciation/(depreciation) from investments	(37,387,831)

Net Assets	$94,382,128

Net Assets:
Class II Shares	$94,382,128

Total	$94,382,128

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	5,553,248

Total	5,553,248

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$17.00
The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

American Funds
NVIT Global
Growth Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$345,072

Total Income	345,072

EXPENSES:
Fund administration fees	19,500
Master feeder service provider fee	100,012
Distribution fees Class II Shares	100,012
Administrative services fees Class II Shares	101,074
Custodian fees	1,735
Trustee fees	1,529
Compliance program costs (Note 3)	543
Professional fees	7,468
Printing fees	10,163
Other	3,754

Total expenses before earnings credit and expenses waived	345,790
Earnings credit (Note 4)	(11)
Expenses waived for Master feeder service provider fee	(60,007)

Net Expenses	285,772

NET INVESTMENT INCOME	59,300

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(3,234,928)
Net change in unrealized appreciation/(depreciation) from investments	14,110,729

Net realized/unrealized gains from investments	10,875,801

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,935,101

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$59,300	$1,562,252
Net realized gains (losses) from investment transactions	(3,234,928)	7,158,793
Net change in unrealized appreciation/(depreciation) from investments	14,110,729	(57,941,830)

Change in net assets resulting from operations	10,935,101	(49,220,785)

Distributions to Shareholders From:
Net investment income:
Class II	–	(2,919,510)
Class VII (a)	–	(11)
Net realized gains:
Class II	–	(3,510,194)
Class VII (a)	–	(33)

Change in net assets from shareholder distributions	–	(6,429,748)

Change in net assets from capital transactions	4,153,250	25,389,986

Change in net assets	15,088,351	(30,260,547)

Net Assets:
Beginning of period	79,293,777	109,554,324

End of period	$94,382,128	$79,293,777

Accumulated undistributed net investment income at end of period	$59,300	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$11,682,533	$34,532,392
Dividends reinvested	–	6,429,704
Cost of shares redeemed	(7,529,283)	(15,571,402)

Total Class II	4,153,250	25,390,694

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	44
Cost of shares redeemed	–	(752)

Total Class VII	–	(708)

Change in net assets from capital transactions	$4,153,250	$25,389,986

SHARE TRANSACTIONS:
Class II Shares
Issued	769,963	1,532,535
Reinvested	–	355,343
Redeemed	(522,739)	(782,485)

Total Class II Shares	247,224	1,105,393

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

	American Funds NVIT Global Growth Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS: (continued)
Class VII Shares (a)
Issued	–	–
Reinvested	–	3
Redeemed	–	(50)

Total Class VII Shares	–	(47)

Total change in shares	247,224	1,105,346

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions						Ratios / Supplemental Data

														Ratio of
			Net Realized										Ratio of Net	Expenses
			and										Investment	(Prior to
	Net Asset		Unrealized									Ratio of	Income	Reimbursements)
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	(Loss)	to Average
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (b)	Period	Net Assets (c) (d)	Net Assets (c)	Assets (c)(d)(e)	Turnover (f)

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$14.94	0.01	2.05	2.06	–	–	–	–	$17.00	13.79%	$94,382,128	0.71%	0.15%	0.86%	21%
Year Ended December 31, 2008	$26.08	0.31	(10.18)	(9.87)	(0.57)	(0.70)	–	(1.27)	$14.94	(38.64%)	$79,293,777	0.68%	1.51%	0.86%	38%
Year Ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	–	–	(0.61)	$26.08	14.36%	$109,553,081	0.67%	2.92%	0.82%	38%
Period Ended December 31, 2006 (g)	$21.69	0.10	1.72	1.82	–	–	(0.16)	(0.16)	$23.35	8.52%	$45,991,828	0.91%	(0.63%)	1.16%	31%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”). Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund operates as a ”feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Fund (the ”Master Fund”), a series of the American Funds Insurance Series, (”American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2009, was 2.21%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (”NAV”) per share of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the ”Exchange”) (usually 4:00 p.m. Eastern Time) (”Close of Trading”) on each day the Exchange is open for trading (”Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making ”fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (”Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that was mailed along with this report for the Master Fund’s Security Valuation Policies.

2009 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Investment in Master Fund	$94,439,034	$—	$—	$94,439,034

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

10 Semiannual Report 2009

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee at an annual rate of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2010.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the six months ended June 30, 2009, NFS received $97,088 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $543.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and

12 Semiannual Report 2009

earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

7. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$136,777,473	$—	$(42,338,439)	$(42,338,439)

8. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 13

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

14 Semiannual Report 2009

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 15

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

16 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 17

American Funds NVIT Asset Allocation Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-AA (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	American Funds NVIT Asset Allocation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

American Funds			Beginning	Ending	Expenses Paid	Annualized
NVIT Asset			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Allocation Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,053.80	3.49	0.69
	Hypothetical	[c]	1,000.00	1,021.26	3.44	0.69

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

American Funds
NVIT Asset
Allocation Fund

Assets:
Investments in Master Fund (cost $1,132,877,798)	$907,458,715
Cash	2,000
Receivable for capital shares issued	2,054,625
Receivable from adviser	110,159
Prepaid expenses and other assets	10,726

Total Assets	909,636,225

Liabilities:
Payable for investments purchased	2,052,640
Payable for capital shares redeemed	1,985
Accrued expenses and other payables:
Fund administration fees	34,603
Master feeder service provider fee	183,597
Distribution fees	183,597
Administrative services fees	29,338
Custodian fees	4,375
Trustee fees	1,141
Compliance program costs (Note 3)	14,318
Professional fees	35,427
Printing fees	9,157
Other	12,483

Total Liabilities	2,562,661

Net Assets	$907,073,564

Represented by:
Capital	$1,106,117,312
Accumulated undistributed net investment income	2,206,604
Accumulated net realized gains from investment transactions	24,168,731
Net unrealized appreciation/(depreciation) from investments	(225,419,083)

Net Assets	$907,073,564

Net Assets:
Class II Shares	$907,073,564

Total	$907,073,564

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	66,152,875

Total	66,152,875

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.71

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

American Funds
NVIT Asset
Allocation Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$4,733,108

Total Income	4,733,108

EXPENSES:
Fund administration fees	179,276
Master feeder service provider fee	919,521
Distribution fees Class II Shares	919,521
Administrative services fees Class II Shares	900,463
Custodian fees	11,650
Trustee fees	14,304
Compliance program costs (Note 3)	5,108
Professional fees	65,973
Printing fees	39,148
Other	23,263

Total expenses before earnings credit and expenses waived	3,078,227
Earnings credit (Note 4)	(8)
Expenses waived for Master feeder service provider fee	(551,715)

Net Expenses	2,526,504

NET INVESTMENT INCOME	2,206,604

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(466,965)
Net change in unrealized appreciation/(depreciation) from investments	46,632,289

Net realized/unrealized gains from investments	46,165,324

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$48,371,928

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT
	Asset Allocation Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$2,206,604	$17,566,742
Net realized gains (losses) from investment transactions	(466,965)	25,485,381
Net change in unrealized appreciation/(depreciation) from investments	46,632,289	(267,295,843)

Change in net assets resulting from operations	48,371,928	(224,243,720)

Distributions to Shareholders From:
Net investment income:
Class II	–	(19,502,679)
Class VII (a)	–	(3)
Net realized gains:
Class II	–	(8,403,490)
Class VII (a)	–	(12)

Change in net assets from shareholder distributions	–	(27,906,184)

Change in net assets from capital transactions	206,015,825	379,588,666

Change in net assets	254,387,753	127,438,762

Net Assets:
Beginning of period	652,685,811	525,247,049

End of period	$907,073,564	$652,685,811

Accumulated undistributed net investment income at end of period	$2,206,604	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$211,524,114	$372,153,711
Dividends reinvested	–	27,906,169
Cost of shares redeemed	(5,508,289)	(20,470,448)

Total Class II	206,015,825	379,589,432

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	15
Cost of shares redeemed	–	(781)

Total Class VII	–	(766)

Change in net assets from capital transactions	$206,015,825	$379,588,666

SHARE TRANSACTIONS:
Class II Shares
Issued	16,419,912	22,263,477
Reinvested	–	2,009,090
Redeemed	(436,497)	(1,244,334)

Total Class II Shares	15,983,415	23,028,233

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

	American Funds NVIT
	Asset Allocation Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

SHARE TRANSACTIONS: (continued)
Class VII Shares (a)
Issued	–	–
Reinvested	–	1
Redeemed	–	(59)

Total Class VII Shares	–	(58)

Total change in shares	15,983,415	23,028,175

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Financial Highlights
Selected data for a share of capital stock throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	of Period	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)
Class II Shares
Six Months Ended June 30, 2009 (Unaudited)(g)	$13.01	0.03	0.67	0.70	–	–	–	$13.71	5.38%	$907,073,564	0.69%	0.60%	0.84%	18%
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29.77%)	$652,685,811	0.70%	2.81%	0.85%	36%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%	$525,245,924	0.63%	2.88%	0.78%	29%
Period Ended December 31, 2006 (h)	$17.92	0.36	0.66	1.02	(0.36)	–	(0.36)	$18.58	5.69%	$162,748,733	0.69%	6.18%	0.86%	38%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”). Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund operates as a ”feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Fund (the ”Master Fund”), a series of the American Funds Insurance Series, (”American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2009, was 11.13%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (”NAV”) per share of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the ”Exchange”) (usually 4:00 p.m. Eastern Time) (”Close of Trading”) on each day the Exchange is open for trading (”Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making ”fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (”Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that was mailed along with this report for the Master Fund’s Security Valuation Policies.

2009 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Investment in Master Fund	$907,458,715	$—	$—	$907,458,715

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

10 Semiannual Report 2009

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee at an annual rate of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2010.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the six months ended June 30, 2009, NFS received $870,269 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $5,108.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any

12 Semiannual Report 2009

offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

7. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,133,844,021	$—	$(226,385,306)	$(226,385,306)

8. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 13

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

14 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 15

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is
Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

16 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 17

American Funds NVIT Growth-Income Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

13	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GI (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	American Funds NVIT Growth-Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
American Funds NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Growth-Income Fund			01/01/09	06/30/09	01/01/09 - 06/30/09 [a,b]	01/01/09 - 06/30/09 [a,b]

Class II	Actual		1,000.00	1,076.20	3.17	0.62
	Hypothetical	[c]	1,000.00	1,021.61	3.09	0.62

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

American Funds NVIT
Growth-Income Fund

Assets:
Investments in Master Fund (cost $453,086,782)	$370,294,193
Cash	2,000
Receivable for capital shares issued	727,488
Receivable from adviser	45,141
Prepaid expenses and other assets	42,056

Total Assets	371,110,878

Liabilities:
Payable for investments purchased	727,225
Payable for capital shares redeemed	263
Accrued expenses and other payables:
Fund administration fees	14,179
Master feeder service provider fee	75,235
Distribution fees	75,235
Custodian fees	954
Trustee fees	107
Compliance program costs (Note 3)	4,412
Professional fees	13,079
Printing fees	180
Other	2,190

Total Liabilities	913,059

Net Assets	$370,197,819

Represented by:
Capital	$443,061,861
Accumulated undistributed net investment income	620,598
Accumulated net realized gains from investment transactions	9,307,949
Net unrealized appreciation/(depreciation) from investments	(82,792,589)

Net Assets	$370,197,819

Net Assets:
Class II Shares	370,197,819

Total	$370,197,819

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	13,102,518

Total	13,102,518

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$28.25

The accompanying notes are an integral part of the financial statements.

4 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

American Funds NVIT
Growth-Income Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$1,525,892

Total Income	1,525,892

EXPENSES:
Fund administration fees	71,521
Master feeder service provider fee	366,868
Distribution fees Class II Shares	366,868
Administrative services fees Class II Shares	259,288
Custodian fees	3,939
Trustee fees	5,348
Compliance program costs (Note 3)	2,069
Professional fees	25,259
Printing fees	20,132
Other	4,132

Total expenses before earnings credit and expenses waived	1,125,424
Earnings credit (Note 4)	(8)
Expenses waived for Master feeder service provider fee	(220,122)

Net Expenses	905,294

NET INVESTMENT INCOME	620,598

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(278,017)
Net change in unrealized appreciation/(depreciation) from investments	28,679,880

Net realized/unrealized gains from investments	28,401,863

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$29,022,461

The accompanying notes are an integral part of the financial statements.

2008 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$620,598	$4,590,414
Net realized gains (losses) from investment transactions	(278,017)	11,621,899
Net change in unrealized appreciation/(depreciation) from investments	28,679,880	(108,153,042)

Change in net assets resulting from operations	29,022,461	(91,940,729)

Distributions to Shareholders From:
Net investment income:
Class II	–	(5,969,955)
Class VII (a)	–	(4)
Net realized gains:
Class II	–	(69,929)
Class VII (a)	–	–

Change in net assets from shareholder distributions	–	(6,039,888)

Change in net assets from capital transactions	105,265,048	246,358,979

Change in net assets	134,287,509	148,378,362

Net Assets:
Beginning of period	235,910,310	87,531,948

End of period	$370,197,819	$235,910,310

Accumulated undistributed net investment income at end of period	$620,598	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$106,935,383	$243,090,041
Dividends reinvested	–	6,039,884
Cost of shares redeemed	(1,670,335)	(2,770,348)

Total Class II	105,265,048	246,359,577

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	4
Cost of shares redeemed	–	(602)
Total Class VII	–	(598)

Change in net assets from capital transactions	$105,265,048	$246,358,979

SHARE TRANSACTIONS:
Class II Shares
Issued	4,183,310	6,837,817
Reinvested	–	223,201
Redeemed	(68,403)	(82,647)

Total Class II Shares	4,114,907	6,978,371

Class VII Shares (a)
Issued	–	–
Reinvested	–	–
Redeemed	–	(22)

Total Class VII Shares	–	(22)

Total change in shares	4,114,907	6,978,349

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios / Supplemental Data

Ratio of
			Net Realized									Ratio of Net	Expenses
			and									Investment	(Prior to
	Net Asset		Unrealized								Ratio of	Income	Reimbursements)
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	to Average	to Average
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	Net	Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	Period	Net Assets (c)(d)	Assets (c)	Assets (c)(d)(e)	Turnover (f)

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$26.25	0.05	1.95	2.00	–	–	–	$28.25	7.62%	$370,197,819	0.62%	0.42%	0.77%	13%
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38.06%)	$235,910,310	0.64%	2.61%	0.79%	31%
Period Ended December 31, 2007 (g)	$44.86	0.62	(1.30)	(0.68)	(0.62)	–	(0.62)	$43.56	(1.54%)	$87,530,963	0.68%	4.48%	0.83%	24%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”). Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Fund (the “Master Fund”), a series of the American Funds Insurance Series, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2009, was 1.84%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that was mailed along with this report for the Master Fund’s Security Valuation Policies.

8 Semiannual Report 2009

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Observable Inputs	Total

Investment in Master Fund	$370,294,193	$—	$—	$370,294,193

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2009 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned

10 Semiannual Report 2009

subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee at an annual rate of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2010.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the six months ended June 30, 2009, NFS received $339,989 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $2,069.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

7. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$454,033,765	$—	$(83,739,572)	$(83,739,572)

8. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

12 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 13

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
	and Length of	Principal Occupation(s)	Overseen	Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

14 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund and	Principal	Portfolios in Fund	Other Directorships
	Length of Time	Occupation(s)	Complex Overseen by	Held by
Name and Year of Birth	Served[1]	During Past 5 Years[2]	Trustee	Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 15

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund and	Principal	Portfolios in Fund	Other Directorships
	Length of Time	Occupation(s)	Complex Overseen by	Held by
Name and Year of Birth	Served[1]	During Past 5 Years[2]	Trustee	Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

16 Semiannual Report 2009

American Funds NVIT Bond Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

13	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-BD (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	American Funds NVIT Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
American Funds NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Bond Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,057.70	3.51	0.69
	Hypothetical	[c]	1,000.00	1,021.25	3.45	0.69

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

American Funds
NVIT Bond Fund

Assets:
Investments in Master Fund (cost $448,981,931)	$422,674,354
Cash	2,000
Receivable for capital shares issued	795,957
Receivable from adviser	50,705
Prepaid expenses and other assets	5,962

Total Assets	423,528,978

Liabilities:
Payable for investments purchased	762,288
Payable for capital shares redeemed	33,669
Accrued expenses and other payables:
Fund administration fees	15,929
Master feeder service provider fee	84,508
Distribution fees	84,508
Administrative services fees	31,267
Custodian fees	1,433
Trustee fees	915
Compliance program costs (Note 3)	7,551
Professional fees	19,091
Printing fees	14,130
Other	7,926

Total Liabilities	1,063,215

Net Assets	$422,465,763

Represented by:
Capital	$456,292,995
Accumulated undistributed net investment income	2,168,079
Accumulated net realized losses from investment transactions	(9,687,734)
Net unrealized appreciation/(depreciation) from investments	(26,307,577)

Net Assets	$422,465,763

Net Assets:
Class II Shares	$422,465,763

Total	$422,465,763

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	41,923,239

Total	41,923,239

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.08

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

American Funds
NVIT Bond Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$3,423,324

Total Income	3,423,324

EXPENSES:
Fund administration fees	89,060
Master feeder service provider fee	455,989
Distribution fees Class II Shares	455,989
Administrative services fees Class II Shares	445,480
Custodian fees	5,861
Trustee fees	7,573
Compliance program costs (Note 3)	2,708
Professional fees	34,605
Printing fees	19,232
Other	12,351

Total expenses before earnings credit and expenses waived	1,528,848
Earnings credit (Note 4)	(8)
Expenses waived for Master feeder service provider fee	(273,595)

Net Expenses	1,255,245

NET INVESTMENT INCOME	2,168,079

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(8,178,758)
Net change in unrealized appreciation/(depreciation) from investments	27,932,067

Net realized/unrealized gains from investments	19,753,309

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,921,388

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$2,168,079	$18,458,578
Net realized losses from investment transactions	(8,178,758)	(933,271)
Net change in unrealized appreciation/(depreciation) from investments	27,932,067	(48,405,933)

Change in net assets resulting from operations	21,921,388	(30,880,626)

Distributions to Shareholders From:
Net investment income:
Class II	–	(19,020,114)
Class VII (a)	–	(6)
Net realized gains:
Class II	–	(230,211)
Class VII (a)	–	(1)

Change in net assets from shareholder distributions	–	(19,250,332)

Change in net assets from capital transactions	55,660,981	218,058,521

Change in net assets	77,582,369	167,927,563

Net Assets:
Beginning of period	344,883,394	176,955,831

End of period	$422,465,763	$344,883,394

Accumulated undistributed net investment income at end of period	$2,168,079	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$99,271,225	$249,307,817
Dividends reinvested	–	19,250,325
Cost of shares redeemed	(43,610,244)	(50,498,658)

Total Class II	55,660,981	218,059,484

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	7
Cost of shares redeemed	–	(970)

Total Class VII	–	(963)

Change in net assets from capital transactions	$55,660,981	$218,058,521

SHARE TRANSACTIONS:
Class II Shares
Issued	10,281,450	23,012,709
Reinvested	–	2,019,970
Redeemed	(4,531,956)	(4,636,358)

Total Class II Shares	5,749,494	20,396,321

Class VII Shares (a)
Issued	–	–
Reinvested	–	1
Redeemed	–	(98)

Total Class VII Shares	–	(97)

Total change in shares	5,749,494	20,396,224

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (b)	Period	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)
Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.53	0.05	0.50	0.55	–	–	–	–	$10.08	5.77%	$422,465,763	0.69%	1.19%	0.84%	64%
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	–	(0.58)	$9.53	(9.87%)	$344,883,394	0.71%	6.79%	0.86%	63%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	–	–	(0.84)	$11.22	2.98%	$176,954,744	0.63%	10.21%	0.78%	57%
Period Ended December 31, 2006 (g)	$11.45	0.38	0.21	0.59	(0.14)	–	(0.18)	(0.32)	$11.72	5.30%	$33,672,512	0.79%	0.47%	0.97%	57%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”). Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund operates as a ”feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Fund (the ”Master Fund”), a series of the American Funds Insurance Series, (”American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2009, was 6.05%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (”NAV”) per share of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the ”Exchange”) (usually 4:00 p.m. Eastern Time) (”Close of Trading”) on each day the Exchange is open for trading (”Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making ”fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (”Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that was mailed along with this report for the Master Fund’s Security Valuation Policies.

8 Semiannual Report 2009

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Investment in Master Fund	$422,674,354	$—	$—	$422,674,354

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2009 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

10 Semiannual Report 2009

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee at an annual rate of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2010.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the six months ended June 30, 2009, NFS received $441,352 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $2,708.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

7. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$458,815,972	$—	$(36,141,618)	$(36,141,618)

8. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent event through August 27, 2009, which is the date this financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

12 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]

Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 13

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406 (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]

Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

14 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]

Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 15

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

16 Semiannual Report 2009

NVIT International Index Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

26	Statement of Assets and Liabilities

28	Statement of Operations

29	Statements of Changes in Net Assets

31	Financial Highlights

33	Notes to Financial Statements

44	Supplemental Information

46	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-INTX (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT International Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT International Index Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class II	Actual		1,000.00	1,060.90	4.04	0.79
	Hypothetical	[b]	1,000.00	1,020.74	3.97	0.79

Class VI	Actual		1,000.00	1,060.50	4.29	0.84
	Hypothetical	[b]	1,000.00	1,020.49	4.22	0.84

Class VIII	Actual		1,000.00	1,060.70	4.29	0.84
	Hypothetical	[b]	1,000.00	1,020.49	4.22	0.84

Class Y	Actual		1,000.00	1,062.70	1.89	0.37
	Hypothetical	[b]	1,000.00	1,022.82	1.86	0.37

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT International Index Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	95.8%
Repurchase Agreements	6.3%
Exchange Traded Funds	0.9%
Preferred Stocks	0.3%
Rights	0.1%
Liabilities in excess of other assets	(3	.4)%

	100.0%

Top Industries

Commercial Banks	13.2%
Oil, Gas & Consumable Fuels	7.7%
Pharmaceuticals	6.8%
Metals & Mining	4.9%
Diversified Telecommunication Services	4.2%
Insurance	4.0%
Electric Utilities	3.6%
Food Products	3.5%
Automobiles	3.4%
Chemicals	3.0%
Other Industries*	45.7%

100.0%

Top Holdings

BP PLC,	1.7%
HSBC Holdings PLC	1.7%
Nestle SA	1.7%
Total SA	1.3%
Toyota Motor Corp.	1.2%
Vodafone Group PLC	1.2%
Roche Holding AG	1.2%
Banco Santander SA	1.1%
Telefonica SA	1.1%
GlaxoSmithKline PLC	1.1%
Other Holdings*	86.7%

100.0%

Top Countries

Japan	23.0%
United Kingdom	18.9%
France	9.4%
Switzerland	7.7%
Germany	7.4%
Australia	6.9%
Spain	4.4%
Italy	3.4%
Netherlands	3.2%
Hong Kong	2.4%
Other Countries*	13.3%

100.0%

*	For purpose of listing top holdings, Countries and industries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT International Index Fund

Common Stocks 95.8%

	Shares	Market Value

AUSTRALIA 6.9% (a)
Air Freight & Logistics 0.0%
Toll Holdings Ltd.	61,306	$307,578

Airline 0.0%
Qantas Airways Ltd.	101,050	163,589

Beverages 0.2%
Coca-Cola Amatil Ltd.	51,757	358,606
Foster’s Group Ltd.	177,501	735,277
Lion Nathan Ltd.	28,210	262,689

		1,356,572

Biotechnology 0.2%
CSL Ltd.	55,311	1,429,775

Capital Markets 0.1%
Macquarie Group Ltd. (b)	27,989	876,022
Perpetual Ltd.	1,489	34,137

		910,159

Chemicals 0.1%
Incitec Pivot Ltd.	157,640	299,930
Nufarm Ltd.	11,309	83,401
Orica Ltd.	33,442	581,895

		965,226

Commercial Banks 1.9%
Australia & New Zealand Banking Group Ltd.	214,846	2,846,532
Bendigo and Adelaide Bank Ltd.	20,137	112,487
Commonwealth Bank of Australia	135,197	4,236,815
National Australia Bank Ltd.	176,501	3,179,086
Westpac Banking Corp.	267,817	4,356,206

		14,731,126

Commercial Services & Supplies 0.1% (b)
Brambles Ltd.	128,037	612,847

Construction & Engineering 0.0%
Leighton Holdings Ltd.	13,991	263,826

Construction Materials 0.0%
Boral Ltd.	56,163	183,190

Containers & Packaging 0.0%
Amcor Ltd.	74,903	301,113

Diversified Financial Services 0.1%
ASX Ltd.	15,969	474,346

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	388,572	1,060,079

Electric Utility 0.0% (b)
SP AusNet	86,423	53,573

Energy Equipment & Services 0.0%
WorleyParsons Ltd.	13,312	253,642

Food & Staples Retailing 0.6%
Metcash Ltd.	60,463	209,817
Wesfarmers Ltd.	92,443	1,682,743
Wesfarmers Ltd. PPS	11,990	226,542
Woolworths Ltd.	112,874	2,394,133

		4,513,235

Food Products 0.0%
Goodman Fielder Ltd.	119,533	125,364

Health Care Equipment & Supplies 0.0%
Cochlear Ltd.	5,295	245,722

Health Care Providers & Services 0.1%
Sonic Healthcare Ltd.	32,065	317,977

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	24,428	74,411
Crown Ltd.	44,410	258,755
TABCorp Holdings Ltd.	55,047	316,723
Tatts Group Ltd.	101,245	207,386

		857,275

Industrial Conglomerate 0.0%
CSR Ltd.	104,328	141,899

Information Technology Services 0.1%
Computershare Ltd.	44,178	320,122

Insurance 0.5%
AMP Ltd.	181,910	712,541
AXA Asia Pacific Holdings Ltd.	96,694	301,963
Insurance Australia Group Ltd.	189,249	534,228
QBE Insurance Group Ltd.	91,301	1,460,640
Suncorp-Metway Ltd.	120,583	648,154

		3,657,526

Media 0.0% (b)
Fairfax Media Ltd.	175,704	172,135

Metals & Mining 1.6%
Alumina Ltd.	210,402	241,781
BHP Billiton Ltd.	308,108	8,438,788
BlueScope Steel Ltd.	164,378	333,227
Fortescue Metals Group Ltd.*	118,594	359,359
Newcrest Mining Ltd.	44,091	1,077,372
OneSteel Ltd.	110,153	227,627
OZ Minerals Ltd.	297,551	218,084
Rio Tinto Ltd. (b)	39,924	1,667,262
Sims Metal Management Ltd.	12,339	256,869

		12,820,369

Multi-Utility 0.1%
AGL Energy Ltd.	41,447	448,406

Multiline Retail 0.0%
Harvey Norman Holdings Ltd.	49,611	131,480

Oil, Gas & Consumable Fuels 0.5%
Arrow Energy Ltd.*	58,614	166,437

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)

Caltex Australia Ltd.	9,779	$108,573
Energy Resources of Australia Ltd.	7,164	134,392
Origin Energy Ltd.	81,160	955,372
Paladin Energy Ltd.*	56,869	223,530
Santos Ltd.	75,422	883,469
Woodside Petroleum Ltd.	44,933	1,551,871

		4,023,644

Real Estate Investment Trusts 0.4%
CFS Retail Property Trust	136,795	181,180
Dexus Property Group (b)	370,927	223,115
GPT Group	848,508	331,956
Mirvac Group	213,798	185,217
Stockland	210,346	542,458
Westfield Group	185,790	1,699,983

		3,163,909

Real Estate Management & Development 0.0%
Lend Lease Corp. Ltd.	31,025	174,550
Textiles, Apparel & Luxury Goods 0.0%
Billabong International Ltd.	12,785	89,834

Transportation Infrastructure 0.1%
Macquarie Airports	53,728	99,858
Macquarie Infrastructure Group	225,899	259,622
Transurban Group	96,644	324,641

		684,121

		54,954,209

AUSTRIA 0.3% (a)

Commercial Banks 0.1% (b)
Erste Group Bank AG	18,262	495,727
Raiffeisen International Bank Holding AG	4,490	156,725

		652,452

Diversified Telecommunication Services 0.1%
Telekom Austria AG	31,264	489,404

Electric Utility 0.0%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,371	324,980

Insurance 0.0%
Vienna Insurance Group	3,187	138,914

Metals & Mining 0.0% (b)
Voestalpine AG	10,934	301,132

Oil, Gas & Consumable Fuels 0.1%
OMV AG	15,702	590,248

		2,497,130

BELGIUM 0.9% (a)
Beverages 0.3%
Anheuser-Busch Inbev NV	69,563	2,522,042

Chemicals 0.1%
Solvay SA	5,662	478,933
Umicore (b)	12,045	274,537

		753,470

Commercial Banks 0.1%
Dexia SA* (b)	49,845	380,472
KBC Groep NV*	15,270	280,774

		661,246

Diversified Financial Services 0.2%
Fortis*	206,908	708,385
Groupe Bruxelles Lambert SA	7,135	522,977
Nationale A Portefeuille	3,254	157,470

		1,388,832

Diversified Telecommunication Services 0.1%
Belgacom SA	15,554	497,341

Food & Staples Retailing 0.1%
Colruyt SA	1,605	366,625
Delhaize Group (b)	9,523	670,386

		1,037,011

Pharmaceuticals 0.0%
UCB SA	9,482	304,466

Wireless Telecommunication Services 0.0%
Mobistar SA	3,044	187,931

		7,352,339

BERMUDA 0.0% (a) (b)
Energy Equipment & Services 0.0%
Seadrill Ltd.	26,810	386,254

CHINA 0.0% (a)
Communications Equipment 0.0%
Foxconn International Holdings Ltd.*	202,926	131,938

CYPRUS 0.0% (a)
Commercial Banks 0.0%
Bank of Cyprus Public Co. Ltd.	56,984	321,892

DENMARK 0.9% (a)
Beverages 0.1%
Carlsberg AS, Class B	10,300	660,843

Chemicals 0.1%
Novozymes AS, B Shares	4,450	362,075

Commercial Banks 0.1%
Danske Bank AS*	44,200	762,629

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

DENMARK (continued)

Electrical Equipment 0.2%
Vestas Wind Systems AS*	19,600	$1,406,786

Health Care Equipment & Supplies 0.0%
Coloplast AS, Class B	2,050	140,967
William Demant Holding*	1,975	102,293

		243,260

Insurance 0.0%
Topdanmark AS*	1,400	163,543
TrygVesta AS	2,256	133,092

		296,635

Marine 0.1% (b)
A P Moller — Maersk AS, Class A	45	263,767
A P Moller — Maersk AS, Class B	105	629,202

		892,969

Pharmaceuticals 0.3%
H. Lundbeck AS	6,600	125,587
Novo Nordisk AS, Class B	42,125	2,294,673

		2,420,260

Road & Rail 0.0%
DSV AS*	18,284	226,816

		7,272,273

FINLAND 1.3% (a)
Auto Components 0.0%
Nokian Renkaat OYJ	10,000	188,156

Communications Equipment 0.7%
Nokia OYJ	348,701	5,106,910

Diversified Financial Services 0.0%
Pohjola Bank PLC	17,665	141,517

Diversified Telecommunication Services 0.1%
Elisa OYJ	13,950	229,863

Electric Utility 0.1% (b)
Fortum OYJ	42,600	970,885

Food & Staples Retailing 0.0%
Kesko OYJ, B Shares	6,200	164,195

Insurance 0.1%
Sampo OYJ, A Shares	39,900	754,344

Machinery 0.1%
Kone OYJ, Class B	14,740	452,580
Metso OYJ (b)	12,000	224,614
Wartsila OYJ (b)	7,900	255,056

		932,250

Media 0.0% (b)
Sanoma OYJ	6,780	105,125
Metals & Mining 0.1%
Outokumpu OYJ	11,600	200,433
Rautaruukki OYJ	7,950	159,438

		359,871

Oil, Gas & Consumable Fuels 0.0% (b)
Neste Oil OYJ	12,050	167,667

Paper & Forest Products 0.1%
Stora Enso OYJ, R Shares	56,100	296,712
UPM-Kymmene OYJ	49,800	434,550

		731,262

Pharmaceuticals 0.0%
Orion OYJ, Class B	7,622	119,531

		9,971,576

FRANCE 9.4% (a)
Aerospace & Defense 0.1%
Safran SA	15,527	205,631
Thales SA	8,576	384,970

		590,601

Airline 0.0% (b)
Air France-KLM*	12,986	166,532

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	14,070	805,724

Automobiles 0.1%
Peugeot SA* (b)	14,873	392,593
Renault SA*	17,127	632,713

		1,025,306

Beverages 0.2%
Pernod-Ricard SA	18,748	1,185,182

Building Products 0.1%
Cie de Saint-Gobain	33,891	1,140,238

Chemicals 0.3% (b)
Air Liquide SA	22,705	2,083,089

Commercial Banks 1.1%
BNP Paribas	76,414	4,982,600
Credit Agricole SA (b)	81,673	1,023,928
Natixis*	90,621	176,358
Societe Generale	42,332	2,323,377

		8,506,263

Commercial Services & Supplies 0.0%
Societe BIC SA	2,228	128,274

Communications Equipment 0.1% (b)
Alcatel-Lucent*	225,464	565,342

Construction & Engineering 0.4%
Bouygues SA	22,470	849,677

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)
Construction & Engineering (continued)

Eiffage SA (b)	3,422	$199,958
Vinci SA (b)	38,526	1,738,263

		2,787,898

Construction Materials 0.2%
Imerys SA	2,239	94,090
Lafarge SA (b)	19,324	1,314,607

		1,408,697

Diversified Financial Services 0.0%
Eurazeo	2,335	97,248

Diversified Telecommunication Services 0.5%
France Telecom SA	167,405	3,808,652
Iliad SA	1,588	154,414

		3,963,066

Electric Utility 0.1%
EDF SA	23,002	1,123,021

Electrical Equipment 0.4%
Alstom SA (b)	18,869	1,120,254
Legrand SA (b)	7,597	166,225
Schneider Electric SA	21,500	1,645,387

		2,931,866

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	13,871	251,075
Technip SA	9,893	487,772

		738,847

Food & Staples Retailing 0.4%
Carrefour SA	58,238	2,497,254
Casino Guichard Perrachon SA	4,351	294,642

		2,791,896

Food Products 0.3%
Danone	50,491	2,503,312

Health Care Equipment & Supplies 0.1%
BioMerieux	1,087	95,588
Cie Generale d’Optique Essilor International SA	19,099	913,232

		1,008,820

Hotels, Restaurants & Leisure 0.1%
Accor SA	14,701	585,657
Sodexo	9,019	464,318

		1,049,975

Information Technology Services 0.1%
Atos Origin SA*	5,372	182,904
Cap Gemini SA	13,204	488,620

		671,524

Insurance 0.4%
AXA SA	143,119	2,708,508
CNP Assurances	3,073	293,992
SCOR SE	16,829	345,738

		3,348,238

Machinery 0.1% (b)
Vallourec SA	5,160	630,627

Media 0.5%
Eutelsat Communications	8,642	223,658
JC Decaux SA* (b)	5,567	88,461
Lagardere SCA	11,327	377,591
M6-Metropole Television	5,361	101,662
PagesJaunes Groupe (b)	9,921	96,710
Publicis Groupe (b)	12,140	371,621
Societe Television Francaise 1(b)	11,520	129,837
Vivendi	107,191	2,572,718

		3,962,258

Metals & Mining 0.0%
Eramet	478	125,545

Multi-Utility 0.7%
GDF Suez	110,321	4,129,109
Suez Environnement SA	25,773	451,599
Veolia Environnement (b)	36,560	1,080,838

		5,661,546

Multiline Retail 0.1% (b)
PPR	7,218	591,646

Office Electronics 0.0%
Neopost SA	2,918	262,727

Oil, Gas & Consumable Fuels 1.3%
Total SA	195,310	10,584,760

Personal Products 0.2% (b)
L’Oreal SA	22,145	1,662,103

Pharmaceuticals 0.7%
Ipsen SA	1,988	87,090
Sanofi-Aventis SA	96,299	5,689,659

		5,776,749

Professional Services 0.0%
Bureau Veritas SA	3,945	194,291

Real Estate Investment Trusts 0.2%
Fonciere Des Regions	2,584	194,807
Gecina SA (b)	1,297	80,460
ICADE	1,631	134,185
Klepierre	9,034	234,096
Unibail-Rodamco	7,870	1,176,545

		1,820,093

Software 0.0% (b)
Dassault Systemes SA	6,351	281,226

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	5,475	$410,081
Hermes International (b)	5,031	700,383
LVMH Moet Hennessy Louis Vuitton SA	22,468	1,722,964

		2,833,428

Transportation Infrastructure 0.0%
Aeroports de Paris	2,460	180,839
Societe Des Autoroutes Paris-Rhin-Rhone	1,427	97,395

		278,234

		75,286,192

GERMANY 7.1% (a)
Air Freight & Logistics 0.1%
Deutsche Post AG	81,657	1,060,335

Airline 0.0%
Deutsche Lufthansa AG	22,121	278,402

Automobiles 0.9%
Bayerische Motoren Werke AG	32,010	1,208,596
Daimler AG	82,645	2,993,996
Volkswagen AG	8,107	2,746,563

		6,949,155

Capital Markets 0.4%
Deutsche Bank AG	51,132	3,110,533

Chemicals 0.7%
BASF SE	84,571	3,377,407
K+S AG	14,244	806,773
Linde AG	14,673	1,201,998
Wacker Chemie AG	1,542	178,182

		5,564,360

Commercial Banks 0.1%
Commerzbank AG* (b)	68,807	424,518
Deutsche Postbank AG*	8,007	202,923

		627,441

Construction & Engineering 0.0%
Hochtief AG	3,943	199,258

Diversified Financial Services 0.2%
Deutsche Boerse AG	17,919	1,393,633

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG	259,351	3,054,901

Electric Utility 0.8%
E.ON AG	174,117	6,182,559

Electrical Equipment 0.0% (b)
Solarworld AG	7,822	185,539

Food & Staples Retailing 0.1% (b)
Metro AG	10,842	518,257

Food Products 0.0% (b)
Suedzucker AG	5,255	106,276

Health Care Equipment & Supplies 0.0%
Fresenius SE	2,343	109,296

Health Care Providers & Services 0.1% (b)
Celesio AG	7,041	161,922
Fresenius Medical Care AG & Co. KGaA	18,131	815,929

		977,851

Hotels, Restaurants & Leisure 0.0%
TUI AG*	17,266	127,344

Household Products 0.0%
Henkel AG & Co. KGaA	10,746	289,853

Industrial Conglomerate 0.7%
Siemens AG	75,899	5,255,499

Insurance 0.8%
Allianz SE	41,473	3,812,329
Hannover Rueckversicherung AG*	5,891	216,430
Muenchener Rueckversicherungs AG	18,939	2,556,883

		6,585,642

Internet Software & Services 0.0%
United Internet AG*	10,439	122,765

Machinery 0.1%
GEA Group AG	13,924	211,220
MAN SE	10,287	631,436

		842,656

Metals & Mining 0.1%
Salzgitter AG (b)	3,744	330,385
ThyssenKrupp AG	33,612	838,213

		1,168,598

Multi-Utility 0.4%
RWE AG	38,885	3,077,594

Personal Products 0.1%
Beiersdorf AG	8,271	388,876

Pharmaceuticals 0.6%
Bayer AG	69,981	3,760,375
Merck KGaA	6,155	627,101

		4,387,476

Software 0.4%
SAP AG	78,548	3,158,845

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	18,799	714,717
Puma AG Rudolf Dassler Sport	601	132,329

		847,046

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

GERMANY (continued)

Transportation Infrastructure 0.0% (b)
Fraport AG Frankfurt Airport Services Worldwide	3,039	$130,121
Hamburger Hafen und Logistik AG	2,035	78,616

		208,737

		56,778,727

GREECE 0.5% (a)
Beverages 0.0%
Coca Cola Hellenic Bottling Co. SA	15,413	317,641

Capital Markets 0.0%
Marfin Investment Group SA	56,090	240,677

Commercial Banks 0.3%
Alpha Bank AE*	36,556	400,175
EFG Eurobank Ergasias SA*	28,255	297,168
National Bank of Greece SA*	47,988	1,331,103
Piraeus Bank SA*	31,038	308,981

		2,337,427

Construction Materials 0.0%
Titan Cement Co. SA	4,245	112,011

Diversified Telecommunication Services 0.1%
Hellenic Telecommunications Organization SA	25,292	386,728

Electric Utility 0.0%
Public Power Corp. SA*	10,126	208,915

Hotels, Restaurants & Leisure 0.1%
OPAP SA	20,952	558,625

Oil, Gas & Consumable Fuels 0.0%
Hellenic Petroleum SA	7,347	71,029

		4,233,053

HONG KONG 2.4% (a)
Airline 0.0%
Cathay Pacific Airways Ltd.	114,000	156,397

Commercial Banks 0.3%
Bank of East Asia Ltd.	150,540	456,240
BOC Hong Kong Holdings Ltd.	353,500	615,078
Hang Seng Bank Ltd.	72,500	1,014,754
Wing Hang Bank Ltd.	12,500	109,116

		2,195,188

Distributors 0.1% (b)
Li & Fung Ltd.	224,800	600,242

Diversified Financial Services 0.2% (b)
Hong Kong Exchanges and Clearing Ltd.	98,000	1,514,785

Diversified Telecommunication Services 0.0%
PCCW Ltd.	454,000	118,223

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd. (b)	38,000	133,125
CLP Holdings Ltd.	193,500	1,282,206
HongKong Electric Holdings	131,500	730,523

		2,145,854

Hotels, Restaurants & Leisure 0.0%
Genting International PLC*	293,077	137,224
Shangri-La Asia Ltd.	108,000	159,518

		296,742

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	205,000	1,333,597
NWS Holdings Ltd.	60,000	108,041

		1,441,638

Marine 0.0%
Orient Overseas International Ltd.	23,000	97,601

Media 0.0%
Television Broadcasts Ltd.	27,000	108,137

Multiline Retail 0.0% (b)
Lifestyle International Holdings Ltd.	31,899	44,101

Natural Gas Utility 0.1%
Hong Kong & China Gas Co. Ltd.	380,180	798,093

Oil, Gas & Consumable Fuels 0.0%
Mongolia Energy Co. Ltd.*	215,574	78,891

Real Estate Investment Trusts 0.1%
Link REIT (The)	206,500	438,890

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd.	134,000	1,532,221
Chinese Estates Holdings Ltd.	76,000	138,847
Hang Lung Group Ltd.	72,000	336,926
Hang Lung Properties Ltd.	201,000	661,921
Henderson Land Development Co. Ltd.	103,000	587,760
Hopewell Holdings Ltd.	62,511	195,197
Hysan Development Co. Ltd.	48,000	122,914
Kerry Properties Ltd.	71,000	309,287
New World Development Ltd. (b)	236,130	425,054
Sino Land Co.	160,000	263,409
Sun Hung Kai Properties Ltd.	136,000	1,688,876
Swire Pacific Ltd., Class A	77,500	777,965

10 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development (continued)

Wharf Holdings Ltd.	132,000	$556,565
Wheelock & Co. Ltd. (b)	76,000	195,326

		7,792,268

Road & Rail 0.0%
MTR Corp.	124,000	370,447

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	13,500	69,038

Specialty Retail 0.1%
Esprit Holdings Ltd.	100,500	558,379

Textiles, Apparel & Luxury Goods 0.0% (b)
Yue Yuen Industrial Holdings Ltd.	66,000	155,262

Trading Companies & Distributors 0.0% (b)
Noble Group Ltd.	155,200	193,478

Transportation Infrastructure 0.0%
Hong Kong Aircraft Engineering Co. Ltd.	3,600	41,832

		19,215,486

IRELAND 0.4% (a)
Airline 0.0%
Ryanair Holdings PLC*	5,422	25,059

Commercial Banks 0.0%
Anglo Irish Bank Corp. Ltd.*	62,537	0

Construction Materials 0.2%
CRH PLC	65,009	1,494,016

Food Products 0.1%
Kerry Group PLC, Class A	13,146	299,606

Pharmaceuticals 0.0%
Elan Corp. PLC*	40,888	268,448

Professional Services 0.1%
Experian PLC	95,405	715,388

		2,802,517

ITALY 3.4% (a)
Aerospace & Defense 0.1%
Finmeccanica SpA	38,598	544,249

Auto Components 0.0% (b)
Pirelli & C SpA*	268,426	94,106

Automobiles 0.1% (b)
Fiat SpA*	69,848	704,231

Capital Markets 0.1%
Mediobanca SpA	45,455	541,600

Commercial Banks 1.0%
Banca Carige SpA	58,035	159,416
Banca Monte dei Paschi di Siena SpA	236,860	382,799
Banca Popolare di Milano Scarl(b)	38,536	229,922
Banco Popolare SC*	61,135	457,124
Intesa Sanpaolo SpA	73,463	181,603
Intesa Sanpaolo SpA*	701,948	2,268,110
UniCredit SpA*	1,320,016	3,338,344
Unione di Banche Italiane SCPA (b)	57,582	750,283

		7,767,601

Construction Materials 0.0% (b)
Italcementi SpA	7,127	81,594

Diversified Financial Services 0.0% (b)
EXOR SpA	6,883	99,064

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	881,331	1,221,816
Telecom Italia SpA — RSP	572,017	563,440

		1,785,256

Electric Utilities 0.4%
Enel SpA	604,448	2,950,547
Terna Rete Elettrica Nazionale SpA	115,318	384,555

		3,335,102

Electrical Equipment 0.0%
Prysmian SpA	10,330	155,684

Energy Equipment & Services 0.1%
Saipem SpA	25,177	615,047

Food Products 0.1%
Parmalat SpA	150,409	363,243

Hotels, Restaurants & Leisure 0.0% (b)
Autogrill SpA*	10,493	88,658
Lottomatica SpA	5,950	114,877

		203,535

Insurance 0.3%
Alleanza Assicurazioni SpA	40,981	281,609
Assicurazioni Generali SpA	98,075	2,042,378
Fondiaria-Sai SpA	6,993	112,868
Mediolanum SpA (b)	16,952	90,553
Unipol Gruppo Finanziario SpA* (b)	55,481	65,081

		2,592,489

Media 0.1% (b)
Mediaset SpA	73,571	413,002

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

ITALY (continued)

Multi-Utility 0.0%
A2A SpA (b)	118,300	$216,176
ACEA SpA	7,613	92,954

		309,130

Natural Gas Utility 0.1%
Snam Rete Gas SpA	143,866	631,900

Oil, Gas & Consumable Fuels 0.7%
ENI SpA	236,529	5,609,163
Saras SpA (b)	27,691	79,050

		5,688,213

Textiles, Apparel & Luxury Goods 0.0% (b)
Luxottica Group SpA*	13,034	271,120

Transportation Infrastructure 0.1%
Atlantia SpA	24,631	498,838

		26,695,004

JAPAN 23.0% (a)
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	37,000	492,024

Airlines 0.0%
All Nippon Airways Co. Ltd.	60,000	209,679
Japan Airlines Corp.*	78,000	150,534

		360,213

Auto Components 0.5%
Aisin Seiki Co. Ltd.	18,000	388,922
Bridgestone Corp.	56,700	888,313
Denso Corp.	45,300	1,161,340
NGK Spark Plug Co. Ltd. (b)	16,000	152,765
NHK Spring Co. Ltd.	16,000	107,249
NOK Corp.	9,100	105,751
Stanley Electric Co. Ltd. (b)	13,800	279,876
Sumitomo Rubber Industries, Inc. (b)	15,900	127,846
Toyoda Gosei Co. Ltd. (b)	6,300	170,134
Toyota Boshoku Corp. (b)	5,000	74,546
Toyota Industries Corp.	15,100	375,375

		3,832,117

Automobiles 2.2%
Daihatsu Motor Co. Ltd.	19,000	176,636
Fuji Heavy Industries Ltd.	56,000	226,282
Honda Motor Co. Ltd.	152,700	4,201,561
Isuzu Motors Ltd.	121,000	194,152
Mazda Motor Corp.	73,000	186,726
Mitsubishi Motors Corp.* (b)	334,000	626,063
Nissan Motor Co. Ltd.	224,200	1,360,857
Suzuki Motor Corp.	32,800	735,583
Toyota Motor Corp.	255,400	9,660,060
Yamaha Motor Co. Ltd.	19,100	212,210

		17,580,130

Beverages 0.2%
Asahi Breweries Ltd.	36,200	518,817
Coca-Cola West Co. Ltd. (b)	4,500	86,079
Ito En Ltd. (b)	4,900	69,695
Kirin Holdings Co. Ltd.	74,000	1,032,577
Sapporo Holdings Ltd.	19,000	108,691

		1,815,859

Building Products 0.3%
Asahi Glass Co. Ltd.	94,000	753,057
Daikin Industries Ltd.	23,100	743,554
JS Group Corp.	21,700	334,952
Nippon Sheet Glass Co. Ltd. (b)	58,000	169,031
TOTO Ltd. (b)	24,000	167,514

		2,168,108

Capital Markets 0.4%
Daiwa Securities Group, Inc.	125,000	742,890
JAFCO Co. Ltd.	2,500	83,961
Matsui Securities Co. Ltd. (b)	11,500	104,299
Mizuho Securities Co. Ltd.	33,000	103,289
Nomura Holdings, Inc.	231,300	1,952,672
SBI Holdings, Inc.	1,595	323,968

		3,311,079

Chemicals 1.0%
Asahi Kasei Corp.	112,000	568,349
Daicel Chemical Industries Ltd. (b)	27,000	163,653
Denki Kagaku Kogyo KK (b)	39,000	108,333
DIC Corp.	43,000	67,183
Hitachi Chemical Co. Ltd.	8,400	135,266
JSR Corp.	17,000	291,232
Kaneka Corp.	29,000	206,095
Kansai Paint Co. Ltd.	13,000	93,159
Kuraray Co. Ltd.	33,000	365,887
Mitsubishi Chemical Holdings Corp.	108,000	456,884
Mitsubishi Gas Chemical Co., Inc.	32,000	174,502
Mitsubishi Rayon Co. Ltd.	53,000	154,037
Mitsui Chemicals, Inc. (b)	60,000	191,294
Nissan Chemical Industries Ltd.	14,000	157,401
Nitto Denko Corp.	15,500	472,646
Shin-Etsu Chemical Co. Ltd.	38,100	1,767,312
Showa Denko KK (b)	114,000	203,355
Sumitomo Chemical Co. Ltd.	147,000	661,184
Taiyo Nippon Sanso Corp. (b)	25,000	239,005
Teijin Ltd. (b)	85,000	273,254
Tokuyama Corp.	21,000	154,170
Toray Industries, Inc. (b)	125,000	636,368

12 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Chemicals (continued)

Tosoh Corp.	48,000	$135,795
UBE Industries Ltd.	97,000	270,734

		7,947,098

Commercial Banks 2.2%
77 Bank Ltd. (The)	33,000	192,164
Aozora Bank Ltd.*	53,000	81,836
Bank of Kyoto Ltd. (The)	25,000	231,755
Bank of Yokohama Ltd. (The)	116,000	620,996
Chiba Bank Ltd. (The)	72,000	469,970
Chugoku Bank Ltd. (The)	13,000	180,266
Chuo Mitsui Trust Holdings, Inc.	93,000	354,413
Fukuoka Financial Group, Inc.	63,000	281,794
Gunma Bank Ltd. (The)	38,000	211,288
Hachijuni Bank Ltd. (The)	41,000	231,692
Hiroshima Bank Ltd. (The)	41,000	170,920
Hokuhoku Financial Group, Inc.	96,000	240,670
Iyo Bank Ltd. (The)	20,000	203,892
Joyo Bank Ltd. (The)	66,000	336,804
Mitsubishi UFJ Financial Group, Inc.	863,667	5,333,798
Mizuho Financial Group, Inc. (b)	859,167	1,996,445
Mizuho Trust & Banking Co. Ltd. (b)	123,000	159,043
Nishi-Nippon City Bank Ltd. (The)	52,000	131,390
Resona Holdings, Inc. (b)	47,600	667,329
Sapporo Hokuyo Holdings, Inc.	17,000	48,769
Seven Bank Ltd.	42	110,156
Shinsei Bank Ltd.	109,000	174,051
Shizuoka Bank Ltd. (The)	57,000	564,203
Sumitomo Mitsui Financial Group, Inc.	84,153	3,405,807
Sumitomo Trust & Banking Co. Ltd. (The)	132,000	708,407
Suruga Bank Ltd.	21,000	200,948
Yamaguchi Financial Group, Inc.	17,000	224,243

		17,533,049

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	56,000	766,864
Secom Co. Ltd.	19,600	795,604
Toppan Printing Co. Ltd.	47,000	473,601

		2,036,069

Computers & Peripherals 0.4%
Fujitsu Ltd. (b)	174,000	945,355
NEC Corp. (b)	180,000	704,194
Seiko Epson Corp.	10,400	169,752
Toshiba Corp. (b)	367,000	1,329,828

		3,149,129

Construction & Engineering 0.2%
JGC Corp.	21,000	338,066
Kajima Corp.	69,000	214,830
Kinden Corp.	7,000	61,521
Obayashi Corp.	58,000	283,961
Shimizu Corp.	56,000	243,101
Taisei Corp.	92,000	221,804

		1,363,283

Construction Materials 0.0%
Taiheiyo Cement Corp.	86,000	147,399

Consumer Finance 0.1%
Acom Co. Ltd. (b)	4,590	114,409
Aeon Credit Service Co. Ltd. (b)	6,300	82,437
Credit Saison Co. Ltd.	15,000	190,300
ORIX Corp. (b)	8,360	497,666
Promise Co. Ltd. (b)	5,600	71,463

		956,275

Containers & Packaging 0.0%
Toyo Seikan Kaisha Ltd.	15,400	325,875

Distributors 0.0%
Canon Marketing Japan, Inc.	3,100	43,344

Diversified Consumer Services 0.0%
Benesse Corp.	7,100	284,741

Diversified Financial Services 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,750	154,870

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	46,300	1,885,880

Electric Utilities 1.1%
Chubu Electric Power Co., Inc.	61,500	1,420,489
Chugoku Electric Power Co., Inc. (The) (b)	23,600	492,822
Hokkaido Electric Power Co., Inc.	18,200	340,824
Hokuriku Electric Power Co.	15,300	349,982
Kansai Electric Power Co., Inc. (The)	70,700	1,559,776
Kyushu Electric Power Co., Inc. (b)	35,300	759,830
Shikoku Electric Power Co., Inc.	17,100	510,081

2009 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Electric Utilities (continued)

Tohoku Electric Power Co., Inc.	39,700	$829,430
Tokyo Electric Power Co., Inc. (The)	112,700	2,898,116

		9,161,350

Electrical Equipment 0.4%
Fuji Electric Holdings Co. Ltd.	46,000	75,968
Furukawa Electric Co. Ltd. (b)	60,000	269,962
GS Yuasa Corp. (b)	31,000	272,066
Mitsubishi Electric Corp.	180,000	1,137,801
Panasonic Electric Works Co. Ltd.	31,000	293,045
Sumitomo Electric Industries Ltd.	70,500	790,556
Ushio, Inc.	9,700	154,761

		2,994,159

Electronic Equipment & Instruments 1.2%
Citizen Holdings Co. Ltd.	31,500	161,333
FUJIFILM Holdings Corp.	45,400	1,445,071
Hirose Electric Co. Ltd.	3,000	320,112
Hitachi High-Technologies Corp.	5,600	95,161
Hitachi Ltd.	314,000	977,325
HOYA Corp.	38,400	769,345
Ibiden Co. Ltd.	12,700	356,161
Keyence Corp.	3,910	796,704
Kyocera Corp.	15,100	1,133,795
Mabuchi Motor Co. Ltd. (b)	2,900	139,930
Mitsumi Electric Co. Ltd.	7,700	164,510
Murata Manufacturing Co. Ltd.	20,000	853,721
Nidec Corp.	10,200	620,964
Nippon Electric Glass Co. Ltd.	32,500	363,390
Omron Corp.	19,200	278,217
Shimadzu Corp.	21,000	167,823
TDK Corp.	11,600	544,638
Yaskawa Electric Corp. (b)	24,000	159,401
Yokogawa Electric Corp.	18,600	125,365

		9,472,966

Food & Staples Retailing 0.4%
AEON Co. Ltd. (b)	59,800	590,136
FamilyMart Co. Ltd.	5,700	179,134
Lawson, Inc.	6,700	294,953
Seven & I Holdings Co. Ltd.	73,400	1,721,689
UNY Co. Ltd.	17,000	145,274

		2,931,186

Food Products 0.2%
Ajinomoto Co., Inc.	63,000	498,448
Kikkoman Corp. (b)	15,000	150,239
MEIJI Holdings Co. Ltd.*	5,340	215,108
Nippon Meat Packers, Inc. (b)	17,000	214,071
Nisshin Seifun Group, Inc.	17,000	202,012
Nissin Foods Holdings Co. Ltd.	6,800	205,653
Toyo Suisan Kaisha Ltd.	9,000	185,458
Yakult Honsha Co. Ltd.	7,800	149,027
Yamazaki Baking Co. Ltd.	12,000	135,577

		1,955,593

Health Care Equipment & Supplies 0.2%
Olympus Corp.	22,000	518,166
Terumo Corp.	15,800	696,685

		1,214,851

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,300	106,274
Mediceo Paltac Holdings Co. Ltd.	11,700	133,604
Suzuken Co. Ltd.	5,700	165,156

		405,034

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. (Japan) Ltd.	7,626	141,630
Oriental Land Co. Ltd. (b)	4,900	328,590

		470,220

Household Durables 0.9%
Casio Computer Co. Ltd. (b)	22,600	202,455
Makita Corp.	11,600	280,747
Panasonic Corp.	178,000	2,398,493
Rinnai Corp.	4,100	181,237
Sanyo Electric Co. Ltd.* (b)	158,000	409,272
Sekisui Chemical Co. Ltd.	41,000	257,042
Sekisui House Ltd.	42,000	425,441
Sharp Corp. (b)	93,000	964,955
Sony Corp.	93,000	2,426,656

		7,546,298

Household Products 0.2%
Kao Corp.	48,000	1,044,661
Unicharm Corp. (b)	3,900	297,987

		1,342,648

Independent Power Producers & Energy Traders 0.0% (b)
Electric Power Development Co. Ltd.	12,600	357,568

Industrial Conglomerate 0.1%
Hankyu Hanshin Holdings, Inc.	103,000	482,274

Information Technology Services 0.1%
Itochu Techno-Solutions Corp. (b)	1,300	38,640
Nomura Research Institute Ltd.	9,200	203,970
NTT Data Corp.	119	384,181
Obic Co. Ltd.	330	53,485
Otsuka Corp. (b)	1,300	69,437

		749,713

14 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Insurance 0.6%
Aioi Insurance Co. Ltd.	40,000	$182,343
Mitsui Sumitomo Insurance Group Holdings, Inc.	37,404	978,670
Nipponkoa Insurance Co. Ltd.	62,000	360,762
Nissay Dowa General Insurance Co. Ltd.	7,000	33,821
Sompo Japan Insurance, Inc.	79,000	526,510
Sony Financial Holdings, Inc.	80	220,607
T&D Holdings, Inc.	21,350	610,084
Tokio Marine Holdings, Inc.	65,300	1,793,195

		4,705,992

Internet & Catalog Retail 0.1%
Dena Co. Ltd.	24	80,145
Rakuten, Inc.	624	376,068

		456,213

Internet Software & Services 0.1% (b)
Yahoo! Japan Corp.	1,261	401,117

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc. (b)	19,000	208,419
Nikon Corp.	32,000	553,704
Sankyo Co. Ltd.	5,100	272,094
Sega Sammy Holdings, Inc.	15,700	199,019
Shimano, Inc. (b)	5,500	211,347
Yamaha Corp.	15,400	191,974

		1,636,557

Machinery 1.1%
Amada Co. Ltd.	35,000	216,936
Fanuc Ltd.	17,800	1,426,649
Hino Motors Ltd.	20,000	62,277
Hitachi Construction Machinery Co. Ltd.	8,000	130,030
IHI Corp.*	108,000	186,589
Japan Steel Works Ltd. (The) (b)	29,000	357,452
JTEKT Corp.	18,100	182,953
Kawasaki Heavy Industries Ltd.	142,000	391,212
Komatsu Ltd.	85,000	1,312,566
Kubota Corp.	102,000	840,098
Kurita Water Industries Ltd.	10,700	345,617
Minebea Co. Ltd.	35,000	148,975
Mitsubishi Heavy Industries Ltd.	292,000	1,208,576
Mitsui Engineering & Shipbuilding Co. Ltd.	68,000	159,752
NGK Insulators Ltd.	24,000	489,238
NSK Ltd.	43,000	217,707
NTN Corp.	35,000	140,209
SMC Corp. (b)	5,400	579,912
Sumitomo Heavy Industries Ltd.	45,000	200,218
THK Co. Ltd.	11,500	171,463

		8,768,429

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.	58,000	237,957
Mitsui OSK Lines Ltd.	107,000	691,578
Nippon Yusen KK	104,000	447,913

		1,377,448

Media 0.1%
Dentsu, Inc. (b)	17,801	373,604
Fuji Media Holdings, Inc.	37	55,690
Hakuhodo DY Holdings, Inc.	1,250	67,394
Jupiter Telecommunications Co. Ltd.	200	151,729
Toho Co. Ltd. (b)	9,200	149,674
Tokyo Broadcasting System, HD	1,000	15,716

		813,807

Metals & Mining 0.8%
Daido Steel Co. Ltd.	25,000	102,228
Dowa Holdings Co. Ltd.	20,000	83,028
Hitachi Metals Ltd.	16,000	136,212
JFE Holdings, Inc.	46,900	1,575,960
Kobe Steel Ltd.	248,000	461,950
Maruichi Steel Tube Ltd. (b)	1,600	30,180
Mitsubishi Materials Corp.	109,000	339,411
Mitsui Mining & Smelting Co. Ltd.*	57,000	147,186
Nippon Steel Corp.	473,000	1,811,121
Nisshin Steel Co. Ltd.	61,000	136,186
OSAKA Titanium Technologies Co. (b)	1,400	51,305
Sumitomo Metal Industries Ltd.	326,000	866,733
Sumitomo Metal Mining Co. Ltd.	51,000	716,552
Tokyo Steel Manufacturing Co. Ltd. (b)	10,100	122,958
Yamato Kogyo Co. Ltd.	3,900	114,833

		6,695,843

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd. (b)	31,060	316,068
J. Front Retailing Co. Ltd.	48,400	230,979
Marui Group Co. Ltd.	24,700	172,927
Takashimaya Co. Ltd.	29,000	228,303

		948,277

2009 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Natural Gas Utility 0.2%
Osaka Gas Co. Ltd.	182,000	$580,215
TOHO GAS Co. Ltd.	39,000	158,413
Tokyo Gas Co. Ltd.	215,000	768,193

		1,506,821

Office Electronics 0.6%
Brother Industries Ltd.	19,200	169,849
Canon, Inc.	97,300	3,178,703
Konica Minolta Holdings, Inc.	45,000	470,253
Ricoh Co. Ltd.	63,000	811,704

		4,630,509

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co. Ltd.	45,000	152,377
Idemitsu Kosan Co. Ltd.	2,000	171,373
INPEX Corp.	73	582,133
Japan Petroleum Exploration Co.	2,300	127,324
Nippon Mining Holdings, Inc.	83,000	428,969
Nippon Oil Corp.	123,000	724,400
Showa Shell Sekiyu KK (b)	18,200	192,609
TonenGeneral Sekiyu KK	23,000	234,131

		2,613,316

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	8,500	219,923
OJI Paper Co. Ltd.	80,000	343,771

		563,694

Personal Products 0.1%
Shiseido Co. Ltd.	31,000	507,228

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	43,400	1,532,786
Chugai Pharmaceutical Co. Ltd.	20,900	397,765
Daiichi Sankyo Co. Ltd.	62,600	1,117,550
Dainippon Sumitomo Pharma Co. Ltd.	13,000	113,445
Eisai Co. Ltd.	23,600	838,053
Hisamitsu Pharmaceutical Co., Inc.	6,400	198,869
Kyowa Hakko Kirin Co. Ltd.	21,000	236,959
Mitsubishi Tanabe Pharma Corp.	22,000	252,790
Ono Pharmaceutical Co. Ltd.	7,900	350,493
Santen Pharmaceutical Co. Ltd.	7,100	216,329
Shionogi & Co. Ltd.	28,000	541,073
Taisho Pharmaceutical Co. Ltd.	10,000	189,293
Takeda Pharmaceutical Co. Ltd.	70,800	2,753,128
Tsumura & Co.	5,800	181,020

		8,919,553

Real Estate Investment Trusts 0.1%
Japan Prime Realty Investment Corp.	42	90,617
Japan Real Estate Investment Corp.	41	340,145
Japan Retail Fund Investment Corp.	29	133,807
Nippon Building Fund, Inc.	49	418,916
Nomura Real Estate Office Fund, Inc. (b)	23	146,245

		1,129,730

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	5,100	96,801
Daito Trust Construction Co. Ltd.	7,600	358,414
Daiwa House Industry Co. Ltd.	48,000	516,226
Leopalace21 Corp.	12,500	111,717
Mitsubishi Estate Co. Ltd.	109,000	1,809,864
Mitsui Fudosan Co. Ltd.	78,000	1,353,056
Nomura Real Estate Holdings, Inc. (b)	8,400	144,606
NTT Urban Development Corp.	93	89,664
Sumitomo Realty & Development Co. Ltd.	35,000	639,154
Tokyo Tatemono Co. Ltd. (b)	26,000	144,813
Tokyu Land Corp. (b)	42,000	190,843

		5,455,158

Road & Rail 0.8%
Central Japan Railway Co.	146	897,673
East Japan Railway Co.	31,421	1,892,023
Keihin Electric Express Railway Co. Ltd.	35,000	271,442
Keio Corp. (b)	55,000	319,525
Keisei Electric Railway Co. Ltd.	20,000	119,258
Kintetsu Corp. (b)	152,000	670,109
Nippon Express Co. Ltd.	76,000	345,073
Odakyu Electric Railway Co. Ltd. (b)	59,000	504,477
Tobu Railway Co. Ltd.	73,000	428,560
Tokyu Corp.	102,000	514,630
West Japan Railway Co.	159	525,900

		6,488,670

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	14,100	256,804
Elpida Memory, Inc.*	10,600	114,176
Rohm Co. Ltd.	9,500	693,019
Shinko Electric Industries Co. Ltd.	6,600	81,566
Sumco Corp. (b)	12,200	173,354
Tokyo Electron Ltd.	16,000	772,278

		2,091,197

Software 0.4%
Konami Corp.	9,600	183,856

16 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Software (continued)

Nintendo Co. Ltd.	9,200	$2,546,542
Oracle Corp. Japan (b)	3,100	113,703
Square Enix Holdings Co. Ltd.	6,000	140,935
Trend Micro, Inc.	10,000	319,366

		3,304,402

Specialty Retail 0.2%
ABC-Mart, Inc. (b)	2,600	66,755
Fast Retailing Co. Ltd.	4,500	586,552
Hikari Tsushin, Inc.	1,000	22,547
Nitori Co. Ltd. (b)	3,850	272,682
Shimamura Co. Ltd.	2,100	167,235
USS Co. Ltd.	2,320	119,518
Yamada Denki Co. Ltd.	8,120	472,481

		1,707,770

Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.	13,000	118,593
Nisshinbo Holdings, Inc.	12,000	135,394
Onward Holdings Co. Ltd.	8,000	51,417

		305,404

Tobacco 0.2%
Japan Tobacco, Inc.	400	1,250,528

Trading Companies & Distributors 0.9%
ITOCHU Corp.	141,000	978,582
Marubeni Corp.	154,000	681,215
Mitsubishi Corp.	125,500	2,316,240
Mitsui & Co. Ltd.	161,000	1,908,095
Sojitz Corp.	117,900	258,595
Sumitomo Corp.	104,700	1,064,409
Toyota Tsusho Corp.	17,900	265,152

		7,472,288

Transportation Infrastructure 0.0%
Kamigumi Co. Ltd.	25,000	211,321
Mitsubishi Logistics Corp. (b)	11,000	121,545

		332,866

Wireless Telecommunication Services 0.6%
KDDI Corp.	271	1,438,162
NTT DoCoMo, Inc.	1,450	2,121,155
Softbank Corp.	70,100	1,365,826

		4,925,143

		183,478,362

JERSEY 0.1% (a)
Metals & Mining 0.1%
Randgold Resources Ltd.	7,381	475,613

LUXEMBOURG 0.5% (a)
Energy Equipment & Services 0.1% (b)
Tenaris SA	44,759	610,534

Media 0.1%
SES SA	27,012	516,467

Metals & Mining 0.3%
ArcelorMittal	79,946	2,645,370

Wireless Telecommunication Services 0.0%
Millicom International Cellular SA — SDR*	6,682	377,144

		4,149,515

MEXICO 0.0% (a)
Metals & Mining 0.0%
Fresnillo PLC	18,066	155,107

NETHERLANDS 3.2% (a)
Aerospace & Defense 0.1% (b)
European Aeronautic Defence and Space Co. NV	37,052	601,677

Air Freight & Logistics 0.1%
TNT NV	35,069	685,380

Beverages 0.2%
Heineken Holding NV	9,125	291,521
Heineken NV	23,842	888,458

		1,179,979

Chemicals 0.2%
Akzo Nobel NV (b)	22,426	991,189
Koninklijke DSM NV	13,466	423,414

		1,414,603

Construction & Engineering 0.0%
Koninklijke Boskalis Westminster NV	5,547	126,254

Construction Materials 0.0%
James Hardie Industries NV CDI*	35,830	120,869

Diversified Financial Services 0.2%
ING Groep NV CVA	179,590	1,819,235

Diversified Telecommunication Services 0.3%
Koninklijke KPN NV	165,122	2,278,060
Energy Equipment & Services 0.1%

Fugro NV CVA	5,638	234,768
SBM Offshore NV (b)	14,457	248,225

		482,993

Food & Staples Retailing 0.2%

Koninklijke Ahold NV	114,375	1,318,426

Food Products 0.5%

Unilever NV CVA	149,556	3,616,780

2009 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

NETHERLANDS (continued)

Industrial Conglomerate 0.2%

Koninklijke Philips Electronics NV	89,392	$1,650,267

Insurance 0.1%

Aegon NV	131,561	814,411

Life Sciences Tools & Services 0.0%

QIAGEN NV*	17,957	332,682

Media 0.1%

Reed Elsevier NV	59,674	659,761
Wolters Kluwer NV	26,072	457,332

		1,117,093

Oil, Gas & Consumable Fuels 0.8%

Royal Dutch Shell PLC, B Shares	248,386	6,252,495

Professional Services 0.0%

Randstad Holding NV*	9,567	265,841

Real Estate Investment Trusts 0.0%

Corio NV	4,133	201,544

Semiconductors & Semiconductor Equipment 0.1%

ASML Holding NV	41,843	906,849

		25,185,438

NEW ZEALAND 0.1% (a)
Construction Materials 0.0%
Fletcher Building Ltd.	54,798	232,389

Diversified Telecommunication Services 0.1%

Telecom Corp. of New Zealand Ltd.	160,647	281,905

Electric Utility 0.0%

Contact Energy Ltd.	23,957	90,257

Hotels, Restaurants & Leisure 0.0%

Sky City Entertainment Group Ltd.	37,044	63,971

Transportation Infrastructure 0.0%

Auckland International Airport Ltd.	76,960	79,852

		748,374

NORWAY 0.6% (a)
Chemicals 0.1% (b)
Yara International ASA	18,050	508,358

Commercial Banks 0.1%
DnB NOR ASA*	70,100	535,836

Diversified Telecommunication Services 0.1%
Telenor ASA*	80,200	619,128

Electrical Equipment 0.0% (b)
Renewable Energy Corp. AS*	23,829	186,135

Industrial Conglomerate 0.1%
Orkla ASA	78,442	570,609

Metals & Mining 0.0% (b)
Norsk Hydro ASA*	66,343	341,969

Oil, Gas & Consumable Fuels 0.2%
StatoilHydro ASA	110,053	2,174,720

		4,936,755

PORTUGAL 0.3% (a)
Commercial Banks 0.1%
Banco Comercial Portugues SA	221,733	225,741
Banco Espirito Santo SA	51,367	276,968

		502,709

Construction Materials 0.0%
Cimpor Cimentos de Portugal SGPS SA	22,687	165,715

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA	58,754	576,261

Electric Utility 0.1%
Energias de Portugal SA	164,231	645,072

Food & Staples Retailing 0.0% (b)
Jeronimo Martins SGPS SA	21,486	146,539

Oil, Gas & Consumable Fuels 0.0%
Galp Energia SGPS SA, B Shares	16,889	238,042

Transportation Infrastructure 0.0%
BRISA	24,923	179,138

		2,453,476

SINGAPORE 1.3% (a)
Aerospace & Defense 0.0%
Singapore Technologies Engineering Ltd.	113,000	190,444

Airline 0.1% (b)
Singapore Airlines Ltd.	45,867	420,005

Commercial Banks 0.5%
DBS Group Holdings Ltd.	165,500	1,342,011
Oversea-Chinese Banking Corp. Ltd.	238,000	1,092,932
United Overseas Bank Ltd.	118,000	1,190,960

		3,625,903

Distributors 0.0%
Jardine Cycle & Carriage Ltd.	12,000	158,422

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	82,000	399,395

18 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

SINGAPORE (continued)

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	768,850	$1,586,578

Food & Staples Retailing 0.0%
Olam International Ltd.	114,600	191,145

Food Products 0.1%
Golden Agri-Resources Ltd. (b)	526,603	137,284
Wilmar International Ltd.	80,294	277,003

		414,287

Industrial Conglomerates 0.1%
Fraser and Neave Ltd.	81,745	219,072
Keppel Corp. Ltd. (b)	124,000	587,897
SembCorp Industries Ltd.	99,000	205,337

		1,012,306

Machinery 0.0%
Cosco Corp. Singapore Ltd.	104,000	89,088
SembCorp Marine Ltd.	80,800	148,961

		238,049

Marine 0.0% (b)
Neptune Orient Lines Ltd.	53,000	53,816

Media 0.0%
Singapore Press Holdings Ltd.	147,000	319,950

Real Estate Investment Trusts 0.1%
Ascendas Real Estate Investment Trust (b)	129,466	141,178
CapitaMall Trust	220,200	211,827

		353,005

Real Estate Management & Development 0.1%
CapitaLand Ltd.	246,097	625,843
City Developments Ltd.	50,000	294,711
UOL Group Ltd.	26,000	59,008

		979,562

Road & Rail 0.0%
ComfortDelgro Corp. Ltd.	156,000	137,455

Wireless Telecommunication Services 0.0%
StarHub Ltd.	75,475	111,301

		10,191,623

SPAIN 4.4% (a)
Airline 0.0%
Iberia Lineas Aereas de Espana*	45,750	97,306

Biotechnology 0.0%
Grifols SA	11,987	212,612

Commercial Banks 1.9%
Banco Bilbao Vizcaya Argentaria SA	324,601	4,086,769
Banco de Sabadell SA (b)	87,580	547,712
Banco de Valencia SA (b)	17,605	171,154
Banco Popular Espanol SA (b)	75,108	657,113
Banco Santander SA	748,407	9,045,878
Bankinter SA (b)	25,466	302,082

		14,810,708

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA (b)	14,736	747,957
Fomento de Construcciones y Contratas SA (b)	4,249	174,812
Grupo Ferrovial SA	6,011	193,728
Sacyr Vallehermoso SA	6,352	88,349

		1,204,846

Diversified Financial Services 0.0%
Criteria CaixaCorp. SA	69,528	322,212

Diversified Telecommunication Services 1.1%
Telefonica SA	386,114	8,767,540

Electric Utilities 0.5%
Acciona SA (b)	2,763	341,150
Iberdrola SA (b)	337,997	2,755,924
Red Electrica Corp. SA	10,360	469,565

		3,566,639

Electrical Equipment 0.1%
Gamesa Corp. Tecnologica SA	17,508	333,756

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	18,291	187,626
Iberdrola Renovables SA	81,408	373,177

		560,803

Information Technology Services 0.0% (b)
Indra Sistemas SA	9,312	202,083

Insurance 0.0% (b)
Mapfre SA	68,429	223,543

Machinery 0.0% (b)
Zardoya Otis SA	10,495	219,704

Media 0.0% (b)
Gestevision Telecinco SA	11,192	104,802

Metals & Mining 0.0%
Acerinox SA	13,303	247,113

Natural Gas Utility 0.1% (b)
Enagas	17,309	341,548
Gas Natural SDG SA	21,520	392,953

		734,501

Oil, Gas & Consumable Fuels 0.2% (b)
Repsol YPF SA	67,310	1,506,562

2009 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

SPAIN (continued)

Specialty Retail 0.1%
Inditex SA	20,659	$994,148

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	26,935	508,594
Cintra Concesiones de Infraestructuras de Transporte SA (b)	22,043	137,315

		645,909

		34,754,787

SWEDEN 2.2% (a)
Building Products 0.1%
Assa Abloy AB, Class B	29,400	411,327

Commercial Banks 0.5%
Nordea Bank AB	297,865	2,368,580
Skandinaviska Enskilda Banken AB, Class A*	140,480	621,672
Svenska Handelsbanken AB, A Shares	42,400	804,494
Swedbank AB, A Shares	33,200	194,200

		3,988,946

Commercial Services & Supplies 0.0%
Securitas AB, B Shares	29,800	253,917

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	276,600	2,726,443

Construction & Engineering 0.1% (b)
Skanska AB, B Shares	35,400	397,401

Diversified Financial Services 0.1%
Investor AB, B Shares	42,400	655,982

Diversified Telecommunication Services 0.2%
Tele2 AB, B Shares	28,800	291,839
TeliaSonera AB	204,500	1,076,933

		1,368,772

Health Care Equipment & Supplies 0.0%
Getinge AB, B Shares	19,478	255,851

Household Durables 0.1%
Electrolux AB, Series B*	24,115	337,550
Husqvarna AB, B Shares* (b)	37,778	206,338

		543,888

Machinery 0.4%
Alfa Laval AB (b)	34,375	329,621
Atlas Copco AB, A Shares	62,380	628,472
Atlas Copco AB, B Shares (b)	31,829	289,323
Sandvik AB (b)	93,535	697,535
Scania AB, B Shares	25,441	253,273
SKF AB, B Shares (b)	36,326	449,234
Volvo AB, A Shares	36,599	226,299
Volvo AB, B Shares (b)	100,745	624,321

		3,498,078

Metals & Mining 0.0%
SSAB AB, Series A (b)	17,239	201,458
Ssab Svenskt Stal AB, Series B	6,975	75,352

		276,810

Oil, Gas & Consumable Fuels 0.0%
Lundin Petroleum AB*	21,000	163,369

Paper & Forest Products 0.1%
Holmen AB, Class B	4,600	100,782
Svenska Cellulosa AB, Class B	52,884	557,099

		657,881

Specialty Retail 0.3%
Hennes & Mauritz AB, B Shares	46,850	2,340,742

Tobacco 0.0%
Swedish Match AB	24,000	391,202

		17,930,609

SWITZERLAND 7.7% (a)
Biotechnology 0.1%
Actelion Ltd.*	9,388	492,178

Building Products 0.1%
Geberit AG	3,908	481,614

Capital Markets 1.2%
Credit Suisse Group AG	108,172	4,957,148
Julius Baer Holding AG	20,464	796,073
UBS AG*	309,529	3,801,401

		9,554,622

Chemicals 0.3%
Givaudan SA (b)	705	432,862
Syngenta AG	9,294	2,162,895

		2,595,757

Computers & Peripherals 0.0%
Logitech International SA*	16,170	224,817

Construction Materials 0.1%
Holcim Ltd.*	19,924	1,134,637

Diversified Financial Services 0.0%
Pargesa Holding SA	2,241	139,986

Diversified Telecommunication Services 0.1%
Swisscom AG	2,285	703,304

Electric Utility 0.0%
BKW FMB Energie AG	924	68,051

Electrical Equipment 0.4%
ABB Ltd.	211,552	3,341,319

20 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

SWITZERLAND (continued)

Food Products 1.7%
Aryzta AG*	6,671	$215,216
Lindt & Spruengli AG	70	130,871
Lindt & Spruengli AG (b)	9	199,252
Nestle SA	349,996	13,218,347

		13,763,686

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG	11,391	249,336
Sonova Holding AG	4,426	360,479
Straumann Holding AG	649	118,454

		728,269

Insurance 0.5%
Baloise Holding AG	4,807	357,547
Swiss Life Holding AG	3,353	290,269
Swiss Reinsurance	33,315	1,107,229
Zurich Financial Services AG	14,066	2,486,784

		4,241,829

Life Sciences Tools & Services 0.1%
Lonza Group AG	4,586	456,310

Machinery 0.1%
Schindler Holding AG	4,654	289,584
Schindler Holding AG REG	2,488	154,087

		443,671

Marine 0.1%
Kuehne + Nagel International AG	5,179	406,907

Metals & Mining 0.2%
Xstrata PLC	175,474	1,906,876

Pharmaceuticals 2.2%
Novartis AG	203,692	8,293,648
Roche Holding AG	67,437	9,190,556

		17,484,204

Professional Services 0.1%
Adecco SA (b)	11,752	491,314
SGS SA	448	556,582

		1,047,896

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	66,841	503,822

Textiles, Apparel & Luxury Goods 0.2%
Compagnie Financiere Richemont SA*	49,392	1,029,977
Swatch Group AG (The) BRS	2,948	474,569
Swatch Group AG (The) REG (b)	4,122	135,408

		1,639,954

		61,359,709

UNITED KINGDOM 18.8% (a)
Aerospace & Defense 0.4%
BAE Systems PLC	325,840	1,820,590
Cobham PLC	107,930	307,370
Rolls-Royce Group PLC	170,127	1,017,067

		3,145,027

Airline 0.0%
British Airways PLC*	54,270	111,810

Beverages 0.6%
Diageo PLC	230,652	3,312,498
SABMiller PLC	83,268	1,699,963

		5,012,461

Capital Markets 0.2%
3i Group PLC	73,206	292,833
ICAP PLC	49,064	365,386
Investec PLC	38,164	205,571
Man Group PLC	157,182	720,423
Schroders PLC	7,795	105,461

		1,689,674

Chemicals 0.1%
Johnson Matthey PLC	20,200	383,543

Commercial Banks 2.9%
Barclays PLC	890,432	4,137,401
HSBC Holdings PLC	1,587,194	13,221,655
Lloyds Banking Group PLC	1,534,077	1,768,264
Royal Bank of Scotland Group PLC*	1,556,558	989,225
Standard Chartered PLC	174,418	3,279,204

		23,395,749

Commercial Services & Supplies 0.1%
G4S PLC	112,998	389,152
Serco Group PLC	46,306	322,201

		711,353

Construction & Engineering 0.0%
Balfour Beatty PLC	45,631	232,499

Containers & Packaging 0.0%
Rexam PLC	60,967	286,523

Diversified Financial Services 0.0%
London Stock Exchange Group PLC	14,539	168,351

Diversified Telecommunication Services 0.2%
BT Group PLC	695,413	1,165,027
Cable & Wireless PLC	234,331	514,277

		1,679,304

Electric Utility 0.2%
Scottish & Southern Energy PLC	82,357	1,549,305

2009 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)

Energy Equipment & Services 0.1%
AMEC PLC	31,362	$337,907

Food & Staples Retailing 0.7%
J Sainsbury PLC	97,009	500,920
Tesco PLC	726,546	4,242,429
WM Morrison Supermarkets PLC	203,859	796,139

		5,539,488

Food Products 0.5%
Associated British Foods PLC	28,815	362,977
Cadbury PLC	126,124	1,077,943
Unilever PLC	118,422	2,782,842

		4,223,762

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	82,208	610,254

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	15,142	403,240
Compass Group PLC	171,171	966,098
Intercontinental Hotels Group PLC	24,479	251,959
Ladbrokes PLC	49,808	150,922
Thomas Cook Group PLC	40,914	138,619
TUI Travel PLC	53,323	203,812
Whitbread PLC	16,674	224,879

		2,339,529

Household Durables 0.0%
Berkeley Group Holdings PLC*	6,915	91,659

Household Products 0.3%
Reckitt Benckiser Group PLC	55,367	2,528,203

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	32,004	231,638
International Power PLC	141,615	556,174

		787,812

Industrial Conglomerates 0.1%
Smiths Group PLC	36,547	422,829
Tomkins PLC	84,528	206,165

		628,994

Insurance 0.7%
Admiral Group PLC	14,978	214,758
Aviva PLC	246,529	1,387,890
Friends Provident Group PLC	188,524	203,845
Legal & General Group PLC	550,168	514,540
Old Mutual PLC	469,809	627,343
Prudential PLC	230,994	1,578,769
RSA Insurance Group PLC	309,461	614,412
Standard Life PLC	185,103	568,475

		5,710,032

Internet & Catalog Retail 0.1%
Home Retail Group PLC	82,741	355,134

Machinery 0.0%
Invensys PLC	70,419	259,983

Media 0.5%
British Sky Broadcasting Group PLC	105,695	793,331
Pearson PLC	75,222	757,419
Reed Elsevier PLC	102,535	765,917
Thomson Reuters PLC	16,920	483,872
WPP PLC	109,390	727,359

		3,527,898

Metals & Mining 1.6%
Anglo American PLC	121,400	3,549,222
Antofagasta PLC	37,071	359,878
BHP Billiton PLC	203,268	4,580,850
Eurasian Natural Resources Corp.	26,033	281,678
Kazakhmys PLC	19,601	204,389
Lonmin PLC*	13,500	261,635
Rio Tinto PLC	83,647	2,896,479
Vedanta Resources PLC	13,683	291,268

		12,425,399

Multi-Utility 0.5%
Centrica PLC	471,319	1,732,855
National Grid PLC	224,217	2,023,034
United Utilities Group PLC	63,795	523,064

		4,278,953

Multiline Retail 0.2%
Marks & Spencer Group PLC	146,295	737,624
Next PLC	18,502	448,221

		1,185,845

Oil, Gas & Consumable Fuels 3.6%
BG Group PLC	310,036	5,220,303
BP PLC	1,728,333	13,655,380
Cairn Energy PLC*	12,857	497,065
Royal Dutch Shell PLC, A Shares	325,031	8,152,230
Tullow Oil PLC	73,956	1,145,296

		28,670,274

Pharmaceuticals 1.9%
AstraZeneca PLC	133,244	5,874,376
GlaxoSmithKline PLC	478,251	8,446,517
Shire PLC	52,144	719,599

		15,040,492

Professional Services 0.1%
Capita Group PLC (The)	57,792	681,339

Real Estate Investment Trusts 0.2%
British Land Co. PLC	79,588	501,096

22 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)
Real Estate Investment Trusts (continued)

Hammerson PLC	65,338	$331,275
Land Securities Group PLC	70,535	548,455
Liberty International PLC (b)	39,328	257,787
Segro PLC	517,884	207,072

		1,845,685

Road & Rail 0.0%
Firstgroup PLC	45,365	267,851

Software 0.1%
Autonomy Corp. PLC*	19,882	471,043
Sage Group PLC (The)	123,614	363,156

		834,199

Specialty Retail 0.1%
Carphone Warehouse Group PLC	30,794	80,224
Kingfisher PLC	219,944	645,210

		725,434

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC	41,901	291,982

Tobacco 0.9% (a)
British American Tobacco PLC	183,368	5,061,134
Imperial Tobacco Group PLC	93,792	2,440,892

		7,502,026

Trading Companies & Distributors 0.1%
Bunzl PLC	29,274	242,731
Wolseley PLC*	26,940	515,668

		758,399

Water Utility 0.1%
Severn Trent PLC	22,252	401,225

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	4,842,286	9,416,864

		149,632,221

UNITED STATES 0.1% (a)
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	5,638	545,291

Total Common Stocks (cost $1,015,145,396)		763,895,470

Preferred Stocks 0.3% (a)

GERMANY 0.3%
Automobiles 0.1%
Bayerische Motoren Werke AG	4,349	105,382
Porsche Automobil Holding SE	8,331	560,705
Volkswagen AG	9,994	698,999

		1,365,086

Health Care Equipment & Supplies 0.1%
Fresenius SE	7,723	417,575

Household Products 0.1% (b)
Henkel AG & Co. KGaA	17,032	530,161

Multi-Utility 0.0% (b)
RWE AG	3,229	215,696

Total Preferred Stocks (cost $3,981,201)		2,528,518

Exchange Traded Funds 0.9%

UNITED STATES 0.9%
Equity Fund 0.9%
iShares MSCI EAFE Index Fund	153,075	$7,012,366

Total Exchange Traded Funds (cost $8,291,927)		7,012,366

Rights 0.1% (a)

BELGIUM 0.0%
Beverages 0.0%
Anheuser-Busch InBev NV*	20,488	86

Diversified Financial Services 0.0%
Fortis	162,229	0

		86

NORWAY 0.0%
Electrical Equipment 0.0%
Renewable Energy Corp. AS	8,216	29,399

SINGAPORE 0.0%
Food Products 0.0%
Golden Agri-Resources Ltd.	89,522	12,364

Marine 0.0%
Neptune Orient Lines Ltd.	39,750	4,804

		17,168

SPAIN 0.0%
Machinery 0.0%
Zardoya Otis SA*	10,495	10,673

UNITED KINGDOM 0.1%
Metals & Mining 0.1%
Rio Tinto PLC	43,914	504,227

Total Rights (cost $1,170,334)		561,553

2009 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT International Index Fund (Continued)

Warrants 0.0% (a)

	Shares	Market Value

ITALY 0.0%
Banks 0.0%
UBI Banca SCPA expiring 06/30/11	57,582	$4,442

JAPAN 0.0% (a)

Metals & Mining 0.0%
Dowa Holdings Co. Ltd., expiring 01/29/10	1,000	0

Total Warrants (cost $—)		4,442

Repurchase Agreements 6.3%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $317,513, collateralized by U.S. Government Agency Mortgage ranging from 4.50%-5.00%, maturing 02/15/39-06/20/39; total market value of $323,862	$317,512	317,512
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $49,576,813, collateralized by U.S. Government Agency Mortgages ranging 3.50%-8.50%, maturing 06/01/11-06/01/39; total market value of $50,568,251 (c)	49,576,717	49,576,717
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $155,441, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09-12/01/09; total market value of $158,550	155,441	155,441

Total Repurchase Agreements (cost $50,049,670)		50,049,670

Total Investments (cost $1,078,638,528) (d) — 103.4%		824,052,019

Liabilities in excess of other assets — (3.4)%		(27,323,793)

NET ASSETS — 100.0%		$796,728,226

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 46,908,924.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $49,576,717.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AE	Limited company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

BRS	Bewer Shares

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited partnership with shares

KK	Joint Stock Company

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PPS	Price Protected Shares

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depositary Receipts

SE	Sweden

SGPS	Holding Enterprise

SP	Spain

SpA	Limited share company

24 Semiannual Report 2009

At June 30, 2009, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

30	S&P SPI 200 IDX	09/17/09	2,356,988	(28,189)
169	DJ Euro STOXX 50	09/18/09	5,684,617	(70,330)
76	FTSE 100	09/18/09	5,273,367	(104,406)
65	TOPIX INDX	09/30/09	6,238,839	(108,616)
62	OMSX30 INDX	07/17/09	639,275	10,133
1	HANG SENG IDX	07/31/09	118,842	1,870

			$20,311,928	$(299,538)

At June 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	8/13/09	(87,000)	$(65,794)	$(69,847)	$(4,053)
Australian Dollar	8/13/09	(300,000)	(231,166)	(240,853)	(9,687)
Australian Dollar	8/13/09	(1,000,000)	(771,438)	(802,842)	(31,404)
Australian Dollar	8/13/09	(419,000)	(337,501)	(336,391)	1,110
Australian Dollar	8/13/09	(54,000)	(43,453)	(43,354)	99
British Pound	8/13/09	(75,000)	(113,533)	(123,369)	(9,836)
British Pound	8/13/09	(974,300)	(1,526,701)	(1,602,641)	(75,940)
British Pound	8/13/09	(545,000)	(897,090)	(896,479)	611
Danish Krone	8/13/09	(452,000)	(82,331)	(85,104)	(2,773)
Danish Krone	8/13/09	(540,000)	(99,605)	(101,672)	(2,067)
Euro	8/13/09	(86,000)	(116,738)	(120,628)	(3,890)
Euro	8/13/09	(233,000)	(314,677)	(326,819)	(12,142)
Euro	8/13/09	(127,000)	(174,616)	(178,137)	(3,521)
Euro	8/13/09	(100,000)	(138,961)	(140,266)	(1,305)
Euro	8/13/09	(120,000)	(168,115)	(168,319)	(204)
Euro	8/13/09	(287,000)	(398,373)	(402,562)	(4,189)
Euro	8/13/09	(190,000)	(266,690)	(266,505)	185
Japanese Yen	8/13/09	(26,699,000)	(281,381)	(277,339)	4,042
Japanese Yen	8/13/09	(200,000,000)	(2,125,841)	(2,077,522)	48,319
Japanese Yen	8/13/09	(9,146,000)	(93,291)	(95,005)	(1,714)
Japanese Yen	8/13/09	(10,251,000)	(106,375)	(106,483)	(108)
Norwegian Krone	8/13/09	(750,000)	(116,561)	(116,555)	6
Swedish Krona	8/13/09	(333,000)	(43,712)	(43,185)	527
Swiss Franc	8/13/09	(93,000)	(84,504)	(85,662)	(1,158)

Total Short Contracts			$(8,598,447)	$(8,707,539)	$(109,092)

Long Contracts:
Australian Dollar	8/13/09	2,313,800	1,765,147	1,857,617	92,470
Australian Dollar	8/13/09	253,000	191,578	203,119	11,541
Australian Dollar	8/13/09	368,000	275,681	295,446	19,765
Australian Dollar	8/13/09	116,000	92,750	93,130	380
British Pound	8/13/09	889,300	1,347,046	1,462,823	115,777
British Pound	8/13/09	57,000	86,286	93,760	7,474
British Pound	8/13/09	103,000	157,149	169,426	12,277
British Pound	8/13/09	140,000	229,312	230,289	977
Danish Krone	8/13/09	452,000	82,245	85,103	2,858
Danish Krone	8/13/09	540,000	98,336	101,673	3,337
Euro	8/13/09	952,100	1,292,608	1,335,467	42,859
Euro	8/13/09	36,000	48,926	50,496	1,570
Euro	8/13/09	535,000	756,342	750,421	(5,921)
Euro	8/13/09	167,000	231,175	234,244	3,069
Euro	8/13/09	97,000	135,754	136,058	304
Japanese Yen	8/13/09	250,495,800	2,544,138	2,602,052	57,914
Japanese Yen	8/13/09	19,201,000	197,214	199,453	2,239
Japanese Yen	8/13/09	23,728,000	246,800	246,477	(323)
Japanese Yen	8/13/09	4,665,000	48,774	48,458	(316)
Japanese Yen	8/13/09	16,891,000	175,886	175,457	(429)
Norwegian Krone	8/13/09	750,000	115,318	116,555	1,237
Swedish Krona	8/13/09	754,400	97,987	97,834	(153)
Swedish Krona	8/13/09	318,000	40,315	41,240	925
Swedish Krona	8/13/09	626,000	79,216	81,183	1,967
Swiss Franc	8/13/09	93,000	84,021	85,662	1,641

Total Long Contracts			$10,420,004	$10,793,443	$373,439

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 25

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT International
Index Fund

Assets:
Investments, at value (cost $1,028,588,858)*	$774,002,349
Repurchase agreements, at value and cost	50,049,670

Total Investments	824,052,019

Deposits with broker for futures	2,700,000
Foreign currencies, at value (cost $17,130,070)	17,236,895
Interest and dividends receivable	1,953,708
Receivable for capital shares issued	268,591
Receivable for investments sold	22,823
Unrealized appreciation on forward foreign currency contracts (Note 2)	435,480
Reclaims receivable	488,728
Prepaid expenses and other assets	9,204

Total Assets	847,167,448

Liabilities:
Cash overdraft	2,014
Payable for variation margin on futures contracts	62,003
Payable for investments purchased	340,077
Unrealized depreciation on forward foreign currency contracts (Note 2)	171,133
Payable upon return of securities loaned (Note 2)	49,576,717
Payable for capital shares redeemed	330
Accrued expenses and other payables:
Investment advisory fees	174,370
Fund administration fees	31,208
Distribution fees	8,179
Administrative services fees	7,014
Custodian fees	2,687
Trustee fees	1,606
Compliance program costs (Note 3)	10,907
Professional fees	31,764
Printing fees	4,797
Other	14,416

Total Liabilities	50,439,222

Net Assets	$796,728,226

Represented by:
Capital	$1,066,563,948
Accumulated undistributed net investment income	6,223,988
Accumulated net realized losses from investment transactions, futures and foreign currency transactions	(21,599,350)
Net unrealized appreciation/(depreciation) from investments	(254,586,509)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(299,538)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	264,347
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	161,340

Net Assets	$796,728,226

Net Assets:
Class II Shares	$9,301,122
Class VI Shares	1,146,276
Class VIII Shares	9,632,243
Class Y Shares	776,648,585

Total	$796,728,226

*	Includes value of securities on loan of $46,908,924 (Note 2).

The accompanying notes are an integral part of these financial statements.

26 Semiannual Report 2009

NVIT International
Index Fund

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,369,845
Class VI Shares	168,955
Class VIII Shares	1,419,742
Class Y Shares	114,151,813

Total	117,110,355

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$6.79
Class VI Shares	$6.78
Class VIII Shares	$6.78
Class Y Shares	$6.80

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 27

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT International
Index Fund

INVESTMENT INCOME:
Interest income	$5,935
Dividend income	17,142,807
Income from securities lending (Note 2)	710,726
Foreign tax withholding	(1,656,953)

Total Income	16,202,515

EXPENSES:
Investment advisory fees	877,047
Fund administration fees	157,752
Distribution fees Class II Shares	9,669
Distribution fees Class VI Shares	1,360
Distribution fees Class VIII Shares	16,145
Administrative services fees Class II Shares	6,321
Administrative services fees Class VI Shares	1,124
Administrative services fees Class VIII Shares	2,746
Custodian fees	17,911
Trustee fees	13,129
Compliance program costs (Note 3)	3,742
Professional fees	58,067
Printing fees	23,761
Other	74,250

Total expenses before earnings credit and expenses reimbursed	1,263,024
Earnings credit (Note 5)	(272)
Expenses reimbursed by adviser (Note 3)	(23,116)

Net Expenses	1,239,636

NET INVESTMENT INCOME	14,962,879

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(13,782,797)
Net realized gains from futures transactions (Note 2)	2,149,938
Net realized gains from foreign currency transactions (Note 2)	1,313,391

Net realized losses from investment transactions, futures and foreign currency transactions	(10,319,468)

Net change in unrealized appreciation/(depreciation) from investments	61,802,234
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(602,787)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(64,139)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	156,025

Net change in unrealized appreciation/(depreciation) from investments, futures, foreign currency translations and foreign currency transactions	61,291,333

Net realized/unrealized gains from investments, futures, foreign currency translations and foreign currency transactions	50,971,865

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$65,934,744

The accompanying notes are an integral part of these financial statements.

28 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT International Index Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$14,962,879	$13,293,266
Net realized losses from investment, futures and foreign currency	(10,319,468)	(11,903,558)
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	61,291,333	(319,797,743)

Change in net assets resulting from operations	65,934,744	(318,408,035)

Distributions to Shareholders From:
Net investment income:
Class II	(88,121)	(262,067)
Class VI	(11,009)	(34,730)
Class VII (a)	–	(14)
Class VIII	(90,599)	(230,645)
Class Y	(8,605,212)	(11,659,885)
Net realized gains:
Class II	–	(19,199)
Class VI	–	(2,608)
Class VII (a)	–	(2)
Class VIII	–	(17,043)
Class Y	–	(820,998)

Change in net assets from shareholder distributions	(8,794,941)	(13,047,191)

Change in net assets from capital transactions	146,538,930	623,725,789

Change in net assets	203,678,733	292,270,563

Net Assets:
Beginning of period	593,049,493	300,778,930

End of period	$796,728,226	$593,049,493

Accumulated undistributed net investment income at end of period	$6,223,988	$56,050

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,872,172	$4,431,413
Dividends reinvested	88,121	281,266
Cost of shares redeemed	(1,266,372)	(7,681,038)

Total Class II	693,921	(2,968,359)

Class VI Shares
Proceeds from shares issued	160,563	1,156,766
Dividends reinvested	11,009	37,338
Cost of shares redeemed (b)	(302,497)	(683,173)

Total Class VI	(130,925)	510,931

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	16
Cost of shares redeemed	–	(660)

Total Class VII	–	(644)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.
(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 29

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

CAPITAL TRANSACTIONS: (continued)
Class VIII Shares
Proceeds from shares issued	$2,136,780	$4,363,020
Dividends reinvested	90,599	247,688
Cost of shares redeemed (b)	(1,447,042)	(5,353,702)

Total Class VIII	780,337	(742,994)

Class Y Shares
Proceeds from shares issued	145,199,833	620,077,009
Dividends reinvested	8,605,212	12,480,883
Cost of shares redeemed	(8,609,448)	(5,631,037)

Total Class Y	145,195,597	626,926,855

Change in net assets from capital transactions	$146,538,930	$623,725,789

SHARE TRANSACTIONS:
Class II Shares
Issued	310,535	506,016
Reinvested	14,101	32,148
Redeemed	(210,447)	(893,626)

Total Class II Shares	114,189	(355,462)

Class VI Shares
Issued	27,025	110,865
Reinvested	1,761	4,388
Redeemed	(54,569)	(70,249)

Total Class VI Shares	(25,783)	45,004

Class VII Shares (a)
Issued	–	–
Reinvested	–	1
Redeemed	–	(104)

Total Class VII Shares	–	(103)

Class VIII Shares
Issued	353,587	467,932
Reinvested	14,502	28,981
Redeemed	(239,556)	(573,758)

Total Class VIII Shares	128,533	(76,845)

Class Y Shares
Issued	25,292,854	65,094,524
Reinvested	1,371,293	1,576,384
Redeemed	(1,311,269)	(574,312)

Total Class Y Shares	25,352,878	66,096,596

Total change in shares	25,569,817	65,709,190

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT International Index Fund

		Operations				Distributions				Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.47	0.12	0.27	0.39	(0.07)	–	(0.07)	$6.79	6.09%	$9,301,122	0.79%	4.11%	0.79%	2.43%
Year Ended December 31, 2008 (e)	$11.63	0.28	(5.25)	(4.97)	(0.18)	(0.01)	(0.19)	$6.47	(43.11%)	$8,121,114	0.80%	3.01%	0.80%	5.50%
Year Ended December 31, 2007	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	$11.63	9.40%	$18,733,442	0.76%	1.63%	0.78%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.12	0.82	0.94	(0.12)	–	(0.12)	$10.82	9.57%	$1,095	0.76%	1.83%	1.29%	10.94%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.46	0.12	0.27	0.39	(0.07)	–	(0.07)	$6.78	6.05%	$1,146,276	0.84%	3.94%	0.84%	2.43%
Year Ended December 31, 2008 (e)	$11.62	0.26	(5.23)	(4.97)	(0.18)	(0.01)	(0.19)	$6.46	(43.11%)	$1,258,425	0.75%	2.93%	0.89%	5.50%
Year Ended December 31, 2007	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	$11.62	9.50%	$1,739,262	0.80%	1.97%	0.88%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.07	0.86	0.93	(0.12)	–	(0.12)	$10.81	9.42%	$350,392	0.76%	1.25%	1.13%	10.94%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Net investment income (loss) is based on average shares outstanding during the period.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 31

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT International Index Fund (Continued)

		Operations				Distributions				Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class VIII Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.46	0.12	0.27	0.39	(0.07)	–	(0.07)	$6.78	6.07%	$9,632,243	0.84%	4.10%	0.85%	2.43%
Year Ended December 31, 2008 (e)	$11.61	0.28	(5.24)	(4.96)	(0.18)	(0.01)	(0.19)	$6.46	(43.09%)	$8,345,491	0.76%	3.00%	0.77%	5.50%
Year Ended December 31, 2007	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	$11.61	9.39%	$15,887,449	0.82%	1.87%	0.91%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.07	0.85	0.92	(0.12)	–	(0.12)	$10.80	9.30%	$5,030,724	0.88%	0.98%	1.35%	10.94%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.48	0.14	0.26	0.40	(0.08)	–	(0.08)	$6.80	6.27%	$776,648,585	0.37%	4.62%	0.38%	2.43%
Year Ended December 31, 2008 (e)	$11.65	0.24	(5.18)	(4.94)	(0.22)	(0.01)	(0.23)	$6.48	(42.87%)	$575,324,463	0.37%	2.85%	0.38%	5.50%
Year Ended December 31, 2007	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	$11.65	9.89%	$264,417,580	0.36%	2.15%	0.44%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.14	0.83	0.97	(0.14)	–	(0.14)	$10.83	9.83%	$43,912,307	0.37%	2.21%	0.62%	10.94%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Net investment income (loss) is based on average shares outstanding during the period.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

32 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and Jefferson National Life Insurance Company currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2009 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

34 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 —	Significant	Level 3 — Significant
Asset Type	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$—	$763,895,470	$—	$763,895,470

Preferred Stock	—	2,528,518	—	2,528,518

Exchange Traded Funds	7,012,366	—	—	7,012,366

Rights	—	561,553	—	561,553

Warrants	—	4,442	—	4,442

Futures	(299,538)	—	—	(299,538)

Forward Foreign Currency Contracts	—	264,347	—	264,347

Repurchase Agreements	—	50,049,670	—	50,049,670

Total	6,712,828	817,304,000	—	824,016,828

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NVIT International
Index Fund
Common Stocks

Balance as of 12/31/2008	$94,707

Accrued Accretion/(Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	—

Net Purchase/(Sales)	—

Transfers In/(Out) of Level 3	(94,707)

Balance as of 06/30/2009	$—

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

2009 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Funds that engage in foreign currency transactions translate foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from foreign currency contracts.”

(e)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk

36 Semiannual Report 2009

of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009

Derivatives not	Asset Derivatives		Liability Derivatives
accounted for as	Statement of Assets and		Statement of Assets and
hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$435,480	Unrealized depreciation on forward foreign currency contracts	$(171,133)

Equity contracts*	Net Assets — Net Unrealized Appreciation from futures	12,003	Net Assets — Net Unrealized Depreciation from futures	(311,541)

Total		$447,483		$(482,674)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted
for as hedging instruments			Forward Foreign
under FAS 133	Options	Futures	Currency Contracts	Total

Foreign exchange contracts	$—	$—	$(713,063)	$(713,063)

Equity contracts	—	2,149,938	—	2,149,938

Total	$—	$2,149,938	$(713,063)	$1,436,875

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Operations

Derivatives not accounted
for as hedging instruments			Forward Foreign
under FAS 133	Options	Futures	Currency Contracts	Total

Foreign exchange contracts	$—	$—	$(64,139)	$(64,139)

Equity contracts	—	(602,787)	—	(602,787)

Total	$—	$(602,787)	$(64,139)	$(666,926)

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(f)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of

2009 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2008 remain subject to examination by the Internal Revenue Service.

38 Semiannual Report 2009

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

(k)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$46,908,924	$49,576,717

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

2009 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $1.5 billion	0.27%

$1.5 billion up to $3 billion	0.26%

$3 billion and more	0.25%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $335,601 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.37% for all share classes of the Fund shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Year	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$85,973	$59,094	$23,116

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital

40 Semiannual Report 2009

Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II, Class VI, and Class VIII shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund and 0.40% of the average daily net assets of Class VIII shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, and Class VIII of the Fund.

For the six months ended June 30, 2009, NFS received $12,354 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $3,742.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI and Class VIII shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI and Class VIII shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI and Class VIII shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $252 and $1,098, respectively, from Class VI and Class VIII.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $109 and $2,875, respectively, from Class VI and Class VIII.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate

2009 Semiannual Report 41

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $163,833,490 and sales of $15,584,237 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions

42 Semiannual Report 2009

that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$1,079,198,905	$4,239,583	$(259,386,469)	$(255,146,886)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 43

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

44 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class Y shares for the one-year period ended September 30, 2008 was in the third quintile and above the median of its peer universe, while for the two- year period ended September 30, 2008, the Fund was in the fourth quintile of its peer universe. The Trustees noted that the Fund underperformed its benchmark, the MSCI EAFE Index, for the one-and two-year periods ended September 30, 2008, which was partially attributable to the effect of expenses.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class Y shares were in the first quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 45

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

46 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 47

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

48 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 49

NVIT Bond Index Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

30	Statement of Assets and Liabilities

31	Statement of Operations

32	Statements of Changes in Net Assets

33	Financial Highlights

34	Notes to Financial Statements

42	Supplemental Information

44	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BDX (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Bond Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Bond Index Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class Y	Actual		1,000.00	1,019.10	1.60	0.32
	Hypothetical	[b]	1,000.00	1,023.07	1.60	0.32

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Bond Index Fund
June 30, 2009 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	41.3%
U.S. Government Mortgage Backed Agencies	27.7%
Corporate Bonds	19.6%
Repurchase Agreements	18.0%
Commercial Mortgage Backed Securities	3.7%
Sovereign Bonds	2.3%
Asset-Backed Securities	0.9%
Yankee Dollars	0.9%
Municipal Bonds	0.2%
Collateralized Mortgage Obligations	0.1%
Liabilities in excess of other assets	(14	.7)%

	100.0%

Top Industries

Banks	6.8%
Diversified Financial Services	3.6%
Telecommunications	1.8%
Electric	1.5%
Oil & Gas	1.3%
Insurance	1.0%
Media	0.9%
Pharmaceuticals	0.7%
Retail	0.6%
Pipelines	0.6%
Other*	81.2%

100.0%

Top Holdings

Fannie Mae Pool, Pool #995050, 6.00%, 09/01/37	5.0%
Federal Home Loan Mortgage Corp., 6.00%, 07/13/39	4.6%
Federal Home Loan Mortgage Corp., 5.00%, 07/15/38	4.3%
Fannie Mae Pool, Pool #555421, 5.00%, 05/01/33	4.1%
Federal Home Loan Mortgage Corp. TBA, 5.50%, 08/13/39	3.2%
U.S. Treasury Notes, 4.50%, 09/30/11	2.4%
Federal Home Loan Mortgage Corp., 2.75%, 04/11/11	1.7%
U.S. Treasury Notes, 4.63%, 02/29/12	1.3%
U.S. Treasury Bonds, 6.25%, 08/15/23	1.3%
Fannie Mae Pool, Pool #888596, 6.50%, 07/01/37	1.3%
Other*	70.8%

100.0%

*	For purpose of listing top holdings and industries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.9%

	Principal Amount	Market Value

Automobile Asset-Backed Securities 0.5%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 5.12%, 10/15/10	$1,715,935	$1,727,391
USAA Auto Owner Trust, Series 2008-3, Class A3, 4.65%, 10/15/12	4,750,000	4,894,488

		6,621,879

Credit Card Asset-Backed Securities 0.3%(a)
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	3,321,000	3,499,976

Home Equity Asset-Backed Securities 0.1%(a)
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.39%, 01/25/37	1,545,211	1,478,622

Total Asset-Backed Securities (cost $11,433,440)		11,600,477

Collateralized Mortgage Obligations 0.1% (a)

Banks 0.1%
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.38%, 09/25/35	1,288,690	844,206

Total Collateralized Mortgage Obligations (cost $1,232,899)		844,206

Commercial Mortgage Backed Securities 3.7%

Banks 1.9%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4, 5.36%, 10/10/45	4,070,000	3,205,808
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	1,711,896
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32	4,062,211	4,125,774
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class C, 6.84%, 11/15/35 (a)(b)	1,858,000	1,747,741
Series 2001-CIBC, Class B, 6.45%, 03/15/33	3,746,000	3,641,160
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	1,410,003
Series 2006-LDP7, Class A4, 6.07%, 04/15/45 (a)	3,339,000	2,834,030
Series 2007-CB18, Class AM, 5.47%, 06/12/47	420,000	204,385
Series 2007-LD12, Class A2, 5.83%, 02/15/51	2,200,000	1,951,477
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 6.55%, 04/15/34	1,711,000	1,701,339
Series 2007-C33, Class A4, 5.90%, 02/15/51 (a)	1,945,000	1,431,908

		23,965,521

Diversified Financial Services 1.4%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class AJ, 4.66%, 06/11/41	1,991,000	1,006,270
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.10%, 12/10/49 (a)	3,271,583	2,674,637
CWCapital COBALT, Series 2007-C3, Class A4, 6.02%, 05/15/46 (a)	2,080,000	1,428,129
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 08/10/38 (a)	3,067,000	2,826,078
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4, 5.12%, 11/15/32	3,109,000	2,909,671
Series 2007-C1, Class A2, 5.32%, 02/15/40	2,140,000	2,026,460
Morgan Stanley Capital I
Series 2005-T19, Class A2, 4.73%, 06/12/47	3,097,000	3,027,134
Series 2007-IQ14, Class A4, 5.69%, 04/15/49	2,080,000	1,516,159

		17,414,538

Mortgage-Backed 0.4% (a)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43	5,820,000	5,143,940

Total Commercial Mortgage Backed Securities (cost $50,053,694)		46,523,999

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds 19.6%

	Principal Amount	Market Value

Advertising 0.0%
Omnicom Group, Inc., 5.90%, 04/15/16	$177,000	$177,296

Aerospace & Defense 0.4%
General Dynamics Corp., 4.25%, 05/15/13	250,000	255,244
Goodrich Corp.
6.29%, 07/01/16	354,000	361,787
6.80%, 07/01/36	185,000	182,079
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	207,547
Series B, 6.15%, 09/01/36	354,000	377,881
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	698,297
Northrop Grumman Systems Corp.
7.13%, 02/15/11	611,000	655,825
7.75%, 02/15/31	118,000	147,657
Raytheon Co.
5.50%, 11/15/12	88,000	95,764
6.40%, 12/15/18	206,000	227,977
7.00%, 11/01/28	133,000	146,352
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	297,201
United Technologies Corp.
6.35%, 03/01/11	398,000	426,037
4.88%, 05/01/15	545,000	579,537
6.13%, 07/15/38	400,000	434,170

		5,093,355

Agriculture 0.2%
Altria Group, Inc., 9.70%, 11/10/18	800,000	917,157
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	340,046
5.38%, 09/15/35	147,000	139,382
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	88,000	80,693
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	419,277
6.38%, 05/16/38	210,000	223,427

		2,119,982

Air Freight & Logistics 0.0%
United Parcel Service, Inc., 6.20%, 01/15/38	295,000	322,744

Airlines 0.1%
Continental Airlines, Inc.
Series 00-1, 7.92%, 05/01/10	350,000	341,250
Series 02-1, 6.56%, 08/15/13	233,000	195,855
Qantas Airways Ltd., 6.05%, 04/15/16(b)	177,000	159,894
Southwest Airlines Co., 5.13%, 03/01/17	147,000	126,336

		823,335

Auto Manufacturers 0.2%
Daimler Finance North America LLC
5.88%, 03/15/11	1,987,000	2,020,032
7.30%, 01/15/12	389,000	402,827
6.50%, 11/15/13	487,000	495,053

		2,917,912

Auto Parts & Equipment 0.0%
Johnson Controls, Inc.
5.25%, 01/15/11 (c)	177,000	178,919
4.88%, 09/15/13	177,000	170,271

		349,190

Banks 4.7%
Bank of America Corp.
4.38%, 12/01/10	590,000	591,513
4.50%, 08/01/10	206,000	207,006
5.38%, 08/15/11	383,000	391,565
4.88%, 09/15/12	289,000	285,819
4.88%, 01/15/13	649,000	641,193
4.75%, 08/01/15	619,000	559,721
5.25%, 12/01/15	737,000	648,980
5.63%, 10/14/16	1,460,000	1,319,253
Series L, 2.10%, 04/30/12	2,325,000	2,328,543
Bank of America NA
6.00%, 06/15/16	295,000	266,808
5.30%, 03/15/17	200,000	169,689
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	450,000	473,667
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	354,000	364,245
Bank One Corp.
7.88%, 08/01/10	59,000	61,859
5.25%, 01/30/13	147,000	148,323
8.00%, 04/29/27	290,000	312,730
BB&T Corp., 4.75%, 10/01/12	236,000	230,794
Capital One Financial Corp., 5.25%, 02/21/17	304,000	263,292
Charter One Bank NA, 6.38%, 05/15/12	700,000	653,447
Citigroup, Inc.
4.63%, 08/03/10	324,000	322,386
6.50%, 01/18/11	133,000	135,057

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Banks (continued)
Citigroup, Inc. (continued)

5.13%, 02/14/11	$88,000	$87,749
6.00%, 02/21/12	147,000	145,342
5.25%, 02/27/12	1,750,000	1,708,875
5.63%, 08/27/12	295,000	276,189
5.30%, 01/07/16	1,979,000	1,704,631
5.85%, 08/02/16	413,000	366,640
6.63%, 06/15/32	333,000	273,035
5.88%, 02/22/33	118,000	87,277
5.85%, 12/11/34	525,000	407,722
5.88%, 05/29/37	250,000	195,345
Comerica, Inc., 4.80%, 05/01/15	177,000	129,820
Deutsche Bank AG, 4.88%, 05/20/13	1,250,000	1,283,090
Deutsche Bank Financial LLC, 5.38%, 03/02/15(b)	177,000	171,794
Eksportfinans AS, 5.50%, 05/25/16	383,000	399,911
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	109,667
5.25%, 10/15/13	870,000	887,918
5.13%, 01/15/15	664,000	653,128
5.35%, 01/15/16	1,077,000	1,026,830
5.63%, 01/15/17	1,000,000	950,413
6.13%, 02/15/33	1,150,000	1,073,319
6.75%, 10/01/37	500,000	444,497
HBOS PLC, 5.46%, 11/29/49(b)	354,000	171,082
HSBC Bank USA NA
4.63%, 04/01/14	590,000	579,254
5.63%, 08/15/35	250,000	223,487
HSBC Holdings PLC, 6.50%, 05/02/36	400,000	390,614
Huntington National Bank (The), 5.50%, 02/15/16	300,000	218,200
JPMorgan Chase & Co.
4.50%, 11/15/10	872,000	888,919
4.60%, 01/17/11	590,000	607,206
6.63%, 03/15/12	643,000	676,923
4.75%, 03/01/15	254,000	255,819
5.15%, 10/01/15	501,000	493,846
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	425,993
6.00%, 07/05/17 (b)	2,210,000	2,152,639
6.00%, 10/01/17	1,000,000	973,338
KeyBank NA
5.70%, 08/15/12	265,000	257,208
5.80%, 07/01/14	147,000	136,408
6.95%, 02/01/28	225,000	178,508
Korea Development Bank, 5.75%, 09/10/13	118,000	118,388
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	2,915,000	2,969,397
4.13%, 10/15/14	708,000	715,671
4.38%, 07/21/15 (c)	1,445,000	1,491,741
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	750,000	794,514
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	135,801
Mellon Funding Corp.
6.40%, 05/14/11	265,000	281,515
5.00%, 12/01/14	265,000	269,622
Morgan Stanley
5.05%, 01/21/11	1,030,000	1,050,310
6.60%, 04/01/12	501,000	530,437
5.30%, 03/01/13	664,000	672,544
4.75%, 04/01/14	590,000	557,308
5.45%, 01/09/17	1,325,000	1,237,261
7.25%, 04/01/32	324,000	321,808
National City Bank, 6.20%, 12/15/11	300,000	308,310
National City Corp., 4.90%, 01/15/15	354,000	335,701
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	241,228
4.88%, 02/16/16 (c)	350,000	358,423
PNC Funding Corp., 5.25%, 11/15/15	354,000	336,597
Regions Bank, 3.25%, 12/09/11, FDIC Backed	3,560,000	3,693,735
Santander Central Hispano Issuances Ltd., 7.63%, 09/14/10	59,000	60,553
St. George Bank Ltd., 5.30%, 10/15/15 (b)	236,000	211,171
State Street Capital Trust III, 8.25%, 03/15/42	180,000	152,053
SunTrust Bank
5.20%, 01/17/17	177,000	154,624
5.45%, 12/01/17	183,000	160,731
Synovus Financial Corp., 4.88%, 02/15/13	88,000	71,372
UBS AG/Stamford Branch
5.88%, 07/15/16	1,121,000	970,331
5.88%, 12/20/17	350,000	325,941
UBS Preferred Funding Trust I, 8.62%, 10/29/49	475,000	338,250
UnionBanCal Corp., 5.25%, 12/16/13	206,000	190,244
US Bancorp, Series P, 4.50%, 07/29/10	295,000	300,996

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Banks (continued)

US Bank NA
6.38%, 08/01/11	$501,000	$536,824
4.95%, 10/30/14	265,000	273,474
4.80%, 04/15/15	133,000	130,662
USB Capital IX, 6.19%, 04/15/49	450,000	303,750
Wachovia Bank NA
5.60%, 03/15/16	708,000	664,801
6.60%, 01/15/38	1,000,000	974,818
Wachovia Corp.
5.30%, 10/15/11	2,065,000	2,151,930
4.88%, 02/15/14	183,000	178,733
5.50%, 08/01/35	487,000	376,076
Wells Fargo & Co.
4.63%, 08/09/10	370,000	379,455
5.13%, 09/15/16	206,000	195,466
5.38%, 02/07/35	457,000	401,911
Wells Fargo Capital X, 5.95%, 12/15/36	875,000	647,500
Wells Fargo Capital XIII, 7.70%, 12/29/49 (a)	1,075,000	892,250

		58,852,753

Beverages 0.4%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	28,556
5.00%, 03/01/19	236,000	215,319
5.75%, 04/01/36	324,000	265,930
6.00%, 11/01/41	147,000	121,673
Bottling Group LLC, 4.63%, 11/15/12	413,000	439,424
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	88,000	91,264
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	403,924
7.38%, 03/03/14	480,000	549,071
6.95%, 11/15/26	147,000	160,084
Diageo Finance BV, 5.30%, 10/28/15	649,000	678,613
Miller Brewing Co., 5.50%, 08/15/13 (b)	147,000	145,346
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	241,173
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	420,030
PepsiCo, Inc., 7.90%, 11/01/18	700,000	851,623

		4,612,030

Biotechnology 0.0%
Genentech, Inc.
4.40%, 07/15/10	165,000	169,749
5.25%, 07/15/35	88,000	81,984

		251,733

Building Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	885,000	787,586
Lafarge SA, 6.50%, 07/15/16	265,000	243,662

		1,031,248

Chemicals 0.3%
Albemarle Corp., 5.10%, 02/01/15	118,000	103,340
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	142,852
Dow Chemical Co. (The)
6.00%, 10/01/12	590,000	597,321
8.55%, 05/15/19	585,000	586,041
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	885,000	921,241
Lubrizol Corp.
5.50%, 10/01/14	354,000	351,095
6.50%, 10/01/34	147,000	130,284
Praxair, Inc., 3.95%, 06/01/13	177,000	180,321
Rohm & Haas Co., 7.85%, 07/15/29	118,000	97,440

		3,109,935

Commercial Banks 0.0%
Credit Suisse Guernsey, 5.86%, 05/29/49	400,000	260,000

Commerical Services 0.1%
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	102,719
6.13%, 01/15/17	700,000	615,726
Science Applications International Corp., 5.50%, 07/01/33	177,000	149,048

		867,493

Computers 0.2%
Dell, Inc., 7.10%, 04/15/28	206,000	211,145
Hewlett-Packard Co.
6.50%, 07/01/12	292,000	321,233
5.50%, 03/01/18	800,000	840,954
International Business Machines Corp.
4.75%, 11/29/12	516,000	553,285
5.88%, 11/29/32	983,000	1,016,644

8 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Computers (continued)

		$2,943,261

Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The)
4.85%, 12/15/15	$177,000	189,768
5.80%, 08/15/34	545,000	570,125

		759,893

Diversified Financial Services 2.2%
American Express Co.
4.88%, 07/15/13	1,348,000	1,316,686
8.13%, 05/20/19	845,000	876,881
6.80%, 09/01/66	290,000	208,800
Associates Corp. of North America, 6.95%, 11/01/18	339,000	303,300
AXA Financial, Inc.
7.00%, 04/01/28	133,000	101,229
7.75%, 08/01/10	265,000	265,729
BAE Systems Holdings, Inc., 4.75%, 08/15/10 (b)	236,000	236,906
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	375,963
5.30%, 10/30/15	177,000	173,888
4.65%, 07/02/18	354,000	313,033
Boeing Capital Corp., 6.10%, 03/01/11	50,000	53,258
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	127,975
BSKYB Finance UK PLC, 5.63%, 10/15/15 (b)	147,000	144,732
Capital One Bank USA NA
5.75%, 09/15/10	236,000	240,558
5.13%, 02/15/14	765,000	760,950
Capital One Capital IV, 6.75%, 02/17/37	185,000	123,832
Caterpillar Financial Services Corp.
5.05%, 12/01/10	590,000	614,507
5.50%, 03/15/16	295,000	291,832
Citigroup Funding, Inc., 1.25%, 06/03/11	895,000	893,321
Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	706,000	696,749
Credit Suisse USA, Inc.
6.13%, 11/15/11	265,000	283,720
6.50%, 01/15/12	354,000	382,008
5.13%, 01/15/14	171,000	174,114
5.85%, 08/16/16	400,000	411,826
7.13%, 07/15/32	555,000	592,631
General Electric Capital Corp.
5.50%, 04/28/11 (c)	413,000	427,523
5.40%, 02/15/17	585,000	566,406
6.15%, 08/07/37	1,200,000	988,452
6.38%, 11/15/67	925,000	617,179
Series A, 5.88%, 02/15/12	59,000	61,625
Series A, 6.00%, 06/15/12	263,000	276,463
Series A, 4.88%, 03/04/15	619,000	602,206
Series A, 5.00%, 01/08/16	295,000	289,976
Series A, 5.63%, 09/15/17	2,000,000	1,914,096
Series A, 6.75%, 03/15/32	1,128,000	1,012,612
Goldman Sachs Capital I, 6.35%, 02/15/34	1,250,000	1,008,447
HSBC Finance Corp.
7.00%, 05/15/12	811,000	836,115
5.25%, 04/15/15	265,000	251,637
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	122,107
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	4,190,000	3,603,404
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	333,403
5.45%, 04/10/17	850,000	870,386
Series C, 8.00%, 03/01/32	159,000	178,616
Nissan Motor Acceptance Corp., 4.63%, 03/08/10 (b)	307,000	302,559
Principal Life Global Funding I, 5.25%, 01/15/13	879,000	858,189
SLM Corp., Series A, 5.38%, 05/15/14	1,091,000	876,848
TIAA Global Markets, Inc., 4.95%, 07/15/13 (b)	1,254,000	1,288,930
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/29/49	275,000	162,250
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	366,547

		27,780,404

Electric 1.4%
Alabama Power Co., 5.70%, 02/15/33	574,000	588,040
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	88,935
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	188,453

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Electric (continued)

Appalachian Power Co., Series L, 5.80%, 10/01/35	$206,000	$182,914
Arizona Public Service Co., 5.50%, 09/01/35	215,000	164,745
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,136,797
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	118,000	125,266
Consolidated Edison Co. of New York, Inc.
Series 02-B, 4.88%, 02/01/13	124,000	128,793
Series 03-A, 5.88%, 04/01/33	118,000	118,168
Series 05-C, 5.38%, 12/15/15	177,000	184,357
Dominion Resources, Inc.
Series B, 5.95%, 06/15/35	251,000	239,433
Series C, 5.70%, 09/17/12	162,000	172,319
Series E, 6.30%, 03/15/33	10,000	9,983
DTE Energy Co., 6.35%, 06/01/16	913,000	837,757
Duke Energy Carolinas LLC, 6.25%, 01/15/12	1,650,000	1,774,367
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	41,703
Series A, 5.40%, 06/15/33	74,000	60,983
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	168,899
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	288,722
Exelon Corp.
4.90%, 06/15/15	413,000	384,537
5.63%, 06/15/35	836,000	672,932
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	625,778
Florida Power & Light Co.
4.85%, 02/01/13	147,000	152,810
5.85%, 02/01/33	100,000	105,091
5.95%, 10/01/33	77,000	81,997
5.40%, 09/01/35	130,000	128,857
5.65%, 02/01/37	450,000	461,897
Florida Power Corp., 5.90%, 03/01/33	318,000	329,842
Georgia Power Co., Series K, 5.13%, 11/15/12	106,000	112,541
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	229,349
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	537,935
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	634,000	675,213
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	52,707
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	237,020
Oncor Electric Delivery Co.
6.38%, 05/01/12	552,000	582,487
6.38%, 01/15/15	692,000	723,580
Pacific Gas & Electric Co., 4.80%, 03/01/14	472,000	496,913
PacifiCorp, 5.25%, 06/15/35	177,000	168,270
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	110,299
7.45%, 08/15/32	118,000	105,396
Progress Energy, Inc.
7.10%, 03/01/11	122,000	129,754
7.75%, 03/01/31	236,000	277,262
PSEG Power LLC
6.95%, 06/01/12	74,000	79,666
5.50%, 12/01/15	413,000	410,319
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	251,000	270,357
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	195,000	201,883
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	121,051
SCANA Corp.
6.88%, 05/15/11	516,000	548,276
6.25%, 02/01/12	147,000	153,635
Scottish Power Ltd., 5.81%, 03/15/25	118,000	102,085
Southern California Edison Co.
6.00%, 01/15/34	177,000	187,772
5.55%, 01/15/36	436,000	436,414
Southern Power Co., Series B, 6.25%, 07/15/12	251,000	268,621
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (b)	189,000	186,800
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	153,386
Westar Energy, Inc., 6.00%, 07/01/14	265,000	277,660
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	59,088

10 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Electric (continued)

Xcel Energy, Inc.
5.61%, 04/01/17	$248,000	$244,042
6.50%, 07/01/36	177,000	176,707

		17,760,863

Electrical Components & Equipment 0.0%
Emerson Electric Co., 6.00%, 08/15/32	83,000	84,455

Environmental Control 0.1%
Waste Management, Inc.
7.38%, 08/01/10	147,000	153,183
6.38%, 11/15/12	206,000	218,748
7.00%, 07/15/28	162,000	153,387
6.38%, 03/11/15	500,000	518,022

		1,043,340

Food 0.5%
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	177,000	174,769
Campbell Soup Co., 4.88%, 10/01/13	236,000	249,041
ConAgra Foods, Inc.
6.75%, 09/15/11	10,000	10,694
7.00%, 10/01/28	221,000	219,583
General Mills, Inc., 6.00%, 02/15/12	267,000	287,451
H.J. Heinz Finance Co.
6.00%, 03/15/12	350,000	367,720
6.75%, 03/15/32	88,000	88,909
Kellogg Co., Series B, 7.45%, 04/01/31	147,000	176,525
Kraft Foods, Inc.
5.63%, 11/01/11	468,000	497,238
6.00%, 02/11/13	550,000	585,946
6.50%, 11/01/31	189,000	187,658
7.00%, 08/11/37	500,000	528,023
Kroger Co. (The)
6.80%, 04/01/11	201,000	212,791
6.20%, 06/15/12	236,000	252,256
7.50%, 04/01/31	257,000	296,220
Safeway, Inc.
6.50%, 03/01/11	236,000	249,942
5.80%, 08/15/12	206,000	220,542
5.63%, 08/15/14	177,000	185,689
Sara Lee Corp., 6.25%, 09/15/11	251,000	265,287
SYSCO Corp., 5.38%, 09/21/35	106,000	101,193
Unilever Capital Corp.
7.13%, 11/01/10	324,000	345,939
5.90%, 11/15/32	206,000	220,619
W.M. Wrigley Jr. Co., 4.65%, 07/15/15	215,000	189,738

		5,913,773

Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	171,810
International Paper Co.
5.93%, 10/30/12	43,000	40,047
5.30%, 04/01/15	206,000	188,927
Inversiones CMPC SA, 4.88%, 06/18/13(b)	177,000	177,102
Weyerhaeuser Co., 6.75%, 03/15/12	782,000	782,282

		1,360,168

Gas 0.1%
AGL Capital Corp., 4.45%, 04/15/13	177,000	164,094
Atmos Energy Corp.
5.13%, 01/15/13	133,000	133,282
4.95%, 10/15/14	265,000	263,669
Southern California Gas Co., 4.80%, 10/01/12	383,000	404,433

		965,478

Hand/Machine Tools 0.0%
Black & Decker Corp., 4.75%, 11/01/14	230,000	210,489
Stanley Works (The), 4.90%, 11/01/12	133,000	132,043

		342,532

Health Care Equipment & Supplies 0.1%
Baxter International, Inc., 5.38%, 06/01/18	400,000	418,847
Johnson & Johnson, 4.95%, 05/15/33	663,000	630,881
Medtronic, Inc., Series B, 4.38%, 09/15/10	186,000	190,271

		1,239,999

Health Care Providers & Services 0.3%
Aetna, Inc., 6.00%, 06/15/16	550,000	543,448
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	314,026
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	277,461
5.80%, 03/15/36	708,000	572,670

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Health Care Providers & Services (continued)

WellPoint, Inc.
5.00%, 12/15/14	$1,036,000	$1,010,132
5.25%, 01/15/16	324,000	306,964
5.95%, 12/15/34	118,000	94,987

		3,119,688

Healthcare-Products 0.0%
Baxter International, Inc., 4.63%, 03/15/15	77,000	78,967
Covidien International Finance SA, 6.00%, 10/15/17	400,000	425,379

		504,346

Holding Companies-Diversfied 0.1%
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	671,052

Home Builders 0.0%
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	142,278
Toll Brothers Finance Corp., 6.88%, 11/15/12	88,000	84,795

		227,073

Household Products/Wares 0.1%
Fortune Brands, Inc., 5.38%, 01/15/16	265,000	243,094
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	314,455
4.88%, 08/15/15	800,000	834,603

		1,392,152

Insurance 1.0%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	578,296
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	74,741
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	413,000	197,120
Allstate Corp. (The)
6.13%, 02/15/12	254,000	258,212
6.13%, 12/15/32	118,000	106,511
5.55%, 05/09/35	88,000	74,635
5.95%, 04/01/36	118,000	103,032
6.50%, 05/15/57	195,000	143,325
Series B, 6.13%, 05/15/37	195,000	143,325
American International Group, Inc.
5.05%, 10/01/15	147,000	79,297
5.60%, 10/18/16	585,000	316,294
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	1,090,000	1,157,303
4.85%, 01/15/15	354,000	368,447
Chubb Corp.
6.00%, 05/11/37	315,000	318,820
6.38%, 03/29/67	400,000	320,000
Farmers Insurance Exchange, 8.63%, 05/01/24(b)	400,000	322,728
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	61,778
6.50%, 06/15/34	206,000	124,799
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	102,996
6.10%, 10/01/41	59,000	40,777
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	118,000	91,892
Lincoln National Corp., 6.15%, 04/07/36	440,000	306,556
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	105,951
5.75%, 09/15/15	43,000	40,967
MetLife, Inc.
6.13%, 12/01/11	640,000	669,995
5.50%, 06/15/14	265,000	267,144
5.70%, 06/15/35	659,000	575,590
6.40%, 12/15/36	500,000	357,500
Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	750,000	744,164
Nationwide Financial Services, Inc., 6.75%, 05/15/37	105,000	62,031
Nationwide Mutual Insurance Co., 5.81%, 12/15/24 (b)	295,000	173,236
New York Life Insurance Co., 5.88%, 05/15/33 (b)	200,000	162,991
NLV Financial Corp., 7.50%, 08/15/33 (b)	74,000	55,652
Progressive Corp. (The)
6.25%, 12/01/32	162,000	138,906
6.70%, 06/15/37	370,000	260,889
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	734,250
Series B, 5.10%, 09/20/14	295,000	278,722
Series B, 5.75%, 07/15/33	147,000	116,097
RLI Corp., 5.95%, 01/15/14	118,000	115,620
Travelers Cos, Inc. (The), 5.75%, 12/15/17	585,000	603,729
Travelers Cos., Inc. (The), 6.25%, 03/15/37	400,000	322,386
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	201,344

12 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Insurance (continued)

W.R. Berkley Corp., 5.13%, 09/30/10	$103,000	$99,583
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	147,000	111,806
Willis North America, Inc., 5.63%, 07/15/15	177,000	155,342
XL Capital Ltd., 5.25%, 09/15/14	779,000	653,791

		12,298,570

Machinery-Construction & Mining 0.0%
Caterpillar, Inc.
7.30%, 05/01/31	100,000	106,696
6.05%, 08/15/36	177,000	168,842

		275,538

Machinery-Diversified 0.0%
Deere & Co., 8.10%, 05/15/30	500,000	602,958

Media 0.9%
CBS Corp.
5.63%, 08/15/12	590,000	581,775
8.88%, 05/15/19	50,000	48,731
7.88%, 07/30/30	80,000	63,711
5.50%, 05/15/33	118,000	82,236
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	137,959
Comcast Cable Holdings LLC, 9.80%, 02/01/12	307,000	345,592
Comcast Corp.
5.90%, 03/15/16	413,000	427,217
6.50%, 01/15/17	1,013,000	1,074,654
7.05%, 03/15/33	295,000	313,956
6.50%, 11/15/35	100,000	101,089
6.95%, 08/15/37	295,000	307,590
Cox Communications, Inc.
7.75%, 11/01/10	145,000	150,944
5.45%, 12/15/14	354,000	351,411
5.50%, 10/01/15	383,000	371,072
Historic TW, Inc., 6.88%, 06/15/18	176,000	177,789
News America Holdings, Inc.
9.25%, 02/01/13	118,000	134,542
8.00%, 10/17/16	118,000	125,564
News America, Inc.
5.30%, 12/15/14	367,000	369,624
7.28%, 06/30/28	77,000	70,860
6.20%, 12/15/34	245,000	209,156
6.55%, 03/15/33	300,000	268,509
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	790,233
6.75%, 07/01/18	585,000	609,318
Time Warner, Inc.
6.88%, 05/01/12	911,000	974,538
7.63%, 04/15/31	777,000	755,365
7.70%, 05/01/32	932,000	915,845
Viacom, Inc.
6.25%, 04/30/16	649,000	639,369
6.88%, 04/30/36	324,000	298,504
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	139,000	152,654
Series B, 6.20%, 06/20/14	413,000	460,339

		11,310,146

Metals & Mining 0.0%
ArcelorMittal, 6.13%, 06/01/18	585,000	511,875

Mining 0.2%
Alcoa, Inc., 5.87%, 02/23/22	625,000	490,964
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	235,947
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	245,397
5.25%, 12/15/15	285,000	296,734
Corp. Nacional del Cobre de Chile, 6.38%, 11/30/12	120,000	129,533
Newmont Mining Corp., 5.88%, 04/01/35	236,000	220,367
Placer Dome, Inc., 6.38%, 03/01/33	139,000	140,037
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	264,551
5.75%, 06/01/35	206,000	149,376
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	896,333

		3,069,239

Miscellaneous Manufacturing 0.2%
3M Co., 5.70%, 03/15/37	415,000	432,314
Dover Corp., 4.88%, 10/15/15	224,000	223,475
General Electric Co., 5.00%, 02/01/13	929,000	966,639
Honeywell International, Inc.
6.13%, 11/01/11	147,000	160,491
5.40%, 03/15/16	705,000	747,854

		2,530,773

2009 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Office/Business Equipment 0.0%
Pitney Bowes, Inc.
4.75%, 01/15/16	$295,000	$287,681
4.75%, 05/15/18	88,000	81,836

		369,517

Oil & Gas 1.0%
Anadarko Finance Co.
6.75%, 05/01/11	118,000	122,814
7.50%, 05/01/31	298,000	290,779
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	477,324
Apache Corp.
6.25%, 04/15/12	230,000	248,564
7.63%, 07/01/19	59,000	70,187
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	468,349
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	588,917
Chevron Corp., 3.95%, 03/03/14	585,000	602,295
Conoco Funding Co., 6.35%, 10/15/11	767,000	837,089
ConocoPhillips
4.75%, 10/15/12	675,000	711,179
4.60%, 01/15/15	950,000	976,263
5.90%, 10/15/32	177,000	175,653
6.50%, 02/01/39	400,000	425,773
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	344,573
Devon Energy Corp., 7.95%, 04/15/32	350,000	417,375
Devon Financing Corp. ULC, 6.88%, 09/30/11	643,000	698,357
Hess Corp., 7.30%, 08/15/31	354,000	365,414
Marathon Oil Corp., 6.80%, 03/15/32	118,000	114,538
Motiva Enterprises LLC, 5.20%, 09/15/12(b)	74,000	75,952
Murphy Oil Corp., 6.38%, 05/01/12	59,000	61,558
Nabors Industries, Inc., 5.38%, 08/15/12	41,000	41,376
Occidental Petroleum Corp.
6.75%, 01/15/12	265,000	288,813
7.00%, 11/01/13	500,000	572,438
Pemex Project Funding Master Trust
9.13%, 10/13/10	138,000	148,874
6.63%, 06/15/35	324,000	293,036
PTT PCL, 5.88%, 08/03/35 (b)	177,000	148,787
Transocean Ltd., 7.50%, 04/15/31	177,000	196,116
Valero Energy Corp.
6.88%, 04/15/12	590,000	627,413
7.50%, 04/15/32	118,000	112,908
6.63%, 06/15/37	455,000	388,170
XTO Energy, Inc.
4.90%, 02/01/14	147,000	148,734
5.30%, 06/30/15	280,000	287,796
5.65%, 04/01/16	118,000	119,462
6.50%, 12/15/18	210,000	225,297
6.38%, 06/15/38	610,000	623,416

		12,295,589

Oil & Gas Services 0.1%
Halliburton Co.
5.50%, 10/15/10	472,000	493,658
6.70%, 09/15/38	400,000	429,050

		922,708

Other Financial 0.1%
Capital One Finance, 7.69%, 08/15/36	250,000	177,141
Goldman Sachs Capital II, 5.79%, 12/29/49	575,000	350,434
Wachovia Capital Trust III, 5.80%, 03/15/42	850,000	510,000

		1,037,575

Pharmaceuticals 0.7%
Abbott Laboratories, 5.88%, 05/15/16	481,000	524,589
AstraZeneca PLC
5.40%, 06/01/14	295,000	319,239
5.90%, 09/15/17	400,000	428,332
6.45%, 09/15/37	200,000	221,713
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,516,236
Eli Lilly & Co.
6.00%, 03/15/12	295,000	323,329
7.13%, 06/01/25	118,000	130,907
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	190,330
Merck & Co., Inc.
4.75%, 03/01/15	354,000	369,842
6.40%, 03/01/28	74,000	80,222
5.95%, 12/01/28	162,000	167,630
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	480,850
Pfizer, Inc.
4.65%, 03/01/18 (c)	265,000	252,797
7.20%, 03/15/39	525,000	623,391

14 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Pharmaceuticals (continued)

Pharmacia Corp., 6.60%, 12/01/28	$177,000	$196,875
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,503,815
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	146,474
Wyeth
5.50%, 02/01/14	678,000	725,618
5.50%, 02/15/16	634,000	663,647
6.50%, 02/01/34	206,000	227,634

		9,093,470

Pipelines 0.4%
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	74,916
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	354,000	377,601
Colonial Pipeline Co., 7.63%, 04/15/32	215,000	240,518
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,093,926
Enterprise Products Operating LLC, Series B, 5.60%, 10/15/14	1,194,000	1,227,118
Kern River Funding Corp., 4.89%, 04/30/18	70,363	66,862
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	215,778
6.75%, 03/15/11	91,000	95,375
5.80%, 03/15/35	206,000	173,901
Plains All American Pipeline LP, 5.63%, 12/15/13	330,000	326,992
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	295,338
Texas Eastern Transmission LP, 7.30%, 12/01/10	1,000,000	1,035,375
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	160,685

		5,384,385

Real Estate 0.0%(b)
Westfield Capital Corp. Ltd., 5.13%, 11/15/14	153,000	137,640

Real Estate Investment Trusts 0.4%
AvalonBay Communities, Inc., 6.63%, 09/15/11	88,000	90,820
Boston Properties LP, 5.00%, 06/01/15	590,000	530,786
Camden Property Trust, 5.00%, 06/15/15	147,000	129,751
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	199,422
ERP Operating LP
5.25%, 09/15/14	472,000	448,108
5.38%, 08/01/16	295,000	271,381
HCP, Inc.
6.45%, 06/25/12	56,000	54,500
6.00%, 01/30/17	472,000	400,125
Health Care REIT, Inc., 6.00%, 11/15/13	177,000	162,415
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	655,359
HRPT Properties Trust, 5.75%, 02/15/14	177,000	152,153
Liberty Property LP, 7.25%, 03/15/11	38,000	37,990
Simon Property Group LP
4.60%, 06/15/10	236,000	236,587
5.10%, 06/15/15	531,000	484,869
6.10%, 05/01/16	413,000	385,414
Vornado Realty LP, 5.60%, 02/15/11	206,000	202,825
Washington Real Estate Investment Trust, 5.25%, 01/15/14	118,000	96,958

		4,539,463

Retail 0.6%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	899,870
CVS Caremark Corp., 6.25%, 06/01/27	795,000	806,956
Home Depot, Inc., 5.40%, 03/01/16	590,000	588,950
Kohl’s Corp., 6.30%, 03/01/11	50,000	52,060
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	241,065
McDonald’s Corp., Series I, 5.35%, 03/01/18	360,000	379,861
Target Corp.
10.00%, 01/01/11	66,000	72,195
6.35%, 01/15/11	124,000	132,128
7.00%, 07/15/31	174,000	186,004
6.35%, 11/01/32	313,000	318,450
Wal-Mart Stores, Inc.
4.13%, 07/01/10	413,000	423,135
4.13%, 02/15/11	383,000	397,476
5.00%, 04/05/12	1,800,000	1,952,876
7.55%, 02/15/30	118,000	149,847

2009 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Retail (continued)
Wal-Mart Stores, Inc. (continued)

5.25%, 09/01/35	$708,000	$675,067
Yum! Brands, Inc.
8.88%, 04/15/11	118,000	128,807
6.88%, 11/15/37	600,000	604,799

		8,009,546

Savings & Loans 0.0%
Golden West Financial Corp., 4.75%, 10/01/12	156,000	158,040

Software 0.1%
Microsoft Corp., 2.95%, 06/01/14	420,000	416,953
Oracle Corp., 5.25%, 01/15/16	572,000	598,550

		1,015,503

Telecommunications 1.8%
America Movil SAB de CV
5.75%, 01/15/15	295,000	297,518
6.38%, 03/01/35	177,000	167,846
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	93,728
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	445,130
AT&T, Inc.
5.30%, 11/15/10	383,000	397,635
6.25%, 03/15/11	475,000	503,319
5.88%, 08/15/12	425,000	456,126
5.10%, 09/15/14	1,003,000	1,041,904
5.63%, 06/15/16	295,000	303,584
6.15%, 09/15/34	1,161,000	1,102,164
4.95%, 01/15/13	1,500,000	1,560,009
BellSouth Corp.
6.00%, 10/15/11	838,000	895,305
5.20%, 09/15/14	501,000	521,560
6.55%, 06/15/34	177,000	173,520
Cisco Systems, Inc.
5.25%, 02/22/11	295,000	311,059
5.50%, 02/22/16	425,000	450,241
5.90%, 02/15/39	500,000	492,397
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	756,996
5.75%, 03/23/16	697,000	713,632
8.75%, 06/15/30	369,000	431,999
Embarq Corp.
6.74%, 06/01/13	767,000	774,241
7.08%, 06/01/16	133,000	129,887
France Telecom SA
7.75%, 03/01/11	383,000	414,227
8.50%, 03/01/31	407,000	522,722
GTE Corp.
6.84%, 04/15/18	206,000	214,497
6.94%, 04/15/28	147,000	147,392
Koninklijke KPN NV, 8.00%, 10/01/10	310,000	325,276
Motorola, Inc.
7.63%, 11/15/10	159,000	161,764
7.50%, 05/15/25	206,000	157,590
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	49,262
8.75%, 03/01/31	321,000	391,238
Rogers Communications, Inc., 7.25%, 12/15/12	875,000	940,165
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	213,251
4.95%, 09/30/14	295,000	282,409
5.25%, 10/01/15	940,000	907,417
6.00%, 09/30/34	230,000	194,260
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	235,790
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	589,304
5.85%, 09/15/35	118,000	109,752
Verizon Global Funding Corp.
7.25%, 12/01/10	537,000	571,766
6.88%, 06/15/12	295,000	324,136
7.38%, 09/01/12	522,000	583,970
4.38%, 06/01/13	369,000	376,509
7.75%, 12/01/30	1,190,000	1,328,971
Vodafone Group PLC
5.00%, 12/16/13	664,000	688,641
7.88%, 02/15/30	206,000	236,276

		21,986,385

Transportation 0.3%
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	231,023
7.95%, 08/15/30	206,000	242,404
CSX Corp.
6.75%, 03/15/11	133,000	139,618
5.50%, 08/01/13	507,000	516,023
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	1,017,140
5.59%, 05/17/25	84,000	78,091
Union Pacific Corp.
3.63%, 06/01/10	242,000	245,992
5.38%, 06/01/33	62,000	54,253
6.25%, 05/01/34	236,000	224,440

16 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Transportation (continued)

United Parcel Service of America, Inc.
8.38%, 04/01/20	$118,000	$150,535
8.38%, 04/01/30	177,000	217,385

		3,116,904

Trucking & Leasing 0.0% (b)
TTX Co., 4.90%, 03/01/15	221,000	187,375

Total Corporate Bonds (cost $249,271,970)		245,750,682

Municipal Bonds 0.3%

California 0.1%
State of California, 7.55%, 04/01/39	580,000	528,026

Illinois 0.1%
State of Illinois, 5.10%, 06/01/33	1,005,000	892,842

New Jersey 0.1%
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	290,000	337,577
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	641,843

		979,420

New York 0.0%
Metropolitan Transportation Authority, 7.34%, 11/15/39	145,000	170,898

Texas 0.0% (a)(d)
City of Dallas, Texas, 5.50%, 02/15/24	708,000	707,894

Total Municipal Bonds (cost $3,284,253)		3,279,080

Sovereign Bonds 2.3%

BRAZIL 0.4%
Brazilian Government International Bond, 8.00%, 01/15/18	4,155,000	4,653,600

CANADA 0.3%
Province of British Columbia Canada, 4.30%, 05/30/13	159,000	160,656
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	904,653
Province of Ontario Canada
4.38%, 02/15/13	428,000	445,620
4.50%, 02/03/15	667,000	695,075
4.75%, 01/19/16	295,000	302,489
Province of Quebec Canada
4.60%, 05/26/15	354,000	366,762
Series PD, 7.50%, 09/15/29	578,000	708,700

		3,583,955

CHILE 0.0%
Chile Government International Bond, 5.50%, 01/15/13	177,000	191,702

CHINA 0.0%
China Government International Bond, 4.75%, 10/29/13	295,000	310,744

ITALY 0.2%
Italian Republic
4.38%, 06/15/13 (c)	560,000	586,122
4.50%, 01/21/15	938,000	961,653
4.75%, 01/25/16	413,000	415,299
6.88%, 09/27/23	251,000	281,727
5.38%, 06/15/33	841,000	814,783

		3,059,584

LUXEMBOURG 0.3%
European Investment Bank
4.63%, 05/15/14	895,000	952,429
5.13%, 09/13/16	350,000	374,361
4.63%, 10/20/15	2,325,000	2,509,803

		3,836,593

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	694,440
6.75%, 09/27/34	1,196,000	1,206,166

		1,900,606

POLAND 0.0%
Poland Government International Bond, 5.00%, 10/19/15	224,000	223,104

2009 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)
	Principal Amount	Market Value

REPUBLIC OF KOREA 0.1%
Export-Import Bank of Korea, 5.13%, 02/14/11	$354,000	$358,628
Republic of Korea, 4.25%, 06/01/13 (c)	708,000	695,298

		1,053,926

SOUTH AFRICA 0.0%
South Africa Government International Bond, 6.50%, 06/02/14	206,000	215,785

SPAIN 0.2%
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,892,503

SWEDEN 0.5%
Svensk Exportkredit AB, Series A, 4.88%, 09/29/11	5,899,000	6,225,781

UNITED STATES 0.1%
Inter-American Development Bank
5.00%, 04/05/11	350,000	370,664
5.13%, 09/13/16 (c)	235,000	252,009
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,241,350

		1,864,023

VENEZUELA 0.0%
Corp Andina de Fomento, 6.88%, 03/15/12	236,000	248,809

Total Sovereign Bonds (cost $28,045,615)		29,260,715

U.S. Government Sponsored & Agency Obligations 41.3%

Federal Home Loan Banks
3.63%, 10/18/13	5,000,000	5,169,775
5.25%, 06/05/17	7,000,000	7,734,139
Federal Home Loan Mortgage Corp.
2.75%, 04/11/11	21,235,000	21,835,505
3.88%, 06/29/11	4,840,000	5,085,882
5.13%, 07/15/12	6,091,000	6,673,361
4.38%, 07/17/15	7,214,000	7,698,370
5.00%, 12/14/18 (c)	1,675,000	1,590,247
3.75%, 03/27/19 (c)	895,000	879,466
6.75%, 09/15/29	557,000	679,851
6.25%, 07/15/32	1,245,000	1,479,309
5.00%, 07/15/38	52,500,000	53,385,937
6.00%, 07/13/39	55,500,000	57,910,809
Federal National Mortgage Association
5.13%, 04/15/11 (c)	4,796,000	5,135,835
5.38%, 11/15/11 (c)	3,501,000	3,817,375
2.50%, 05/15/14	4,800,000	4,718,779
4.63%, 10/15/14 (c)	1,779,000	1,918,909
5.00%, 04/15/15	1,628,000	1,782,624
4.38%, 10/15/15 (c)	118,000	124,711
5.38%, 06/12/17	8,495,000	9,477,897
5.00%, 07/17/37	5,200,000	5,380,378
Financing Corp. (FICO), 9.80%, 11/30/17	18,000	24,934
General Electric Capital Corp., 1.80%, 03/11/11	5,830,000	5,882,563
JPMorgan Chase & Co., 2.63%, 12/01/10	7,120,000	7,292,731
Tennessee Valley Authority
4.50%, 04/01/18	4,635,000	4,728,400
Series E, 6.25%, 12/15/17	50,000	57,293
U.S. Treasury Bonds
8.13%, 08/15/19	1,900,000	2,605,079
8.50%, 02/15/20	2,138,000	3,006,562
8.00%, 11/15/21	3,710,000	5,118,642
6.25%, 08/15/23	13,581,000	16,543,356
6.88%, 08/15/25	4,113,000	5,388,672
6.38%, 08/15/27	8,542,000	10,781,610
5.38%, 02/15/31	3,107,000	3,566,252
4.50%, 02/15/36	5,355,000	5,516,485
5.00%, 05/15/37	305,000	339,408
4.50%, 05/15/38	3,180,000	3,282,854
3.50%, 02/15/39	4,870,000	4,211,040
4.25%, 05/15/39	7,275,000	7,201,086
U.S. Treasury Notes
2.00%, 09/30/10 (c)	14,000,000	14,241,178
1.25%, 11/30/10	7,785,000	7,842,453
0.88%, 03/31/11	13,013,000	12,995,211
0.88%, 04/30/11	4,435,000	4,422,005
1.13%, 06/30/11	5,600,000	5,600,875
4.50%, 09/30/11 (c)	28,100,000	30,115,304
4.63%, 02/29/12	15,297,000	16,576,931
1.38%, 04/15/12	3,750,000	3,736,230
4.75%, 05/31/12	6,465,000	7,048,867
1.88%, 06/15/12	8,190,000	8,249,541
2.75%, 02/28/13	7,500,000	7,713,870
1.88%, 02/28/14 (c)	4,000,000	3,896,560
1.75%, 03/31/14	7,655,000	7,403,824
1.88%, 04/30/14	10,525,000	10,213,355
2.25%, 05/31/14	14,000,000	13,811,840
2.63%, 06/30/14	5,600,000	5,617,528
4.00%, 02/15/15	3,250,000	3,452,871
2.38%, 03/31/16	2,000,000	1,905,782
3.25%, 06/30/16	6,135,000	6,154,172
4.88%, 08/15/16 (c)	5,172,000	5,717,889

18 Semiannual Report 2009

U.S. Government Sponsored & Agency Obligations (continued)
	Principal Amount	Market Value

4.63%, 02/15/17	$6,365,000	$6,925,419
4.50%, 05/15/17	5,775,000	6,232,039
8.75%, 05/15/17	124,000	169,803
4.25%, 11/15/17	9,545,000	10,123,666
3.13%, 05/15/19 (c)	9,130,000	8,830,445
United States Treasury Note
4.50%, 04/30/12 (c)	4,000,000	4,328,752
4.25%, 09/30/12 (c)	7,000,000	7,552,888
4.13%, 05/15/15	1,748,000	1,864,350
United States Treasury Notes, 4.50%, 11/15/15 (c)	6,372,000	6,928,556

Total U.S. Government Sponsored & Agency Obligations (cost $506,242,780)		517,698,330

U.S. Government Mortgage Backed Agencies 27.7%
Fannie Mae Pool
Pool #256023, 6.00%, 12/01/35	5,933,561	6,208,107
Pool #257137, 7.00%, 03/01/38	43,136	46,860
Pool #257409, 7.00%, 10/01/38	795,220	863,858
Pool #545556, 7.00%, 04/01/32	41,140	45,071
Pool #545605, 7.00%, 05/01/32	52,202	57,561
Pool #555346, 5.50%, 04/01/33	724,528	751,804
Pool #555421, 5.00%, 05/01/33	50,277,510	51,438,214
Pool #555684, 5.50%, 07/01/33	155,617	161,476
Pool #560868, 7.50%, 02/01/31	3,828	4,178
Pool #607212, 7.50%, 10/01/31	90,145	98,404
Pool #607559, 6.50%, 11/01/31	2,442	2,624
Pool #607632, 6.50%, 11/01/31	443	476
Pool #651361, 7.00%, 07/01/32	29,853	32,676
Pool #656559, 6.50%, 02/01/33	218,250	234,487
Pool #661664, 7.50%, 09/01/32	78,669	85,551
Pool #689741, 5.50%, 02/01/33	274,975	285,327
Pool #694846, 6.50%, 04/01/33	36,537	38,958
Pool #701261, 7.00%, 04/01/33	4,781	5,221
Pool #713560, 5.50%, 04/01/33	68,009	70,570
Pool #720087, 5.50%, 07/01/33	5,819,282	6,038,358
Pool #725221, 5.50%, 01/01/34	92,466	95,947
Pool #725223, 5.50%, 03/01/34	9,545	9,905
Pool #725423, 5.50%, 05/01/34	488,940	507,346
Pool #725425, 5.50%, 04/01/34	6,399,613	6,614,538
Pool #725594, 5.50%, 07/01/34	2,078,716	2,155,673
Pool #728721, 5.50%, 07/01/33	430,222	446,418
Pool #735141, 5.50%, 01/01/35	7,617,319	7,873,139
Pool #743235, 5.50%, 10/01/33	270,489	280,672
Pool #748841, 5.00%, 06/01/22	46,331	48,036
Pool #750229, 6.50%, 10/01/33	196,432	209,450
Pool #755872, 5.50%, 12/01/33	3,065,290	3,180,688
Pool #788027, 6.50%, 09/01/34	196,510	210,454
Pool #788210, 5.50%, 02/01/21	594,444	623,386
Pool #807310, 7.00%, 11/01/34	29,136	31,796
Pool #811505, 5.50%, 10/01/20	41,519	43,657
Pool #811558, 5.50%, 03/01/21	718,482	755,484
Pool #811559, 5.50%, 05/01/21	478,273	501,559
Pool #822023, 5.50%, 07/01/20	23,724	24,945
Pool #825811, 5.50%, 09/01/20	15,013	15,786
Pool #826869, 5.50%, 08/01/20	666,540	700,867
Pool #829704, 5.50%, 10/01/20	55,251	58,096
Pool #830670, 5.50%, 12/01/20	28,785	30,267
Pool #832837, 5.50%, 09/01/20	626,892	659,177

2009 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Fannie Mae Pool (continued)

Pool #835228, 5.50%, 08/01/20	$14,444	$15,188
Pool #837194, 5.50%, 02/01/21	24,440	25,699
Pool #838565, 5.50%, 10/01/20	688,802	724,275
Pool #838566, 5.50%, 10/01/20	25,521	26,835
Pool #839100, 5.50%, 11/01/20	17,949	18,873
Pool #839585, 5.50%, 09/01/20	73,892	77,697
Pool #840102, 5.50%, 10/01/20	595,934	626,625
Pool #840486, 5.00%, 01/01/22	72,020	74,671
Pool #840808, 5.50%, 11/01/20	23,816	25,042
Pool #841947, 5.50%, 10/01/20	28,016	29,459
Pool #843102, 5.50%, 10/01/20	18,578	19,534
Pool #845489, 5.50%, 06/01/21	14,488	15,194
Pool #847832, 5.50%, 11/01/20	34,619	36,402
Pool #847920, 5.50%, 11/01/20	695,039	730,834
Pool #866142, 5.50%, 01/01/21	58,879	61,746
Pool #867183, 5.50%, 02/01/21	74,437	78,061
Pool #870092, 5.50%, 08/01/21	17,445	18,295
Pool #870296, 5.50%, 03/01/21	17,648	18,508
Pool #878120, 5.50%, 04/01/21	31,205	32,725
Pool #878121, 5.50%, 04/01/21	47,812	50,140
Pool #879115, 5.50%, 05/01/21	99,814	104,674
Pool #880950, 5.50%, 07/01/21	533,686	559,670
Pool #883922, 5.50%, 05/01/21	612,012	641,810
Pool #885440, 5.50%, 05/01/21	15,342	16,089
Pool #888596, 6.50%, 07/01/37	15,224,221	16,235,502
Pool #888635, 5.50%, 09/01/36	2,464,588	2,557,371
Pool #889745, 5.50%, 06/01/36	86,052	89,292
Pool #889852, 5.50%, 05/01/35	174,751	181,493
Pool #894126, 5.50%, 10/01/21	13,245	13,877
Pool #894441, 5.83%, 08/01/36 (a)	7,609,095	7,939,519
Pool #896599, 5.50%, 08/01/21	30,539	32,026
Pool #896605, 5.50%, 08/01/21	19,676	20,634
Pool #899242, 5.00%, 03/01/22	28,480	29,528
Pool #899438, 5.50%, 06/01/22	607,113	636,198
Pool #899472, 5.00%, 06/01/22	78,130	81,006
Pool #899475, 5.00%, 06/01/22	541,516	561,450
Pool #901509, 5.00%, 12/01/21	55,296	57,470
Pool #901957, 5.50%, 10/01/36	73,018	75,527
Pool #902789, 5.50%, 11/01/21	518,068	543,291
Pool #903350, 5.00%, 10/01/21	49,772	51,728
Pool #905586, 5.50%, 12/01/21	590,105	618,836
Pool #906185, 5.96%, 01/01/37 (a)	5,514,445	5,753,586
Pool #906205, 5.50%, 01/01/22	19,762	20,706
Pool #906317, 5.50%, 01/01/22	34,341	35,986
Pool #906708, 5.00%, 12/01/21	616,316	640,545
Pool #907252, 7.00%, 12/01/36	829,133	901,784
Pool #912845, 5.00%, 04/01/22	73,343	76,227
Pool #912981, 5.00%, 03/01/22	75,670	78,456
Pool #913323, 5.50%, 04/01/22	20,155	21,121
Pool #913331, 5.50%, 05/01/22	54,144	56,738
Pool #913889, 5.50%, 03/01/22	401,719	421,277
Pool #914324, 5.00%, 03/01/22	25,215	26,143

20 Semiannual Report 2009

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Fannie Mae Pool (continued)

Pool #914385, 5.50%, 03/01/22	$18,699	$19,595
Pool #914758, 5.00%, 04/01/22	516,681	535,701
Pool #915144, 5.00%, 04/01/22	750,300	777,920
Pool #917163, 5.00%, 06/01/22	101,033	104,752
Pool #917688, 5.00%, 04/01/22	79,508	82,435
Pool #918552, 5.00%, 06/01/22	703,389	729,282
Pool #918699, 5.00%, 06/01/22	535,813	555,538
Pool #923092, 5.00%, 03/01/22	543,726	563,742
Pool #923834, 7.00%, 04/01/37	894,036	971,087
Pool #925172, 7.00%, 08/01/37	757,590	822,882
Pool #928106, 5.50%, 02/01/22	910,994	954,636
Pool #928711, 6.00%, 09/01/22	1,200,000	1,272,113
Pool #928940, 7.00%, 12/01/37	832,755	904,526
Pool #939453, 5.00%, 06/01/22	709,705	735,831
Pool #939673, 5.50%, 06/01/22	144,165	151,071
Pool #940903, 5.00%, 06/01/22	73,688	76,401
Pool #941632, 5.00%, 06/01/22	80,050	82,997
Pool #947831, 7.00%, 10/01/37	885,023	961,297
Pool #955194, 7.00%, 11/01/37	1,688,728	1,834,269
Pool #990810, 7.00%, 10/01/38	1,042,327	1,132,294
Pool #995050, 6.00%, 09/01/37	59,843,212	62,612,157
Pool #AA6013, 4.50%, 05/01/39	11,329,539	11,320,577
Federal Home Loan Mortgage Corp. TBA
4.50%, 07/01/20	1,200,000	1,224,000
5.50%, 07/15/22	5,000,000	5,225,000
4.50%, 08/15/23	12,400,000	12,597,631
4.50%, 07/01/35	8,700,000	8,659,214
6.50%, 07/15/37	4,100,000	4,356,250
5.50%, 08/13/39	38,400,000	39,492,019
Federal National Mortgage Association TBA
4.50%, 08/15/21	5,700,000	5,792,625
5.50%, 07/15/22	10,300,000	10,776,375
4.00%, 07/16/24	4,900,000	4,900,000
4.00%, 07/13/39	5,100,000	4,945,406
4.50%, 07/13/39	5,900,000	5,887,091
5.00%, 07/13/39	31,400,000	31,969,125
5.50%, 07/13/39	1,500,000	1,548,282
6.00%, 07/13/39	42,700,000	44,621,500
Freddie Mac Gold Pool
Pool #A16201, 7.00%, 08/01/29	23,011	24,996
Pool #A16419, 6.50%, 11/01/33	47,879	51,262
Pool #A16522, 6.50%, 12/01/33	329,157	352,410
Pool #A17177, 6.50%, 12/01/33	16,323	17,476
Pool #A17262, 6.50%, 12/01/33	70,818	75,821
Pool #A18212, 7.00%, 11/01/29	199,186	216,374
Pool #A21356, 6.50%, 04/01/34	220,790	235,836
Pool #A22067, 6.50%, 05/01/34	283,939	303,287
Pool #A24301, 6.50%, 05/01/34	160,871	171,834
Pool #A24988, 6.50%, 07/01/34	149,534	159,724
Pool #A31989, 6.50%, 04/01/35	84,339	89,810
Pool #A33137, 6.50%, 01/01/35	61,000	65,157
Pool #A37135, 5.50%, 09/01/35	3,522,590	3,648,598
Pool #A38255, 5.50%, 10/01/35	2,982,903	3,089,606
Pool #A38531, 5.50%, 10/01/35	3,636,921	3,767,019
Pool #A39759, 5.50%, 11/01/35	211,888	219,467
Pool #A40141, 6.50%, 11/01/35	126,726	134,946
Pool #A40376, 5.50%, 12/01/35	188,745	195,497
Pool #A41548, 7.00%, 01/01/36	220,022	237,036
Pool #A42305, 5.50%, 01/01/36	1,331,363	1,376,907
Pool #A43452, 5.50%, 03/01/36	116,313	120,292

2009 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)

Pool #A43672, 6.50%, 02/01/36	$65,788	$70,004
Pool #A43861, 5.50%, 03/01/36	3,802,991	3,933,088
Pool #A43884, 5.50%, 03/01/36	2,643,384	2,737,942
Pool #A43885, 5.50%, 03/01/36	2,204,016	2,279,413
Pool #A43886, 5.50%, 03/01/36	3,514,940	3,635,183
Pool #A46935, 6.50%, 09/01/35	73,565	78,336
Pool #A47682, 6.50%, 11/01/35	526,764	560,932
Pool #A48303, 7.00%, 02/01/36	84,177	90,671
Pool #A48378, 5.50%, 03/01/36	1,757,654	1,817,782
Pool #A48735, 5.50%, 05/01/36	399,012	412,662
Pool #A49960, 7.00%, 06/01/36	36,204	38,998
Pool #A53039, 6.50%, 10/01/36	439,169	467,312
Pool #A53219, 6.50%, 10/01/36	346,675	368,891
Pool #A85442, 5.00%, 03/01/39	6,996,159	7,124,878
Pool #B15071, 6.00%, 06/01/17	225,023	239,636
Pool #B16087, 6.00%, 08/01/19	119,204	126,218
Pool #C00351, 8.00%, 07/01/24	2,188	2,418
Pool #C00566, 7.50%, 12/01/27	8,698	9,492
Pool #C00678, 7.00%, 11/01/28	12,643	13,746
Pool #C00836, 7.00%, 07/01/29	4,934	5,360
Pool #C00921, 7.50%, 02/01/30	6,798	7,364
Pool #C01051, 8.00%, 09/01/30	12,495	13,744
Pool #C01103, 7.50%, 12/01/30	5,673	6,145
Pool #C01106, 7.00%, 12/01/30	64,786	70,326
Pool #C01116, 7.50%, 01/01/31	5,189	5,621
Pool #C01209, 8.00%, 06/01/31	2,938	3,232
Pool #C01222, 7.00%, 09/01/31	10,783	11,686
Pool #C01305, 7.50%, 12/01/31	6,350	6,868
Pool #C01345, 7.00%, 04/01/32	46,106	49,924
Pool #C01370, 8.00%, 04/01/32	10,384	11,351
Pool #C01381, 8.00%, 05/01/32	57,562	63,054
Pool #C01806, 7.00%, 01/01/34	66,858	71,966
Pool #C01851, 6.50%, 04/01/34	196,802	210,213
Pool #C18271, 7.00%, 11/01/28	7,225	7,856
Pool #C31282, 7.00%, 09/01/29	1,088	1,182
Pool #C31285, 7.00%, 09/01/29	12,701	13,797
Pool #C32914, 8.00%, 11/01/29	5,903	6,506
Pool #C36306, 7.00%, 02/01/30	7,013	7,613
Pool #C36429, 7.00%, 02/01/30	6,252	6,787
Pool #C37436, 8.00%, 01/01/30	7,412	8,169
Pool #C37703, 7.50%, 04/01/30	4,867	5,272
Pool #C41561, 8.00%, 08/01/30	2,724	2,996
Pool #C43550, 7.00%, 10/01/30	11,237	12,198
Pool #C43967, 8.00%, 10/01/30	50,520	55,569
Pool #C44017, 7.50%, 10/01/30	1,013	1,097
Pool #C44957, 8.00%, 11/01/30	7,578	8,335
Pool #C44978, 7.00%, 11/01/30	2,199	2,387
Pool #C46932, 7.50%, 01/01/31	9,694	10,502
Pool #C47287, 7.50%, 02/01/31	7,747	8,393
Pool #C48206, 7.50%, 03/01/31	15,581	16,878
Pool #C48851, 7.00%, 03/01/31	9,713	10,526
Pool #C53324, 7.00%, 06/01/31	12,857	13,933

22 Semiannual Report 2009

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)

Pool #C54792, 7.00%, 07/01/31	$70,472	$76,368
Pool #C55071, 7.50%, 07/01/31	869	940
Pool #C58647, 7.00%, 10/01/31	3,358	3,639
Pool #C58694, 7.00%, 10/01/31	22,636	24,530
Pool #C60012, 7.00%, 11/01/31	2,508	2,717
Pool #C61105, 7.00%, 12/01/31	10,912	11,825
Pool #C61298, 8.00%, 11/01/31	7,374	8,076
Pool #C62218, 7.00%, 01/01/32	14,317	15,515
Pool #C63171, 7.00%, 01/01/32	34,729	37,634
Pool #C64121, 7.50%, 02/01/32	8,128	8,791
Pool #C65717, 7.50%, 04/01/32	11,092	11,986
Pool #C66744, 7.00%, 04/01/32	2,565	2,777
Pool #C66916, 7.00%, 05/01/32	32,184	34,848
Pool #C67235, 7.00%, 05/01/32	86,986	94,189
Pool #C67259, 7.00%, 05/01/32	4,182	4,528
Pool #C68290, 7.00%, 06/01/32	13,611	14,738
Pool #C68300, 7.00%, 06/01/32	68,350	74,009
Pool #C68307, 8.00%, 06/01/32	3,853	4,211
Pool #C68988, 7.50%, 07/01/32	4,538	4,903
Pool #C69908, 7.00%, 08/01/32	62,674	67,864
Pool #C70211, 7.00%, 08/01/32	46,124	49,943
Pool #C71089, 7.50%, 09/01/32	16,172	17,474
Pool #C72160, 7.50%, 10/01/32	4,339	4,689
Pool #D60780, 8.00%, 06/01/25	4,999	5,536
Pool #D64617, 8.00%, 10/01/25	19,593	21,641
Pool #D82854, 7.00%, 10/01/27	4,852	5,295
Pool #E00394, 7.50%, 09/01/10	7,538	7,833
Pool #E00507, 7.50%, 09/01/12	1,618	1,711
Pool #E00677, 6.00%, 06/01/14	65,402	68,685
Pool #E00802, 7.50%, 02/01/15	34,957	37,244
Pool #E00938, 7.00%, 01/01/16	16,549	17,639
Pool #E00975, 6.00%, 05/01/16	47,344	49,928
Pool #E00985, 6.00%, 06/01/16	26,228	27,662
Pool #E00987, 6.50%, 06/01/16	23,079	24,402
Pool #E00996, 6.50%, 07/01/16	2,868	3,033
Pool #E01083, 7.00%, 11/01/16	5,609	5,975
Pool #E01095, 6.00%, 01/01/17	11,035	11,646
Pool #E01127, 6.50%, 02/01/17	17,500	18,522
Pool #E01137, 6.00%, 03/01/17	16,719	17,648
Pool #E01138, 6.50%, 03/01/17	9,337	9,885
Pool #E01139, 6.00%, 04/01/17	75,139	79,323
Pool #E01140, 6.00%, 05/01/17	65,205	68,841
Pool #E01156, 6.50%, 05/01/17	26,521	28,083
Pool #E01157, 6.00%, 06/01/17	45,876	48,438
Pool #E01205, 6.50%, 08/01/17	19,843	21,012
Pool #E69050, 6.00%, 02/01/13	26,480	28,083
Pool #E72896, 7.00%, 10/01/13	13,197	13,972
Pool #E81394, 7.50%, 10/01/15	11,096	11,840
Pool #E81396, 7.00%, 10/01/15	1,285	1,370
Pool #E82132, 7.00%, 01/01/16	2,997	3,195
Pool #E82815, 6.00%, 03/01/16	12,640	13,429
Pool #E83046, 7.00%, 04/01/16	1,864	1,987

2009 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)

Pool #E83231, 6.00%, 04/01/16	$3,310	$3,525
Pool #E83233, 6.00%, 04/01/16	9,180	9,776
Pool #E83355, 6.00%, 05/01/16	12,445	13,254
Pool #E83636, 6.00%, 05/01/16	19,624	20,898
Pool #E83933, 6.50%, 05/01/16	992	1,052
Pool #E84097, 6.50%, 12/01/15	3,866	4,099
Pool #E84236, 6.50%, 06/01/16	6,414	6,801
Pool #E84912, 6.50%, 08/01/16	14,782	15,675
Pool #E85117, 6.50%, 08/01/16	7,717	8,183
Pool #E85387, 6.00%, 09/01/16	31,413	33,453
Pool #E85800, 6.50%, 10/01/16	5,592	5,930
Pool #E86183, 6.00%, 11/01/16	4,301	4,580
Pool #E86533, 6.00%, 12/01/16	8,416	8,963
Pool #E86995, 6.50%, 01/01/17	21,900	23,222
Pool #E87291, 6.50%, 01/01/17	36,411	38,608
Pool #E87446, 6.50%, 01/01/17	5,496	5,822
Pool #E87584, 6.00%, 01/01/17	8,495	9,047
Pool #E88055, 6.50%, 02/01/17	58,320	61,785
Pool #E88076, 6.00%, 02/01/17	9,908	10,545
Pool #E88106, 6.50%, 02/01/17	34,153	36,183
Pool #E88134, 6.00%, 03/01/17	3,092	3,291
Pool #E88474, 6.00%, 03/01/17	16,648	17,719
Pool #E88729, 6.00%, 04/01/17	12,455	13,256
Pool #E88768, 6.00%, 03/01/17	40,959	43,619
Pool #E89149, 6.00%, 04/01/17	20,712	22,044
Pool #E89151, 6.00%, 04/01/17	13,416	14,278
Pool #E89203, 6.50%, 04/01/17	7,594	8,045
Pool #E89217, 6.00%, 04/01/17	11,681	12,433
Pool #E89222, 6.00%, 04/01/17	71,813	76,431
Pool #E89347, 6.00%, 04/01/17	4,359	4,639
Pool #E89496, 6.00%, 04/01/17	15,324	16,309
Pool #E89530, 6.00%, 05/01/17	45,483	48,408
Pool #E89746, 6.00%, 05/01/17	107,099	113,987
Pool #E89788, 6.00%, 05/01/17	10,552	11,230
Pool #E89909, 6.00%, 05/01/17	17,282	18,393
Pool #E89924, 6.50%, 05/01/17	55,337	58,625
Pool #E90194, 6.00%, 06/01/17	12,313	13,104
Pool #E90227, 6.00%, 06/01/17	10,791	11,485
Pool #E90313, 6.00%, 06/01/17	5,495	5,848
Pool #E90594, 6.00%, 07/01/17	42,737	45,485
Pool #E90645, 6.00%, 07/01/17	70,031	74,535
Pool #E90667, 6.00%, 07/01/17	12,048	12,823
Pool #G01108, 7.00%, 04/01/30	4,188	4,549
Pool #G01217, 7.00%, 03/01/31	58,136	63,107
Pool #G01309, 7.00%, 08/01/31	14,167	15,352
Pool #G01311, 7.00%, 09/01/31	86,640	94,049
Pool #G01315, 7.00%, 09/01/31	3,362	3,649
Pool #G01391, 7.00%, 04/01/32	142,046	154,194
Pool #G01449, 7.00%, 07/01/32	100,859	109,485
Pool #G01536, 7.00%, 03/01/33	77,553	83,478
Pool #G01741, 6.50%, 10/01/34	142,312	152,543
Pool #G01947, 7.00%, 05/01/35	119,669	129,578

24 Semiannual Report 2009

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)

Pool #G04473, 5.50%, 06/01/38	$7,960,765	$8,228,915
Pool #G08023, 6.50%, 11/01/34	224,614	239,920
Pool #G08064, 6.50%, 04/01/35	137,045	145,934
Pool #G08073, 5.50%, 08/01/35	1,976,936	2,047,654
Pool #G08088, 6.50%, 10/01/35	773,134	823,282
Pool #G08111, 5.50%, 02/01/36	4,852,803	5,018,812
Pool #G08116, 5.50%, 03/01/36	957,454	990,208
Pool #G10399, 6.50%, 07/01/09	0	0
Pool #G10749, 6.00%, 10/01/12	37,111	39,323
Pool #G10940, 6.50%, 11/01/11	4,635	4,784
Pool #G11001, 6.50%, 03/01/15	23,059	24,465
Pool #G11003, 7.50%, 04/01/15	1,793	1,910
Pool #G11130, 6.00%, 12/01/11	37,157	38,602
Pool #G11164, 7.00%, 05/01/15	5,881	6,259
Pool #G11207, 7.00%, 11/01/16	15,167	16,170
Pool #G11409, 6.00%, 05/01/17	101,286	107,863
Pool #G11434, 6.50%, 01/01/18	27,479	29,138
Pool #G11458, 6.00%, 09/01/17	30,992	32,898
Pool #G11612, 6.00%, 04/01/14	19,286	20,007
Pool #G11972, 6.00%, 04/01/16	190,248	202,126
Pool #G12245, 6.00%, 07/01/21	119,092	126,100
Pool #G12310, 5.50%, 08/01/21	92,923	97,331
Pool #G12348, 6.00%, 08/01/21	224,947	238,183
Pool #G12412, 5.50%, 11/01/21	122,447	128,256
Pool #G18007, 6.00%, 07/01/19	57,781	61,181
Pool #G18062, 6.00%, 06/01/20	113,056	119,709
Pool #G18096, 5.50%, 01/01/21	88,857	92,989
Pool #G18122, 5.00%, 06/01/21	180,332	187,309
Pool #G18123, 5.50%, 06/01/21	312,083	326,887
Pool #J00718, 5.00%, 12/01/20	1,065,840	1,109,073
Pool #J00854, 5.00%, 01/01/21	664,972	691,945
Pool #J00871, 5.00%, 01/01/21	252,382	262,619
Pool #J00935, 5.00%, 12/01/20	115,329	120,007
Pool #J01049, 5.00%, 01/01/21	2,291,756	2,384,716
Pool #J01189, 5.00%, 02/01/21	139,388	144,780
Pool #J01256, 5.00%, 03/01/21	129,009	134,000
Pool #J01279, 5.50%, 02/01/21	215,046	225,247
Pool #J01414, 5.00%, 03/01/21	114,837	119,279
Pool #J01570, 5.50%, 04/01/21	141,523	148,104
Pool #J01576, 5.00%, 04/01/21	627,710	651,994
Pool #J01633, 5.50%, 04/01/21	633,463	663,513
Pool #J01757, 5.00%, 05/01/21	244,954	254,431
Pool #J01771, 5.00%, 05/01/21	196,354	203,950
Pool #J01833, 5.00%, 05/01/21	113,984	118,394
Pool #J01879, 5.00%, 05/01/21	219,147	227,625
Pool #J01980, 6.00%, 06/01/21	128,973	136,562
Pool #J03028, 5.50%, 07/01/21	127,188	133,222
Pool #J03074, 5.00%, 07/01/21	181,081	188,087
Pool #J06015, 5.00%, 05/01/21	224,684	233,377
Pool #M80898, 4.50%, 02/01/11	297,403	310,884
Pool #M80904, 4.50%, 03/01/11	195,521	202,473
Pool #M80917, 4.50%, 05/01/11	47,607	48,541

2009 Semiannual Report 25

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)

Pool #M80926, 4.50%, 07/01/11	$176,005	$182,809
Pool #M80934, 4.50%, 08/01/11	226,502	234,555
Pool #M80981, 4.50%, 07/01/12	98,260	101,730
Pool #M81009, 4.50%, 02/01/13	126,555	131,055
Freddie Mac Non Gold Pool (a)
Pool #1J1593, 5.74%, 04/01/37	8,795,976	9,266,848
Pool #1J1594, 5.86%, 04/01/37	10,502,387	11,024,484
Ginnie Mae I Pool
Pool #279461, 9.00%, 11/15/19	2,628	2,844
Pool #376510, 7.00%, 05/15/24	6,918	7,523
Pool #416538, 7.00%, 10/15/29	1,776	1,940
Pool #434505, 7.50%, 08/15/29	1,821	1,999
Pool #457801, 7.00%, 08/15/28	12,314	13,429
Pool #470643, 7.00%, 07/15/29	19,015	20,771
Pool #485879, 7.00%, 08/15/31	26,079	28,500
Pool #486019, 7.50%, 01/15/31	4,581	5,015
Pool #486921, 5.50%, 02/15/35	160,229	165,750
Pool #486936, 6.50%, 02/15/29	8,083	8,725
Pool #487053, 7.00%, 03/15/29	11,575	12,644
Pool #502969, 6.00%, 03/15/29	29,408	30,937
Pool #507396, 7.50%, 09/15/30	102,866	112,618
Pool #508473, 7.50%, 04/15/31	15,629	17,111
Pool #509099, 7.00%, 06/15/29	4,798	5,241
Pool #524269, 8.00%, 11/15/29	10,564	11,948
Pool #525561, 8.00%, 01/15/30	3,979	4,502
Pool #528589, 6.50%, 03/15/31	91,146	98,185
Pool #531352, 7.50%, 09/15/30	9,943	10,886
Pool #535388, 7.50%, 01/15/31	4,213	4,613
Pool #536334, 7.50%, 10/15/30	1,210	1,324
Pool #537406, 7.50%, 02/15/31	1,933	2,116
Pool #540659, 7.00%, 01/15/31	1,167	1,276
Pool #544470, 8.00%, 04/15/31	4,409	4,975
Pool #547948, 6.50%, 11/15/31	9,768	10,522
Pool #549742, 7.00%, 07/15/31	7,112	7,772
Pool #550991, 6.50%, 10/15/31	8,917	9,605
Pool #552474, 7.00%, 03/15/32	16,058	17,431
Pool #552616, 7.00%, 06/15/32	81,261	88,207
Pool #552903, 6.50%, 11/15/32	435,708	468,403
Pool #552952, 6.00%, 12/15/32	61,639	64,786
Pool #553144, 5.50%, 04/15/33	261,094	271,313
Pool #553320, 6.00%, 06/15/33	138,563	145,551
Pool #555125, 7.00%, 09/15/31	3,660	3,999
Pool #555171, 6.50%, 12/15/31	4,089	4,405
Pool #564799, 6.00%, 03/15/34	657,648	689,169
Pool #568715, 7.00%, 05/15/32	55,809	60,579
Pool #570022, 7.00%, 07/15/32	123,392	133,938
Pool #571267, 7.00%, 10/15/31	3,202	3,500
Pool #572554, 6.50%, 09/15/31	182,467	196,558
Pool #572733, 6.00%, 07/15/33	28,978	30,440
Pool #573916, 6.00%, 11/15/33	125,003	131,307
Pool #574837, 7.50%, 11/15/31	3,309	3,623
Pool #580972, 6.50%, 02/15/32	6,788	7,298
Pool #583645, 8.00%, 07/15/32	7,662	8,646

26 Semiannual Report 2009

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Ginnie Mae I Pool (continued)

Pool #588192, 6.00%, 02/15/33	$35,585	$37,380
Pool #595077, 6.00%, 10/15/32	72,373	76,068
Pool #596657, 7.00%, 10/15/32	7,060	7,663
Pool #602102, 6.00%, 02/15/33	92,617	97,288
Pool #604243, 6.00%, 04/15/33	147,668	155,115
Pool #604788, 6.50%, 11/15/33	255,674	272,143
Pool #604875, 6.00%, 12/15/33	282,471	296,716
Pool #606308, 5.50%, 05/15/36	442,319	458,112
Pool #606314, 5.50%, 05/15/36	222,869	230,826
Pool #611526, 6.00%, 05/15/33	60,937	64,010
Pool #621856, 6.00%, 01/15/34	118,089	123,749
Pool #630038, 6.50%, 08/15/34	280,172	298,044
Pool #631924, 6.00%, 05/15/33	146,525	153,914
Pool #649454, 5.50%, 09/15/35	1,583,102	1,641,108
Pool #649510, 5.50%, 10/15/35	2,407,000	2,495,194
Pool #649513, 5.50%, 10/15/35	3,331,775	3,453,853
Pool #652207, 5.50%, 03/15/36	2,778,039	2,877,224
Pool #652539, 5.00%, 05/15/36	206,980	211,605
Pool #653598, 5.50%, 05/15/36	643,482	666,456
Pool #655519, 5.00%, 05/15/36	442,487	452,373
Pool #657912, 6.50%, 08/15/36	146,935	156,170
Pool #781014, 6.00%, 04/15/29	23,963	25,064
Pool #781124, 7.00%, 12/15/29	44,440	48,506
Pool #781287, 7.00%, 05/15/31	24,851	27,154
Pool #781319, 7.00%, 07/15/31	7,950	8,687
Pool #781328, 7.00%, 09/15/31	23,375	25,540
Pool #781380, 7.50%, 12/15/31	6,938	7,449
Pool #781401, 7.50%, 02/15/32	20,541	22,488
Pool #781429, 8.00%, 03/15/32	19,161	21,681
Pool #781431, 7.00%, 04/15/32	88,468	96,626
Pool #781478, 7.50%, 03/15/32	12,287	13,606
Pool #781481, 7.50%, 01/15/32	37,442	41,009
Pool #781688, 6.00%, 12/15/33	277,306	289,177
Pool #781690, 6.00%, 12/15/33	121,072	126,283
Pool #781699, 7.00%, 12/15/33	48,192	52,665
Pool #781804, 6.00%, 09/15/34	415,646	432,920
Pool #781847, 6.00%, 12/15/34	360,747	375,714
Pool #781902, 6.00%, 02/15/35	339,120	353,175
Pool #781916, 6.50%, 03/15/32	460,008	495,375
Pool #781933, 6.00%, 06/15/35	62,509	65,094
Government National Mortgage Association TBA
5.00%, 08/01/34	6,900,000	7,005,653
4.50%, 07/01/35	1,400,000	1,397,375
6.00%, 07/15/35	2,500,000	2,603,905

Total U.S. Government Mortgage Backed Agencies (cost $342,094,144)		346,745,318

Yankee Dollars 0.9%

Banks 0.1%
Inter-American Development Bank, 6.80%, 10/15/25	413,000	477,295
Westpac Banking Corp., 4.63%, 06/01/18	147,000	131,147

		608,442

Chemicals 0.0%
Potash Corp. of Saskatchewan, Inc.
7.75%, 05/31/11	41,000	44,952
4.88%, 03/01/13	165,000	169,525

		214,477

2009 Semiannual Report 27

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)
	Principal Amount	Market Value

Diversified Financial Services 0.0%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	$365,000	$388,691

Electric 0.1%
Hydro Quebec
8.40%, 01/15/22	220,000	268,852
8.88%, 03/01/26	156,000	207,513

		476,365

Energy 0.0%
Shell International Finance BV, 6.38%, 12/15/38	410,000	446,581

Insurance 0.0%
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	60,265

Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	83,819
Rio Tinto Alcan, Inc.
6.45%, 03/15/11	44,000	45,463
4.50%, 05/15/13	372,000	362,587
Vale Inco Ltd., 7.75%, 05/15/12	177,000	190,703
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	132,818

		815,390

Oil & Gas 0.3%
Burlington Resources Finance Co.
6.40%, 08/15/11	124,000	133,715
6.50%, 12/01/11	206,000	225,366
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	285,738
EnCana Corp.
4.75%, 10/15/13	339,000	341,742
6.50%, 08/15/34	350,000	355,501
Nexen, Inc.
5.05%, 11/20/13	295,000	297,190
5.20%, 03/10/15	350,000	335,511
5.88%, 03/10/35	133,000	113,960
6.40%, 05/15/37	350,000	321,461
Petro-Canada, 5.95%, 05/15/35	271,000	244,230
StatoilHydro ASA, 6.80%, 01/15/28	650,000	730,099
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	130,827
5.75%, 05/15/35	350,000	271,868

		3,787,208

Oil & Gas Services 0.0%
Weatherford International Ltd., 5.50%, 02/15/16	74,000	70,956

Pipelines 0.2%
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,470,306
TransCanada Pipelines Ltd., 5.85%, 03/15/36	750,000	724,122

		2,194,428

Telecommunications 0.0%
Vodafone Group PLC, 4.15%, 06/10/14	465,000	457,704

Transportation 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,057,656
6.90%, 07/15/28	242,000	269,058
6.20%, 06/01/36	236,000	244,725

		1,571,439

Total Yankee Dollars (cost $11,116,141)		11,091,946

Repurchase Agreements 18.0%

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $131,751,035, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $134,385,720	131,750,706	131,750,706
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $28,710,847, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $29,290,119(e)	28,710,791	28,710,791

28 Semiannual Report 2009

Repurchase Agreements (continued)
	Principal Amount	Market Value

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $64,500,102, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $65,790,012	$64,500,012	$64,500,012

Total Repurchase Agreements (cost $224,961,509)		224,961,509

Total Investments (cost $1,427,736,445) (f) — 114.8%		1,437,756,262

Liabilities in excess of other assets — (14.8)%		(185,347,585)

NET ASSETS — 100.0%		$1,252,408,677

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $9,588,916 which represents 0.77% of net assets.

(c)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was $84,128,216.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2009.

(e)	The security was purchased with cash collateral held from securities on loan (Note 2). The total value of this security as of June 30, 2009 was $28,710,791.

(f)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

FICO	Fair Isaac Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd	Limited

NA	National Association

NV	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

TBA	To Be Announced.

UK	United Kingdom

ULC	Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 29

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Bond
Index Fund

Assets:
Investments, at value (cost $1,202,774,936)*	$1,212,794,753
Repurchase agreements, at value and cost	224,961,509

Total Investments	1,437,756,262

Cash	287
Interest and dividends receivable	12,050,452
Receivable for capital shares issued	464,660
Receivable for investments sold	215,446,278
Prepaid expenses and other assets	17,381

Total Assets	1,665,735,320

Liabilities:
Payable for investments purchased	383,845,640
Interest payable	152,704
Payable upon return of securities loaned (Note 2)	28,710,791
Payable for capital shares redeemed	227,366
Accrued expenses and other payables:
Investment advisory fees	207,806
Fund administration fees	45,098
Custodian fees	15,798
Trustee fees	4,877
Compliance program costs (Note 3)	28,109
Professional fees	68,344
Other	20,110

Total Liabilities	413,326,643

Net Assets	$1,252,408,677

Represented by:
Capital	$1,242,415,255
Accumulated undistributed net investment income	1,810,819
Accumulated net realized losses from investment transactions	(1,837,214)
Net unrealized appreciation/(depreciation) from investments	10,019,817

Net Assets	$1,252,408,677

Net Assets:
Class Y Shares	$1,252,408,677

Total	$1,252,408,677

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	124,584,064

Total	124,584,064

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.05

*	Includes value of securities on loan of $84,128,216. (Note 2)

The accompanying notes are an integral part of these financial statements.

30 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Bond
Index Fund

INVESTMENT INCOME:
Interest income	$28,885,849
Income from securities lending (Note 2)	7,816

Total Income	28,893,665

EXPENSES:
Investment advisory fees	1,290,115
Fund administration fees	285,458
Custodian fees	22,903
Trustee fees	27,304
Compliance program costs (Note 3)	7,189
Professional fees	120,597
Printing fees	17,872
Other	123,108

Total expenses before earnings credit and expenses reimbursed	1,894,546
Earnings credit (Note 4)	(931)
Expenses reimbursed by adviser (Note 3)	(22,152)

Net Expenses	1,871,463

NET INVESTMENT INCOME	27,022,202

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	792,950
Net change in unrealized appreciation/(depreciation) from investments	(4,729,572)

Net realized/unrealized losses from investments	(3,936,622)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,085,580

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 31

Statements of Changes in Net Assets

	NVIT Bond Index Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$27,022,202	$67,850,208
Net realized gains (losses) from investment	792,950	(2,789,982)
Net change in unrealized appreciation/(depreciation) from investments	(4,729,572)	578,092

Change in net assets resulting from operations	23,085,580	65,638,318

Distributions to Shareholders From:
Net investment income:
Class Y (a)	(26,609,946)	(67,095,919)
Net realized gains:
Class Y (a)	–	(9,685,617)

Change in net assets from shareholder distributions	(26,609,946)	(76,781,536)

Change in net assets from capital transactions	(110,881,655)	(183,628,240)

Change in net assets	(114,406,952)	(194,771,458)

Net Assets:
Beginning of period	1,366,814,698	1,561,586,156

End of period	$1,252,408,677	$1,366,814,698

Accumulated undistributed net investment income at end of period	$1,810,819	$1,398,563

CAPITAL TRANSACTIONS:
Class Y Shares (a)
Proceeds from shares issued	$156,936,958	$106,315,569
Dividends reinvested	26,609,946	76,781,536
Cost of shares redeemed	(294,428,559)	(366,725,345)

Total Class Y	(110,881,655)	(183,628,240)

Change in net assets from capital transactions	$(110,881,655)	$(183,628,240)

SHARE TRANSACTIONS:
Class Y Shares (a)
Issued	15,613,910	10,523,242
Reinvested	2,666,280	7,667,535
Redeemed	(29,158,810)	(36,580,360)

Total Class Y Shares	(10,878,620)	(18,389,583)

Total change in shares	(10,878,620)	(18,389,583)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

32 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$10.09	0.23	(0.04)	0.19	(0.23)	–	(0.23)	$10.05	1.91%	$1,252,408,677	0.32%	4.61%	0.32%	71.35%
Year Ended December 31, 2008	$10.15	0.47	–	0.47	(0.46)	(0.07)	(0.53)	$10.09	4.74%	$1,366,814,698	0.32%	4.60%	0.32%	66.57%
Period Ended December 31, 2007 (d)	$10.00	0.35	0.14	0.49	(0.34)	–	(0.34)	$10.15	4.99%	$1,561,586,156	0.29%	5.06%	0.29%	166.82%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 33

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and Jefferson National Life Insurance Company currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

34 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other	Level 3 — Significant
	Level 1 — Quoted	Significant	Unobservable
Asset Type	Prices	Observable Inputs	Inputs	Total

Asset-Backed Securities	$—	$11,600,477	$—	$11,600,477

Collateralized Mortgage Obligations	—	844,206	—	844,206

Commercial Mortgage Backed Securities	—	46,523,999	—	46,523,999

Corporate Bonds	—	245,750,682	—	245,750,682

Municipal Bonds	—	2,751,054	—	2,751,054

Sovereign Bonds	—	29,788,741	—	29,788,741

U.S. Government Sponsored & Agency Obligations	—	517,698,330	—	517,698,330

U.S. Government Sponsored Mortgage-Backed Obligations	—	346,745,318	—	346,745,318

Yankee Dollars	—	11,091,946	—	11,091,946

Repurchase Agreements	—	224,961,509	—	224,961,509

Total	$—	$1,437,756,262	$—	$1,437,756,262

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in

36 Semiannual Report 2009

one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally

2009 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 and 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

(i)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or U.S. government securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$84,128,216	$85,813,350**

**	Includes $57,102,559 of collateral in the form of U.S. government & agency sponsored securities, interest rates ranging from 0.00% to 7.00% and maturity dates ranging from 7/2/09 to 6/20/39.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially

38 Semiannual Report 2009

selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion and more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $483,777 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of June 30, 2009, the Fund had cumulative potential reimbursements of $22,152.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT

2009 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $7,189.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $788,757,888 and sales of $969,060,900 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $223,434,235 and sales of $177,631,640 of U.S. government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

40 Semiannual Report 2009

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$1,429,278,703	$28,357,691	$(19,880,132)	$8,477,559

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 41

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

42 Semiannual Report 2009

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class Y shares for the one-year period ended September 30, 2008 was in the first quintile of its peer universe, but slightly below the performance of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s benchmark, which, because of the effect of expenses, was expected. The Trustees noted that the Fund had achieved its objective of closely tracking the performance of the Barclays Capital U.S. Aggregate Bond Index.

The Trustees noted that the Fund’s actual advisory fee and total expenses for Class Y shares were in the second quintile of its peer universe. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 43

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

44 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 45

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

46 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 47

NVIT Small Cap Index Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

30	Statement of Assets and Liabilities

31	Statement of Operations

32	Statements of Changes in Net Assets

33	Financial Highlights

34	Notes to Financial Statements

43	Supplemental Information

45	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCX (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Small Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Small Cap Index Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class Y	Actual		1,000.00	1,024.60	1.51	0.30
	Hypothetical	[b]	1,000.00	1,023.17	1.51	0.30

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Small Cap Index Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	98.1%
Repurchase Agreements	10.9%
Liabilities in excess of other assets	(9	.0)%

	100.0%

Top Industries

Commercial Banks	5.9%
Real Estate Investment Trusts	5.2%
Software	4.3%
Biotechnology	4.0%
Health Care Equipment & Supplies	3.9%
Health Care Providers & Services	3.6%
Communications Equipment	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Insurance	3.2%
Specialty Retail	3.1%
Other*	59.6%

100.0%

Top Holdings

Palm, Inc.	0.3%
3Com Corp.	0.2%
Owens & Minor, Inc.	0.2%
VistaPrint Ltd., 0.00%	0.2%
Piedmont Natural Gas Co., Inc.	0.2%
Solera Holdings, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%
TETRA Tech, Inc.	0.2%
Polycom, Inc.	0.2%
Skyworks Solutions, Inc.	0.2%
Other*	97.9%

100.0%

*	For purpose of listing top holdings and top industries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 1.8%
AAR Corp.*	12,800	$205,440
Aerovironment, Inc.*	4,300	132,698
American Science & Engineering, Inc.	3,000	207,360
Applied Signal Technology, Inc.	4,300	109,693
Argon ST, Inc.*	4,400	90,508
Ascent Solar Technologies, Inc.* (a)	5,400	42,228
Astronics Corp.*	3,400	35,326
Axsys Technologies, Inc.*	3,200	171,648
Ceradyne, Inc.*	8,500	150,110
Cubic Corp.	5,100	182,529
Curtiss-Wright Corp.	15,100	448,923
DigitalGlobe, Inc.*	4,700	90,240
Ducommun, Inc.	3,500	65,765
Dyncorp International, Inc., Class A*	8,100	135,999
Esterline Technologies Corp.*	9,700	262,579
Gencorp, Inc.*	18,000	34,380
HEICO Corp.	7,700	279,202
Herley Industries, Inc.*	4,300	47,171
Hexcel Corp.*	31,769	302,759
Ladish Co., Inc.*	5,300	68,741
LMI Aerospace, Inc.*	2,800	28,336
Moog, Inc., Class A*	14,100	363,921
Orbital Sciences Corp.*	19,100	289,747
Stanley, Inc.*	4,000	131,520
Taser International, Inc.*	20,700	94,392
Teledyne Technologies, Inc.* (a)	11,900	389,725
Todd Shipyards Corp.	1,800	29,970
Triumph Group, Inc.	5,500	220,000

		4,610,910

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	20,200	47,470
Atlas Air Worldwide Holdings, Inc.*	5,800	134,502
Dynamex, Inc.*	2,900	44,631
Forward Air Corp.	9,600	204,672
HUB Group, Inc., Class A*	12,300	253,872
Pacer International, Inc.	11,600	25,868

		711,015

Airlines 0.6%
AirTran Holdings, Inc.*	40,400	250,076
Alaska Air Group, Inc.*	12,100	220,946
Allegiant Travel Co.* (a)	5,044	199,944
Hawaiian Holdings, Inc.*	17,800	107,156
JetBlue Airways Corp.*	76,300	325,801
Republic Airways Holdings, Inc.*	11,400	74,442
SkyWest, Inc.	18,500	188,700
UAL Corp.*	47,400	151,206
US Airways Group, Inc.* (a)	41,600	101,088

		1,619,359

Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc.	14,300	49,192
Amerigon, Inc.*	7,100	43,310
ArvinMeritor, Inc.	24,300	106,677
China Automotive Systems, Inc.*	2,100	11,550
Cooper Tire & Rubber Co.	19,500	193,440
Dana Holding Corp.*	30,200	38,656
Dorman Products, Inc.*	3,400	47,022
Drew Industries, Inc.*	6,100	74,237
Exide Technologies*	15,700	58,561
Fuel Systems Solutions, Inc.* (a)	4,100	82,779
Hawk Corp., Class A*	2,100	29,085
Lear Corp.*	18,500	9,250
Modine Manufacturing Co.	10,900	52,320
Raser Technologies, Inc.* (a)	16,600	46,480
Spartan Motors, Inc.	10,750	121,797
Standard Motor Products, Inc.	5,800	47,966
Stoneridge, Inc.*	4,800	23,088
Superior Industries International, Inc.	7,700	108,570
Tenneco, Inc.*	15,800	167,480
Wonder Auto Technology, Inc.*	4,900	49,637

		1,361,097

Automobiles 0.0% (a)
Winnebago Industries	9,600	71,328

Beverages 0.1%
Boston Beer Co., Inc., Class A*	2,900	85,811
Coca-Cola Bottling Co. Consolidated	1,400	77,182
Heckmann Corp.*	27,500	103,125
National Beverage Corp.*	2,940	31,311

		297,429

Biotechnology 4.0%
Acorda Therapeutics, Inc.*	12,600	355,194
Affymax, Inc.*	4,100	75,563
Alkermes, Inc.*	31,300	338,666
Allos Therapeutics, Inc.*	20,300	168,287
Alnylam Pharmaceuticals, Inc.* (a)	11,900	265,013
Amicus Therapeutics, Inc.* (a)	5,500	62,975
Arena Pharmaceuticals, Inc.*	26,700	133,233
ARIAD Pharmaceuticals, Inc.*	29,200	46,428
Arqule, Inc.*	12,700	77,978

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Biotechnology (continued)

Array BioPharma, Inc.*	15,900	$49,926
AVI BioPharma, Inc.*	28,100	44,398
BioCryst Pharmaceuticals, Inc.*	8,100	32,643
Cardium Therapeutics, Inc.*	15,100	27,935
Celera Corp.*	27,700	211,351
Cell Therapeutics, Inc.*	151,500	260,580
Celldex Therapeutics, Inc.* (a)	3,100	24,242
Cepheid, Inc.*	19,200	180,864
Chelsea Therapeutics International Ltd.*	8,600	36,206
Cougar Biotechnology, Inc.*	4,900	210,504
Cubist Pharmaceuticals, Inc.*	19,100	350,103
Curis, Inc.*	19,400	30,846
Cytokinetics, Inc.*	11,900	33,677
Cytori Therapeutics, Inc.* (a)	9,000	32,490
Dyax Corp.*	19,500	41,730
Emergent Biosolutions, Inc.*	5,276	75,605
Enzon Pharmaceuticals, Inc.*	15,000	118,050
Facet Biotech Corp.*	7,820	72,648
Genomic Health, Inc.*	4,600	79,718
Geron Corp.* (a)	30,100	230,867
GTx, Inc.* (a)	6,000	55,380
Halozyme Therapeutics, Inc.*	21,300	148,461
Hemispherx Biopharma, Inc.*	35,700	90,678
Human Genome Sciences, Inc.* (a)	45,278	129,495
Idenix Pharmaceuticals, Inc.*	8,300	30,544
Idera Pharmaceuticals, Inc.* (a)	7,100	41,606
ImmunoGen, Inc.*	16,900	145,509
Immunomedics, Inc.*	21,600	54,864
Incyte Corp Ltd.* (a)	24,600	80,934
Infinity Pharmaceuticals, Inc.*	5,500	32,120
Insmed, Inc.*	40,400	40,400
InterMune, Inc.* (a)	12,500	190,000
Isis Pharmaceuticals, Inc.*	31,200	514,800
Lexicon Pharmaceuticals, Inc.*	26,500	32,860
Ligand Pharmaceuticals, Inc., Class B*	38,800	110,968
MannKind Corp.* (a)	17,200	142,932
Martek Biosciences Corp.	11,000	232,650
Maxygen, Inc.*	8,000	53,760
Medarex, Inc.*	42,600	355,710
Medivation, Inc.* (a)	9,700	217,377
Metabolix, Inc.*	6,400	52,608
Micromet, Inc.*	13,500	67,230
Molecular Insight Pharmaceuticals, Inc.* (a)	5,600	28,952
Momenta Pharmaceuticals, Inc.*	12,100	145,563
Myriad Pharmaceuticals, Inc.*	7,800	36,270
Nabi Biopharmaceuticals*	17,003	41,148
Nanosphere, Inc.*	3,400	16,694
Neurocrine Biosciences, Inc.*	12,900	41,667
NeurogesX, Inc.*	4,000	22,560
Novavax, Inc.* (a)	19,100	62,648
NPS Pharmaceuticals, Inc.*	15,900	74,094
OncoGenex Pharmaceutical, Inc.*	1,500	32,820
Onyx Pharmaceuticals, Inc.*	19,070	538,918
Opko Health, Inc.* (a)	15,100	26,727
Orexigen Therapeutics, Inc.* (a)	6,600	33,858
Osiris Therapeutics, Inc.* (a)	5,400	72,522
OXiGENE, Inc.*	10,900	23,762
PDL BioPharma, Inc.	39,600	312,840
Pharmasset, Inc.*	6,800	76,500
Poniard Pharmaceuticals, Inc.*	8,500	50,745
Progenics Pharmaceuticals, Inc.*	9,000	46,350
Protalix BioTherapeutics, Inc.*	12,360	55,867
Regeneron Pharmaceuticals, Inc.*	20,712	371,159
Repligen Corp.*	9,700	53,350
Rigel Pharmaceuticals, Inc.*	12,200	147,864
Sangamo BioSciences, Inc.* (a)	14,500	71,630
Savient Pharmaceuticals, Inc.*	20,200	279,972
SciClone Pharmaceuticals, Inc.*	13,800	35,328
Seattle Genetics, Inc.*	23,500	228,420
SIGA Technologies, Inc.*	8,200	69,208
Spectrum Pharmaceuticals, Inc.*	11,500	87,975
StemCells, Inc.*	32,800	55,760
Synta Pharmaceuticals Corp.* (a)	5,400	12,474
Theravance, Inc.* (a)	17,700	259,128
Vanda Pharmaceuticals, Inc.*	8,600	101,222
Vical, Inc.*	10,000	27,000
Zymogenetics, Inc.*	11,900	54,740

		10,084,341

Building Products 0.6%
AAON, Inc.	4,150	82,668
American Woodmark Corp.	3,400	81,430
Ameron International Corp.	3,100	207,824
Apogee Enterprises, Inc.	9,600	118,080
Builders FirstSource, Inc.* (a)	4,900	20,384
Gibraltar Industries, Inc.	9,000	61,830
Griffon Corp.*	13,965	116,189
Insteel Industries, Inc.	5,800	47,792
NCI Building Systems, Inc.* (a)	6,500	17,160
Quanex Building Products Corp.	12,500	140,250
Simpson Manufacturing Co., Inc. (a)	12,500	270,250
Trex Co., Inc.* (a)	5,100	68,187

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Building Products (continued)

Universal Forest Products, Inc.	6,300	$208,467

		1,440,511

Capital Markets 2.3%
Allied Capital Corp.	60,400	210,192
American Capital Ltd.	72,600	233,046
Apollo Investment Corp.	47,700	286,200
Ares Capital Corp.	32,673	263,344
BGC Partners, Inc., Class A	16,400	62,156
BlackRock Kelso Capital Corp.	4,181	26,048
Broadpoint Gleacher Securities, Inc.* (a)	12,600	70,308
Calamos Asset Management, Inc., Class A	6,700	94,537
Capital Southwest Corp.	1,000	72,350
Cohen & Steers, Inc.	5,700	85,215
Diamond Hill Investment Group, Inc.	700	28,126
Duff & Phelps Corp., Class A	5,600	99,568
E*Trade Financial Corp.*	163,200	208,896
Epoch Holding Corp.	3,400	29,376
Evercore Partners, Inc., Class A	3,300	64,812
FBR Capital Markets Corp.*	4,900	23,030
FCStone Group, Inc.*	9,950	39,303
GAMCO Investors, Inc., Class A	2,500	121,250
GFI Group, Inc.	21,100	142,214
Gladstone Capital Corp.	7,000	52,710
Gladstone Investment Corp.	7,100	34,293
Harris & Harris Group, Inc.* (a)	8,600	50,138
Hercules Technology Growth Capital, Inc.	11,082	92,646
International Assets Holding Corp.*	1,600	23,792
JMP Group, Inc.	5,400	41,526
Kayne Anderson Energy Development Co.	3,200	42,432
KBW, Inc.* (a)	11,500	330,740
Knight Capital Group, Inc., Class A*	31,200	531,960
Kohlberg Capital Corp.	5,600	35,392
LaBranche & Co., Inc.*	19,300	82,990
Main Street Capital Corp.	2,600	35,594
MCG Capital Corp.*	24,200	58,806
MF Global Ltd.*	32,800	194,504
MVC Capital, Inc.	7,200	60,912
NGP Capital Resources Co.	7,000	41,090
Oppenheimer Holdings, Inc., Class A	3,300	69,861
optionsXpress Holdings, Inc.	14,000	217,420
PennantPark Investment Corp.	6,600	46,860
Penson Worldwide, Inc.*	6,800	60,860
Piper Jaffray Cos.*	6,500	283,855
Prospect Capital Corp.	13,900	127,880
Pzena Investment Management, Inc., Class A	2,000	15,160
Riskmetrics Group, Inc.*	7,000	123,620
Safeguard Scientifics, Inc.*	34,300	45,276
Sanders Morris Harris Group, Inc.	6,100	33,550
Stifel Financial Corp.*	9,150	440,023
SWS Group, Inc.	8,100	113,157
Teton Advisors, Inc.* (a) (b)	36	0
Thomas Weisel Partners Group, Inc.*	6,500	39,130
TICC Capital Corp.	9,900	43,659
TradeStation Group, Inc.*	10,700	90,522
Triangle Capital Corp.	2,800	30,576
US Global Investors, Inc., Class A	4,000	37,040
Virtus Investment Partners, Inc.*	1,905	27,984
Westwood Holdings Group, Inc.	1,700	71,077

		5,787,006

Chemicals 1.9%
A. Schulman, Inc.	7,400	111,814
American Vanguard Corp.	6,100	68,930
Arch Chemicals, Inc.	8,500	209,015
Balchem Corp.	6,100	149,572
Calgon Carbon Corp.*	18,100	251,409
China Green Agriculture, Inc.*	2,400	19,416
Ferro Corp.	14,800	40,700
GenTek, Inc.*	2,900	64,757
H.B. Fuller Co.	16,400	307,992
Hawkins, Inc.	3,100	69,998
ICO, Inc.*	8,877	24,145
Innophos Holdings, Inc.	5,600	94,584
Innospec, Inc.	7,800	83,850
Koppers Holdings, Inc.	6,900	181,953
Landec Corp.*	9,400	63,826
LSB Industries, Inc.*	5,700	92,169
Minerals Technologies, Inc.	6,200	223,324
NewMarket Corp.	3,300	222,189
NL Industries, Inc.	2,300	16,974
Olin Corp.	26,200	311,518
OM Group, Inc.*	10,100	293,102
Omnova Solutions, Inc.*	13,700	44,662
PolyOne Corp.*	30,600	82,926
Quaker Chemical Corp.	3,600	47,844
Rockwood Holdings, Inc.*	16,600	243,024
Sensient Technologies Corp.	16,100	363,377
ShengdaTech, Inc.* (a)	9,300	35,061
Solutia, Inc.*	30,500	175,680
Spartech Corp.	9,800	90,062
Stepan Co.	2,400	105,984

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Chemicals (continued)

W.R. Grace & Co.*	23,900	$295,643
Westlake Chemical Corp.	6,400	130,496
Zep, Inc.	7,050	84,953
Zoltek Cos., Inc.* (a)	9,200	89,424

		4,690,373

Commercial Banks 5.9%
1st Source Corp.	4,800	82,896
Alliance Financial Corp.	1,600	45,376
American National Bankshares, Inc.	2,300	44,275
Ameris Bancorp	4,200	26,544
Ames National Corp.	2,100	51,261
Arrow Financial Corp.	3,000	81,000
Auburn National Bancorp, Inc.	700	19,950
Bancfirst Corp.	2,000	69,160
Banco Latinoamericano de Exportaciones SA	9,100	113,113
Bancorp Rhode Island, Inc.	1,100	21,681
Bancorp, Inc.*	4,300	25,800
Bank of Kentucky Financial Corp. (The)	1,200	33,600
Bank of Marin Bancorp	1,900	51,205
Bank of the Ozarks, Inc. (a)	4,100	88,683
Banner Corp. (a)	5,200	19,864
Bar Harbor Bankshares	900	27,765
Boston Private Financial Holdings, Inc.	23,300	104,384
Bridge Bancorp, Inc.	2,300	62,606
Bryn Mawr Bank Corp.	2,200	41,514
Camden National Corp.	2,500	85,075
Cape Bancorp, Inc.*	3,900	33,657
Capital City Bank Group, Inc. (a)	3,721	62,699
Cardinal Financial Corp.	9,300	72,819
Cathay General Bancorp (a)	16,400	155,964
Center Bancorp, Inc.	3,300	26,895
Centerstate Banks of Florida, Inc.	2,900	21,518
Central Pacific Financial Corp.	9,500	35,625
Century Bancorp, Inc., Class A	1,500	27,660
Chemical Financial Corp.	6,700	133,397
Chicopee Bancorp, Inc.*	1,900	24,643
Citizens & Northern Corp. (a)	2,900	59,653
Citizens Holding Co.	1,200	37,440
Citizens Republic Bancorp, Inc.*	41,900	29,749
City Holding Co.	5,300	160,908
CNB Financial Corp.	2,700	38,259
CoBiz Financial, Inc. (a)	6,000	38,460
Colonial BancGroup, Inc. (The)* (a)	67,200	41,664
Columbia Banking System, Inc.	6,100	62,403
Community Bank System, Inc.	10,900	158,704
Community Trust Bancorp, Inc.	5,000	133,750
CVB Financial Corp. (a)	22,100	131,937
Eagle Bancorp, Inc.*	3,800	33,326
East West Bancorp, Inc.	21,200	137,588
Enterprise Bancorp, Inc.	1,500	17,700
Enterprise Financial Services Corp. (a)	3,500	31,815
Farmers Capital Bank Corp.	2,100	52,857
Financial Institutions, Inc.	3,500	47,810
First Bancorp, Inc.	2,900	56,463
First Bancorp, North Carolina (a)	4,500	70,560
First Bancorp, Puerto Rico (a)	27,500	108,625
First Busey Corp. (a)	8,200	60,270
First California Financial Group, Inc.*	2,400	14,808
First Commonwealth Financial Corp.	27,900	176,886
First Community Bancshares, Inc.	3,100	39,804
First Financial Bancorp	12,400	93,248
First Financial Bankshares, Inc. (a)	7,000	352,520
First Financial Corp.	3,900	123,162
First Merchants Corp.	7,000	56,210
First Midwest Bancorp, Inc.	16,100	117,691
First of Long Island Corp. (The)	2,000	46,280
First South Bancorp, Inc. (a)	2,550	29,580
FirstMerit Corp.	27,098	460,124
FNB Corp.	29,370	181,800
German American Bancorp, Inc.	4,100	59,081
Glacier Bancorp, Inc. (a)	20,800	307,216
Great Southern Bancorp, Inc.	3,500	71,925
Guaranty Bancorp*	17,300	33,043
Hampton Roads Bankshares, Inc.	6,700	55,275
Hancock Holding Co. (a)	7,700	250,173
Harleysville National Corp.	14,300	67,210
Heartland Financial USA, Inc. (a)	4,100	58,548
Heritage Financial Corp.	2,300	26,588
Home Bancorp, Inc.*	3,200	38,208
Home Bancshares, Inc.	4,924	93,753
IBERIABANK Corp.	5,500	216,755
Independent Bank Corp.	6,900	135,930
International Bancshares Corp. (a)	17,650	181,971
Investors Bancorp, Inc.*	14,943	136,878
Lakeland Bancorp, Inc. (a)	6,450	57,986
Lakeland Financial Corp.	3,900	74,100

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)

MainSource Financial Group, Inc.	6,700	$49,714
MB Financial, Inc.	11,700	119,223
Merchants Bancshares, Inc.	1,500	33,285
Metro Bancorp, Inc.*	1,600	30,816
MidSouth Bancorp, Inc.	1,400	23,520
Nara Bancorp, Inc.	7,500	38,850
National Bankshares, Inc.	2,500	60,075
National Penn Bancshares, Inc.	27,300	125,853
NBT Bancorp, Inc.	11,600	251,836
Northfield Bancorp, Inc.	6,200	72,044
Northrim BanCorp, Inc.	1,900	26,448
Norwood Financial Corp.	800	25,088
Ohio Valley Banc Corp.	1,200	35,208
Old National Bancorp	22,000	216,040
Old Point Financial Corp.	500	9,250
Old Second Bancorp, Inc. (a)	4,379	25,836
Oriental Financial Group, Inc.	8,000	77,600
Orrstown Financial Services, Inc.	1,800	67,032
Pacific Capital Bancorp NA	15,499	33,168
Pacific Continental Corp.	3,900	47,307
PacWest Bancorp	7,800	102,648
Park National Corp. (a)	3,600	203,328
Peapack Gladstone Financial Corp.	2,800	54,012
Penns Woods Bancorp, Inc.	1,200	34,968
Peoples Bancorp, Inc.	3,400	57,970
Peoples Financial Corp.	1,100	20,900
Pinnacle Financial Partners, Inc.*	8,000	106,560
Porter Bancorp, Inc.	700	10,605
PremierWest Bancorp	6,710	22,747
PrivateBancorp, Inc.	11,800	262,432
Prosperity Bancshares, Inc.	15,200	453,416
Renasant Corp.	7,000	105,140
Republic Bancorp, Inc., Class A (a)	3,051	68,922
Republic First Bancorp, Inc.*	2,900	22,620
S&T Bancorp, Inc. (a)	7,900	96,064
Sandy Spring Bancorp, Inc. (a)	5,419	79,659
Santander BanCorp.*	1,400	9,744
SCBT Financial Corp.	3,800	90,022
Shore Bancshares, Inc.	2,700	48,438
Sierra Bancorp (a)	2,400	30,312
Signature Bank*	12,000	325,440
Simmons First National Corp., Class A	4,600	122,912
Smithtown Bancorp, Inc.	5,200	66,508
South Financial Group, Inc. (The)	28,200	33,558
Southside Bancshares, Inc.	4,134	94,547
Southwest Bancorp, Inc.	4,500	43,920
State Bancorp, Inc.	4,600	34,776
StellarOne Corp.	7,500	97,125
Sterling Bancorp	6,000	50,100
Sterling Bancshares, Inc.	27,300	172,809
Sterling Financial Corp.	17,400	50,634
Suffolk Bancorp	3,200	82,048
Sun Bancorp, Inc.*	4,592	23,787
Susquehanna Bancshares, Inc.	28,587	139,790
SVB Financial Group*	10,800	293,976
SY Bancorp, Inc. (a)	3,528	85,272
Texas Capital Bancshares, Inc.*	12,100	187,187
Tompkins Financial Corp.	2,700	129,465
Tower Bancorp, Inc.	1,300	45,695
TowneBank (a)	7,000	98,000
Trico Bancshares	4,600	71,300
Trustmark Corp.	18,900	365,148
UCBH Holdings, Inc. (a)	39,000	49,140
UMB Financial Corp.	10,600	402,906
Umpqua Holdings Corp. (a)	20,000	155,200
Union Bankshares Corp. (a)	4,200	62,874
United Bankshares, Inc. (a)	12,900	252,066
United Community Banks, Inc.* (a)	14,174	84,903
United Security Bancshares, Inc.	1,900	41,610
Univest Corp. of Pennsylvania	4,100	83,066
Washington Banking Co.	3,700	34,854
Washington Trust Bancorp, Inc.	4,600	82,018
Webster Financial Corp.	18,000	144,900
WesBanco, Inc.	7,300	106,142
West Bancorp, Inc.	5,400	27,000
Westamerica Bancorp (a)	9,700	481,217
Western Alliance Bancorp*	15,800	108,072
Wilber Corp. (The)	2,500	27,750
Wilshire Bancorp, Inc.	6,100	35,075
Wintrust Financial Corp.	7,900	127,032
Yadkin Valley Financial Corp.	5,300	36,623

		14,962,468

Commercial Services & Supplies 2.6%
ABM Industries, Inc.	15,104	272,929
ACCO Brands Corp.*	18,100	51,042
American Ecology Corp.	6,300	112,896
American Reprographics Co.*	12,100	100,672
AMREP Corp.* (a)	400	4,412
APAC Customer Services, Inc.*	7,900	40,527
ATC Technology Corp.*	6,600	95,700
Bowne & Co., Inc.	9,361	60,940
Cenveo, Inc.*	16,000	67,680
Clean Harbors, Inc.*	6,900	372,531
Comfort Systems USA, Inc.	12,800	131,200
Consolidated Graphics, Inc.*	3,200	55,744
Cornell Cos., Inc.*	3,600	58,356
Courier Corp.	3,200	48,832

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Commercial Services & Supplies (continued)

Deluxe Corp.	16,900	$216,489
EnergySolutions, Inc.	24,700	227,240
EnerNOC, Inc.* (a)	4,100	88,847
Ennis, Inc.	8,400	104,664
Fuel Tech, Inc.* (a)	6,200	60,140
G&K Services, Inc.	6,100	129,015
Geo Group, Inc. (The)*	16,900	314,002
GeoEye, Inc.* (a)	6,100	143,716
Healthcare Services Group, Inc.	14,350	256,578
Heritage-Crystal Clean, Inc.*	1,300	15,795
Herman Miller, Inc.	18,300	280,722
HNI Corp.	14,900	269,094
ICT Group, Inc.*	2,800	24,444
Innerworkings, Inc.*	7,700	36,575
Interface, Inc., Class A	17,300	107,260
Kimball International, Inc., Class B	10,500	65,520
Knoll, Inc.	16,000	121,280
M&F Worldwide Corp.*	3,700	74,000
McGrath Rentcorp	7,900	150,574
Metalico, Inc.* (a)	8,986	41,875
Mine Safety Appliances Co.	8,600	207,260
Mobile Mini, Inc.*	11,800	173,106
Multi-Color Corp.	3,300	40,458
North American Galvanizing & Coating, Inc.*	3,800	23,028
Perma-Fix Environmental Services, Inc.*	17,300	41,866
Rollins, Inc.	14,550	251,861
Schawk, Inc.	4,800	36,048
Standard Parking Corp.*	2,500	40,725
Standard Register Co. (The)	5,500	17,930
Steelcase, Inc.	23,200	135,024
SYKES Enterprises, Inc.*	11,500	208,035
Team, Inc.*	6,200	97,154
TETRA Tech, Inc.*	19,900	570,135
United Stationers, Inc.*	7,800	272,064
Viad Corp.	6,800	117,096
Waste Services, Inc.*	5,200	26,936

		6,460,017

Communications Equipment 3.6%
3Com Corp.*	130,000	612,300
Acme Packet, Inc.*	12,600	127,512
ADC Telecommunications, Inc.*	32,500	258,700
ADTRAN, Inc.	18,300	392,901
Airvana, Inc.* (a)	7,000	44,590
Anaren, Inc.*	4,900	86,632
Arris Group, Inc.*	41,020	498,803
Aruba Networks, Inc.*	20,000	174,800
Avocent Corp.*	14,700	205,212
Bel Fuse, Inc., Class B	3,400	54,536
BigBand Networks, Inc.*	11,000	56,870
Black Box Corp.	5,800	194,126
Blue Coat Systems, Inc.*	12,900	213,366
Cogo Group, Inc.*	7,900	47,163
Communications Systems, Inc.	2,600	25,480
Comtech Telecommunications Corp.*	9,300	296,484
DG FastChannel, Inc.*	5,900	107,970
Digi International, Inc.*	8,200	79,950
EMCORE Corp.* (a)	25,300	31,878
EMS Technologies, Inc.*	5,200	108,680
Emulex Corp.*	27,500	268,950
Extreme Networks*	29,400	58,800
Globecomm Systems, Inc.*	6,900	49,611
Harmonic, Inc.*	31,700	186,713
Harris Stratex Networks, Inc., Class A*	19,600	127,008
Hughes Communications, Inc.*	2,800	63,924
Infinera Corp.*	27,300	249,249
InterDigital, Inc.*	14,800	361,712
IXIA*	9,700	65,378
KVH Industries, Inc.*	4,400	30,052
Loral Space & Communications, Inc.*	3,600	92,700
Netgear, Inc.*	11,400	164,274
Network Equipment Technologies, Inc.*	10,600	45,156
Oclaro, Inc.*	0	0
Oplink Communications, Inc.*	6,500	74,100
Opnext, Inc.*	8,800	18,832
Palm, Inc.* (a)	45,478	753,570
ParkerVision, Inc.* (a)	9,700	29,682
PC-Tel, Inc.*	6,200	33,170
Plantronics, Inc.	16,100	304,451
Polycom, Inc.*	27,800	563,506
Powerwave Technologies, Inc.*	41,100	66,171
Riverbed Technology, Inc.*	18,300	424,377
Seachange International, Inc.*	9,800	78,694
ShoreTel, Inc.*	13,600	108,800
Sonus Networks, Inc.*	68,300	109,963
Starent Networks Corp.*	12,900	314,889
Sycamore Networks, Inc.*	65,436	204,815
Symmetricom, Inc.*	15,300	88,281
Tekelec*	21,900	368,577
UTStarcom, Inc.* (a)	35,800	58,354
ViaSat, Inc.*	8,800	225,632

		9,207,344

Computers & Peripherals 1.1%
3PAR, Inc.*	8,500	105,400
Actividentity Corp.*	17,100	43,263
Adaptec, Inc.*	40,400	107,060
Avid Technology, Inc.*	9,600	128,736
Compellent Technologies, Inc.*	5,800	88,450

10 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Computers & Peripherals (continued)

Cray, Inc.*	11,100	$87,468
Data Domain, Inc.*	15,700	523,595
Electronics for Imaging, Inc.*	16,800	179,088
Imation Corp.	9,800	74,578
Immersion Corp.*	9,300	45,942
Intermec, Inc.*	21,000	270,900
Intevac, Inc.*	7,300	63,583
Isilon Systems, Inc.*	8,000	33,920
Netezza Corp.*	16,100	133,952
Novatel Wireless, Inc.*	10,100	91,102
Quantum Corp.*	68,000	56,440
Rimage Corp.*	3,100	51,491
Silicon Graphics International Corp.*	9,900	44,946
STEC, Inc.* (a)	8,000	185,520
Stratasys, Inc.* (a)	6,700	73,633
Super Micro Computer, Inc.*	7,400	56,684
Synaptics, Inc.* (a)	11,400	440,610

		2,886,361

Construction & Engineering 1.0%
Argan, Inc.*	2,800	39,564
Dycom Industries, Inc.*	13,200	146,124
EMCOR Group, Inc.*	21,800	438,616
Furmanite Corp.*	11,800	52,628
Granite Construction, Inc.	11,500	382,720
Great Lakes Dredge & Dock Corp.	12,500	59,750
Insituform Technologies, Inc., Class A*	12,900	218,913
Integrated Electrical Services, Inc.*	2,500	19,525
Layne Christensen Co.*	6,400	130,880
MasTec, Inc.*	17,100	200,412
Michael Baker Corp.*	2,700	114,372
MYR Group, Inc.*	5,600	113,232
Northwest Pipe Co.*	3,100	107,756
Orion Marine Group, Inc.*	7,100	134,900
Pike Electric Corp.*	5,400	65,070
Primoris Services Corp.	2,300	17,066
Sterling Construction Co., Inc.*	4,700	71,722
Tutor Perini Corp.*	8,300	144,088

		2,457,338

Construction Materials 0.1%
Headwaters, Inc.* (a)	13,448	45,185
Texas Industries, Inc. (a)	7,965	249,783
U.S. Concrete, Inc.*	11,000	21,780
United States Lime & Minerals, Inc.*	600	25,452

		342,200

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	14,000	62,020
Cardtronics, Inc.*	4,200	16,002
Cash America International, Inc.	9,800	229,222
CompuCredit Corp.* (a)	5,500	12,650
Credit Acceptance Corp.* (a)	1,900	41,515
Dollar Financial Corp.*	8,000	110,320
EZCORP, Inc., Class A*	15,000	161,700
First Cash Financial Services, Inc.*	7,700	134,904
First Marblehead Corp. (The)*	20,500	41,410
Nelnet, Inc., Class A*	6,700	91,053
QC Holdings, Inc.	1,000	5,140
Rewards Network, Inc.*	5,700	21,546
World Acceptance Corp.* (a)	5,400	107,514

		1,034,996

Containers & Packaging 0.5%
AEP Industries, Inc.*	1,700	44,863
Boise, Inc.* (a)	9,700	16,684
BWAY Holding Co.*	2,500	43,825
Graphic Packaging Holding Co.*	35,100	64,233
Myers Industries, Inc.	10,900	90,688
Rock-Tenn Co., Class A	12,600	480,816
Silgan Holdings, Inc.	9,000	441,270

		1,182,379

Distributors 0.0%
Audiovox Corp., Class A*	5,600	32,816
Core-Mark Holding Co., Inc.*	3,100	80,786

		113,602

Diversified Consumer Services 1.3%
American Public Education, Inc.*	5,900	233,699
Bridgepoint Education, Inc.*	4,800	81,600
Capella Education Co.* (a)	4,800	287,760
ChinaCast Education Corp.*	9,400	67,398
Coinstar, Inc.*	9,900	264,330
Corinthian Colleges, Inc.*	26,200	443,566
CPI Corp.	1,500	25,485
Grand Canyon Education, Inc.*	5,500	92,290
Jackson Hewitt Tax Service, Inc.	9,500	59,470
K12, Inc.* (a)	7,900	170,245
Learning Tree International, Inc.*	2,800	28,840
Lincoln Educational Services Corp.*	3,100	64,883
Mac-Gray Corp.*	3,600	47,664

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Diversified Consumer Services (continued)

Matthews International Corp., Class A	10,100	$314,312
Nobel Learning Communities, Inc.*	1,100	12,617
Pre-Paid Legal Services, Inc.	2,500	108,975
Princeton Review, Inc.* (a)	4,800	25,968
Regis Corp.	14,400	250,704
Sotheby’s (a)	22,200	313,242
Steiner Leisure Ltd.*	4,900	149,597
Stewart Enterprises, Inc., Class A	26,600	128,212
Universal Technical Institute, Inc.*	7,000	104,510

		3,275,367

Diversified Financial Services 0.5%
Ampal American Israel, Class A*	4,700	11,468
Asset Acceptance Capital Corp.*	4,800	36,912
California First National Bancorp	900	10,260
Compass Diversified Holdings	7,500	60,675
Encore Capital Group, Inc.*	4,300	56,975
Fifth Street Finance Corp.	7,000	70,280
Financial Federal Corp.	8,800	180,840
Life Partners Holdings, Inc. (a)	2,575	36,514
MarketAxess Holdings, Inc.*	10,500	100,065
Medallion Financial Corp.	4,800	36,720
NewStar Financial, Inc.*	7,700	14,707
PHH Corp.*	18,100	329,058
Pico Holdings, Inc.*	6,200	177,940
Portfolio Recovery Associates, Inc.* (a)	5,200	201,396
Primus Guaranty Ltd.*	7,600	17,936
Resource America, Inc., Class A	3,500	18,830

		1,360,576

Diversified Telecommunication Services 0.9%
AboveNet, Inc.*	2,100	170,058
Alaska Communications Systems Group, Inc.	14,600	106,872
Atlantic Tele-Network, Inc.	3,000	117,870
Cbeyond, Inc.*	7,900	113,365
Cincinnati Bell, Inc.*	72,100	204,764
Cogent Communications Group, Inc.*	14,700	119,805
Consolidated Communications Holdings, Inc.	7,754	90,799
D&E Communications, Inc.	4,500	46,035
FairPoint Communications, Inc. (a)	29,626	17,776
FiberNet Telecom Group, Inc.*	1,700	21,114
General Communication, Inc., Class A*	14,400	99,792
Global Crossing Ltd.*	9,600	88,128
HickoryTech Corp.	4,700	36,096
iBasis, Inc.*	9,000	11,790
inContact, Inc.*	8,000	21,920
Iowa Telecommunications Services, Inc.	10,800	135,108
Neutral Tandem, Inc.*	10,900	321,768
NTELOS Holdings Corp.	10,000	184,200
PAETEC Holding Corp.*	40,400	109,080
Premiere Global Services, Inc.*	20,100	217,884
SureWest Communications*	4,500	47,070

		2,281,294

Electric Utilities 1.2%
Allete, Inc.	8,900	255,875
Central Vermont Public Service Corp.	3,900	70,590
Cleco Corp.	20,000	448,400
El Paso Electric Co.*	14,900	208,004
Empire District Electric Co. (The)	11,700	193,284
IDACORP, Inc.	15,500	405,170
MGE Energy, Inc.	7,800	261,690
Portland General Electric Co.	24,800	483,104
UIL Holdings Corp.	9,541	214,195
UniSource Energy Corp.	11,700	310,518
Unitil Corp.	3,500	72,170

		2,923,000

Electrical Equipment 2.3%
A.O. Smith Corp.	7,500	244,275
Acuity Brands, Inc. (a)	13,500	378,675
Advanced Battery Technologies, Inc.* (a)	15,600	62,712
American Superconductor Corp.* (a)	14,300	375,375
AZZ, Inc.*	4,000	137,640
Baldor Electric Co.	15,600	371,124
Belden, Inc.	15,400	257,180
Brady Corp., Class A	16,013	402,247
Broadwind Energy, Inc.*	10,900	123,388
Chase Corp.	1,800	21,420
China BAK Battery, Inc.*	12,500	36,875
Encore Wire Corp.	6,000	128,100
Ener1, Inc.* (a)	15,400	84,084
Energy Conversion Devices, Inc.* (a)	15,000	212,250
EnerSys*	13,251	241,036
Evergreen Solar, Inc.* (a)	63,200	137,144
Franklin Electric Co., Inc.	7,600	196,992
FuelCell Energy, Inc.*	22,800	95,304

12 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Electrical Equipment (continued)

Fushi Copperweld, Inc.*	5,000	$41,350
GrafTech International Ltd.*	39,600	447,876
GT Solar International, Inc.* (a)	9,600	51,072
Harbin Electric, Inc.*	4,000	62,560
II-VI, Inc.*	8,200	181,794
LaBarge, Inc.*	4,000	37,080
LSI Industries, Inc.	6,100	33,245
Microvision, Inc.*	23,100	70,917
Orion Energy Systems, Inc.* (a)	6,800	25,500
Polypore International, Inc.*	7,900	87,848
Powell Industries, Inc.*	2,700	100,089
Power-One, Inc.*	25,500	37,995
PowerSecure International, Inc.*	5,700	24,282
Preformed Line Products Co.	700	30,842
Regal-Beloit Corp.	11,798	468,616
SatCon Technology Corp.*	19,300	34,740
Ultralife Corp.*	4,300	30,831
Valence Technology, Inc.* (a)	17,000	30,430
Vicor Corp.	6,100	44,042
Woodward Governor Co.	20,000	396,000

		5,742,930

Electronic Equipment & Instruments 2.1%
Agilysys, Inc.	4,400	20,592
Anixter International, Inc.*	9,800	368,382
Benchmark Electronics, Inc.*	21,600	311,040
Brightpoint, Inc.*	16,600	104,082
Checkpoint Systems, Inc.*	12,900	202,401
China Security & Surveillance Technology, Inc.* (a)	10,700	80,678
Cogent, Inc.*	14,000	150,220
Cognex Corp.	13,100	185,103
Coherent, Inc.*	6,900	142,692
Comverge, Inc.*	6,000	72,600
CPI International, Inc.*	2,400	20,856
CTS Corp.	11,200	73,360
Daktronics, Inc. (a)	11,100	85,470
DDi Corp.*	4,200	19,026
DTS, Inc.*	5,800	157,006
Echelon Corp.*	10,800	91,584
Electro Rent Corp.	5,900	55,991
Electro Scientific Industries, Inc.*	9,100	101,738
FARO Technologies, Inc.*	5,500	85,415
ICx Technologies, Inc.*	3,800	22,800
Insight Enterprises, Inc.*	15,200	146,832
IPG Photonics Corp.*	7,400	81,178
L-1 Identity Solutions, Inc.*	24,549	190,009
Littelfuse, Inc.*	7,200	143,712
Maxwell Technologies, Inc.*	7,400	102,342
Measurement Specialties, Inc.*	4,600	32,430
Mercury Computer Systems, Inc.*	7,500	69,375
Methode Electronics, Inc.	12,600	88,452
MTS Systems Corp.	5,800	119,770
Multi-Fineline Electronix, Inc.*	3,419	73,167
Newport Corp.*	12,000	69,480
OSI Systems, Inc.*	5,200	108,420
PAR Technology Corp.*	2,300	14,697
Park Electrochemical Corp.	6,800	146,404
PC Connection, Inc.*	3,100	16,275
PC Mall, Inc.*	3,500	23,660
Plexus Corp.*	13,100	268,026
RadiSys Corp.*	7,700	69,377
RAE Systems, Inc.*	11,500	15,870
Rofin-Sinar Technologies, Inc.*	9,600	192,096
Rogers Corp.*	5,300	107,219
ScanSource, Inc.*	8,800	215,776
Smart Modular Technologies WWH, Inc.*	12,200	27,694
Spectrum Control, Inc.*	4,600	40,480
SYNNEX Corp.*	6,600	164,934
Technitrol, Inc.	13,600	87,992
TTM Technologies, Inc.*	14,300	113,828
Universal Display Corp.* (a)	9,600	93,888
X-Rite, Inc.*	10,900	16,350
Zygo Corp.*	4,500	20,970

		5,211,739

Energy Equipment & Services 1.6%
Allis-Chalmers Energy, Inc.* (a)	9,200	21,252
Basic Energy Services, Inc.*	7,100	48,493
Bolt Technology Corp.*	3,000	33,720
Boots & Coots, Inc.*	24,200	33,638
Bristow Group, Inc.*	9,600	284,448
Bronco Drilling Co., Inc.*	7,800	33,384
Cal Dive International, Inc.*	14,862	128,259
Carbo Ceramics, Inc. (a)	6,300	215,460
Complete Production Services, Inc.*	19,900	126,564
Dawson Geophysical Co.*	2,600	77,610
Dril-Quip, Inc.*	9,500	361,950
ENGlobal Corp.*	5,500	27,060
Geokinetics, Inc.*	1,600	21,840
Global Industries Ltd.*	33,700	190,742
Gulf Island Fabrication, Inc.	4,100	64,903
Gulfmark Offshore, Inc.*	7,500	207,000
Hercules Offshore, Inc.*	30,200	119,894
Hornbeck Offshore Services, Inc.*	7,600	162,564
ION Geophysical Corp.*	29,700	76,329
Key Energy Services, Inc.*	41,800	240,768
Lufkin Industries, Inc.	4,900	206,045
Matrix Service Co.*	8,700	99,876

2009 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Energy Equipment & Services (continued)

Natco Group, Inc., Class A*	6,600	$217,272
Natural Gas Services Group, Inc.*	4,000	53,200
Newpark Resources*	29,400	83,790
OYO Geospace Corp.*	1,300	33,358
Parker Drilling Co.*	38,600	167,524
PHI, Inc., Non-Voting Shares*	4,400	75,416
Pioneer Drilling Co.*	13,600	65,144
RPC, Inc.	9,300	77,655
SulphCo, Inc.* (a)	13,600	12,512
Superior Well Services, Inc.*	5,000	29,750
T-3 Energy Services, Inc.*	4,100	48,831
TETRA Technologies, Inc.*	24,600	195,816
TGC Industries, Inc.*	5,200	25,324
Union Drilling, Inc.*	3,500	23,170
Vantage Drilling Co.	12,000	21,000
Willbros Group, Inc.*	13,400	167,634

		4,079,195

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	6,000	179,640
Arden Group, Inc., Class A	300	37,530
Casey’s General Stores, Inc.	17,100	439,299
Diedrich Coffee, Inc.*	900	21,402
Great Atlantic & Pacific Tea Co.* (a)	11,140	47,345
Ingles Markets, Inc., Class A	4,200	64,008
Nash Finch Co.	4,200	113,652
Pantry, Inc. (The)*	7,400	122,840
PriceSmart, Inc.	5,100	85,425
Ruddick Corp.	14,500	339,735
Spartan Stores, Inc.	7,400	91,834
Susser Holdings Corp.*	2,500	27,975
United Natural Foods, Inc.*	14,200	372,750
Village Super Market, Inc., Class A	2,000	59,500
Weis Markets, Inc.	3,700	124,024
Winn-Dixie Stores, Inc.*	18,300	229,482

		2,356,441

Food Products 1.4%
AgFeed Industries, Inc.* (a)	9,800	58,114
Alico, Inc. (a)	1,100	33,022
American Dairy, Inc.* (a)	2,700	107,082
American Italian Pasta Co., Class A*	6,900	201,066
B&G Foods, Inc., Class A	6,300	52,983
Cal-Maine Foods, Inc. (a)	4,500	112,320
Calavo Growers, Inc. (a)	3,200	63,456
Chiquita Brands International, Inc.*	15,100	154,926
Darling International, Inc.*	27,200	179,520
Diamond Foods, Inc.	5,600	156,240
Farmer Bros Co.	2,200	50,336
Fresh Del Monte Produce, Inc.*	13,400	217,884
Griffin Land & Nurseries, Inc.	1,000	31,280
Hain Celestial Group, Inc. (The)*	13,466	210,204
HQ Sustainable Maritime Industries, Inc.*	2,800	25,620
Imperial Sugar Co.	4,000	48,440
J&J Snack Foods Corp.	4,600	165,140
Lancaster Colony Corp.	6,600	290,862
Lance, Inc.	9,200	212,796
Lifeway Foods, Inc.* (a)	1,600	20,640
Omega Protein Corp.*	6,200	25,172
Overhill Farms, Inc.*	5,900	31,093
Sanderson Farms, Inc.	6,800	306,000
Seneca Foods Corp., Class A*	2,300	76,866
Smart Balance, Inc.*	20,800	141,648
Synutra International, Inc.* (a)	5,700	62,700
Tootsie Roll Industries, Inc.	7,987	181,225
TreeHouse Foods, Inc.*	10,700	307,839
Zapata Corp.*	2,600	17,706
Zhongpin, Inc.*	6,400	66,304

		3,608,484

Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*	7,300	149,942
ABIOMED, Inc.*	10,200	89,964
Accuray, Inc.*	13,700	91,379
Align Technology, Inc.*	19,300	204,580
Alphatec Holdings, Inc.*	8,800	29,216
American Medical Systems Holdings, Inc.*	24,800	391,840
Analogic Corp.	4,200	155,190
AngioDynamics, Inc.*	8,100	107,487
Aspect Medical Systems, Inc.*	5,300	31,323
Atrion Corp.	400	53,636
ATS Medical, Inc.*	17,100	56,430
Bovie Medical Corp.*	6,100	53,131
Cantel Medical Corp.*	4,100	66,543
Cardiac Science Corp.*	6,300	25,326
Cardiovascular Systems, Inc.*	3,600	27,756
Conceptus, Inc.* (a)	10,100	170,690
CONMED Corp.*	9,600	148,992
CryoLife, Inc.*	9,400	52,076
Cutera, Inc.*	4,900	42,238
Cyberonics, Inc.*	9,300	154,659
Cynosure, Inc., Class A*	3,200	24,480
Delcath Systems, Inc.*	6,800	24,344
DexCom, Inc.*	15,900	98,421
Electro-Optical Sciences, Inc.*	5,500	42,845
Endologix, Inc.*	15,900	53,106
EnteroMedics, Inc.*	6,100	20,313
ev3, Inc.*	23,480	251,706

14 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Health Care Equipment & Supplies (continued)

Exactech, Inc.*	2,500	$36,250
Greatbatch, Inc.*	7,700	174,097
Haemonetics Corp.*	8,400	478,800
Hansen Medical, Inc.*	7,200	35,568
HeartWare International, Inc.*	1,700	47,447
Home Diagnostics, Inc.*	4,500	27,630
I-Flow Corp.*	6,900	47,886
ICU Medical, Inc.*	4,300	176,945
Immucor, Inc.*	23,200	319,232
Insulet Corp.*	9,200	70,840
Integra LifeSciences Holdings Corp.*	6,200	164,362
Invacare Corp.	9,300	164,145
IRIS International, Inc.*	5,900	69,620
Kensey Nash Corp.*	2,900	76,009
MAKO Surgical Corp.*	4,000	36,080
Masimo Corp.*	16,700	402,637
Medical Action Industries, Inc.*	4,500	51,525
Meridian Bioscience, Inc. (a)	13,450	303,701
Merit Medical Systems, Inc.*	9,300	151,590
Micrus Endovascular Corp.* (a)	5,200	47,008
Natus Medical, Inc.*	9,200	106,168
Neogen Corp.*	4,700	136,206
NuVasive, Inc.* (a)	12,000	535,200
NxStage Medical, Inc.*	7,600	44,840
OraSure Technologies, Inc.*	15,200	37,544
Orthofix International NV*	5,700	142,557
Orthovita, Inc.*	20,900	107,635
Palomar Medical Technologies, Inc.*	6,100	89,426
Quidel Corp.*	9,100	132,496
Rochester Medical Corp.*	3,100	41,540
Rockwell Medical Technologies, Inc.*	4,300	32,465
RTI Biologics, Inc.*	17,300	74,217
Sirona Dental Systems, Inc.*	5,600	111,944
Somanetics Corp.*	4,000	66,040
SonoSite, Inc.*	5,700	114,342
Spectranetics Corp.*	10,700	52,751
Stereotaxis, Inc.*	8,600	33,368
STERIS Corp.	19,300	503,344
SurModics, Inc.* (a)	5,100	115,413
Symmetry Medical, Inc.*	11,900	110,908
Synovis Life Technologies, Inc.*	3,800	78,926
Thoratec Corp.*	18,600	498,108
TomoTherapy, Inc.*	13,100	36,025
TranS1, Inc.*	4,000	24,920
Utah Medical Products, Inc.	1,300	34,723
Vascular Solutions, Inc.*	5,800	45,356
Volcano Corp.*	16,300	227,874
West Pharmaceutical Services, Inc.	10,800	376,380
Wright Medical Group, Inc.*	12,600	204,876
Young Innovations, Inc.	2,000	43,580
Zoll Medical Corp.*	7,000	135,380

		9,793,537

Health Care Providers & Services 3.6%
Air Methods Corp.*	3,600	98,496
Alliance HealthCare Services, Inc.*	8,100	59,373
Allied Healthcare International, Inc.*	16,900	36,673
Allion Healthcare, Inc.*	7,300	43,435
Almost Family, Inc.* (a)	2,400	62,664
Amedisys, Inc.* (a)	9,000	297,180
America Service Group, Inc.*	3,000	48,210
American Caresource Holdings, Inc.*	4,500	16,830
American Dental Partners, Inc.*	4,000	36,280
AMERIGROUP Corp.*	17,400	467,190
AMN Healthcare Services, Inc.*	10,800	68,904
Amsurg Corp.*	10,200	218,688
Assisted Living Concepts, Inc., Class A*	3,380	49,179
Bio-Reference Labs, Inc.*	3,900	123,279
Bioscrip, Inc.*	14,700	87,024
Capital Senior Living Corp.*	7,100	32,305
CardioNet, Inc.*	7,700	125,664
Catalyst Health Solutions, Inc.*	12,400	309,256
Centene Corp.*	14,300	285,714
Chemed Corp.	7,500	296,100
Chindex International, Inc.*	4,400	54,428
Clarient, Inc.*	10,300	38,316
Continucare Corp.*	8,700	20,271
CorVel Corp.*	2,500	56,925
Cross Country Healthcare, Inc.*	10,200	70,074
Emergency Medical Services Corp., Class A*	3,300	121,506
Emeritus Corp.*	6,300	83,223
Ensign Group, Inc. (The)	4,000	56,920
Genoptix, Inc.*	5,500	175,945
Gentiva Health Services, Inc.*	9,400	154,724
Hanger Orthopedic Group, Inc.*	8,000	108,720
Health Grades, Inc.*	8,900	34,799
HealthSouth Corp.*	29,300	423,092
HealthSpring, Inc.*	16,200	175,932
Healthways, Inc.*	11,500	154,675
HMS Holdings Corp.*	8,700	354,264
inVentiv Health, Inc.*	11,100	150,183
IPC The Hospitalist Co., Inc.*	5,200	138,788
Kindred Healthcare, Inc.*	13,100	162,047
Landauer, Inc.	3,100	190,154
LCA-Vision, Inc.*	4,800	20,256
LHC Group, Inc.*	5,000	111,050

2009 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Providers & Services (continued)

Magellan Health Services, Inc.*	11,700	$383,994
MedCath Corp.*	4,900	57,624
Metropolitan Health Networks, Inc.*	13,800	27,738
Molina Healthcare, Inc.* (a)	4,400	105,248
MWI Veterinary Supply, Inc.*	3,500	122,010
National HealthCare Corp.	2,500	94,850
National Research Corp.	400	9,760
NightHawk Radiology Holdings, Inc.*	7,000	25,900
NovaMed, Inc.*	6,800	26,860
Odyssey HealthCare, Inc.*	10,900	112,052
Owens & Minor, Inc.	13,700	600,334
PharMerica Corp.* (a)	10,132	198,891
Providence Service Corp. (The)*	4,100	44,895
PSS World Medical, Inc.*	19,700	364,647
Psychiatric Solutions, Inc.*	18,500	420,690
RadNet, Inc.* (a)	9,100	20,475
RehabCare Group, Inc.*	6,100	145,973
Res-Care, Inc.*	8,300	118,690
Skilled Healthcare Group, Inc., Class A*	5,900	44,250
Sun Healthcare Group, Inc.*	14,400	121,536
Sunrise Senior Living, Inc.* (a)	15,000	24,750
Triple-S Management Corp., Class B*	7,100	110,689
U.S. Physical Therapy, Inc.*	3,900	57,525
Universal American Corp.*	8,600	74,992
Virtual Radiologic Corp.* (a)	2,100	18,963
WellCare Health Plans, Inc.*	13,900	257,011

		9,209,083

Health Care Technology 0.8%
AMICAS, Inc.*	10,700	29,746
athenahealth, Inc.*	11,000	407,110
Computer Programs & Systems, Inc.	3,200	122,592
Eclipsys Corp.*	18,600	330,708
MedAssets, Inc.*	12,900	250,905
MedQuist, Inc.*	3,800	23,104
Merge Healthcare, Inc.*	9,600	41,280
Omnicell, Inc.*	10,500	112,875
Phase Forward, Inc.*	14,200	214,562
Quality Systems, Inc.	7,800	444,288
Transcend Services, Inc.*	2,400	38,040
Vital Images, Inc.*	4,800	54,480

		2,069,690

Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	8,400	56,700
Ambassadors Group, Inc.	6,200	85,374
Ameristar Casinos, Inc.	8,500	161,755
Bally Technologies, Inc.*	18,000	538,560
Benihana, Inc., Class A*	3,900	24,648
BJ’s Restaurants, Inc.*	6,300	106,281
Bluegreen Corp.*	4,600	11,592
Bob Evans Farms, Inc.	10,200	293,148
Buffalo Wild Wings, Inc.* (a)	6,000	195,120
California Pizza Kitchen, Inc.*	6,600	87,714
Caribou Coffee Co., Inc.*	3,000	19,260
Carrols Restaurant Group, Inc.*	3,400	22,644
CEC Entertainment, Inc.*	7,504	221,218
Cheesecake Factory, Inc. (The)*	19,900	344,270
Churchill Downs, Inc.	3,100	104,346
CKE Restaurants, Inc.	16,600	140,768
Cracker Barrel Old Country Store, Inc.	7,500	209,250
Denny’s Corp.*	31,800	68,370
DineEquity, Inc.	5,800	180,902
Domino’s Pizza, Inc.*	12,900	96,621
Dover Downs Gaming & Entertainment, Inc.	4,700	21,855
Einstein Noah Restaurant Group, Inc.*	1,400	12,110
Frisch’s Restaurants, Inc.	600	17,724
Gaylord Entertainment Co.* (a)	11,100	141,081
Great Wolf Resorts, Inc.*	8,800	17,952
Interval Leisure Group, Inc.*	13,500	125,820
Isle of Capri Casinos, Inc.*	5,300	70,596
Jack in the Box, Inc.*	18,940	425,203
Krispy Kreme Doughnuts, Inc.*	19,400	58,200
Lakes Entertainment, Inc.	5,400	15,714
Landry’s Restaurants, Inc.*	2,000	17,200
Life Time Fitness, Inc.* (a)	13,500	270,135
Luby’s, Inc.*	6,700	27,202
Marcus Corp.	6,500	68,380
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,100	38,811
Monarch Casino & Resort, Inc.*	3,000	21,900
Morgans Hotel Group Co.* (a)	7,600	29,108
Multimedia Games, Inc.*	9,600	47,616
O’Charleys, Inc.	6,200	57,350
Orient-Express Hotels Ltd., A Shares	25,800	219,042
P.F. Chang’s China Bistro, Inc.* (a)	7,900	253,274
Papa John’s International, Inc.*	7,200	178,488
Peet’s Coffee & Tea, Inc.*	3,600	90,720
Pinnacle Entertainment, Inc.*	19,900	184,871
Red Lion Hotels Corp.*	5,300	25,440
Red Robin Gourmet Burgers, Inc.*	5,100	95,625
Ruby Tuesday, Inc.*	17,500	116,550
Ruth’s Hospitality Group, Inc.*	6,600	24,222
Shuffle Master, Inc.*	17,800	117,658

16 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure (continued)

Sonic Corp.*	20,100	$201,603
Speedway Motorsports, Inc.	4,300	59,168
Steak N Shake Co. (The)*	7,700	67,298
Texas Roadhouse, Inc., Class A*	16,600	181,106
Town Sports International Holdings, Inc.*	5,600	21,000
Universal Travel Group*	3,700	41,403
Vail Resorts, Inc.*	9,700	260,154
Youbet.com, Inc.*	9,100	30,030

		6,620,150

Household Durables 1.0%
American Greetings Corp., Class A	13,900	162,352
Beazer Homes USA, Inc.* (a)	12,000	21,960
Blyth, Inc.	2,050	67,219
Brookfield Homes Corp.*	3,200	12,800
Cavco Industries, Inc.*	2,100	53,193
CSS Industries, Inc.	2,500	50,950
Ethan Allen Interiors, Inc.	8,200	84,952
Furniture Brands International, Inc.	14,200	43,026
Helen of Troy Ltd.*	9,900	166,221
Hooker Furniture Corp.	3,400	39,032
Hovnanian Enterprises, Inc., Class A* (a)	16,900	39,884
iRobot Corp.*	6,200	80,476
La-Z-Boy, Inc.	17,100	80,712
M/I Homes, Inc.*	5,500	53,845
Meritage Homes Corp.*	10,600	199,916
National Presto Industries, Inc.	1,600	121,760
NIVS IntelliMedia Technology Group, Inc.*	1,800	5,328
Ryland Group, Inc.	14,300	240,240
Sealy Corp.* (a)	14,400	28,224
Skyline Corp.	2,300	50,025
Standard Pacific Corp.*	33,400	67,802
Stanley Furniture Co., Inc.	3,200	34,528
Tempur-Pedic International, Inc. (a)	24,800	324,136
Tupperware Brands Corp.	20,600	536,012
Universal Electronics, Inc.*	4,500	90,765

		2,655,358

Household Products 0.2%
Central Garden & Pet Co., Class A*	20,500	201,925
Oil-Dri Corp. of America	1,500	22,275
Orchids Paper Products Co.*	1,800	36,990
WD-40 Co.	5,500	159,500

		420,690

Independent Power Producers & Energy Traders 0.0%
U.S. Geothermal, Inc.*	20,600	29,252

Industrial Conglomerates 0.3%
Otter Tail Corp. (a)	12,000	262,080
Raven Industries, Inc.	5,300	135,680
Seaboard Corp.	104	116,688
Standex International Corp.	4,100	47,560
Tredegar Corp.	10,121	134,812
United Capital Corp.*	600	10,992

		707,812

Information Technology Services 2.2%
Acxiom Corp.	22,300	196,909
CACI International, Inc., Class A*	9,900	422,829
Cass Information Systems, Inc.	2,660	87,088
China Information Security Technology, Inc.*	8,900	25,454
CIBER, Inc.*	24,000	74,400
Computer Task Group, Inc.*	4,500	27,450
CSG Systems International, Inc.*	11,600	153,584
CyberSource Corp.*	23,124	353,797
eLoyalty Corp.*	1,800	14,184
Euronet Worldwide, Inc.*	15,950	309,271
ExlService Holdings, Inc.*	4,900	54,929
Forrester Research, Inc.*	5,200	127,660
Gartner, Inc.*	19,600	299,096
Global Cash Access Holdings, Inc.*	12,800	101,888
Hackett Group, Inc. (The)*	12,800	29,824
Heartland Payment Systems, Inc.	12,900	123,453
iGate Corp.	7,000	46,340
infoGROUP, Inc.*	10,700	61,097
Information Services Group, Inc.*	7,200	21,672
Integral Systems, Inc.*	5,722	47,607
Lionbridge Technologies, Inc.*	21,400	39,376
Mantech International Corp., Class A*	7,400	318,496
MAXIMUS, Inc.	5,800	239,250
MoneyGram International, Inc.*	29,900	53,222
NCI, Inc., Class A*	2,200	66,924
Ness Technologies, Inc.*	12,500	48,875
Online Resources Corp.*	8,400	52,416
Perot Systems Corp., Class A*	28,700	411,271
RightNow Technologies, Inc.*	6,900	81,420
Sapient Corp.*	28,000	176,120
SRA International, Inc., Class A*	13,800	242,328
StarTek, Inc.*	4,500	36,090
Syntel, Inc. (a)	4,200	132,048

2009 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Information Technology Services (continued)

TeleTech Holdings, Inc.*	10,400	$157,560
Tier Technologies, Inc., Class B*	5,500	42,460
TNS, Inc.*	8,500	159,375
Unisys Corp.*	120,900	182,559
VeriFone Holdings, Inc.*	23,600	177,236
Virtusa Corp.*	4,900	39,347
Wright Express Corp.*	12,700	323,469

		5,558,374

Insurance 3.2%
AMBAC Financial Group, Inc. (a)	95,200	87,584
American Equity Investment Life Holding Co.	18,000	100,440
American Physicians Capital, Inc.	2,600	101,816
American Physicians Service Group, Inc.	2,000	45,380
American Safety Insurance Holdings Ltd.*	2,800	38,108
Amerisafe, Inc.*	6,300	98,028
Amtrust Financial Services, Inc.	8,000	91,200
Argo Group International Holdings Ltd.*	10,209	288,098
Assured Guaranty Ltd.	20,500	253,790
Baldwin & Lyons, Inc., Class B	2,700	53,190
Citizens, Inc.* (a)	10,400	63,232
CNA Surety Corp.*	5,300	71,497
Conseco, Inc.*	63,200	149,784
Crawford & Co., Class B*	7,600	36,480
Delphi Financial Group, Inc., Class A	14,200	275,906
Donegal Group, Inc., Class A	3,600	54,756
Eastern Insurance Holdings, Inc.	3,000	28,230
eHealth, Inc.*	8,200	144,812
EMC Insurance Group, Inc.	1,600	33,296
Employers Holdings, Inc.	15,800	214,090
Enstar Group Ltd.*	2,300	135,355
FBL Financial Group, Inc., Class A	4,100	33,866
First Acceptance Corp.*	5,200	11,076
First Mercury Financial Corp.	4,700	64,719
Flagstone Reinsurance Holdings Ltd.	13,000	133,900
FPIC Insurance Group, Inc.*	2,600	79,612
Greenlight Capital Re Ltd., Class A*	9,300	160,983
Hallmark Financial Services*	2,800	20,020
Harleysville Group, Inc.	4,600	129,812
Hilltop Holdings, Inc.*	12,600	149,562
Horace Mann Educators Corp.	13,400	133,598
Independence Holding Co.	1,100	6,996
Infinity Property & Casualty Corp.	4,700	171,362
IPC Holdings Ltd.	18,500	505,790
Kansas City Life Insurance Co.	1,300	34,983
Maiden Holdings Ltd.	16,500	108,240
Max Capital Group Ltd.	15,000	276,900
Meadowbrook Insurance Group, Inc.	19,042	124,344
Mercer Insurance Group, Inc.	2,200	34,980
Montpelier Re Holdings Ltd.	28,600	380,094
National Financial Partners Corp. (a)	13,100	95,892
National Interstate Corp.	2,000	30,360
National Western Life Insurance Co., Class A	721	84,177
Navigators Group, Inc.*	4,200	186,606
NYMAGIC, Inc.	1,600	22,208
Phoenix Cos, Inc. (The)	38,300	63,961
Platinum Underwriters Holdings Ltd.	16,900	483,171
PMA Capital Corp., Class A*	10,300	46,865
Presidential Life Corp.	6,900	52,233
ProAssurance Corp.*	10,880	502,765
RLI Corp.	6,100	273,280
Safety Insurance Group, Inc.	4,200	128,352
SeaBright Insurance Holdings, Inc.*	6,800	68,884
Selective Insurance Group	17,500	223,475
State Auto Financial Corp.	4,500	78,750
Stewart Information Services Corp.	5,700	81,225
Tower Group, Inc. (a)	13,300	329,574
United America Indemnity Ltd., Class A*	11,718	56,129
United Fire & Casualty Co.	7,300	125,195
Universal Insurance Holdings, Inc.	3,900	19,578
Zenith National Insurance Corp.	12,300	267,402

		8,145,991

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	8,500	16,320
Blue Nile, Inc.* (a)	4,200	180,558
Drugstore.com, Inc.*	28,400	51,688
Gaiam, Inc., Class A*	5,800	31,726
HSN, Inc.*	13,500	142,695
NutriSystem, Inc. (a)	10,200	147,900
Orbitz Worldwide, Inc.*	11,500	21,850
Overstock.com, Inc.* (a)	5,200	62,192
PetMed Express, Inc.*	7,800	117,234

18 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Internet & Catalog Retail (continued)

Shutterfly, Inc.*	6,700	$93,465
Stamps.com, Inc.*	4,300	36,464
Ticketmaster Entertainment, Inc.*	13,000	83,460
US Auto Parts Network, Inc.*	2,500	9,425

		994,977

Internet Software & Services 2.5%
Art Technology Group, Inc.*	42,300	160,740
Bankrate, Inc.* (a)	4,100	103,484
Chordiant Software, Inc.*	10,000	36,300
comScore, Inc.*	6,900	91,908
Constant Contact, Inc.* (a)	8,200	162,688
DealerTrack Holdings, Inc.*	12,700	215,900
Dice Holdings, Inc.*	5,000	23,250
Digital River, Inc.*	12,800	464,896
DivX, Inc.*	11,500	63,135
EarthLink, Inc.*	35,800	265,278
GSI Commerce, Inc.*	8,500	121,125
Imergent, Inc.	2,200	15,400
InfoSpace, Inc.*	11,600	76,908
Innodata Isogen, Inc.*	6,500	28,470
Internap Network Services Corp.*	16,800	58,632
Internet Brands, Inc., Class A*	8,700	60,900
Internet Capital Group, Inc.*	12,100	81,433
iPass, Inc.*	15,300	24,480
j2 Global Communications, Inc.*	15,000	338,400
Keynote Systems, Inc.*	4,100	31,324
Knot, Inc. (The)*	9,800	77,224
Limelight Networks, Inc.*	9,300	40,920
Liquidity Services, Inc.*	4,700	46,342
LivePerson, Inc.*	12,900	51,600
LoopNet, Inc.*	6,300	48,825
Marchex, Inc., Class B	6,500	21,905
MercadoLibre, Inc.*	8,700	233,856
ModusLink Global Solutions, Inc.*	15,190	104,203
Move, Inc.*	53,000	114,480
NIC, Inc.	16,300	110,351
Omniture, Inc.*	22,746	285,690
OpenTable, Inc.*	900	27,153
Openwave Systems, Inc.*	29,200	65,408
Perficient, Inc.*	9,500	66,405
Rackspace Hosting, Inc.*	21,800	302,148
RealNetworks, Inc.*	27,500	82,225
Saba Software, Inc.*	9,200	35,420
SAVVIS, Inc.*	12,000	137,520
SonicWALL, Inc.*	17,800	97,544
support.com, Inc.*	15,400	33,572
Switch & Data Facilities Co., Inc.*	6,700	78,591
TechTarget, Inc.*	3,800	15,200
Terremark Worldwide, Inc.*	16,500	95,370
Travelzoo, Inc.*	1,800	19,728
United Online, Inc.	28,302	184,246
ValueClick, Inc.*	28,800	302,976
Vignette Corp.*	8,300	109,145
VistaPrint Ltd.*	13,900	592,835
Vocus, Inc.*	5,500	108,680
Web.com Group, Inc.*	8,900	50,107
Websense, Inc.*	14,800	264,032
Zix Corp.*	23,500	35,250

		6,263,602

Leisure Equipment & Products 0.6%
Brunswick Corp.	29,200	126,144
Callaway Golf Co.	21,400	108,498
Eastman Kodak Co.	88,000	260,480
JAKKS Pacific, Inc.*	9,300	119,319
Leapfrog Enterprises, Inc.*	10,700	24,503
Marine Products Corp.	3,200	12,000
Polaris Industries, Inc. (a)	10,000	321,200
Pool Corp. (a)	16,400	271,584
RC2 Corp.*	5,800	76,734
Smith & Wesson Holding Corp.*	17,200	97,696
Sport Supply Group, Inc.	3,500	30,065
Steinway Musical Instruments*	2,200	23,562
Sturm Ruger & Co., Inc.	6,100	75,884

		1,547,669

Life Sciences Tools & Services 1.1%
Accelrys, Inc.*	8,500	50,235
Affymetrix, Inc.*	23,400	138,762
Albany Molecular Research, Inc.*	7,700	64,603
AMAG Pharmaceuticals, Inc.*	5,640	308,339
BioDelivery Sciences International, Inc.*	3,700	24,679
Bruker Corp.*	16,200	150,012
Cambrex Corp.*	9,400	38,728
Clinical Data, Inc.* (a)	3,800	41,876
Dionex Corp.*	5,900	360,077
Enzo Biochem, Inc.*	10,500	46,515
eResearchTechnology, Inc.*	14,400	89,424
Exelixis, Inc.*	35,300	171,911
Harvard Bioscience, Inc.*	7,400	29,230
Kendle International, Inc.*	4,700	57,528
Life Sciences Research, Inc.*	2,800	20,076
Luminex Corp.*	13,700	253,998
Nektar Therapeutics*	30,700	198,936
PAREXEL International Corp.*	19,400	278,972

2009 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Life Sciences Tools & Services (continued)

Sequenom, Inc.* (a)	18,400	$71,944
Varian, Inc.*	9,600	378,528

		2,774,373

Machinery 2.7%
3D Systems Corp.*	5,600	40,376
Actuant Corp., Class A	19,100	233,020
Alamo Group, Inc.	2,000	20,200
Albany International Corp., Class A	9,500	108,110
Altra Holdings, Inc.*	8,800	65,912
American Railcar Industries, Inc.	3,100	25,606
Ampco-Pittsburgh Corp.	2,800	65,660
Astec Industries, Inc.*	5,950	176,655
Badger Meter, Inc.	4,900	200,900
Barnes Group, Inc.	15,400	183,106
Blount International, Inc.*	12,700	109,347
Briggs & Stratton Corp.	16,800	224,112
Cascade Corp.	3,100	48,763
Chart Industries, Inc.*	9,400	170,892
China Fire & Security Group, Inc.* (a)	4,600	55,982
CIRCOR International, Inc.	5,600	132,216
Clarcor, Inc.	17,100	499,149
Colfax Corp.*	7,800	60,216
Columbus McKinnon Corp.*	6,300	79,695
Dynamic Materials Corp.	4,300	82,904
Eastern Co. (The)	2,200	36,300
Energy Recovery, Inc.* (a)	10,700	75,756
EnPro Industries, Inc.*	6,700	120,667
ESCO Technologies, Inc.*	8,700	389,760
Federal Signal Corp.	16,100	123,165
Flanders Corp.*	5,100	31,161
Flow International Corp.*	12,100	28,435
Force Protection, Inc.*	23,200	205,088
FreightCar America, Inc.	4,000	67,240
Gorman-Rupp Co. (The)	4,775	96,312
Graham Corp.	3,300	43,890
Greenbrier Cos., Inc.	5,500	39,545
Hurco Cos., Inc.*	2,100	32,823
John Bean Technologies Corp.	8,900	111,428
K-Tron International, Inc.*	800	63,744
Kadant, Inc.*	4,100	46,289
Kaydon Corp.	11,000	358,160
LB Foster Co., Class A*	3,400	102,238
Lindsay Corp. (a)	4,100	135,710
Met-Pro Corp.	4,800	51,936
Middleby Corp.*	5,362	235,499
Miller Industries, Inc.*	3,800	33,440
Mueller Industries, Inc.	12,600	262,080
Mueller Water Products, Inc., Class A	38,300	143,242
NACCO Industries, Inc., Class A	1,800	51,696
Nordson Corp.	11,100	429,126
Omega Flex, Inc.	800	12,128
PMFG, Inc.* (a)	4,200	37,002
Portec Rail Products, Inc.	2,400	23,640
RBC Bearings, Inc.*	7,200	147,240
Robbins & Myers, Inc.	9,100	175,175
Sauer-Danfoss, Inc.	3,700	22,681
SmartHeat, Inc.*	2,700	18,495
Sun Hydraulics Corp.	3,800	61,446
Tecumseh Products Co., Class A*	6,500	63,115
Tennant Co.	6,400	117,696
Titan International, Inc.	11,625	86,839
Trimas Corp.*	4,300	14,491
Twin Disc, Inc.	2,800	19,068
Watts Water Technologies, Inc., Class A	9,647	207,796

		6,904,363

Marine 0.2%
American Commercial Lines, Inc.*	3,000	46,440
Eagle Bulk Shipping, Inc.	15,600	73,164
Genco Shipping & Trading Ltd. (a)	8,500	184,620
Horizon Lines, Inc., Class A (a)	10,100	38,986
International Shipholding Corp.	1,800	48,528
TBS International Ltd., Class A* (a)	4,100	32,021
Ultrapetrol Bahamas Ltd.*	7,200	31,896

		455,655

Media 0.8%
Arbitron, Inc.	9,000	143,010
Ascent Media Corp., Class A*	4,600	122,268
Belo Corp., Class A	29,300	52,447
Carmike Cinemas, Inc.*	3,300	27,654
Cinemark Holdings, Inc.	10,500	118,860
CKX, Inc.*	19,700	139,673
Crown Media Holdings, Inc., Class A* (a)	3,600	6,012
Dolan Media Co.*	9,800	125,342
E.W. Scripps Co. (The), Class A	11,200	23,408
Fisher Communications, Inc.	1,900	24,301
Global Sources Ltd.*	5,395	38,898
Harte-Hanks, Inc.	12,276	113,553
Journal Communications, Inc., Class A	13,200	13,860
Knology, Inc.*	9,600	82,848
Lin TV Corp., Class A*	8,900	14,952
Live Nation, Inc.*	27,200	132,192

20 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Media (continued)

LodgeNet Interactive Corp.*	6,200	$21,142
Martha Stewart Living Omnimedia, Class A*	8,800	26,928
Mediacom Communications Corp., Class A*	13,100	66,941
National CineMedia, Inc.	13,900	191,264
Outdoor Channel Holdings, Inc.*	4,900	28,910
Playboy Enterprises, Inc., Class B*	7,100	17,821
Primedia, Inc.	7,883	15,845
RCN Corp.*	12,100	72,237
Reading International, Inc., Class A*	6,700	30,485
Rentrak Corp.*	3,400	55,862
Scholastic Corp.	7,700	152,383
Sinclair Broadcast Group, Inc., Class A	17,500	33,950
Valassis Communications, Inc.*	16,100	98,371
Value Line, Inc.	200	6,574
World Wrestling Entertainment, Inc., Class A	7,200	90,432

		2,088,423

Metals & Mining 0.9%
Allied Nevada Gold Corp.*	14,900	120,094
AM Castle & Co.	5,300	64,024
AMCOL International Corp.	7,600	164,008
Brush Engineered Materials, Inc.*	6,700	112,225
Century Aluminum Co.*	14,700	91,581
China Precision Steel, Inc.* (a)	9,200	22,816
Coeur d’Alene Mines Corp.* (a)	22,560	277,488
General Moly, Inc.*	21,100	46,842
General Steel Holdings, Inc.* (a)	4,400	17,468
Haynes International, Inc.*	4,000	94,800
Hecla Mining Co.* (a)	70,400	188,672
Horsehead Holding Corp.*	11,500	85,675
Kaiser Aluminum Corp.	5,200	186,732
Olympic Steel, Inc.	3,000	73,410
Paramount Gold and Silver Corp.*	23,200	35,264
RTI International Metals, Inc.*	7,700	136,059
Stillwater Mining Co.*	13,400	76,514
Sutor Technology Group Ltd.*	2,800	9,156
Universal Stainless & Alloy*	2,100	34,167
US Gold Corp.*	25,400	67,056
Worthington Industries, Inc.	19,700	251,963

		2,156,014

Multi-Utility 0.6%
Avista Corp.	18,000	320,580
Black Hills Corp.	12,900	296,571
CH Energy Group, Inc.	5,200	242,840
Florida Public Utilities Co.	1,800	25,254
NorthWestern Corp.	11,900	270,844
PNM Resources, Inc.	28,700	307,377

		1,463,466

Multiline Retail 0.3%
99 Cents Only Stores*	15,500	210,490
Dillard’s, Inc., Class A	16,600	152,720
Fred’s, Inc., Class A	13,300	167,580
Retail Ventures, Inc.*	8,300	18,094
Saks, Inc.*	40,300	178,529
Tuesday Morning Corp.*	9,900	33,363

		760,776

Natural Gas Utility 1.4%
Chesapeake Utilities Corp.	2,300	74,819
Laclede Group, Inc. (The)	7,300	241,849
New Jersey Resources Corp.	14,050	520,412
Nicor, Inc.	14,900	515,838
Northwest Natural Gas Co.	8,900	394,448
Piedmont Natural Gas Co., Inc.	24,400	588,284
South Jersey Industries, Inc.	9,900	345,411
Southwest Gas Corp.	14,700	326,487
WGL Holdings, Inc.	16,500	528,330

		3,535,878

Oil, Gas & Consumable Fuels 2.8%
Alon USA Energy, Inc. (a)	2,400	24,840
APCO Argentina, Inc.	3,300	63,459
Approach Resources, Inc.*	4,600	31,740
Arena Resources, Inc.*	12,600	401,310
Atlas America, Inc.	11,300	201,931
ATP Oil & Gas Corp.* (a)	9,400	65,424
Berry Petroleum Co., Class A	14,400	267,696
Bill Barrett Corp.*	12,600	345,996
BPZ Resources, Inc.* (a)	26,300	128,607
Brigham Exploration Co.*	26,800	93,532
Carrizo Oil & Gas, Inc.*	9,200	157,780
Cheniere Energy, Inc.*	17,500	51,450
Clayton Williams Energy, Inc.*	1,887	35,608
Clean Energy Fuels Corp.* (a)	10,400	89,544
Contango Oil & Gas Co.*	3,900	165,711
CREDO Petroleum Corp.*	2,800	29,904
Crosstex Energy, Inc.	13,300	55,328
Cubic Energy, Inc.*	7,200	7,776
CVR Energy, Inc.*	7,400	54,242
Delek US Holdings, Inc.	4,200	35,616
Delta Petroleum Corp.*	60,700	117,151
DHT Maritime, Inc.	14,900	77,629
Endeavour International Corp.*	37,700	51,272
Evergreen Energy, Inc.*	41,600	40,768

2009 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)

FX Energy, Inc.*	13,000	$49,270
General Maritime Corp.	16,118	159,407
GeoResources, Inc.*	2,400	24,480
GMX Resources, Inc.*	7,900	84,056
Golar LNG Ltd.	11,300	96,615
Goodrich Petroleum Corp.* (a)	8,071	198,466
Gran Tierra Energy, Inc.*	66,500	229,425
Green Plains Renewable Energy, Inc.*	3,800	24,890
Gulfport Energy Corp.*	8,500	58,225
Harvest Natural Resources, Inc.*	11,200	49,392
International Coal Group, Inc.* (a)	28,900	82,654
Isramco, Inc.*	300	31,959
James River Coal Co.*	9,100	137,683
Knightsbridge Tankers Ltd.	5,700	77,748
McMoRan Exploration Co.*	20,600	122,776
Nordic American Tanker Shipping (a)	14,200	451,844
Northern Oil & Gas, Inc.* (a)	9,900	63,063
Oilsands Quest, Inc.*	56,900	54,624
Panhandle Oil and Gas, Inc.	2,300	45,149
Parallel Petroleum Corp.*	13,800	26,772
Patriot Coal Corp.*	21,500	137,170
Penn Virginia Corp.	15,300	250,461
Petroleum Development Corp.*	4,900	76,881
PetroQuest Energy, Inc.* (a)	14,600	53,874
PrimeEnergy Corp.*	200	7,162
Rex Energy Corp.*	9,100	51,870
Rosetta Resources, Inc.*	17,300	151,375
Ship Finance International Ltd. (a)	14,800	163,244
Stone Energy Corp.*	11,991	88,973
Swift Energy Co.*	10,300	171,495
Syntroleum Corp.*	22,300	49,729
Teekay Tankers Ltd., Class A (a)	3,100	28,799
Toreador Resources Corp. (a)	7,300	48,910
Uranerz Energy Corp.*	13,400	25,192
Uranium Energy Corp.*	16,600	48,140
USEC, Inc.* (a)	38,000	202,160
VAALCO Energy, Inc.	19,500	82,485
Venoco, Inc.*	6,000	46,020
W&T Offshore, Inc.	11,000	107,140
Warren Resources, Inc.*	20,000	49,000
Western Refining, Inc.* (a)	10,400	73,424
Westmoreland Coal Co.*	3,200	25,920
World Fuel Services Corp.	9,800	404,054
Zion Oil & Gas, Inc.*	3,600	38,232

		7,044,522

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.*	12,600	56,574
Clearwater Paper Corp.*	3,785	95,723
Deltic Timber Corp.	3,500	124,145
Domtar Corp.*	14,000	232,120
Glatfelter	15,100	134,390
KapStone Paper and Packaging Corp.*	6,300	29,547
Louisiana-Pacific Corp.*	34,400	117,648
Neenah Paper, Inc.	5,100	44,931
Schweitzer-Mauduit International, Inc.	5,100	138,771
Wausau Paper Corp.	14,600	98,112

		1,071,961

Personal Products 0.6%
American Oriental Bioengineering, Inc.* (a)	20,400	107,916
Bare Escentuals, Inc.*	21,900	194,253
Chattem, Inc.* (a)	6,400	435,840
China Sky One Medical, Inc.* (a)	3,700	49,876
China-Biotics, Inc.*	2,200	23,760
Elizabeth Arden, Inc.*	8,000	69,840
Female Health Co. (The)*	4,700	22,560
Inter Parfums, Inc.	4,500	33,030
Mannatech, Inc.	5,100	16,830
Medifast, Inc.*	4,000	45,840
Nu Skin Enterprises, Inc., Class A	16,400	250,920
Nutraceutical International Corp.*	4,000	41,560
Prestige Brands Holdings, Inc.*	10,700	65,805
Revlon, Inc., Class A*	5,900	32,096
Schiff Nutrition International, Inc.*	3,500	17,815
USANA Health Sciences, Inc.* (a)	2,100	62,433

		1,470,374

Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.* (a)	2,700	16,146
Adolor Corp.*	15,400	27,104
Akorn, Inc.*	17,900	21,480
Ardea Biosciences, Inc.*	4,500	70,830
ARYx Therapeutics, Inc.*	7,800	32,214
Auxilium Pharmaceuticals, Inc.* (a)	14,300	448,734
AVANIR Pharmaceuticals*	22,300	49,506
Biodel, Inc.* (a)	5,800	29,928
BioMimetic Therapeutics, Inc.*	4,127	38,133
BioSpecifics Technologies Corp.*	1,100	26,202

22 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Pharmaceuticals (continued)

BMP Sunstone Corp.*	10,200	$48,348
Cadence Pharmaceuticals, Inc.* (a)	8,200	81,918
Caraco Pharmaceutical Laboratories Ltd.* (a)	3,400	10,438
Cornerstone Therapeutics, Inc.*	2,600	28,548
Cypress Bioscience, Inc.*	12,600	118,692
Depomed, Inc.*	17,500	56,875
Discovery Laboratories, Inc.* (a)	37,500	38,625
Durect Corp.*	26,400	62,832
Hi-Tech Pharmacal Co., Inc.*	2,400	21,360
Impax Laboratories, Inc.*	20,600	151,616
Inspire Pharmaceuticals, Inc.*	14,000	77,840
ISTA Pharmaceuticals, Inc.*	12,000	50,400
Javelin Pharmaceuticals, Inc.*	15,500	19,065
KV Pharmaceutical Co., Class A* (a)	10,600	34,026
Lannett Co, Inc.*	2,900	19,865
MAP Pharmaceuticals, Inc.* (a)	2,500	30,550
Matrixx Initiatives, Inc.*	2,700	15,093
Medicines Co. (The)*	17,500	146,825
Medicis Pharmaceutical Corp., Class A	19,300	314,976
MiddleBrook Pharmaceuticals, Inc.*	12,100	16,335
Noven Pharmaceuticals, Inc.*	8,300	118,690
Obagi Medical Products, Inc.*	5,500	40,095
Optimer Pharmaceuticals, Inc.*	9,500	142,215
Pain Therapeutics, Inc.*	11,500	61,755
Par Pharmaceutical Cos., Inc.*	11,500	174,225
Pozen, Inc.*	8,700	66,816
Questcor Pharmaceuticals, Inc.*	19,000	95,000
Repros Therapeutics, Inc.*	2,800	20,132
Salix Pharmaceuticals Ltd.* (a)	16,000	157,920
Santarus, Inc.*	18,500	52,170
Sucampo Pharmaceuticals, Inc., Class A*	3,100	19,127
SuperGen, Inc.*	21,600	43,632
ViroPharma, Inc.*	25,900	153,587
Vivus, Inc.*	23,100	140,448
XenoPort, Inc.*	9,100	210,847

		3,601,163

Professional Services 1.6%
Acacia Research — Acacia Technologies*	11,100	87,357
Administaff, Inc.	7,100	165,217
Advisory Board Co. (The)*	5,100	131,070
Barrett Business Services, Inc.	2,300	24,150
CBIZ, Inc.*	14,500	103,240
CDI Corp.	4,100	45,715
COMSYS IT Partners, Inc.*	4,700	27,495
Corporate Executive Board Co. (The)	11,200	232,512
CoStar Group, Inc.*	6,600	263,142
CRA International, Inc.*	3,600	99,936
Diamond Management & Technology Consultants, Inc.	9,000	37,800
Exponent, Inc.*	4,500	110,295
First Advantage Corp., Class A*	3,500	53,235
Franklin Covey Co.*	3,800	23,674
GP Strategies Corp.*	6,100	35,929
Heidrick & Struggles International, Inc.	5,700	104,025
Hill International, Inc.*	8,200	35,260
Huron Consulting Group, Inc.*	7,100	328,233
ICF International, Inc.*	3,100	85,529
Kelly Services, Inc., Class A	8,700	95,265
Kforce, Inc.*	9,800	81,046
Korn/Ferry International*	14,800	157,472
MPS Group, Inc.*	30,600	233,784
Navigant Consulting, Inc.*	16,900	218,348
Odyssey Marine Exploration, Inc.* (a)	16,300	26,080
On Assignment, Inc.*	11,300	44,183
Resources Connection, Inc.*	14,900	255,833
School Specialty, Inc.*	6,200	125,302
Spherion Corp.*	17,200	70,864
TrueBlue, Inc.*	14,600	122,640
Volt Information Sciences, Inc.*	4,000	25,080
VSE Corp.	1,300	34,008
Watson Wyatt Worldwide, Inc., Class A	14,100	529,173

		4,012,892

Real Estate Investment Trusts 5.2%
Acadia Realty Trust	13,039	170,159
Agree Realty Corp.	2,500	45,825
Alexander’s, Inc.	700	188,720
American Campus Communities, Inc.	17,220	381,940
American Capital Agency Corp. (a)	3,300	75,801
Anthracite Capital, Inc. (a)	20,500	12,710
Anworth Mortgage Asset Corp.	34,600	249,466
Ashford Hospitality Trust, Inc.	23,850	67,018
Associated Estates Realty Corp.	4,700	28,012
BioMed Realty Trust, Inc.	32,400	331,452
CapLease, Inc.	14,700	40,572
Capstead Mortgage Corp.	21,000	266,910
Care Investment Trust, Inc.	4,100	21,320
CBL & Associates Properties, Inc.	24,300	130,977

2009 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts (continued)

Cedar Shopping Centers, Inc.	13,000	$58,760
Cogdell Spencer, Inc.	10,100	43,329
Colonial Properties Trust	16,200	119,880
Cousins Properties, Inc. (a)	12,443	105,765
DCT Industrial Trust, Inc.	59,700	243,576
Developers Diversified Realty Corp.	46,400	226,432
DiamondRock Hospitality Co.	35,100	219,726
DuPont Fabros Technology, Inc.	8,500	80,070
Dynex Capital, Inc.	3,400	27,880
EastGroup Properties, Inc.	8,300	274,066
Education Realty Trust, Inc.	9,200	39,468
Entertainment Properties Trust	11,800	243,080
Equity Lifestyle Properties, Inc.	6,900	256,542
Equity One, Inc. (a)	10,300	136,578
Extra Space Storage, Inc.	29,300	244,655
FelCor Lodging Trust, Inc.	21,200	52,152
First Industrial Realty Trust, Inc. (a)	14,900	64,815
First Potomac Realty Trust	9,200	89,700
Franklin Street Properties Corp.	20,100	266,325
Getty Realty Corp.	5,700	107,559
Gladstone Commercial Corp.	2,700	34,992
Glimcher Realty Trust	12,500	36,250
Gramercy Capital Corp.*	14,070	22,653
Hatteras Financial Corp. (a)	12,000	343,080
Healthcare Realty Trust, Inc.	19,500	328,185
Hersha Hospitality Trust	14,100	34,968
Highwoods Properties, Inc.	23,400	523,458
Home Properties, Inc.	10,800	368,280
Inland Real Estate Corp.	22,400	156,800
Investors Real Estate Trust	20,400	181,356
iStar Financial, Inc.*	34,400	97,696
Kilroy Realty Corp.	11,800	242,372
Kite Realty Group Trust	12,900	37,668
LaSalle Hotel Properties	17,100	211,014
Lexington Realty Trust	27,972	95,106
LTC Properties, Inc.	7,700	157,465
Medical Properties Trust, Inc.	26,600	161,462
MFA Financial, Inc.	73,500	508,620
Mid-America Apartment Communities, Inc.	9,400	345,074
Mission West Properties, Inc.	5,200	35,516
Monmouth Real Estate Investment Corp., Class A	6,500	38,090
National Health Investors, Inc.	8,800	235,048
National Retail Properties, Inc.	26,386	457,797
NorthStar Realty Finance Corp. (a)	19,686	55,711
Omega Healthcare Investors, Inc.	27,300	423,696
Parkway Properties, Inc.	7,200	93,600
Pennsylvania Real Estate Investment Trust (a)	11,900	59,500
Post Properties, Inc.	14,700	197,568
Potlatch Corp.	13,100	318,199
PS Business Parks, Inc.	5,100	247,044
RAIT Financial Trust	21,500	29,455
Ramco-Gershenson Properties Trust	5,300	53,053
Redwood Trust, Inc.	25,500	376,380
Resource Capital Corp.	6,900	22,080
Saul Centers, Inc.	1,900	56,183
Sovran Self Storage, Inc.	7,800	191,880
Strategic Hotels & Resorts, Inc.	23,800	26,418
Sun Communities, Inc.	5,500	75,790
Sunstone Hotel Investors, Inc.	24,854	132,969
Tanger Factory Outlet Centers	12,100	392,403
Transcontinental Realty Investors, Inc.*	900	10,863
U-Store-It Trust	16,000	78,400
UMH Properties, Inc.	2,600	20,722
Universal Health Realty Income Trust	3,700	116,624
Urstadt Biddle Properties, Inc., Class A	6,800	95,744
Walter Investment Management Corp.*	6,200	82,336
Washington Real Estate Investment Trust	19,202	429,549
Winthrop Realty Trust	3,440	30,719

		13,181,076

Real Estate Management & Development 0.2%
American Realty Investors, Inc.*	600	6,120
Avatar Holdings, Inc.*	2,000	36,340
China Housing & Land Development, Inc.*	9,400	54,144
Consolidated-Tomoka Land Co.	1,800	63,144
Forestar Group, Inc.*	11,700	138,996
Tejon Ranch Co.*	3,500	92,715

		391,459

Road & Rail 1.0%
Amerco, Inc.*	3,000	111,450
Arkansas Best Corp.	8,500	223,975
Avis Budget Group, Inc.*	34,600	195,490
Celadon Group, Inc.*	7,300	61,247
Dollar Thrifty Automotive Group, Inc.*	7,400	103,230
Genesee & Wyoming, Inc., Class A*	10,800	286,308
Heartland Express, Inc.	17,400	256,128

24 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Road & Rail (continued)

Knight Transportation, Inc.	18,800	$311,140
Marten Transport Ltd.*	5,141	106,727
Old Dominion Freight Line, Inc.*	9,200	308,844
Patriot Transportation Holding, Inc.*	400	29,172
Saia, Inc.*	4,500	81,045
Universal Truckload Services, Inc.	1,900	29,735
USA Truck, Inc.*	2,400	32,472
Werner Enterprises, Inc.	14,100	255,492
YRC Worldwide, Inc.* (a)	19,000	32,870

		2,425,325

Semiconductors & Semiconductor Equipment 3.6%
Actel Corp.*	8,700	93,351
Advanced Analogic Technologies, Inc.*	14,200	65,178
Advanced Energy Industries, Inc.*	10,900	97,991
Amkor Technology, Inc.* (a)	36,200	171,226
Anadigics, Inc.*	20,900	87,571
Applied Micro Circuits Corp.*	22,400	182,112
Atheros Communications, Inc.*	20,500	394,420
ATMI, Inc.*	10,500	163,065
Brooks Automation, Inc.*	21,300	95,424
Cabot Microelectronics Corp.*	7,800	220,662
Cavium Networks, Inc.*	12,300	206,763
Ceva, Inc.*	6,500	56,420
Cirrus Logic, Inc.*	21,600	97,200
Cohu, Inc.	7,700	69,146
CSR PLC* (c)	14,079	81,375
Cymer, Inc.*	9,800	291,354
Diodes, Inc.*	10,362	162,062
DSP Group, Inc.*	7,500	50,700
Entegris, Inc.*	37,600	102,272
Entropic Communications, Inc.*	19,100	42,975
Exar Corp.*	11,900	85,561
FEI Co.*	12,400	283,960
FormFactor, Inc.*	16,300	281,012
GSI Technology, Inc.*	7,300	28,178
Hittite Microwave Corp.*	7,000	243,250
Intellon Corp.*	7,900	33,575
IXYS Corp.	7,600	76,912
Kopin Corp.*	21,600	79,272
Kulicke & Soffa Industries, Inc.*	20,300	69,629
Lattice Semiconductor Corp.*	38,200	71,816
MEMSIC, Inc.*	6,300	26,712
Micrel, Inc.	15,200	111,264
Microsemi Corp.*	27,000	372,600
Microtune, Inc.*	17,000	39,780
MIPS Technologies, Inc.*	14,900	44,700
MKS Instruments, Inc.*	16,300	214,997
Monolithic Power Systems, Inc.*	11,400	255,474
NetLogic Microsystems, Inc.*	6,000	218,760
NVE Corp.*	1,600	77,760
OmniVision Technologies, Inc.*	16,700	173,513
Pericom Semiconductor Corp.*	8,900	74,938
Photronics, Inc.*	13,700	55,485
PLX Technology, Inc.*	11,100	41,847
Power Integrations, Inc.	7,600	180,804
RF Micro Devices, Inc.*	88,104	331,271
Rubicon Technology, Inc.*	4,200	59,976
Rudolph Technologies, Inc.*	10,200	56,304
Semitool, Inc.*	7,200	33,264
Semtech Corp.*	20,200	321,382
Sigma Designs, Inc.* (a)	8,800	141,152
Silicon Image, Inc.*	24,800	57,040
Silicon Storage Technology, Inc.*	26,300	49,181
Skyworks Solutions, Inc.*	55,200	539,856
SRS Labs, Inc.*	3,400	22,610
Standard Microsystems Corp.*	7,300	149,285
Supertex, Inc.*	3,600	90,396
Techwell, Inc.*	4,800	40,800
Tessera Technologies, Inc.*	16,100	407,169
Trident Microsystems, Inc.*	20,900	36,366
TriQuint Semiconductor, Inc.*	48,800	259,128
Ultratech, Inc.*	7,800	96,018
Veeco Instruments, Inc.*	10,600	122,854
Virage Logic Corp.*	4,800	21,600
Volterra Semiconductor Corp.*	7,500	98,550
White Electronic Designs Corp.*	7,000	32,550
Zoran Corp.*	17,100	186,390

		9,026,208

Software 4.3%
ACI Worldwide, Inc.*	12,000	167,520
Actuate Corp.*	14,800	70,744
Advent Software, Inc.* (a)	5,300	173,787
American Software, Inc., Class A	7,400	42,624
ArcSight, Inc.*	6,300	111,951
Ariba, Inc.*	29,000	285,360
AsiaInfo Holdings, Inc.*	9,500	163,495
Blackbaud, Inc.	14,500	225,475
Blackboard, Inc.*	10,400	300,144
Bottomline Technologies, Inc.*	8,800	79,288
Callidus Software, Inc.*	9,500	27,075
China TransInfo Technology Corp.*	3,900	18,252
Commvault Systems, Inc.*	13,800	228,804
Concur Technologies, Inc.*	13,000	404,040

2009 Semiannual Report 25

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Software (continued)

Deltek, Inc.*	3,454	$14,990
DemandTec, Inc.*	6,700	58,960
Double-Take Software, Inc.*	5,700	49,305
Dynamics Research Corp.*	3,300	33,033
Ebix, Inc.*	2,200	68,904
Entrust, Inc.*	19,200	34,752
Epicor Software Corp.*	15,000	79,500
EPIQ Systems, Inc.*	10,400	159,640
ePlus, Inc.*	1,000	14,570
Fair Isaac Corp.	16,500	255,090
FalconStor Software, Inc.*	11,800	56,050
GSE Systems, Inc.*	5,900	39,825
i2 Technologies, Inc.*	5,000	62,750
Informatica Corp.*	28,900	496,791
Interactive Intelligence, Inc.*	4,100	50,266
Jack Henry & Associates, Inc.	27,600	572,700
JDA Software Group, Inc.*	8,800	131,648
Kenexa Corp.*	7,600	87,932
Lawson Software, Inc.*	45,100	251,658
Logility, Inc.	100	696
Manhattan Associates, Inc.*	7,900	143,938
Mentor Graphics Corp.*	31,900	174,493
MicroStrategy, Inc., Class A*	3,000	150,660
Monotype Imaging Holdings, Inc.*	7,800	53,118
MSC.Software Corp.*	15,100	100,566
Net 1 UEPS Technologies, Inc.*	12,400	168,516
NetScout Systems, Inc.*	7,800	73,164
NetSuite, Inc.* (a)	5,300	62,593
OpenTV Corp., Class A*	27,200	35,904
Opnet Technologies, Inc.	4,100	37,556
Parametric Technology Corp.*	38,200	446,558
Pegasystems, Inc.	4,900	129,262
Pervasive Software, Inc.*	4,600	28,014
Phoenix Technologies Ltd.*	9,600	26,016
Progress Software Corp.*	13,200	279,444
PROS Holdings, Inc.*	6,800	55,216
QAD, Inc.	3,800	12,350
Quest Software, Inc.*	21,500	299,710
Radiant Systems, Inc.*	9,100	75,530
Renaissance Learning, Inc.	1,700	15,657
Rosetta Stone, Inc.*	2,000	54,880
S1 Corp.*	17,500	120,750
Smith Micro Software, Inc.*	9,000	88,380
Solarwinds, Inc.*	3,800	62,662
Solera Holdings, Inc.*	22,900	581,660
Sourcefire, Inc.*	7,600	94,164
SPSS, Inc.*	6,100	203,557
SuccessFactors, Inc.* (a)	12,700	116,586
SumTotal Systems, Inc.	10,200	49,062
Symyx Technologies*	11,300	66,105
Synchronoss Technologies, Inc.*	6,500	79,755
Take-Two Interactive Software, Inc.	26,300	249,061
Taleo Corp., Class A*	10,600	193,662
TeleCommunication Systems, Inc., Class A*	12,400	88,164
THQ, Inc.*	22,400	160,384
TIBCO Software, Inc.*	58,200	417,294
TiVo, Inc.*	34,600	362,608
Tyler Technologies, Inc.*	10,000	156,200
Ultimate Software Group, Inc.*	8,100	196,344
Unica Corp.*	3,900	21,372
VASCO Data Security International, Inc.*	8,800	64,328
Wind River Systems, Inc.*	22,600	258,996

		10,871,858

Specialty Retail 3.1%
America’s Car-Mart, Inc.*	3,300	67,650
AnnTaylor Stores Corp.*	19,900	158,802
Asbury Automotive Group, Inc.*	10,500	107,520
Bebe Stores, Inc.	7,400	50,912
Big 5 Sporting Goods Corp.	7,100	78,526
Books-A-Million, Inc.	1,900	13,509
Borders Group, Inc.*	15,100	55,568
Brown Shoe Co., Inc.	14,000	101,360
Buckle, Inc. (The) (a)	8,404	266,995
Build-A-Bear Workshop, Inc.*	5,600	25,032
Cabela’s, Inc.*	13,000	159,900
Cato Corp. (The), Class A	9,200	160,448
Charlotte Russe Holding, Inc.*	7,000	90,160
Charming Shoppes, Inc.*	38,200	142,104
Children’s Place Retail Stores, Inc. (The)*	8,100	214,083
Christopher & Banks Corp.	11,900	79,849
Citi Trends, Inc.*	4,900	126,812
Coldwater Creek, Inc.*	18,800	113,928
Collective Brands, Inc.*	21,300	310,341
Conn’s, Inc.* (a)	3,200	40,000
Destination Maternity Corp.*	1,800	30,024
Dress Barn, Inc.*	14,900	213,070
DSW, Inc., Class A*	4,500	44,325
Finish Line (The), Class A	14,037	104,155
Gander Mountain Co.*	2,300	13,800
Genesco, Inc.*	6,400	120,384
Group 1 Automotive, Inc.	7,900	205,558
Gymboree Corp.*	9,600	340,608
Haverty Furniture Cos., Inc.	5,900	53,985
hhgregg, Inc.*	3,600	54,576
Hibbett Sports, Inc.*	9,500	171,000
HOT Topic, Inc.*	14,600	106,726
J Crew Group, Inc.* (a)	16,600	448,532
Jo-Ann Stores, Inc.*	8,800	181,896

26 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Specialty Retail (continued)

Jos. A. Bank Clothiers, Inc.*	6,100	$210,206
Kirkland’s, Inc.*	3,800	45,638
Lithia Motors, Inc.	6,000	55,440
Lumber Liquidators, Inc.*	5,000	78,800
Men’s Wearhouse, Inc. (The)	17,500	335,650
Midas, Inc.*	4,600	48,208
Monro Muffler, Inc.	5,550	142,690
New York & Co., Inc.*	7,500	23,175
OfficeMax, Inc.	24,900	156,372
Pacific Sunwear of California*	21,800	73,466
PEP Boys-Manny Moe & Jack	16,100	163,254
Pier 1 Imports, Inc.*	29,800	59,600
Rent-A-Center, Inc.*	21,900	390,477
REX Stores Corp.*	2,400	24,144
Sally Beauty Holdings, Inc.* (a)	31,100	197,796
Shoe Carnival, Inc.*	2,800	33,404
Sonic Automotive, Inc., Class A (a)	7,900	80,264
Stage Stores, Inc.	12,600	139,860
Stein Mart, Inc.*	8,200	72,652
Syms Corp.*	2,200	16,522
Systemax, Inc.*	3,400	40,494
Talbots, Inc. (a)	8,000	43,200
Tractor Supply Co.*	11,800	487,576
Tween Brands, Inc.*	8,200	54,776
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,600	106,752
West Marine, Inc.*	4,300	23,693
Wet Seal, Inc. (The), Class A*	31,400	96,398
Zale Corp.* (a)	6,800	23,392
Zumiez, Inc.*	6,500	52,065

		7,728,102

Textiles, Apparel & Luxury Goods 1.9%
American Apparel, Inc.*	10,800	39,312
Carter’s, Inc.*	18,700	460,207
Cherokee, Inc.	2,463	48,817
Columbia Sportswear Co. (a)	3,900	120,588
CROCS, Inc.*	27,800	94,520
Deckers Outdoor Corp.*	4,300	302,161
FGX International Holdings Ltd.*	4,300	48,934
Fossil, Inc.*	15,600	375,648
Fuqi International, Inc.* (a)	3,200	66,272
G-III Apparel Group Ltd.*	4,300	49,407
Iconix Brand Group, Inc.*	19,800	304,524
Jones Apparel Group, Inc.	28,100	301,513
K-Swiss, Inc., Class A	8,700	73,950
Kenneth Cole Productions, Inc., Class A	3,000	21,090
Liz Claiborne, Inc.	32,500	93,600
Lululemon Athletica, Inc.*	13,300	173,299
Maidenform Brands, Inc.*	5,900	67,673
Movado Group, Inc.	5,200	54,808
Oxford Industries, Inc.	4,800	55,920
Perry Ellis International, Inc.*	3,900	28,392
Quiksilver, Inc.*	42,500	78,625
Skechers U.S.A., Inc., Class A*	11,000	107,470
Steven Madden Ltd.*	5,000	127,250
Timberland Co. (The) Class A*	14,100	187,107
True Religion Apparel, Inc.*	8,600	191,780
Under Armour, Inc., Class A* (a)	11,000	246,180
Unifi, Inc.*	14,300	20,306
UniFirst Corp.	4,700	174,699
Volcom, Inc.*	6,000	75,000
Warnaco Group, Inc. (The)*	15,100	489,240
Weyco Group, Inc.	2,100	48,489
Wolverine World Wide, Inc.	16,300	359,578

		4,886,359

Thrifts & Mortgage Finance 1.4%
Abington Bancorp, Inc.	7,200	57,312
Astoria Financial Corp.	28,900	247,962
Bank Mutual Corp.	15,500	135,160
BankFinancial Corp.	6,700	59,362
Beneficial Mutual Bancorp, Inc.*	10,700	102,720
Berkshire Hills Bancorp, Inc.	4,500	93,510
Brookline Bancorp, Inc.	20,300	189,196
Brooklyn Federal Bancorp, Inc.	1,500	16,875
Cheviot Financial Corp.	1,500	12,000
Clifton Savings Bancorp, Inc.	3,100	33,356
Danvers Bancorp, Inc.	5,600	75,320
Dime Community Bancshares	9,200	83,812
Doral Financial Corp.* (a)	2,000	5,000
ESB Financial Corp.	2,900	38,048
ESSA Bancorp, Inc.	5,000	68,350
First Defiance Financial Corp.	2,500	32,500
First Financial Holdings, Inc.	3,900	36,660
First Financial Northwest, Inc.	6,600	51,612
First Financial Service Corp.	1,600	27,856
Flagstar Bancorp, Inc.* (a)	22,200	15,096
Flushing Financial Corp.	7,200	67,320
Fox Chase Bancorp, Inc.*	1,800	17,262
Heritage Financial Group	400	3,428
Home Federal Bancorp, Inc.	6,100	62,159
K-Fed Bancorp	1,800	16,524
Kearny Financial Corp.	5,500	62,920
Kentucky First Federal Bancorp	800	9,720
Legacy Bancorp, Inc.	2,200	24,420
Meridian Interstate Bancorp, Inc.*	3,200	23,840
MGIC Investment Corp.	42,400	186,560
NASB Financial, Inc. (a)	1,100	31,460
NewAlliance Bancshares, Inc.	35,400	407,100

2009 Semiannual Report 27

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Thrifts & Mortgage Finance (continued)

Northeast Community Bancorp, Inc.	1,700	$13,787
Northwest Bancorp, Inc.	5,600	105,616
OceanFirst Financial Corp.	3,000	35,910
Ocwen Financial Corp.*	12,100	156,937
Oritani Financial Corp.	2,900	39,759
PMI Group, Inc. (The)	23,500	46,530
Provident Financial Services, Inc.	19,630	178,633
Provident New York Bancorp	10,800	87,696
Prudential Bancorp, Inc. of Pennsylvania	1,100	12,991
Radian Group, Inc.	27,200	73,984
Rockville Financial, Inc.	2,600	28,470
Roma Financial Corp.	2,800	35,672
Tree.com, Inc.*	1,800	17,280
Trustco Bank Corp.	25,300	149,523
United Financial Bancorp, Inc.	5,500	76,010
ViewPoint Financial Group	3,400	51,782
Waterstone Financial, Inc.*	2,300	6,831
Westfield Financial, Inc.	10,300	93,318
WSFS Financial Corp.	2,100	57,351

		3,562,500

Tobacco 0.2%
Alliance One International, Inc.*	29,500	112,100
Star Scientific, Inc.* (a)	24,100	21,449
Universal Corp.	8,300	274,813
Vector Group Ltd.	12,334	176,253

		584,615

Trading Companies & Distributors 0.8%
Aceto Corp.	8,200	54,694
Aircastle Ltd.	15,500	113,925
Applied Industrial Technologies, Inc.	14,000	275,800
Beacon Roofing Supply, Inc.*	14,900	215,454
BlueLinx Holdings, Inc.*	5,100	15,300
DXP Enterprises, Inc.*	2,600	29,822
H&E Equipment Services, Inc.*	8,700	81,345
Houston Wire & Cable Co.	5,700	67,887
Interline Brands, Inc.*	10,800	147,744
Kaman Corp.	8,500	141,950
Lawson Products, Inc.	1,300	18,473
RSC Holdings, Inc.* (a)	15,600	104,832
Rush Enterprises, Inc., Class A*	10,650	124,072
TAL International Group, Inc.	4,700	51,230
Textainer Group Holdings Ltd.	3,000	34,710
Titan Machinery, Inc.*	4,100	52,029
United Rentals, Inc.*	20,600	133,694
Watsco, Inc.	8,048	393,789
Willis Lease Finance Corp.*	1,400	18,368

		2,075,118

Transportation Infrastructure 0.0%
CAI International, Inc.*	3,000	15,300

Water Utility 0.4%
American States Water Co.	6,000	207,840
Artesian Resources Corp., Class A	1,900	30,267
Cadiz, Inc.*	3,800	36,594
California Water Service Group	6,500	239,460
Connecticut Water Service, Inc.	2,800	60,732
Consolidated Water Co., Inc. (a)	4,800	76,080
Middlesex Water Co.	4,500	65,025
Pennichuck Corp.	1,300	29,640
SJW Corp.	4,300	97,610
Southwest Water Co.	8,200	45,264
York Water Co. (The)	4,300	65,919

		954,431

Wireless Telecommunication Services 0.4%
Centennial Communications Corp.*	28,800	240,768
iPCS, Inc.*	5,600	83,776
Shenandoah Telecommunications Co.	7,800	158,262
Syniverse Holdings, Inc.*	22,469	360,178
USA Mobility, Inc.	7,900	100,804
Virgin Mobile USA, Inc., Class A*	10,900	43,818

		987,606

Total Common Stocks (cost $355,257,354)		248,205,102

Warrants 0.0% (c)(d)

Oil, Gas & Consumable Fuels 0.0%
GreenHunter Energy, Inc.	100	0

Total Warrants (cost $—)		0

28 Semiannual Report 2009

Warrants (continued)

Oil, Gas & Consumable Fuels (continued)

Repurchase Agreements 10.9%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $4,828,393, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $4,924,949	$4,828,381	$4,828,381
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $20,353,609, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $20,760,680 (e)	20,353,569	20,353,569
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $2,363,791, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $2,411,063	2,363,787	2,363,787

Total Repurchase Agreements (cost $27,545,737)		27,545,737

Total Investments (cost $382,803,091) (f) — 109.0%		275,750,839

Liabilities in excess of other assets — (9.0)%		(22,825,419)

NET ASSETS — 100.0%		$252,925,420

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was $19,663,993.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $0 which represents 0.00% of net assets.

(c)	Fair Valued Security.

(d)	Illiquid security.

(e)	The security was purchased with cash collateral held from securities on loan (Note 2). The total value of this security as of June 30, 2009 was $20,353,569.

(f)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited

NA	National Association

PLC	Public Limited Company

SA	Stock Company

At June 30, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

95	Russell 2000® Mini Index Futures	09/18/09	$4,818,400	$(13,850)

			$4,818,400	$(13,850)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 29

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Small Cap
Index Fund

Assets:
Investments, at value (cost $355,257,354)*	$248,205,102
Repurchase agreements, at value and cost	27,545,737

Total Investments	275,750,839

Cash	124,731
Interest and dividends receivable	296,947
Receivable for capital shares issued	56,599
Receivable for investments sold	28,820,973
Prepaid expenses and other assets	2,587

Total Assets	305,052,676

Liabilities:
Payable for investments purchased	31,469,077
Payable for variation margin on futures contracts	7,600
Payable upon return of securities loaned (Note 2)	20,353,569
Payable for capital shares redeemed	222,932
Accrued expenses and other payables:
Investment advisory fees	37,399
Fund administration fees	9,899
Custodian fees	5,826
Trustee fees	459
Compliance program costs (Note 3)	3,882
Professional fees	10,400
Printing fees	2,664
Other	3,549

Total Liabilities	52,127,256

Net Assets	$252,925,420

Represented by:
Capital	$386,558,813
Accumulated undistributed net investment income	797,437
Accumulated net realized losses from investment transactions and futures	(27,364,728)
Net unrealized appreciation/(depreciation) from investments	(107,052,252)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(13,850)

Net Assets	$252,925,420

Net Assets:
Class Y Shares	$252,925,420

Total	$252,925,420

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	41,301,022

Total	41,301,022

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$6.12 (a)

*	Includes value of securities on loan of $19,663,993 (Note 2).

(a)	NAV shown differs from traded NAV at June 30, 2009 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

30 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Small Cap
Index Fund

INVESTMENT INCOME:
Interest income	$2,866
Dividend income	1,810,243
Income from securities lending (Note 2)	144,107
Foreign tax withholding	(158)

Total Income	1,957,058

EXPENSES:
Investment advisory fees	222,196
Fund administration fees	54,118
Custodian fees	7,730
Trustee fees	4,440
Compliance program costs (Note 3)	1,313
Professional fees	20,049
Printing fees	3,155
Other	21,407

Total expenses before earnings credit and expenses reimbursed	334,408
Earnings credit (Note 4)	(250)
Expenses reimbursed by adviser	(1,389)

Net Expenses	332,769

NET INVESTMENT INCOME	1,624,289

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(21,983,624)
Net realized gains from futures transactions (Note 2)	1,218,938

Net realized losses from investment transactions and futures	(20,764,686)

Net change in unrealized appreciation/(depreciation) from investments	29,893,725
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(322,113)

Net change in unrealized appreciation/(depreciation) from investments and futures	29,571,612

Net realized/unrealized gains from investments and futures	8,806,926

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,431,215

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 31

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$1,624,289	$3,397,201
Net realized losses from investment and futures	(20,764,686)	(3,631,860)
Net change in unrealized appreciation/(depreciation) from investments and futures	29,571,612	(111,722,038)

Change in net assets resulting from operations	10,431,215	(111,956,697)

Distributions to Shareholders From:
Net investment income:
Class Y (a)	(994,918)	(3,398,727)
Net realized gains:
Class Y (a)	–	(3,197,561)
Tax return of capital:
Class Y (a)	–	(7,771)

Change in net assets from shareholder distributions	(994,918)	(6,604,059)

Change in net assets from capital transactions	35,369,408	(16,588,934)

Change in net assets	44,805,705	(135,149,690)

Net Assets:
Beginning of period	208,119,715	343,269,405

End of period	$252,925,420	$208,119,715

Accumulated undistributed net investment income at end of period	$797,437	$168,066

CAPITAL TRANSACTIONS:
Class Y Shares (a)
Proceeds from shares issued	$52,476,297	$27,619,914
Dividends reinvested	994,918	6,604,059
Cost of shares redeemed	(18,101,807)	(50,812,907)

Total Class Y	35,369,408	(16,588,934)

Change in net assets from capital transactions	$35,369,408	$(16,588,934)

SHARE TRANSACTIONS:
Class Y Shares (a)
Issued	9,460,047	3,317,352
Reinvested	180,611	825,356
Redeemed	(3,041,291)	(6,358,243)

Total Class Y Shares	6,599,367	(2,215,535)

Total change in shares	6,599,367	(2,215,535)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

32 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover
Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.00	0.04	0.10	0.14	(0.02)	–	(0.02)	$6.12	2.46%	$252,925,420	0.30%	1.46%	0.30%	16.95%
Year Ended December 31, 2008	$9.30	0.10	(3.22)	(3.12)	(0.09)	(0.09)	(0.18)	$6.00	(34.01%)	$208,119,715	0.30%	1.19%	0.31%	29.74%
Period Ended December 31, 2007 (d)	$10.00	0.11	(0.70)	(0.59)	(0.11)	–	(0.11)	$9.30	(5.97%)	$343,269,405	0.27%	1.55%	0.28%	21.78%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2009 Annual Report 33

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and Jefferson National Life Insurance Company currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

34 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$248,123,727	$81,375	$—	$248,205,102

Futures	(13,850)	—	—	(13,850)

Repurchase Agreements	—	27,545,737	—	27,545,737

Total	$248,109,877	$27,627,112	$—	$275,736,989

Amounts designated as “—” are zero.

2009 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a

36 Semiannual Report 2009

futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives not	Statement of Assets		Liability Derivatives
accounted for as	and Liabilities		Statement of Assets and Liabilities
hedging instruments	Location	Fair Value	Location	Fair Value

Equity contracts*	Net Assets - Net Unrealized Appreciation from futures	$—	Net Assets - Net Unrealized Depreciation from futures	$(13,850)

Total		$—		$(13,850)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted
for as hedging instruments
under FAS 133	Futures	Total

Equity contracts	$1,218,938	$1,218,938

Total	$1,218,938	$1,218,938

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted
for as hedging instruments
under FAS 133	Futures	Total

Equity contracts	$(322,113)	$(322,113)

Total	$(322,113)	$(322,113)

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

2009 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 and 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

38 Semiannual Report 2009

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral

$19,663,993	$20,353,569

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $1.5 billion	0.20%

$1.5 billion up to $3 billion	0.19%

$3 billion and more	0.18%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $74,578 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the

2009 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Period	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$—	$21,347	$1,389

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,313.

40 Semiannual Report 2009

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $74,307,520 and sales of $37,124,475 (excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

2009 Semiannual Report 41

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$385,212,766	$7,969,437	$(117,431,364)	$(109,461,927)

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

42 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 43

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, LLC, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2008, the Fund’s performance for Class Y shares was in the fifth quintile of its peer group. The Trustees noted that the Fund had performed favorably over the same time period compared to its peer universe, noting that the peer universe was not composed exclusively of index-funds, but rather, was composed of the Fund and all small-cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution. The Trustees also noted that the Fund slightly underperformed its benchmark, the Russell 2000 Index, which, because of the effect of expenses, was to be expected. The Trustees noted that the Fund had achieved its objective of closely tracking the performance of the Russell 2000 Index.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class Y shares were in the first quintile of its peer group. The Trustees noted that shareholders the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

44 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 45

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

46 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal
Financial Officer and Vice
President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 47

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

48 Semiannual Report 2009

NVIT Enhanced Income Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ENIH (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Enhanced Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Enhanced			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Income Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class Y	Actual		1,000.00	1,020.80	2.23	0.45
	Hypothetical	[b]	1,000.00	1,022.45	2.23	0.45

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Enhanced Income Fund
June 30, 2009 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	27.3%
Corporate Bonds	20.6%
Asset-Backed Securities	18.9%
Collateralized Mortgage Obligations	14.3%
Repurchase Agreements	10.9%
Commercial Mortgage Backed Securities	6.4%
Sovereign Bonds	2.1%
U.S. Government Sponsored Mortgage-Backed Obligations	0.4%
Liabilities in excess of other assets	(0	.9)%

	100.0%

Top Industries

Other ABS	7.7%
Automobile ABS	6.0%
Credit Card ABS	5.2%
Banks	3.3%
Computers	2.7%
Diversified Financial Services	2.7%
Multi-National	2.1%
Miscellaneous Manufacturing	1.9%
Pharmaceuticals	1.9%
Retail	1.7%
Other*	64.8%

100.0%

Top Holdings

U.S. Treasury Notes, 4.00%, 09/30/09	4.1%
U.S. Treasury Notes, 3.25%, 12/31/09	3.0%
United States Treasury Note, 2.88%, 06/30/10	1.9%
U.S. Treasury Notes, 2.00%, 02/28/10	1.9%
U.S. Treasury Notes, 2.13%, 01/31/10	1.9%
Freddie Mac REMICS, Series 2614, Class TD, 3.50%, 05/15/16	1.1%
Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, 08/15/11	1.0%
Fannie Mae REMICS, Series 2006-33, Class QA, 6.00%, 01/25/29	1.0%
Federal National Mortgage Association, 4.63%, 12/15/09	1.0%
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	1.0%
Other*	82.1%

100.0%

*	For purpose of listing top holdings and industries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 18.9%

	Principal Amount	Market Value

Automobile Asset-Backed Securities 6.0%
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	$177,815	$178,271
BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,500,000	2,543,954
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A, 4.98%, 05/15/11	815,153	828,110
Daimler Chrysler Auto Trust
Series 2006-D, Class A3, 4.98%, 02/08/11	708,752	716,223
Series 2007-A, Class A2A, 5.01%, 03/08/11	307,344	309,910
Ford Credit Auto Owner Trust, Series 2007-B, Class A2A, 5.26%, 06/15/10	181,368	181,999
Honda Auto Receivables Owner Trust
Series 2007-2, Class A3, 5.46%, 04/21/10	602,015	613,597
Series 2009-2, Class A2, 2.22%, 08/15/11	2,800,000	2,816,248
Nissan Auto Receivables Owner Trust
Series 2006-C, Class A4, 5.45%, 06/15/12	2,282,696	2,341,518
Series 2007-B, Class A4, 5.16%, 03/17/14	2,500,000	2,604,465
USAA Auto Owner Trust
Series 2008-1, Class A2, 4.27%, 10/15/10	195,999	196,365
Series 2008-2, Class A2, 3.91%, 01/18/11	889,927	895,640
World Omni Auto Receivables Trust, Series 2008-B, Class A2, 4.13%, 03/15/11	2,189,449	2,219,638

		16,445,938

Credit Card Asset-Backed Securities 5.2%
BA Credit Card Trust, Series 2008-A9, Class A9, 4.07%, 07/16/12	2,500,000	2,538,972
Bank One Issuance Trust
Series 2004-A6, Class A6, 3.94%, 04/16/12 (a)	1,564,000	1,570,148
Series 2002-A6, Class A, 0.51%, 06/15/12	1,658,000	1,657,054
Chase Issuance Trust, Series 2005-A4, Class A4, 4.23%, 01/15/13	2,443,000	2,497,869
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5, 5.50%, 06/22/12	2,000,000	2,071,772
Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,069,598
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3, 4.10%, 10/15/12	1,800,000	1,836,631

		14,242,044

Other Asset-Backed Securities 7.7%
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	742,601	748,899
Consumers Funding LLC, Series 2001-1, Class A4, 4.98%, 04/20/12	2,498,272	2,533,501
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	1,284,299	1,303,897
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	1,465,851	1,500,768
GE Equipment Midticket LLC, Series 2007-1 , Class A2A, 4.58%, 05/14/10	28,114	28,128
John Deere Owner Trust, Series 2008-A Class A2, 3.63%, 03/15/11	772,538	775,137
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A3, 4.13%, 09/15/13	2,528,085	2,585,949
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	2,063,076	2,084,147
Peco Energy Transition Trust
Series 2000-A, Class A4, 7.65%, 03/01/10	2,000,000	2,022,769
Series 2001-A, Class A1, 6.52%, 12/31/10	2,590,000	2,700,483
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A3, 4.14%, 09/25/12	1,633,291	1,663,589
PSE&G Transition Funding LLC, Series 2001-1, Class A5, 6.45%, 03/15/13	2,500,000	2,608,341

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Market Value

Other Asset-Backed Securities (continued)

TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	$240,868	$241,793

		20,797,401

Total Asset-Backed Securities (cost $51,051,158)		51,485,383

Corporate Bonds 20.6%

Aerospace & Defense 0.6%
United Technologies Corp., 4.38%, 05/01/10	1,650,000	1,697,627

Banks 3.3%
Bank of New York Mellon Corp. (The), 1.42%, 02/05/10 (a)	1,500,000	1,502,306
HSBC Bank USA NA, 3.88%, 09/15/09	2,000,000	2,009,552
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	2,000,000	2,076,598
Rabobank Nederland NV, 1.23%, 05/19/10 (a)(b)	1,900,000	1,905,810
Wells Fargo & Co., 0.73%, 09/15/09 (a)	1,470,000	1,470,963

		8,965,229

Biotechnology 0.9%
Genentech, Inc., 4.40%, 07/15/10	2,500,000	2,571,958

Computers 2.7%
Hewlett-Packard Co.
1.71%, 05/27/11 (a)	350,000	354,491
2.25%, 05/27/11	2,000,000	2,006,092
International Business Machines Corp., 4.25%, 09/15/09	2,227,000	2,242,722
Oracle Corp., 5.00%, 01/15/11	2,500,000	2,620,750

		7,224,055

Diversified Financial Services 2.7%
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A1, 4.98%, 01/01/12	1,161,257	1,173,036
BA Master Credit Card Trust, Series 1999-J, Class A, 7.00%, 02/15/12	1,000,000	1,012,165
Heller Financial, Inc., 7.38%, 11/01/09	1,500,000	1,522,458
John Deere Capital Corp., 4.40%, 07/15/09	2,000,000	2,001,658
Toyota Motor Credit Corp., 4.25%, 03/15/10	1,500,000	1,527,956

		7,237,273

Food 1.0%
Unilever Capital Corp., 7.13%, 11/01/10	2,500,000	2,669,285

Healthcare-Products 0.9%
Johnson & Johnson, 6.63%, 09/01/09	2,500,000	2,523,125

Insurance 0.4%
New York Life Global Funding, 4.63%, 08/16/10 (b)	1,000,000	1,020,928

Machinery-Construction & Mining 0.9%
Caterpillar, Inc., 7.25%, 09/15/09	2,500,000	2,528,275

Miscellaneous Manufacturing 1.9%
3M Co., 5.13%, 11/06/09	2,523,000	2,566,507
Honeywell International, Inc., 7.50%, 03/01/10	2,500,000	2,611,655

		5,178,162

Oil & Gas 0.8%
Burlington Resources, Inc., 9.88%, 06/15/10	2,000,000	2,155,708

Pharmaceuticals 1.9% (a)
Glaxosmithkline Capital, Inc., 1.55%, 05/13/10	2,500,000	2,517,347
Pfizer, Inc., 2.58%, 03/15/11	2,500,000	2,575,655

		5,093,002

Retail 1.7%
Lowe’s Cos., Inc., 8.25%, 06/01/10	2,000,000	2,124,800
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,500,000	2,515,245

		4,640,045

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Telecommunications 0.9%
BellSouth Corp., 4.20%, 09/15/09	$2,540,000	$2,553,650

Total Corporate Bonds (cost $55,722,987)		56,058,322

Commercial Mortgage Backed Securities 6.4%

Banc of America Commercial Mortgage, Inc.
Series 2005-1, Class A3, 4.88%, 11/10/42	2,187,105	2,161,946
Series 2005-2, Class A3, 4.61%, 07/10/43 (a)	1,436,393	1,427,113
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A1, 6.08%, 02/15/35	132,938	133,923
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 01/17/32	823,868	828,434
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1, 5.67%, 12/12/33	480,342	483,646
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	1,058,839	1,053,916
Series 2004-C3, Class A3, 4.21%, 12/10/41 (a)	1,935,711	1,930,233
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 , Class A3, 4.34%, 06/10/36	384,793	384,471
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1, 5.34%, 05/12/45	1,779,467	1,797,161
Morgan Stanley Capital I
Series 2004-IQ8, Class A3, 4.50%, 11/15/11	1,019,057	1,012,218
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	2,135,504	2,155,628
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	46,444	46,500
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	2,419,690	2,410,979
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,817,017	1,747,850

Total Commercial Mortgage Backed Securities (cost $17,511,827)		17,574,018

Collateralized Mortgage Obligations 14.3%

Fannie Mae REMICS
Series 2003-92, Class PC, 4.50%, 05/25/15	1,607,186	1,626,304
Series 2005-91, Class PB, 4.50%, 06/25/16	1,527,061	1,550,439
Series 2002-82, Class XD, 5.00%, 07/25/16	1,744,015	1,793,027
Series 2004-80, Class LG, 4.00%, 10/25/16	930,786	949,563
Series 2003-15, Class WC, 4.00%, 12/25/16	2,077,171	2,122,306
Series 2003-14, Class KE, 5.00%, 01/25/17	1,634,043	1,680,793
Series 2004-61, Class AB, 5.00%, 03/25/17	1,619,520	1,652,234
Series 2003-57, Class NB, 3.00%, 06/25/18	335,153	336,946
Series 2003-75, Class NB, 3.25%, 08/25/18	262,926	265,812
Series 2004-96, Class EW, 4.50%, 06/25/24	1,848,210	1,880,508
Series 2003-70, Class BE, 3.50%, 12/25/25	1,425,537	1,435,382
Series 2006-33, Class QA, 6.00%, 01/25/29	2,667,862	2,756,118
Series 2003-14, Class AN, 3.50%, 03/25/33	316,401	310,668
Freddie Mac, Series 2617, Class UM, 4.00%, 05/15/15	1,969,789	1,991,263
Freddie Mac REMICS
Series 3483, Class FB, 0.46%, 08/15/11 (a)	2,404,607	2,392,992
Series 2892, Class UJ, 4.00%, 12/15/11	391,867	396,815
Series 2651, Class VB, 5.50%, 03/15/14	1,163,675	1,175,777
Series 2668, Class AD, 4.00%, 01/15/15	1,499,851	1,520,071
Series 2631, Class LB, 4.50%, 03/15/16	1,268,131	1,300,219

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2008 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Freddie Mac REMICS (continued)

Series 2614, Class TD, 3.50%, 05/15/16	$3,033,782	$3,088,786
Series 2517, Class OD, 5.00%, 05/15/16	1,664,918	1,699,819
Series 2628, Class PV, 3.75%, 10/15/16	1,805,336	1,826,508
Series 2611, Class KC, 3.50%, 01/15/17	334,189	339,625
Series 2664, Class GA, 4.50%, 01/15/18	402,716	414,602
Series 2613, Class PA, 3.25%, 05/15/18	462,965	466,509
Series 2630, Class JA, 3.00%, 06/15/18	303,805	306,984
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,065,982	2,068,041
Series 2004-103, Class A, 3.88%, 12/16/19	1,352,370	1,361,477
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	224,126	221,895

Total Collateralized Mortgage Obligations (cost $38,553,768)		38,931,483

U.S. Government Sponsored & Agency Obligations 27.3%

Bank of America NA, 1.70%, 12/23/10	2,500,000	2,528,890
Bank of New York Mellon Corp. (The), 0.76%, 06/29/12 (a)	1,700,000	1,713,612
Citigroup Funding, Inc., 1.14%, 07/30/10 (a)	2,500,000	2,510,193
Federal Farm Credit Bank, 4.75%, 05/07/10	2,500,000	2,590,117
Federal Home Loan Banks
5.38%, 07/17/09	2,500,000	2,505,698
2.75%, 06/18/10	2,500,000	2,553,972
Federal Home Loan Mortgage Corp.
4.88%, 02/09/10	2,500,000	2,567,320
3.13%, 02/12/10	2,500,000	2,539,868
2.88%, 04/30/10	2,500,000	2,547,252
Federal National Mortgage Association
4.63%, 12/15/09	2,700,000	2,752,958
4.13%, 05/15/10	2,500,000	2,578,772
4.38%, 06/21/10	2,250,000	2,332,123
General Electric Capital Corp., 1.80%, 03/11/11	2,500,000	2,522,540
JPMorgan Chase & Co., 2.63%, 12/01/10	2,500,000	2,560,650
Morgan Stanley, 2.90%, 12/01/10	2,500,000	2,570,212
State Street Bank & Trust Co., 1.85%, 03/15/11	2,500,000	2,528,608
U.S. Treasury Notes
4.00%, 09/30/09	11,000,000	11,102,696
3.25%, 12/31/09	8,000,000	8,114,376
2.13%, 01/31/10	5,000,000	5,049,805
2.00%, 02/28/10	5,000,000	5,052,150
United States Treasury Note, 2.88%, 06/30/10	5,000,000	5,116,015

Total U.S. Government Sponsored & Agency Obligations (cost $73,665,541)		74,337,827

U.S. Government Sponsored Mortgage-Backed Obligations 0.4%

Fannie Mae Pool
Pool #253845, 6.00%, 06/01/16	81,071	86,437
Pool #254089, 6.00%, 12/01/16	125,181	133,467
Pool #545415, 6.00%, 01/01/17	111,723	119,118
Pool #254195, 5.50%, 02/01/17	268,986	283,847
Pool #625178, 5.50%, 02/01/17	226,568	239,086
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	47,916	50,345
Pool #E00991, 6.00%, 07/01/16	64,243	67,764

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $925,939)		980,064

Sovereign Bonds 2.1%

Multi-National 2.1%
African Development Bank, 0.86%, 03/23/11 (a)	2,300,000	2,294,188
Asian Development Bank, 4.13%, 09/15/10	1,000,000	1,031,822

8 Semiannual Report 2009

Sovereign Bonds (continued)
	Principal Amount	Market Value

Multi-National (continued)

International Bank for Reconstruction & Development, 0.82%, 03/04/11 (a)	$2,500,000	$2,497,932

Total Sovereign Bonds (cost $5,834,046)		5,823,942

Repurchase Agreements 10.9%

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $19,902,251, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $20,300,245	19,902,201	19,902,201
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $9,743,356, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $9,938,209	9,743,342	9,743,342

Total Repurchase Agreements (cost $29,645,543)		29,645,543

Total Investments (cost $272,910,809) (c) — 100.9%		274,836,582

Liabilities in excess of other assets — (0.9)%		(2,529,866)

NET ASSETS — 100.0%		$272,306,716

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $2,926,738 which represents 1.07% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

NA	National Association

NV	Public Traded Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Enhanced
Income Fund

Assets:
Investments, at value (cost $243,265,266)	$245,191,039
Repurchase agreements, at value and cost	29,645,543

Total Investments	274,836,582

Cash	5,930
Interest and dividends receivable	1,653,703
Receivable for capital shares issued	129,259
Prepaid expenses and other assets	3,763

Total Assets	276,629,237

Liabilities:
Payable for investments purchased	4,193,634
Interest payable	18,028
Payable for capital shares redeemed	199
Accrued expenses and other payables:
Investment advisory fees	68,546
Fund administration fees	9,825
Custodian fees	858
Trustee fees	721
Compliance program costs (Note 3)	4,559
Professional fees	11,033
Printing fees	10,702
Other	4,416

Total Liabilities	4,322,521

Net Assets	$272,306,716

Represented by:
Capital	$271,448,483
Accumulated undistributed net investment income	160,766
Accumulated net realized losses from investment transactions	(1,228,306)
Net unrealized appreciation/(depreciation) from investments	1,925,773

Net Assets	$272,306,716

Net Assets:
Class Y Shares	$272,306,716

Total	$272,306,716

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	27,107,932

Total	27,107,932

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.05

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Enhanced
Income Fund

INVESTMENT INCOME:
Interest income	$3,692,529

Total Income	3,692,529

EXPENSES:
Investment advisory fees	407,814
Fund administration fees	56,894
Custodian fees	3,491
Trustee fees	4,975
Compliance program costs (Note 3)	1,381
Professional fees	22,813
Printing fees	6,889
Other	15,413

Total expenses before earnings credit and expenses reimbursed	519,670
Earnings credit (Note 4)	(470)
Expenses reimbursed by adviser (Note 3)	(788)

Net Expenses	518,412

NET INVESTMENT INCOME	3,174,117

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(161,637)
Net change in unrealized appreciation/(depreciation) from investments	1,758,015

Net realized/unrealized gains from investments	1,596,378

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,770,495

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$3,174,117	$8,033,258
Net realized losses from investment	(161,637)	(1,187,999)
Net change in unrealized appreciation/(depreciation) from investments	1,758,015	(383,728)

Change in net assets resulting from operations	4,770,495	6,461,531

Distributions to Shareholders From:
Net investment income:
Class Y (a)	(3,273,069)	(7,652,229)
Net realized gains:
Class Y (a)	–	(194,605)

Change in net assets from shareholder distributions	(3,273,069)	(7,846,834)

Change in net assets from capital transactions	39,223,526	34,226,689

Change in net assets	40,720,952	32,841,386

Net Assets:
Beginning of period	231,585,764	198,744,378

End of period	$272,306,716	$231,585,764

Accumulated undistributed net investment income at end of period	$160,766	$259,718

CAPITAL TRANSACTIONS:
Class Y Shares (a)
Proceeds from shares issued	$77,844,579	$65,922,563
Dividends reinvested	3,273,069	7,846,834
Cost of shares redeemed	(41,894,122)	(39,542,708)

Total Class Y	39,223,526	34,226,689

Change in net assets from capital transactions	$39,223,526	$34,226,689

SHARE TRANSACTIONS:
Class Y Shares (a)
Issued	7,756,487	6,554,290
Reinvested	326,999	783,204
Redeemed	(4,183,330)	(3,933,699)

Total Class Y Shares	3,900,156	3,403,795

Total change in shares	3,900,156	3,403,795

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Enhanced Income Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover
Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.98	0.14	0.07	0.21	(0.14)	–	(0.14)	$10.05	2.08%	$272,306,716	0.45%	2.72%	0.45%	32.05%
Year Ended December 31, 2008	$10.04	0.38	(0.07)	0.31	(0.36)	(0.01)	(0.37)	$9.98	3.12%	$231,585,764	0.45%	3.81%	0.45%	75.76%
Period Ended December 31, 2007 (d)	$10.00	0.34	0.03	0.37	(0.33)	–	(0.33)	$10.04	3.69%	$198,744,378	0.43%	4.79%	0.43%	55.71%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Enhanced Income Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

14 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Asset-Backed Securities	$—	$51,485,383	$—	$51,485,383

Corporate Bonds	—	56,058,322	—	56,058,322

Commercial Mortgage Backed Securities	—	17,574,018	—	17,574,018

Collateralized Mortgage Obligations	—	38,931,483	—	38,931,483

U.S. Government Sponsored & Agency Obligations	—	74,337,827	—	74,337,827

U.S. Government Sponsored Mortgage-Backed Obligations	—	980,064	—	980,064

Sovereign Bonds	—	5,823,942	—	5,823,942

Repurchase Agreements	—	29,645,543	—	29,645,543

Total	$—	$274,836,582	$—	$274,836,582

     Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

16 Semiannual Report 2009

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 and 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Morley Capital Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

Up to $500 million	0.35%

$500 million up to $1 billion	0.34%

$1 billion up to $3 billion	0.325%

$3 billion up to $5 billion	0.30%

$5 billion up to $10 billion	0.285%

$10 billion and more	0.275%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $115,014 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.45% for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Fiscal Period	Fiscal Year	Six Months Ended
2007	2008	June 30, 2009
Amount	Amount	Amount

$—	$6,853	$788

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on

18 Semiannual Report 2009

the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,381.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $98,680,286 and sales of $67,300,213 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $2,602,375 (and no sales) of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$272,910,884	$2,068,610	$(142,912)	$1,925,698

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

20 Semiannual Report 2009

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On December 2, 2008, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), NFA, Trust counsel, and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the December 2, 2008 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the December 2, 2008 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including (i) reports from Lipper Inc. (“Lipper”) describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2008) compared with performance groups and performance universes created by Lipper (and in some cases, customized peer groups created by the Adviser) of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a fund-by-fund basis, each Fund’s performance (over multiple years ended September 30, 2008) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review,” copies of letters from NFA to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a fund-by-fund basis, annual performance for the year ended September 30, 2008, (v) where available, information from the Adviser describing, on a fund-by-fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) information from the Adviser describing, on a fund-by-fund basis, any fees paid to the Adviser for managing similar, non-affiliated institutional accounts, including the range of fee levels for such accounts, and (vii) information from the Adviser describing ancillary benefits derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits, and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the December 2, 2008 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the December 2, 2008 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions at the contract approval meeting of the Board of Trustees to be held on January 16, 2009.

At the January 16, 2009 meeting of the Board of Trustees of the Trust, the Board received and considered supplemental information provided by the Adviser in response to the follow-up matters raised at the December 2, 2008 Board meeting and, after consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Morley Capital Management, Inc. (“Morley Capital”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class Y shares for the one-year period ended September 30, 2008 was in the first quintile of its peer group, but below the performance of the Fund’s benchmark, which is a 50%/50% blend of the Merrill Lynch 6-Month Treasury Bill Index and the Merrill Lynch 1-Year Treasury Note Index. The Trustees also noted that, given the Fund’s relatively short performance history, information regarding the Fund’s performance may be less reliable than longer-term performance. The Trustees also noted that Morley Capital had recently replaced one of the Fund’s portfolio managers due to a portfolio manager departure.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class Y shares were in the second quintile of its peer group, and that the Fund’s total expenses were in the first quintile of its peer group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the proposed investment advisory fee schedule for the Fund contains breakpoints that are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	and Length of Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	and Length of Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

NVIT Cardinal Aggressivesm Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-AG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Cardinal Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Cardinal Aggressive Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class I	Actual		1,000.00	1,060.70	1.68	0.33
	Hypothetical	[c]	1,000.00	1,023.02	1.66	0.33

Class II	Actual		1,000.00	1,060.30	2.14	0.42
	Hypothetical	[c]	1,000.00	1,022.57	2.11	0.42

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Aggressive Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	95.0%
Fixed Income Fund	5.0%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	20.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	20.0%
NVIT Multi-Manager International Growth Fund, Class Y	15.0%
NVIT Multi-Manager International Value Fund, Class Y	15.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.5%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	4.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.0%
NVIT Core Bond Fund, Class Y	2.5%
NVIT Core Plus Bond Fund, Class Y	2.5%
NVIT Multi-Manager Small Company Fund, Class Y	2.0%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Cardinal Aggressive Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 95.0%
NVIT Multi-Manager International Growth Fund, Class Y	217,149	$1,517,870
NVIT Multi-Manager International Value Fund, Class Y	188,766	1,517,682
NVIT Multi-Manager Large Cap Growth Fund, Class Y	281,544	2,024,300
NVIT Multi-Manager Large Cap Value Fund, Class Y	295,397	2,026,422
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	109,350	761,073
NVIT Multi-Manager Mid Cap Value Fund, Class Y	103,579	760,268
NVIT Multi-Manager Small Cap Growth Fund, Class Y	39,906	407,041
NVIT Multi-Manager Small Cap Value Fund, Class Y	61,854	406,382
NVIT Multi-Manager Small Company Fund, Class Y	17,581	203,591

Total Equity Funds (cost $9,900,694)		9,624,629

Fixed Income Funds 5.0%
NVIT Core Bond Fund, Class Y	25,312	255,148
NVIT Core Plus Bond Fund, Class Y	24,557	254,903

Total Fixed Income Funds (cost $490,098)		510,051

Total Investments (cost $10,390,792)(b) — 100.0%		10,134,680

Liabilities in excess of other assets — 0.0%		(4,456)

NET ASSETS — 100.0%		$10,130,224

(a)	Investment in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Cardinal
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $10,390,792)	$10,134,680
Receivable for capital shares issued	4,373
Receivable from Adviser	2,067
Prepaid expenses and other assets	141

Total Assets	10,141,261

Liabilities:
Payable for investments purchased	4,158
Payable for capital shares redeemed	215
Accrued expenses and other payables:
Distribution fees	655
Administrative services fees	476
Custodian fees	1
Trustee fees	18
Compliance program costs (Note 3)	152
Professional fees	463
Printing fees	3,440
Other	1,459

Total Liabilities	11,037

Net Assets	$10,130,224

Represented by:
Capital	$11,863,375
Accumulated net investment loss	(886)
Accumulated net realized losses from investment transactions	(1,476,153)
Net unrealized appreciation/(depreciation) from investments in affiliates	(256,112)

Net Assets	$10,130,224

Net Assets:
Class I Shares	$1,243,558
Class II Shares	8,886,666

Total	$10,130,224

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	179,396
Class II Shares	1,282,409

Total	1,461,805

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.93 (a)
Class II Shares	$6.93 (a)

(a)	NAV shown differs from traded NAV at June 30, 2009 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Cardinal
Aggressive Fund

INVESTMENT INCOME:
Dividend income from affiliates	$65,139

Total Income	65,139

EXPENSES:
Investment advisory fees	8,417
Distribution fees Class II Shares	8,951
Administrative services fees Class I Shares	315
Administrative services fees Class II Shares	1,805
Custodian fees	101
Trustee fees	171
Compliance program costs (Note 3)	63
Professional fees	780
Printing fees	4,827
Other	5,114

Total expenses before earnings credit and expenses waived/reimbursed	30,544

Earnings credit (Note 4)	(2)
Distribution fees voluntarily waived-Class II	(5,729)
Expenses reimbursed by Adviser	(7,644)

Net Expenses	17,169

NET INVESTMENT INCOME	47,970

Net realized losses from investment transactions with affiliates	(1,476,153)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	2,121,784

Net realized/unrealized gains from affiliated investments	645,631

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$693,601

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Cardinal Aggressive Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$47,970	$36,712
Net realized losses from investment transactions	(1,476,153)	(96,953)
Net change in unrealized appreciation/(depreciation) from investments	2,121,784	(2,377,896)

Change in net assets resulting from operations	693,601	(2,438,137)

Distributions to Shareholders From:
Net investment income:
Class I	(7,144)	(26,266)
Class II	(41,712)	(66,670)
Net realized gains:
Class I	–	(33,405)
Class II	–	(113,452)
Tax return of capital:
Class I	–	(295)
Class II	–	(897)

Change in net assets from shareholder distributions	(48,856)	(239,985)

Change in net assets from capital transactions	2,260,078	9,903,523

Change in net assets	2,904,823	7,225,401

Net Assets:
Beginning of period	7,225,401	–

End of period	$10,130,224	$7,225,401

Accumulated net investment income (loss) at end of period	$(886)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$721,940	$2,974,797
Dividends reinvested	7,144	59,966
Cost of shares redeemed	(1,076,459)	(736,824)

Total Class I	(347,375)	2,297,939

Class II Shares
Proceeds from shares issued	3,565,403	8,033,411
Dividends reinvested	41,712	180,019
Cost of shares redeemed	(999,662)	(607,846)

Total Class II	2,607,453	7,605,584

Change in net assets from capital transactions	$2,260,078	$9,903,523

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Cardinal Aggressive Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
SHARE TRANSACTIONS:
Class I Shares
Issued	112,016	319,031
Reinvested	1,101	8,455
Redeemed	(170,984)	(90,223)

Total Class I Shares	(57,867)	237,263

Class II Shares
Issued	568,319	915,591
Reinvested	6,344	26,131
Redeemed	(154,944)	(79,032)

Total Class II Shares	419,719	862,690

Total change in shares	361,852	1,099,953

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Cardinal Aggressive Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.57	0.04	0.36	0.40	(0.04)	–	–	(0.04)	$6.93	6.07%	$1,243,558	0.33%	1.13%	0.51%	26.60%
Period Ended December 31, 2008 (e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.73%)	$1,559,214	0.30%	0.98%	0.81%	26.73%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.57	0.04	0.35	0.39	(0.03)	–	–	(0.03)	$6.93	6.03%	$8,886,666	0.42%	1.14%	0.76%	26.60%
Period Ended December 31, 2008 (e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.76%)	$5,666,187	0.41%	1.03%	1.20%	26.73%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12 Semiannual Report 2009

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Mutual Funds	$10,134,680	$—	$—	$10,134,680

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed

14 Semiannual Report 2009

securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.20%

The Trust and the Advisor have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for the Fund’s Class I and Class II shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement

16 Semiannual Report 2009

will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

For the Period Ended	Six Months Ended
December 31, 2008 (a)	June 30, 2009
Amount	Amount

$21,329	$7,644

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $1,874 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $63.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $4,525,319 and sales of $2,265,375 (excluding short-term securities).

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no

18 Semiannual Report 2009

compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$11,867,884	$44,968	$(1,778,172)	$(1,733,204)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A.	Renewal of Advisory Agreement

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s portfolio management capabilities and NFA’s ability to supervise the Fund’s other service providers. The Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by NFA in the past, and NFA’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

20 Semiannual Report 2009

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

NVIT Cardinal Aggressive Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group. The Trustees also noted that, for the three-month period ended September 30, 2008, the Fund underperformed its benchmark, which is a 65%/30%/5% blend of the DJ Wilshire 5000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index, but that for the six-month period ended September 30, 2008, the Fund outperformed the benchmark. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history. The Trustees also considered the relatively low asset levels of the Fund.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares and total expenses for Class II shares were in the second quintile of its peer group. The Trustees also noted that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suit 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suit 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Cardinalsm Moderately Aggressive Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MAG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Cardinal Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Cardinal Moderately Aggressive Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class I	Actual		1,000.00	1,063.20	1.53	0.30
	Hypothetical	[c]	1,000.00	1,023.17	1.51	0.30

Class II	Actual		1,000.00	1,062.80	1.94	0.38
	Hypothetical	[c]	1,000.00	1,022.77	1.91	0.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Moderately Aggressive Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	79.9%
Fixed Income Funds	20.1%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	17.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	17.4%
NVIT Multi-Manager International Growth Fund, Class Y	12.5%
NVIT Multi-Manager International Value Fund, Class Y	12.5%
NVIT Core Bond Fund, Class Y	7.6%
NVIT Core Plus Bond Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.5%
NVIT Short-Term Bond Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	2.0%
Other Holdings	3.0%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 79.9%
NVIT Multi-Manager International Growth Fund, Class Y	2,979,004	$20,823,238
NVIT Multi-Manager International Value Fund, Class Y	2,589,609	20,820,458
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4,055,489	29,158,966
NVIT Multi-Manager Large Cap Value Fund, Class Y	4,255,024	29,189,462
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,800,128	12,528,891
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,705,133	12,515,676
NVIT Multi-Manager Small Cap Growth Fund, Class Y	328,467	3,350,360
NVIT Multi-Manager Small Cap Value Fund, Class Y	509,126	3,344,955
NVIT Multi-Manager Small Company Fund, Class Y	144,712	1,675,764

Total Equity Funds (cost $140,244,418)		133,407,770

Fixed Income Funds 20.1%
NVIT Core Bond Fund, Class Y	1,250,070	12,600,704
NVIT Core Plus Bond Fund, Class Y	1,212,775	12,588,608
NVIT Short-Term Bond Fund, Class Y	824,384	8,400,469

Total Fixed Income Funds (cost $32,280,138)		33,589,781

Total Investments (cost $172,524,556) (b) — 100.0%		166,997,551

Liabilities in excess of other assets — 0.0%		(60,540)

NET ASSETS — 100.0%		$166,937,011

(a)	Investment in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Cardinal
Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $172,524,556)	$166,997,551
Receivable for capital shares issued	447,801
Prepaid expenses and other assets	2,437

Total Assets	167,447,789

Liabilities:
Payable for investments purchased	447,641
Payable for capital shares redeemed	160
Accrued expenses and other payables:
Investment advisory fees	27,121
Distribution fees	11,697
Administrative services fees	6,675
Trustee fees	271
Compliance program costs (Note 3)	2,419
Professional fees	5,904
Printing fees	3,718
Other	5,172

Total Liabilities	510,778

Net Assets	$166,937,011

Represented by:
Capital	$179,173,364
Accumulated net investment loss	(13,836)
Accumulated net realized losses from investment transactions	(6,695,512)
Net unrealized appreciation/(depreciation) from investments in affiliates	(5,527,005)

Net Assets	$166,937,011

Net Assets:
Class I Shares	$7,461,356
Class II Shares	159,475,655

Total	$166,937,011

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	997,152
Class II Shares	21,318,051

Total	22,315,203

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.48
Class II Shares	$7.48 (a)

(a)	NAV shown differs from traded NAV at June 30, 2009 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Cardinal
Moderately
Aggressive Fund

INVESTMENT INCOME:
Dividend income from affiliates	$1,177,250

Total Income	1,177,250

EXPENSES:
Investment advisory fees	136,833
Distribution fees Class II Shares	163,916
Administrative services fees Class I Shares	1,435
Administrative services fees Class II Shares	33,037
Custodian fees	1,733
Trustee fees	2,682
Compliance program costs (Note 3)	999
Professional fees	11,980
Printing fees	7,727
Other	5,749

Total expenses before earnings credit and expense waived	366,091

Earnings credit (Note 4)	(4)
Distribution fees voluntarily waived-Class II	(104,908)

Net Expenses	261,179

NET INVESTMENT INCOME	916,071

Net realized losses from investment transactions with affiliates	(6,695,512)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	19,161,104

Net realized/unrealized gains from affiliated investments	12,465,592

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,381,663

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Cardinal Moderately Aggressive Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$916,071	$641,930
Net realized gains (losses) from investment transactions	(6,695,512)	896,186
Net change in unrealized appreciation/(depreciation) from investments	19,161,104	(24,688,109)

Change in net assets resulting from operations	13,381,663	(23,149,993)

Distributions to Shareholders From:
Net investment income:
Class I	(42,598)	(53,412)
Class II	(887,309)	(1,046,107)
Net realized gains:
Class I	–	(55,015)
Class II	–	(1,075,868)
Tax return of capital:
Class I	–	(721)
Class II	–	(13,446)

Change in net assets from shareholder distributions	(929,907)	(2,244,569)

Change in net assets from capital transactions	51,542,892	128,336,925

Change in net assets	63,994,648	102,942,363

Net Assets:
Beginning of period	102,942,363	–

End of period	$166,937,011	$102,942,363

Accumulated net investment income (loss) at end of period	$(13,836)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,334,419	$7,181,820
Dividends reinvested	42,598	109,148
Cost of shares redeemed	(1,281,408)	(1,070,078)

Total Class I	2,095,609	6,220,890

Class II Shares
Proceeds from shares issued	54,220,386	122,134,685
Dividends reinvested	887,309	2,135,421
Cost of shares redeemed	(5,660,412)	(2,154,071)

Total Class II	49,447,283	122,116,035

Change in net assets from capital transactions	$51,542,892	$128,336,925

SHARE TRANSACTIONS:
Class I Shares
Issued	485,779	804,366
Reinvested	5,979	14,828
Redeemed	(190,310)	(123,490)

Total Class I Shares	301,448	695,704

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Cardinal Moderately Aggressive Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	8,136,222	13,818,924
Reinvested	124,627	289,549
Redeemed	(781,311)	(269,960)

Total Class II Shares	7,479,538	13,838,513

Total change in shares	7,780,986	14,534,217

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Moderately Aggressive Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	of capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$7.08	0.05	0.40	0.45	(0.05)	–	–	(0.05)	$7.48	6.32%	$7,461,356	0.30%	1.49%	0.30%	8.98%
Period Ended December 31, 2008 (e)(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.24%)	$4,927,688	0.28%	1.52%	0.36%	13.38%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$7.08	0.05	0.39	0.44	(0.04)	–	–	(0.04)	$7.48	6.28%	$159,475,655	0.38%	1.33%	0.54%	8.98%
Period Ended December 31, 2008 (e)(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.26%)	$98,014,675	0.39%	1.68%	0.60%	13.38%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12 Semiannual Report 2009

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Mutual Funds	$166,997,551	$—	$—	$166,997,551

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed

14 Semiannual Report 2009

securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund’s receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.20%

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class

16 Semiannual Report 2009

making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

For the Period Ended	Six Months Ended
December 31, 2008 (a)	June 30, 2009
Amount	Amount

$19,616	$—

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $31,508 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $999.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $63,846,848 and sales of $12,283,096 (excluding short-term securities).

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust

18 Semiannual Report 2009

enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$177,739,461	$1,309,643	$(12,051,553)	$(10,741,910)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A. Renewal of Advisory Agreement

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s portfolio management capabilities and NFA’s ability to supervise the Fund’s other service providers. The Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by NFA in the past, and NFA’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

20 Semiannual Report 2009

NVIT Cardinal Moderately Aggressive Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group. The Trustees also noted that, for the three-month period ended September 30, 2008, the Fund underperformed its benchmark, which is a 55%/25%/20% blend of the DJ Wilshire 5000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index, but that for the six-month period ended September 30, 2008, the Fund outperformed the benchmark. In this regard, it was noted that the Fund’s peer group included other NVIT mixed-asset target allocation funds and that the Fund’s benchmark may better reflect the Fund’s relative performance. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares and total expenses for Class II shares were in the second quintile of its peer group. The Trustees also noted that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Cardinalsm Capital Appreciation Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CAP (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Cardinal Capital Appreciation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Cardinal Capital Appreciation Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class I	Actual		1,000.00	1,060.50	1.53	0.30
	Hypothetical	[c]	1,000.00	1,023.17	1.51	0.30

Class II	Actual		1,000.00	1,060.20	1.94	0.38
	Hypothetical	[c]	1,000.00	1,022.77	1.91	0.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Capital Appreciation Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	69.9%
Fixed Income Funds	27.1%
Money Market Fund	3.0%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	16.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.9%
NVIT Core Bond Fund, Class Y	10.1%
NVIT Core Plus Bond Fund, Class Y	10.0%
NVIT Multi-Manager International Growth Fund, Class Y	10.0%
NVIT Multi-Manager International Value Fund, Class Y	10.0%
NVIT Short-Term Bond Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.5%
NVIT Money Market Fund, Class Y	3.0%
Other Holdings	5.0%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 69.9%
NVIT Multi-Manager International Growth Fund, Class Y	3,978,049	$27,806,562
NVIT Multi-Manager International Value Fund, Class Y	3,458,032	27,802,575
NVIT Multi-Manager Large Cap Growth Fund, Class Y	6,189,112	44,499,718
NVIT Multi-Manager Large Cap Value Fund, Class Y	6,493,608	44,546,152
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,604,091	18,124,475
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2,466,676	18,105,400
NVIT Multi-Manager Small Cap Growth Fund, Class Y	548,263	5,592,287
NVIT Multi-Manager Small Cap Value Fund, Class Y	849,815	5,583,285
NVIT Multi-Manager Small Company Fund, Class Y	241,547	2,797,116

Total Equity Funds (cost $201,941,471)		194,857,570

Fixed Income Funds 27.1%
NVIT Core Bond Fund, Class Y	2,782,070	28,043,270
NVIT Core Plus Bond Fund, Class Y	2,699,076	28,016,412
NVIT Short-Term Bond Fund, Class Y	1,926,427	19,630,289

Total Fixed Income Funds (cost $73,360,748)		75,689,971

Money Market Fund 3.0% (b)
NVIT Money Market Fund, Class Y, 0.12%	8,412,981	8,412,981

Total Money Market Fund (cost $8,412,981)		8,412,981

Total Investments (cost $283,715,200) (c) — 100.0%		278,960,522

Liabilities in excess of other assets — 0.0%		(89,227)

NET ASSETS — 100.0%		$278,871,295

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Cardinal
Capital
Appreciation Fund

Assets:
Investments in affiliates, at value (cost $283,715,200)	$278,960,522
Dividends receivable from affiliates	749
Receivable for capital shares issued	1,372,970
Prepaid expenses and other assets	2,665

Total Assets	280,336,906

Liabilities:
Payable for investments purchased	1,372,706
Payable for capital shares redeemed	264
Accrued expenses and other payables:
Investment advisory fees	43,466
Distribution fees	19,440
Administrative services fees	10,624
Trustee fees	311
Compliance program costs (Note 3)	2,815
Professional fees	7,785
Printing fees	2,423
Other	5,777

Total Liabilities	1,465,611

Net Assets	$278,871,295

Represented by:
Capital	$288,055,350
Accumulated net investment loss	(22,469)
Accumulated net realized losses from investment transactions	(4,406,908)
Net unrealized appreciation/(depreciation) from investments in affiliates	(4,754,678)

Net Assets	$278,871,295

Net Assets:
Class I Shares	$2,189,341
Class II Shares	276,681,954

Total	$278,871,295

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	279,556
Class II Shares	35,322,752

Total	35,602,308

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.83
Class II Shares	$7.83

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Cardinal
Capital
Appreciation Fund

INVESTMENT INCOME:
Dividend income from affiliates	$1,685,430

Total Income	1,685,430

EXPENSES:
Investment advisory fees	177,227
Distribution fees Class II Shares	219,011
Administrative services fees Class I Shares	506
Administrative services fees Class II Shares	44,264
Custodian fees	2,544
Trustee fees	3,326
Compliance program costs (Note 3)	1,254
Professional fees	14,863
Printing fees	8,538
Other	6,474

Total expenses before earnings credit and expenses waived	478,007

Earnings credit (Note 4)	(3)
Distribution fees voluntarily waived-Class II	(140,168)

Net Expenses	337,836

NET INVESTMENT INCOME	1,347,594

Net realized losses from investment transactions with affiliates	(4,406,908)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	20,248,265

Net realized/unrealized gains from investments	15,841,357

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,188,951

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Cardinal Capital Appreciation Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$1,347,594	$840,201
Net realized gains (losses) from investment transactions	(4,406,908)	1,276,883
Net change in unrealized appreciation/(depreciation) from investments	20,248,265	(25,002,943)

Change in net assets resulting from operations	17,188,951	(22,885,859)

Distributions to Shareholders From:
Net investment income:
Class I	(13,986)	(25,878)
Class II	(1,356,077)	(1,246,626)
Net realized gains:
Class I	–	(18,883)
Class II	–	(1,064,877)
Tax return of capital:
Class I	–	(274)
Class II	–	(14,715)

Change in net assets from shareholder distributions	(1,370,063)	(2,371,253)

Change in net assets from capital transactions	146,526,785	141,782,734

Change in net assets	162,345,673	116,525,622

Net Assets:
Beginning of period	116,525,622	–

End of period	$278,871,295	$116,525,622

Accumulated net investment income (loss) at end of period	$(22,469)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$863,382	$2,751,348
Dividends reinvested	13,986	45,035
Cost of shares redeemed	(820,818)	(261,297)

Total Class I	56,550	2,535,086

Class II Shares
Proceeds from shares issued	146,001,757	137,947,805
Dividends reinvested	1,356,077	2,326,218
Cost of shares redeemed	(887,599)	(1,026,375)

Total Class II	146,470,235	139,247,648

Change in net assets from capital transactions	$146,526,785	$141,782,734

SHARE TRANSACTIONS:
Class I Shares
Issued	120,934	295,976
Reinvested	1,884	5,770
Redeemed	(114,684)	(30,324)

Total Class I Shares	8,134	271,422

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Cardinal Capital Appreciation Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	19,859,533	15,245,000
Reinvested	179,932	302,424
Redeemed	(124,417)	(139,720)

Total Class II Shares	19,915,048	15,407,704

Total change in shares	19,923,182	15,679,126

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital outstanding throughout the periods indicated

NVIT Cardinal Capital Appreciation Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$7.43	0.05	0.40	0.45	(0.05)	–	–	(0.05)	$7.83	6.05%	$2,189,341	0.30%	1.35%	0.30%	4.38%
Period Ended December 31, 2008 (e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	–	(0.20)	$7.43	(23.81%)	$2,016,215	0.27%	1.53%	0.34%	14.19%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$7.43	0.06	0.38	0.44	(0.04)	–	–	(0.04)	$7.83	6.02%	$276,681,954	0.38%	1.52%	0.54%	4.38%
Period Ended December 31, 2008 (e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	–	(0.20)	$7.43	(23.84%)	$114,509,407	0.39%	1.95%	0.59%	14.19%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12 Semiannual Report 2009

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Mutual Funds	$278,960,522	$—	$—	$278,960,522

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed

14 Semiannual Report 2009

securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.20%

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class

16 Semiannual Report 2009

making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

For the Period Ended	Six Months Ended
December 31, 2008 (a)	June 30, 2009
Amount	Amount

$19,741	$—

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $38,261 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,254.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $154,510,660 and sales of $7,943,015 (excluding short-term securities).

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust

18 Semiannual Report 2009

enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$288,122,201	$2,329,223	$(11,490,902)	$(9,161,679)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A.	Renewal of Advisory Agreement

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s portfolio management capabilities and NFA’s ability to supervise the Fund’s other service providers. The Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by NFA in the past, and NFA’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

20 Semiannual Report 2009

NVIT Cardinal Capital Appreciation Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fourth quintile of its peer group. The Trustees also noted that, for the same periods, the Fund outperformed its benchmark, which is a 50%/20%/30% blend of the DJ Wilshire 5000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In this regard, it was noted that the Fund’s peer group included other NVIT mixed-asset target allocation funds and that the Fund’s benchmark may better reflect the Fund’s relative performance. The Trustees also noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares and total expenses for Class II shares were in the second quintile of its peer group. The Trustees also noted that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Cardinalsm Moderate Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MOD (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Cardinal Moderate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Cardinal Moderate Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class I	Actual		1,000.00	1,059.40	1.53	0.30
	Hypothetical	[c]	1,000.00	1,023.17	1.51	0.30

Class II	Actual		1,000.00	1,059.20	1.99	0.39
	Hypothetical	[c]	1,000.00	1,022.72	1.96	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Moderate Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	59.8%
Fixed Income Funds	35.2%
Money Market Fund	5.0%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	14.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	14.9%
NVIT Core Bond Fund, Class Y	12.6%
NVIT Core Plus Bond Fund, Class Y	12.6%
NVIT Short-Term Bond Fund, Class Y	10.0%
NVIT Multi-Manager International Growth Fund, Class Y	7.5%
NVIT Multi-Manager International Value Fund, Class Y	7.5%
NVIT Money Market Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
Other Holdings	5.0%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Cardinal Moderate Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 59.8%
NVIT Multi-Manager International Growth Fund, Class Y	2,953,056	$20,641,859
NVIT Multi-Manager International Value Fund, Class Y	2,567,030	20,638,923
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5,743,023	41,292,336
NVIT Multi-Manager Large Cap Value Fund, Class Y	6,025,574	41,335,435
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,982,686	13,799,498
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,878,061	13,784,971
NVIT Multi-Manager Small Cap Growth Fund, Class Y	542,664	5,535,170
NVIT Multi-Manager Small Cap Value Fund, Class Y	841,135	5,526,257
NVIT Multi-Manager Small Company Fund, Class Y	239,080	2,768,548

Total Equity Funds (cost $166,972,583)		165,322,997

Fixed Income Funds 35.2%
NVIT Core Bond Fund, Class Y	3,442,072	34,696,087
NVIT Core Plus Bond Fund, Class Y	3,339,388	34,662,848
NVIT Short-Term Bond Fund, Class Y	2,723,932	27,756,869

Total Fixed Income Funds (cost $94,058,342)		97,115,804

Money Market Fund 5.0% (b)
NVIT Money Market Fund, Class Y, 0.12%	13,878,435	13,878,435

Total Money Market Fund (cost $13,878,435)		13,878,435

Total Investments (cost $274,909,360) (c) — 100.0%		276,317,236

Liabilities in excess of other assets — 0.0%		(86,543)

NET ASSETS — 100.0%		$276,230,693

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Cardinal
Moderate Fund

Assets:
Investments in affiliates, at value (cost $274,909,360)	$276,317,236
Dividends receivable from affiliates	1,243
Receivable for capital shares issued	1,288,880
Prepaid expenses and other assets	2,707

Total Assets	277,610,066

Liabilities:
Payable for investments purchased	1,288,788
Payable for capital shares redeemed	92
Accrued expenses and other payables:
Investment advisory fees	42,718
Distribution fees	18,992
Administrative services fees	10,353
Trustee fees	262
Compliance program costs (Note 3)	2,672
Professional fees	7,257
Printing fees	2,770
Other	5,469

Total Liabilities	1,379,373

Net Assets	$276,230,693

Represented by:
Capital	$279,599,947
Accumulated net investment loss	(22,188)
Accumulated net realized losses from investment transactions	(4,754,942)
Net unrealized appreciation/(depreciation) from investments in affiliates	1,407,876

Net Assets	$276,230,693

Net Assets:
Class I Shares	$3,868,530
Class II Shares	272,362,163

Total	$276,230,693

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	472,425
Class II Shares	33,286,594

Total	33,759,019

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.19 (a)
Class II Shares	$8.18

(a)	NAV shown differs from traded NAV at June 30, 2009 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Cardinal
Moderate Fund

INVESTMENT INCOME:
Dividend income from affiliates	$1,688,269

Total Income	1,688,269

EXPENSES:
Investment advisory fees	175,902
Distribution fees Class II Shares	215,933
Administrative services fees Class I Shares	793
Administrative services fees Class II Shares	43,637
Custodian fees	2,122
Trustee fees	3,241
Compliance program costs (Note 3)	1,246
Professional fees	14,457
Printing fees	9,254
Other	6,371

Total expenses before earnings credit and expenses waived	472,956

Earnings credit (Note 4)	(3)
Distribution fees voluntarily waived-Class II	(138,198)

Net Expenses	334,755

NET INVESTMENT INCOME	1,353,514

Net realized losses from investment transactions with affiliates	(4,754,942)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	19,799,693

Net realized/unrealized gains from affiliated investments	15,044,751

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,398,265

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Cardinal Moderate Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$1,353,514	$900,496
Net realized gains (losses) from investment transactions	(4,754,942)	883,146
Net change in unrealized appreciation/(depreciation) from investments	19,799,693	(18,391,817)

Change in net assets resulting from operations	16,398,265	(16,608,175)

Distributions to Shareholders From:
Net investment income:
Class I	(23,129)	(34,267)
Class II	(1,352,573)	(1,149,959)
Net realized gains:
Class I	–	(19,629)
Class II	–	(710,214)
Tax return of capital:
Class I	–	(348)
Class II	–	(12,091)

Change in net assets from shareholder distributions	(1,375,702)	(1,926,508)

Change in net assets from capital transactions	147,325,678	132,417,135

Change in net assets	162,348,241	113,882,452

Net Assets:
Beginning of period	113,882,452	–

End of period	$276,230,693	$113,882,452

Accumulated net investment income (loss) at end of period	$(22,188)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,819,617	$3,900,358
Dividends reinvested	23,129	54,244
Cost of shares redeemed	(1,153,891)	(460,816)

Total Class I	688,855	3,493,786

Class II Shares
Proceeds from shares issued	148,167,852	127,432,329
Dividends reinvested	1,352,573	1,872,264
Cost of shares redeemed	(2,883,602)	(381,244)

Total Class II	146,636,823	128,923,349

Change in net assets from capital transactions	$147,325,678	$132,417,135

SHARE TRANSACTIONS:
Class I Shares
Issued	234,356	435,786
Reinvested	2,955	6,755
Redeemed	(152,702)	(54,725)

Total Class I Shares	84,609	387,816

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Cardinal Moderate Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	19,232,057	14,066,682
Reinvested	171,602	234,731
Redeemed	(374,484)	(43,994)

Total Class II Shares	19,029,175	14,257,419

Total change in shares	19,113,784	14,645,235

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Cardinal Moderate Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$7.78	0.06	0.40	0.46	(0.05)	–	–	(0.05)	$8.19	5.94%	$3,868,530	0.30%	1.45%	0.30%	5.51%
Period Ended December 31, 2008 (e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.45%)	$3,018,008	0.27%	2.08%	0.36%	13.37%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$7.77	0.06	0.40	0.46	(0.05)	–	–	(0.05)	$8.18	5.92%	$272,362,163	0.39%	1.53%	0.55%	5.51%
Period Ended December 31, 2008 (e)(f)	$10.00	0.11	(2.16)	(2.05)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.48%)	$110,864,444	0.39%	2.28%	0.59%	13.37%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12 Semiannual Report 2009

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Mutual Funds	$276,317,236	$—	$—	$276,317,236

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in

14 Semiannual Report 2009

the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.20%

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2010.

16 Semiannual Report 2009

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

For the Period Ended	Six Months Ended
December 31, 2008 (a)	June 30, 2009
Amount	Amount

$19,862	$—

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $37,866 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,246.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $157,277,722 and sales of $9,911,921 (excluding short-term securities).

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

18 Semiannual Report 2009

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$279,681,643	$4,309,332	$(7,673,739)	$(3,364,407)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A.	Renewal of Advisory Agreement

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s portfolio management capabilities and NFA’s ability to supervise the Fund’s other service providers. The Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by NFA in the past, and NFA’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

20 Semiannual Report 2009

NVIT Cardinal Moderate Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three-month period ended September 30, 2008, the Fund’s performance for Class II shares was in the fourth quintile of its peer group, while for the six-month period ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group. The Trustees also noted that, for the same periods, the Fund outperformed its benchmark, which is a 45%/15%/40% blend of the DJ Wilshire 5000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In this regard, it was noted that the Fund’s peer group included other NVIT mixed-asset target allocation funds and that the Fund’s benchmark may better reflect the Fund’s relative performance. The Trustees also noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee and total expenses for Class II shares were in the second quintile of its peer group. The Trustees also noted that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Cardinalsm Balanced Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-BAL (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Cardinal Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Cardinal Balanced Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class I	Actual		1,000.00	1,058.60	1.53	0.30
	Hypothetical	[c]	1,000.00	1,023.17	1.51	0.30

Class II	Actual		1,000.00	1,058.30	1.94	0.38
	Hypothetical	[c]	1,000.00	1,022.77	1.91	0.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Balanced Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	49.8%
Fixed Income Funds	44.2%
Money Market Fund	6.0%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings

NVIT Core Bond Fund, Class Y	15.1%
NVIT Core Plus Bond Fund, Class Y	15.0%
NVIT Short-Term Bond Fund, Class Y	14.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.4%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.4%
NVIT Money Market Fund, Class Y	6.0%
NVIT Multi-Manager International Growth Fund, Class Y	6.0%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
Other Holdings	3.0%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Cardinal Balanced Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 49.8%
NVIT Multi-Manager International Growth Fund, Class Y	2,324,929	$16,251,254
NVIT Multi-Manager International Value Fund, Class Y	2,020,989	16,248,751
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4,709,778	33,863,303
NVIT Multi-Manager Large Cap Value Fund, Class Y	4,941,480	33,898,553
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,951,157	13,580,051
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,848,201	13,565,793
NVIT Multi-Manager Small Cap Growth Fund, Class Y	267,015	2,723,553
NVIT Multi-Manager Small Cap Value Fund, Class Y	413,878	2,719,180
NVIT Multi-Manager Small Company Fund, Class Y	235,276	2,724,498

Total Equity Funds (cost $137,584,064)		135,574,936

Fixed Income Funds 44.2%
NVIT Core Bond Fund, Class Y	4,064,739	40,972,572
NVIT Core Plus Bond Fund, Class Y	3,943,490	40,933,426
NVIT Short-Term Bond Fund, Class Y	3,752,803	38,241,067

Total Fixed Income Funds (cost $115,856,447)		120,147,065

Money Market Fund 6.0%(b)
NVIT Money Market Fund, Class Y, 0.12%	16,389,029	16,389,029

Total Money Market Fund (cost $16,389,029)		16,389,029

Total Investments (cost $269,829,540) (c) — 100.0%		272,111,030

Liabilities in excess of other assets — 0.0%		(87,416)

NET ASSETS — 100.0%		$272,023,614

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Cardinal
Balanced Fund

Assets:
Investments in affiliates, at value (cost $269,829,540)	$272,111,030
Dividends receivable from affiliates	1,495
Receivable for capital shares issued	1,994,130
Prepaid expenses and other assets	3,397

Total Assets	274,110,052

Liabilities:
Payable for investments purchased	1,993,956
Payable for capital shares redeemed	173
Accrued expenses and other payables:
Investment advisory fees	42,916
Distribution fees	19,225
Administrative services fees	10,086
Trustee fees	345
Compliance program costs (Note 3)	3,307
Professional fees	8,155
Printing fees	1,685
Other	6,590

Total Liabilities	2,086,438

Net Assets	$272,023,614

Represented by:
Capital	$274,441,580
Accumulated net investment loss	(21,959)
Accumulated net realized losses from investment transactions	(4,677,497)
Net unrealized appreciation/(depreciation) from investments in affiliates	2,281,490

Net Assets	$272,023,614

Net Assets:
Class I Shares	$1,425,627
Class II Shares	270,597,987

Total	$272,023,614

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	166,962
Class II Shares	31,715,317

Total	31,882,279

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.54
Class II Shares	$8.53

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Cardinal
Balanced Fund

INVESTMENT INCOME:
Dividend income from affiliates	$1,830,479

Total Income	1,830,479

EXPENSES:
Investment advisory fees	201,301
Distribution fees Class II Shares	249,716
Administrative services fees Class I Shares	382
Administrative services fees Class II Shares	50,371
Custodian fees	2,645
Trustee fees	3,955
Compliance program costs (Note 3)	1,548
Professional fees	17,468
Printing fees	8,653
Other	7,418

Total expenses before earnings credit and expenses waived	543,457

Earnings credit (Note 4)	(3)
Distribution fees voluntarily waived-Class II	(159,820)

Net Expenses	383,634

NET INVESTMENT INCOME	1,446,845

Net realized losses from investment transactions with affiliates	(4,677,497)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	18,930,664

Net realized/unrealized gains from affiliated investments	14,253,167

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,700,012

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Cardinal Balanced Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$1,446,845	$1,238,169
Net realized gains (losses) from investment transactions	(4,677,497)	798,261
Net change in unrealized appreciation/(depreciation) from investments	18,930,664	(16,649,174)

Change in net assets resulting from operations	15,700,012	(14,612,744)

Distributions to Shareholders From:
Net investment income:
Class I	(10,509)	(22,346)
Class II	(1,458,295)	(1,474,944)
Net realized gains:
Class I	–	(8,506)
Class II	–	(676,005)
Tax return of capital:
Class I	–	(190)
Class II	–	(14,503)

Change in net assets from shareholder distributions	(1,468,804)	(2,196,494)

Change in net assets from capital transactions	111,127,907	163,473,737

Change in net assets	125,359,115	146,664,499

Net Assets:
Beginning of period	146,664,499	–

End of period	$272,023,614	$146,664,499

Accumulated net investment income (loss) at end of period	$(21,959)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$554,053	$2,391,945
Dividends reinvested	10,509	31,042
Cost of shares redeemed	(976,548)	(382,941)

Total Class I	(411,986)	2,040,046

Class II Shares
Proceeds from shares issued	110,799,047	160,063,890
Dividends reinvested	1,458,295	2,165,452
Cost of shares redeemed	(717,449)	(795,651)

Total Class II	111,539,893	161,433,691

Change in net assets from capital transactions	$111,127,907	$163,473,737

SHARE TRANSACTIONS:
Class I Shares
Issued	70,640	259,413
Reinvested	1,293	3,703
Redeemed	(122,683)	(45,404)

Total Class I Shares	(50,750)	217,712

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Cardinal Balanced Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	13,774,809	17,691,746
Reinvested	177,295	262,700
Redeemed	(92,938)	(98,295)

Total Class II Shares	13,859,166	17,856,151

Total change in shares	13,808,416	18,073,863

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008. The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Cardinal Balanced Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$8.12	0.05	0.42	0.47	(0.05)	–	–	(0.05)	$8.54	5.86%	$1,425,627	0.30%	1.38%	0.30%	4.98%
Period Ended December 31, 2008 (e)(f)	$10.00	0.12	(1.82)	(1.70)	(0.14)	(0.04)	–	(0.18)	$8.12	(17.10%)	$1,767,818	0.26%	1.90%	0.34%	13.21%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$8.11	0.06	0.41	0.47	(0.05)	–	–	(0.05)	$8.53	5.83%	$270,597,987	0.38%	1.43%	0.54%	4.98%
Period Ended December 31, 2008 (e)(f)	$10.00	0.12	(1.83)	(1.71)	(0.14)	(0.04)	–	(0.18)	$8.11	(17.23%)	$144,896,681	0.39%	2.73%	0.59%	13.21%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12 Semiannual Report 2009

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Mutual Funds	$272,111,030	$—	$—	$272,111,030

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed

14 Semiannual Report 2009

securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.20%

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class

16 Semiannual Report 2009

making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

For the Period Ended	Six Months Ended
December 31, 2008 (a)	June 30, 2009
Amount	Amount

$19,606	$—

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $45,339 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,548.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $121,316,431 and sales of $10,160,066 (excluding short-term securities).

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust

18 Semiannual Report 2009

enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$274,507,037	$5,354,358	$(7,750,365)	$(2,396,007)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A. Renewal of Advisory Agreement

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s portfolio management capabilities and NFA’s ability to supervise the Fund’s other service providers. The Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by NFA in the past, and NFA’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

20 Semiannual Report 2009

NVIT Cardinal Balanced Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group. The Trustees also noted that, for the same periods, the Fund outperformed its benchmark, which is a 35%/15%/50% blend of the DJ Wilshire 5000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In this regard, it was noted that the Fund’s peer group included other NVIT mixed-asset target allocation funds and that the Fund’s benchmark may better reflect the Fund’s relative performance. The Trustees also noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee and total expenses for Class II shares were in the second quintile of its peer group. The Trustees also noted that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund,from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice
President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Cardinalsm Moderately Conservative Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MCON (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Cardinal Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Cardinal Moderately			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Conservative Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class I	Actual		1,000.00	1,056.70	1.53	0.30
	Hypothetical	[c]	1,000.00	1,023.17	1.51	0.30

Class II	Actual		1,000.00	1,057.60	1.99	0.39
	Hypothetical	[c]	1,000.00	1,022.72	1.96	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Moderately Conservative Fund
June 30, 2009 (Unaudited)

Asset Allocation

Fixed Income Funds	52.2%
Equity Funds	39.8%
Money Market Fund	8.0%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings

NVIT Core Bond Fund, Class Y	17.6%
NVIT Core Plus Bond Fund, Class Y	17.5%
NVIT Short-Term Bond Fund, Class Y	17.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	9.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	9.9%
NVIT Money Market Fund, Class Y	8.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager International Growth Fund, Class Y	5.0%
NVIT Multi-Manager International Value Fund, Class Y	5.0%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 39.8%
NVIT Multi-Manager International Growth Fund, Class Y	710,040	$4,963,182
NVIT Multi-Manager International Value Fund, Class Y	617,186	4,962,177
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,380,754	9,927,620
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,448,665	9,937,839
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	714,999	4,976,395
NVIT Multi-Manager Mid Cap Value Fund, Class Y	677,279	4,971,228

Total Equity Funds (cost $38,960,325)		39,738,441

Fixed Income Funds 52.2%
NVIT Core Bond Fund, Class Y	1,737,663	17,515,647
NVIT Core Plus Bond Fund, Class Y	1,685,847	17,499,096
NVIT Short-Term Bond Fund, Class Y	1,669,794	17,015,200

Total Fixed Income Funds (cost $50,341,310)		52,029,943

Money Market Fund 8.0% (b)
NVIT Money Market Fund, Class Y, 0.12%	8,007,153	8,007,153

Total Money Market Fund (cost $8,007,153)		8,007,153

Total Investments (cost $97,308,788) (c) — 100.0%		99,775,537

Liabilities in excess of other assets — 0.0%		(32,882)

NET ASSETS — 100.0%		$99,742,655

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT
Cardinal Moderately
Conservative Fund

Assets:
Investments in affiliates, at value (cost $97,308,788)	$99,775,537
Dividends receivable from affiliates	715
Receivable for capital shares issued	1,839,957
Prepaid expenses and other assets	1,053

Total Assets	101,617,262

Liabilities:
Payable for investments purchased	1,825,778
Payable for capital shares redeemed	14,178
Accrued expenses and other payables:
Investment advisory fees	15,897
Distribution fees	6,689
Administrative services fees	3,626
Trustee fees	106
Compliance program costs (Note 3)	1,036
Professional fees	2,666
Printing fees	1,659
Other	2,972

Total Liabilities	1,874,607

Net Assets	$99,742,655

Represented by:
Capital	$98,987,416
Accumulated net investment loss	(7,932)
Accumulated net realized losses from investment transactions	(1,703,578)
Net unrealized appreciation/(depreciation) from investments in affiliates	2,466,749

Net Assets	$99,742,655

Net Assets:
Class I Shares	$1,122,148
Class II Shares	98,620,507

Total	$99,742,655

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	126,156
Class II Shares	11,086,269

Total	11,212,425

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.89
Class II Shares	$8.90 (a)

(a)	NAV shown differs from traded NAV at June 30, 2009 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT
Cardinal Moderately
Conservative Fund

INVESTMENT INCOME:
Dividend income from affiliates	$645,211

Total Income	645,211

EXPENSES:
Investment advisory fees	64,831
Distribution fees Class II Shares	79,497
Administrative services fees Class I Shares	309
Administrative services fees Class II Shares	16,050
Custodian fees	660
Trustee fees	1,250
Compliance program costs (Note 3)	478
Professional fees	5,564
Printing fees	5,823
Other	3,775

Total expenses before earnings credit and expenses waived/reimbursed	178,237

Earnings credit (Note 4)	(2)
Distribution fees voluntarily waived-Class II	(50,879)
Expenses reimbursed by Adviser	(1,017)

Net Expenses	126,339

NET INVESTMENT INCOME	518,872

Net realized losses from investment transactions with affiliates	(1,703,578)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,184,530

Net realized/unrealized gains from affiliated investments	4,480,952

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,999,824

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Cardinal
	Moderately Conservative Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$518,872	$421,070
Net realized losses from investment transactions	(1,703,578)	(37,453)
Net change in unrealized appreciation/(depreciation) from investments	6,184,530	(3,717,781)

Change in net assets resulting from operations	4,999,824	(3,334,164)

Distributions to Shareholders From:
Net investment income:
Class I	(8,770)	(19,025)
Class II	(518,034)	(455,106)
Net realized gains:
Class I	–	(4,160)
Class II	–	(126,317)
Tax return of capital:
Class I	–	(120)
Class II	–	(3,505)

Change in net assets from shareholder distributions	(526,804)	(608,233)

Change in net assets from capital transactions	50,401,062	48,810,970

Change in net assets	54,874,082	44,868,573

Net Assets:
Beginning of period	44,868,573	–

End of period	$99,742,655	$44,868,573

Accumulated net investment income (loss) at end of period	$(7,932)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$534,635	$1,644,014
Dividends reinvested	8,770	23,305
Cost of shares redeemed	(881,935)	(75,999)

Total Class I	(338,530)	1,591,320

Class II Shares
Proceeds from shares issued	53,373,703	49,790,621
Dividends reinvested	518,034	584,928
Cost of shares redeemed	(3,152,145)	(3,155,899)

Total Class II	50,739,592	47,219,650

Change in net assets from capital transactions	$50,401,062	$48,810,970

SHARE TRANSACTIONS:
Class I Shares
Issued	63,506	173,657
Reinvested	1,031	2,673
Redeemed	(105,832)	(8,879)

Total Class I Shares	(41,295)	167,451

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Cardinal
	Moderately Conservative Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	6,280,364	5,401,493
Reinvested	59,961	68,407
Redeemed	(381,129)	(342,827)

Total Class II Shares	5,959,196	5,127,073

Total change in shares	5,917,901	5,294,524

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Cardinal Moderately Conservative Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$8.47	0.06	0.42	0.48	(0.06)	–	–	(0.06)	$8.89	5.67%	$1,122,148	0.30%	1.41%	0.31%	6.87%
Period Ended December 31, 2008 (e)(f)	$10.00	0.13	(1.49)	(1.36)	(0.14)	(0.03)	–	(0.17)	$8.47	(13.73%)	$1,419,127	0.26%	2.04%	0.41%	22.21%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$8.47	0.07	0.42	0.49	(0.06)	–	–	(0.06)	$8.90	5.76%	$98,620,507	0.39%	1.60%	0.55%	6.87%
Period Ended December 31, 2008 (e)(f)	$10.00	0.12	(1.49)	(1.37)	(0.13)	(0.03)	–	(0.16)	$8.47	(13.77%)	$43,449,446	0.39%	2.97%	0.67%	22.21%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12 Semiannual Report 2009

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Mutual Funds	$99,775,537	$—	$—	$99,775,537

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in

14 Semiannual Report 2009

the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.20%

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from

16 Semiannual Report 2009

the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

For the Period Ended	Six Months Ended
December 31, 2008 (a)	June 30, 2009
Amount	Amount

$18,438	$1,017

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $14,199 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $478.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $55,350,406 and sales of $4,580,506 (excluding short-term securities).

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust

18 Semiannual Report 2009

enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$99,020,591	$2,726,392	$(1,971,446)	$754,946

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A.	Renewal of Advisory Agreement

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s portfolio management capabilities and NFA’s ability to supervise the Fund’s other service providers. The Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by NFA in the past, and NFA’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

20 Semiannual Report 2009

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

NVIT Cardinal Moderately Conservative Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- month period ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group, and for the six-month period ended September 30, 2008, the Fund’s performance for Class II shares was in the first quintile of its peer group. The Trustees also noted that, for the same periods, the Fund outperformed its benchmark, which is a 30%/10%/60% blend of the DJ Wilshire 5000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In this regard, it was noted that the Fund’s peer group included other NVIT mixed-asset target allocation funds and that the Fund’s benchmark may better reflect the Fund’s relative performance. The Trustees also noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and slightly above the median of its peer group, while the Fund’s total expenses for Class II shares were in the third quintile of its peer group. The Trustees also noted that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board
Member of Compete Columbus
(economic development group for
Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and
Chief Executive Officer of
Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal
Financial Officer and Vice
President of Investment
Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice
President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Cardinalsm Conservative Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CON (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Cardinal Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Conservative Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class I	Actual		1,000.00	1,053.50	1.58	0.31
	Hypothetical	[c]	1,000.00	1,023.12	1.56	0.31

Class II	Actual		1,000.00	1,052.10	1.93	0.38
	Hypothetical	[c]	1,000.00	1,022.77	1.91	0.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Cardinal Conservative Fund
June 30, 2009 (Unaudited)

Asset Allocation

Fixed Income Funds	70.1%
Equity Funds	19.9%
Money Market Fund	10.0%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings

NVIT Short-Term Bond Fund, Class Y	30.1%
NVIT Core Bond Fund, Class Y	20.0%
NVIT Core Plus Bond Fund, Class Y	20.0%
NVIT Money Market Fund, Class Y	10.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y 5.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y 4.9%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y 2.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y 2.5%
NVIT Multi-Manager International Growth Fund, Class Y 2.5%
NVIT Multi-Manager International Value Fund, Class Y 2.5%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 19.9%
NVIT Multi-Manager International Growth Fund, Class Y	486,481	$3,400,500
NVIT Multi-Manager International Value Fund, Class Y	422,893	3,400,064
NVIT Multi-Manager Large Cap Growth Fund, Class Y	946,112	6,802,548
NVIT Multi-Manager Large Cap Value Fund, Class Y	992,663	6,809,671
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	489,949	3,410,046
NVIT Multi-Manager Mid Cap Value Fund, Class Y	464,093	3,406,445

Total Equity Funds (cost $25,829,878)		27,229,274

Fixed Income Funds 70.1%
NVIT Core Bond Fund, Class Y	2,721,916	27,436,913
NVIT Core Plus Bond Fund, Class Y	2,640,708	27,410,546
NVIT Short-Term Bond Fund, Class Y	4,038,800	41,155,370

Total Fixed Income Funds (cost $93,127,524)		96,002,829

Money Market Fund 10.0% (b)
NVIT Money Market Fund, Class Y, 0.12%	13,718,457	13,718,457

Total Money Market Fund (cost $13,718,457)		13,718,457

Total Investments (cost $132,675,859) (c) — 100.0%		136,950,560

Liabilities in excess of other assets — 0.0%		(41,503)

NET ASSETS — 100.0%		$136,909,057

(a) Investment in affiliates.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Cardinal
Conservative Fund

Assets:
Investments in affiliates, at value (cost $132,675,859)	$136,950,560
Dividends receivable from affiliates	1,259
Receivable for capital shares issued	208,865
Prepaid expenses and other assets	1,417

Total Assets	137,162,101

Liabilities:
Payable for investments purchased	208,430
Payable for capital shares redeemed	435
Accrued expenses and other payables:
Investment advisory fees	20,694
Distribution fees	9,213
Administrative services fees	5,039
Custodian fees	109
Trustee fees	110
Compliance program costs (Note 3)	1,244
Professional fees	3,035
Printing fees	1,466
Other	3,269

Total Liabilities	253,044

Net Assets	$136,909,057

Represented by:
Capital	$133,727,337
Accumulated net investment loss	(10,702)
Accumulated net realized losses from investment transactions	(1,082,279)
Net unrealized appreciation/(depreciation) from investments in affiliates	4,274,701

Net Assets	$136,909,057

Net Assets:
Class I Shares	$1,436,322
Class II Shares	135,472,735

Total	$136,909,057

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	150,547
Class II Shares	14,196,315

Total	14,346,862

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.54
Class II Shares	$9.54

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Cardinal Conservative Fund

INVESTMENT INCOME:
Dividend income from affiliates	$913,040

Total Income	913,040

EXPENSES:
Investment advisory fees	84,068
Distribution fees Class II Shares	103,412
Administrative services fees Class I Shares	336
Administrative services fees Class II Shares	20,908
Custodian fees	552
Trustee fees	1,499
Compliance program costs (Note 3)	569
Professional fees	6,726
Printing fees	5,899
Other	4,106

Total expenses before earnings credit and expenses waived	228,075

Earnings credit (Note 4)	(2)
Distribution fees voluntarily waived-Class II	(66,185)

Net Expenses	161,888

NET INVESTMENT INCOME	751,152

Net realized losses from investment transactions with affiliates	(1,082,279)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,280,705

Net realized/unrealized gains from affiliated investments	5,198,426

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,949,578

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Cardinal Conservative Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$751,152	$554,680
Net realized losses from investment transactions	(1,082,279)	(246,762)
Net change in unrealized appreciation/(depreciation) from investments	6,280,705	(2,006,004)

Change in net assets resulting from operations	5,949,578	(1,698,086)

Distributions to Shareholders From:
Net investment income:
Class I	(11,421)	(20,623)
Class II	(750,433)	(568,369)
Net realized gains:
Class I	–	(2,337)
Class II	–	(83,435)
Tax return of capital:
Class I	–	(142)
Class II	–	(4,930)

Change in net assets from shareholder distributions	(761,854)	(679,836)

Change in net assets from capital transactions	80,125,863	53,973,392

Change in net assets	85,313,587	51,595,470

Net Assets:
Beginning of period	51,595,470	–

End of period	$136,909,057	$51,595,470

Accumulated net investment income (loss) at end of period	$(10,702)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$990,077	$1,827,792
Dividends reinvested	11,421	23,102
Cost of shares redeemed	(991,287)	(354,866)

Total Class I	10,211	1,496,028

Class II Shares
Proceeds from shares issued	82,948,998	57,251,421
Dividends reinvested	750,433	656,734
Cost of shares redeemed	(3,583,779)	(5,430,791)

Total Class II	80,115,652	52,477,364

Change in net assets from capital transactions	$80,125,863	$53,973,392

SHARE TRANSACTIONS:
Class I Shares
Issued	109,245	185,585
Reinvested	1,234	2,491
Redeemed	(109,221)	(38,787)

Total Class I Shares	1,258	149,289

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	NVIT Cardinal Conservative Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	9,005,370	6,013,059
Reinvested	80,349	71,791
Redeemed	(393,485)	(580,769)

Total Class II Shares	8,692,234	5,504,081

Total change in shares	8,693,492	5,653,370

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Cardinal Conservative Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.12	0.08	0.41	0.49	(0.07)	–	–	(0.07)	$9.54	5.35%	$1,436,322	0.31%	1.72%	0.31%	5.01%
Period Ended December 31, 2008 (e)(f)	$10.00	0.15	(0.85)	(0.70)	(0.16)	(0.02)	–	(0.18)	$9.12	(7.11%)	$1,362,171	0.29%	2.15%	0.40%	24.30%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.13	0.08	0.39	0.47	(0.06)	–	–	(0.06)	$9.54	5.21%	$135,472,735	0.38%	1.79%	0.54%	5.01%
Period Ended December 31, 2008 (e)(f)	$10.00	0.14	(0.84)	(0.70)	(0.15)	(0.02)	–	(0.17)	$9.13	(7.04%)	$50,233,299	0.42%	3.52%	0.66%	24.30%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2008

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12 Semiannual Report 2009

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Mutual Funds	$136,950,560	$—	$—	$136,950,560

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2009, the Fund did not hold any repurchase agreements.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed

14 Semiannual Report 2009

securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.20%

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for the Fund’s Class I and Class II shares until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class

16 Semiannual Report 2009

making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

For the Period Ended	Six Months Ended
December 31, 2008 (a)	June 30, 2009
Amount	Amount

$13,347	$—

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $17,918 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $569.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $84,515,893 and sales of $4,370,753 (excluding short-term securities).

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust

18 Semiannual Report 2009

enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$133,785,020	$4,274,701	$(1,099,161)	$3,175,540

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A. Renewal of Advisory Agreement

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”), must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s portfolio management capabilities and NFA’s ability to supervise the Fund’s other service providers. The Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by NFA in the past, and NFA’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

20 Semiannual Report 2009

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

NVIT Cardinal Conservative Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the first quintile of its peer group. The Trustees also noted that, for the same periods, the Fund outperformed its benchmark, which is a 15%/5%/80% blend of the DJ Wilshire 5000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. The Trustees also noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and slightly above the median of its peer group, while the Fund’s total expenses for Class II shares were in the third quintile of its peer group and at the median. The Trustees also noted that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President andChief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

NVIT Multi-Manager International Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

25	Supplemental Information

27	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Multi-Manager International Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager International			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Growth Fund			01/01/09	06/30/09	01/01/09 - 06/30/09 [a]	01/01/09 - 06/30/09 [a]

Class I	Actual		1,000.00	1,099.60	5.00	0.96
	Hypothetical	[b]	1,000.00	1,019.90	4.82	0.96

Class II	Actual		1,000.00	1,098.50	6.30	1.21
	Hypothetical	[b]	1,000.00	1,018.66	6.07	1.21

Class III	Actual		1,000.00	1,099.00	5.78	1.11
	Hypothetical	[b]	1,000.00	1,019.15	5.57	1.11

Class VI	Actual		1,000.00	1,097.90	7.07	1.36
	Hypothetical	[b]	1,000.00	1,017.91	6.83	1.36

Class Y	Actual		1,000.00	1,101.20	5.00	0.96
	Hypothetical	[b]	1,000.00	1,019.90	4.82	0.96

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager International Growth Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	89.9%
Mutual Fund	9.2%
Exchange Traded Funds	0.3%
Other assets in excess of liabilities	0.6%

100.0%

Top Industries

Pharmaceuticals	11.1%
Money Market Fund	9.2%
Oil, Gas & Consumable Fuels	7.5%
Wireless Telecommunication Services	4.5%
Commercial Banks	3.3%
Media	3.4%
Electronic Equipment & Instruments	3.2%
Tobacco	3.0%
Metals & Mining	3.1%
Diversified Telecommunication Services	2.9%
Other Industries	48.8%

100.0%

Top Holdings

Fidelity Institutional Prime	9.2%
Teva Pharmaceutical Industries Ltd. ADR	2.6%
Roche Holding AG	2.3%
Anheuser-Busch Inbev NV	2.1%
Nestle SA	2.0%
Imperial Tobacco Group PLC	2.0%
Reckitt Benckiser Group PLC	1.6%
Shire PLC	1.5%
America Movil SAB de CV, Series L ADR	1.5%
Bayer AG	1.5%
Other Holdings	73.7%

100.0%

Top Countries

United Kingdom	19.4%
United States	9.5%
Japan	8.4%
Switzerland	8.2%
Germany	5.2%
Australia	4.4%
Canada	4.1%
France	3.6%
Hong Kong	3.3%
Netherlands	3.0%
Other Countries	30.9%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 89.9%

	Shares	Market Value

AUSTRALIA 4.4% (a)
Biotechnology 1.1%
CSL Ltd.	139,341	$3,601,930

Chemicals 0.4%
Incitec Pivot Ltd.	429,200	816,606
Nufarm Ltd.	62,349	459,810

		1,276,416

Health Care Equipment & Supplies 1.0%
Cochlear Ltd.	73,927	3,430,694

Insurance 0.3%
QBE Insurance Group Ltd.	60,722	971,435

Metals & Mining 1.5%
BHP Billiton Ltd.	174,867	4,789,442
OZ Minerals Ltd.	296,900	217,607

		5,007,049

Oil, Gas & Consumable Fuels 0.1%
Arrow Energy Ltd.*	137,100	389,300
Centennial Coal Co. Ltd.	82,300	161,589

		550,889

		14,838,413

AUSTRIA 0.1% (a)
Machinery 0.1%
Andritz AG	11,100	468,020

BELGIUM 2.3% (a)
Beverages 2.1%
Anheuser-Busch Inbev NV	196,458	7,122,685

Electrical Equipment 0.1%
Bekaert SA	5,000	514,685

Food & Staples Retailing 0.1%
Colruyt SA	1,000	228,427

		7,865,797

BERMUDA 0.6% (a)
Energy Equipment & Services 0.6%
Seadrill Ltd.	150,200	2,163,943

BRAZIL 1.8%
Diversified Financial Services 0.6%
BM&F Bovespa SA	343,000	2,048,336

Diversified Telecommunication Services 0.1%
Global Village Telecom Holding SA*	31,200	518,036

Metals & Mining 0.1%
MMX Mineracao e Metalicos SA*	75,700	243,034

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA ADR	76,361	2,547,403

Paper & Forest Products 0.2%
Aracruz Celulose SA ADR*	45,452	674,508

		6,031,317

CANADA 4.1%
Energy Equipment & Services 0.4%
Ensign Energy Services, Inc.	10,200	149,110
Precision Drilling Trust	234,028	1,142,057

		1,291,167

Engineering & Construction 0.1%
SNC-Lavalin Group, Inc.	11,560	425,957

Metals & Mining 0.7%
Agnico-Eagle Mines Ltd.	9,300	489,992
Eldorado Gold Corp.*	23,500	211,781
First Quantum Minerals Ltd.	29,400	1,422,091

		2,123,864

Oil, Gas & Consumable Fuels 2.1%
Canadian Natural Resources Ltd.	42,513	2,236,968
EnCana Corp.	38,887	1,928,466
Suncor Energy, Inc.	99,178	3,016,533

		7,181,967

Paper & Forest Products 0.1%
Sino-Forest Corp.*	29,100	310,293

Road & Rail 0.6%
Canadian National Railway Co.	48,424	2,080,787

Textiles, Apparel & Luxury Goods 0.1%
Gildan Activewear, Inc.*	22,000	325,600

		13,739,635

CHINA 1.4%
Automobiles 0.2% (a)
Dongfeng Motor Corp.	762,000	639,157

Communications Equipment 0.2% (a)
Foxconn International Holdings Ltd.*	984,000	639,774

Electrical Equipment 0.3%
China High Speed Transmission Equipment Group Co. Ltd.(a)	167,000	331,089
Suntech Power Holdings Co. Ltd. ADR*	37,800	675,108

		1,006,197

Real Estate Management & Development 0.4% (a)
Guangzhou R&F Properties Co. Ltd.	190,800	424,502
Sino-Ocean Land Holdings Ltd.	755,500	857,909

		1,282,411

Software 0.3%
Shanda Interactive Entertainment Ltd. ADR*	21,000	1,098,090

		4,665,629

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

CHINA (continued)
Software (continued)
DENMARK 1.7% (a)
Construction & Engineering 0.2%
FLSmidth & Co. AS*	17,900	$636,596

Pharmaceuticals 1.5%
Novo Nordisk AS, Class B	90,573	4,933,777

		5,570,373

FINLAND 0.6% (a)
Communications Equipment 0.5%
Nokia OYJ	108,991	1,596,231

Machinery 0.1%
Kone OYJ, Class B	14,200	435,999

		2,032,230

FRANCE 3.6% (a)
Commercial Banks 0.9%
BNP Paribas	48,878	3,187,106

Diversified Telecommunication Services 0.1%
Iliad SA	1,700	165,305

Food Products 0.4%
Danone	28,766	1,426,200

Information Technology Services 0.3%
Cap Gemini SA	30,253	1,119,526

Insurance 0.3%
AXA SA	55,734	1,054,758

Media 0.2%
Publicis Groupe	22,500	688,755

Oil, Gas & Consumable Fuels 1.4%
Total SA	85,229	4,618,957

		12,260,607

GERMANY 5.2% (a)
Chemicals 0.4%
Lanxess	14,400	356,385
Wacker Chemie AG	9,100	1,051,526

		1,407,911

Diversified Financial Services 0.4%
Deutsche Boerse AG	17,175	1,335,769

Electrical Equipment 0.1%
Solarworld AG	18,300	434,078

Internet Software & Services 0.2%
United Internet AG*	54,400	639,758

Pharmaceuticals 3.0%
Bayer AG	94,078	5,055,209
Merck KGaA	47,887	4,878,957

		9,934,166

Semiconductors & Semiconductor Equipment 0.2%
Aixtron AG	18,000	220,714
Infineon Technologies AG*	133,300	475,899

		696,613

Textiles, Apparel & Luxury Goods 0.9%
Puma AG Rudolf Dassler Sport	13,950	3,071,530

		17,519,825

GREECE 0.7% (a)
Commercial Banks 0.2%
Piraeus Bank SA*	77,608	772,583

Electric Utility 0.1%
Public Power Corp. SA*	15,600	321,852

Hotels, Restaurants & Leisure 0.4%
OPAP SA	52,460	1,398,696

		2,493,131

HONG KONG 3.3%
Commercial Banks 0.2% (a)
Wing Hang Bank Ltd.	78,000	680,883

Distributors 0.6% (a)
Li & Fung Ltd.	720,000	1,922,482

Diversified Financial Services 0.2% (a)
China Everbright Ltd.	292,000	713,541

Hotels, Restaurants & Leisure 0.3%
Melco Crown Entertainment Ltd. ADR*	221,559	997,016

Industrial Conglomerate 1.2% (a)
Hutchison Whampoa Ltd.	624,000	4,059,340

Paper & Forest Products 0.2% (a)
Nine Dragons Paper Holdings Ltd.*	1,035,000	678,181

Real Estate Investment Trusts 0.1% (a)
Link REIT (The)	155,500	330,496

Specialty Retail 0.5% (a)
Esprit Holdings Ltd.	338,200	1,879,042

		11,260,981

HUNGARY 0.2% (a)
Commercial Banks 0.2%
OTP Bank PLC*	38,000	688,058

INDIA 2.3%
Electrical Equipment 0.8% (a)
Bharat Heavy Electricals Ltd.	54,765	2,513,971

Energy Equipment & Services 0.0% (a)
Aban Offshore Ltd.	26	484

Information Technology Services 1.4%
Infosys Technologies Ltd. ADR	130,360	4,794,641

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

INDIA (continued)

Real Estate Management & Development 0.1% (a)
Housing Development & Infrastructure Ltd.	87,300	$423,238

		7,732,334

INDONESIA 0.2% (a)
Oil, Gas & Consumable Fuels 0.2%
Bumi Resources Tbk PT	4,430,000	800,815

IRELAND 0.7% (a)
Construction Materials 0.5%
CRH PLC	74,762	1,718,156
CRH PLC (London Exchange)	81	1,855

		1,720,011

Professional Services 0.2%
Experian PLC	81,700	612,622

		2,332,633

ISRAEL 2.6%
Pharmaceuticals 2.6%
Teva Pharmaceutical Industries Ltd. ADR	174,929	8,630,997

ITALY 2.8% (a)
Aerospace & Defense 1.4%
Finmeccanica SpA	323,294	4,558,592

Oil, Gas & Consumable Fuels 1.4%
ENI SpA	203,554	4,827,178

		9,385,770

JAPAN 8.4% (a)
Auto Components 0.9%
Aisin Seiki Co. Ltd.	32,900	710,862
Denso Corp.	76,800	1,968,895
Sumitomo Rubber Industries, Inc.	47,500	381,930

		3,061,687

Automobiles 0.7%
Toyota Motor Corp.	60,300	2,280,742

Chemicals 0.3%
Mitsubishi Gas Chemical Co., Inc.	80,000	436,256
Nitto Denko Corp.	17,300	527,534

		963,790

Construction & Engineering 0.2%
JGC Corp.	33,000	531,247

Consumer Finance 0.6%
Credit Saison Co. Ltd.	44,600	565,826
ORIX Corp.	23,900	1,422,753

		1,988,579

Electronic Equipment & Instruments 2.8%
HOYA Corp.	132,700	2,658,647
Keyence Corp.	14,340	2,921,927
Nidec Corp.	56,400	3,433,567
Nippon Electric Glass Co. Ltd.	48,000	536,698

		9,550,839

Machinery 1.6%
Fanuc Ltd.	33,800	2,709,030
Japan Steel Works Ltd. (The)	67,000	825,837
NGK Insulators Ltd.	31,000	631,933
NSK Ltd.	112,000	567,050
Sumitomo Heavy Industries Ltd.	146,000	649,595

		5,383,445

Metals & Mining 0.3%
Mitsubishi Materials Corp.	125,000	389,233
Tokyo Steel Manufacturing Co. Ltd.	56,700	690,272

		1,079,505

Pharmaceuticals 0.2%
Shionogi & Co. Ltd.	43,000	830,933

Semiconductors & Semiconductor Equipment 0.1%
Shinko Electric Industries Co. Ltd.	29,300	362,104

Software 0.1%
Trend Micro, Inc.	9,000	287,429

Specialty Retail 0.2%
Yamada Denki Co. Ltd.	8,700	506,230

Trading Companies & Distributors 0.4%
Marubeni Corp.	239,000	1,057,211
Toyota Tsusho Corp.	23,600	349,586

		1,406,797

		28,233,327

LUXEMBOURG 0.2%
Wireless Telecommunication Services 0.2%
Millicom International Cellular SA*	9,900	556,974

MEXICO 2.5%
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CVA	37,500	143,108

Media 0.9%
Grupo Televisa SA ADR	182,528	3,102,976

Wireless Telecommunication Services 1.5%
America Movil SAB de CV, Series L ADR	134,017	5,189,138

		8,435,222

NETHERLANDS 3.0% (a)
Air Freight & Logistics 0.6%
TNT NV	114,268	2,233,222

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

NETHERLANDS (continued)

Beverages 0.7%
Heineken Holding NV	70,069	$2,238,533

Diversified Telecommunication Services 1.1%
Koninklijke KPN NV	273,572	3,774,260

Energy Equipment & Services 0.1%
Fugro NV CVA	6,700	278,990

Life Sciences Tools & Services 0.1%
QIAGEN NV*	14,700	272,341

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	28,800	624,171

Transportation 0.2%
Koninklijke Vopak NV	12,100	606,089

		10,027,606

NORWAY 0.3% (a)
Energy Equipment & Services 0.3%
Petroleum Geo-Services ASA*	159,529	995,157

PHILIPPINES 1.3% (a)
Wireless Telecommunication Services 1.3%
Philippine Long Distance Telephone Co.	89,980	4,462,188

REPUBLIC OF KOREA 0.2% (a)
Automobiles 0.1%
Kia Motors Corp.*	43,100	423,478

Internet Software & Services 0.1%
NHN Corp.*	2,600	358,436

		781,914

RUSSIAN FEDERATION 0.1%
Metals & Mining 0.1%
Mechel ADR	41,800	349,030

SINGAPORE 3.0% (a)
Aerospace & Defense 0.7%
Singapore Technologies Engineering Ltd.	1,345,000	2,266,784

Commercial Banks 1.2%
United Overseas Bank Ltd.	405,000	4,087,616

Industrial Conglomerate 1.1%
Keppel Corp. Ltd.	766,000	3,631,686

		9,986,086

SPAIN 1.8% (a)
Construction & Engineering 0.1%
Abengoa SA	20,400	453,287

Diversified Telecommunication Services 1.4%
Telefonica SA	212,628	4,828,171

Independent Power Producers & Energy Traders 0.3%
EDP Renovaveis SA*	77,300	792,928

		6,074,386

SWEDEN 0.4% (a)
Building Products 0.1%
Assa Abloy AB, Class B	28,200	394,538

Media 0.2%
Modern Times Group AB, B Shares	16,000	446,116

Tobacco 0.1%
Swedish Match AB	24,800	404,242

		1,244,896

SWITZERLAND 8.2% (a)
Biotechnology 0.1%
Actelion Ltd.*	7,500	393,197

Building Products 0.2%
Geberit AG	5,400	665,484

Chemicals 1.4%
Syngenta AG	20,827	4,846,848

Food Products 2.0%
Nestle SA	183,363	6,925,095

Health Care Equipment & Supplies 1.3%
Sonova Holding AG	51,906	4,227,530

Life Sciences Tools & Services 0.5%
Lonza Group AG	16,809	1,672,506

Pharmaceuticals 2.3%
Roche Holding AG	55,952	7,625,339

Professional Services 0.2%
Adecco SA	19,500	815,233

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV	79,400	598,487

		27,769,719

TAIWAN 1.9%
Computers & Peripherals 0.4% (a)
Acer, Inc.	116,000	200,842
Catcher Technology Co. Ltd.*	139,000	329,262
Wistron Corp.	534,000	881,835

		1,411,939

Construction Materials 0.1% (a)
Asia Cement Corp.	197,000	208,974

Electronic Equipment & Instruments 0.4% (a)
Coretronic Corp.	364,000	364,478
Everlight Electronics Co. Ltd.*	257,000	652,643
Young Fast Optoelectronics Co. Ltd.	19,000	176,519

		1,193,640

8 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

TAIWAN (continued)

Semiconductors & Semiconductor Equipment 1.0%
Siliconware Precision Industries Co. ADR	40,000	$248,000
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	1,954,920	3,209,199

		3,457,199

		6,271,752

TURKEY 0.6% (a)
Commercial Banks 0.6%
Akbank TAS	388,047	1,721,516
Asya Katilim Bankasi AS*	282,100	386,842

		2,108,358

UNITED KINGDOM 19.4% (a)
Aerospace & Defense 0.8%
BAE Systems PLC	494,325	2,761,979

Capital Markets 0.5%
Ashmore Group PLC	91,900	286,692
Man Group PLC	340,100	1,558,802

		1,845,494

Chemicals 0.1%
Johnson Matthey PLC	9,800	186,075

Commercial Services & Supplies 0.3%
G4S PLC	101,600	349,898
Serco Group PLC	88,700	617,183

		967,081

Diversified Telecommunication Services 0.2%
Inmarsat PLC	62,200	559,406

Food & Staples Retailing 1.4%
Tesco PLC	818,857	4,781,449

Health Care Equipment & Supplies 0.4%
Smith & Nephew PLC	167,280	1,241,768

Hotels, Restaurants & Leisure 1.4%
Compass Group PLC	839,937	4,740,645

Household Products 1.6%
Reckitt Benckiser Group PLC	117,032	5,343,989

Independent Power Producers & Energy Traders 1.0%
International Power PLC	838,976	3,294,965

Insurance 0.3%
Aviva PLC	190,151	1,070,498

Machinery 0.3%
Invensys PLC	239,200	883,115

Media 2.1%
Informa PLC	554,922	1,996,861
Reed Elsevier PLC	391,113	2,921,533
WPP PLC	334,982	2,227,371

		7,145,765

Metals & Mining 0.4%
Vedanta Resources PLC	59,100	1,258,053

Multiline Retail 0.1%
Next PLC	19,000	460,285

Oil, Gas & Consumable Fuels 1.5%
BG Group PLC	185,785	3,128,198
Premier Oil PLC*	14,066	253,324
Tullow Oil PLC	110,300	1,708,126

		5,089,648

Pharmaceuticals 1.5%
Shire PLC	380,854	5,255,871

Professional Services 0.7%
Capita Group PLC (The)	206,770	2,437,695

Specialty Retail 0.4%
Carphone Warehouse Group PLC	515,300	1,342,451

Tobacco 2.9%
British American Tobacco PLC	113,960	3,145,406
Imperial Tobacco Group PLC	259,801	6,761,197

		9,906,603

Wireless Telecommunication Services 1.5%
Vodafone Group PLC	2,557,208	4,973,040

		65,545,875

Total Common Stocks (cost $328,131,755)		303,322,998

Rights 0.0%

BELGIUM 0.0%
Anheuser-Busch InBev NV, expiring 12/31/49*	47,171	199

Total Rights (cost $—)		199

Exchange Traded Funds 0.3%
UNITED STATES 0.3%

Equity Funds 0.3%
India Fund, Inc.	12,600	391,986
iShares MSCI Taiwan Index Fund	69,300	699,237

Total Exchange Traded Funds (cost $979,306)		1,091,223

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Mutual Fund 9.2%

	Shares	Market Value

Money Market Fund 9.2%
Fidelity Institutional Prime	31,138,177	$31,138,177

Total Mutual Funds (cost $31,138,177)		31,138,177

Total Investments (cost $360,249,238) (b) — 99.4%		335,552,597
Other assets in excess of liabilities — 0.6%		1,992,577

NET ASSETS — 100.0%		$337,545,174

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited partnership with shares

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT
Multi-Manager
International
Growth Fund

Assets:
Investments, at value (cost $360,249,238)	$335,552,597
Cash	198,174
Foreign currencies, at value (cost $1,529,597)	1,590,513
Interest and dividends receivable	761,088
Receivable for capital shares issued	513,906
Receivable for investments sold	903,279
Unrealized appreciation on spot contracts	740
Reclaims receivable	355,498
Prepaid expenses and other assets	4,814

Total Assets	339,880,609

Liabilities:
Payable for investments purchased	1,935,241
Payable for capital shares redeemed	6,476
Unrealized depreciation on spot contracts	7,142
Accrued expenses and other payables:
Investment advisory fees	235,815
Fund administration fees	13,242
Distribution fees	48,162
Administrative services fees	30,884
Custodian fees	23,125
Trustee fees	847
Compliance program costs (Note 3)	5,827
Professional fees	11,944
Printing fees	7,461
Other	9,269

Total Liabilities	2,335,435

Net Assets	$337,545,174

Represented by:
Capital	$427,284,618
Accumulated undistributed net investment income	1,041,036
Accumulated net realized losses from investment and foreign currency transactions	(66,174,133)
Net unrealized appreciation/(depreciation) from investments	(24,696,641)
Net unrealized appreciation/(depreciation) from spot contracts	(6,402)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	96,696

Net Assets	$337,545,174

Net Assets:
Class I Shares	$7,069
Class II Shares	7,046
Class III Shares	9,883,842
Class VI Shares	232,278,223
Class Y Shares	95,368,994

Total	$337,545,174

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager
International
Growth Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,011
Class II Shares	1,009
Class III Shares	1,415,477
Class VI Shares	33,309,462
Class Y Shares	13,648,290

Total	48,375,249

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.99
Class II Shares	$6.98
Class III Shares	$6.98
Class VI Shares	$6.97
Class Y Shares	$6.99

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT
Multi-Manager
International
Growth Fund

INVESTMENT INCOME:
Dividend income	$5,498,867
Foreign tax withholding	(479,850)

Total Income	5,019,017

EXPENSES:
Investment advisory fees	1,207,657
Fund administration fees	69,391
Distribution fees Class II Shares	8
Distribution fees Class VI Shares	259,548
Administrative services fees Class III Shares	6,720
Administrative services fees Class VI Shares	156,126
Custodian fees	31,310
Trustee fees	5,967
Compliance program costs (Note 3)	2,037
Professional fees	26,228
Printing fees	19,962
Other	22,988

Total expenses before earnings credit and expenses reimbursed	1,807,942
Earnings credit (Note 5)	(221)
Expenses reimbursed by Adviser	(17,074)

Net Expenses	1,790,647

NET INVESTMENT INCOME	3,228,370

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(24,512,180)
Net realized losses from foreign currency transactions	(353,574)

Net realized losses from investment and foreign currency transactions	(24,865,754)

Net change in unrealized appreciation/(depreciation) from investments	52,692,659
Net change in unrealized appreciation/(depreciation) from spot contracts	(6,402)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	110,725

Net change in unrealized appreciation/(depreciation) from investments, spot contracts, and translation of assets and liabilities denominated in foreign currencies	52,796,982

Net realized/unrealized gains from investments, spot contracts, and translation of assets and liabilities denominated in foreign currencies	27,931,228

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$31,159,598

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$3,228,370	$1,817,895
Net realized losses from investment and foreign currency transactions	(24,865,754)	(42,594,663)
Net change in unrealized appreciation/(depreciation) from investments, spot contracts, and translation of assets and liabilities denominated in foreign currencies	52,796,982	(77,403,329)

Change in net assets resulting from operations	31,159,598	(118,180,097)

Distributions to Shareholders From:
Net investment income:
Class I	(65)	(8)
Class II	(57)	–
Class III	(84,559)	(9,262)
Class VI	(1,753,291)	–
Class Y	(809,117)	(62,617)

Change in net assets from shareholder distributions	(2,647,089)	(71,887)

Change in net assets from capital transactions	48,854,650	378,429,999

Change in net assets	77,367,159	260,178,015

Net Assets:
Beginning of period	260,178,015	–

End of period	$337,545,174	$260,178,015

Accumulated undistributed net investment income at end of period	$1,041,036	$459,755

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$–	$10,001
Dividends reinvested	65	8
Cost of shares redeemed	–	–

Total Class I	65	10,009

Class II Shares
Proceeds from shares issued	–	10,001
Dividends reinvested	57	–
Cost of shares redeemed	–	–

Total Class II	57	10,001

Class III Shares
Proceeds from shares issued	1,177,763	15,298,445
Dividends reinvested	84,559	9,262
Cost of shares redeemed (b)	(1,288,825)	(1,484,645)

Total Class III	(26,503)	13,823,062

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fee — See Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

	NVIT Multi-Manager International Growth Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$16,110,788	$317,767,425
Dividends reinvested	1,753,291	–
Cost of shares redeemed (b)	(8,675,134)	(11,659,978)

Total Class VI	9,188,945	306,107,447

Class Y Shares
Proceeds from shares issued	45,590,656	63,744,255
Dividends reinvested	809,117	62,617
Cost of shares redeemed	(6,707,687)	(5,327,392)

Total Class Y	39,692,086	58,479,480

Change in net assets from capital transactions	$48,854,650	$378,429,999

SHARE TRANSACTIONS:
Class I Shares
Issued	–	1,000
Reinvested	10	1
Redeemed	–	–

Total Class I Shares	10	1,001

Class II Shares
Issued	–	1,000
Reinvested	9	–
Redeemed	–	–

Total Class II Shares	9	1,000

Class III Shares
Issued	186,204	1,624,351
Reinvested	13,005	1,492
Redeemed	(212,644)	(196,931)

Total Class III Shares	(13,435)	1,428,912

Class VI Shares
Issued	2,602,264	33,397,073
Reinvested	269,833	–
Redeemed	(1,410,729)	(1,548,979)

Total Class VI Shares	1,461,368	31,848,094

Class Y Shares
Issued	7,272,378	7,775,727
Reinvested	123,445	10,083
Redeemed	(962,935)	(570,408)

Total Class Y Shares	6,432,888	7,215,402

Total change in shares	7,880,840	40,494,409

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fee — See Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	Fees	of Period	Return (a)	Period (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (c)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$6.44	0.06	0.55	0.61	(0.06)	(0.06)	–	$6.99	9.96%	$7,069	0.96%	2.00%	0.99%	37.02%
Period Ended December 31, 2008 (f)	$10.00	0.17	(3.72)	(3.55)	(0.01)	(0.01)	–	$6.44	(35.51%)	$6,445	0.96%	2.51%	1.22%	66.42%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$6.43	0.05	0.56	0.61	(0.06)	(0.06)	–	$6.98	9.85%	$7,046	1.21%	1.75%	1.21%	37.02%
Period Ended December 31, 2008 (f)	$10.00	0.15	(3.72)	(3.57)	–	–	–	$6.43	(35.70%)	$6,433	1.20%	2.25%	1.46%	66.42%

Class III Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$6.43	0.07	0.54	0.61	(0.06)	(0.06)	–	$6.98	9.90%	$9,883,842	1.11%	2.29%	1.12%	37.02%
Period Ended December 31, 2008 (f)	$10.00	0.09	(3.65)	(3.56)	(0.01)	(0.01)	–	$6.43	(35.63%)	$9,188,216	1.11%	1.44%	1.14%	66.42%

Class VI Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$6.42	0.07	0.53	0.60	(0.05)	(0.05)	–	$6.97	9.79%	$232,278,223	1.36%	2.08%	1.37%	37.02%
Period Ended December 31, 2008 (f)	$10.00	0.07	(3.65)	(3.58)	–	–	–	$6.42	(35.80%)	$204,547,667	1.36%	1.18%	1.39%	66.42%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)(e)	$6.43	0.09	0.53	0.62	(0.06)	(0.06)	–	$6.99	10.12%	$95,368,994	0.96%	2.84%	0.97%	37.02%
Period Ended December 31, 2008 (f)	$10.00	0.11	(3.67)	(3.56)	(0.01)	(0.01)	–	$6.43	(35.60%)	$46,429,254	0.96%	1.85%	1.10%	66.42%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

18 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Common Stock	$45,556,029	$257,766,969	$—	$303,322,998

Rights	—	199	—	199

Exchange Trades Funds	1,091,223	—	—	1,091,223

Mutual Funds	—	31,138,177	—	31,138,177

Total	$46,647,252	$288,905,345	$—	$335,552,597

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares

20 Semiannual Report 2009

participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- Invesco Aim Capital Management, Inc.

- American Century Global Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.85%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $657,607 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.96% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$61,278	$17,074

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2009, NFS received $158,630 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $2,037.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf

22 Semiannual Report 2009

of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $909 and $2468, respectively, from Class III and Class VI.

For the period ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,388 and $22,154, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $146,111,421 and sales of $93,435,471 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$365,024,097	$16,389,637	$(45,861,137)	$(29,471,500)

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

24 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

2009 Semiannual Report 25

Supplemental Information (Continued)
(Unaudited)

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and the Fund’s sub-advisers (i. e., American Century Global Investment Management, Inc. and Invesco AIM Capital Management, Inc.), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three-and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the first quintile of its peer group, and that the Fund outperformed its benchmark, the MSCI EAFE Index. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and above the median of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

26 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]

Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]

Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

28 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]

Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2009

NVIT Multi-Manager Large Cap Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Multi-Manager Large Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Multi-Manager Large Cap Growth Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,068.70	4.62	0.90
	Hypothetical	[b]	1,000.00	1,020.19	4.52	0.90

Class II	Actual		1,000.00	1,067.70	5.90	1.15
	Hypothetical	[b]	1,000.00	1,018.95	5.77	1.15

Class Y	Actual		1,000.00	1,070.70	3.85	0.75
	Hypothetical	[b]	1,000.00	1,020.94	3.77	0.75

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	96.6%
Repurchase Agreements	4.0%
Liabilities in excess of other assets	(0	.6)%

	100.0%

Top Industries

Computers & Peripherals	9.9%
Software	8.0%
Semiconductors & Semiconductor Equipment	4.8%
Oil, Gas & Consumable Fuels	4.8%
Biotechnology	4.6%
Communications Equipment	4.5%
Pharmaceuticals	4.3%
Energy Equipment & Services	3.8%
Food & Staples Retailing	3.8%
Capital Markets	3.1%
Other Industries*	48.4%

100.0%

Top Holdings

Microsoft Corp.	4.6%
Apple, Inc.	3.3%
International Business Machines Corp.	2.8%
Gilead Sciences, Inc.	2.6%
QUALCOMM, Inc.	2.4%
Intel Corp.	2.3%
Google, Inc., Class A	2.3%
Hewlett-Packard Co.	2.3%
Oracle Corp.	2.1%
Cisco Systems, Inc.	2.0%
Other Holdings*	73.3%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 96.6%

	Shares	Market Value

Aerospace & Defense 3.0%
Boeing Co.	11,898	$505,665
L-3 Communications Holdings, Inc.	712	49,398
Lockheed Martin Corp.	20,638	1,664,455
Northrop Grumman Corp.	9,251	422,586
Rockwell Collins, Inc.	4,974	207,565
United Technologies Corp.	48,377	2,513,669

		5,363,338

Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	5,686	296,525
Expeditors International of Washington, Inc.	7,606	253,584
FedEx Corp.	3,645	202,735
United Parcel Service, Inc., Class B	29,020	1,450,710

		2,203,554

Auto Components 0.3%
BorgWarner, Inc.	3,764	128,465
Johnson Controls, Inc.	16,268	353,341
TRW Automotive Holdings Corp.*	6,420	72,546

		554,352

Automobiles 0.9%
Ford Motor Co.*	279,530	1,696,747

Beverages 2.3%
Coca-Cola Co. (The)	30,229	1,450,690
Coca-Cola Enterprises, Inc.	4,569	76,074
Hansen Natural Corp.*	13,881	427,812
PepsiCo, Inc.	39,248	2,157,070

		4,111,646

Biotechnology 4.6%
Amgen, Inc.*	31,635	1,674,757
Biogen Idec, Inc.*	13,809	623,476
Celgene Corp.*	15,478	740,468
Genzyme Corp.*	8,580	477,649
Gilead Sciences, Inc.*	101,299	4,744,845

		8,261,195

Capital Markets 3.1%
BlackRock, Inc.	832	145,950
Eaton Vance Corp.	7,719	206,483
Federated Investors, Inc., Class B	5,812	140,011
Franklin Resources, Inc.	2,265	163,103
Goldman Sachs Group, Inc. (The)	9,216	1,358,807
Invesco Ltd.	68,410	1,219,066
Morgan Stanley	42,972	1,225,132
Northern Trust Corp.	9,042	485,375
SEI Investments Co.	5,133	92,599
T. Rowe Price Group, Inc.	11,605	483,580
Waddell & Reed Financial, Inc., Class A	3,822	100,786

		5,620,892

Chemicals 1.6%
CF Industries Holdings, Inc.	795	58,941
Eastman Chemical Co.	3,944	149,478
Huntsman Corp.	5,273	26,523
Monsanto Co.	12,850	955,269
Praxair, Inc.	24,083	1,711,579

		2,901,790

Commercial Banks 0.0%
Wells Fargo & Co.	2,987	72,465

Communications Equipment 4.5%
ADC Telecommunications, Inc.*	4,342	34,562
Ciena Corp.*	2,719	28,142
Cisco Systems, Inc.*	194,954	3,633,943
QUALCOMM, Inc.	94,700	4,280,440
Tellabs, Inc.*	28,918	165,700

		8,142,787

Computers & Peripherals 9.9%
Apple, Inc.*	42,251	6,017,810
Dell, Inc.*	34,997	480,509
EMC Corp.*	103,310	1,353,361
Hewlett-Packard Co.	105,995	4,096,707
International Business Machines Corp.	48,509	5,065,310
NetApp, Inc.*	17,274	340,643
Seagate Technology	20,476	214,179
Sun Microsystems, Inc.*	2,875	26,507
Teradata Corp.*	1,599	37,465
Western Digital Corp.*	9,244	244,966

		17,877,457

Construction & Engineering 0.9%
Fluor Corp.	26,620	1,365,340
Jacobs Engineering Group, Inc.*	1,289	54,254
KBR, Inc.	1,276	23,529
URS Corp.*	1,526	75,568

		1,518,691

Containers & Packaging 0.1%
Ball Corp.	3,440	155,350

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	2,043	145,298

Diversified Financial Services 2.1%
Bank of America Corp.	153,990	2,032,668
Citigroup, Inc.	38,627	114,722

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Diversified Financial Services (continued)

CME Group, Inc.	1,944	$604,798
JPMorgan Chase & Co.	27,739	946,177

		3,698,365

Diversified Telecommunication Services 0.1%
Embarq Corp.	5,890	247,733

Electric Utilities 0.2%
Duke Energy Corp.	7,428	108,374
Exelon Corp.	6,041	309,360

		417,734

Electrical Equipment 1.1%
Emerson Electric Co.	34,023	1,102,345
First Solar, Inc.*	5,060	820,327
Rockwell Automation, Inc.	1,192	38,287

		1,960,959

Electronic Equipment & Instruments 1.1%
Arrow Electronics, Inc.*	7,052	149,784
Avnet, Inc.*	8,059	169,481
Ingram Micro, Inc., Class A*	18,745	328,037
Tech Data Corp.*	1,098	35,916
Tyco Electronics Ltd.	65,730	1,221,921

		1,905,139

Energy Equipment & Services 3.8%
Exterran Holdings, Inc.*	12,408	199,024
National Oilwell Varco, Inc.*	20,272	662,084
Noble Corp.	36,158	1,093,780
Patterson-UTI Energy, Inc.	28,678	368,799
Schlumberger Ltd.	22,745	1,230,732
Transocean Ltd.*	27,470	2,040,746
Unit Corp.*	2,897	79,870
Weatherford International Ltd.*	59,480	1,163,429

		6,838,464

Food & Staples Retailing 3.8%
Costco Wholesale Corp.	392	17,914
CVS Caremark Corp.	77,080	2,456,540
Wal-Mart Stores, Inc.	63,786	3,089,794
Walgreen Co.	40,396	1,187,642

		6,751,890

Food Products 1.0%
Archer-Daniels-Midland Co.	13,759	368,328
Bunge Ltd.	2,452	147,733
Campbell Soup Co.	2,119	62,341
General Mills, Inc.	16,824	942,481
Hormel Foods Corp.	2,256	77,922
Smithfield Foods, Inc.*	7,632	106,619
Tyson Foods, Inc., Class A	2,452	30,920

		1,736,344

Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	17,323	917,426
Beckman Coulter, Inc.	1,871	106,909
Becton, Dickinson & Co.	9,284	662,042
Boston Scientific Corp.*	6,339	64,277
Covidien PLC	16,842	630,565
Gen-Probe, Inc.*	571	24,542
Hologic, Inc.*	7,448	105,985
Medtronic, Inc.	5,460	190,499
St. Jude Medical, Inc.*	53,297	2,190,507
Stryker Corp.	13,223	525,482
Zimmer Holdings, Inc.*	3,320	141,432

		5,559,666

Health Care Providers & Services 1.0%
Aetna, Inc.	39,893	999,319
Coventry Health Care, Inc.*	17,656	330,344
Humana, Inc.*	5,520	178,075
McKesson Corp.	903	39,732
Medco Health Solutions, Inc.*	5,277	240,684
WellCare Health Plans, Inc.*	1,777	32,857

		1,821,011

Health Care Technology 0.0%
Cerner Corp.*	707	44,039

Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp.*	2,014	17,119
Carnival Corp.	11,240	289,655
Choice Hotels International, Inc.	2,795	74,375
Marriott International, Inc., Class A	19,986	441,084
Panera Bread Co., Class A*	1,586	79,078
Penn National Gaming, Inc.*	1,766	51,408
Wyndham Worldwide Corp.	7,476	90,609
Yum! Brands, Inc.	58,212	1,940,788

		2,984,116

Household Durables 0.1%
Harman International Industries, Inc.	11,663	219,264

Household Products 1.8%
Colgate-Palmolive Co.	19,783	1,399,450

Procter & Gamble Co. (The)	36,054	1,842,359

		3,241,809

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc., Class A*	36,831	83,606
Mirant Corp.*	4,712	74,167

		157,773

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Industrial Conglomerates 0.9%
3M Co.	397	$23,860
Tyco International Ltd.	57,770	1,500,864

		1,524,724

Information Technology Services 1.9%
Accenture Ltd., Class A	52,366	1,752,166
Genpact Ltd.*	2,817	33,100
MasterCard, Inc., Class A	4,950	828,185
NeuStar, Inc., Class A*	5,894	130,611
Visa, Inc., Class A	11,977	745,688

		3,489,750

Insurance 0.1%
Aflac, Inc.	3,169	98,524
Prudential Financial, Inc.	823	30,632
Unum Group	4,530	71,846

		201,002

Internet & Catalog Retail 1.6%
Amazon.com, Inc.*	33,170	2,775,002
HSN, Inc.*	2,420	25,580
Liberty Media Corp. — Interactive, Series A*	12,123	60,736

		2,861,318

Internet Software & Services 2.6%
eBay, Inc.*	20,791	356,150
Google, Inc., Class A*	9,726	4,100,384
VeriSign, Inc.*	11,728	216,734

		4,673,268

Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A*	705	53,214
PerkinElmer, Inc.	1,036	18,026
Thermo Fisher Scientific, Inc.*	35,842	1,461,278

		1,532,518

Machinery 1.2%
AGCO Corp.*	6,201	180,263
Caterpillar, Inc.	1,115	36,840
Cummins, Inc.	23,025	810,710
Danaher Corp.	16,302	1,006,485
Toro Co.	6,734	201,347

		2,235,645

Media 2.4%
Comcast Corp., Class A	11,620	168,374
Comcast Corp., Special Class A	1,852	26,113
DIRECTV Group, Inc. (The)*	61,850	1,528,313
Discovery Communications, Inc., Class A*	2,684	60,524
DISH Network Corp., Class A*	1,855	30,070
News Corp., Class A	14,372	130,929
News Corp., Class B	8,111	85,733
Scripps Networks Interactive, Inc., Class A	6,889	191,721
Time Warner, Inc.	86,000	2,166,340

		4,388,117

Metals & Mining 2.4%
Allegheny Technologies, Inc.	3,033	105,943
Commercial Metals Co.	2,806	44,980
Freeport-McMoRan Copper & Gold, Inc.	20,046	1,004,505
Nucor Corp.	46,010	2,044,224
Reliance Steel & Aluminum Co.	7,825	300,402
Schnitzer Steel Industries, Inc., Class A	4,221	223,122
United States Steel Corp.	16,644	594,857

		4,318,033

Multiline Retail 0.6%
Big Lots, Inc.*	6,733	141,595
Dollar Tree, Inc.*	10,424	438,850
Family Dollar Stores, Inc.	16,748	473,969

		1,054,414

Oil, Gas & Consumable Fuels 4.8%
Alpha Natural Resources, Inc.*	7,542	198,128
Canadian Natural Resources Ltd.	17,281	907,080
Cimarex Energy Co.	6,091	172,619
ConocoPhillips	1,588	66,791
Devon Energy Corp.	8,892	484,614
Exxon Mobil Corp.	8,021	560,748
Frontier Oil Corp.	6,893	90,367
Noble Energy, Inc.	25,320	1,493,120
Occidental Petroleum Corp.	19,238	1,266,053
Petroleo Brasileiro SA ADR — BR	15,952	653,713
Range Resources Corp.	12,834	531,456
St. Mary Land & Exploration Co.	4,754	99,216
Suncor Energy, Inc.	62,930	1,909,296
Tesoro Corp.	3,437	43,753
Valero Energy Corp.	11,049	186,618

		8,663,572

Personal Products 0.0%
NBTY, Inc.*	1,557	43,783

Pharmaceuticals 4.3%
Abbott Laboratories	38,591	1,815,321
Allergan, Inc.	911	43,345
Bristol-Myers Squibb Co.	57,706	1,172,009
Eli Lilly & Co.	21,688	751,272
Forest Laboratories, Inc.*	7,194	180,641
Johnson & Johnson	17,912	1,017,402
Merck & Co., Inc.	5,361	149,894
Pfizer, Inc.	17,988	269,820

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Pharmaceuticals (continued)

Schering-Plough Corp.	3,156	$79,279
Teva Pharmaceutical Industries Ltd. ADR — IL	45,695	2,254,591

		7,733,574

Professional Services 0.2%
Manpower, Inc.	4,330	183,332
Robert Half International, Inc.	5,611	132,532

		315,864

Real Estate Investment Trusts 0.4%
Federal Realty Investment Trust	2,926	150,748
Plum Creek Timber Co., Inc.	2,757	82,103
Rayonier, Inc.	4,166	151,434
Simon Property Group, Inc.	5,569	286,414

		670,699

Road & Rail 0.4%
Union Pacific Corp.	13,431	699,218

Semiconductors & Semiconductor Equipment 4.8%
Broadcom Corp., Class A*	79,576	1,972,689
Cypress Semiconductor Corp.*	10,342	95,146
Integrated Device Technology, Inc.*	18,353	110,852
Intel Corp.	249,781	4,133,876
Intersil Corp., Class A	1,685	21,181
LSI Corp.*	16,738	76,325
Taiwan Semiconductor Manufacturing Co. Ltd. ADR — TW	105,930	996,801
Texas Instruments, Inc.	60,690	1,292,697

		8,699,567

Software 8.0%
Adobe Systems, Inc.*	43,884	1,241,917
Autodesk, Inc.*	5,712	108,414
Cadence Design Systems, Inc.*	3,190	18,821
Electronic Arts, Inc.*	3,286	71,372
Microsoft Corp.	350,280	8,326,155
Oracle Corp.	178,564	3,824,841
Symantec Corp.*	51,073	794,696

		14,386,216

Specialty Retail 1.8%
Aeropostale, Inc.*	6,082	208,430
Lowe’s Cos., Inc.	39,934	775,119
PetSmart, Inc.	16,426	352,502
Ross Stores, Inc.	11,597	447,644
Signet Jewelers Ltd.	1,172	24,401
Staples, Inc.	48,595	980,161
TJX Cos., Inc.	11,166	351,283

		3,139,540

Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp, Inc.	1,694	22,513

Tobacco 1.9%
Lorillard, Inc.	19,682	1,333,849
Philip Morris International, Inc.	47,195	2,058,646

		3,392,495

Wireless Telecommunication Services 1.9%
American Tower Corp., Class A*	95,415	3,008,435
NII Holdings, Inc.*	8,255	157,423
Sprint Nextel Corp.*	27,911	134,252
Telephone & Data Systems, Inc.	2,739	77,513

		3,377,623

Total Common Stocks (cost $164,904,331)		173,633,321

Repurchase Agreements 4.0%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $4,855,258, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $4,952,351	$4,855,246	4,855,246

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $2,376,941, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $2,424,477	2,376,938	2,376,938

Total Repurchase Agreements (cost $7,232,184)		7,232,184

Total Investments (cost $172,136,515) (a) — 100.6%		180,865,505

Liabilities in excess of other assets — (0.6)%		(1,035,545)

NET ASSETS — 100.0%		$179,829,960

8 Semiannual Report 2009

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

IL	Israel

Ltd	Limited

PLC	Public Limited Company

SA	Stock Company

TW	Taiwan

At June 30, 2009, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value	Unrealized
Number of	Long		Covered by	Appreciation/
Contracts	Contracts	Expiration	Contracts	(Depreciation)

36	S&P 500 EMINI Futures	09/18/09	$1,647,900	$11,466

			$1,647,900	$11,466

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Multi-Manager
Large Cap
Growth Fund

Assets:
Investments, at value (cost $164,904,331)	$173,633,321
Repurchase agreements, at value and cost	7,232,184

Total Investments	180,865,505

Interest and dividends receivable	143,642
Receivable for capital shares issued	944,493
Receivable for investments sold	5,996,919
Prepaid expenses and other assets	2,184

Total Assets	187,952,743

Liabilities:
Cash overdraft	342,451
Payable for investments purchased	7,646,563
Payable for variation margin on futures	5,351
Payable for capital shares redeemed	21
Accrued expenses and other payables:
Investment advisory fees	101,724
Fund administration fees	6,708
Distribution fees	328
Administrative services fees	266
Custodian fees	656
Trustee fees	101
Compliance program costs (Note 3)	2,034
Professional fees	5,070
Printing fees	11,510

Total Liabilities	8,122,783

Net Assets	$179,829,960

Represented by:
Capital	$195,153,041
Accumulated net investment loss	(3,025)
Accumulated net realized losses from investment and futures transactions	(24,060,512)
Net unrealized appreciation/(depreciation) from investments	8,728,990
Net unrealized appreciation/(depreciation) from futures (Note 2)	11,466

Net Assets	$179,829,960

Net Assets:
Class I Shares	$686,328
Class II Shares	1,645,350
Class Y Shares	177,498,282

Total	$179,829,960

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	95,539
Class II Shares	229,001
Class Y Shares	24,682,316

Total	25,006,856

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.18
Class II Shares	$7.18
Class Y Shares	$7.19

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Multi-Manager
Large Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$2,527
Dividend income	987,920

Total Income	990,447

EXPENSES:
Investment advisory fees	417,006
Fund administration fees	31,247
Distribution fees Class II Shares	1,395
Administrative services fees Class I Shares	281
Administrative services fees Class II Shares	842
Custodian fees	1,672
Trustee fees	2,311
Compliance program costs (Note 3)	892
Professional fees	10,328
Printing fees	11,902
Other	7,068

Total expenses before expenses earnings credit and expenses reimbursed	484,944
Earnings credit (Note 4)	(203)
Expenses reimbursed by Adviser	(998)

Net Expenses	483,743

NET INVESTMENT INCOME	506,704

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(11,246,106)
Net realized gains from futures transactions (Note 2)	275,810

Net realized losses from investment and futures transactions	(10,970,296)

Net change in unrealized appreciation/(depreciation) from investments	22,912,615
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(92,316)

Net change from unrealized appreciation/(depreciation) from investments and futures	22,820,299

Net realized/unrealized gains from investments and futures	11,850,003

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,356,707

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets

	NVIT Multi-Manager
	Large Cap Growth Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$506,704	$282,240
Net realized losses from investment and futures	(10,970,296)	(13,090,216)
Net change in unrealized appreciation/(depreciation) from investments and futures	22,820,299	(14,079,843)

Change in net assets resulting from operations	12,356,707	(26,887,819)

Distributions to Shareholders From:
Net investment income:
Class I	(1,325)	(380)
Class II	(2,898)	(1,055)
Class Y	(531,518)	(254,822)

Change in net assets from shareholder distributions	(535,741)	(256,257)

Change in net assets from capital transactions	74,518,853	120,634,217

Change in net assets	86,339,819	93,490,141

Net Assets:
Beginning of period	93,490,141	–

End of period	$179,829,960	$93,490,141

Accumulated undistributed net investment income (loss) at end of period	$(3,025)	$26,012

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$646,138	$429,920
Dividends reinvested	1,325	380
Cost of shares redeemed	(139,126)	(226,993)

Total Class I	508,337	203,307

Class II Shares
Proceeds from shares issued	1,075,561	905,350
Dividends reinvested	2,898	1,055
Cost of shares redeemed	(196,030)	(137,733)

Total Class II	882,429	768,672

Class Y Shares
Proceeds from shares issued	78,764,012	120,288,810
Dividends reinvested	531,518	254,821
Cost of shares redeemed	(6,167,443)	(881,393)

Total Class Y	73,128,087	119,662,238

Change in net assets from capital transactions	$74,518,853	$120,634,217

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

	NVIT Multi-Manager
	Large Cap Growth Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	95,999	47,017
Reinvested	194	51
Redeemed	(21,580)	(26,142)

Total Class I Shares	74,613	20,926

Class II Shares
Issued	160,986	112,423
Reinvested	430	151
Redeemed	(29,311)	(15,678)

Total Class II Shares	132,105	96,896

Class Y Shares
Issued	11,772,411	13,822,014
Reinvested	78,259	34,999
Redeemed	(915,364)	(110,003)

Total Class Y Shares	10,935,306	13,747,010

Total change in shares	11,142,024	13,864,832

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.74	0.02	0.44	0.46	(0.02)	(0.02)	$7.18	6.87%	$686,328	0.90%	0.66%	0.90%	74.65%
Period Ended December 31, 2008 (e)	$10.00	0.02	(3.26)	(3.24)	(0.02)	(0.02)	$6.74	(32.41%)	$140,989	0.89%	0.62%	0.98%	92.12%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.74	0.02	0.44	0.46	(0.02)	(0.02)	$7.18	6.77%	$1,645,350	1.15%	0.39%	1.15%	74.65%
Period Ended December 31, 2008 (e)	$10.00	0.02	(3.26)	(3.24)	(0.02)	(0.02)	$6.74	(32.45%)	$652,992	1.12%	0.44%	1.24%	92.12%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.74	0.03	0.45	0.48	(0.03)	(0.03)	$7.19	7.07%	$177,498,282	0.75%	0.79%	0.75%	74.65%
Period Ended December 31, 2008 (e)	$10.00	0.03	(3.26)	(3.23)	(0.03)	(0.03)	$6.74	(32.37%)	$92,696,160	0.75%	0.72%	0.86%	92.12%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

16 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Common Stocks	$173,633,321	$—	$—	$173,633,321

Futures	11,466	—	—	11,466

Repurchase Agreements	—	7,232,184	—	7,232,184

Total	$173,644,787	$7,232,184	$—	$180,876,971

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009

Derivatives not	Asset Derivatives		Liability Derivatives
accounted for as	Statement of Assets and		Statement of Assets and
hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts*	Net Assets — unrealized appreciation from futures	$11,466	Net Assets — unrealized depreciation from futures	$—

Total		$11,466		$—

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized

Derivatives not accounted for as hedging
instruments under FAS 133	Futures

Equity contracts	$275,810

Total	$275,810

Change in Unrealized Appreciation/(Depreciation) on

Derivatives not accounted for as hedging
instruments under FAS 133	Futures

Equity contracts	$(92,316)

Total	$(92,316)

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value

18 Semiannual Report 2009

equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- Goldman Sachs Asset Management, L.P.

- Neuberger Berman Management Inc.

- Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $171,103 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

20 Semiannual Report 2009

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$42,785	$998

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2009, NFS received $922 in Administrative Services fees from the Fund.

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $892.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $166,120,781 and sales of $92,094,121 (excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim

22 Semiannual Report 2009

and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$180,267,406	$11,606,645	$(11,008,546)	$598,099

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 23

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement. In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

24 Semiannual Report 2009

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and the Fund’s sub-advisers (i.e., Neuberger Berman Management LLC (“Neuberger Berman”), Wells Capital Management, Inc., and Goldman Sachs Asset Management, L.P.), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- month period ended September 30, 2008, the Fund’s performance for Class II shares was below the median and in the third quintile of its peer group, and that the Fund underperformed its benchmark, the Russell 1000 Growth Index. The Trustees also noted, however, that for the six-month period ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group and the Fund outperformed its benchmark. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the second quintile of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

B. Approval of New Subadvisory Agreement

Neuberger Berman Holdings LLC, the parent company of Neuberger Berman, was sold to Neuberger Berman Group LLC, a newly independent company (the “Transaction”). The Transaction constituted an “assignment” of Neuberger Berman’s subadvisory agreement with the Fund. As a result, the subadvisory agreement terminated automatically upon the completion of the Transaction. At a regular meeting of the Board on March 12, 2009, the Board, including the Independent Trustees, discussed and unanimously approved a new subadvisory agreement (the “New Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and Neuberger Berman. The Board reviewed and considered materials provided by Neuberger Berman in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

Neuberger Berman represented to the Board: (i) that there would be no material changes in the fees or terms of the prior subadvisory agreement and (ii) that key personnel, including portfolio management personnel, at Neuberger Berman are expected to remain in place following the closing of the Transaction. The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by Neuberger Berman and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the New Subadvisory Agreement and mutual fund industry norms.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman. The Board also reviewed comparative performance, based on data provided by Lipper Inc. The Board noted that given the relatively

2009 Semiannual Report 25

Supplemental Information (Continued)
(Unaudited)

short performance history of the Fund, information regarding the Fund’s performance may be less reliable than longer-term performance. However, the Board also noted that the performance record of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman, in combination with various other factors, supported a decision to approve the New Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the New Subadvisory Agreement, as Neuberger Berman’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Neuberger Berman were fair and reasonable.

The Board considered the factor of profitability to Neuberger Berman as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Neuberger Berman as a result of its relationship with the Fund.

The Board reviewed the terms of the New Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Neuberger Berman were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the New Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the New Subadvisory Agreement.

26 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

28 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior
Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2009

NVIT Multi-Manager Large Cap Value Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCV (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Multi-Manager Large Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Large Cap Value Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,042.80	4.61	0.91
	Hypothetical	[b]	1,000.00	1,020.14	4.57	0.91

Class II	Actual		1,000.00	1,042.00	5.87	1.16
	Hypothetical	[b]	1,000.00	1,018.91	5.82	1.16

Class Y	Actual		1,000.00	1,043.60	3.80	0.75
	Hypothetical	[b]	1,000.00	1,020.94	3.77	0.75

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Large Cap Value Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	98.0%
U.S. Government Agency & Obligations	0.3%
Repurchase Agreements	0.2%
Other assets in excess of liabilities	1.5%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	14.3%
Insurance	7.6%
Pharmaceuticals	6.1%
Diversified Financial Services	6.0%
Capital Markets	5.7%
Electric Utilities	5.7%
Media	5.1%
Health Care Providers & Services	3.2%
Aerospace & Defense	2.8%
Food Products	2.8%
Other Industries*	40.7%

100.0%

Top Holdings

Bank of America Corp.	3.1%
JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.7%
Entergy Corp.	2.3%
Comcast Corp., Class A	2.2%
AT&T, Inc.	2.0%
Johnson & Johnson	1.7%
Wyeth	1.6%
Devon Energy Corp.	1.5%
Wells Fargo & Co.	1.4%
Other Holdings*	78.7%

100.0%

Top Countries

United States	89.5%
Bermuda	2.2%
Netherlands	1.5%
Switzerland	1.2%
Canada	1.1%
France	0.7%
Japan	0.4%
Ireland	0.4%
United Kingdom	0.4%
Brazil	0.3%
Other Countries*	2.3%

100.0%

*	For purposes of listing top industries, top holdings, and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.0%

	Shares	Market Value

BERMUDA 2.2%
Insurance 2.2%
Allied World Assurance Co. Holdings Ltd.	3,300	$134,739
Everest Re Group Ltd.	34,161	2,444,903
PartnerRe Ltd.	24,027	1,560,553

		4,140,195

BRAZIL 0.3%
Food Products 0.2%
Perdigao SA ADR*	7,300	278,714

Metals & Mining 0.1%
Vale SA ADR	15,000	264,450

		543,164

CANADA 1.1%
Oil, Gas & Consumable Fuels 1.1%
Cameco Corp.	30,400	778,240
Canadian Natural Resources Ltd.	18,400	965,816
Talisman Energy, Inc.	23,800	340,102

		2,084,158

CAYMAN ISLANDS 0.2%
Computers & Peripherals 0.2%
Seagate Technology	33,000	345,180

FRANCE 0.7%
Oil, Gas & Consumable Fuels 0.7%
Total SA ADR	22,500	1,220,175

IRELAND 0.4%
Health Care Equipment & Supplies 0.4%
Covidien PLC	21,400	801,216

JAPAN 0.4% (a)
Tobacco 0.4%
Japan Tobacco, Inc.	257	803,464

NETHERLANDS 1.5%
Air Freight & Logistics 0.2% (a)
TNT NV	15,646	305,782

Energy Equipment & Services 0.1% (a)
SBM Offshore NV	10,713	183,941

Food Products 1.2%
Unilever NV	91,934	2,222,964

		2,712,687

SINGAPORE 0.2%
Electronic Equipment & Instruments 0.2%
Flextronics International Ltd.*	80,200	329,622

SWITZERLAND 1.2%
Energy Equipment & Services 0.4%
Transocean Ltd.*	9,595	712,813

Insurance 0.8%
ACE Ltd.	34,300	1,517,089

		2,229,902

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,100	302,061

UNITED KINGDOM 0.4% (a)
Containers & Packaging 0.4%
Rexam PLC	139,772	656,878

UNITED STATES 89.2%
Aerospace & Defense 2.8%
Alliant Techsystems, Inc.*	4,900	403,564
Boeing Co.	32,370	1,375,725
General Dynamics Corp.	14,100	780,999
Honeywell International, Inc.	36,271	1,138,909
Lockheed Martin Corp.	5,500	443,575
Northrop Grumman Corp.	13,800	630,384
Raytheon Co.	8,200	364,326

		5,137,482

Air Freight & Logistics 0.6%
FedEx Corp.	4,300	239,166
United Parcel Service, Inc., Class B	17,500	874,825

		1,113,991

Airline 0.5%
Delta Air Lines, Inc.*	147,100	851,709

Auto Components 0.5%
Johnson Controls, Inc.	42,386	920,624

Automobiles 0.2%
Ford Motor Co.*	53,721	326,086

Beverages 0.1%
Coca-Cola Enterprises, Inc.	7,100	118,215

Biotechnology 0.7%
Biogen Idec, Inc.*	29,945	1,352,017

Capital Markets 5.7%
Ameriprise Financial, Inc.	43,400	1,053,318
Bank of New York Mellon Corp. (The)	34,700	1,017,057
Franklin Resources, Inc.	27,728	1,996,693
Goldman Sachs Group, Inc. (The)	8,500	1,253,240
Invesco Ltd.	98,719	1,759,173
Morgan Stanley	36,693	1,046,117
State Street Corp.	28,574	1,348,693
TD Ameritrade Holding Corp.*	59,300	1,040,122

		10,514,413

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Chemicals 1.2%
Dow Chemical Co. (The)	86,010	$1,388,202
Eastman Chemical Co.	2,200	83,380
Mosaic Co. (The)	14,348	635,616

		2,107,198

Commercial Banks 2.0%
M&T Bank Corp.	7,749	394,657
Marshall & Ilsley Corp.	37,300	179,040
PNC Financial Services Group, Inc.	3,200	124,192
Regions Financial Corp.	33,200	134,128
U.S. Bancorp	14,900	267,008
Wells Fargo & Co.	106,373	2,580,609

		3,679,634

Commercial Services & Supplies 0.5%
RR Donnelley & Sons Co.	30,200	350,924
Waste Management, Inc.	21,773	613,128

		964,052

Communications Equipment 0.8%
Cisco Systems, Inc.*	76,900	1,433,416
JDS Uniphase Corp.*	4,700	26,884

		1,460,300

Computers & Peripherals 1.3%
EMC Corp.*	17,200	225,320
Hewlett-Packard Co.	47,342	1,829,768
Teradata Corp.*	1,000	23,430
Western Digital Corp.*	10,300	272,950

		2,351,468

Construction Materials 0.3%
Vulcan Materials Co.	11,600	499,960

Consumer Finance 0.4%
SLM Corp.*	74,360	763,677

Containers & Packaging 0.5%
Owens-Illinois, Inc.*	32,300	904,723

Diversified Financial Services 6.0%
Bank of America Corp.	432,624	5,710,637
Citigroup, Inc.	56,600	168,102
JPMorgan Chase & Co.	151,893	5,181,070

		11,059,809

Diversified Telecommunication Services 2.2%
AT&T, Inc.	147,596	3,666,285
Verizon Communications, Inc.	13,000	399,490

		4,065,775

Electric Utilities 5.7%
American Electric Power Co., Inc.	36,228	1,046,627
Edison International	18,100	569,426
Entergy Corp.	54,369	4,214,685
Exelon Corp.	44,300	2,268,603
FirstEnergy Corp.	36,178	1,401,897
Northeast Utilities	22,700	506,437
Progress Energy, Inc.	12,300	465,309

		10,472,984

Electrical Equipment 0.7%
Ametek, Inc.	12,100	418,418
Emerson Electric Co.	26,887	871,139

		1,289,557

Electronic Equipment & Instruments 2.2%
Arrow Electronics, Inc.*	53,700	1,140,588
Avnet, Inc.*	49,140	1,033,414
Corning, Inc.	97,350	1,563,441
Ingram Micro, Inc., Class A*	5,500	96,250
Jabil Circuit, Inc.	31,400	232,988

		4,066,681

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	14,550	530,202
Rowan Cos., Inc.	5,600	108,192
Schlumberger Ltd.	8,646	467,835
Weatherford International Ltd.*	94,671	1,851,765

		2,957,994

Food & Staples Retailing 1.6%
Kroger Co. (The)	31,900	703,395
SUPERVALU, Inc.	27,900	361,305
SYSCO Corp.	40,300	905,944
Wal-Mart Stores, Inc.	19,295	934,650

		2,905,294

Food Products 1.4%
Archer-Daniels-Midland Co.	26,700	714,759
Bunge Ltd.	18,800	1,132,700
General Mills, Inc.	12,673	709,941

		2,557,400

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	39,803	2,107,967
Beckman Coulter, Inc.	8,100	462,834
Becton, Dickinson & Co.	8,798	627,385
Medtronic, Inc.	22,900	798,981

		3,997,167

Health Care Providers & Services 3.2%
Aetna, Inc.	24,700	618,735
AmerisourceBergen Corp.	5,300	94,022
Cardinal Health, Inc.	12,900	394,095
CIGNA Corp.	29,400	708,246
Coventry Health Care, Inc.*	38,300	716,593
Laboratory Corp. of America Holdings*	4,439	300,920
UnitedHealth Group, Inc.	45,600	1,139,088
WellPoint, Inc.*	36,113	1,837,790

		5,809,489

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	2,300	$132,227
MGM Mirage*	22,400	143,136
Wyndham Worldwide Corp.	9,200	111,504

		386,867

Household Durables 0.2%
NVR, Inc.*	200	100,478
Toll Brothers, Inc.*	17,200	291,884

		392,362

Household Products 1.0%
Kimberly-Clark Corp.	9,200	482,356
Procter & Gamble Co. (The)	26,941	1,376,685

		1,859,041

Independent Power Producers & Energy Traders 0.4%
Mirant Corp.*	14,800	232,952
NRG Energy, Inc.*	16,200	420,552

		653,504

Industrial Conglomerate 0.7%
General Electric Co.	115,400	1,352,488

Information Technology Services 0.5%
Computer Sciences Corp.*	5,700	252,510
DST Systems, Inc.*	1,200	44,340
SAIC, Inc.*	4,700	87,185
Visa, Inc., Class A	8,902	554,239

		938,274

Insurance 4.6%
Aflac, Inc.	23,565	732,636
Allstate Corp. (The)	21,200	517,280
Assurant, Inc.	3,100	74,679
Fidelity National Financial, Inc., Class A	38,700	523,611
First American Corp.	9,000	233,190
Loews Corp.	23,500	643,900
Principal Financial Group, Inc.	16,400	308,976
Progressive Corp. (The)*	9,500	143,545
Prudential Financial, Inc.	33,160	1,234,215
Reinsurance Group of America, Inc.	28,000	977,480
Travelers Cos., Inc. (The)	50,874	2,087,869
Unum Group	64,400	1,021,384

		8,498,765

Internet Software & Services 0.2%
Google, Inc., Class A*	967	407,678

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.*	22,353	911,332

Machinery 1.3%
Deere & Co.	13,400	535,330
Dover Corp.	22,900	757,761
Gardner Denver, Inc.*	6,500	163,605
Joy Global, Inc.	3,700	132,164
Pentair, Inc.	17,800	456,036
Timken Co.	14,400	245,952

		2,290,848

Media 5.1%
Comcast Corp., Class A	285,981	4,143,865
DISH Network Corp., Class A*	75,388	1,222,039
Scripps Networks Interactive, Inc., Class A	4,300	119,669
Time Warner Cable, Inc.*	24,093	763,025
Time Warner, Inc.	64,866	1,633,975
Viacom, Inc., Class B*	40,278	914,311
Virgin Media, Inc.	54,800	512,380

		9,309,264

Metals & Mining 0.6%
Cliffs Natural Resources, Inc.	16,900	413,543
Freeport-McMoRan Copper & Gold, Inc.	13,301	666,513

		1,080,056

Multi-Utility 0.6%
Dominion Resources, Inc.	4,600	153,732
NiSource, Inc.	12,800	149,248
PG&E Corp.	16,712	642,409
Sempra Energy	4,600	228,298

		1,173,687

Multiline Retail 0.8%
J.C. Penney Co., Inc.	18,119	520,196
Macy’s, Inc.	26,400	310,464
Target Corp.	13,929	549,778

		1,380,438

Natural Gas Utility 0.1%
ONEOK, Inc.	6,000	176,940

Oil, Gas & Consumable Fuels 12.5%
Apache Corp.	6,600	476,190
Chevron Corp.	10,200	675,750
ConocoPhillips	29,400	1,236,564
CONSOL Energy, Inc.	18,000	611,280
Devon Energy Corp.	49,758	2,711,811
Encore Acquisition Co.*	9,000	277,650
EOG Resources, Inc.	20,877	1,417,966
EXCO Resources, Inc.*	8,400	108,528
Exxon Mobil Corp.	71,217	4,978,780
Forest Oil Corp.*	13,900	207,388
Hess Corp.	43,183	2,321,086
Marathon Oil Corp.	21,200	638,756
Murphy Oil Corp.	4,500	244,440
Newfield Exploration Co.*	31,850	1,040,540
Noble Energy, Inc.	18,300	1,079,151
Occidental Petroleum Corp.	36,693	2,414,766
Range Resources Corp.	38,485	1,593,664
Valero Energy Corp.	10,900	184,101

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)

Williams Cos., Inc. (The)	12,100	$188,881
XTO Energy, Inc.	15,400	587,356

		22,994,648

Paper & Forest Products 0.4%
International Paper Co.	49,200	744,396

Pharmaceuticals 6.1%
Eli Lilly & Co.	23,800	824,432
Johnson & Johnson	55,251	3,138,257
King Pharmaceuticals, Inc.*	125,100	1,204,713
Merck & Co., Inc.	13,500	377,460
Pfizer, Inc.	148,500	2,227,500
Schering-Plough Corp.	18,000	452,160
Wyeth	66,102	3,000,370

		11,224,892

Professional Services 0.2%
Manpower, Inc.	9,800	414,932

Real Estate Investment Trusts 1.0%
AMB Property Corp.	1,700	31,977
Annaly Capital Management, Inc.	17,500	264,950
Apartment Investment & Management Co., Class A	275	2,434
AvalonBay Communities, Inc.	1,418	79,323
Boston Properties, Inc.	1,700	81,090
Chimera Investment Corp.	73,400	256,166
Equity Residential	3,500	77,805
HCP, Inc.	1,600	33,904
Hospitality Properties Trust	2,900	34,481
Host Hotels & Resorts, Inc.	5,000	41,950
Kimco Realty Corp.	1,800	18,090
ProLogis	800	6,448
Rayonier, Inc.	500	18,175
Ventas, Inc.	26,320	785,915
Vornado Realty Trust	3,946	177,688

		1,910,396

Road & Rail 0.3%
CSX Corp.	5,100	176,613
Norfolk Southern Corp.	3,000	113,010
Ryder System, Inc.	5,700	159,144

		448,767

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.	30,100	330,197
Intel Corp.	22,280	368,734

		698,931

Software 2.0%
Activision Blizzard, Inc.*	96,582	1,219,831
Microsoft Corp.	62,300	1,480,871
Oracle Corp.	42,281	905,659
Symantec Corp.*	8,800	136,928

		3,743,289

Specialty Retail 1.8%
Foot Locker, Inc.	17,300	181,131
Home Depot, Inc.	58,187	1,374,959
Office Depot, Inc.*	43,600	198,816
Staples, Inc.	36,693	740,098
TJX Cos., Inc.	26,887	845,865

		3,340,869

Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	11,387	589,619
Polo Ralph Lauren Corp.	700	37,478

		627,097
Thrifts & Mortgage Finance 0.0%
Astoria Financial Corp.	3,500	30,030

Tobacco 1.4%
Lorillard, Inc.	2,200	149,094
Philip Morris International, Inc.	52,983	2,311,118
Reynolds American, Inc.	2,600	100,412

		2,560,624

Wireless Telecommunication Services 1.0%
Sprint Nextel Corp.*	392,389	1,887,391

		163,685,505

Total Common Stocks (cost $172,390,387)		179,854,207

U.S. Government Agency & Obligations 0.3% (b)

	Principal Amount	Market Value

UNITED STATES 0.3%
U.S. Treasury Bills 0.00%, 09/17/09	$593,000	$592,766

Total U.S. Government Agency & Obligations (cost $592,807)		592,766

8 Semiannual Report 2009

Repurchase Agreements 0.2%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $251,027, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $256,047	$251,026	$251,026
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $122,893, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $125,351	122,893	122,893

Total Repurchase Agreements (cost $373,919)		373,919

Total Investments (cost $173,357,113) (c) — 98.5%		180,820,892

Other assets in excess of liabilities — 1.5%		2,708,755

NET ASSETS — 100.0%		$183,529,647

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

At June 30, 2009, the Fund’s open futures contracts were as follows Note 2:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

19	S&P 500 E-mini	09/18/09	$869,725	$11,159

			$869,725	$11,159

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Multi-Manager
Large Cap Value Fund

Assets:
Investments, at value (cost $172,983,194)	$180,446,973
Repurchase agreements, at value and cost	373,919

Total Investments	180,820,892

Foreign currencies, at value (cost $44)	44
Interest and dividends receivable	202,417
Receivable for capital shares issued	944,827
Receivable for investments sold	3,962,118
Unrealized appreciation on spot contracts	1,553
Reclaims receivable	212
Receivable for variation margin on futures contracts	1,472
Prepaid expenses and other assets	2,050

Total Assets	185,935,585

Liabilities:
Cash overdraft	1,364,433
Payable for investments purchased	917,931
Unrealized depreciation on spot contracts	43
Payable for capital shares redeemed	14
Accrued expenses and other payables:
Investment advisory fees	96,570
Fund administration fees	7,162
Distribution fees	1,261
Administrative services fees	724
Custodian fees	336
Trustee fees	93
Compliance program costs (Note 3)	2,118
Professional fees	2,616
Printing fees	11,549
Other	1,088

Total Liabilities	2,405,938

Net Assets	$183,529,647

Represented by:
Capital	$197,224,732
Accumulated undistributed net investment income	58,476
Accumulated net realized losses from investment, futures and foreign currency transactions	(21,228,227)
Net unrealized appreciation/(depreciation) from investments	7,463,779
Net unrealized appreciation/(depreciation) from futures (Note 2)	11,159
Net unrealized appreciation/(depreciation) from spot contracts	1,510
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,782)

Net Assets	$183,529,647

Net Assets:
Class I Shares	$220,520
Class II Shares	6,164,712
Class Y Shares	177,144,415

Total	$183,529,647

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	32,168
Class II Shares	900,223
Class Y Shares	25,823,281

Total	26,755,672

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

NVIT Multi-Manager
Large Cap Value Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.86
Class II Shares	$6.85
Class Y Shares	$6.86

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Multi-Manager
Large Cap Value Fund

INVESTMENT INCOME:
Interest income	$2,310
Dividend income	1,630,596
Foreign tax withholding	(871)

Total Income	1,632,035

EXPENSES:
Investment advisory fees	431,192
Fund administration fees	32,263
Distribution fees Class II Shares	5,892
Administrative services fees Class I Shares	208
Administrative services fees Class II Shares	3,554
Custodian fees	1,768
Trustee fees	2,382
Compliance program costs (Note 3)	912
Professional fees	11,248
Printing fees	11,958
Other	6,173

Total expenses before earnings credit	507,550
Earnings credit (Note 4)	(194)

Net Expenses	507,356

NET INVESTMENT INCOME	1,124,679

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(11,660,791)
Net realized gains from futures transactions (Note 2)	217,286
Net realized losses from foreign currency transactions	(5,133)

Net realized losses from investment, futures and foreign currency transactions	(11,448,638)

Net change in unrealized appreciation/(depreciation) from investments	23,267,474
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(48,751)
Net change in unrealized appreciation/(depreciation) from spot contracts	1,704
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,811)

Net change in unrealized appreciation/(depreciation) from investments, futures, spot contracts and translation of assets and liabilities denominated in foreign currencies	23,218,616

Net realized/unrealized gains from investments, futures, spot contracts and translation of assets and liabilities denominated in foreign currencies	11,769,978

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,894,657

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$1,124,679	$656,390
Net realized losses from investment, futures and foreign currency transaction	(11,448,638)	(9,764,206)
Net change in unrealized appreciation/(depreciation) from investments, futures, spot contracts and translation of assets and liabilities denominated in foreign currencies	23,218,616	(15,743,950)

Change in net assets resulting from operations	12,894,657	(24,851,766)

Distributions to Shareholders From:
Net investment income:
Class I	(1,852)	(1,866)
Class II	(28,450)	(16,494)
Class Y	(1,040,358)	(649,028)

Change in net assets from shareholder distributions	(1,070,660)	(667,388)

Change in net assets from capital transactions	74,768,422	122,456,382

Change in net assets	86,592,419	96,937,228

Net Assets:
Beginning of period	96,937,228	–

End of period	$183,529,647	$96,937,228

Accumulated undistributed net investment income at end of period	$58,476	$4,457

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$63,966	$506,217
Dividends reinvested	1,852	1,866
Cost of shares redeemed	(202,248)	(88,606)

Total Class I	(136,430)	419,477

Class II Shares
Proceeds from shares issued	2,484,797	4,570,685
Dividends reinvested	28,450	16,494
Cost of shares redeemed	(213,355)	(574,065)

Total Class II	2,299,892	4,013,114

Class Y Shares
Proceeds from shares issued	82,186,526	118,242,764
Dividends reinvested	1,040,358	649,028
Cost of shares redeemed	(10,621,924)	(868,001)

Total Class Y	72,604,960	118,023,791

Change in net assets from capital transactions	$74,768,422	$122,456,382

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	10,611	67,679
Reinvested	297	280
Redeemed	(34,450)	(12,249)

Total Class I Shares	(23,542)	55,710

Class II Shares
Issued	402,586	598,014
Reinvested	4,480	2,366
Redeemed	(34,735)	(72,488)

Total Class II Shares	372,331	527,892

Class Y Shares
Issued	13,186,394	14,087,063
Reinvested	162,559	89,198
Redeemed	(1,588,806)	(113,127)

Total Class Y Shares	11,760,147	14,063,134

Total change in shares	12,108,936	14,646,736

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	of Period (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.62	0.05	0.23	0.28	(0.04)	(0.04)	$6.86	4.28%	$220,520	0.91%	1.58%	0.91%	56.96%
Period Ended December 31, 2008 (e)	$10.00	0.07	(3.38)	(3.31)	(0.07)	(0.07)	$6.62	(33.19%)	$368,717	0.87%	1.81%	0.99%	72.96%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.61	0.03	0.24	0.27	(0.03)	(0.03)	$6.85	4.20%	$6,164,712	1.16%	1.33%	1.16%	56.96%
Period Ended December 31, 2008 (e)	$10.00	0.06	(3.38)	(3.32)	(0.07)	(0.07)	$6.61	(33.34%)	$3,488,798	1.16%	1.38%	1.26%	72.96%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.62	0.05	0.24	0.29	(0.05)	(0.05)	$6.86	4.36%	$177,144,415	0.75%	1.70%	0.75%	56.96%
Period Ended December 31, 2008 (e)	$10.00	0.08	(3.38)	(3.30)	(0.08)	(0.08)	$6.62	(33.16%)	$93,079,713	0.77%	1.66%	0.87%	72.96%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

16 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Asset Type	Investments	Investments	Investments	Investments

Common Stocks	$177,904,141	$1,950,066	$—	$179,854,207

U.S. Government Agency & Obligations	—	592,766	—	592,766

Futures	11,159	—	—	11,159

Repurchase Agreements	—	373,919	—	373,919

Total	$177,915,300	$2,916,751	$—	$180,832,051

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does

18 Semiannual Report 2009

not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives		Liability Derivatives
Derivatives not	Statement of Assets		Statement of Assets
accounted for as	and Liabilities		and Liabilities
hedging instruments	Location	Fair Value	Location	Fair Value

Equity contracts*	Net Assets - unrealized appreciation from futures	$11,159	Net Assets - unrealized depreciation from futures	$—

Total		$11,159		$—

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures

Equity contracts	$217,286

Total	$217,286

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures

Equity contracts	$(48,751)

Total	$(48,751)

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

20 Semiannual Report 2009

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- Goldman Sachs Asset Management, L.P.

- Wellington Management Company, LLP

- Deutsche Investment Management Americas Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $203,878 for the six months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.77% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$37,906	$—

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

22 Semiannual Report 2009

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2009, NFS received $3,403 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $912.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $149,956,855 and sales of $72,888,578 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $1,185,511 and sales of $0 of U.S. government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s)

24 Semiannual Report 2009

used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$184,525,210	$13,179,568	$(16,883,886)	$(3,704,318)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 25

Supplemental Information
(Unaudited)

A.	Renewal of Advisory (and Sub-advisory) Agreements

(i)	General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

26 Semiannual Report 2009

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)	Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and the Fund’s sub-advisers (i.e., Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP, and Deutsche Investment Management Americas Inc.), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group and below the performance of the Fund’s benchmark, the Russell 1000 Value Index. In this regard, it was noted that the Fund’s performance since September 30, 2008 had shown much improvement. The Trustees also noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 27

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

28 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

30 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 31

NVIT Multi-Manager Mid Cap Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Multi-Manager Mid Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Mid Cap Growth Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,053.00	4.58	0.90
	Hypothetical	[b]	1,000.00	1,020.19	4.52	0.90

Class II	Actual		1,000.00	1,051.60	5.80	1.14
	Hypothetical	[b]	1,000.00	1,019.00	5.72	1.14

Class Y	Actual		1,000.00	1,052.90	4.17	0.82
	Hypothetical	[b]	1,000.00	1,020.59	4.12	0.82

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Mid Cap Growth Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	95.7%
Repurchase Agreements	6.3%
Mutual Fund	1.2%
Liabilities in excess of other assets	(3	.2)%

	100.0%

Top Industries

Semiconductors & Semiconductor Equipment	6.8%
Specialty Retail	6.7%
Capital Markets	5.6%
Hotels, Restaurants & Leisure	5.3%
Software	4.7%
Oil, Gas & Consumable Fuels	4.4%
Wireless Telecommunication Services	4.2%
Commercial Services & Supplies	3.2%
Electronic Equipment & Instruments	3.2%
Health Care Providers & Services	3.1%
Other Industries*	52.8%

100.0%

Top Holdings

SBA Communications Corp., Class A	2.2%
Express Scripts, Inc.	1.7%
Ross Stores, Inc.	1.4%
American Tower Corp., Class A	1.3%
WMS Industries, Inc.	1.2%
AIM Liquid Assets Portfolio	1.2%
Stericycle, Inc.	1.2%
Penn National Gaming, Inc.	1.1%
IntercontinentalExchange, Inc.	1.1%
Southwestern Energy Co.	1.1%
Other Holdings*	86.5%

100.0%

Top Countries

United States	87.9%
Bermuda	3.0%
China	2.0%
Canada	1.2%
Netherlands	0.8%
Switzerland	0.4%
Luxembourg	0.3%
Brazil	0.3%
Sweden	0.2%
Denmark	0.2%
Other Countries*	3.7%

100.0%

*	For purpose of listing top industries, top holdings, and top countries the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 95.7%

	Shares	Market Value

BERMUDA 3.0%
Capital Markets 1.0%
Lazard Ltd., Class A	111,349	$2,997,515

Construction & Engineering 0.2%
Foster Wheeler AG*	22,319	530,076

Internet Software & Services 0.9% (a)
VistaPrint Ltd.*	59,100	2,520,615

Machinery 0.2%
Ingersoll-Rand Co. Ltd., Class A*	24,768	517,651

Semiconductors & Semiconductor Equipment 0.7%
Marvell Technology Group Ltd.*	185,693	2,161,467

		8,727,324

BRAZIL 0.3%
Metals & Mining 0.3%
Cia Siderurgica Nacional SA, ADR	37,347	834,705

CANADA 1.2%
Chemicals 0.2%
Agrium, Inc.	14,522	579,282

Food & Staples Retailing 0.6%
Shoppers Drug Mart Corp.	40,900	1,758,183

Metals & Mining 0.2%
Agnico-Eagle Mines Ltd.	11,129	584,050

Mining 0.2%
Kinross Gold Corp.	33,440	606,936

		3,528,451

CHINA 2.0%
Electrical Equipment 0.7%
JA Solar Holdings Co. Ltd. ADR*	121,448	570,806
Suntech Power Holdings Co. Ltd. ADR*	79,599	1,421,638

		1,992,444

Hotels, Restaurants & Leisure 0.3%
Ctrip.com International Ltd. ADR*	20,781	962,160

Internet Software & Services 0.5%
NetEase.com, Inc. ADR*	40,719	1,432,494

Software 0.5%
Shanda Interactive Entertainment Ltd. ADR*	26,175	1,368,691

		5,755,789

DENMARK 0.2%
Electrical Equipment 0.2%
Vestas Wind Systems AS (d)*	7,887	566,088

GREECE 0.2%
Marine 0.2%
Diana Shipping, Inc.	39,116	521,025

LUXEMBOURG 0.3% (a)
Wireless Telecommunication Services 0.3%
Millicom International Cellular SA*	18,300	1,029,558

NETHERLANDS 0.8%
Energy Equipment & Services 0.6% (a)
Core Laboratories NV	18,500	1,612,275
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	27,436	593,989

		2,206,264

REPUBLIC OF KOREA 0.2%
Electronic Equipment & Instruments 0.2%
LG Display Co. Ltd. ADR	43,887	548,149

SWEDEN 0.2%
Auto Components 0.2%
Autoliv, Inc.	22,432	645,369

SWITZERLAND 0.4%
Energy Equipment & Services 0.4%
Noble Corp.	42,400	1,282,600

TAIWAN 0.2%
Electronic Equipment & Instruments 0.2%
AU Optronics Corp. ADR	57,428	555,903

UNITED STATES 86.7%
Aerospace & Defense 1.5%
BE Aerospace, Inc.*	55,513	797,167
Goodrich Corp.	12,000	599,640
L-3 Communications Holdings, Inc.	3,600	249,768
Precision Castparts Corp.	37,821	2,762,067

		4,408,642

Air Freight & Logistics 1.7%
CH Robinson Worldwide, Inc.	54,201	2,826,582
Expeditors International of Washington, Inc.	59,393	1,980,163

		4,806,745

Auto Components 0.3%
BorgWarner, Inc.	26,444	902,534

Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*	62,355	2,564,038
Myriad Genetics, Inc.*	77,600	2,766,440
Myriad Pharmaceuticals, Inc.*	19,400	90,210
Vertex Pharmaceuticals, Inc.*	53,600	1,910,304

		7,330,992

Capital Markets 4.6%
Affiliated Managers Group, Inc.* (a)	30,000	1,745,700
BlackRock, Inc.	9,800	1,719,116
Janus Capital Group, Inc.	197,990	2,257,086
Jefferies Group, Inc.*	70,911	1,512,532
Morgan Stanley	81,094	2,311,990

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Capital Markets (continued)

Northern Trust Corp.	45,300	$2,431,704
TD Ameritrade Holding Corp.*	36,005	631,528
Waddell & Reed Financial, Inc., Class A	32,582	859,187

		13,468,843

Chemicals 2.8%
Airgas, Inc.	58,900	2,387,217
Celanese Corp., Series A	79,243	1,882,021
CF Industries Holdings, Inc.	10,603	786,107
Ecolab, Inc.	65,900	2,569,441
Scotts Miracle-Gro Co. (The), Class A	15,439	541,137

		8,165,923

Commercial Banks 0.4%
Signature Bank*	42,000	1,139,040

Commercial Services & Supplies 3.2%
Copart, Inc.*	27,500	953,425
Iron Mountain, Inc.*	99,500	2,860,625
Stericycle, Inc.*	67,900	3,498,887
TETRA Tech, Inc.*	29,489	844,860
Waste Connections, Inc.*	50,000	1,295,500

		9,453,297

Communications Equipment 2.1%
Brocade Communications Systems, Inc.*	215,742	1,687,103
CommScope, Inc.*	55,224	1,450,182
Juniper Networks, Inc.*	79,700	1,880,920
Starent Networks Corp.* (a)	28,000	683,480
Tellabs, Inc.*	97,441	558,337

		6,260,022

Computers & Peripherals 0.2%
Seagate Technology (d)*	40,800	0
Western Digital Corp.*	24,504	649,356

		649,356

Construction & Engineering 2.7%
Aecom Technology Corp.*	62,473	1,999,136
Jacobs Engineering Group, Inc.*	46,500	1,957,185
Quanta Services, Inc.*	97,784	2,261,744
Shaw Group, Inc. (The)*	20,643	565,825
URS Corp.*	23,826	1,179,863

		7,963,753

Containers & Packaging 0.7%
Crown Holdings, Inc.*	79,850	1,927,579

Diversified Consumer Services 1.6%
DeVry, Inc.	39,000	1,951,560
Strayer Education, Inc. (a)	12,100	2,639,131

		4,590,691

Diversified Financial Services 1.9%
CME Group, Inc.	1,962	610,398
IntercontinentalExchange, Inc.*	28,478	3,253,327
MSCI, Inc., Class A*	64,000	1,564,160

		5,427,885

Electrical Equipment 1.0%
Ametek, Inc.	64,600	2,233,868
Roper Industries, Inc.	17,500	792,925

		3,026,793

Electronic Equipment & Instruments 2.8%
Amphenol Corp., Class A	29,600	936,544
Corning, Inc.	130,076	2,089,021
Dolby Laboratories, Inc., Class A*	70,400	2,624,512
National Instruments Corp.	58,000	1,308,480
Trimble Navigation Ltd.*	67,900	1,332,877

		8,291,434

Energy Equipment & Services 1.7%
Atwood Oceanics, Inc.*	44,955	1,119,829
Cameron International Corp.*	40,662	1,150,735
Carbo Ceramics, Inc. (a)	42,700	1,460,340
Oceaneering International, Inc.*	17,309	782,367
Weatherford International Ltd.*	27,724	542,281

		5,055,552

Food Products 1.0%
Green Mountain Coffee Roasters, Inc.*	9,776	577,957
Ralcorp Holdings, Inc.*	38,700	2,357,604

		2,935,561

Health Care Equipment & Supplies 3.0%
C.R. Bard, Inc.	24,800	1,846,360
Edwards Lifesciences Corp.*	9,029	614,243
Gen-Probe, Inc.*	37,100	1,594,558
Masimo Corp.*	44,000	1,060,840
NuVasive, Inc.*	27,900	1,244,340
St. Jude Medical, Inc.*	27,018	1,110,440
Wright Medical Group, Inc.*	70,500	1,146,330

		8,617,111

Health Care Providers & Services 3.1%
Express Scripts, Inc.*	71,851	4,939,756
HMS Holdings Corp.*	29,400	1,197,168
Medco Health Solutions, Inc.*	24,841	1,132,998
VCA Antech, Inc.*	69,000	1,842,300

		9,112,222

Health Care Technology 1.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	103,261	1,637,719
Cerner Corp.*	20,644	1,285,915
MedAssets, Inc.*	46,500	904,425

		3,828,059

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure 5.0%
Ameristar Casinos, Inc.	48,400	$921,052
Boyd Gaming Corp.*	25,162	213,877
Brinker International, Inc.	34,938	594,994
Cheesecake Factory, Inc. (The)*	31,762	549,482
Darden Restaurants, Inc.	40,644	1,340,439
International Game Technology	17,793	282,909
Las Vegas Sands Corp.*	70,677	555,521
Marriott International, Inc., Class A	37,148	819,856
P.F. Chang’s China Bistro, Inc.*	17,827	571,534
Panera Bread Co., Class A*	4,200	209,412
Penn National Gaming, Inc.*	114,392	3,329,951
Pinnacle Entertainment, Inc.*	49,213	457,189
Royal Caribbean Cruises Ltd.	71,743	971,400
WMS Industries, Inc.*	112,970	3,559,685
Wynn Resorts Ltd.*	5,896	208,129

		14,585,430

Household Durables 0.5%
KB Home	73,832	1,010,022
NVR, Inc.*	1,111	558,155

		1,568,177

Household Products 0.6%
Church & Dwight Co., Inc.	33,500	1,819,385

Industrial Conglomerate 0.5%
McDermott International, Inc.*	69,237	1,406,203

Information Technology Services 0.9%
Cognizant Technology Solutions Corp., Class A*	51,200	1,367,040
SAIC, Inc.*	70,000	1,298,500

		2,665,540

Internet & Catalog Retail 0.4%
Netflix, Inc.*	14,349	593,188
priceline.com, Inc.* (a)	5,900	658,145

		1,251,333

Internet Software & Services 1.0%
Digital River, Inc.*	14,905	541,350
Equinix, Inc.*	32,104	2,335,245

		2,876,595

Life Sciences Tools & Services 1.3%
AMAG Pharmaceuticals, Inc.*	18,000	984,060
Illumina, Inc.*	53,000	2,063,820
Life Technologies Corp.*	20,089	838,113

		3,885,993

Machinery 1.7%
Bucyrus International, Inc.	31,070	887,359
Danaher Corp.	36,900	2,278,206
Flowserve Corp.	11,864	828,226
Joy Global, Inc.	25,377	906,466

		4,900,257

Marine 0.1%
Genco Shipping & Trading Ltd.	12,928	280,796

Media 0.4%
McGraw-Hill Cos., Inc. (The)	38,700	1,165,257

Metals & Mining 1.9%
AK Steel Holding Corp.	44,794	859,597
Allegheny Technologies, Inc.	46,331	1,618,342
Cliffs Natural Resources, Inc.	21,627	529,212
Freeport-McMoRan Copper & Gold, Inc.	53,089	2,660,290

		5,667,441

Multiline Retail 2.4%
Dollar Tree, Inc.*	64,109	2,698,989
Family Dollar Stores, Inc.	55,471	1,569,829
Kohl’s Corp.*	33,300	1,423,575
Nordstrom, Inc. (a)	60,300	1,199,367

		6,891,760

Oil, Gas & Consumable Fuels 4.4%
Alpha Natural Resources, Inc.*	21,808	572,896
Concho Resources, Inc.*	78,700	2,257,903
Continental Resources, Inc.*	21,278	590,464
Denbury Resources, Inc.*	37,288	549,252
Murphy Oil Corp.	17,300	939,736
PetroHawk Energy Corp.*	91,932	2,050,084
Range Resources Corp.	53,500	2,215,435
Southwestern Energy Co.*	80,548	3,129,290
Whiting Petroleum Corp.*	19,206	675,283

		12,980,343

Personal Products 0.6%
Mead Johnson Nutrition Co., Class A*	55,000	1,747,350

Pharmaceuticals 0.7%
Mylan, Inc.*	164,616	2,148,239

Professional Services 1.7%
CoStar Group, Inc.*	28,550	1,138,289
FTI Consulting, Inc.*	34,100	1,729,552
IHS, Inc., Class A*	44,400	2,214,228

		5,082,069

Road & Rail 0.7%
J.B. Hunt Transport Services, Inc.	64,400	1,966,132

Semiconductors & Semiconductor Equipment 5.9%
Altera Corp.	76,770	1,249,816
Analog Devices, Inc.	36,000	892,080
Broadcom Corp., Class A*	115,125	2,853,949
Lam Research Corp.*	27,600	717,600
Microchip Technology, Inc.	91,000	2,052,050
Microsemi Corp.*	82,409	1,137,244
PMC — Sierra, Inc.*	187,961	1,496,169
Semtech Corp.*	70,389	1,119,889
Silicon Laboratories, Inc.*	81,340	3,086,039

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)

Teradyne, Inc.*	123,002	$843,794
Varian Semiconductor Equipment Associates, Inc.*	46,000	1,103,540
Xilinx, Inc.	29,800	609,708

		17,161,878

Software 4.2%
Activision Blizzard, Inc.*	225,900	2,853,117
ANSYS, Inc.*	67,800	2,112,648
Citrix Systems, Inc.*	30,000	956,700
Macrovision Solutions Corp.*	125,666	2,740,775
McAfee, Inc.*	66,479	2,804,749
MICROS Systems, Inc.*	33,000	835,560

		12,303,549

Specialty Retail 6.7%
Advance Auto Parts, Inc.	26,875	1,115,044
Aeropostale, Inc.*	38,658	1,324,810
Bed Bath & Beyond, Inc.*	82,166	2,526,605
Best Buy Co., Inc.	14,278	478,170
Chico’s FAS, Inc.*	110,221	1,072,450
Gap, Inc. (The)	57,500	943,000
O’Reilly Automotive, Inc.*	72,540	2,762,323
Ross Stores, Inc.	108,014	4,169,340
Staples, Inc.	39,200	790,664
TJX Cos., Inc.	30,500	959,530
Urban Outfitters, Inc.*	126,600	2,642,142
Williams-Sonoma, Inc.	62,100	737,127

		19,521,205

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	24,173	649,770

Trading Companies & Distributors 0.9%
Fastenal Co. (a)	54,000	1,791,180
W.W. Grainger, Inc.	10,500	859,740

		2,650,920

Wireless Telecommunication Services 3.9%
American Tower Corp., Class A*	120,298	3,792,996
SBA Communications Corp., Class A*	260,873	6,401,823
Sprint Nextel Corp.*	220,680	1,061,471

		11,256,290

		253,793,946

Total Common Stocks (cost $267,666,644)		279,995,171

Mutual Funds 1.2%

	Shares	Market Value

Money Market Fund 1.2%
AIM Liquid Assets Portfolio	3,538,312	3,538,312

Total Mutual Funds (cost $3,538,312)		3,538,312

Repurchase Agreements 6.3%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $6,440,455, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $6,569,248	$6,440,439	$6,440,439
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $8,716,190, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $8,890,496 (b)	8,716,173	8,716,173
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $3,152,992, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $3,216,048	3,152,988	3,152,988

Total Repurchase Agreements (cost $18,309,600)		18,309,600

Total Investments (cost $289,514,556) (c) — 103.2%		301,843,083

Liabilities in excess of other assets — (3.2)%		(9,250,326)

NET ASSETS — 100.0%		$292,592,757

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was $9,193,242.

(b)	The security was purchased with cash collateral held from securities on loan (Note 2). The total value of this security as of June 30, 2009 was $8,716,173.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

8 Semiannual Report 2009

(d)	Fair Valued Security

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd	Limited

NV	Public Traded Company

SA	Stock Company

At June 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Danish Krone	7/31/09	(1,520,219)	$(286,823)	$(286,287)	$536

Total Short Contracts			$(286,823)	$(286,287)	$536

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Multi-Manager
Mid Cap
Growth Fund

Assets:
Investments, at value (cost $271,204,956)*	$283,533,483
Repurchase agreements, at value and cost	18,309,600

Total Investments	301,843,083

Interest and dividends receivable	67,325
Receivable for capital shares issued	403,156
Receivable for investments sold	76,648
Unrealized appreciation on forward foreign currency contracts (Note 2)	536
Reclaims receivable	5,663
Prepaid expenses and other assets	4,067

Total Assets	302,400,478

Liabilities:
Payable for investments purchased	675,215
Payable upon return of securities loaned (Note 2)	8,716,173
Payable for capital shares redeemed	85,387
Accrued expenses and other payables:
Investment advisory fees	192,389
Fund administration fees	11,269
Distribution fees	27,884
Administrative services fees	22,201
Custodian fees	2,721
Compliance program costs (Note 3)	5,079
Professional fees	7,254
Printing fees	58,066
Other	4,083

Total Liabilities	9,807,721

Net Assets	$292,592,757

Represented by:
Capital	$476,839,865
Accumulated net investment loss	(2,809,098)
Accumulated net realized losses from investment and foreign currency transactions	(193,767,277)
Net unrealized appreciation/(depreciation) from investments	12,328,527
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	536
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	204

Net Assets	$292,592,757

Net Assets:
Class I Shares	$88,538,750
Class II Shares	136,837,075
Class Y Shares	67,216,932

Total	$292,592,757

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,730,569
Class II Shares	19,744,094
Class Y Shares	9,652,360

Total	42,127,023

*	Includes value of securities on loan of $9,193,242 (Note 2).

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

NVIT Multi-Manager
Mid Cap
Growth Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.95
Class II Shares	$6.93
Class Y Shares	$6.96

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Multi-Manager
Mid Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$3,138
Dividend income	596,354
Income from securities lending (Note 2)	1,997
Foreign tax withholding	(7,102)

Total Income	594,387

EXPENSES:
Investment advisory fees	735,307
Fund administration fees	46,816
Distribution fees Class II Shares	143,881
Administrative services fees Class I Shares	12,183
Administrative services fees Class II Shares	40,392
Custodian fees	4,764
Trustee fees	3,225
Compliance program costs (Note 3)	1,133
Professional fees	14,492
Printing fees	16,834
Other	7,863

Total expenses before earnings credit and expenses reimbursed	1,026,890
Earnings credit (Note 4)	(747)
Expenses reimbursed by Adviser	(25,023)

Net Expenses	1,001,120

NET INVESTMENT LOSS	(406,733)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(161,425,835)
Net realized losses from foreign currency transactions (Note 2)	(109,513)

Net realized losses from investment and foreign currency transactions	(161,535,348)

Net change in unrealized appreciation/(depreciation) from investments	37,689,933
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	67,849
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	271

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	37,758,053

Net realized/unrealized losses from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(123,777,295)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(124,184,028)

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment loss	(406,733)	(312,090)
Net realized losses from investment and foreign currency transactions	(161,535,348)	(31,961,155)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	37,758,053	(25,428,786)

Change in net assets resulting from operations	(124,184,028)	(57,702,031)

Change in net assets from capital transactions	297,492,260	176,986,556

Change in net assets	173,308,232	119,284,525

Net Assets:
Beginning of period	119,284,525	–

End of period	$292,592,757	$119,284,525

Accumulated undistributed net investment income (loss) at end of period	$(397,972)	$8,761

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,020,508,494	$6,853,237
Proceeds from shares issued in acquisition of NVIT Mid Cap Growth Fund (Note 9)	84,375,024	–
Dividends reinvested	–	–
Cost of shares redeemed	(909,469,906)	(1,589,210)

Total Class I	195,413,612	5,264,027

Class II Shares
Proceeds from shares issued	345,957,866	133,983,201
Proceeds from shares issued in acquisition of NVIT Mid Cap Growth Fund (Note 9)	19,212,532	–
Dividends reinvested	–	–
Cost of shares redeemed	(293,800,057)	(4,127,442)

Total Class II	71,370,341	129,855,759

Class Y Shares
Proceeds from shares issued	32,531,048	47,274,827
Dividends reinvested	–	–
Cost of shares redeemed	(1,822,741)	(5,408,057)

Total Class Y	30,708,307	41,866,770

Change in net assets from capital transactions	$297,492,260	$176,986,556

Amounts designated as “–” are zero or have been rounded to zero.

(a) For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	203,531	679,609
Issue in acquisition of NVIT Mid Cap Growth Fund (Note 9)	12,846,113	–
Reinvested	–	–
Redeemed	(822,106)	(176,578)

Total Class I Shares	12,227,538	503,031

Class II Shares
Issued	5,190,203	13,105,449
Issue in acquisition of NVIT Mid Cap Growth Fund (Note 9)	2,851,830	–
Reinvested	–	–
Redeemed	(881,393)	(521,995)

Total Class II Shares	7,160,640	12,583,454

Class Y Shares
Issued	4,940,062	5,523,733
Reinvested	–	–
Redeemed	(280,591)	(530,844)

Total Class Y Shares	4,659,471	4,992,889

Total change in shares	24,047,649	18,079,374

Amounts desinated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations					Ratios / Supplemental Data

			Net Realized						Ratio of Net	Ratio of
			and						Investment	Expenses
	Net Asset	Net	Unrealized					Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net Asset		Net Assets	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) from	from	Value, End	Total	at End of	to Average	Average	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	of Period	Return (a)	Period (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.61	(0.01)	0.35	0.34	$6.95	5.30%	$88,538,750	0.90%	(0.28%)	0.90%	151.11%
Period Ended December 31, 2008 (f)	$10.00	(0.01)	(3.38)	(3.39)	$6.61	(33.90%)	$3,323,047	0.94%	(0.32%)	1.02%	108.89%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.59	(0.02)	0.36	0.34	$6.93	5.16%	$136,837,075	1.14%	(0.53%)	1.17%	151.11%
Period Ended December 31, 2008 (f)	$10.00	(0.02)	(3.39)	(3.41)	$6.59	(34.10%)	$82,944,963	1.18%	(0.57%)	1.26%	108.89%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$6.61	(0.01)	0.36	0.35	$6.96	5.29%	$67,216,932	0.82%	(0.22%)	0.84%	151.11%
Period Ended December 31, 2008 (f)	$10.00	–	(3.39)	(3.39)	$6.61	(33.90%)	$33,016,515	0.82%	(0.14%)	0.99%	108.89%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per Share calculations were performed using average shares method.

(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

16 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
	Prices	Observable Inputs	Unobservable	Total
Asset Type	Investments	Investments	Inputs Investments	Investments

Common Stocks	$279,429,083	$566,088	$—	$279,995,171

Forward Foreign Currency	—	536	—	536

Mutual Funds	3,538,312	—	—	3,538,312

Repurchase Agreements	—	18,309,600	—	18,309,600

Total	$282,967,395	$18,876,224	$—	$301,843,619

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are

18 Semiannual Report 2009

translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized losses from forward foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

Fair Values of Derivative Instruments as of June 30, 2009

Derivatives not	Asset Derivatives		Liability Derivatives
Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation from forward foreign currency contracts	$536	Unrealized depreciation from forward foreign currency contracts	$—

Total		$536		$—

Amounts designate as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Forward Foreign
Derivatives not accounted for as hedging instruments under FAS 133	Currency Contracts

Foreign exchange contracts	$(141,987)

Total	$(141,987)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Forward Foreign
Derivatives not Accounted for as hedging instruments under FAS 133	Currency Contracts

Foreign exchange contracts	$67,849

Total	$67,849

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The fund values its derivatives at fair value, as described above and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting as prescribed by FAS 133, even for derivatives employed as economic hedges.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Funds had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$9,193,242	$9,360,916*

*	Includes $644,742 collateral in the form of U.S. Treasury Bill, interest rate of 0.0% and maturity dates of 8/27/09.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

20 Semiannual Report 2009

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- American Century Investment Management, Inc.

- Neuberger Berman Management LLC

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.75%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $384,644 for the six months ended June 30, 2009.

Effective May 1, 2009 the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.82% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$61,733	$25,023

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT

22 Semiannual Report 2009

Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2009, NFS received $44,998 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,133.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $453,811,440 and sales of $292,394,917 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Other

On April 24, 2009, the NVIT Multi-Manager Mid Cap Growth Fund acquired the net assets of the NVIT Mid Cap Growth Fund pursuant to a plan of reorganization approved by the NVIT Mid Cap Growth Fund’s shareholders. The merger was accomplished by a tax-free exchange of 12,486,113 Class I shares and 2,851,830 Class II shares of the NVIT Multi-Manager Mid Cap Growth Fund (valued at $84,375,024 and $19,212,532, respectively) for the net assets of the NVIT Mid Cap Growth Fund which aggregate $103,587,556 and includes $7,012,891 of unrealized depreciation. The combined net assets of the NVIT Multi-Manager Mid Cap Growth Fund immediately after the merger were $274,549,934.

24 Semiannual Report 2009

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$295,653,841	$20,239,554	$(14,050,312)	$6,189,242

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

26 Semiannual Report 2009

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and the Fund’s sub-advisers (i.e., Neuberger Berman Management LLC (“Neuberger Berman”) and American Century Investment Management, Inc), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three-month period ended September 30, 2008, the Fund’s performance for Class II shares was above the median and in the third quintile of its peer group, while the Fund’s performance for Class II shares for the six-month period ended September 30, 2008 was in the second quintile of its peer group. The Trustees noted that, for both periods, the Fund outperformed its benchmark, the Russell Mid Cap Growth Index. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and at the median of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

B. Approval of New Subadvisory Agreement

Neuberger Berman Holdings LLC, the parent company of Neuberger Berman, was sold to Neuberger Berman Group LLC, a newly independent company (the “Transaction”). The Transaction constituted an “assignment” of Neuberger Berman’s subadvisory agreement with the Fund. As a result, the subadvisory agreement terminated automatically upon the completion of the Transaction. At a regular meeting of the Board on March 12, 2009, the Board, including the Independent Trustees, discussed and unanimously approved a new subadvisory agreement (the “New Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and Neuberger Berman. The Board reviewed and considered materials provided by Neuberger Berman in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

Neuberger Berman represented to the Board: (i) that there would be no material changes in the fees or terms of the prior subadvisory agreement and (ii) that key personnel, including portfolio management personnel, at Neuberger Berman are expected to remain in place following the closing of the Transaction. The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by Neuberger Berman and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the New Subadvisory Agreement and mutual fund industry norms.

2009 Semiannual Report 27

Supplemental Information (Continued)
(Unaudited)

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman. The Board also reviewed comparative performance, based on data provided by Lipper Inc. The Board noted that given the relatively short performance history of the Fund, information regarding the Fund’s performance may be less reliable than longer-term performance. However, the Board also noted that the performance record of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman, in combination with various other factors, supported a decision to approve the New Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the New Subadvisory Agreement, as Neuberger Berman’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Neuberger Berman were fair and reasonable.

The Board considered the factor of profitability to Neuberger Berman as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Neuberger Berman as a result of its relationship with the Fund. The Board reviewed the terms of the New Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Neuberger Berman were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the New Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the New Subadvisory Agreement.

28 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8“ public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

30 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationawide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief
Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

2009 Semiannual Report 31

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationawide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Semiannual Report 2009

NVIT Multi-Manager Mid Cap Value Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

25	Supplemental Information

27	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCV (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Multi-Manager Mid Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Mid Cap Value Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 6/30/09[a]

Class I	Actual		1,000.00	1,045.60	4.31	0.85
	Hypothetical	[b]	1,000.00	1,020.44	4.27	0.85

Class II	Actual		1,000.00	1,044.20	5.63	1.11
	Hypothetical	[b]	1,000.00	1,019.15	5.57	1.11

Class Y	Actual		1,000.00	1,045.50	4.16	0.82
	Hypothetical	[b]	1,000.00	1,020.59	4.12	0.82

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Mid Cap Value Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	97.4%
Repurchase Agreements	2.8%
Exchange Traded Funds	0.4%
Mutual Fund	0.3%
Liabilities in excess of other assets	(0	.9)%

	100.0%

Top Industries

Insurance	10.1%
Multi-Utility	5.3%
Electric Utilities	4.2%
Commercial Services & Supplies	3.5%
Specialty Retail	3.3%
Oil, Gas & Consumable Fuels	3.3%
Natural Gas Utility	3.3%
Chemicals	3.3%
Semiconductors & Semiconductor Equipment	3.2%
Machinery	3.2%
Other Industries*	57.3%

100.0%

Top Holdings

Wisconsin Energy Corp.	1.7%
Marsh & McLennan Cos., Inc.	1.5%
Kimberly-Clark Corp.	1.4%
Aon Corp.	1.3%
Republic Services, Inc.	1.3%
PartnerRe Ltd.	1.2%
Hospira, Inc.	1.1%
Lorillard, Inc.	1.0%
Sempra Energy	1.0%
Lubrizol Corp.	1.0%
Other Holdings*	87.5%

100.0%

*	For purpose of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.4%

	Shares	Market Value

Aerospace & Defense 1.2%
Alliant Techsystems, Inc.*	11,800	$971,848
DigitalGlobe, Inc.*	13,381	256,915
Goodrich Corp.	15,850	792,025
Northrop Grumman Corp.	7,443	339,996

		2,360,784

Airlines 1.0%
AMR Corp.*	33,013	132,712
Continental Airlines, Inc., Class B*	15,752	139,563
Delta Air Lines, Inc.*	53,034	307,067
Southwest Airlines Co.	172,535	1,161,161
UAL Corp.*	14,281	45,556
US Airways Group, Inc.* (a)	42,696	103,751

		1,889,810

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	26,267	295,766

Beverages 0.9%
Coca-Cola Enterprises, Inc.	25,664	427,306
Molson Coors Brewing Co., Class B	24,300	1,028,619
Pepsi Bottling Group, Inc.	10,261	347,232

		1,803,157

Capital Markets 3.0%
AllianceBernstein Holding LP	22,682	455,681
Ameriprise Financial, Inc.	48,308	1,172,435
Invesco Ltd.	56,796	1,012,105
Legg Mason, Inc.	15,849	386,398
Northern Trust Corp.	24,923	1,337,867
TD Ameritrade Holding Corp.*	82,400	1,445,296

		5,809,782

Chemicals 3.3%
Agrium, Inc.	14,600	582,394
Celanese Corp., Series A	27,400	650,750
Eastman Chemical Co.	24,126	914,375
International Flavors & Fragrances, Inc.	23,208	759,366
Lubrizol Corp.	41,158	1,947,185
Minerals Technologies, Inc.	11,177	402,595
Olin Corp.	14,276	169,742
PPG Industries, Inc.	22,198	974,492

		6,400,899

Commercial Banks 1.1%
Associated Banc-Corp.	30,087	376,087
Commerce Bancshares, Inc.	36,382	1,158,039
Cullen/Frost Bankers, Inc.	7,239	333,863
M&T Bank Corp. (a)	6,778	345,204

		2,213,193

Commercial Services & Supplies 3.5%
IESI-BFC Ltd.	83,846	976,806
IESI-BFC Ltd.	18,041	207,885
Pitney Bowes, Inc.	37,003	811,476
Republic Services, Inc.	100,565	2,454,792
Ritchie Bros Auctioneers, Inc. (a)	26,367	618,306
Waste Connections, Inc.*	6,125	158,699
Waste Management, Inc.	53,828	1,515,796

		6,743,760

Communications Equipment 0.7%
Brocade Communications Systems, Inc.*	18,862	147,501
EchoStar Corp., A Shares*	33,600	535,584
Harris Corp.	20,900	592,724

		1,275,809

Computers & Peripherals 1.1%
Diebold, Inc.	25,324	667,541
QLogic Corp.*	30,572	387,653
Western Digital Corp.*	40,200	1,065,300

		2,120,494

Construction & Engineering 0.7%
Chicago Bridge & Iron Co. NV	18,950	234,980
Fluor Corp.	5,615	287,993
Foster Wheeler AG*	9,639	228,926
Insituform Technologies, Inc., Class A*	3,826	64,927
Jacobs Engineering Group, Inc.*	6,167	259,569
KBR, Inc.	11,758	216,818

		1,293,213

Construction Materials 0.4%
Cemex SAB de CV ADR — MX* (a)	51,129	477,545
Vulcan Materials Co.	4,951	213,388

		690,933

Consumer Finance 0.0%
SLM Corp.*	7,856	80,681

Containers & Packaging 1.1%
Bemis Co., Inc.	28,689	722,963
Crown Holdings, Inc.*	57,800	1,395,292

		2,118,255

Distributors 0.8%
Genuine Parts Co.	45,363	1,522,382

Diversified Financial Services 0.4%
CIT Group, Inc.	278,353	598,459
Pico Holdings, Inc.*	7,030	201,761

		800,220

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Diversified Telecommunication Services 2.1%
BCE, Inc.	10,479	$216,266
CenturyTel, Inc.	13,805	423,813
Embarq Corp.	23,097	971,460
Iowa Telecommunications Services, Inc.	35,086	438,926
Qwest Communications International, Inc. (a)	180,244	748,013
Windstream Corp.	165,096	1,380,203

		4,178,681

Electric Utilities 4.2%
Allegheny Energy, Inc.	30,180	774,117
American Electric Power Co., Inc.	22,484	649,563
Great Plains Energy, Inc.	14,337	222,940
IDACORP, Inc.	66,348	1,734,337
Northeast Utilities	18,146	404,837
Pepco Holdings, Inc.	55,923	751,605
Pinnacle West Capital Corp.	9,052	272,918
Portland General Electric Co.	47,838	931,884
PPL Corp.	40,400	1,331,584
Westar Energy, Inc.	62,937	1,181,328

		8,255,113

Electrical Equipment 1.2%
A.O. Smith Corp.	11,400	371,298
Cooper Industries Ltd., Class A	32,181	999,220
Hubbell, Inc., Class B	19,301	618,790
Rockwell Automation, Inc.	9,478	304,433

		2,293,741

Electronic Equipment & Instruments 1.6%
Agilent Technologies, Inc.*	24,496	497,514
AVX Corp.	51,235	508,764
Celestica, Inc.*	100,705	686,808
Littelfuse, Inc.*	20,238	403,950
Molex, Inc.	60,388	939,033

		3,036,069

Energy Equipment & Services 1.6%
BJ Services Co.	39,064	532,442
Cameron International Corp.*	43,201	1,222,588
Noble Corp.	18,500	559,625
Transocean Ltd.*	4,444	330,145
Weatherford International Ltd.*	26,940	526,947

		3,171,747

Food & Staples Retailing 0.8%
Costco Wholesale Corp.	19,393	886,260
Kroger Co. (The)	26,500	584,325

		1,470,585

Food Products 2.8%
Campbell Soup Co.	51,563	1,516,984
ConAgra Foods, Inc.	60,155	1,146,554
General Mills, Inc.	7,162	401,215
H.J. Heinz Co.	50,623	1,807,241
Hershey Co. (The)	6,287	226,332
Kellogg Co.	9,369	436,314

		5,534,640

Health Care Equipment & Supplies 2.9%
Beckman Coulter, Inc.	23,588	1,347,818
Boston Scientific Corp.*	20,827	211,186
Covidien PLC	6,409	239,953
Hospira, Inc.*	57,267	2,205,925
STERIS Corp.	7,936	206,971
Symmetry Medical, Inc.*	70,850	660,322
Zimmer Holdings, Inc.*	20,052	854,215

		5,726,390

Health Care Providers & Services 2.7%
Cardinal Health, Inc.	19,856	606,601
Humana, Inc.*	6,610	213,238
LifePoint Hospitals, Inc.*	9,768	256,410
McKesson Corp.	9,512	418,528
Patterson Cos., Inc.*	26,204	568,627
Quest Diagnostics, Inc.	27,300	1,540,539
Universal Health Services, Inc., Class B	34,680	1,694,118

		5,298,061

Health Care Technology 0.6%
Cerner Corp.*	9,900	616,671
IMS Health, Inc.	47,127	598,513

		1,215,184

Hotels, Restaurants & Leisure 1.6%
International Speedway Corp., Class A	47,385	1,213,530
Penn National Gaming, Inc.*	20,100	585,111
Royal Caribbean Cruises Ltd.	20,293	274,767
Speedway Motorsports, Inc.	56,383	775,830
Starwood Hotels & Resorts Worldwide, Inc.	7,880	174,936

		3,024,174

Household Durables 1.1%
Centex Corp.*	13,259	112,171
D.R. Horton, Inc.	24,432	228,683
Fortune Brands, Inc.	22,987	798,568
KB Home (a)	8,688	118,852
Mohawk Industries, Inc.*	8,818	314,626
Pulte Homes, Inc.	17,958	158,569
Stanley Works (The)	11,659	394,541
Whirlpool Corp.	2,301	97,931

		2,223,941

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Household Products 1.5%
Clorox Co.	3,945	$220,249
Kimberly-Clark Corp.	49,667	2,604,041

		2,824,290

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)*	54,400	631,584

Industrial Conglomerate 0.1%
McDermott International, Inc.*	13,220	268,498

Information Technology Services 2.4%
Accenture Ltd., Class A	2,982	99,778
Fidelity National Information Services, Inc.	66,500	1,327,340
Global Payments, Inc.	28,900	1,082,594
Hewitt Associates, Inc., Class A*	35,600	1,060,168
SAIC, Inc.*	56,100	1,040,655

		4,610,535

Insurance 10.1%
Aon Corp.	68,051	2,577,091
Arch Capital Group Ltd.*	20,010	1,172,186
Assurant, Inc.	18,699	450,459
Axis Capital Holdings Ltd.	28,553	747,518
Chubb Corp.	33,765	1,346,548
Everest Re Group Ltd.	19,851	1,420,736
HCC Insurance Holdings, Inc.	17,380	417,294
Lincoln National Corp.	31,381	540,067
Marsh & McLennan Cos., Inc.	140,460	2,827,460
PartnerRe Ltd.	35,771	2,323,326
RenaissanceRe Holdings Ltd.	21,600	1,005,264
Transatlantic Holdings, Inc.	14,400	623,952
Travelers Cos., Inc. (The)	17,444	715,902
W.R. Berkley Corp.	39,500	848,065
Willis Group Holdings Ltd.	58,522	1,505,771
XL Capital Ltd., Class A	107,965	1,237,279

		19,758,918

Internet Software & Services 0.7%
NetEase.com, Inc. ADR — CN*	41,300	1,452,934

Leisure Equipment & Products 0.7%
Hasbro, Inc.	19,837	480,849
Mattel, Inc.	59,241	950,818

		1,431,667

Life Sciences Tools & Services 1.0%
Covance, Inc.*	9,480	466,416
Life Technologies Corp.*	37,311	1,556,615

		2,023,031

Machinery 3.2%
AGCO Corp.*	9,897	287,706
Altra Holdings, Inc.*	134,683	1,008,775
Cummins, Inc.	25,956	913,911
Dover Corp.	10,026	331,760
Eaton Corp.	21,908	977,316
Ingersoll-Rand Co. Ltd., Class A*	32,173	672,416
Kaydon Corp.	20,146	655,954
Manitowoc Co., Inc. (The)	29,812	156,811
Pall Corp.	21,200	563,072
Parker Hannifin Corp.	9,729	417,958
Terex Corp.*	12,970	156,548

		6,142,227

Media 1.1%
Cablevision Systems Corp., Class A	31,300	607,533
McGraw-Hill Cos., Inc. (The)	15,121	455,294
National CineMedia, Inc.	31,820	437,843
Regal Entertainment Group, Class A	46,335	615,792

		2,116,462

Metals & Mining 2.0%
Freeport-McMoRan Copper & Gold, Inc.	14,391	721,133
Newmont Mining Corp.	20,115	822,100
Nucor Corp.	14,048	624,152
Randgold Resources Ltd. ADR — JE	15,200	975,384
Steel Dynamics, Inc.	13,882	204,482
United States Steel Corp. (a)	12,708	454,184

		3,801,435

Multi-Utility 5.3%
CenterPoint Energy, Inc.	56,100	621,588
DTE Energy Co.	14,753	472,096
OGE Energy Corp.	38,900	1,101,648
PG&E Corp.	34,800	1,337,712
Sempra Energy	39,565	1,963,611
TECO Energy, Inc.	49,200	586,956
Wisconsin Energy Corp.	80,968	3,296,207
Xcel Energy, Inc.	52,234	961,628

		10,341,446

Multiline Retail 1.6%
Dollar Tree, Inc.*	29,000	1,220,900
Family Dollar Stores, Inc.	15,501	438,678
Macy’s, Inc.	127,245	1,496,401

		3,155,979

Natural Gas Utility 3.3%
AGL Resources, Inc.	21,672	689,170
EQT Corp.	50,870	1,775,872
ONEOK, Inc.	30,100	887,649
Questar Corp.	33,861	1,053,416

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Natural Gas Utility (continued)

Southwest Gas Corp.	86,878	$1,929,560
WGL Holdings, Inc.	2,375	76,047

		6,411,714

Oil, Gas & Consumable Fuels 3.3%
Apache Corp.	10,659	769,047
CONSOL Energy, Inc.	17,000	577,320
El Paso Corp.	43,705	403,397
Enbridge, Inc.	25,127	872,661
EOG Resources, Inc.	5,775	392,238
Newfield Exploration Co.*	18,953	619,195
Noble Energy, Inc.	11,503	678,332
PetroHawk Energy Corp.*	27,700	617,710
Pioneer Natural Resources Co.	14,701	374,875
Southwestern Energy Co.*	15,157	588,849
Sunoco, Inc.	6,379	147,993
Ultra Petroleum Corp.*	10,944	426,816

		6,468,433

Paper & Forest Products 0.3%
MeadWestvaco Corp.	13,122	215,332
Weyerhaeuser Co.	12,688	386,096

		601,428

Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	14,793	483,287

Pharmaceuticals 1.5%
King Pharmaceuticals, Inc.*	109,775	1,057,133
Mylan, Inc.*	141,286	1,843,783

		2,900,916

Real Estate Investment Trusts 3.1%
Annaly Capital Management, Inc.	4,837	73,232
AvalonBay Communities, Inc.	7,222	403,999
Boston Properties, Inc.	20,712	987,962
Cypress Sharpridge Investments, Inc.*	7,491	89,143
Equity Residential	19,019	422,792
Government Properties Income Trust*	41,418	850,312
Health Care REIT, Inc.	15,100	514,910
Host Hotels & Resorts, Inc.	66,515	558,061
Nationwide Health Properties, Inc.	22,200	571,428
ProLogis	14,610	117,757
Public Storage	7,162	468,968
Rayonier, Inc.	18,552	674,365
Ventas, Inc.	10,804	322,607

		6,055,536

Real Estate Management & Development 0.2% (a)
St. Joe Co. (The)*	12,456	329,959

Road & Rail 0.5%
CSX Corp.	17,440	603,947
Kansas City Southern*	28,068	452,176

		1,056,123

Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	48,511	532,166
ASML Holding NV (a)	20,006	433,130
KLA-Tencor Corp.	17,468	441,067
Lam Research Corp.*	17,465	454,090
LSI Corp.*	145,695	664,369
Marvell Technology Group Ltd.*	123,400	1,436,376
Maxim Integrated Products, Inc.	44,992	705,925
Microchip Technology, Inc.	31,019	699,478
Micron Technology, Inc.*	83,049	420,228
Teradyne, Inc.*	68,164	467,605

		6,254,434

Software 3.1%
Adobe Systems, Inc.*	16,044	454,045
Autodesk, Inc.*	23,034	437,185
BMC Software, Inc.*	56,960	1,924,679
McAfee, Inc.*	21,141	891,939
Sybase, Inc.*	31,400	984,076
Symantec Corp.*	65,400	1,017,624
Synopsys, Inc.*	19,526	380,952

		6,090,500

Specialty Retail 3.3%
Advance Auto Parts, Inc.	31,700	1,315,233
Bed Bath & Beyond, Inc.*	15,020	461,865
Lowe’s Cos., Inc.	62,505	1,213,222
PetSmart, Inc.	30,848	661,998
Ross Stores, Inc.	33,600	1,296,960
TJX Cos., Inc.	49,300	1,550,978

		6,500,256

Textiles, Apparel & Luxury Goods 0.6%
VF Corp.	19,816	1,096,816

Thrifts & Mortgage Finance 1.1%
People’s United Financial, Inc.	111,741	1,680,585
Washington Federal, Inc.	33,852	440,076

		2,120,661

Tobacco 1.0%
Lorillard, Inc.	29,025	1,967,024

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	1,836	150,332

Total Common Stocks (cost $200,132,354)		189,893,889

8 Semiannual Report 2009

Exchange Traded Funds 0.4%

	Shares	Market Value

Equity Fund 0.4%
iShares Russell Midcap Value Index Fund	26,641	$771,524

Total Exchange Traded Funds (cost $767,071)		771,524

Mutual Funds 0.3%

Money Market Fund 0.3%
AIM Liquid Assets Portfolio	676,831	676,831

Total Mutual Fund (cost $676,831)		676,831

Repurchase Agreements 2.8%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $2,168,703, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $2,212,072	$2,168,698	$2,168,698
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $2,260,007, collateralized by U.S. Government Agency Mortgages ranging 3.50% – 8.50%, maturing 06/01/11 – 06/01/39; total market value of $2,305,203 (b)	2,260,003	2,260,003
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $1,061,728, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $1,082,962	1,061,727	1,061,727

Total Repurchase Agreements (cost $5,490,428)		5,490,428

Total Investments (cost $207,066,684) (c) — 100.9%		196,832,672

Liabilities in excess of other assets — (0.9)%		(1,785,551)

NET ASSETS — 100.0%		$195,047,121

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was 2,191,860.

(b)	The security was purchased with cash collateral held from securities on loan (Note 2). The total value of this security as of June 30, 2009 was $2,260,003.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CN	China

JE	Jersey

LP	Limited Partnership

Ltd	Limited

MX	Mexico

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	7/31/09	(1,341,071)	$(1,164,518)	$(1,153,410)	$11,108

Total Short Contracts			$(1,164,518)	$(1,153,410)	$11,108

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Multi-Manager
Mid Cap Value Fund

Assets:
Investments, at value (cost $201,576,256)*	$191,342,244
Repurchase agreements, at value and cost	5,490,428

Total Investments	196,832,672

Interest and dividends receivable	423,082
Receivable for capital shares issued	472,903
Receivable for investments sold	1,318,756
Unrealized appreciation on forward foreign currency contracts (Note 2)	11,108
Reclaims receivable	4,620
Prepaid expenses and other assets	2,646

Total Assets	199,065,787

Liabilities:
Payable for investments purchased	1,552,558
Payable upon return of securities loaned (Note 2)	2,260,003
Payable for capital shares redeemed	3
Accrued expenses and other payables:
Investment advisory fees	110,579
Fund administration fees	7,594
Distribution fees	26,508
Administrative services fees	20,037
Custodian fees	5,957
Trustee fees	959
Compliance program costs (Note 3)	4,332
Professional fees	13,677
Printing fees	8,785
Other	7,674

Total Liabilities	4,018,666

Net Assets	$195,047,121

Represented by:
Capital	$268,418,216
Accumulated undistributed net investment income	209,792
Accumulated net realized losses from investment, futures and foreign currency transactions	(63,357,919)
Net unrealized appreciation/(depreciation) from investments	(10,234,012)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	11,108
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(64)

Net Assets	$195,047,121

Net Assets:
Class I Shares	$7,490
Class II Shares	127,964,417
Class Y Shares	67,075,214

Total	$195,047,121

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,021
Class II Shares	17,442,350
Class Y Shares	9,143,021

Total	26,586,392

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.34
Class II Shares	$7.34
Class Y Shares	$7.34

*	Includes value of securities on loan of $2,191,860 (Note 2)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Multi-Manager
Mid Cap Value Fund

INVESTMENT INCOME:
Interest income	$1,789
Dividend income	2,128,009
Income from securities lending (Note 2)	14,111
Foreign tax withholding	(8,854)

Total Income	2,135,055

EXPENSES:
Investment advisory fees	637,375
Fund administration fees	41,360
Distribution fees Class II Shares	153,144
Administrative services fees Class I Shares	2
Administrative services fees Class II Shares	23,663
Custodian fees	7,675
Trustee fees	4,053
Compliance program costs (Note 3)	1,307
Professional fees	18,120
Printing fees	19,225
Other	8,114

Total expenses before earnings credit and expenses reimbursed	914,038
Earnings credit (Note 4)	(154)
Expenses reimbursed by Adviser	(43,044)

Net Expenses	870,840

NET INVESTMENT INCOME	1,264,215

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(33,888,661)
Net realized losses from futures transactions	(1,450,001)
Net realized gains from foreign currency transactions (Note 2)	41,632

Net realized losses from investment, futures and foreign currency transactions	(35,297,030)

Net change in unrealized appreciation/(depreciation) from investments	41,952,604
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	29,718
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	296

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	41,982,618

Net realized/unrealized gains from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	6,685,588

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,949,803

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$1,264,215	$1,821,482
Net realized losses from investment, futures and foreign currency transactions	(35,297,030)	(27,846,379)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	41,982,618	(52,205,586)

Change in net assets resulting from operations	7,949,803	(78,230,483)

Distributions to Shareholders From:
Net investment income:
Class I	(49)	(113)
Class II	(682,904)	(1,698,579)
Class Y	(373,540)	(335,269)
Tax return of capital:
Class I	–	(1)
Class II	–	(5,146)
Class Y	–	(3,259)

Change in net assets from shareholder distributions	(1,056,493)	(2,042,367)

Change in net assets from capital transactions	(20,363,383)	288,790,044

Change in net assets	(13,470,073)	208,517,194

Net Assets:
Beginning of period	208,517,194	–

End of period	$195,047,121	$208,517,194

Accumulated undistributed net investment income at end of period	$209,792	$2,070

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,306	$12,335
Dividends reinvested	49	114
Cost of shares redeemed	(9,353)	–

Total Class I	(998)	12,449

Class II Shares
Proceeds from shares issued	3,128,062	259,645,818
Dividends reinvested	682,904	1,703,701
Cost of shares redeemed	(53,693,062)	(13,106,132)

Total Class II	(49,882,096)	248,243,387

Class Y Shares
Proceeds from shares issued	32,326,986	47,395,994
Dividends reinvested	373,540	338,527
Cost of shares redeemed	(3,180,815)	(7,200,313)

Total Class Y	29,519,711	40,534,208

Change in net assets from capital transactions	$(20,363,383)	$288,790,044

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

	NVIT Multi-Manager Mid Cap Value Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,306	1,341
Reinvested	7	16
Redeemed	(1,649)	–

Total Class I Shares	(336)	1,357

Class II Shares
Issued	460,796	26,112,387
Reinvested	100,948	237,507
Redeemed	(7,910,882)	(1,558,406)

Total Class II Shares	(7,349,138)	24,791,488

Class Y Shares
Issued	4,820,317	5,390,476
Reinvested	54,837	46,791
Redeemed	(437,829)	(731,571)

Total Class Y Shares	4,437,325	4,705,696

Total change in shares	(2,912,149)	29,498,541

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net			Net Asset		Net Assets	Expenses to	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Return	Total	Value, End	Total	at End of	Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	of Capital	Distributions	of Period	Return (a)	Period (b)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.07	0.06	0.26	0.32	(0.05)	–	(0.05)	$7.34	4.56%	$7,490	0.85%	1.93%	0.91%	64.86%
Period Ended December 31, 2008 (e)	$10.00	0.11	(2.94)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35%)	$9,595	0.81%	1.58%	0.99%	114.39%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.07	0.05	0.26	0.31	(0.04)	–	(0.04)	$7.34	4.42%	$127,964,417	1.11%	1.39%	1.16%	64.86%
Period Ended December 31, 2008 (e)	$10.00	0.10	(2.94)	(2.84)	(0.09)	–	(0.09)	$7.07	(28.50%)	$175,240,571	1.15%	1.47%	1.21%	114.39%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$7.07	0.06	0.26	0.32	(0.05)	–	(0.05)	$7.34	4.55%	$67,075,214	0.82%	1.75%	0.86%	64.86%
Period Ended December 31, 2008 (e)	$10.00	0.13	(2.96)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35%)	$33,267,028	0.81%	1.95%	0.96%	114.39%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

16 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
		Significant	Level 3 — Significant
	Level 1 — Quoted	Observable Inputs	Unobservable Inputs	Total
Asset Type	Prices Investments	Investments	Investments	Investments

Common Stocks	$189,893,889	$—	$—	$189,893,889

Forward Foreign Currency Contracts	—	11,108	—	11,108

Exchange Traded Funds	771,524	—	—	771,524

Mutual Funds	676,831	—	—	676,831

Repurchase Agreements	—	5,490,428	—	5,490,428

Total	$191,342,244	$5,501,536	$—	$196,843,780

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

Fair Values of Derivative Instruments as of June 30, 2009

Derivatives not	Asset Derivatives		Liability Derivatives
Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation from forward foreign currency contracts	$11,108	Unrealized depreciation from forward foreign currency contracts	$—

Total		$11,108		$—

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not Accounted for as	Forward Foreign
Hedging Instruments Under FAS 133	Currency Contracts

Foreign exchange contracts	$48,007

Total	$48,007

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not Accounted for as	Forward Foreign
Hedging Instruments Under FAS 133	Currency Contracts

Foreign exchange contracts	$29,718

Total	$29,718

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

18 Semiannual Report 2009

The fund values its derivatives at fair value, as described above and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting as prescribed by FAS 133, even for derivatives employed as economic hedges.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

As of June 30, 2009, the Funds had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$2,191,860	$2,260,003

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers

- American Century Investment Management, Inc.

- RiverSource Investments LLC

- Thompson, Siegel & Walmsley LLC

20 Semiannual Report 2009

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.75%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $384,114 for the six months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.81% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$82,427	$43,044

(a) For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2009, NFS received $6,418 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,307.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

22 Semiannual Report 2009

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $109,234,096 and sales of $129,066,166 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$228,170,725	$9,941,365	$(41,279,418)	$(31,338,053)

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

24 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

2009 Semiannual Report 25

Supplemental Information (Continued)
(Unaudited)

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and the Fund’s sub-advisers (i.e., American Century Investment Management, Inc., Riversource Investments, LLC, and Thompson, Siegal & Walmsley LLC), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group. The Trustees noted that, for the three-month period ended September 30, 2008, the Fund underperformed its benchmark, the Russell Mid Cap Value Index, while for the six-month period ended September 30, 2008, the Fund outperformed the benchmark. The Trustees noted that, it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and above the median of its peer group and total expenses for Class II Shares were in the fourth quintile. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

26 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 27

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

28 Semiannual Report 2009

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address of each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2009

NVIT Short Term Bond Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-STB (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Short Term Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Nationwide NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Short Term Bond Fund			01/01/09	06/30/09	01/01/09 - 06/30/09 [a]	01/01/09 - 06/30/09 [a]

Class I	Actual		1,000.00	1,049.10	3.00	0.59
	Hypothetical	[b]	1,000.00	1,021.73	2.96	0.59

Class II	Actual		1,000.00	1,047.90	4.32	0.85
	Hypothetical	[b]	1,000.00	1,020.44	4.27	0.85

Class Y	Actual		1,000.00	1,049.30	2.34	0.46
	Hypothetical	[b]	1,000.00	1,022.38	2.31	0.46

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Short Term Bond Fund
June 30, 2009 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	53.9%
Corporate Bonds	28.5%
Repurchase Agreements	10.4%
Commercial Mortgage Backed Securities	4.7%
Asset-Backed Securities	1.4%
Other assets in excess of liabilities	1.1%

100.0%

Top Industries

Diversified Financial Services	7.8%
Pipelines	2.6%
Beverages	2.4%
Telecommunications	2.3%
Oil & Gas	2.2%
Mining	2.0%
Pharmaceuticals	1.9%
Oil & Gas Services	1.7%
Media	1.7%
Electric	1.5%
Other Industries*	73.9%

100.0%

Top Holdings

United States Treasury Note, 0.88%, 05/31/11	13.1%
Federal Home Loan Banks, 2.25%, 04/13/12	9.6%
Federal Home Loan Banks, 1.13%, 06/03/11	7.9%
Freddie Mac Non Gold Pool, Pool # 1Q0648, 5.83%, 06/01/37	5.3%
United States Treasury Note, 0.88%, 02/28/11	5.2%
Fannie Mae Pool, Pool #747271, 3.76%, 07/01/34	3.2%
Federal National Mortgage Association, 1.75%, 03/23/11	3.2%
Freddie Mac Non Gold Pool, Pool # 1B3601, 5.70%, 10/01/37	2.6%
United States Treasury Note, 2.38%, 08/31/10	2.1%
Fannie Mae Pool, Pool #AA6013, 4.50%, 05/01/39	1.2%
Other Holdings*	46.6%

100.0%

*	For purposes of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 1.4%

	Principal Amount	Market Value

Auto Floor Plan ABS 0.2% (a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 0.42%, 01/15/12	$500,000	$483,566

Credit Card ABS 0.8%
Advanta Business Card Master Trust, Series 2007-A2, Class A2, 5.00%, 03/20/13	225,281	197,684
Golden Credit Card Trust, Series 2008-3, Class A, 1.32%, 07/15/17 (a)	1,000,000	935,625
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	378,054

		1,511,363

Student Loan ABS 0.4% (a)
Access Group, Inc., Series 2002-1, Class A2, 0.79%, 09/25/25	800,687	783,047

Total Asset-Backed Securities (cost $2,862,590)		2,777,976

Commercial Mortgage Backed Securities 4.7%

Diversified Financial Services 4.7%
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.13%, 07/10/42	430,989	429,982
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	569,948
Commercial Mortgage Pass Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34 (b)	975,000	973,238
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 06/10/48	600,000	525,824
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	340,103	347,400
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.26%, 06/15/29 (a)	600,000	551,741
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	324,024
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	720,930
Series 2005-C3, Class A3, 4.65%, 07/15/30	550,000	518,533
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	685,872
Morgan Stanley Capital I
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	842,878
Series 2005-T19, Class A2, 4.73%, 06/12/47	415,000	405,638
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	688,944
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	910,000	835,448
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	512,568

Total Commercial Mortgage Backed Securities (cost $9,409,592)		8,932,968

Corporate Bonds 28.5%

Aerospace & Defense 0.8%
General Dynamics Corp., 1.80%, 07/15/11	1,500,000	1,497,261

Airline 0.5%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.50%, 06/15/11	1,000,000	930,000

Banks 1.5%
Citigroup, Inc., 4.25%, 07/29/09	1,000,000	1,000,580
PNC Funding Corp., 7.50%, 11/01/09	1,000,000	1,013,742
Wells Fargo Capital XIII, 7.70%, 12/29/49 (a)	1,000,000	830,000

		2,844,322

Beverages 2.4%
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14 (b)	1,500,000	1,612,683
Coca-Cola Enterprises, Inc., 3.75%, 03/01/12	1,500,000	1,556,738
SABMiller PLC (b)
6.20%, 07/01/11	655,000	690,701
5.70%, 01/15/14	750,000	730,782

		4,590,904

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Biotechnology 0.3%
Amgen, Inc., 4.00%, 11/18/09	$500,000	$506,785

Computers 0.8%
Hewlett-Packard Co., 2.95%, 08/15/12	1,500,000	1,511,091

Diversified Financial Services 3.1%
American Honda Finance Corp., 6.70%, 10/01/13 (b)	1,000,000	1,008,525
Bear Stearns Cos. LLC (The), 6.95%, 08/10/12	867,000	942,302
Countrywide Financial Corp., 4.50%, 06/15/10	750,000	742,511
General Electric Capital Corp., Series G, 6.13%, 02/22/11	1,500,000	1,572,171
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,022,547
Textron Financial Corp., 5.13%, 11/01/10	750,000	699,440

		5,987,496

Electric 1.5%
Northern States Power Co., 4.75%, 08/01/10	500,000	509,285
Pacific Gas & Electric Co., 4.20%, 03/01/11	750,000	773,938
Pacificorp, 7.00%, 07/15/09	500,000	500,568
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,084,892

		2,868,683

Food 0.8%
General Mills, Inc., 5.65%, 09/10/12	500,000	533,603
Kroger Co. (The), 6.80%, 04/01/11	1,000,000	1,058,661

		1,592,264

Healthcare-Products 1.0%
Covidien International Finance SA, 5.45%, 10/15/12	1,800,000	1,904,072

Insurance 0.9%
Berkshire Hathaway Finance Corp., 4.00%, 04/15/12 (b)	1,000,000	1,033,492
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	749,087

		1,782,579

Media 1.7%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1,500,000	1,710,000
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	790,233
8.25%, 02/14/14	750,000	840,671

		3,340,904

Mining 2.0%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	1,250,000	1,257,834
WMC Finance USA Ltd., 5.13%, 05/15/13	1,550,000	1,608,438
Xstrata Canada Corp., 7.25%, 07/15/12	1,000,000	967,176

		3,833,448

Oil & Gas 2.2%
ConocoPhillips, 4.60%, 01/15/15	1,500,000	1,541,467
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,085,711
XTO Energy, Inc., 5.00%, 08/01/10	1,500,000	1,537,295

		4,164,473

Oil & Gas Services 1.7%
Smith International, Inc., 8.63%, 03/15/14	1,500,000	1,642,097
Weatherford International Ltd., 5.15%, 03/15/13	500,000	498,681
Weatherford International, Ltd., 6.63%, 11/15/11	1,000,000	1,058,617

		3,199,395

Pharmaceuticals 1.9%
Eli Lilly & Co., 3.55%, 03/06/12	1,500,000	1,553,971
Merck & Co., Inc., 1.88%, 06/30/11	2,000,000	2,002,558

		3,556,529

Pipelines 2.6%
DCP Midstream LLC, 7.88%, 08/16/10	1,000,000	1,046,085
Energy Transfer Partners LP, 6.00%, 07/01/13	1,250,000	1,271,640
Enterprise Products Operating LLC, 4.60%, 08/01/12	1,500,000	1,510,260
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	1,000,000	1,048,079

		4,876,064

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Retail 0.5% (a)
CVS Caremark Corp., 2.15%, 09/10/10	$1,000,000	$1,002,667

Telecommunications 2.3%
Bellsouth Capital Funding Corp., 7.75%, 02/15/10	500,000	519,245
BellSouth Corp., 4.95%, 04/26/10 (b)	1,000,000	1,021,609
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	500,000	539,232
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	588,353
Verizon Global Funding Corp., 7.25%, 12/01/10	500,000	532,371
Verizon Wireless Capital LLC, 7.38%, 11/15/13 (b)	1,000,000	1,118,508

		4,319,318

Total Corporate Bonds (cost $52,663,919)		54,308,255

U.S. Government Sponsored & Agency Obligations 53.9%

Fannie Mae Pool
Pool #747271, 3.76%, 07/01/34 (a)	6,015,758	6,185,524
Pool #AA6013, 4.50%, 05/01/39	2,293,952	2,292,137
Federal Home Loan Banks
1.13%, 06/03/11	15,000,000	14,964,960
2.25%, 04/13/12	18,000,000	18,217,026
Federal Home Loan Mortgage Corp., 2.38%, 05/28/10	1,000,000	1,017,078
Federal National Mortgage Association, 1.75%, 03/23/11	6,000,000	6,057,042
Freddie Mac Non Gold Pool
Pool # 1Q0648, 5.83%, 06/01/37	9,572,742	10,068,116
Pool # 1B3601, 5.70%, 10/01/37 (a)	4,724,255	4,887,655
United States Treasury Note
2.38%, 08/31/10	4,000,000	4,082,968
0.88%, 02/28/11	10,000,000	9,993,000
0.88%, 05/31/11	25,000,000	24,910,250

Total U.S. Government Sponsored & Agency Obligations (cost $102,066,272)		102,675,756

Repurchase Agreements 10.4%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $13,259,818, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $13,524,981	13,259,785	13,259,785
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $6,491,484, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $6,621,305	6,491,475	6,491,475

Total Repurchase Agreements (cost $19,751,260)		19,751,260

Total Investments (cost $186,753,633) (c) — 98.9%		188,446,215

Other assets in excess of liabilities — 1.1%		2,084,537

NET ASSETS — 100.0%		$190,530,752

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $8,189,538 which represents 4.30% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd	Limited

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Short Term
Bond Fund

Assets:
Investments, at value (cost $167,002,373)	$168,694,955
Repurchase agreements, at value and cost	19,751,260

Total Investments	188,446,215

Interest and dividends receivable	1,225,952
Receivable for capital shares issued	940,698
Prepaid expenses and other assets	2,321

Total Assets	190,615,186

Liabilities:
Payable for capital shares redeemed	91
Accrued expenses and other payables:
Investment advisory fees	45,620
Fund administration fees	6,623
Distribution fees	7,482
Administrative services fees	2,157
Trustee fees	175
Compliance program costs (Note 3)	2,110
Professional fees	5,924
Printing fees	12,595
Other	1,657

Total Liabilities	84,434

Net Assets	$190,530,752

Represented by:
Capital	$187,158,809
Accumulated undistributed net investment income	875,731
Accumulated net realized gains from investment transactions	803,630
Net unrealized appreciation/ (depreciation) from investments	1,692,582

Net Assets	$190,530,752

Net Assets:
Class I Shares	$784,525
Class II Shares	37,591,105
Class Y Shares	152,155,122

Total	$190,530,752

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	76,929
Class II Shares	3,696,919
Class Y Shares	14,936,140

Total	18,709,988

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.20
Class II Shares	$10.17
Class Y Shares	$10.19

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Short Term
Bond Fund

INVESTMENT INCOME:
Interest income	$2,426,187

Total Income	2,426,187

EXPENSES:
Investment advisory fees	227,070
Fund administration fees	31,620
Distribution fees Class II Shares	36,393
Administrative services fees Class I Shares	207
Administrative services fees Class II Shares	19,974
Custodian fees	1,465
Trustee fees	2,401
Compliance program costs (Note 3)	844
Professional fees	10,911
Printing fees	16,707
Other	6,677

Total expenses before earnings credit	354,269
Earnings credit (Note 4)	(334)

Net Expenses	353,935

NET INVESTMENT INCOME	2,072,252

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	281,345
Net change in unrealized appreciation/(depreciation) from investments	3,868,578

Net realized/unrealized gains from investments	4,149,923

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,222,175

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund

	Six Months Ended	Period Ended
	June 30, 2009 (Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$2,072,252	$1,424,176
Net realized gains from investment transactions	281,345	537,980
Net change in unrealized appreciation/(depreciation) from investments	3,868,578	(2,175,996)

Change in net assets resulting from operations	6,222,175	(213,840)

Distributions to Shareholders From:
Net investment income:
Class I	(5,088)	(167)
Class II	(228,620)	(221,187)
Class Y	(967,884)	(1,213,744)

Change in net assets from shareholder distributions	(1,201,592)	(1,435,098)

Change in net assets from capital transactions	92,063,813	95,095,294

Change in net assets	97,084,396	93,446,356

Net Assets:
Beginning of period	93,446,356	–

End of period	$190,530,752	$93,446,356

Accumulated undistributed net investment income at end of period	$875,731	$5,071

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$768,269	$10,000
Dividends reinvested	5,088	167
Cost of shares redeemed	(13,318)	–

Total Class I	760,039	10,167

Class II Shares
Proceeds from shares issued	23,745,069	21,931,307
Dividends reinvested	228,620	221,187
Cost of shares redeemed	(6,987,173)	(2,453,102)

Total Class II	16,986,516	19,699,392

Class Y Shares
Proceeds from shares issued	84,208,648	100,593,345
Dividends reinvested	967,884	1,213,744
Cost of shares redeemed	(10,859,274)	(26,421,354)

Total Class Y	74,317,258	75,385,735

Change in net assets from capital transactions	$92,063,813	$95,095,294

SHARE TRANSACTIONS:
Class I Shares
Issued	76,735	1,000
Reinvested	504	17
Redeemed	(1,327)	–

Total Class I Shares	75,912	1,017

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

	NVIT Short Term Bond Fund

	Six Months Ended	Period Ended
	June 30, 2009 (Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	$2,382,681	$2,220,891
Reinvested	22,771	22,681
Redeemed	(704,200)	(247,905)

Total Class II Shares	1,701,252	1,995,667

Class Y Shares
Issued	8,381,723	10,124,120
Reinvested	96,071	123,839
Redeemed	(1,094,777)	(2,694,836)

Total Class Y Shares	7,383,017	7,553,123

Total change in shares	9,160,181	9,549,807)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value,	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	End of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.80	0.15	0.33	0.48	(0.08)	(0.08)	$10.20	4.91%	$784,525	0.59%	2.93%	0.59%	95.98%
Period Ended December 31, 2008 (e)(f)	$10.00	0.22	(0.25)	(0.03)	(0.17)	(0.17)	$9.80	(0.34%)	$9,967	0.50%	2.94%	0.53%	88.81%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.77	0.14	0.33	0.47	(0.07)	(0.07)	$10.17	4.79%	$37,591,105	0.85%	2.90%	0.85%	95.98%
Period Ended December 31, 2008 (e)(f)	$10.00	0.22	(0.29)	(0.07)	(0.16)	(0.16)	$9.77	(0.67%)	$19,505,830	0.89%	2.92%	0.92%	88.81%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.79	0.16	0.32	0.48	(0.08)	(0.08)	$10.19	4.93%	$152,155,122	0.46%	3.27%	0.46%	95.98%
Period Ended December 31, 2008 (e)(f)	$10.00	0.24	(0.27)	(0.03)	(0.18)	(0.18)	$9.79	(0.33%)	$73,930,559	0.50%	3.10%	0.52%	88.81%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

14 Semiannual Report 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Asset-Backed Securities	$—	$2,777,976	$—	$2,777,976

Commercial Mortgage Backed Securities	—	8,932,968	—	8,932,968

Corporate Bonds	—	54,308,255	—	54,308,255

U.S. Government Sponsored & Agency Obligatons	—	102,675,756	—	102,675,756

Repurchase Agreements	—	19,751,260	—	19,751,260

Total	$—	$188,446,215	$—	$188,446,215

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary

16 Semiannual Report 2009

of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.35%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $58,892 for the six months ended June 30, 2009.

NFA and the Trust have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for all share classes of the fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$10,295	$—

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $19,978 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $844.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or

18 Semiannual Report 2009

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $192,788,464 and sales of $111,824,698 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $103,846,038 and sales of $19,187,512 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

186,753,633	2,618,062	(925,480)	1,692,582

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

20 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management, LLC, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group, but that the Fund underperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the second quintile of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

NVIT Core Bond Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CB (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Core Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Core Bond Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,051.60	3.35	0.66
	Hypothetical	[b]	1,000.00	1,021.39	3.30	0.66

Class II	Actual		1,000.00	1,049.70	4.62	0.91
	Hypothetical	[b]	1,000.00	1,020.14	4.57	0.91

Class Y	Actual		1,000.00	1,051.10	2.59	0.51
	Hypothetical	[b]	1,000.00	1,022.13	2.56	0.51

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Core Bond Fund
June 30, 2009 (Unaudited)

Asset Allocation

Corporate Bonds	38.4%
U.S. Government Sponsored & Agency Obligations	29.1%
Repurchase Agreements	18.7%
U.S. Government Mortgage Backed Agencies	10.7%
Yankee Dollars	5.1%
Commercial Mortgage Backed Securities	4.7%
Asset-Backed Securities	1.5%
Liabilities in excess of other assets	(8	.2)%

	100.0%

Top Industries

Diversified Financial Services	8.9%
Telecommunications	7.4%
Electric	4.3%
Oil & Gas Services	3.7%
Pharmaceuticals	3.6%
Oil & Gas	3.0%
Banks	2.9%
Mining	2.1%
Software	1.7%
Media	1.6%
Other Industries*	60.8%

100.0%

Top Holdings

Federal Farm Credit Bank, 2.00%, 01/17/12	5.7%
Fannie Mae Pool, Pool #AA6013, 4.5%, 05/01/39	5.6%
Federal Home Loan Mortgage Corp., 2.19%, 03/15/12	5.5%
Federal National Mortgage Association TBA, 4.00%, 08/01/39	5.5%
Freddie Mac Pool, Pool #A85748, 5.00%, 04/01/39	5.2%
United States Treasury Note, 0.88%, 05/31/11	2.9%
Pooled Funding Trust II, 2.63%, 03/30/12	2.9%
Smith International, Inc., 9.75%, 03/15/19	2.0%
U.S. Treasury Inflation Index Notes, 2.13%, 01/15/19	1.7%
Telefonica Emisiones SAU, 4.95%, 01/15/15	1.7%
Other Holdings*	61.3%

100.0%

*	For purposes of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 1.5%

	Principal Amount	Market Value

Auto Floor Plan Asset-Backed Securities 0.3% (a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 0.42%, 01/15/12	$500,000	$483,565

Credit Card Asset-Backed Securities 0.8%
Golden Credit Card Trust, Series 2008-3, Class A, 1.32%, 07/15/17 (b) (a)	1,000,000	935,625
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	378,054

		1,313,679

Student Loan Asset-Backed Securities 0.4% (a)
Access Group, Inc., Series 2002-1, Class A2, 0.79%, 09/25/25	800,687	783,047

Total Asset-Backed Securities (cost $2,637,975)		2,580,291

Commercial Mortgage Backed Securities 4.7%

Diversified Financial Services 4.7%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3, 4.13%, 07/10/42	430,989	429,982
Series 2005-2, Class AM, 4.91%, 07/10/43	700,000	440,376
Bear Stearns Commercial Mortgage Securities
Series 2006-T22, Class AM, 5.63%, 04/12/38 (a)	500,000	257,150
Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	569,948
Commercial Mortgage Pass Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34 (b)	375,000	374,322
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	394,949
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.81%, 08/10/45 (a)	600,000	453,402
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	340,104	347,400
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	310,340
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.26%, 06/15/29 (a)	600,000	551,741
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	324,025
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	685,872
Series 2008-C1, Class A2, 6.32%, 04/15/41 (a)	500,000	409,101
Morgan Stanley Capital I
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	842,878
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	688,944
Series 2005-T19, Class AJ, 4.99%, 06/12/47	1,000,000	531,520
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	512,568

Total Commercial Mortgage Backed Securities (cost $9,927,415)		8,124,518

Corporate Bonds 38.4%

Aerospace & Defense 0.6%
General Dynamics Corp., 5.25%, 02/01/14	1,000,000	1,068,472

Airlines 1.3%
American Airlines Pass Through Trust 2003-01, 3.86%, 07/09/10	1,083,078	1,016,122
Continental Airlines, Inc.
7.49%, 10/02/10	1,000,000	950,000
7.71%, 04/02/21	330,017	268,964

		2,235,086

Banks 1.2% (a)
Bank of America Corp., 8.00%, 12/29/49	500,000	417,580
JPMorgan Chase & Co., 7.88%, 04/29/49	1,000,000	875,100
Wells Fargo Capital XIII, 7.70%, 12/29/49	1,000,000	830,000

		2,122,680

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Beverages 1.7% (b)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	$1,500,000	$1,640,484
SABMiller PLC, 6.50%, 07/15/18	1,250,000	1,291,284

		2,931,768

Diversified Financial Services 4.2%
American Honda Finance Corp., 6.70%, 10/01/13 (b)	1,000,000	1,008,525
BP Capital Markets PLC, 5.25%, 11/07/13	1,000,000	1,073,311
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,022,547
John Deere Capital Corp., 4.50%, 04/03/13	500,000	510,096
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	1,000,000	1,253,823
Textron Financial Corp., 5.13%, 11/01/10	750,000	699,440
Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (b)	2,000,000	1,792,314

		7,360,056

Electric 4.3%
FPL Group Capital, Inc., 7.88%, 12/15/15	1,000,000	1,185,591
Ohio Power Co., 5.75%, 09/01/13	1,000,000	1,046,494
Pacific Gas & Electric Co., 6.25%, 12/01/13	1,000,000	1,098,085
PacifiCorp, 5.65%, 07/15/18	1,500,000	1,595,754
Public Service Co. of Colorado, 4.88%, 03/01/13	500,000	520,607
Public Service Electric & Gas Co., Series F, 6.33%, 11/01/13	1,000,000	1,093,262
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,084,892

		7,624,685

Food 0.6%
General Mills, Inc., 5.20%, 03/17/15	1,000,000	1,054,410

Healthcare-Products 0.6%
Covidien International Finance SA, 6.55%, 10/15/37	1,000,000	1,107,552

Insurance 0.4%
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	749,087

Media 1.6%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1,250,000	1,425,000
Time Warner Cable, Inc., 8.25%, 02/14/14	1,250,000	1,401,118

		2,826,118

Mining 2.1%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	1,250,000	1,257,834
WMC Finance USA Ltd., 5.13%, 05/15/13	1,250,000	1,297,127
Xstrata Canada Corp., 7.25%, 07/15/12	1,170,000	1,131,596

		3,686,557

Miscellaneous Manufacturing 0.6%
General Electric Co., 5.25%, 12/06/17	1,000,000	982,045

Oil & Gas 3.0%
ConocoPhillips, 5.75%, 02/01/19	1,500,000	1,576,523
Devon Energy Corp., 5.63%, 01/15/14	1,500,000	1,580,287
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,085,711
Sunoco Logistics Partners Operations LP, 8.75%, 02/15/14	1,000,000	1,074,279

		5,316,800

Oil & Gas Services 3.7%
Halliburton Co., 6.15%, 09/15/19	1,500,000	1,623,837
Smith International, Inc., 9.75%, 03/15/19	3,000,000	3,465,243
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,450,735

		6,539,815

Pharmaceuticals 3.6%
Abbott Laboratories, 5.13%, 04/01/19	1,500,000	1,544,445
Merck & Co., Inc., 5.00%, 06/30/19	2,000,000	2,025,060
Novartis Securities Investment Ltd., 5.13%, 02/10/19	1,500,000	1,534,629
Pfizer, Inc., 7.20%, 03/15/39	1,000,000	1,187,411

		6,291,545

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Pipelines 1.3%
Energy Transfer Partners LP, 6.00%, 07/01/13	$1,250,000	$1,271,640
Northwest Pipeline GP, 6.05%, 06/15/18	1,000,000	1,001,937

		2,273,577

Retail 0.5% (b)
CVS Pass-Through Trust, 6.94%, 01/10/30	971,630	879,160

Software 1.7%
Oracle Corp., 5.00%, 07/08/19	3,000,000	2,988,810

Telecommunications 4.7%
AT&T, Inc., 4.95%, 01/15/13	1,000,000	1,040,006
France Telecom SA, 5.38%, 07/08/19	3,000,000	3,021,690
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	500,000	539,232
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	588,353
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	2,979,333

		8,168,614

Transportation 0.7%
Union Pacific Corp., 7.88%, 01/15/19	1,000,000	1,144,684

Total Corporate Bonds (cost $64,193,703)		67,351,521

U.S. Government Sponsored & Agency Obligations 29.1%

Fannie Mae Pool,
Pool #AA6013, 4.50%, 05/01/39	9,774,228	9,766,497
Federal Farm Credit Bank, 2.00%, 01/17/12	10,000,000	10,081,750
Federal Home Loan Mortgage Corp.
5.75%, 01/15/12	2,500,000	2,758,077
2.19%, 03/15/12 (c)	10,439,000	9,700,127
Federal National Mortgage Association, 3.25%, 04/09/13	2,500,000	2,595,730
Pooled Funding Trust II, 2.63%, 03/30/12, FDIC Backed (b)	5,000,000	5,007,875
U.S. Treasury Inflation Index Notes, 2.13%, 01/15/19	3,000,000	3,077,367
U.S. Treasury Notes
1.75%, 03/31/14	1,430,000	1,383,079
2.75%, 02/15/19	750,000	702,420
United States Treasury Note
0.88%, 05/31/11	5,100,000	5,081,691
2.00%, 11/30/13	900,000	886,781

Total U.S. Government Sponsored & Agency Obligations (cost $51,342,681)		51,041,394

U.S. Government Mortgage Backed Agencies 10.7%

Federal National Mortgage Association TBA, 4.00%, 08/01/39	10,000,000	9,663,281
Freddie Mac Pool,
Pool #A85748, 5.00%, 04/01/39	8,973,384	9,138,481

Total U.S. Government Mortgage Backed Agencies (cost $18,848,234)		18,801,762

Yankee Dollars 5.1%

Banks 1.7% (b)
Svenska Handelsbanken AB, 4.88%, 06/10/14	3,000,000	2,969,772

Chemicals 0.7%
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	1,135,000	1,166,130

Telecommunications 2.7%
Telecom Italia Capital SA, 7.18%, 06/18/19	1,750,000	1,773,966
Telefonica Emisiones SAU, 4.95%, 01/15/15	3,000,000	3,049,362

		4,823,328

Total Yankee Dollars (cost $8,822,640)		8,959,230

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Core Bond Fund (Continued)

Repurchase Agreements 18.7%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $22,001,317, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $22,441,287	$22,001,262	$22,001,262
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $10,770,975, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $10,986,379	10,770,960	10,770,960

Total Repurchase Agreements (cost $32,772,222)		32,772,222

Total Investments (cost $188,544,870) (d) — 108.2%		189,630,938

Liabilities in excess of other assets — (8.2)%		(14,391,171)

NET ASSETS — 100.0%		$175,239,767

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $15,899,361 which represents 9.07% of net assets.

(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(d)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

LP	Limited Partnership

Ltd	Limited

PLC	Public Limited Company

SA	Stock Company

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Core
Bond Fund

Assets:
Investments, at value (cost $155,772,648)	$156,858,716
Repurchase agreements, at value and cost	32,772,222

Total Investments	189,630,938

Interest and dividends receivable	1,541,794
Receivable for capital shares issued	1,548,545
Receivable for investments sold	3,022,771
Prepaid expenses and other assets	2,051

Total Assets	195,746,099

Liabilities:
Payable for investments purchased	20,355,390
Interest payable	29,767
Payable for capital shares redeemed	62
Accrued expenses and other payables:
Investment advisory fees	82,778
Fund administration fees	5,987
Distribution fees	1,570
Administrative services fees	1,462
Custodian fees	123
Trustee fees	143
Compliance program costs (Note 3)	2,129
Professional fees	4,973
Printing fees	20,510
Other	1,438

Total Liabilities	20,506,332

Net Assets	$175,239,767

Represented by:
Capital	$171,789,651
Accumulated undistributed net investment income	1,088,212
Accumulated net realized gains from investment transactions	1,275,836
Net unrealized appreciation/ (depreciation) from investments	1,086,068

Net Assets	$175,239,767

Net Assets:
Class I Shares	$5,111,290
Class II Shares	8,553,876
Class Y Shares	161,574,601

Total	$175,239,767

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	506,558
Class II Shares	850,344
Class Y Shares	16,023,843

Total	17,380,745

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.09
Class II Shares	$10.06
Class Y Shares	$10.08

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Core
Bond Fund

INVESTMENT INCOME:
Interest income	$2,807,996

Total Income	2,807,996

EXPENSES:
Investment advisory fees	233,450
Fund administration fees	28,435
Distribution fees Class II Shares	7,148
Administrative services fees Class I Shares	2,945
Administrative services fees Class II Shares	4,307
Custodian fees	1,428
Trustee fees	2,159
Compliance program costs (Note 3)	748
Professional fees	9,898
Printing fees	14,754
Other	7,875

Total expenses before earnings credit	313,147
Earnings credit (Note 4)	(126)

Net Expenses	313,021

NET INVESTMENT INCOME	2,494,975

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	610,549
Net change in unrealized appreciation/(depreciation) from investments	3,326,252

Net realized/unrealized gains from investments	3,936,801

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,431,776

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Core Bond Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$2,494,975	$1,987,891
Net realized gains from investment transactions	610,549	663,041
Net change in unrealized appreciation/(depreciation) from investments	3,326,252	(2,240,184)

Change in net assets resulting from operations	6,431,776	410,748

Distributions to Shareholders From:
Net investment income:
Class I	(45,789)	(38,079)
Class II	(63,725)	(49,299)
Class Y	(1,305,976)	(1,889,571)

Change in net assets from shareholder distributions	(1,415,490)	(1,976,949)

Change in net assets from capital transactions	86,213,243	85,576,439

Change in net assets	91,229,529	84,010,238

Net Assets:
Beginning of period	84,010,238	–

End of period	$175,239,767	$84,010,238

Accumulated undistributed net investment income at end of period	$1,088,212	$8,727

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,903,168	$3,556,528
Dividends reinvested	45,789	38,079
Cost of shares redeemed	(1,158,192)	(1,436,906)

Total Class I	2,790,765	2,157,701

Class II Shares
Proceeds from shares issued	6,576,095	3,083,327
Dividends reinvested	63,725	49,299
Cost of shares redeemed	(1,222,261)	(228,920)

Total Class II	5,417,559	2,903,706

Class Y Shares
Proceeds from shares issued	87,425,728	107,479,627
Dividends reinvested	1,305,976	1,889,571
Cost of shares redeemed	(10,726,785)	(28,854,166)

Total Class Y	78,004,919	80,515,032

Change in net assets from capital transactions	$86,213,243	$85,576,439

SHARE TRANSACTIONS:
Class I Shares
Issued	397,024	365,600
Reinvested	4,625	3,944
Redeemed	(117,681)	(146,954)

Total Class I Shares	283,968	222,590

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	669,052	317,933
Reinvested	6,454	5,111
Redeemed	(124,463)	(23,743)

Total Class II Shares	551,043	299,301

Class Y Shares
Issued	8,837,134	10,956,837
Reinvested	131,765	195,292
Redeemed	(1,095,968)	(3,001,217)

Total Class Y Shares	7,872,931	8,150,912

Total change in shares	8,707,942	8,672,803

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
	Net Asset		and								Ratio of Net	Expenses
	Value,		Unrealized							Ratio of	Investment	(Prior to
	Beginning	Net	Gains		Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	of	Investment	(Losses) from	Total from	Investment	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.69	0.20	0.30	0.50	(0.10)	(0.10)	$10.09	5.16%	$5,111,290	0.66%	4.13%	0.66%	39.33%
Period Ended December 31, 2008 (e)(f)	$10.00	0.34	(0.41)	(0.07)	(0.24)	(0.24)	$9.69	(0.65%)	$2,157,895	0.69%	4.60%	0.77%	88.25%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.67	0.19	0.29	0.48	(0.09)	(0.09)	$10.06	4.97%	$8,553,876	0.91%	3.88%	0.91%	39.33%
Period Ended December 31, 2008 (e)(f)	$10.00	0.32	(0.41)	(0.09)	(0.24)	(0.24)	$9.67	(0.87%)	$2,893,560	0.94%	4.41%	1.01%	88.25%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$9.69	0.21	0.28	0.49	(0.10)	(0.10)	$10.08	5.11%	$161,574,601	0.51%	4.28%	0.51%	39.33%
Period Ended December 31, 2008 (e) (f)	$10.00	0.33	(0.39)	(0.06)	(0.25)	(0.25)	$9.69	(0.56%)	$78,958,783	0.55%	4.44%	0.62%	88.25%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

14 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Asset-Backed Securities	$—	$2,580,291	$—	$2,580,291

Commercial Mortgage Backed Securities	—	8,124,518	—	8,124,518

Corporate Bonds	—	67,351,521	—	67,351,521

U.S. Government Sponsored & Agency Obligatons	—	51,041,394	—	51,041,394

U.S. Government Mortgage Backed Agencies	—	18,801,762	—	18,801,762

Yankee Dollars	—	8,959,230	—	8,959,230

Repurchase Agreements	—	32,772,222	—	32,772,222

Total	$—	$189,630,938	$—	$189,630,938

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

16 Semiannual Report 2009

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.40%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $79,611 for the six months ended June 30, 2009.

NFA and the Trust have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$32,882	$—

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

18 Semiannual Report 2009

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $6,328 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $748.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $117,254,859 and sales of $42,922,729 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $26,278,877 and sales of $8,995,430 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

20 Semiannual Report 2009

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$188,544,870	$3,942,480	$(2,856,412)	$1,086,068

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

he Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 21

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

22 Semiannual Report 2009

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management, LLC, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group, but that the Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the second quintile of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 23

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

24 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406 (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

26 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 27

Van Kampen NVIT Real Estate Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

20	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-RE (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Van Kampen NVIT Real Estate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Van Kampen NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Real Estate Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	919.80	4.76	1.00
	Hypothetical	[b]	1,000.00	1,019.70	5.02	1.00

Class II	Actual		1,000.00	917.30	5.94	1.25
	Hypothetical	[b]	1,000.00	1,018.46	6.28	1.25

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Van Kampen NVIT Real Estate Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	95.0%
Repurchase Agreements	5.2%
Liabilities in excess of other assets	(0	.2)%

	100.0%

Top Industries

Real Estate Investment Trusts	84.3%
Real Estate Management & Development	5.9%
Hotels, Restaurants & Leisure	4.0%
Health Care Providers & Services	0.8%
Other Industries*	5.0%

100.0%

Top Holdings

Simon Property Group, Inc.	9.9%
Equity Residential	6.8%
AvalonBay Communities, Inc.	6.0%
Public Storage	5.8%
Vornado Realty Trust	5.4%
Boston Properties, Inc.	4.7%
Regency Centers Corp.	4.1%
Federal Realty Investment Trust	3.9%
Brookfield Properties Corp.	3.8%
Starwood Hotels & Resorts Worldwide, Inc.	3.8%
Other Holdings*	45.8%

100.0%

*	For purposes of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Van Kampen NVIT Real Estate Fund

Common Stocks 95.0%

	Shares	Market Value

Health Care Providers & Services 0.8%
Assisted Living Concepts, Inc., Class A*	2,978	$43,336
Capital Senior Living Corp.*	3,124	14,214

		57,550

Hotels, Restaurants & Leisure 4.0%
Morgans Hotel Group Co.*	3,426	13,121
Starwood Hotels & Resorts Worldwide, Inc.	12,868	285,670

		298,791

Real Estate Investment Trusts 84.3%
Acadia Realty Trust	9,194	119,982
AMB Property Corp.	4,136	77,798
AvalonBay Communities, Inc.	8,012	448,191
Boston Properties, Inc.	7,428	354,315
Camden Property Trust	5,822	160,687
Care Investment Trust, Inc.	786	4,087
DCT Industrial Trust, Inc.	8,383	34,203
DiamondRock Hospitality Co.	3,477	21,766
Digital Realty Trust, Inc.	770	27,604
Duke Realty Corp.	4,460	39,114
Equity Lifestyle Properties, Inc.	4,187	155,673
Equity Residential	22,964	510,490
Essex Property Trust, Inc.	30	1,867
Federal Realty Investment Trust	5,717	294,540
HCP, Inc.	12,519	265,278
Healthcare Realty Trust, Inc.	11,327	190,633
Highwoods Properties, Inc.	1,486	33,242
Host Hotels & Resorts, Inc.	29,793	249,963
Kilroy Realty Corp.	2,020	41,491
Kite Realty Group Trust	3,900	11,388
Liberty Property Trust	7,003	161,349
LTC Properties, Inc.	490	10,020
Mack-Cali Realty Corp.	6,342	144,598
Nationwide Health Properties, Inc.	1,040	26,770
Plum Creek Timber Co., Inc.	8,377	249,467
Post Properties, Inc.	8,568	115,154
PS Business Parks, Inc.	1,195	57,886
Public Storage	6,649	435,376
Ramco-Gershenson Properties Trust	176	1,762
Rayonier, Inc.	500	18,175
Regency Centers Corp.	8,768	306,091
Senior Housing Properties Trust	15,703	256,273
Simon Property Group, Inc.	14,469	744,141
Sovran Self Storage, Inc.	2,521	62,017
Taubman Centers, Inc.	2,336	62,745
Ventas, Inc.	7,590	226,637
Vornado Realty Trust	9,028	406,531
Weingarten Realty Investors	790	11,463

		6,338,767

Real Estate Management & Development 5.9%
Brookfield Properties Corp.	36,201	288,522
Forest City Enterprises, Inc., Class A	23,870	157,542

		446,064

Total Common Stocks (cost $9,162,869)		7,141,172

Repurchase Agreements 5.2%

	Principal	Market
	Amount	Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $265,121, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $270,422	$265,120	$265,120
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $129,792, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $132,388	129,792	129,792

Total Repurchase Agreements (cost $394,912)		394,912

Total Investments (cost $9,557,781) (a) — 100.2%		7,536,084

Other assets in excess of liabilities — (0.2)%		(15,432)

NET ASSETS — 100.0%		$7,520,652

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Van Kampen NVIT
Real Estate Fund

Assets:
Investments, at value (cost $9,162,869)	$7,141,172
Repurchase agreements, at value and cost	394,912

Total Investments	7,536,084

Cash	4,720
Interest and dividends receivable	36,262
Receivable for capital shares issued	33,875
Receivable for investments sold	1,660
Prepaid expenses and other assets	75

Total Assets	7,612,676

Liabilities:
Payable for investments purchased	82,422
Payable for capital shares redeemed	221
Accrued expenses and other payables:
Investment advisory fees	4,729
Fund administration fees	286
Distribution fees	649
Administrative services fees	1,754
Custodian fees	9
Trustee fees	14
Compliance program costs (Note 3)	100
Professional fees	1,127
Printing fees	170
Other	543

Total Liabilities	92,024

Net Assets	$7,520,652

Represented by:
Capital	$11,054,667
Accumulated undistributed net investment income	104,396
Accumulated net realized losses from investment transactions	(1,616,714)
Net unrealized appreciation/(depreciation) from investments	(2,021,697)

Net Assets	$7,520,652

Net Assets:
Class I Shares	$4,246,297
Class II Shares	3,274,355

Total	$7,520,652

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	818,529
Class II Shares	633,032

Total	1,451,561

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$5.19
Class II Shares	$5.17

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Van Kampen NVIT
Real Estate Fund

INVESTMENT INCOME:
Interest income	$63
Dividend income	187,021
Foreign tax withholding	(459)

Total Income	186,625

EXPENSES:
Investment advisory fees	19,359
Fund administration fees	1,330
Distribution fees Class II Shares	2,716
Administrative services fees Class I Shares	2,521
Administrative services fees Class II Shares	1,635
Custodian fees	185
Trustee fees	112
Compliance program costs (Note 3)	41
Professional fees	1,312
Printing fees	6,165
Other	1,558

Total expenses before earnings credit and expenses reimbursed	36,934
Earnings credit (Note 4)	(3)
Expenses reimbursed by Adviser	(6,511)

Net Expenses	30,420

NET INVESTMENT INCOME	156,205

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,021,063)
Net change in unrealized appreciation/(depreciation) from investments	534,649

Net realized/unrealized losses from investments	(486,414)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(330,209)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statements of Changes in Net Assets

	Van Kampen NVIT Real Estate Fund

	Six Months Ended	Period Ended
	June 30, 2009	December 31, 2008 (a)
	(Unaudited)
Operations:
Net investment income	$156,205	$82,742
Net realized losses from investment transactions	(1,021,063)	(595,651)
Net change in unrealized appreciation/(depreciation) from investments	534,649	(2,556,346)

Change in net assets resulting from operations	(330,209)	(3,069,255)

Distributions to Shareholders From:
Net investment income:
Class I	(33,859)	(60,222)
Class II	(17,950)	(22,629)
Tax return of capital:
Class I	–	(64,889)
Class II	–	(28,533)

Change in net assets from shareholder distributions	(51,809)	(176,273)

Change in net assets from capital transactions	2,327,149	8,821,049

Change in net assets	1,945,131	5,575,521

Net Assets:
Beginning of period	5,575,521	–

End of period	$7,520,652	$5,575,521

Accumulated undistributed net investment income at end of period	$104,396	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,239,855	$7,055,444
Dividends reinvested	33,859	125,111
Cost of shares redeemed	(1,478,841)	(1,203,319)

Total Class I	794,873	5,977,236

Class II Shares
Proceeds from shares issued	2,031,946	3,201,109
Dividends reinvested	17,950	51,162
Cost of shares redeemed	(517,620)	(408,458)

Total Class II	1,532,276	2,843,813

Change in net assets from capital transactions	$2,327,149	$8,821,049

SHARE TRANSACTIONS:
Class I Shares
Issued	460,918	789,164
Reinvested	7,838	20,660
Redeemed	(312,126)	(147,925)

Total Class I Shares	156,630	661,899

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

	Van Kampen NVIT Real Estate Fund

	Six Months Ended	Period Ended
	June 30, 2009	December 31, 2008 (a)
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	429,075	362,430
Reinvested	4,165	8,692
Redeemed	(116,477)	(54,853)

Total Class II Shares	316,763	316,269

Total change in shares	473,393	978,168

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008. The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Van Kampen NVIT Real Estate Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$5.71	0.15	(0.62)	(0.47)	(0.05)	–	(0.05)	$5.19	(8.02%)	$4,246,297	1.00%	6.65%	1.22%	15.86%
Period Ended December 31, 2008 (e)	$10.00	0.12	(4.19)	(4.07)	(0.12)	(0.10)	(0.22)	$5.71	(40.88%)	$3,776,313	0.89%	2.20%	1.33%	19.78%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$5.69	0.09	(0.56)	(0.47)	(0.05)	–	(0.05)	$5.17	(8.27%)	$3,274,355	1.25%	4.07%	1.51%	15.86%
Period Ended December 31, 2008 (e)	$10.00	0.12	(4.22)	(4.10)	(0.11)	(0.10)	(0.21)	$5.69	(41.07%)	$1,799,208	1.24%	2.62%	1.52%	19.78%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen NVIT Real Estate Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$7,141,172	$—	$—	$7,141,172

Repurchase Agreements	—	394,912	—	394,912

Total	$7,141,172	$394,912	$—	$7,536,084

Amounts designated as “—” are zero.

12 Semiannual Report 2009

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.70%

14 Semiannual Report 2009

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $11,560 for the six months ended June 30, 2009.

NFA and the Trust have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.85% for all share classes of the fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$14,613	$6,511

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $2,767 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $41.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $3,329,645 and sales of $864,153 (excluding short-term securities).

16 Semiannual Report 2009

6. Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments. Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$10,141,144	$91,556	$(2,696,616)	$(2,605,060)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 17

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

     (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-adviser (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”) and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

18 Semiannual Report 2009

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

     (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Van Kampen Asset Management, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group and the Fund underperformed its benchmark, the NAREIT Index. In this regard, it was noted that the Fund’s performance had rebounded relative to its benchmark over more recent periods. The Trustees also noted that, it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the second quintile of its peer group, while the Fund’s total expenses for Class II shares was in the fourth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

2009 Semiannual Report 19

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

20 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 23

NVIT Core Plus Bond Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CPB (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Core Plus Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
NVIT Core Plus			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Bond Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,074.50	3.60	0.70%
	Hypothetical	[b]	1,000.00	1,021.19	3.51	0.70%

Class II	Actual		1,000.00	1,073.60	4.88	0.95%
	Hypothetical	[b]	1,000.00	1,019.95	4.77	0.95%

Class Y	Actual		1,000.00	1,075.20	2.83	0.55%
	Hypothetical	[b]	1,000.00	1,021.93	2.76	0.55%

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Core Plus Bond Fund
June 30, 2009 (Unaudited)

Asset Allocation

Corporate Bonds	36.6%
U.S. Government Mortgage Backed Agencies	28.5%
U.S. Government Sponsored & Agency Obligations	22.3%
Commercial Mortgage Backed Securities	9.9%
Repurchase Agreements	7.3%
Yankee Dollars	2.5%
Sovereign Bonds	1.8%
Asset-Backed Securities	0.1%
Liabilities in excess of other assets	(9	.0)%

	100.0%

Top Holdings

United States Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	7.6%
U.S. Treasury Bonds, 8.13%, 08/15/19	4.0%
CDX North America High Yield, 8.88%, 06/29/13	3.8%
Federal Home Loan Mortgage Corp. TBA, 5.50%, 07/13/39	2.9%
Federal National Mortgage Association TBA, 5.50%, 07/13/39	2.8%
Federal Home Loan Banks, 10/30/09	2.7%
Federal Home Loan Mortgage Corp. TBA, 5.00%, 08/15/37	2.2%
Federal Home Loan Banks, 0.31%, 12/31/09	2.1%
Federal Home Loan Banks, 0.34%, 01/05/10	1.8%
Fannie Mae Pool, Pool #986264, 5.50%, 07/01/38	1.4%
Other Holdings*	68.7%

100.0%

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Security 0.1% (a)

	Principal Amount	Market Value

Student Loan ABS 0.1%
SLM Student Loan Trust, Series 2008-6, Class A1, 1.49%, 10/27/14	$89,185	$88,749

Total Asset-Backed Securities (cost $89,185)		88,749

Commercial Mortgage Backed Securities 9.9%

Banks 4.9%
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44	750,000	595,532
Series 2006-4, Class A4, 5.63%, 07/10/46	1,500,000	1,183,630
Series 2006-5, Class A4, 5.41%, 09/10/47(a)	1,795,000	1,431,242
Series 2007-3, Class A4, 5.66%, 06/10/49(a)	295,000	208,757
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	750,000	567,090
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	465,000	425,311
Series 2006-CB14, Class ASB, 5.51%, 12/12/44	775,000	725,456
Series 2006-LDP7, Class A4, 6.07%, 04/15/45 (a)	580,000	492,285
Series 2006-LDP9, Class A1S, 5.28%, 05/15/47 (a)	136,543	126,315
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	415,000	313,767
Series 2007-CB18, Class A4, 5.44%, 06/12/47	1,100,000	828,306
Series 2007-LD11, Class A4, 6.01%, 06/15/49 (a)	805,000	614,726
Series 2007-CB20, Class A4, 5.79%, 02/12/51	200,000	149,403
Series 2008-C2, Class ASB, 6.13%, 02/12/51 (a)	205,000	177,189
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	200,000	149,774
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class A4, 5.51%, 04/15/47	100,000	66,325
Series 2007-C33, Class A2, 5.86%, 02/15/51 (a)	250,000	227,974

		8,283,082

Diversified Financial Services 5.0%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.22%, 09/10/17 (a)	700,000	519,031
Credit Suisse Mortgage Capital Certificates (a)
Series 2007-C4, Class A4, 5.81%, 09/15/39	1,210,000	825,113
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	151,378
Series 2007-C2, Class A2, 5.45%, 01/15/49	350,000	322,601
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A3, 5.12%, 08/15/38 (a)	200,000	176,423
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	175,000	140,707
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,578,552
Series 2005-GG4, Class A4, 4.76%, 07/10/39 (a)	800,000	616,696
Series 2007-GG10, Class A4, 5.81%, 08/10/45 (a)	2,200,000	1,662,475
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 07/15/40	775,000	562,610
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5, Class A4, 5.38%, 08/12/48	600,000	399,004
Series 2007-8, Class A3, 5.96%, 08/12/49 (a)	250,000	172,649
Series 2006-4, Class A3, 5.17%, 12/12/49	400,000	291,002
Morgan Stanley Capital I
Series 2007-HQ12, Class A4, 5.63%, 04/12/49 (a)	335,000	239,277
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	750,803

		8,408,321

Total Commercial Mortgage Backed Securities (cost $16,637,622)		16,691,403

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds 36.6%

	Principal Amount	Market Value

Aerospace & Defense 0.8% (b)
BAE Systems Holdings, Inc., 6.38%, 06/01/19	$1,255,000	$1,283,102

Agriculture 0.8%
Altria Group, Inc.
9.70%, 11/10/18	315,000	361,131
10.20%, 02/06/39	395,000	466,719
Lorillard Tobacco Co., 8.13%, 06/23/19	540,000	558,773

		1,386,623

Airlines 2.0%
Continental Airlines, Inc., 5.98%, 04/19/22	1,800,000	1,485,000
Delta Air Lines, Inc.
7.57%, 11/18/10	940,000	897,700
6.82%, 08/10/22	499,158	409,310
UAL Pass Through Trust Series 2007-1, 6.64%, 07/02/22	674,997	506,248

		3,298,258

Banks 4.5%
Bank of America Corp.
Series L, 7.38%, 05/15/14	725,000	748,937
7.63%, 06/01/19	895,000	898,993
Citigroup, Inc.
5.50%, 04/11/13	875,000	820,089
8.50%, 05/22/19	1,300,000	1,322,411
Goldman Sachs Group, Inc. (The)
6.00%, 05/01/14	585,000	610,541
6.75%, 10/01/37	2,180,000	1,938,007
Morgan Stanley, 7.30%, 05/13/19	1,250,000	1,296,187

		7,635,165

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19 (b)	1,585,000	1,733,445
PepsiAmericas, Inc., 4.38%, 02/15/14	405,000	407,944

		2,141,389

Chemicals 0.9%
Dow Chemical Co. (The), 8.55%, 05/15/19	1,570,000	1,572,795

Commercial Banks 0.1%
Citigroup, Inc., 6.13%, 11/21/17	200,000	175,352

Commerical Services 0.7% (b)
ERAC USA Finance Co., 7.00%, 10/15/37	1,535,000	1,220,766

Diversified Financial Services 8.8%
American Express Co., 8.13%, 05/20/19	375,000	389,148
American Express Credit Corp., 5.88%, 05/02/13	1,315,000	1,305,754
CDX North America High Yield (b)
8.75%, 12/29/12	660,000	579,150
8.88%, 06/29/13	7,015,000	6,383,650
General Electric Capital Corp.
5.90%, 05/13/14	1,440,000	1,469,752
5.88%, 01/14/38	2,735,000	2,164,443
Series A, 6.88%, 01/10/39	430,000	387,049
JPMorgan Chase Capital XV, 5.88%, 03/15/35	300,000	240,000
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	505,000	491,515
6.88%, 04/25/18	1,300,000	1,203,223
6.11%, 01/29/37	200,000	154,471

		14,768,155

Electric 1.0%
Duke Energy Corp., 6.30%, 02/01/14	320,000	345,484
FirstEnergy Corp., 6.45%, 11/15/11	225,000	234,846
Oncor Electric Delivery Co., 6.38%, 05/01/12	1,050,000	1,107,992

		1,688,322

Energy 0.0%
Pemex Project Funding Master Trust, 5.75%, 03/01/18	90,000	82,800

Entertainment 0.3% (b)
WMG Acquisition Corp., 9.50%, 06/15/16	500,000	497,500

Healthcare-Services 0.8% (b)
HCA, Inc., 9.88%, 02/15/17	500,000	505,000
Roche Holdings, Inc., 6.00%, 03/01/19	830,000	885,013

		1,390,013

Lodging 0.6% (b)
MGM Mirage, Inc., 11.13%, 11/15/17	1,000,000	1,060,000

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

Media 4.1%
Comcast Corp., 6.30%, 11/15/17	$505,000	$534,476
Cox Communications, Inc. (b)
9.38%, 01/15/19	1,060,000	1,276,380
8.38%, 03/01/39	430,000	479,443
News America, Inc., 6.90%, 03/01/19 (b)	810,000	844,036
Time Warner Cable, Inc.
5.40%, 07/02/12	1,025,000	1,059,440
6.75%, 07/01/18	1,010,000	1,051,985
8.25%, 04/01/19	715,000	811,251
Time Warner, Inc., 6.88%, 05/01/12	810,000	866,493

		6,923,504

Mining 0.9%
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	1,175,000	1,175,685
7.13%, 07/15/28	365,000	348,293

		1,523,978

Miscellaneous Manufacturing 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 08/15/13	995,000	999,948

Office/Business Equipment 1.3%
Xerox Corp.
5.50%, 05/15/12	885,000	882,578
8.25%, 05/15/14	1,200,000	1,247,835

		2,130,413

Oil & Gas 2.3%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1,580,000	1,558,866
Chesapeake Energy Corp., 7.25%, 12/15/18	500,000	435,000
ConocoPhillips, 6.00%, 01/15/20	735,000	786,968
Valero Energy Corp., 9.38%, 03/15/19	1,015,000	1,156,099

		3,936,933

Pharmaceuticals 0.5%
Express Scripts, Inc., 5.25%, 06/15/12	655,000	676,716
Pfizer, Inc., 7.20%, 03/15/39	110,000	130,615

		807,331

Pipelines 1.7%
DCP Midstream LLC (b)
9.75%, 03/15/19	445,000	496,061
6.75%, 09/15/37	110,000	91,381
Enterprise Products Operating LLC, Series B, 5.60%, 10/15/14	850,000	873,576
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	490,000	479,652
NGPL PipeCo LLC, 6.51%, 12/15/12 (b)	835,000	875,239

		2,815,909

Real Estate 0.5% (b)
WEA Finance LLC, 7.50%, 06/02/14	770,000	763,476

Retail 0.4%
CVS Caremark Corp., 6.60%, 03/15/19	650,000	694,528

Telecommunications 1.3%
Qwest Corp., 8.88%, 03/15/12	730,000	735,475
Sprint Nextel Corp., 6.00%, 12/01/16	500,000	408,750
Verizon Communications, Inc., 6.35%, 04/01/19	490,000	509,743
Verizon Wireless Capital LLC, 5.55%, 02/01/14 (b)	430,000	456,500

		2,110,468

Tobacco 0.4%
Altria Group, Inc., 9.95%, 11/10/38	605,000	698,366

Total Corporate Bonds (cost $58,582,989)		61,605,094

U.S. Government Mortgage Backed Agencies 28.5%

Fannie Mae Pool
Pool #969941, 5.00%, 03/01/23	193,299	200,313
Pool #982885, 5.00%, 05/01/23	83,302	86,325
Pool #975884, 5.00%, 06/01/23	81,834	84,804
Pool #987214, 5.00%, 07/01/23	49,712	51,516
Pool #987456, 5.00%, 08/01/23	145,385	150,661
Pool #976243, 5.00%, 08/01/23	147,919	153,286
Pool #965102, 5.00%, 09/01/23	52,902	54,822

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Fannie Mae Pool (continued)

Pool #988300, 5.00%, 09/01/23	$246,939	$255,900
Pool #992021, 5.00%, 10/01/23	155,591	161,237
Pool #735578, 5.00%, 06/01/35	359,867	367,668
Pool #834657, 5.50%, 08/01/35	26,645	27,607
Pool #835482, 5.50%, 10/01/35	195,136	202,177
Pool #745826, 6.00%, 07/01/36	150,114	157,247
Pool #899215, 6.00%, 10/01/36	282,196	295,605
Pool #831922, 5.50%, 11/01/36	154,546	159,857
Pool #888222, 6.00%, 02/01/37	313,420	328,313
Pool #913304, 5.50%, 04/01/37	353,219	365,264
Pool #899528, 5.50%, 05/01/37	1,049,358	1,084,763
Pool #917141, 5.50%, 06/01/37	183,795	190,111
Pool #938175, 5.50%, 07/01/37	164,170	169,709
Pool #899598, 6.00%, 07/01/37	127,595	133,538
Pool #956411, 6.00%, 11/01/37	415,114	434,450
Pool #967276, 5.00%, 12/01/37	253,722	258,747
Pool #929018, 6.00%, 12/01/37	938,933	982,670
Pool #966419, 6.00%, 12/01/37	548,086	573,617
Pool #965719, 6.00%, 01/01/38	395,304	413,634
Pool #972701, 5.50%, 02/01/38	174,746	180,632
Pool #933409, 5.00%, 03/01/38	755,953	770,882
Pool #974674, 5.50%, 03/01/38	248,946	257,332
Pool #970185, 5.00%, 04/01/38	378,063	385,529
Pool #929515, 5.00%, 05/01/38	152,730	155,746
Pool #962874, 5.00%, 05/01/38	133,890	136,521
Pool #982126, 5.00%, 05/01/38	366,060	373,210
Pool #995048, 5.50%, 05/01/38	1,459,553	1,509,710
Pool #933927, 5.50%, 06/01/38	366,919	379,278
Pool #983821, 5.50%, 06/01/38	270,904	280,029
Pool #934108, 5.00%, 07/01/38	521,485	531,783
Pool #986264, 5.50%, 07/01/38	2,213,638	2,288,202
Pool #988029, 5.00%, 08/01/38	525,814	536,198
Pool #986062, 5.50%, 08/01/38	116,257	120,173
Pool #925973, 6.00%, 08/01/38	171,529	179,483
Pool #970818, 5.50%, 09/01/38	493,321	509,938
Pool #990786, 5.50%, 10/01/38	379,264	392,040
Pool #991002, 6.00%, 10/01/38	202,937	212,347
Federal Home Loan Mortgage Corp. TBA
5.00%, 08/15/37	3,600,000	3,646,123
5.50%, 07/13/39	4,700,000	4,851,284
Federal National Mortgage Association TBA, 5.50%, 07/13/39	4,500,000	4,644,846
Freddie Mac Gold Pool
Pool #G13072, 5.00%, 04/01/23	96,974	100,483
Pool #G13122, 5.00%, 04/01/23	82,731	85,655
Pool #J07940, 5.00%, 05/01/23	702,290	727,116
Pool #J07942, 5.00%, 06/01/23	90,961	94,176
Pool #G13225, 5.00%, 06/01/23	960,795	994,759
Pool #J08443, 5.00%, 07/01/23	171,767	177,839
Pool #A14186, 5.50%, 10/01/33	13,318	13,816
Pool #A82875, 5.50%, 11/01/33	395,602	410,372
Pool #C01674, 5.50%, 11/01/33	99,610	103,329
Pool #A39584, 5.50%, 11/01/35	365,904	378,993
Pool #A52983, 5.50%, 10/01/36	817,278	845,237

8 Semiannual Report 2009

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)

Pool #A61562, 5.50%, 10/01/36	$330,268	$341,566
Pool #G02379, 6.00%, 10/01/36	179,751	187,955
Pool #G08204, 5.50%, 06/01/37	114,419	118,280
Pool #G03432, 5.50%, 11/01/37	98,099	101,409
Pool #A72499, 6.00%, 02/01/38	110,676	115,635
Pool #G04220, 5.50%, 03/01/38	281,135	290,620
Pool #G08256, 5.50%, 03/01/38	112,562	116,354
Pool #G04156, 6.00%, 03/01/38	249,522	260,703
Pool #G08263, 5.50%, 04/01/38	146,316	151,245
Pool #A76684, 5.00%, 05/01/38	364,276	371,014
Pool #A77208, 5.50%, 05/01/38	277,764	287,120
Pool #A76939, 5.50%, 05/01/38	288,863	298,593
Pool #A77937, 5.50%, 06/01/38	1,362,322	1,408,210
Pool #A77648, 5.50%, 06/01/38	123,769	127,938
Pool #G04458, 5.50%, 06/01/38	855,978	884,811
Pool #A78076, 6.00%, 06/01/38	165,382	172,792
Pool #A78454, 6.00%, 06/01/38	491,929	513,971
Pool #A79197, 5.00%, 07/01/38	205,476	209,277
Pool #A78982, 5.50%, 07/01/38	383,344	396,256
Pool #A79806, 5.50%, 07/01/38	232,404	240,232
Pool #A79018, 5.50%, 07/01/38	837,058	865,253
Pool #G04471, 5.50%, 07/01/38	964,981	997,486
Pool #A82609, 5.50%, 09/01/38	523,577	541,213
Pool #A83032, 5.50%, 11/01/38	197,571	204,226
Pool #A83345, 5.00%, 12/01/38	697,466	710,368
Pool #A83596, 5.50%, 12/01/38	575,897	595,296
Freddie Mac Non Gold Pool (a)
Pool #1K1238, 5.77%, 07/01/36	87,043	91,119
Pool #1L1316, 5.77%, 07/01/36	817,382	855,526
Ginnie Mae I Pool
Pool #603581, 5.50%, 04/15/33	111,680	116,051
Pool #618988, 6.00%, 06/15/34	150,198	157,397
Pool #658029, 6.00%, 07/15/36	41,244	43,028
Pool #617456, 6.00%, 03/15/37	63,668	66,411
Pool #600658, 5.50%, 05/15/37	148,705	153,875
Pool #657732, 5.50%, 05/15/37	196,587	203,421
Pool #675407, 5.50%, 07/15/37	127,226	131,649
Pool #782185, 6.00%, 09/15/37	37,350	38,889
Pool #670824, 6.00%, 12/15/37	78,220	81,590
Pool #671189, 6.00%, 12/15/37	92,431	96,413
Pool #686034, 5.50%, 04/15/38	111,744	115,594
Pool #674084, 5.00%, 05/15/38	295,368	301,783
Pool #686342, 6.00%, 05/15/38	78,001	81,349
Pool #690847, 5.50%, 06/15/38	125,937	130,276
Pool #632219, 5.50%, 07/15/38	98,016	101,392
Pool #689694, 5.50%, 07/15/38	168,115	173,907
Pool #690435, 5.50%, 07/15/38	275,667	285,165
Pool #687727, 6.00%, 07/15/38	108,552	113,212
Pool #690310, 6.00%, 07/15/38	101,365	105,717
Pool #689575, 6.50%, 07/15/38	324,000	344,060

Total U.S. Government Mortgage Backed Agencies (cost $46,564,596)		47,912,549

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations 22.3%

	Principal Amount	Market Value

Federal Home Loan Banks
0.26%, 10/30/09 (c)	$4,500,000	$4,497,430
0.31%, 12/31/09 (c)	3,500,000	3,495,195
0.34%, 01/05/10 (c)	3,000,000	2,994,831
3.63%, 05/29/13	1,630,000	1,695,409
4.00%, 09/06/13	150,000	157,811
Freddie Mac, 0.27%, 11/02/09 (c)	1,300,000	1,298,970
U.S. Treasury Bonds, 8.13%, 08/15/19	4,950,000	6,786,915
U.S. Treasury Notes, 4.75%, 05/31/12	280,000	305,287
United States Treasury Bonds
6.00%, 02/15/26	1,230,000	1,483,496
5.25%, 02/15/29	130,000	146,209
United States Treasury Inflation Indexed Bonds
2.38%, 04/15/11	945,000	1,045,382
2.38%, 01/15/17	11,665,000	12,870,360
United States Treasury Notes
4.25%, 11/15/13	305,000	329,591
4.50%, 11/15/15	360,000	391,444

Total U.S. Government Sponsored & Agency Obligations (cost $36,001,187)		37,498,330

Sovereign Bonds 1.8%

ARGENTINA 0.1%
Argentina Bonos
7.00%, 09/12/13	85,000	49,725
2.50%, 12/31/38 (d)	500,000	134,250

		183,975

BRAZIL 0.1%
Brazilian Government International Bond
8.88%, 10/14/19	140,000	171,500
11.00%, 08/17/40	45,000	58,545

		230,045

COLOMBIA 0.1%
Colombia Government International Bond
10.75%, 01/15/13	30,000	36,300
7.38%, 01/27/17	100,000	107,650
7.38%, 09/18/37	100,000	102,000

		245,950

EL SALVADOR 0.0%
El Salvador Government International Bond
8.50%, 07/25/11	10,000	10,225
7.65%, 06/15/35	35,000	29,400

		39,625

HUNGARY 0.0%
Hungary Government International Bond, 4.75%, 02/03/15	13,000	11,440

INDONESIA 0.1%
Indonesia Government International Bond
6.75%, 03/10/14	85,000	84,860
8.50%, 10/12/35	100,000	101,625

		186,485

LEBANON 0.1%
Lebanon Government International Bond
7.50%, 03/19/12	65,000	66,300
8.25%, 04/12/21	40,000	40,400

		106,700

MALAYSIA 0.1%
Penerbangan Malaysia Berhad, 5.63%, 03/15/16	110,000	110,187

MEXICO 0.0%
Mexico Government International Bond, 6.75%, 09/27/34	20,000	20,170

PANAMA 0.1%
Panama Government International Bond, 8.88%, 09/30/27	75,000	90,562

PERU 0.1%
Peruvian Government International Bond
8.38%, 05/03/16	50,000	57,625
6.55%, 03/14/37	45,000	43,650

		101,275

PHILIPPINES 0.1%
Philippine Government International Bond, 9.88%, 01/15/19	103,000	126,175

10 Semiannual Report 2009

Sovereign Bonds (continued)
	Principal Amount	Market Value

RUSSIAN FEDERATION 0.1% (d)
Russia Government International Bond
7.50%, 03/31/30 (b)	$1,920	$1,889
7.50%, 03/31/30	134,400	132,317

		134,206

TURKEY 0.2%
Republic of Turkey, 7.50%, 07/14/17	100,000	104,500
Turkey Government International Bond
9.50%, 01/15/14	80,000	90,400
7.38%, 02/05/25	25,000	25,250
8.00%, 02/14/34	50,000	52,300
6.88%, 03/17/36	25,000	22,875

		295,325

UNITED KINGDOM 0.2%(b)
BAT International Finance PLC, 9.50%, 11/15/18	375,000	440,753

UNITED STATES 0.3%
State of California, 7.55%, 04/01/39	535,000	487,059
United Mexican States, 5.88%, 02/17/14	12,000	12,570

		499,629

URUGUAY 0.1%
Republic of Uruguay, 8.00%, 11/18/22	85,000	88,825
Uruguay Government International Bond, 7.63%, 03/21/36	100,000	96,250

		185,075

VENEZUELA 0.0%
Venezuela Government International Bond
8.50%, 10/08/14	40,000	28,400
9.00%, 05/07/23	25,000	15,300

		43,700

Total Sovereign Bonds (cost $2,968,108)		3,051,277

Yankee Dollars 2.5%

Banks 0.6%
Barclays Bank PLC, 6.75%, 05/22/19	1,050,000	1,041,361

Commerical Services 0.0%
Hutchison Whampoa International Ltd., 6.50%, 02/13/13	50,000	53,639

Electric 0.1%
Majapahit Holding BV, 7.88%, 06/29/37	100,000	76,118

Food 0.1%
Delhaize Group SA, 5.88%, 02/01/14	155,000	159,137

Iron/Steel 0.0%

Codelco, Inc., 5.50%, 10/15/13	53,000	56,182

Oil & Gas 0.6%
Suncor Energy, Inc., 6.10%, 06/01/18	325,000	326,727
Talisman Energy, Inc., 7.75%, 06/01/19	620,000	686,832

		1,013,559

Telecommunications 1.1%
France Telecom SA, 4.38%, 07/08/14	720,000	725,601
Telecom Italia Capital SA, 6.18%, 06/18/14	685,000	692,724
Telefonica Emisiones SAU, 5.88%, 07/15/19	360,000	371,157

		1,789,482

Total Yankee Dollars (cost $4,084,029)		4,189,478

Repurchase Agreements 7.3%

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $8,268,317, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $8,433,662	8,268,296	8,268,296

2009 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Market Value

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $4,047,842, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $4,128,793	$4,047,836	$4,047,836

Total Repurchase Agreements (cost $12,316,132)		12,316,132

Total Investments (cost $177,243,848) (e) – 109.0%		183,353,012

Liabilities in excess of other assets — (9.0)%		(15,110,921)

NET ASSETS — 100.0%		$168,242,091

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $19,872,784 which represents 11.81% of net assets.

(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2009.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd	Limited

PLC	Public Limited Company

SA	Stock Company

TBA	To Be Announced.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Core Plus
Bond Fund

Assets:
Investments, at value (cost $164,927,716)	$171,036,880
Repurchase agreements, at value and cost	12,316,132

Total Investments	183,353,012

Interest and dividends receivable	1,652,873
Receivable for capital shares issued	1,151,356
Receivable for investments sold	955,184
Prepaid expenses and other assets	1,993

Total Assets	187,114,418

Liabilities:
Payable for investments purchased	18,708,431
Interest payable	88,034
Payable for capital shares redeemed	29
Accrued expenses and other payables:
Investment advisory fees	51,867
Fund administration fees	5,884
Distribution fees	1,143
Administrative services fees	711
Custodian fees	102
Trustee fees	56
Compliance program costs (Note 3)	1,806
Professional fees	4,704
Printing fees	7,759
Other	1,801

Total Liabilities	18,872,327

Net Assets	$168,242,091

Represented by:
Capital	$160,008,783
Accumulated undistributed net investment income	1,012,467
Accumulated net realized gains from investment transactions and foreign currency transactions	1,111,677
Net unrealized appreciation/ (depreciation) from investments	6,109,164

Net Assets	$168,242,091

Net Assets:
Class I Shares	$355,799
Class II Shares	6,444,167
Class Y Shares	161,442,125

Total	$168,242,091

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	34,293
Class II Shares	621,499
Class Y Shares	15,545,842

Total	16,201,634

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.38
Class II Shares	$10.37
Class Y Shares	$10.38

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

NVIT Core Plus
Bond Fund

INVESTMENT INCOME:
Interest income	$3,072,881

Total Income	3,072,881

EXPENSES:
Investment advisory fees	256,054
Fund administration fees	24,869
Distribution fees Class II Shares	4,959
Administrative services fees Class I Shares	225
Administrative services fees Class II Shares	2,985
Custodian fees	1,462
Trustee fees	2,096
Compliance program costs (Note 3)	661
Professional fees	9,902
Printing fees	8,339
Other	18,124

Total expenses before earnings credit and expenses reimbursed	329,676
Earnings credit (Note 4)	(145)
Expenses reimbursed by Adviser (Note 3)	(7,460)

Net Expenses	322,071

NET INVESTMENT INCOME	2,750,810

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,063,835
Net realized gains from foreign currency transactions	875

Net realized gains from investment and foreign currency transactions	1,064,710

Net change in unrealized appreciation/(depreciation) from investments	5,766,660
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(46)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	5,766,614

Net realized/unrealized gains from investments and foreign currency translations	6,831,324

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,582,134

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31,2008 (a)

Operations:
Net investment income	$2,750,810	$1,432,000
Net realized gains from investment and foreign currency transactions	1,064,710	48,951
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	5,766,614	342,550

Change in net assets resulting from operations	9,582,134	1,823,501

Distributions to Shareholders From:
Net investment income:
Class I	(4,162)	(2,554)
Class II	(55,063)	(39,511)
Class Y	(1,710,118)	(1,360,970)

Change in net assets from shareholder distributions	(1,769,343)	(1,403,035)

Change in net assets from capital transactions	79,816,273	80,192,561

Change in net assets	87,629,064	80,613,027

Net Assets:
Beginning of period	80,613,027	–

End of period	$168,242,091	$80,613,027

Accumulated undistributed net investment income at end of period	$1,012,467	$28,965

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$227,808	$206,363
Dividends reinvested	4,162	2,554
Cost of shares redeemed	(87,539)	(23,799)

Total Class I	144,431	185,118

Class II Shares
Proceeds from shares issued	7,843,512	3,037,250
Dividends reinvested	55,063	39,511
Cost of shares redeemed	(4,493,671)	(325,017)

Total Class II	3,404,904	2,751,744

Class Y Shares
Proceeds from shares issued	83,318,785	87,524,686
Dividends reinvested	1,710,118	1,360,970
Cost of shares redeemed	(8,761,965)	(11,629,957)

Total Class Y	76,266,938	77,255,699

Change in net assets from capital transactions	$79,816,273	$80,192,561

SHARE TRANSACTIONS:
Class I Shares
Issued	23,348	21,537
Reinvested	414	263
Redeemed	(8,829)	(2,440)

Total Class I Shares	14,933	19,360

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31,2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	791,141	313,078
Reinvested	5,438	4,063
Redeemed	(458,069)	(34,152)

Total Class II Shares	338,510	282,989

Class Y Shares
Issued	8,331,534	8,991,513
Reinvested	169,191	139,904
Redeemed	(893,519)	(1,192,781)

Total Class Y Shares	7,607,206	7,938,636

Total change in shares	7,960,649	8,240,985

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.78	0.21	0.51	0.72	(0.12)	(0.12)	$10.38	7.45%	$355,799	0.70%	4.79%	0.71%	43.68%
Period Ended December 31, 2008 (e)	$10.00	0.18	(0.20)	(0.02)	(0.20)	(0.20)	$9.78	(0.13%)	$189,255	0.62%	4.57%	0.74%	105.57%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.77	0.18	0.54	0.72	(0.12)	(0.12)	$10.37	7.36%	$6,444,167	0.95%	4.43%	0.96%	43.68%
Period Ended December 31, 2008 (e)	$10.00	0.18	(0.21)	(0.03)	(0.20)	(0.20)	$9.77	(0.31%)	$2,765,081	0.94%	4.29%	1.03%	105.57%

Class Y Shares
Six Months Ended June 30, 2009 (Unaudited)	$9.78	0.19	0.54	0.73	(0.13)	(0.13)	$10.38	7.52%	$161,442,125	0.55%	4.83%	0.56%	43.68%
Period Ended December 31, 2008 (e)	$10.00	0.21	(0.22)	(0.01)	(0.21)	(0.21)	$9.78	(0.09%)	$77,658,691	0.55%	4.66%	0.66%	105.57%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

See accompanying notes to financial statements.

2009 Semiannual Report 17

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”) (formerly Lehman Brothers Core Plus Bond Fund), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

18 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Asset-Backed Security	$—	$88,749	$—	$88,749

Commercial Mortgage Backed Securities	—	16,691,403	—	16,691,403

Corporate Bonds	—	61,605,094	—	61,605,094

U.S. Government Mortgage Backed Agencies	—	47,912,549	—	47,912,549

U.S. Government Sponsored & Agency Obligatons	—	37,498,330	—	37,498,330

Sovereign Bonds	—	3,051,277	—	3,051,277

Yankee Dollars	—	4,189,478	—	4,189,478

Repurchase Agreements	—	12,316,132	—	12,316,132

Total	$—	$183,353,012	$—	$183,353,012

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The

20 Semiannual Report 2009

Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Neuberger Berman Fixed Income, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.45%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $102,494 for the six months ended June 30, 2009.

NFA and the Trust have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine

22 Semiannual Report 2009

expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for all share classes of the fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$34,000	$7,460

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $2,774 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $661.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $109,585,308 and sales of $46,883,495 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had purchases of $29,259,543 and sales of $8,801,552 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust

24 Semiannual Report 2009

enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$177,743,830	$7,046,134	$(1,436,952)	$5,609,182

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i)     General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

26 Semiannual Report 2009

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii)     Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Lehman Brothers Asset Management (“LBAM”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the second quintile of its peer group, but that the Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the second quintile of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

B. Approval of New Subadvisory Agreement

LBAM was sold to Neuberger Berman Group LLC (“NB Group”), a newly independent company (the “Transaction”). Upon completion of the Transaction, LBAM changed its name to Neuberger Berman Fixed Income LLC (“NBFI”), and an “assignment” of its subadvisory agreement with the Trust occurred, causing the subadvisory agreement to terminate automatically. At a regular meeting of the Board on March 12, 2009, the Board, including the Independent Trustees, discussed and unanimously approved a new subadvisory agreement with NBFI. The Board reviewed and considered materials provided by NBFI in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

NBFI represented to the Board: (i) that there would be no material changes in the fees or terms of the prior subadvisory agreement and (ii) that key personnel, including portfolio management personnel, at NBFI are expected to remain in place following the closing of the Transaction. The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by NBFI and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the subadvisory agreement and mutual fund industry norms.

The Board reviewed the terms of the subadvisory agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of NBFI. The Board also reviewed comparative

2009 Semiannual Report 27

Supplemental Information (Continued)
(Unaudited)

performance for the Fund, based on data provided by Lipper Inc. The Board noted that given the Fund’s relatively short performance history, information regarding the Fund’s performance may be less reliable than longer-term performance. However, the Board also noted that the performance record of the portfolio managers who were expected to manage the Fund on behalf of NBFI, in combination with various other factors, supported a decision to approve the subadvisory agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the subadvisory agreement, as NBFI’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fee to be paid to NBFI was fair and reasonable.

The Board considered the factor of profitability to NBFI as a result of the subadvisory relationship with the Funds. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to NBFI as a result of its relationship with the Funds.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by NBFI were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the subadvisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the subadvisory agreement.

28 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group,
1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

30 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 31

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years [2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice
President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Semiannual Report 2009

Neuberger Berman NVIT Multi Cap Opportunities Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCO (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Neuberger Berman NVIT Multi Cap Opportunities Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Neuberger Berman NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Multi Cap Opportunities Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,200.40	4.91	0.90
	Hypothetical	[b]	1,000.00	1,020.19	4.52	0.90

Class II	Actual		1,000.00	1,199.60	5.62	1.03
	Hypothetical	[b]	1,000.00	1,019.55	5.17	1.03

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Neuberger Berman NVIT Multi Cap Opportunities Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	92.5%
Repurchase Agreements	7.1%
Preferred Stock	0.2%
Other assets in excess of liabilities	0.2%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	13.2%
Metals & Mining	6.9%
Diversified Financial Services	6.9%
Capital Markets	5.3%
Information Technology Services	4.2%
Insurance	4.0%
Software	3.6%
Media	3.5%
Machinery	3.4%
Health Care Providers & Services	3.4%
Other Industries*	45.6%

100.0%

Top Holdings

Bank of America Corp.	2.8%
NBTY, Inc.	2.6%
Petroleo Brasileiro SA ADR	2.5%
McGraw-Hill Cos., Inc. (The)	2.3%
Canadian Natural Resources Ltd.	2.2%
WellPoint, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Shire PLC ADR	2.0%
China Mobile Ltd. ADR	1.9%
Southwestern Energy Co.	1.8%
Other Holdings*	77.9%

100.0%

*	For purposes of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 92.5%

	Shares	Market Value

Aerospace & Defense 1.6%
Boeing Co.	400	$17,000
L-3 Communications Holdings, Inc.	1,875	130,088

		147,088

Automobiles 1.3%
Harley-Davidson, Inc.	7,650	124,007

Beverages 2.0%
Constellation Brands, Inc., Class A*	5,175	65,619
Dr Pepper Snapple Group, Inc.*	5,495	116,439

		182,058

Capital Markets 5.3%
Goldman Sachs Group, Inc. (The)	780	115,003
Invesco Ltd.	7,255	129,284
Morgan Stanley	4,320	123,163
State Street Corp.	2,600	122,720

		490,170

Commercial Banks 2.3%
Comerica, Inc.	1,100	23,265
Fifth Third Bancorp	4,300	30,530
SunTrust Banks, Inc.	600	9,870
Wells Fargo & Co.	6,300	152,838

		216,503

Computers & Peripherals 1.7%
Hewlett-Packard Co.	4,200	162,330

Construction & Engineering 2.4%
Chicago Bridge & Iron Co. NV	10,715	132,866
KBR, Inc.	4,865	89,711

		222,577

Consumer Finance 1.2%
American Express Co.	4,885	113,527

Diversified Financial Services 6.7%
Bank of America Corp.	19,910	262,812
Citigroup, Inc.	17,065	50,683
JPMorgan Chase & Co.	4,400	150,084
Moody’s Corp.	6,000	158,100

		621,679

Electric Utility 0.8%
FirstEnergy Corp.	1,960	75,950

Electrical Equipment 1.4%
ABB Ltd. ADR — CH	8,340	131,605

Energy Equipment & Services 2.9%
National Oilwell Varco, Inc.*	3,820	124,761
Noble Corp.	4,705	142,326

		267,087

Health Care Equipment & Supplies 2.2%
Covidien PLC	2,770	103,709
Zimmer Holdings, Inc.*	2,300	97,980

		201,689

Health Care Providers & Services 3.4%
Aetna, Inc.	5,055	126,628
WellPoint, Inc.*	3,760	191,346

		317,974

Health Care Technology 0.7%
IMS Health, Inc.	5,300	67,310

Household Durables 0.2%
NVR, Inc.*	40	20,096

Household Products 1.8%
Energizer Holdings, Inc.*	3,195	166,907

Independent Power Producers & Energy Traders 1.8%
NRG Energy, Inc.*	6,265	162,639

Industrial Conglomerate 1.5%
McDermott International, Inc.*	6,905	140,241

Information Technology Services 4.2%
Affiliated Computer Services, Inc., Class A*	2,800	124,376
Fidelity National Information Services, Inc.	7,565	150,997
Lender Processing Services, Inc.	4,010	111,358

		386,731

Insurance 4.0%
Assurant, Inc.	3,740	90,097
Berkshire Hathaway, Inc., Class B*	65	188,222
MetLife, Inc.	3,215	96,482

		374,801

Machinery 3.4%
Ingersoll-Rand Co. Ltd., Class A*	4,300	89,870
Joy Global, Inc.	2,900	103,588
Terex Corp.*	10,480	126,494

		319,952

Marine 0.5%
Genco Shipping & Trading Ltd.	2,200	47,784

Media 3.5%
Cablevision Systems Corp., Class A	5,875	114,034
McGraw-Hill Cos., Inc. (The)	6,930	208,662

		322,696

Metals & Mining 6.9%
Cliffs Natural Resources, Inc.	2,710	66,314
Freeport-McMoRan Copper & Gold, Inc.	2,955	148,075
Sterlite Industries India Ltd. ADR — IN	4,920	61,205

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Metals & Mining (continued)

Teck Resources Ltd., Class B*	10,465	$166,812
United States Steel Corp.	380	13,581
Walter Energy, Inc.	2,095	75,923
Xstrata PLC(a)	9,920	107,800

		639,710

Multiline Retail 2.7%
J.C. Penney Co., Inc.	4,550	130,631
Macy’s, Inc.	10,415	122,480

		253,111

Oil, Gas & Consumable Fuels 13.2%
Canadian Natural Resources Ltd.	3,800	199,462
Denbury Resources, Inc.*	5,305	78,143
EOG Resources, Inc.	1,690	114,785
Exxon Mobil Corp.	100	6,991
Peabody Energy Corp.	3,410	102,845
Petroleo Brasileiro SA ADR — BR	5,710	233,996
Ship Finance International Ltd.	3,953	43,601
Southwestern Energy Co.*	4,380	170,163
Suncor Energy, Inc.	3,285	99,667
Talisman Energy, Inc.	5,530	79,024
XTO Energy, Inc.	2,545	97,066

		1,225,743

Personal Products 3.3%
Avon Products, Inc.	2,400	61,872
NBTY, Inc.*	8,535	240,004

		301,876

Pharmaceuticals 2.0%
Shire PLC ADR — GB	4,400	182,512

Real Estate Investment Trusts 0.7%
Vornado Realty Trust	1,469	66,149

Road & Rail 0.2%
Norfolk Southern Corp.	500	18,835

Software 3.6%
Check Point Software Technologies*	3,050	71,584
Microsoft Corp.	4,425	105,182
Oracle Corp.	6,240	133,661
Symantec Corp.*	1,595	24,818

		335,245

Specialty Retail 1.2%
Best Buy Co., Inc.	3,395	113,699

Wireless Telecommunication Services 1.9%
China Mobile Ltd. ADR — HK	3,615	181,039

Total Common Stocks (cost $7,789,579)		8,601,320

Preferred Stock 0.2%

	Shares	Market Value

Diversified Financial Services 0.2%
Citigroup, Inc., Series AA	800	14,944

Total Preferred Stock (cost $16,965)		14,944

Repurchase Agreements 7.1%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $441,721, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $450,554	$441,720	$441,720
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $216,249, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $220,574	216,249	216,249

Total Repurchase Agreements (cost $657,969)		657,969

Total Investments (cost $8,464,513) (b) — 99.8%		9,274,233

Other assets in excess of liabilities — 0.2%		20,788

NET ASSETS — 100.0%		$9,295,021

*	Denotes a non-income producing security.

(a)	Fair Valued Security.
(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
BR	Brazil
CH	Switzerland
GB	United Kingdom
HK	Hong Kong
IN	India
Ltd	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Neuberger Berman
NVIT Multi Cap
Opportunities Fund

Assets:
Investments, at value (cost $7,806,544)	$8,616,264
Repurchase agreements, at value and cost	657,969

Total Investments	9,274,233

Cash	436
Interest and dividends receivable	5,080
Receivable for capital shares issued	43,190
Receivable for investments sold	32,787
Reclaims receivable	62
Prepaid expenses and other assets	65

Total Assets	9,355,853

Liabilities:
Payable for investments purchased	55,532
Payable for capital shares redeemed	68
Accrued expenses and other payables:
Investment advisory fees	1,905
Fund administration fees	355
Distribution fees	1,005
Administrative services fees	920
Custodian fees	383
Compliance program costs (Note 3)	46
Professional fees	144
Printing fees	143
Other	331

Total Liabilities	60,832

Net Assets	$9,295,021

Represented by:
Capital	$9,273,990
Accumulated undistributed net investment income	6,538
Accumulated net realized losses from investment transactions and foreign currency transactions	(795,227)
Net unrealized appreciation/(depreciation) from investments	809,720

Net Assets	$9,295,021

Net Assets:
Class I Shares	$4,399,067
Class II Shares	4,895,954

Total	$9,295,021

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	661,370
Class II Shares	740,230

Total	1,401,600

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.65
Class II Shares	$6.61

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Neuberger Berman
NVIT Multi Cap
Opportunities Fund

INVESTMENT INCOME:
Interest income	$113
Dividend income	32,115

Total Income	32,228

EXPENSES:
Investment advisory fees	15,724
Fund administration fees	1,196
Distribution fees Class II Shares	3,514
Administrative services fees Class I Shares	1,833
Administrative services fees Class II Shares	449
Custodian fees	408
Trustee fees	69
Compliance program costs (Note 3)	28
Professional fees	300
Printing fees	6,135
Other	1,650

Total expenses before earnings credit and expenses reimbursed	31,306
Earnings credit (Note 4)	(2)
Expenses reimbursed by Adviser	(5,699)

Net Expenses	25,605

NET INVESTMENT INCOME	6,623

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(656,324)
Net realized losses from foreign currency transactions	(2,353)

Net realized losses from investment and foreign currency transactions	(658,677)

Net change in unrealized appreciation/(depreciation) from investments	1,675,838
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	3

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	1,675,841

Net realized/unrealized losses from investments and foreign currency translations	1,017,164

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,023,787

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap
	Opportunities Fund

	Six Months Ended
	June 30, 2009	Period Ended
	(Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$6,623	$9,152
Net realized losses from investment and foreign currency transactions	(658,677)	(156,621)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	1,675,841	(866,121)

Change in net assets resulting from operations	1,023,787	(1,013,590)

Change in net assets from capital transactions	6,654,898	2,629,926

Change in net assets	7,678,685	1,616,336

Net Assets:
Beginning of period	1,616,336	–

End of period	$9,295,021	$1,616,336

Accumulated undistributed net investment income (loss) at end of period	$6,538	$(85)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,110,301	$1,542,693
Dividends reinvested	–	–
Cost of shares redeemed	(1,850,333)	(223,221)

Total Class I	3,259,968	1,319,472

Class II Shares
Proceeds from shares issued	3,625,085	1,770,915
Dividends reinvested	–	–
Cost of shares redeemed	(230,155)	(460,461)

Total Class II	3,394,930	1,310,454

Change in net assets from capital transactions	$6,654,898	$2,629,926

SHARE TRANSACTIONS:
Class I Shares
Issued	848,901	164,089
Reinvested	–	–
Redeemed	(323,084)	(28,536)

Total Class I Shares	525,817	135,553

Class II Shares
Issued	623,018	210,907
Reinvested	–	–
Redeemed	(39,850)	(53,845)

Total Class II Shares	583,168	157,062

Total change in shares	1,108,985	292,615

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations					Ratios/Supplemental Data

										Ratio of
			Net Realized							Expenses
			and						Ratio of Net	(Prior to
	Net Asset		Unrealized					Ratio of	Investment	Reimbursem
	Value,	Net	Gains	Total	Net Asset		Net Assets	Expenses	Income	ents)
	Beginning	Investment	(Losses) from	from	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$5.54	0.01	1.10	1.11	$6.65	20.04%	$4,399,067	0.90%	0.30%	1.12%	22.55%
Period Ended December 31, 2008 (e)(f)	$10.00	0.05	(4.51)	(4.46)	$5.54	(44.70%)	$750,526	0.78%	0.84%	1.93%	25.43%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited) (e)	$5.51	0.01	1.09	1.10	$6.61	19.96%	$4,895,954	1.03%	0.21%	1.24%	22.55%
Period Ended December 31, 2008 (e)(f)	$10.00	0.04	(4.53)	(4.49)	$5.51	(44.90%)	$865,810	1.10%	0.68%	2.30%	25.43%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Level 1 — Quoted	Level 2 — Other	Level 3 —
Asset Type	Prices	Significant	Significant	Total

Common Stock	$8,493,520	$107,800	$—	$8,601,320

Preferred Stock	14,944	—	—	14,944

Repurchase Agreements	—	657,969	—	657,969

Total	$8,508,464	$765,769	$—	$9,274,233

Amounts designated as “—” are zero.

12 Semiannual Report 2009

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Neuberger

14 Semiannual Report 2009

Berman Asset Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.60%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $6,953 for the six months ended June 30, 2009.

NFA and the Trust have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes of the fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$13,634	$5,699

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $1,493 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $28.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

16 Semiannual Report 2009

disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $7,144,873 and sales of $1,081,041 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$8,988,300	$973,099	$(687,166)	$285,933

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

(i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

2009 Semiannual Report 19

Supplemental Information (Continued)
(Unaudited)

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

(ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Neuberger Berman Management LLC (“Neuberger Berman”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the fifth quintile of its peer group and below the performance of the Fund’s benchmark, the Russell 1000 Value Index. The Trustees reviewed information included in the Board Materials regarding the Fund’s investment process as well as sector weighting and specific portfolio holdings that contributed to the Fund’s recent underperformance. The Trustees also reviewed the portfolio manager’s solid historical track record managing investment strategies similar to the Fund, and noted the volatility of the particular strategy. The Trustees noted that it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the second quintile of its peer group, while the Fund’s total expenses for Class II shares were above the median and in the third quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses significantly below the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

B. Approval of New Subadvisory Agreement

Neuberger Berman Holdings LLC, the parent company of Neuberger Berman, was sold to Neuberger Berman Group LLC, a newly independent company (the “Transaction”). The transaction constituted an “assignment” of Neuberger Berman’s subadvisory agreement with the Fund. As a result, the subadvisory agreement terminated automatically upon the completion of the Transaction. At a regular meeting of the Board on March 12, 2009 meeting, the Board, including the Independent Trustees, discussed and unanimously approved a new subadvisory agreement (the “New Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and Neuberger Berman. The Board reviewed and considered materials provided by Neuberger Berman in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

Neuberger Berman represented to the Board: (i) that there would be no material changes in the fees or terms of the prior subadvisory agreement and (ii) that key personnel, including portfolio management personnel, at Neuberger Berman are expected to remain in place following the closing of the Transaction. The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by Neuberger Berman and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the New Subadvisory Agreement and mutual fund industry norms.

20 Semiannual Report 2009

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman. The Board also reviewed comparative performance, based on data provided by Lipper Inc. The Board noted that given the relatively short performance history of the Fund, information regarding the Fund’s performance may be less reliable than longer-term performance. However, the Board also noted that the performance record of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman, in combination with various other factors, supported a decision to approve the New Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the New Subadvisory Agreement, as Neuberger Berman’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Neuberger Berman were fair and reasonable.

The Board considered the factor of profitability to Neuberger Berman as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Neuberger Berman as a result of its relationship with the Fund.

The Board reviewed the terms of the New Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Neuberger Berman were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the New Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the New Subadvisory Agreement.

2009 Semiannual Report 21

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

22 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c\o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c\o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 25

Neuberger Berman NVIT Socially Responsible Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SR (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Neuberger Berman NVIT Socially Responsible Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
Neuberger Berman NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Socially Responsible Fund			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,093.90	4.10	0.79
	Hypothetical	[b]	1,000.00	1,020.74	3.97	0.79

Class II	Actual		1,000.00	1,091.90	4.56	0.88
	Hypothetical	[b]	1,000.00	1,020.29	4.42	0.88

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	97.9%
Repurchase Agreements	2.0%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

Media	13.4%
Oil, Gas & Consumable Fuels	9.8%
Electronic Equipment & Instruments	8.1%
Insurance	7.8%
Semiconductors & Semiconductor Equipment	6.8%
Capital Markets	5.1%
Machinery	5.1%
Software	4.7%
Biotechnology	4.4%
Chemicals	4.3%
Other Industries*	30.5%

100.0%

Top Holdings

Scripps Networks Interactive, Inc., Class A	5.1%
Danaher Corp.	5.1%
Intuit, Inc.	4.7%
Altera Corp.	4.7%
Washington Post Co. (The), Class B	4.3%
Anixter International, Inc.	4.1%
National Instruments Corp.	4.0%
Comcast Corp., Special Class A	4.0%
Newfield Exploration Co.	3.9%
Genzyme Corp.	3.8%
Other Holdings*	56.3%

100.0%

*	For purposes of listing top holdings and industries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 97.9%

	Shares	Market Value

Automobiles 2.0%
Toyota Motor Corp. ADR — JP	80,450	$6,076,388

Biotechnology 4.4%
Genzyme Corp.*	209,785	11,678,731
Medarex, Inc.*	246,705	2,059,987

		13,738,718

Capital Markets 5.1%
Bank of New York Mellon Corp. (The)	272,825	7,996,501
Charles Schwab Corp. (The)	440,665	7,729,264

		15,725,765

Chemicals 4.3%
Novozymes AS, B Shares(a)	40,200	3,270,881
Praxair, Inc.	140,105	9,957,262

		13,228,143

Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.*	41,760	4,770,662

Electronic Equipment & Instruments 8.1%
Anixter International, Inc.*	339,880	12,776,089
National Instruments Corp.	545,520	12,306,931

		25,083,020

Energy Equipment & Services 2.3%
Smith International, Inc.	271,925	7,002,069

Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	243,340	6,078,633

Industrial Conglomerate 3.7%
3M Co.	189,170	11,369,117

Insurance 7.8%
Markel Corp.*	21,985	6,193,174
Progressive Corp. (The)*	555,205	8,389,148
Willis Group Holdings Ltd.	373,440	9,608,611

		24,190,933

Internet Software & Services 3.2%
Yahoo!, Inc.*	627,810	9,831,505

Life Sciences Tools & Services 2.4%
Millipore Corp.*	104,985	7,370,997

Machinery 5.1%
Danaher Corp.	253,400	15,644,916

Media 13.4%
Comcast Corp., Special Class A	869,630	12,261,783
Scripps Networks Interactive, Inc., Class A	565,445	15,736,334
Washington Post Co. (The), Class B	37,430	13,182,098

		41,180,215

Multi-Utility 2.7%
National Grid PLC(a)	36,641	330,599
National Grid PLC ADR — GB	176,889	8,000,690

		8,331,289

Oil, Gas & Consumable Fuels 9.8%
BG Group PLC(a)	691,830	11,648,848
Cimarex Energy Co.	233,175	6,608,179
Newfield Exploration Co.*	364,845	11,919,486

		30,176,513

Pharmaceuticals 4.0%
Novo Nordisk AS ADR — DK	115,650	6,298,299
Novo Nordisk AS, Class B(a)	111,130	6,053,578

		12,351,877

Professional Services 1.0%
Manpower, Inc.	70,665	2,991,956

Road & Rail 3.6%
Canadian National Railway Co.	255,385	10,971,340

Semiconductors & Semiconductor Equipment 6.8%
Altera Corp.	879,770	14,322,656
Texas Instruments, Inc.	305,660	6,510,558

		20,833,214

Software 4.7%
Intuit, Inc.*	520,475	14,656,576

Total Common Stocks (cost $370,820,860)		301,603,846

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

Repurchase Agreements 2.0%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $4,089,412, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $4,171,190	$4,089,402	$4,089,402
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $2,002,014, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $2,042,051	2,002,011	2,002,011

Total Repurchase Agreements (cost $6,091,413)		6,091,413

Total Investments (cost $376,912,273) (b) — 99.9%		307,695,259

Other assets in excess of liabilities — 0.1%		328,214

NET ASSETS — 100.0%		$308,023,473

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depository Receipt

DK	Denmark

GB	United Kingdom

JP	Japan

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Neuberger Berman
NVIT Socially
Responsible Fund

Assets:
Investments, at value (cost $370,820,860)	$301,603,846
Repurchase agreements, at value and cost	6,091,413

Total Investments	307,695,259

Cash	52,142
Foreign currencies, at value (cost $4,225)	4,370
Interest and dividends receivable	517,371
Receivable for capital shares issued	5,243
Reclaims receivable	11,261
Prepaid expenses and other assets	5,015

Total Assets	308,290,661

Liabilities:
Payable for capital shares redeemed	20,937
Accrued expenses and other payables:
Investment advisory fees	162,919
Fund administration fees	12,137
Distribution fees	22,680
Administrative services fees	13,849
Custodian fees	1,664
Trustee fees	956
Compliance program costs (Note 3)	5,887
Professional fees	15,399
Printing fees	86
Other	10,674

Total Liabilities	267,188

Net Assets	$308,023,473

Represented by:
Capital	$425,028,877
Accumulated net investment loss	(40,225)
Accumulated net realized losses from investment and foreign currency transactions	(47,748,911)
Net unrealized appreciation/(depreciation) from investments	(69,217,014)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	746

Net Assets	$308,023,473

Net Assets:
Class I Shares	$6,639,296
Class II Shares	301,384,177

Total	$308,023,473

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	945,575
Class II Shares	42,967,065

Total	43,912,640

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.02
Class II Shares	$7.01

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Neuberger Berman
NVIT Socially
Responsible Fund

INVESTMENT INCOME:
Interest income	$2,717
Dividend income	2,125,192
Foreign tax withholding	(12,741)

Total Income	2,115,168

EXPENSES:
Investment advisory fees	933,114
Fund administration fees	60,743
Distribution fees Class II Shares	350,365
Administrative services fees Class I Shares	1,743
Administrative services fees Class II Shares	70,482
Custodian fees	5,437
Trustee fees	6,068
Compliance program costs (Note 3)	1,612
Professional fees	25,971
Printing fees	17,708
Other	9,337

Total expenses before earnings credit and waived expenses	1,482,580
Earnings credit (Note 4)	(329)
Distribution fees voluntarily waived-Class II	(224,236)

Net Expenses	1,258,015

NET INVESTMENT INCOME	857,153

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(28,459,340)
Net realized gains from foreign currency transactions	3,872

Net realized losses from investment and foreign currency transactions	(28,455,468)

Net change in unrealized appreciation/(depreciation) from investments	54,959,137
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	3,046

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	54,962,183

Net realized/unrealized losses from investments and foreign currency translations	26,506,715

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,363,868

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund

	Six Months Ended	Period Ended
	June 30, 2009 (Unaudited)	December 31, 2008 (a)
Operations:
Net investment income	$857,153	$735,346
Net realized losses from investment and foreign currency transactions	(28,455,468)	(19,218,486)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	54,962,183	(124,178,451)

Change in net assets resulting from operations	27,363,868	(142,661,591)

Distributions to Shareholders From:
Net investment income:
Class I	(22,582)	(28,910)
Class II	(900,227)	(756,019)

Change in net assets from shareholder distributions	(922,809)	(784,929)

Change in net assets from capital transactions	15,988,063	409,040,871

Change in net assets	42,429,122	265,594,351

Net Assets:
Beginning of period	265,594,351	–

End of period	$308,023,473	$265,594,351

Accumulated undistributed net investment income (loss) at end of period	$(40,225)	$25,431

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,070,374	$13,822,130
Dividends reinvested	22,582	28,910
Cost of shares redeemed	(2,857,259)	(2,066,196)

Total Class I	(1,764,303)	11,784,844

Class II Shares
Proceeds from shares issued	38,735,586	23,583,269
Issued from in-kind transactions	–	388,439,904
Dividends reinvested	900,227	756,019
Cost of shares redeemed	(21,883,447)	(15,532,165)

Total Class II	17,752,366	397,256,027

Change in net assets from capital transactions	$15,988,063	$409,040,871

SHARE TRANSACTIONS:
Class I Shares
Issued	171,407	1,486,410
Reinvested	3,464	4,546
Redeemed	(474,205)	(246,047)

Total Class I Shares	(299,334)	1,244,909

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	Neuberger Berman NVIT Socially Responsible Fund

	Six Months Ended	Period Ended
	June 30, 2009 (Unaudited)	December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	6,265,559	1,275,170
Issued from in-kind transactions	–	40,590,898
Reinvested	138,360	122,027
Redeemed	(3,444,087)	(1,980,862)

Total Class II Shares	2,959,832	40,007,233

Total change in shares	2,660,498	41,252,142

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.44	0.02	0.58	0.60	(0.02)	(0.02)	$7.02	9.39%	$6,639,296	0.79%	0.56%	0.79%	20.42%
Period Ended December 31, 2008 (e)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.25%)	$8,022,553	0.82%	0.74%	0.93%	38.63%

Class II Shares
Six Months Ended June 30, 2009 (Unaudited)	$6.44	0.02	0.57	0.59	(0.02)	(0.02)	$7.01	9.19%	$301,384,177	0.88%	0.60%	1.04%	20.42%
Period Ended December 31, 2008 (e)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.27%)	$257,571,798	0.91%	0.59%	1.07%	38.63%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waiver/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$280,299,940	$21,303,906	$—	$301,603,846

Repurchase Agreements	—	6,091,413	—	6,091,413

Total	$280,299,940	$27,395,319	$—	$307,695,259

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

14 Semiannual Report 2009

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Neuberger Berman Management, LLC. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $488,291 for the six months ended June 30, 2009.

NFA and the Trust have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes of the Fund until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended	Six Months Ended
December 31, 2008	June 30, 2009
Amount (a)	Amount

$4,126	$224,236

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

16 Semiannual Report 2009

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2009, NFS received $69,989 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2009, the Fund’s portion of such costs was $1,612.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $74,594,567 and sales of $57,325,596 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Social Policy Risk. The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

•	undervalued stocks that do not meet the social criteria could outperform those that do;

•	economic or political changes could make certain companies less attractive for investment; or

•	the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

18 Semiannual Report 2009

(“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$379,474,112	$6,353,032	$(78,131,885)	$(71,778,853)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 19

Supplemental Information
(Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

    (i) General Information Regarding the Board’s Review of Investment Advisory Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser, Nationwide Fund Advisors (“NFA”), and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On March 12, 2009, the Board met in person to consider the renewal of the Advisory Agreement. Prior to that meeting, on December 2-3, 2008 and January 16, 2009, the Trustees met in person with their independent legal counsel (“Independent Legal Counsel”), and Trust counsel to discuss the Trustees’ duties with respect to the review and approval of investment advisory agreements and to discuss the renewal of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Trustees considered performance and expense information prepared by the Adviser on a fund-by-fund basis describing (i) each Fund’s performance rankings (where “first quintile” denotes the best performance) (over periods ended September 30, 2008) compared with performance groups and performance universes, (ii) each Fund’s performance (over periods ended September 30, 2008) compared with the Fund’s benchmark, (iii) each Fund’s expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses as well as the advisory fee paid after application of any contractual breakpoints (the “actual advisory fee”) with expense groups and expense universes, (iv) where available, the Adviser’s profitability, on a fund-by-fund basis, in providing services under the Advisory Agreement, and (v) information from the Adviser describing ancillary benefits. The Trustees also noted the compliance programs and the financial condition of the Adviser. The Trustees considered the overall reputation, capabilities, and commitment of the Adviser to provide high quality service to the Fund. The Trustees evaluated the quality of NFA’s oversight of the performance by each sub-adviser of its portfolio management duties and NFA’s ability to supervise the Fund’s other service providers. With respect to each sub-adviser, the Trustees evaluated the expertise of the investment personnel responsible for the day-to-day management of the Fund, the services rendered by the sub-adviser in the past, and the sub-adviser’s compliance with the investment policies of the Fund.

At the March 12, 2009 meeting, the Trustees reviewed, considered and discussed, among themselves and with NFA, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds and those paid by non-affiliated institutional clients to the Adviser for managing similar accounts, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of

20 Semiannual Report 2009

advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

After consulting among themselves, and with NFA, Trust counsel and Independent Legal Counsel, the Trustees concluded unanimously to renew the Advisory Agreement for the reasons set forth in the following section.

    (ii) Board Conclusions Regarding the Fund’s Advisory Agreement

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Neuberger Berman Management LLC (“Neuberger Berman”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the Advisory Agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the three- and six-month periods ended September 30, 2008, the Fund’s performance for Class II shares was in the first quintile of its peer group. The Trustees also noted that the Fund’s Class II shares slightly underperformed the Fund’s benchmark, the S&P 500 Index, for the three-month period ended September 30, 2008, but outperformed the benchmark for the six-month period ended September 30, 2008. The Trustees noted that, it was difficult to assess the performance of the Fund due to its short performance history.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was above the median and in the fourth quintile of its peer group, while the Fund’s total expenses for Class II shares were in the fifth quintile of its peer group. In this regard, the Trustees considered that an expense cap (excluding 12b-1 and administrative service fees) had been put in place for the Fund, which brought the Fund’s total expenses close to the median of its peer group. The Trustees concluded that the costs of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints in the Advisory Agreement. The Trustees also noted that the Fund’s expense cap (excluding 12b-1 and administrative service fees) was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Based upon its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be renewed.

B. Approval of New Subadvisory Agreement

Neuberger Berman Holdings LLC, the parent company of Neuberger Berman, was sold to Neuberger Berman Group LLC, a newly independent company (the “Transaction”). The transaction constituted an “assignment” of Neuberger Berman’s subadvisory agreement with the Fund. As a result, the subadvisory agreement terminated automatically upon the completion of the Transaction. At a regular meeting of the Board on March 12, 2009 meeting, the Board, including the Independent Trustees, discussed and unanimously approved a new subadvisory agreement (the “New Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and Neuberger Berman. The Board reviewed and considered materials provided by Neuberger Berman in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

Neuberger Berman represented to the Board: (i) that there would be no material changes in the fees or terms of the prior subadvisory agreement and (ii) that key personnel, including portfolio management personnel, at Neuberger Berman are expected to remain in place following the closing of the Transaction. The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by Neuberger Berman and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the New Subadvisory Agreement and mutual fund industry norms.

The Board evaluated the Fund’s investment performance and considered the performance of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman. The Board also reviewed comparative performance, based on data provided by Lipper Inc. The Board also noted that the performance

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

record of the portfolio managers who were expected to manage the Fund on behalf of Neuberger Berman, in combination with various other factors, supported a decision to approve the New Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the New Subadvisory Agreement, as Neuberger Berman’s fees are paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the subadvisory fees to be paid to Neuberger Berman were fair and reasonable.

The Board considered the factor of profitability to Neuberger Berman as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Neuberger Berman as a result of its relationship with the Fund.

The Board reviewed the terms of the New Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Neuberger Berman were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the New Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the New Subadvisory Agreement.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior
Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

NVIT Investor Destinations Capital Appreciation Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

19	Supplemental Information

20	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CAP (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Investor Destinations Capital Appreciation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

NVIT Investor			Beginning	Ending	Expenses Paid	Annualized
Destinations Capital			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Appreciation Fund[c]			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,131.90	1.90	0.67
	Hypothetical	[d]	1,000.00	1,023.01	1.80	0.67

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	The NVIT Investor Destinations Capital Appreciation Fund commenced operations on March 25, 2009. Expenses shown here reflect only 97 days of activity.

[d]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Investor Destinations Capital Appreciation Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	70.2%
Fixed Income Funds	23.4%
Fixed Contract	3.5%
Money Market Fund	2.9%

100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	32.0%
NVIT International Index Fund, Class Y	20.2%
NVIT Bond Index Fund, Class Y	19.9%
NVIT Mid Cap Index Fund, Class Y	13.0%
NVIT Small Cap Index Fund, Class Y	5.0%
NVIT Enhanced Income Fund, Class Y	3.5%
Nationwide Fixed Contract	3.5%
NVIT Money Market Fund, Class Y	2.9%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 96.5% (a)

	Shares	Market Value

Equity Funds 70.2%
NVIT International Index Fund, Class Y	496,998	$3,379,584
NVIT Mid Cap Index Fund, Class Y	180,306	2,185,308
NVIT S&P 500 Index Fund, Class Y	838,319	5,356,860
NVIT Small Cap Index Fund, Class Y	137,723	846,999

Total Equity Funds (cost $11,627,856)		11,768,751

Fixed Income Funds 23.4%
NVIT Bond Index Fund, Class Y	331,830	3,334,895
NVIT Enhanced Income Fund, Class Y	57,694	579,828

Total Fixed Income Funds (cost $3,914,963)		3,914,723

Money Market Fund 2.9% (b)
NVIT Money Market Fund, Class Y, 0.12%	495,464	495,464

Total Money Market Fund (cost $495,464)

Total Mutual Funds (cost $16,038,283)		16,178,938

Fixed Contract 3.5% (a)(c)

	Shares	Market Value

Nationwide Fixed Contract, 3.75%	$579,661	579,661

Total Fixed Contract (cost $579,661)		579,661

Total Investments (cost $16,617,944) (d) — 100.0%		16,758,599

Other assets in excess of liabilities — 0.0%		258

NET ASSETS — 100.0%		$16,758,857

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Investor
Destinations Capital
Appreciation Fund

Assets:
Investments in affiliates, at value (cost $16,617,944)	$16,758,599
Interest and dividends receivable	94
Receivable for capital shares issued	423,570
Receivable from adviser	11,387

Total Assets	17,193,650

Liabilities:
Payable for investments purchased	423,559
Payable for capital shares redeemed	12
Accrued expenses and other payables:
Distribution fees	2,285
Administrative services fees	1,960
Custodian fees	945
Trustee fees	624
Compliance program costs (Note 3)	263
Printing fees	4,229
Other	916

Total Liabilities	434,793

Net Assets	$16,758,857

Represented by:
Capital	$16,599,027
Accumulated net investment loss	(1,760)
Accumulated net realized gains from investment transactions and investments	20,935
Net unrealized appreciation/(depreciation) from investments in affiliates	140,655

Net Assets	$16,758,857

Net Assets:
Class II Shares	$16,758,857

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,487,929

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.26
The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Period Ended June 30, 2009 (Unaudited)

NVIT Investor
Destinations Capital
Appreciation Fund (a)

INVESTMENT INCOME:
Interest income from affiliates	$1,695
Dividend income from affiliates	80,402

Total Income	82,097

EXPENSES:
Investment advisory fees	1,699
Distribution fees Class II Shares	3,267
Administrative services fees Class II Shares	1,960
Custodian fees	954
Trustee fees	644
Compliance program costs (Note 3)	263
Professional fees	5,186
Printing fees	5,369
Other	2,175

Total expenses before reimbursements	21,517

Expenses reimbursed by adviser (Note 3)	(12,575)

Net Expenses	8,942

NET INVESTMENT INCOME	73,155

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	20,935
Net change in unrealized appreciation/(depreciation) from investments in affiliates	140,655

Net realized/unrealized gains from affiliated investments	161,590

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$234,745

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Changes in Net Assets

NVIT Investor
Destinations Capital
Appreciation Fund

Period Ended
June 30, 2009 (a)
(Unaudited)
Operations:
Net investment income	$73,155
Net realized gains from investment transactions	20,935
Net change in unrealized appreciation/(depreciation) from investments	140,655

Change in net assets resulting from operations	234,745

Distributions to Shareholders From:
Net investment income:
Class II	(74,915)
Net realized gains:
Class II	–

Change in net assets from shareholder distributions	(74,915)

Change in net assets from capital transactions	16,599,027

Change in net assets	16,758,857

Net Assets:
Beginning of period	–

End of period	$16,758,857

Accumulated net investment loss at end of period	$(1,760)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$16,811,515
Dividends reinvested	74,915
Cost of shares redeemed	(287,403)

Total Class II	16,599,027

Change in net assets from capital transactions	$16,599,027

SHARE TRANSACTIONS:
Class II Shares
Issued	1,506,414
Reinvested	6,761
Redeemed	(25,246)

Total Class II Shares	1,487,929

Total change in shares	1,487,929

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the period indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions				Ratios / Supplemental Data

Ratio of
			Net Realized								Ratio of Net	Expenses
	Net Asset		and							Ratio of	Investment	(Prior to
	Value,	Net	Unrealized	Total	Net		Net Asset		Net Asset	Expenses	Income	Reimbursements)
	Beginning	Investment	Gains from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover

Class II Shares
Period Ended June 30, 2009 (Unaudited) (d)	$10.00	0.06	1.26	1.32	(0.06)	(0.06)	$11.26	13.19%	$16,758,857	0.67%	5.47%	1.61%	2.72%

(a)	Not annualized for a period less than one year.
(b)	Annualized for a period less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/ reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 Semiannual Report 2009

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Mutual Funds	$16,178,938	$—	$—	$16,178,938

Fixed Contract	—	579,661	—	579,661

	$16,178,938	$579,661	$—	$16,758,599

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2009

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

14 Semiannual Report 2009

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.13%

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended
June 30, 2009
Amount

$12,575

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class IV of the Fund.

For the period ended June 30, 2009, NFS received $0 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2009, the Fund’s portion of such costs was $263.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying

16 Semiannual Report 2009

Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had no contributions to capital due to redemption fees.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the period ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the period ended June 30, 2009, the Fund had purchases of $15,219,358 and sales of $167,010 (excluding short-term securities).

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$16,617,944	$141,835	$(1,180)	$140,655

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) met in person on September 18, 2008 to consider, among other things, the creation of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), and to consider whether to approve an investment advisory agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (“NFA” or the “Adviser”) and Nationwide Variable Insurance Products Trust (the “Trust”) on behalf of the Fund.

The Trustees who were not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust or any party to the Advisory Agreement received assistance and advice from independent legal counsel regarding their legal duties and responsibilities in considering the Advisory Agreement. The Trustees reviewed, considered and discussed information regarding: (i) the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement, (ii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iii) the extent to which economies of scale may be present and, if so, whether they would be shared with the Fund’s shareholders, (iv) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (v) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust.

The Board also considered the Fund’s proposed Lipper Inc. (“Lipper”) category and benchmark. Because the Fund is new, the Board could not consider comparative information regarding Fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Fund.

The Board considered that the Fund would be offered to holders of variable annuity and variable life insurance contracts offered by Nationwide Life Insurance Company, and that the Fund would supplement the current line of Investor Destinations funds currently offered by the Trust. The Board noted that the Investor Destinations funds offer owners of variable insurance products a strategic asset allocation program for ongoing management of their contract assets, and that the Trust then offered five Investor Destinations funds with risk profiles that spanned from conservative to aggressive. The Board noted that these five existing Investor Destinations funds did not represent the asset allocation risk/return profile represented by the Fund. The Board considered that the Fund’s investment objective would be to seek growth of capital, but also income consistent with a less aggressive level of risk as compared to other Investor Destinations funds. The Board considered that the Fund would be a “fund-of-funds” that invests primarily in underlying series of the Trust that represent several asset classes. The Board reviewed the Fund’s advisory fee, other expenses, and the proposed expense reimbursement. The Board compared the proposed advisory fee and total expense ratio to the Fund’s Lipper peer group, and noted that the Fund’s projected total expense ratio was higher than its Lipper peer group average, while its advisory fee was lower than the Lipper peer group average. The Board concluded that the advisory fees and expense ratios for the Fund were within an acceptable range as compared to peer groups, particularly in light of the fee waiver that would be put in place. The Trustees also noted that the fee waivers would achieve the same result as economies of scale. As part of their review, the Trustees considered benefits to NFA aside from investment advisory fees.

The Trustees considered the overall reputation and capabilities and commitment of NFA to provide high quality services to the Trust. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by NFA, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services that NFA provided to existing series of the Trust was very satisfactory.

Based upon its evaluation of all the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be approved.

2009 Semiannual Report 19

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

20 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board
Member of Compete Columbus
(economic development group for
Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 23

NVIT Investor Destinations Balanced Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

19	Supplemental Information

20	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-BAL (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets — particularly those in some emerging market countries — are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is potentially to reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved, nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	NVIT Investor Destinations Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

NVIT Investor			Beginning	Ending	Expenses Paid	Annualized
Destinations			Account Value ($)	Account Value ($)	During Period($)	Expense Ratio (%)
Balanced Fund[c]			01/01/09	06/30/09	01/01/09 - 06/30/09[a,b]	01/01/09 - 06/30/09[a,b]

Class II	Actual		1,000.00	1,094.42	1.87	0.67
	Hypothetical	[d]	1,000.00	1,023.01	1.80	0.67

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	The NVIT Investor Destinations Balanced Fund commenced operations on March 25, 2009. Expenses shown here reflect only 97 days of activity.

[d]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	NVIT Investor Destinations Balanced Fund
June 30, 2009 (Unaudited)

Asset Allocation

Equity Funds	50.4%
Fixed Income Funds	36.8%
Fixed Contract	6.9%
Money Market Fund	5.9%

100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	29.9%
NVIT S&P 500 Index Fund, Class Y	25.1%
NVIT International Index Fund, Class Y	12.2%
NVIT Mid Cap Index Fund, Class Y	10.1%
NVIT Enhanced Income Fund, Class Y	6.9%
Nationwide Fixed Contract	6.9%
NVIT Money Market Fund, Class Y	5.9%
NVIT Small Cap Index Fund, Class Y	3.0%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 93.1% (a)

	Shares	Market Value

Equity Funds 50.4%
NVIT International Index Fund, Class Y	156,489	$1,064,128
NVIT Mid Cap Index Fund, Class Y	72,613	880,064
NVIT S&P 500 Index Fund, Class Y	342,557	2,188,938
NVIT Small Cap Index Fund, Class Y	43,294	266,261

Total Equity Funds (cost $4,315,414)		4,399,391

Fixed Income Funds 36.8%
NVIT Bond Index Fund, Class Y	259,342	2,606,389
NVIT Enhanced Income Fund, Class Y	60,090	603,904

Total Fixed Income Funds (cost $3,208,721)		3,210,293

Money Market Fund 5.9% (b)
NVIT Money Market Fund, Class Y, 0.12%	515,735	515,735

Total Money Market Fund (cost $515,735)

Total Mutual Funds (cost $8,039,870)		8,125,419

Fixed Contract 6.9% (a)(c)

	Shares	Market Value

Nationwide Fixed Contract, 3.75%	$603,654	603,654

Total Fixed Contract (cost $603,654)		603,654

Total Investments (cost $8,643,524) (d) — 100.0%		8,729,073

Other assets in excess of liabilities — 0.0%		2,202

NET ASSETS — 100.0%		$8,731,275

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Balanced Fund

Assets:
Investments in affiliates, at value (cost $8,643,524)	$8,729,073
Interest and dividends receivable	98
Receivable for capital shares issued	472,412
Receivable from adviser	12,709

Total Assets	9,214,292

Liabilities:
Payable for investments purchased	472,402
Payable for capital shares redeemed	11
Accrued expenses and other payables:
Distribution fees	1,277
Administrative services fees	1,183
Custodian fees	945
Trustee fees	632
Compliance program costs (Note 3)	263
Printing fees	5,265
Other	1,039

Total Liabilities	483,017

Net Assets	$8,731,275

Represented by:
Capital	$8,646,396
Accumulated net investment loss	(696)
Accumulated net realized gains from investments	26
Net unrealized appreciation/(depreciation) from investments in affiliates	85,549

Net Assets	$8,731,275

Net Assets:
Class II Shares	$8,731,275

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	801,111

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.90

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2009

Statement of Operations
For the Period Ended June 30, 2009 (Unaudited)

NVIT Investor
Destinations
Balanced Fund (a)

INVESTMENT INCOME:
Interest income from affiliates	$2,045
Dividend income from affiliates	46,286

Total Income	48,331

EXPENSES:
Investment advisory fees	1,025
Distribution fees Class II Shares	1,971
Administrative services fees Class II Shares	1,183
Custodian fees	954
Trustee fees	644
Compliance program costs (Note 3)	263
Professional fees	5,186
Printing fees	5,369
Other	2,175

Total expenses before reimbursements	18,770
Expenses reimbursed by adviser (Note 3)	(13,373)

Net Expenses	5,397

NET INVESTMENT INCOME	42,934

Net realized gains from investment transactions with affiliates	26
Net change in unrealized appreciation/(depreciation) from investments in affiliates	85,549

Net realized/unrealized gains (losses) from affiliated investments	85,575

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$128,509

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Changes in Net Assets

NVIT Investor
Destinations
Balanced Fund

Period Ended
June 30, 2009 (a)
(Unaudited)
Operations:
Net investment income	$42,934
Net realized gains from investment transactions	26
Net change in unrealized appreciation/(depreciation) from investments	85,549

Change in net assets resulting from operations	128,509

Distributions to Shareholders From:
Net investment income:
Class II	(43,630)
Net realized gains:
Class II	–

Change in net assets from shareholder distributions	(43,630)

Change in net assets from capital transactions	8,646,396

Change in net assets	8,731,275

Net Assets:
Beginning of period	–

End of period	$8,731,275

Accumulated net investment loss at end of period	$(696)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$8,603,108
Dividends reinvested	43,630
Cost of shares redeemed	(342)

Total Class II	8,646,396

Change in net assets from capital transactions	$8,646,396

SHARE TRANSACTIONS:
Class II Shares
Issued	797,087
Reinvested	4,055
Redeemed	(31)

Total Class II Shares	801,111

Total change in shares	801,111

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the period indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions				Ratios/Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover
Class II Shares
Period Ended June 30, 2009 (Unaudited) (d)	$10.00	0.06	0.90	0.96	(0.06)	(0.06)	$10.90	9.62%	$8,731,275	0.67%	5.35%	2.34%	0.01%

(a)	Not annualized for a period less than one year.

(b)	Annualized for a period less than one year.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Desinations Balanced Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”). The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 Semiannual Report 2009

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2009 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Mutual Funds	$8,125,419	$—	$—	$8,125,419

Fixed Contract	—	603,654	—	603,654

	$8,125,419	$603,654	$—	$8,729,073

Amounts designated as “—” are zero.

(b)	Credit Derivatives

The following describes the Underlying Funds’ accounting policies applicable to credit derivatives:

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Forward Foreign Currency Contracts

The following describes the Underlying Funds’ accounting policies applicable to forward foreign currency contracts:

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

12 Semiannual Report 2009

(d)	Futures Contracts

The following describes the Underlying Funds’ accounting policies applicable to futures contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Repurchase Agreements

The following describes the Underlying Funds’ accounting policies applicable to repurchase agreements:

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Foreign Currency Transactions

The following describes the Underlying Funds’ accounting policies applicable to foreign currency transactions:

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(g)	Mortgage Dollar Rolls

The following describes the Underlying Funds’ accounting policies applicable to mortgage dollar rolls:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

14 Semiannual Report 2009

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.13%

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended
June 30, 2009
Amount

$13,373

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class IV of the Fund.

For the period ended June 30, 2009, NFS received $0 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2009, the Fund’s portion of such costs was $263.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the

16 Semiannual Report 2009

Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had no contributions to capital due to redemption fees.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the period ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the period ended June 30, 2009, the Fund had purchases of $7,110,234 and sales of $391 (excluding short-term securities).

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$8,643,524	$86,502	$(953)	$85,549

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”) material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

18 Semiannual Report 2009

Supplemental Information
(Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) met in person on September 18, 2008 to consider, among other things, the creation of the NVIT Investor Destinations Balanced Fund (the “Fund”), and to consider whether to approve an investment advisory agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (“NFA” or the “Adviser”) and Nationwide Variable Insurance Products Trust (the “Trust”) on behalf of the Fund.

The Trustees who were not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust or any party to the Advisory Agreement received assistance and advice from independent legal counsel regarding their legal duties and responsibilities in considering the Advisory Agreement. The Trustees reviewed, considered and discussed information regarding: (i) the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement, (ii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iii) the extent to which economies of scale may be present and, if so, whether they would be shared with the Fund’s shareholders, (iv) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (v) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust.

The Board also considered the Fund’s proposed Lipper Inc. (“Lipper”) category and benchmark. Because the Fund is new, the Board could not consider comparative information regarding Fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Fund. The Board considered that the Fund would be offered to holders of variable annuity and variable life insurance contracts offered by Nationwide Life Insurance Company, and that the Fund would supplement the current line of Investor Destinations funds currently offered by the Trust. The Board noted that the Investor Destinations funds offer owners of variable insurance products a strategic asset allocation program for ongoing management of their contract assets, and that the Trust then offered five Investor Destinations funds with risk profiles that spanned from conservative to aggressive. The Board noted that these five existing Investor Destinations Funds did not represent the asset allocation risk/return profile represented by the Fund. The Board considered that the Fund’s investment objective would be to seek a high level of total return through investment in both equity and fixed income securities. The Board considered that the Fund would be a “fund-of-funds” that invests primarily in underlying series of the Trust that represent several asset classes. The Board reviewed the Fund’s advisory fee, other expenses and the proposed expense reimbursement. The Board compared the proposed advisory fee and total expense ratio to the Fund’s Lipper peer group, and noted the Fund’s total expense ratio was higher than its Lipper peer group average, while its advisory fee was lower than its Lipper peer group average. The Board concluded that the advisory fees and expense ratios for the Fund were within an acceptable range as compared to peer groups, particularly in light of the fee waiver that would be put in place. The Trustees also noted that the fee waivers would achieve the same result as economies of scale. As part of their review, the Trustees considered benefits to NFA aside from investment advisory fees.

The Trustees considered the overall reputation and capabilities and commitment of NFA to provide high quality services to the Trust. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by NFA, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services that NFA provided to existing series of the Trust was very satisfactory.

Based upon its evaluation of all the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be approved.

2009 Semiannual Report 19

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association – College Retirement Equities Fund).	94	None

20 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 21

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3] , Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3] , and is a Senior Vice President of NFS[3] . From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3] . From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3] , a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3] .
			N/A	N/A

22 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3] .	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 23

Templeton NVIT International Value Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IV (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Templeton NVIT International Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Templeton NVIT International Value Fund[b]			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class III	Actual		1,000.00	1,190.50	2.97	1.02
	Hypothetical	[c]	1,000.00	1,022.08	2.74	1.02

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	The Templeton NVIT International Value Fund commenced operations on March 25, 2009. Expenses shown here reflect only 97 days of activity.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Templeton NVIT International Value Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	90.9%
Repurchase Agreements	11.4%
Liabilities in excess of other assets	(2	.3)%

	100.0%

Top Industries

Diversified Telecommunication Services	10.6%
Oil, Gas & Consumable Fuels	9.9%
Commercial Banks	9.8%
Pharmaceuticals	9.0%
Insurance	5.1%
Food Products	4.4%
Aerospace & Defense	4.0%
Industrial Conglomerates	3.6%
Wireless Telecommunication Services	3.0%
Media	3.0%
Other Industries*	37.6%

100.0%

Top Holdings

Telefonica SA	2.8%
Nestle SA	2.3%
Novartis AG	2.1%
Sanofi-Aventis SA	2.1%
Unilever NV CVA	2.1%
GlaxoSmithKline PLC	2.1%
DBS Group Holdings Ltd.	2.0%
Rolls-Royce Group PLC	1.9%
E.ON AG	1.8%
France Telecom SA	1.8%
Other Holdings*	79.0%

100.0%

Top Countries

United Kingdom	17.1%
Germany	11.9%
France	9.8%
Switzerland	9.1%
Spain	5.7%
Netherlands	5.6%
Hong Kong	3.8%
Singapore	3.6%
Brazil	2.9%
Japan	2.7%
Other Countries*	27.8%

100.0%

*	For purposes of listing top industries, top countries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 90.9%

	Shares	Market Value

AUSTRIA 1.0% (a)
Diversified Telecommunication Services 1.0%
Telekom Austria AG	5,280	$82,653

BRAZIL 2.9%
Aerospace & Defense 0.7%
Empresa Brasileira de Aeronautica S.A. ADR	3,610	59,782

Metals & Mining 0.6%
Vale SA ADR	3,100	47,585

Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA ADR	3,810	127,101

		234,468

CANADA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Husky Energy, Inc.	2,100	58,744

CHINA 1.3% (a)
Diversified Telecommunication Services 1.3%
China Telecom Corp. Ltd., Class H	218,000	108,207

DENMARK 0.6% (a)
Electrical Equipment 0.6%
Vestas Wind Systems AS*	700	50,242

FRANCE 9.8% (a)
Auto Components 1.2%
Compagnie Generale des Etablissements Michelin, Class B	1,760	100,787

Diversified Telecommunication Services 1.8%
France Telecom SA	6,330	144,015

Hotels, Restaurants & Leisure 0.5%
Accor SA	910	36,252

Insurance 1.3%
AXA SA	5,660	107,115

Media 0.9%
Vivendi	2,870	68,883

Multi-Utility 0.6%
GDF Suez	1,320	49,405

Oil, Gas & Consumable Fuels 1.4%
Total SA	2,120	114,893

Pharmaceuticals 2.1%
Sanofi-Aventis SA	2,890	170,751

		792,101

GERMANY 11.9% (a)
Air Freight & Logistics 1.1%
Deutsche Post AG	7,060	91,676

Automobiles 1.8%
Bayerische Motoren Werke AG	3,800	143,476

Electric Utility 1.8%
E.ON AG	4,060	144,163

Health Care Providers & Services 1.2%
Celesio AG	4,340	99,807

Industrial Conglomerate 1.7%
Siemens AG	1,960	135,717

Insurance 1.4%
Muenchener Rueckversicherungs AG	820	110,705

Pharmaceuticals 1.5%
Merck KGaA	1,210	123,280

Software 1.4%
SAP AG	2,830	113,810

		962,634

HONG KONG 3.8% (a)
Industrial Conglomerate 0.6%
Hutchison Whampoa Ltd.	7,000	45,538

Real Estate Management & Development 1.7%
Cheung Kong Holdings Ltd.	4,000	45,738
Swire Pacific Ltd., Class A	9,500	95,363

		141,101

Wireless Telecommunication Services 1.5%
China Mobile Ltd.	12,500	125,159

		311,798

INDIA 1.7%
Commercial Banks 1.7%
ICICI Bank Ltd. ADR	4,580	135,110

ISRAEL 0.5%
Software 0.5%
Check Point Software Technologies*	1,610	37,787

ITALY 2.6% (a)
Commercial Banks 1.3%
Intesa Sanpaolo SpA*	21,137	68,297
UniCredit SpA*	15,060	38,087

		106,384

Oil, Gas & Consumable Fuels 1.3%
ENI SpA	4,504	106,810

		213,194

JAPAN 2.7% (a)
Electronic Equipment & Instruments 0.8%
FUJIFILM Holdings Corp.	2,000	63,659

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Household Durables 0.5%
Sony Corp.	1,600	$41,749

Pharmaceuticals 0.7%
Takeda Pharmaceutical Co. Ltd.	1,500	58,329

Software 0.7%
Nintendo Co. Ltd.	200	55,360

		219,097

NETHERLANDS 5.6%
Chemicals 0.2% (a)
Akzo Nobel NV	384	16,972

Diversified Financial Services 1.0% (a)
ING Groep NV CVA	8,000	81,040

Energy Equipment & Services 0.7% (a)
SBM Offshore NV	3,292	56,523

Food Products 2.1%
Unilever NV	60	1,451
Unilever NV CVA (a)	6,970	168,558

		170,009

Industrial Conglomerate 1.3% (a)
Koninklijke Philips Electronics NV	5,470	100,982

Professional Services 0.3% (a)
Randstad Holding NV*	990	27,509

		453,035

NORWAY 1.4% (a)
Diversified Telecommunication Services 1.1%
Telenor ASA*	11,490	88,701

Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA	1,420	28,060

		116,761

PORTUGAL 1.4% (a)
Diversified Telecommunication Services 1.4%
Portugal Telecom SGPS SA	11,830	116,029

REPUBLIC OF KOREA 2.3%
Commercial Banks 0.9%
KB Financial Group, Inc. ADR*	2,140	71,283

Semiconductors & Semiconductor Equipment 1.4% (a)(b)
Samsung Electronics Co., Ltd. GDR	500	116,174

		187,457

SINGAPORE 3.6%
Commercial Banks 2.0% (a)
DBS Group Holdings Ltd.	20,000	162,177

Diversified Telecommunication Services 1.2% (a)
Singapore Telecommunications Ltd.	47,000	96,988

Electronic Equipment & Instruments 0.4%
Flextronics International Ltd.*	9,150	37,606

		296,771

SPAIN 5.7% (a)
Commercial Banks 1.0%
Banco Santander SA	6,312	76,292

Diversified Telecommunication Services 2.8%
Telefonica SA	10,088	229,069

Electric Utilities 0.6%
Iberdrola SA*	1,567	12,309
Iberdrola SA	4,753	38,755

		51,064

Oil, Gas & Consumable Fuels 1.3%
Repsol YPF SA	4,642	103,899

		460,324

SWEDEN 2.6% (a)
Commercial Banks 1.2%
Nordea Bank AB FDR	12,240	95,592

Machinery 1.4%
Atlas Copco AB, A Shares	11,540	116,264

		211,856

SWITZERLAND 9.1%
Capital Markets 0.5%
UBS AG*	3,280	40,049

Food Products 2.3% (a)
Nestle SA	4,920	185,814

Insurance 1.1% (a)
Swiss Reinsurance	2,800	93,059

Life Sciences Tools & Services 1.6% (a)
Lonza Group AG	1,270	126,366

Pharmaceuticals 2.6% (a)
Novartis AG	4,210	171,417
Roche Holding AG	280	38,159

		209,576

Professional Services 1.0% (a)
Adecco SA	1,920	80,269

		735,133

TAIWAN 1.9%
Computers & Peripherals 0.5% (a)(b)
Compal Electronics, Inc. GDR*	10,200	41,425

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

TAIWAN (continued)

Semiconductors & Semiconductor Equipment 1.4% (a)
Taiwan Semiconductor Manufacturing Co. Ltd.	69,000	$113,271

		154,696

UNITED KINGDOM 17.1%
Aerospace & Defense 3.3% (a)
BAE Systems PLC	20,890	116,720
Rolls-Royce Group PLC	25,060	149,816

		266,536

Airline 0.3%(a)
British Airways PLC*	13,010	26,804

Commercial Banks 1.7% (a)
HSBC Holdings PLC	7,600	63,415
Standard Chartered PLC	3,690	69,375

		132,790

Insurance 1.3% (a)
Aviva PLC	19,090	107,472

Media 2.1% (a)
British Sky Broadcasting Group PLC	11,340	85,116
Pearson PLC	8,710	87,702

		172,818

Multi-Utility 0.8% (a)
National Grid PLC	7,390	66,677

Oil, Gas & Consumable Fuels 3.3%
BP PLC (a)	16,960	133,999
Royal Dutch Shell PLC ADR	2,670	135,796

		269,795

Pharmaceuticals 2.1% (a)
GlaxoSmithKline PLC	9,410	166,193

Specialty Retail 0.7% (a)
Kingfisher PLC	19,130	56,118

Wireless Telecommunication Services 1.5% (a)
Vodafone Group PLC	64,050	124,559

		1,389,762

UNITED STATES 0.7%
Capital Markets 0.7%

Invesco Ltd.	3,000	53,460

Total Common Stocks (cost $6,506,884)		7,381,319

Repurchase Agreements 11.4%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $620,631, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $633,042	$620,629	$620,629
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $303,836, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $309,913	303,836	303,836

Total Repurchase Agreements (cost $924,465)		924,465

Total Investments (cost $7,431,349) (c) — 102.3%		8,305,784

Liabilities in excess of other assets — (2.3)%		(190,121)

NET ASSETS — 100.0%		$8,115,663

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $157,599 which represents 1.94% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipts
GDR	Global Depositary Receipt
KGaA	Limited partnership with shares
Ltd	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company
SGPS	Holding Enterprise
SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Templeton NVIT
International
Value Fund

Assets:
Investments, at value (cost $6,506,884)	$7,381,319
Repurchase agreements, at value and cost	924,465

Total Investments	8,305,784

Foreign currencies, at value (cost $12,384)	12,387
Interest and dividends receivable	16,509
Receivable for capital shares issued	100,567
Receivable for investments sold	2,360
Reclaims receivable	6,825
Prepaid expenses and other assets	4,915

Total Assets	8,449,347

Liabilities:
Cash overdraft	7,266
Payable for investments purchased	322,235
Payable for capital shares redeemed	2
Accrued expenses and other payables:
Investment advisory fees	131
Fund administration fees	289
Administrative services fees	2,438
Custodian fees	73
Compliance program costs (Note 3)	13
Printing fees	1,237

Total Liabilities	333,684

Net Assets	$8,115,663

Represented by:
Capital	$7,234,219
Accumulated undistributed net investment income	12,533
Accumulated net realized losses from investment transactions and foreign currency transactions	(7,000)
Net unrealized appreciation/(depreciation) from investments	874,435
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,476

Net Assets	$8,115,663

Net Assets:
Class III Shares	$8,115,663

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	688,953

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$11.78

The accompanying notes are an integral part of the financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Period Ended June 30, 2009 (Unaudited)

Templeton NVIT
International
Value Fund (a)

INVESTMENT INCOME:
Interest income	$149
Dividend income	120,602
Foreign tax withholding	(12,597)

Total Income	108,154

EXPENSES:
Investment advisory fees	12,192
Fund administration fees	777
Administrative services fees Class III Shares	2,438
Custodian fees	402
Trustee fees	32
Compliance program costs (Note 3)	13
Professional fees	971
Printing fees	1,343
Other	2,965

Total expenses before reimbursements	21,133
Expenses reimbursed by adviser (Note 3)	(4,474)

Net Expenses	16,659

NET INVESTMENT INCOME	91,495

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,106
Net realized losses from foreign currency transactions	(13,106)

Net realized losses from investment transactions and foreign currency transactions	(7,000)

Net change in unrealized appreciation/(depreciation) from investments	874,435
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	1,476

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	875,911

Net realized/unrealized gains from investments and foreign currency translations	868,911

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$960,406

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Changes in Net Assets

Templeton NVIT
International
Value Fund

Period Ended
June 30, 2009 (a)
(Unaudited)
Operations:
Net investment income	$91,495
Net realized losses from investment and foreign currency	(7,000)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	875,911

Change in net assets resulting from operations	960,406

Distributions to Shareholders From:
Net investment income:
Class III	(78,962)

Change in net assets from shareholder distributions	(78,962)

Change in net assets from capital transactions	7,234,219

Change in net assets	8,115,663

Net Assets:
Beginning of period	–

End of period	$8,115,663

Accumulated undistributed net investment income at end of period	$12,533

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$7,155,415
Dividends reinvested	78,962
Cost of shares redeemed (b)	(158)

Total Class III	7,234,219

Change in net assets from capital transactions	$7,234,219

SHARE TRANSACTIONS:
Class III Shares
Issued	682,034
Reinvested	6,932
Redeemed	(13)

Total Class III Shares	688,953

Total change in shares	688,953

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations			Distributions					Ratios / Supplemental Data

Ratio of
			Net Realized									Ratio of Net	Expenses
	Net Asset		and								Ratio of	Investment	(Prior to
	Value,	Net	Unrealized	Total	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	Gains from	from	Investment	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover
Class III Shares
Period Ended June 30, 2009 (Unaudited) (d)	$10.00	0.14	1.76	1.90	(0.12)	(0.12)	–	$11.78	19.05%	$8,115,663	1.02%	5.61%	1.30%	0.57%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/ reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

12 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$805,754	$6,575,565	$—	$7,381,319

Repurchase Agreements	—	924,465	—	924,465

	$805,754	$7,500,030	$—	$8,305,784

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2009, the Fund did not hold any forward foreign currency contracts.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

14 Semiannual Report 2009

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets. As of June 30, 2009, the Fund did not hold any futures contracts.

(f)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund will file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary

16 Semiannual Report 2009

of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Templeton Investment Counsel, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.75%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $4,046 for the period ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.87% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended
June 30, 2009
Amount

$4,474

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the period ended June 30, 2009, NFS received $0 in Administrative services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2009, the Fund’s portion of such costs was $13.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The

18 Semiannual Report 2009

short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $186 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the period ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the period ended June 30, 2009, the Fund had purchases of $2,354,020 and sales of $25,426 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$7,431,349	$902,203	$(27,768)	$874,435

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

20 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) met in person on September 18, 2008 to consider, among other things, the creation of the Templeton NVIT International Value Fund (the “Fund”), and to consider whether to approve an investment advisory agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (“NFA” or the “Adviser”) and Nationwide Variable Insurance Products Trust (the “Trust”) on behalf of the Fund.

The Trustees who were not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust or any party to the Advisory Agreement (the “Independent Trustees”) received assistance and advice from independent legal counsel (“Independent Legal Counsel”) regarding their legal duties and responsibilities in considering the Advisory Agreement. The Trustees reviewed, considered and discussed information regarding: (i) the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement, (ii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iii) the extent to which economies of scale may be present and, if so, whether they would be shared with the Fund’s shareholders, (iv) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (v) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust.

The Board also considered the Fund’s Lipper Inc. (“Lipper”) category and benchmark. Because the Fund is new, the Board could not consider comparative information regarding Fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Fund.

The Board considered that the Fund would be offered to holders of variable annuity and variable life insurance contracts offered by Nationwide Life Insurance Company. The Board considered that Fund’s investment objective would be to seek to maximize total return, consisting of capital appreciation and/or current income by investing, under normal circumstances, at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the U.S. The Board reviewed the Fund’s advisory fee, including the proposed sub-advisory fee, other expenses, and the proposed expense reimbursement. The Board also compared the proposed advisory fee and total expense ratio to the Fund’s Lipper peer group, noting that the proposed management fee was below the average and median fee for the Fund’s Lipper peer group. The Board noted that NFA had proposed Templeton Investment Counsel, LLC (“Templeton”) to sub-advise the Fund. The Board concluded that the advisory fees and expense ratios for the Fund were within an acceptable range as compared to peer groups, particularly in light of the fee waiver that would be put in place. The Trustees also noted that the fee waivers would achieve the same result as economies of scale. As part of their review, the Trustees considered benefits to NFA aside from investment advisory fees.

The Trustees considered the overall reputation and capabilities and commitment of NFA to provide high quality services to the Trust. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by NFA, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services that NFA provided to existing series of the Trust was very satisfactory.

Based upon its evaluation of all the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be approved.

B. Approval of Investment Subadvisory Agreement

At a regular meeting of the Board on December 3, 2008, the Board, including the Independent Trustees, discussed and unanimously approved a subadvisory agreement (the “Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and Templeton. The Board reviewed and considered materials provided by NFA and Templeton in advance of the meeting, and advice from the Trust’s legal counsel and the Independent

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by Templeton under the Subadvisory Agreement. The Trustees considered the overall reputation and the capabilities and commitment of Templeton to provide high quality service to the Fund. The Trustees considered Templeton’s investment strategy and philosophy. The Trustees concluded that the nature, extent, and quality of Templeton’s services were appropriate and consistent with the terms of the Subadvisory Agreement and mutual fund industry norms.

The Board evaluated Templeton’s investment performance and reviewed comparative performance data provided by Lipper. The Board concluded that the historical investment performance record, in combination with various other factors, supported a decision to approve the Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that Templeton’s fees are paid out of the advisory fee that NFA receives from the Fund. The Trustees noted that the Fund’s current advisory and subadvisory fee schedules did not include breakpoints. The Trustees considered whether economies of scale would likely be realized as the Fund grew and whether a reduction in the advisory fees paid by the Fund by means of a breakpoint would be appropriate. The Trustees concluded that the Fund did not warrant formal contractual breakpoints, and that the contractual expense limitations were a reasonable way to provide the benefits of economies of scale to shareholders at this time. The Trustees concluded that the subadvisory fees to be paid to Templeton were fair and reasonable.

The Board considered the factor of profitability to Templeton as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Templeton as a result of its relationship with the Fund.

However, because the subadvisory relationship with Templeton was new, the Trustees determined that it was not possible to assess either factor at this time.

The Board reviewed the terms of the Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Templeton were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in
	with Fund		Fund Complex	Other
Name and	and Length of	Principal Occupation(s)	Overseen	Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

AllianceBernstein NVIT Global Fixed Income Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GFI (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	AllianceBernstein NVIT Global Fixed Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
AllianceBernstein NVIT Global Fixed Income Fund[b]			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class III	Actual		1,000.00	1,051.79	2.27	0.83
	Hypothetical	[c]	1,000.00	1,022.59	2.23	0.83

Class VI	Actual		1,000.00	1,050.11	2.86	1.05
	Hypothetical	[c]	1,000.00	1,022.00	2.83	1.05

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	The AllianceBernstein NVIT Global Fixed Income Fund commenced operations on March 25, 2009. Expenses shown here reflect only 97 days of activity.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	AllianceBernstein NVIT Global Fixed Income Fund
June 30, 2009 (Unaudited)

Asset Allocation

Sovereign Bonds	53.9%
Corporate Bonds	27.9%
U.S. Government Sponsored & Agency Obligations 8.2%
Commercial Mortgage Backed Securities	5.4%
Yankee Dollars	2.1%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	1.8%

100.0%

Top Countries

United States	34.4%
Canada	8.3%
United Kingdom	7.2%
Germany	6.8%
Luxembourg	6.3%
Japan	6.3%
France	5.8%
Netherlands	5.6%
Austria	3.4%
Norway	2.9%
Other Countries*	13.0%

100.0%

Top Industries

Banks	8.4%
Diversified Financial Services	2.0%
Oil & Gas	1.8%
Telecommunications	1.5%
Media	1.3%
Insurance	1.2%
Food	1.1%
Pharmaceuticals	1.1%
Chemicals	1.0%
Electric	1.0%
Other Industries*	79.6%

100.0%

Top Holdings*

Netherlands Government Bond, 3.75%, 07/15/14 4.3%
France Government OAT, 4.25%, 04/25/19	4.3%
Bundesrepublik Deutschland, 6.25%, 01/04/30	4.2%
European Investment Bank, 1.40%, 06/20/17	4.2%
Canada Housing Trust No. 1, 3.55%, 09/15/10	4.0%
Development Bank of Japan, 1.60%, 06/20/14	3.9%
United Kingdom Gilt, 5.00%, 03/07/18	3.6%
Austria Government Bond, 4.00%, 09/15/16	3.4%
U.S. Treasury Notes, 2.75%, 02/15/19	3.0%
Norwegian Treasury Bill, 1.40%, 09/16/09	2.9%
Other Holdings*	62.2%

100.0%

*	For purposes of listing top holdings, top industries and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Commercial Mortgage Backed Securities 5.4%

	Principal Amount	Market Value

UNITED STATES 5.4%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 09/10/47	$155,000	$123,589
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 6.01%, 12/10/49 (a)	138,238	109,866
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4, 5.34%, 08/12/37	155,000	137,966
Series 2005-LDP5, Class A4, 5.34%, 12/15/44 (a)	130,000	109,901
Series 2006-CB16, Class A4, 5.55%, 05/12/45	200,000	160,723
LB-UBS Commercial Mortgage Trust
Series 2006, Class A4, 5.16%, 02/15/31	125,000	104,100
Series 2007-C1, Class A4, 5.42%, 02/15/40	180,000	130,838
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.02%, 06/12/50(a)	125,000	89,688
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.41%, 07/12/46	155,000	116,690
Morgan Stanley Capital I
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	160,000	144,240
Series 2007-T27, Class A4, 5.80%, 06/11/42(a)	125,000	104,883
Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	160,000	136,693

Total Commercial Mortgage Backed Securities (cost $1,388,637)		1,469,177

Corporate Bonds 27.9%

AUSTRALIA 0.3%
Banks 0.3%
Australia & New Zealand Banking Group Ltd., 5.25%, 05/20/13	63,000	92,999

BERMUDA 0.1%
Miscellaneous Manufacturing 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14	25,000	27,377

CANADA 0.5%
Banks 0.4%
Royal Bank of Canada, 4.63%, 01/22/18	75,000	103,350

Oil & Gas 0.1%
Canadian Natural Resources Ltd., 5.15%, 02/01/13	40,000	40,705

		144,055

CAYMAN ISLANDS 0.2%
Mining 0.2%
Vale Overseas Ltd., 6.88%, 11/21/36	60,000	56,970

FRANCE 0.7%
Banks 0.2% (a)
Dexia Credit Local, 4.30%, 11/29/49	100,000	50,497

Diversified Financial Services 0.2%
BNP Paribas Home Loan Covered Bonds SA, 4.75%, 05/28/13	50,000	73,224

Food 0.3%
Carrefour SA, 5.38%, 06/12/15	50,000	75,032

		198,753

GERMANY 0.2% (a)
Banks 0.2%
Commerzbank Capital Funding Trust I, 5.01%, 03/29/49	100,000	44,887

KAZAKHSTAN 0.3% (b)
Oil & Gas 0.3%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	100,000	89,250

LUXEMBOURG 0.5%
Steel & Iron 0.3% (b)
Steel Capital SA, 9.75%, 07/29/13	100,000	82,000

Telecommunications 0.2%
Telecom Italia Capital SA, 5.25%, 11/15/13	55,000	53,932

		135,932

NETHERLANDS 0.8%
Banks 0.4%
ABN Amro Bank NV, 4.31%, 03/29/49 (a)	55,000	31,631

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

NETHERLANDS (continued)
Banks (continued)

Rabobank Nederland, 4.75%, 06/06/22	$55,000	$75,701

		107,332

Chemicals 0.4%
Bayer Capital Corp., 4.63%, 09/26/14	65,000	94,797

		202,129

POLAND 0.2%
Beverages 0.2%
Central European Distribution Corp., 8.00%, 07/25/12	40,000	47,411

SWEDEN 0.4%
Banks 0.4%
Nordea Hypotek AB, 4.25%, 02/06/14	75,000	107,148

SWITZERLAND 0.6%
Banks 0.6%
Credit Suisse, 6.13%, 08/05/13	55,000	82,678
UBS AG, 5.63%, 05/19/14	45,000	64,974

		147,652

UNITED KINGDOM 2.3%
Banks 2.1%
Abbey National Treasury Service, 4.25%, 04/12/21	100,000	125,888
Bank of Scotland PLC, 4.75%, 06/08/22	100,000	120,903
Barclays Bank PLC
5.45%, 09/12/12	135,000	140,752
4.75%, 03/29/49 (a)	70,000	44,676
HBOS Capital Funding LP, 4.94%, 05/29/49 (a)	120,000	55,547
Royal Bank of Scotland Group PLC (The), 4.13%, 11/14/11	50,000	85,415

		573,181

Commercial Banks 0.2% (a)
Royal Bank of Scotland Group PLC, 7.64%, 03/29/49	100,000	40,500

		613,681

UNITED STATES 20.8%
Agriculture 0.1%
Bunge Ltd. Finance Corp., 8.50%, 06/15/19	16,000	16,730

Banks 3.8%
Bank of America Corp., 4.90%, 05/01/13	275,000	267,859
Citigroup, Inc., 5.50%, 04/11/13	220,000	206,194
Deutsche Bank AG, 4.88%, 05/20/13	90,000	92,382
Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19	125,000	133,847
JPMorgan Chase & Co., 6.75%, 02/01/11	125,000	130,683
Wells Fargo & Co., 4.38%, 01/31/13	200,000	201,722

		1,032,687

Basic Materials 0.4%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	50,000	53,637
U.S. Steel Corp., 6.05%, 06/01/17	50,000	42,645

		96,282

Beverages 0.2%
PepsiCo, Inc., 7.90%, 11/01/18	50,000	60,830

Building Materials 0.4%
Owens Corning, Inc., 9.00%, 06/15/19	100,000	96,997

Chemicals 0.6%
Dow Chemical Co. (The)
7.60%, 05/15/14	37,000	38,110
8.55%, 05/15/19	28,000	28,050
PPG Industries, Inc., 6.65%, 03/15/18	80,000	85,051

		151,211

Computers 0.2%
Dell, Inc., 5.63%, 04/15/14	45,000	47,525

Diversified Financial Services 1.8%
American Express Co., 7.25%, 05/20/14	65,000	67,238
General Electric Capital Corp., 5.63%, 05/01/18	135,000	127,681
John Deere Capital Corp., 5.25%, 10/01/12	60,000	63,379
KBC Bank Funding Trust III, 9.86%, 11/29/49 (a)(b)	51,000	22,440
SLM Corp., 8.45%, 06/15/18	60,000	51,329
Textron Financial Corp.
5.13%, 02/03/11	11,000	10,095

6 Semiannual Report 2009

Corporate Bonds (continued)
	Principal Amount	Market Value

UNITED STATES (continued)
Diversified Financial Services (continued)

5.40%, 04/28/13	$11,000	$9,006
TransCapitalInvest Ltd. for OJSC AK Transneft, 7.70%, 08/07/13(b)	135,000	129,938

		481,106

Electric 1.0%
Ameren Corp., 8.88%, 05/15/14	54,000	55,735
DTE Energy Co., 7.63%, 05/15/14	28,000	29,223
Oncor Electric Delivery Co., 5.95%, 09/01/13(b)	90,000	93,649
RRI Energy, Inc., 7.63%, 06/15/14	65,000	59,475
Southern Co. (The), 4.15%, 05/15/14	39,000	39,155

		277,237

Food 0.8%
Kraft Foods, Inc., 6.13%, 08/23/18	75,000	77,670
Sara Lee Corp., 6.25%, 09/15/11	75,000	79,269
SUPERVALU, Inc., 8.00%, 05/01/16	50,000	48,500

		205,439

Forest Products & Paper 0.5%
International Paper Co., 7.95%, 06/15/18	50,000	48,237
Weyerhaeuser Co., 7.38%, 03/15/32	100,000	79,816

		128,053

Gas 0.3%
Sempra Energy, 6.50%, 06/01/16	75,000	78,288

Health Care Equipment & Supplies 0.2%
Baxter International, Inc., 5.38%, 06/01/18	60,000	62,827

Health Care Providers & Services 0.3%
McKesson Corp., 5.25%, 03/01/13	90,000	91,558

Healthcare-Products 0.1%
Bausch & Lomb, Inc., 9.88%, 11/01/15	40,000	38,200

Healthcare-Services 0.0% (b)
HCA, Inc., 8.50%, 04/15/19	10,000	9,800

Home Furnishings 0.0%
Whirlpool Corp., 8.60%, 05/01/14	5,000	5,225

Information Technology Services 0.8%
Electronic Data Systems Corp., 6.00%, 08/01/13	70,000	76,416
Western Union Co. (The), 5.93%, 10/01/16	150,000	151,440

		227,856

Insurance 1.2%
Hartford Financial Services Group, Inc., 6.30%, 03/15/18	40,000	32,527
ING Capital Funding Trust III, 8.44%, 12/29/49 (a)	40,000	25,200
Lincoln National Corp., 8.75%, 07/01/19	19,000	19,161
Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/39 (b)	45,000	47,785
Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	100,000	99,222
Principal Financial Group, Inc., 7.88%, 05/15/14	50,000	52,675
Prudential Financial, Inc.
5.15%, 01/15/13	46,000	44,640
6.20%, 01/15/15	10,000	9,776
7.38%, 06/15/19	5,000	4,909

		335,895

Manufacturing 0.1%
Parker Hannifin Corp., 5.50%, 05/15/18	37,000	37,837

Media 1.3%
CBS Corp., 8.20%, 05/15/14	65,000	66,655
Comcast Corp., 5.90%, 03/15/16	40,000	41,377
Time Warner Cable, Inc., 7.50%, 04/01/14	125,000	137,699
Univision Communications, Inc., 12.00%, 07/01/14 (b)	7,000	6,877
Walt Disney Co. (The), 5.50%, 03/15/19	100,000	104,814

		357,422

Mining 0.8%
Alcoa, Inc., 6.75%, 07/15/18	30,000	26,615
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	75,000	75,563

2009 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

UNITED STATES (continued)
Mining (continued)

Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	$100,000	$100,627

		202,805

Office/Business Equipment 0.1%
Xerox Corp., 8.25%, 05/15/14	30,000	31,196

Oil & Gas 1.4%
ConocoPhillips, 6.00%, 01/15/20	80,000	85,656
Devon Financing Corp. ULC, 6.88%, 09/30/11	50,000	54,304

Gaz Capital SA, 6.21%, 11/22/16 (b)	130,000	108,550
Noble Energy, Inc., 8.25%, 03/01/19	75,000	85,331
Valero Energy Corp., 6.88%, 04/15/12	50,000	53,171

		387,012

Oil & Gas Services 0.2%
Weatherford International Ltd., 5.15%, 03/15/13	40,000	39,895

Other Financial 0.3%
Nisource Finance Corp., 6.80%, 01/15/19	75,000	70,282
Textron Financial Corp., 4.60%, 05/03/10	6,000	5,730

		76,012

Personal Products 0.2%
Avon Products, Inc., 5.63%, 03/01/14	62,000	65,534

Pharmaceuticals 1.1%
Express Scripts, Inc., 5.25%, 06/15/12	75,000	77,487
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	60,000	61,464
Pfizer, Inc.
5.35%, 03/15/15	70,000	75,222
5.00%, 05/26/16	50,000	69,841

		284,014

Pipelines 0.1%
Williams Cos., Inc. (The), 7.88%, 09/01/21	29,000	28,565

Retail 0.5%
Macy’s Retail Holdings, Inc., 5.35%, 03/15/12	95,000	86,470
Wal-Mart Stores, Inc., 4.25%, 04/15/13	50,000	51,951

		138,421

Software 0.5%
Oracle Corp., 5.75%, 04/15/18	120,000	126,581

Telecommunications 1.3%
AT&T, Inc., 5.60%, 05/15/18	150,000	150,810
Cisco Systems, Inc., 5.25%, 02/22/11	45,000	47,450
Cricket Communications, Inc., 7.75%, 05/15/16 (b)	15,000	14,438
Embarq Corp., 7.08%, 06/01/16	70,000	68,361
Verizon Communications, Inc., 5.25%, 04/15/13	75,000	78,711

		359,770

Transportation 0.2%
Canadian National Railway Co., 5.55%, 03/01/19	60,000	62,168

		5,640,978

Total Corporate Bonds (cost $7,099,711)		7,549,222

U.S. Government Sponsored & Agency Obligations 8.2%

UNITED STATES 8.2%
Bank of America Corp., 3.13%, 06/15/12	120,000	123,762
Federal Home Loan Mortgage Corp., 4.75%, 01/19/16	504,000	540,596
JPMorgan Chase & Co., 2.20%, 06/15/12	125,000	125,632
Morgan Stanley, 1.95%, 06/20/12	125,000	124,745
U.S. Treasury Notes, 2.75%, 02/15/19	865,000	810,124

United States Treasury Notes, 3.88%, 05/15/18	480,000	494,588

Total U.S. Government Sponsored & Agency Obligations (cost $2,236,976)		2,219,447

Sovereign Bonds 53.9%

	Principal Amount	Market Value

AUSTRALIA 1.9%
Australia Government Bond, 5.75%, 04/15/12	635,000	527,241

8 Semiannual Report 2009

Sovereign Bonds (continued)
	Principal Amount	Market Value

AUSTRIA 3.4% (b)
Austria Government Bond, 4.00%, 09/15/16	$650,000	$927,529

BELGIUM 1.2%
Belgium Government Bond, 4.25%, 09/28/13	225,000	335,176

BRAZIL 1.0%
Brazilian Government International Bond
12.50%, 01/05/16	250,000	140,363
10.25%, 01/10/28	250,000	125,689

		266,052

CANADA 7.2%
Canada Housing Trust No. 1, 3.55%, 09/15/10 (b)	1,230,000	1,093,261
Canadian Government Bond, 4.00%, 06/01/16	220,000	202,107
Province of British Columbia, Canada, 4.25%, 06/18/14	125,000	113,487
Province of Ontario, Canada, 4.75%, 06/02/13	232,000	213,855
Province of Quebec, Canada, 5.25%, 10/01/13	349,000	327,809

		1,950,519

FRANCE 5.1%
Compagnie de Financement Foncier
4.38%, 11/19/14	100,000	143,332
3.75%, 01/24/17	34,000	45,872
4.63%, 09/23/17	19,000	26,898
France Government OAT, 4.25%, 04/25/19	790,000	1,154,188

		1,370,290

GERMANY 6.6%
Bundesrepublik Deutschland
3.75%, 07/04/13	440,000	650,468
6.25%, 01/04/30	645,000	1,132,846

		1,783,314

HUNGARY 0.8%
Hungarian Government, 6.75%, 02/24/17	51,290,000	219,805

JAPAN 6.3%
Development Bank of Japan, 1.60%, 06/20/14	100,000,000	1,056,665
Japan Finance Corp. for Municipal Enterprises, 2.00%, 05/09/16	60,000,000	648,043

		1,704,708

LUXEMBOURG 5.3%
European Investment Bank, 1.40%, 06/20/17	110,600,000	1,131,636
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 05/29/18(b)	338,000	304,200

		1,435,836

NETHERLANDS 4.3%
Netherlands Government Bond, 3.75%, 07/15/14	795,000	1,162,062

NEW ZEALAND 1.0% (c)
New Zealand Treasury Bill, 2.44%, 09/09/09	420,000	269,523

NORWAY 2.9% (c)
Norwegian Treasury Bill, 1.40%, 09/16/09	5,034,000	780,643

PERU 0.5%
Republic of Peru, 7.13%, 03/30/19	125,000	133,438

SWEDEN 1.9%
Sweden Government Bond, 4.50%, 08/12/15	3,615,000	507,684
Swedish Government, 6.75%, 05/05/14	75,000	11,515

		519,199

UNITED KINGDOM 4.5%
United Kingdom Gilt
5.25%, 06/07/12	135,000	239,167
5.00%, 03/07/18	525,000	971,816

		1,210,983

Total Sovereign Bonds (cost $14,098,530)		14,596,318

Yankee Dollars 2.1%

AUSTRALIA 0.0% (a) (b)
Banks 0.0%
National Capital Trust II, 5.49%, 12/29/49	18,000	11,880

CANADA 0.6%
Husky Energy, Inc., 7.25%, 12/15/19	85,000	92,868
Teck Resources Ltd., 9.75%, 05/15/14 (b)	45,000	46,575
TELUS Corp., 4.95%, 05/15/14	30,000	26,459

		165,902

2009 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund (Continued)

Yankee Dollars (continued)
	Principal Amount	Market Value

LUXEMBOURG 0.5%
ArcelorMittal, 9.00%, 02/15/15	$75,000	$79,081
Tyco International Group SA, 8.50%, 01/15/19	50,000	55,439

		134,520

NETHERLANDS 0.5% (a)
ING Groep NV, 5.78%, 12/29/49	95,000	55,575
Rabobank Nederland NV, 11.00%, 12/29/49 (b)	80,000	89,000

		144,575

SPAIN 0.1% (a)
BBVA International Preferred SA Unipersonal, 5.92%, 04/18/17	30,000	17,700

UNITED KINGDOM 0.4%
WPP Finance UK, 8.00%, 09/15/14	100,000	101,553

Total Yankee Dollars (cost $525,330)		576,130

Repurchase Agreements 0.7%

	Principal Amount	Market Value

UNITED STATES 0.7%
CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $130,358, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $132,965	130,358	130,358

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $63,819, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $65,095	63,819	63,819

Total Repurchase Agreements (cost $194,177)		194,177

Total Investments (cost $25,543,361) (d) — 98.2%		26,604,471
Other assets in excess of liabilities — 1.8%		497,252

NET ASSETS — 100.0%		$27,101,723

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2009 was $3,176,394 which represents 11.72% of net assets.

(c)	Rate represents the effective yield at purchase.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

LP	Limited Partnership

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

UK	United Kingdom

ULC	Unlimited Liability Company

10 Semiannual Report 2009

At June 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	8/10/09	(152,568)	$(121,494)	$(122,514)	$(1,020)
Australian Dollar	8/10/09	(178,306)	(141,582)	(143,182)	(1,600)
Canadian Dollar	8/21/09	(1,914,320)	(1,695,153)	(1,646,720)	48,433
Canadian Dollar	8/21/09	(15,719)	(13,950)	(13,522)	428
Euro	7/8/09	(360,389)	(488,730)	(505,518)	(16,788)
Euro	7/8/09	(45,055)	(61,212)	(63,199)	(1,987)
Euro	7/8/09	(25,000)	(34,843)	(35,068)	(225)
Euro	7/8/09	(37,769)	(52,651)	(52,979)	(328)
Euro	7/8/09	(29,738)	(41,980)	(41,714)	266
Euro	7/8/09	(49,791)	(70,592)	(69,841)	751
Euro	7/8/09	(199,671)	(281,021)	(280,079)	942
Euro	7/8/09	(94,265)	(131,792)	(132,226)	(434)
Euro	7/8/09	(110,767)	(153,626)	(155,373)	(1,747)
Euro	7/8/09	(52,639)	(73,236)	(73,837)	(601)
Euro	7/8/09	(31,235)	(43,547)	(43,813)	(266)
Euro	7/8/09	(52,183)	(73,511)	(73,197)	314
Euro	7/8/09	(480,771)	(677,123)	(674,378)	2,745
Euro	7/16/09	(51,310)	(71,783)	(71,973)	(190)
Euro	7/16/09	(58,868)	(82,184)	(82,574)	(390)
Hungarian Forint	7/13/09	(34,027,840)	(163,745)	(175,171)	(11,426)
Japanese Yen	7/15/09	(3,795,942)	(40,075)	(39,417)	658
Japanese Yen	7/15/09	(4,233,992)	(43,828)	(43,966)	(138)
Japanese Yen	7/15/09	(6,135,797)	(63,464)	(63,714)	(250)
Japanese Yen	7/15/09	(3,903,668)	(39,665)	(40,536)	(871)
Japanese Yen	7/15/09	(5,826,436)	(60,826)	(60,502)	324
Japanese Yen	7/15/09	(5,340,989)	(56,076)	(55,461)	615
Japanese Yen	7/15/09	(3,973,529)	(41,376)	(41,261)	115
New Zealand Dollar	7/21/09	(208,741)	(128,469)	(134,461)	(5,992)
New Zealand Dollar	7/21/09	(208,920)	(133,899)	(134,576)	(677)
Swedish Krona	7/28/09	(3,176,586)	(420,234)	(411,965)	8,269
Swiss Franc	7/27/09	(559,891)	(503,173)	(515,603)	(12,430)
Swiss Franc	7/27/09	(290,970)	(266,220)	(267,954)	(1,734)

Total Short Contracts			$(6,271,060)	$(6,266,294)	$4,766

Long Contracts:
Australian Dollar	8/10/09	529,082	$158,175	$155,762	$(2,413)
Australian Dollar	8/10/09	193,972	129,012	132,428	3,416
Australian Dollar	8/10/09	164,914	135,612	136,670	1,058
British Pound	8/25/09	60,356	98,810	99,278	468
British Pound	8/25/09	6,330	10,389	10,412	23
Canadian Dollar	8/21/09	21,863	18,955	18,807	(148)
Danish Krone	7/24/09	550,820	101,205	103,741	2,536
Euro	7/8/09	68,902	91,354	96,649	5,295
Euro	7/8/09	1,734,592	2,320,225	2,433,116	112,891
Euro	7/8/09	77,961	106,572	109,355	2,783
Euro	7/8/09	35,245	47,903	49,438	1,535
Euro	7/8/09	94,266	127,988	132,227	4,239
Euro	7/8/09	95,872	137,322	134,480	(2,842)
Euro	7/8/09	47,904	67,950	67,195	(755)
Euro	7/8/09	22,549	31,314	31,629	315
Euro	7/8/09	52,415	72,705	73,523	818
Euro	7/8/09	76,216	107,269	106,908	(361)
Euro	7/16/09	47,940	66,773	67,246	473
Euro	7/16/09	89,854	124,793	126,038	1,245
Euro	7/16/09	46,986	64,683	65,907	1,224
Hungarian Forint	7/13/09	10,945,399	52,989	56,345	3,356
Hungarian Forint	7/13/09	11,257,525	54,708	57,952	3,244
Japanese Yen	7/15/09	131,782,502	1,361,389	1,368,429	7,040
Japanese Yen	7/15/09	41,639,726	435,516	432,387	(3,129)
Japanese Yen	7/15/09	1,000,000	10,404	10,384	(20)
Japanese Yen	7/15/09	9,718,227	103,154	100,914	(2,240)
Japanese Yen	7/15/09	5,760,760	60,576	59,820	(756)
Japanese Yen	7/15/09	8,958,653	91,372	93,027	1,655
Japanese Yen	7/15/09	4,040,741	41,457	41,959	502
Japanese Yen	7/15/09	6,529,665	67,952	67,804	(148)
Japanese Yen	7/15/09	9,112,721	95,774	94,627	(1,147)
Japanese Yen	7/15/09	1,574,199	16,321	16,346	25
Korean Won	7/22/09	273,201,750	202,672	215,923	13,251
Mexican Peso	8/27/09	858,249	63,499	64,633	1,134
New Zealand Dollar	7/21/09	21,993	12,796	14,167	1,371
New Zealand Dollar	7/21/09	205,810	126,691	132,573	5,882
New Zealand Dollar	7/21/09	207,445	133,557	133,626	69
Norwegian Krone	8/6/09	125,995	20,248	19,584	(664)
Norwegian Krone	8/6/09	263,396	40,964	40,940	(24)
Polish Zloty	8/26/09	226,702	69,705	71,200	1,495
Singapore Dollar	7/20/09	64,237	43,800	44,354	554
South African Rand	8/26/09	378,202	46,122	48,541	2,419
Taiwan Dollar	7/22/09	3,293,355	97,120	100,966	3,846

Total Long Contracts			$7,267,795	$7,437,310	$169,515

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

AllianceBernstein
NVIT Global Fixed
Income Fund

Assets:
Investments, at value (cost $25,349,184)	$26,410,294
Repurchase agreements, at value and cost	194,177

Total Investments	26,604,471

Foreign currencies, at value (cost $16,767)	16,636
Interest and dividends receivable	388,957
Receivable for capital shares issued	44,732
Receivable for investments sold	1,452,035
Unrealized appreciation on forward foreign currency contracts (Note 2)	248,022
Prepaid expenses and other assets	4,388

Total Assets	28,759,241

Liabilities:
Payable for investments purchased	1,535,464
Unrealized depreciation on forward foreign currency contracts (Note 2)	73,741
Interest payable	25,899
Accrued expenses and other payables:
Investment advisory fees	3,734
Fund administration fees	1,029
Distribution fees	3
Administrative services fees	17,058
Custodian fees	296
Trustee fees	11
Compliance program costs (Note 3)	66
Printing fees	217

Total Liabilities	1,657,518

Net Assets	$27,101,723

Represented by:
Capital	$25,851,213
Accumulated undistributed net investment income	104,346
Accumulated net realized losses from investment transactions and foreign currency transactions	(94,358)
Net unrealized appreciation/(depreciation) from investments	1,061,110
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	174,281
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	5,131

Net Assets	$27,101,723

Net Assets:
Class III Shares	$27,081,237
Class VI Shares	20,486

Total	$27,101,723

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	2,580,231
Class VI Shares	1,953

Total	2,582,184

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$10.50
Class VI Shares	$10.49

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2009

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

AllianceBernstein
NVIT Global Fixed
Income Fund (a)

INVESTMENT INCOME:
Interest income	$263,308
Foreign tax withholding	(2,439)

Total Income	260,869

EXPENSES:
Investment advisory fees	37,527
Fund administration fees	3,271
Distribution fees Class VI Shares	8
Administrative services fees Class III Shares	17,050
Administrative services fees Class VI Shares	8
Custodian fees	604
Trustee fees	161
Compliance program costs (Note 3)	66
Professional fees	1,757
Printing fees	1,343
Other	3,133

Total expenses before earnings credit and expenses reimbursed	64,928
Earnings credit (Note 5)	(15)
Expenses reimbursed by adviser	(8,272)

Net Expenses	56,641

NET INVESTMENT INCOME	204,228

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	65,223
Net realized losses from foreign currency transactions (Note 2)	(159,581)

Net realized losses from investment transactions and foreign currency transactions	(94,358)

Net change in unrealized appreciation/(depreciation) from investments	1,061,110
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	174,281
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	5,131

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	1,240,522

Net realized/unrealized gains from investments, foreign currency translations and foreign currency transactions	1,146,164

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,350,392

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 13

Statement of Changes in Net Assets

AllianceBernstein
NVIT Global Fixed Income Fund

Period Ended
June 30, 2009 (a)
(Unaudited)
Operations:
Net investment income	$204,228
Net realized losses from investment and foreign currency	(94,358)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,240,522

Change in net assets resulting from operations	1,350,392

Distributions to Shareholders From:
Net investment income:
Class III	(99,807)
Class VI	(75)

Change in net assets from shareholder distributions	(99,882)

Change in net assets from capital transactions	25,851,213

Change in net assets	27,101,723

Net Assets:
Beginning of period	–

End of period	$27,101,723

Accumulated undistributed net investment income at end of period	$104,346

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$25,777,151
Dividends reinvested	99,807
Cost of shares redeemed (b)	(45,612)

Total Class III	25,831,346

Class VI Shares
Proceeds from shares issued	19,792
Dividends reinvested	75
Cost of shares redeemed	–

Total Class VI	19,867

Change in net assets from capital transactions	$25,851,213

SHARE TRANSACTIONS:
Class III Shares
Issued	2,575,009
Reinvested	9,606
Redeemed	(4,384)

Total Class III Shares	2,580,231

Class VI Shares
Issued	1,946
Reinvested	7
Redeemed	–

Total Class VI Shares	1,953

Total change in shares	2,582,184

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

(b)	Includes redemption fees — see Note 4 to Financial Statements.
The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

AllianceBernstein NVIT Global Fixed Income Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class III Shares
Period Ended June 30, 2009 (Unaudited) (e)	$10.00	0.08	0.46	0.54	(0.04)	(0.04)	–	$10.50	5.40%	$27,081,237	0.83%	2.99%	0.95%	43.31%

Class VI Shares
Period Ended June 30, 2009 (Unaudited) (e)	$10.00	0.05	0.48	0.53	(0.04)	(0.04)	–	$10.49	5.29%	$20,486	1.05%	2.79%	1.20%	43.31%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 15

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the AllianceBernstein NVIT Global Fixed Income Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

16 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Commercial Mortgage Backed Securities	$—	$1,469,177	$—	$1,469,177

Corporate Bonds	—	7,549,222	—	7,549,222

U.S. Government Sponsored & Agency Obligations	—	2,219,447	—	2,219,447

Sovereign Bonds	269,523	14,326,795	—	14,596,318

Yankee Dollars	—	576,130	—	576,130

Repurchase Agreements	—	194,177	—	194,177

Foreign Currency Contracts	—	174,281	—	174,281

	$269,523	$26,509,229	$—	$26,778,752

Amounts designated as “—” are zero.

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of

18 Semiannual Report 2009

covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/(losses) from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from foreign currency contracts.”

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as	Statement of Assets and		Statement of Assets and
hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$248,022	Unrealized depreciation on forward foreign currency contracts	$(73,741)

Total		$248,022		$(73,741)

The Effect of Derivative Instruments on the Statement of Operations
For the Period Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Forward Foreign
Derivatives not accounted for as hedging instruments under FAS 133	Currency Contracts

Foreign exchange contracts	$(412,151)

Total	$(412,151)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Forward Foreign
Derivatives not accounted for as hedging instruments under FAS 133	Currency Contracts

Foreign exchange contracts	$174,281

Total	$174,281

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

The fund values its derivatives at fair value, as described above and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting as prescribed by FAS 133, even for derivatives employed as economic hedges.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of

20 Semiannual Report 2009

good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund, JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund will file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares

2009 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. AllianceBernstein L.P. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $13,921 for the period ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.58% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended
June 30, 2009
Amount

$8,272

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

22 Semiannual Report 2009

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.04% of these fees for Class II and Class VI shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the period ended June 30, 2009, NFS received $0 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2009, the Fund’s portion of such costs was $66.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf

2009 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $225 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the period ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the period ended June 30, 2009, the Fund had purchases of $11,093,432 and sales of $10,663,245 (excluding short-term securities).

For the period ended June 30, 2009, the Fund had purchases of $4,997,260 and sales of $3,670,831 of U.S. Government Securities.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things,

24 Semiannual Report 2009

perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Securities	Appreciation	Depreciation	(Depreciation)

$25,549,675	$1,138,822	$(84,026)	$1,054,796

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (iii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 25

Supplemental Information
(Unaudited)

A. Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) met in person on September 18, 2008 to consider, among other things, the creation of the AllianceBernstein NVIT Global Fixed Income Fund (the “Fund”), and to consider whether to approve an investment advisory agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (“NFA” or the “Adviser”) and Nationwide Variable Insurance Products Trust (the “Trust”) on behalf of the Fund.

The Trustees who were not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust or any party to the Advisory Agreement (the “Independent Trustees”) received assistance and advice from independent legal counsel regarding their legal duties and responsibilities in considering the Advisory Agreement. The Trustees reviewed, considered and discussed information regarding: (i) the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement, (ii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iii) the extent to which economies of scale may be present and, if so, whether they would be shared with the Fund’s shareholders, (iv) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (v) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust.

The Board also considered the Fund’s proposed Lipper Inc. (“Lipper”) category and benchmark. Because the Fund is new, the Board could not consider comparative information regarding Fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Fund. The Board considered that the Fund would be offered to holders of variable annuity and variable life insurance contracts offered by Nationwide Life Insurance Company. The Board considered that the Fund’s investment objective would be to seek a high level of current income consistent with preserving capital by investing primarily in U.S. and foreign fixed income securities and, under normal circumstances, would invest at least 80% of the value of its net assets in investment grade fixed income securities. The Board reviewed the Fund’s advisory fee, including the proposed sub-advisory fee, other expenses, and the proposed expense reimbursement. The Board compared the proposed advisory fee and total expense ratio to the Fund’s Lipper peer group, noting that the proposed advisory fee was well below the median advisory fee for the Fund’s Lipper peer group. The Board noted that NFA had proposed AllianceBernstein L.P. (“AllianceBernstein”) to sub-advise the Fund. The Board concluded that the advisory fees and expense ratios for the Fund were within an acceptable range as compared to peer groups, particularly in light of the fee waiver that would be put in place. The Trustees also noted that the fee waivers would achieve the same result as economies of scale. As part of their review, the Trustees considered benefits to NFA aside from investment advisory fees.

The Trustees considered the overall reputation and capabilities and commitment of NFA to provide high quality services to the Trust. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by NFA, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services that NFA provided to existing series of the Trust was very satisfactory.

Based upon its evaluation of all the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be approved.

B. Approval of Investment Subadvisory Agreement

At a regular meeting of the Board on December 3, 2008, the Board, including the Independent Trustees, discussed and unanimously approved a subadvisory agreement (the “Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and AllianceBernstein. The Board reviewed and considered materials provided by NFA and AllianceBernstein in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

26 Semiannual Report 2009

The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by AllianceBernstein under the Subadvisory Agreement. The Trustees considered the overall reputation and the capabilities and commitment of AllianceBernstein to provide high quality service to the Fund. The Trustees considered AllianceBernstein’s investment strategy. The Trustees concluded that the nature, extent, and quality of AllianceBernstein’s services were appropriate and consistent with the terms of the Subadvisory Agreement and mutual fund industry norms.

The Board evaluated AllianceBernstein’s investment performance and reviewed comparative performance data provided by Lipper. The Board concluded that the historical investment performance record, in combination with various other factors, supported a decision to approve the Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that AllianceBernstein’s fees are paid out of the advisory fee that NFA receives from the Fund. The Trustees noted that the Fund’s current advisory and subadvisory fee schedules did not include breakpoints. The Trustees considered whether economies of scale would likely be realized as the Fund grew and whether a reduction in the advisory fees paid by the Fund by means of a breakpoint would be appropriate. The Trustees concluded that the Fund did not warrant formal contractual breakpoints, and that the contractual expense limitations were a reasonable way to provide the benefits of economies of scale to shareholders at this time. The Trustees concluded that the subadvisory fees to be paid to AllianceBernstein were fair and reasonable.

The Board considered the factor of profitability to AllianceBernstein as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to AllianceBernstein as a result of its relationship with the Fund. However, because the subadvisory relationship with AllianceBernstein was new with respect to the Fund, the Trustees determined that it was not possible to assess either factor at this time.

The Board reviewed the terms of the Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by AllianceBernstein were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

2009 Semiannual Report 27

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of march FIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

28 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 29

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Number of
	Position(s) Held		Portfolios
	with the Trust		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

30 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios
	with the Trust		Fund Complex
Name and	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 31

Oppenheimer NVIT Large Cap Growth Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information

25	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-LCG (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	Oppenheimer NVIT Large Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Oppenheimer NVIT Large Cap Growth Fund[b]			01/01/09	06/30/09	01/01/09 – 06/30/09[a]	01/01/09 – 06/30/09[a]

Class I	Actual		1,000.00	1,173.60	1.88	0.65
	Hypothetical	[c]	1,000.00	1,023.07	1.75	0.65

Class II	Actual		1,000.00	1,172.60	2.57	0.89
	Hypothetical	[c]	1,000.00	1,022.43	2.39	0.89

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	The Oppenheimer NVIT Large Cap Growth Fund commenced operations on March 25, 2009. Expenses shown here reflect only 97 days of activity.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	Oppenheimer NVIT Large Cap Growth Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	97.3%
Repurchase Agreements	2.4%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries

Communications Equipment	6.6%
Oil, Gas & Consumable Fuels	5.8%
Computers & Peripherals	5.7%
Semiconductors & Semiconductor Equipment	5.3%
Chemicals	5.2%
Information Technology Services	5.2%
Software	4.5%
Internet Software & Services	4.5%
Biotechnology	4.3%
Capital Markets	4.3%
Other Industries*	48.6%

100.0%

Top Holdings*

Google, Inc., Class A	3.7%
QUALCOMM, Inc.	3.6%
Apple, Inc.	3.3%
Monsanto Co.	2.6%
Baxter International, Inc.	2.1%
PepsiCo, Inc.	2.0%
Nestle SA	2.0%
Express Scripts, Inc.	1.9%
Wal-Mart Stores, Inc.	1.9%
Occidental Petroleum Corp.	1.8%
Other Holdings*	75.1%

100.0%

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund

Common Stocks 97.3%

	Shares	Market Value

Aerospace & Defense 3.4%
General Dynamics Corp.	420	$23,264
Goodrich Corp.	280	13,992
Lockheed Martin Corp.	840	67,746
United Technologies Corp.	370	19,225

		124,227

Beverages 2.0%
PepsiCo, Inc.	1,370	75,295

Biotechnology 4.3%
Amgen, Inc.*	440	23,294
Celgene Corp.*	1,160	55,494
Gilead Sciences, Inc.*	1,290	60,423
Vertex Pharmaceuticals, Inc.*	540	19,246

		158,457

Capital Markets 4.3%
Charles Schwab Corp. (The)	2,040	35,782
Credit Suisse Group AG(a)	942	43,168
Goldman Sachs Group, Inc. (The)	310	45,706
Julius Baer Holding AG(a)	436	16,961
T. Rowe Price Group, Inc.	380	15,835

		157,452

Chemicals 5.2%
Ecolab, Inc.	210	8,188
Monsanto Co.	1,270	94,412
Potash Corp. of Saskatchewan, Inc.	360	33,498
Praxair, Inc.	800	56,856

		192,954

Commercial Banks 0.6%
Wells Fargo & Co.	980	23,775

Communications Equipment 6.6%
F5 Networks, Inc.*	510	17,641
Juniper Networks, Inc.*	1,140	26,904
QUALCOMM, Inc.	2,910	131,532
Research In Motion Ltd.*	940	66,787

		242,864

Computers & Peripherals 5.7%
Apple, Inc.*	850	121,065
Dell, Inc.*	680	9,336
Hewlett-Packard Co.	1,130	43,675
NetApp, Inc.*	1,850	36,482

		210,558

Construction & Engineering 0.5%
Quanta Services, Inc.*	870	20,123

Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A*	690	49,073

Diversified Financial Services 3.6%
BM&F Bovespa SA	5,110	30,516
IntercontinentalExchange, Inc.*	550	62,832
MSCI, Inc., Class A*	1,680	41,059

		134,407

Electrical Equipment 1.5%(a)
ABB Ltd.	3,393	53,590

Energy Equipment & Services 2.9%
Cameron International Corp.*	880	24,904
Schlumberger Ltd.	960	51,945
Transocean Ltd.*	190	14,115
Weatherford International Ltd.*	810	15,844

		106,808

Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	1,430	69,269

Food Products 2.6%(a)
Cadbury PLC	2,810	24,016
Nestle SA	1,940	73,269

		97,285

Health Care Equipment & Supplies 4.1%
Baxter International, Inc.	1,460	77,321
C.R. Bard, Inc.	260	19,357
DENTSPLY International, Inc.	1,100	33,572
Stryker Corp.	490	19,473

		149,723

Health Care Providers & Services 3.4%
Express Scripts, Inc.*	1,050	72,187
Henry Schein, Inc.*	600	28,770
Medco Health Solutions, Inc.*	580	26,454

		127,411

Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.	420	24,146

Household Products 1.1%
Colgate-Palmolive Co.	550	38,907

Information Technology Services 5.2%
Accenture Ltd., Class A	1,020	34,129
MasterCard, Inc., Class A	390	65,251
SAIC, Inc.*	1,430	26,527
Visa, Inc., Class A	1,040	64,750

		190,657

Internet Software & Services 4.5%
eBay, Inc.*	1,730	29,635
Google, Inc., Class A*	320	134,909

		164,544

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Life Sciences Tools & Services 2.3%
Illumina, Inc.*	860	$33,488
Thermo Fisher Scientific, Inc.*	1,300	53,001

		86,489

Machinery 0.7%
Joy Global, Inc.	700	25,004

Media 2.2%
Cablevision Systems Corp., Class A	1,930	37,461
McGraw-Hill Cos., Inc. (The)	810	24,389
Walt Disney Co. (The)	860	20,064

		81,914

Oil, Gas & Consumable Fuels 5.8%
Apache Corp.	400	28,860
Occidental Petroleum Corp.	1,030	67,784
Range Resources Corp.	860	35,613
Southwestern Energy Co.*	530	20,591
XTO Energy, Inc.	1,650	62,931

		215,779

Pharmaceuticals 3.8%
Abbott Laboratories	620	29,165
Allergan, Inc.	720	34,258
Novo Nordisk AS, Class B(a)	340	18,521
Roche Holding AG(a)	268	36,524
Shire PLC(a)	1,680	23,184

		141,652

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	490	16,038

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	250	18,385

Semiconductors & Semiconductor Equipment 5.3%
Applied Materials, Inc.	2,330	25,560
Broadcom Corp., Class A*	1,960	48,588
MEMC Electronic Materials, Inc.*	1,220	21,728
NVIDIA Corp.*	4,760	53,741
Texas Instruments, Inc.	2,130	45,369

		194,986

Software 4.5%
Adobe Systems, Inc.*	1,550	43,865
Microsoft Corp.	2,200	52,294
Nintendo Co. Ltd.(a)	100	27,680
Oracle Corp.	1,150	24,633
Salesforce.com, Inc.*	500	19,085

		167,557

Specialty Retail 1.1%
Bed Bath & Beyond, Inc.*	360	11,070
Staples, Inc.	1,490	30,053

		41,123

Textiles, Apparel & Luxury Goods 2.2%
Coach, Inc.	1,660	44,621
Nike, Inc., Class B	360	18,641
Polo Ralph Lauren Corp.	360	19,274

		82,536

Tobacco 1.0%
Philip Morris International, Inc.	820	35,768

Wireless Telecommunication Services 2.1%
Crown Castle International Corp.*	2,010	48,280
NII Holdings, Inc.*	1,610	30,703

		78,983

Total Common Stocks (cost $3,128,680)		3,597,739

Repurchase Agreements 2.4%

	Principal Amount	Market Value

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $59,559, collateralized by U.S. Government Agency Mortgage ranging from 4.50% – 5.00%, maturing 02/15/39 – 06/20/39; total market value of $60,750	$59,559	$59,559
UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $29,157, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 – 12/01/09; total market value of $29,740	29,157	29,157

Total Repurchase Agreements (cost $88,716)		88,716

Total Investments (cost $3,217,396) (b) — 99.7%		3,686,455

Other assets in excess of liabilities — 0.3%		11,063

NET ASSETS — 100.0%		$3,697,518

6 Semiannual Report 2009

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

AS	Stock Corporation

Ltd	Limited

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Oppenheimer
NVIT Large Cap
Growth Fund

Assets:
Investments, at value (cost $3,128,680)	$3,597,739
Repurchase agreements, at value and cost	88,716

Total Investments	3,686,455

Cash	3,252
Interest and dividends receivable	2,653
Receivable for capital shares issued	9
Receivable for investments sold	23,200
Reclaims receivable	553
Receivable from adviser	1,483
Prepaid expenses and other assets	7,420

Total Assets	3,725,025

Liabilities:
Foreign currencies payable to custodian, at value (Cost $3,260)	3,260
Payable for investments purchased	21,297
Payable for capital shares redeemed	47
Accrued expenses and other payables:
Fund administration fees	141
Distribution fees	11
Administrative services fees	1,345
Custodian fees	161
Compliance program costs (Note 3)	8
Printing fees	1,237

Total Liabilities	27,507

Net Assets	$3,697,518

Represented by:
Capital	$3,179,791
Accumulated undistributed net investment income	625
Accumulated net realized gains from investment transactions and foreign currency transactions	48,018
Net unrealized appreciation/(depreciation) from investments	469,059
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	25

Net Assets	$3,697,518

Net Assets:
Class I Shares	$3,605,685
Class II Shares	91,833

Total	$3,697,518

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	307,656
Class II Shares	7,840

Total	315,496

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.72
Class II Shares	$11.71

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Period Ended June 30, 2009 (Unaudited)

Oppenheimer
NVIT Large Cap
Growth Fund (a)

INVESTMENT INCOME:
Interest income	$54
Dividend income	11,466
Foreign tax withholding	(416)

Total Income	11,104

EXPENSES:
Investment advisory fees	4,484
Fund administration fees	430
Distribution fees Class II Shares	18
Administrative services fees Class I Shares	1,334
Administrative services fees Class II Shares	11
Custodian fees	274
Trustee fees	20
Compliance program costs (Note 3)	8
Professional fees	155
Printing fees	1,343
Other	802

Total expenses before earnings credit and expenses reimbursed	8,879
Earnings credit (Note 5)	(111)
Expenses reimbursed by adviser (Note 3)	(2,984)

Net Expenses	5,784

NET INVESTMENT INCOME	5,320

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	46,554
Net realized gains from foreign currency transactions	1,464

Net realized gains from investment transactions and foreign currency transactions	48,018

Net change in unrealized appreciation/(depreciation) from investments	469,059
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	25

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	469,084

Net realized/unrealized gains from investments and foreign currency translations	517,102

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$522,422

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Changes in Net Assets

Oppenheimer
NVIT Large Cap Growth Fund

Period Ended
June 30, 2009 (a)
(Unaudited)
Operations:
Net investment income	$5,320
Net realized gains from investment and foreign currency	48,018
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	469,084

Change in net assets resulting from operations	522,422

Distributions to Shareholders From:
Net investment income:
Class I	(4,613)
Class II	(82)

Change in net assets from shareholder distributions	(4,695)

Change in net assets from capital transactions	3,179,791

Change in net assets	3,697,518

Net Assets:
Beginning of period	–

End of period	$3,697,518

Accumulated undistributed net investment income at end of period	$625

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,086,627
Dividends reinvested	4,613
Cost of shares redeemed	(214)

Total Class I	3,091,026

Class II Shares
Proceeds from shares issued	92,103
Dividends reinvested	82
Cost of shares redeemed	(3,420)

Total Class II	88,765

Change in net assets from capital transactions	$3,179,791

SHARE TRANSACTIONS:
Class I Shares
Issued	307,267
Reinvested	408
Redeemed	(19)

Total Class I Shares	307,656

Class II Shares
Issued	8,120
Reinvested	7
Redeemed	(287)

Total Class II Shares	7,840

Total change in shares	315,496

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

Oppenheimer NVIT Large Cap Growth Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended June 30, 2009 (Unaudited) (e)	$10.00	0.02	1.72	1.74	(0.02)	(0.02)	$11.72	17.36%	$3,605,685	0.65%	0.58%	0.98%	15.08%

Class II Shares
Period Ended June 30, 2009 (Unaudited) (e)	$10.00	0.01	1.72	1.73	(0.02)	(0.02)	$11.71	17.26%	$91,833	0.89%	0.32%	1.22%	15.08%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Oppenheimer NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

12 Semiannual Report 2009

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$3,280,826	$316,913	$—	$3,597,739

Repurchase Agreements	—	88,716	—	88,716

	$3,280,826	$405,629	$—	$3,686,455

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2009, the Fund did not hold any forward foreign currency contracts.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

14 Semiannual Report 2009

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets. As of June 30, 2009, the Fund did not hold any futures contracts.

(f)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending
To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund will file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary

16 Semiannual Report 2009

of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. OppenheimerFunds, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.50%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,491 for the period ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended
June 30, 2009
Amount

$2,984

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2009, NFS received $0 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2009, the Fund’s portion of such costs was $8.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess

18 Semiannual Report 2009

brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had no contributions to capital due to redemption fees.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the period ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the period ended June 30, 2009, the Fund had purchases of $3,567,399 and sales of $485,272 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$3,217,519	$490,815	$(21,879)	$468,936

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

20 Semiannual Report 2009

Supplemental Information
(Unaudited)

A. Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) met in person on September 18, 2008 to consider, among other things, the creation of the Oppenheimer NVIT Large Cap Growth Fund (the “Fund”), and to consider whether to approve an investment advisory agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (“NFA” or the “Adviser”) and Nationwide Variable Insurance Products Trust (the “Trust”) on behalf of the Fund.

The Trustees who were not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust or any party to the Advisory Agreement (the “Independent Trustees”) received assistance and advice from independent legal counsel (“Independent Legal Counsel”) regarding their legal duties and responsibilities in considering the Advisory Agreement. The Trustees reviewed, considered and discussed information regarding: (i) the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement, (ii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iii) the extent to which economies of scale may be present and, if so, whether they would be shared with the Fund’s shareholders, (iv) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (v) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust.

The Board also considered the Fund’s proposed Lipper Inc. (“Lipper”) category and benchmark. Because the Fund is new, the Board could not consider comparative information regarding Fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Fund.

The Board considered that the Fund would be offered to holders of variable annuity and variable life insurance contracts offered by Nationwide Life Insurance Company. The Board considered that the Fund’s investment objective would be to seek long-term capital growth and, under normal circumstances, the Fund would invest at least 80% of the value of its net assets in equity securities issued by large-cap companies utilizing a growth style of investing. The Board reviewed the Fund’s advisory fee, including the proposed sub-advisory fee, other expenses, and the proposed expense reimbursement. The Board compared the proposed advisory fee and total expense ratio to the Fund’s Lipper peer group, noting that the proposed advisory fee was well below the average and median advisory fee for the Fund’s Lipper peer group. The Board considered that NFA had proposed OppenheimerFunds, Inc. (“Oppenheimer”) to sub-advise the Fund. The Board concluded that the advisory fees and expense ratios for the Fund were within an acceptable range as compared to peer groups, particularly in light of the fee waiver that would be put in place. The Trustees also noted that the fee waivers would achieve the same result as economies of scale. As part of their review, the Trustees considered benefits to NFA aside from investment advisory fees.

The Trustees considered the overall reputation and capabilities and commitment of NFA to provide high quality services to the Trust. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by NFA, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services that NFA provided to existing series of the Trust was very satisfactory.

Based upon its evaluation of all the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be approved.

B. Approval of Investment Subdvisory Agreement

At a regular meeting of the Board on December 3, 2008, the Board, including the Independent Trustees, discussed and unanimously approved a subadvisory agreement (the “Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and Oppenheimer. The Board reviewed and considered materials provided by NFA and Oppenheimer in advance of the meeting, and advice from the Trust’s legal counsel and the

2009 Semiannual Report 21

Supplemental Information (Continued)
(Unaudited)

Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by Oppenheimer under the Subadvisory Agreement. The Trustees considered the overall reputation and the capabilities and commitment of Oppenheimer to provide high quality service to the Fund. The Trustees considered Oppenheimer’s stock selection and portfolio construction methodologies. The Trustees concluded that the nature, extent, and quality of Oppenheimer’s services were appropriate and consistent with the terms of the Subadvisory Agreement and mutual fund industry norms.

The Board evaluated Oppenheimer’s investment performance and reviewed comparative performance data provided by Lipper. The Board concluded that the historical investment performance record, in combination with various other factors, supported a decision to approve the Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that Oppenheimer’s fees are paid out of the advisory fee that NFA receives from the Fund. The Trustees noted that the Fund’s subadvisory fee schedule included breakpoints. The Trustees also noted that the proposed contractual expense limitations would also provide the benefits of economies of scale to shareholders. The Board concluded that the subadvisory fees to be paid to Oppenheimer were fair and reasonable.

The Board considered the factor of profitability to Oppenheimer as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to Oppenheimer as a result of its relationship with the Fund. However, because the subadvisory relationship with Oppenheimer was new with respect to the Fund, the Trustees determined that it was not possible to assess either factor at this time.

The Board reviewed the terms of the Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by Oppenheimer were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

22 Semiannual Report 2009

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

2009 Semiannual Report 23

Management Information (Continued)
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
	Position(s) Held		Portfolios in the
	with the Trust		Nationwide Fund
Name and	and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

24 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2009

American Century NVIT Multi Cap Value Fund
SemiannualReport
June 30, 2009 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Nationwide Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCV (8/09)

This page intentionally left blank

Message to Shareholders
June 30, 2009

Dear Shareholder:

The financial markets have been very volatile during the past six months, and all of the Nationwide Variable Insurance Trust (NVIT) Funds have felt the impact in one way or another. The economic recession appears to be slowing, however, and encouraging signs have started to emerge, indicating the return of some market stability.

Within domestic markets, the equity stock price increases and bond market improvements evident since mid-March are good signs. In addition, results from the federal government’s stress tests on certain banks have helped boost investor confidence. Another plus is that the decline in the housing market appears to be nearing a bottom. Deep price discounts, favorable mortgage rates, and the tax credit for first-time homebuyers are attracting both repeat and new buyers. These factors are all positive indicators that the economic picture is poised to improve. Nevertheless, these developments must be viewed with caution and continue to merit watching.

The state of the international economic picture is less clear. Foreign markets – particularly those in some emerging market countries – are on less-solid footing than U.S. markets. Recently, economic indicators have suggested that the pace of deterioration is slowing globally. It is possible that some European nations may emerge from the recession earlier than we have anticipated. Again, we continue to monitor these developments carefully.

There is no doubt that this continues to be a challenging time in the financial markets. At Nationwide and Nationwide Funds Groupsm we are maintaining a long-term perspective and remain committed to the underlying principles of the NVIT Funds.

We thank you for entrusting your assets to Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2009 Semiannual Report 1

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust Funds (NVIT) are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Except where otherwise indicated, the views and opinions expressed herein are those of Nationwide Funds Group as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources Nationwide Funds Group deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2009

Shareholder	American Century NVIT Multi Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2009

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
American Century NVIT Multi Cap Value Fund[b]			01/01/09	06/30/09	01/01/09 - 06/30/09[a]	01/01/09 - 06/30/09[a]

Class I	Actual		1,000.00	1,098.40	2.57	0.92
	Hypothetical	[c]	1,000.00	1,022.35	2.48	0.92

Class II	Actual		1,000.00	1,097.80	3.01	1.08
	Hypothetical	[c]	1,000.00	1,021.92	2.91	1.08

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	The American Century NVIT Multi Cap Value Fund commenced operations on March 25, 2009. Expenses shown here reflect only 97 days of activity.

[c]	Represents the hypothetical 5% return before expenses.

2009 Semiannual Report 3

Portfolio Summary	American Century NVIT Multi Cap Value Fund
June 30, 2009 (Unaudited)

Asset Allocation

Common Stocks	93.5%
Mutual Fund	2.9%
Exchange Traded Fund	2.8%
Other assets in excess of liabilities	0.8%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	13.1%
Pharmaceuticals	8.7%
Insurance	7.2%
Food Products	5.8%
Diversified Telecommunication Services	5.5%
Capital Markets	5.1%
Household Products	3.7%
Industrial Conglomerates	3.6%
Electric Utilities	3.4%
Money Market Fund	2.9%
Other Industries	41.0%

100.0%

Top Holdings*

Exxon Mobil Corp.	5.5%
AT&T, Inc.	4.0%
AIM Liquid Assets Portfolio	2.9%
General Electric Co.	2.7%
SPDR KBW Bank	2.7%
Kimberly-Clark Corp.	2.6%
Pfizer, Inc.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Kraft Foods, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class A	2.2%
Other Holdings	70.5%

100.0%

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2009

Statement of Investments
June 30, 2009 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 93.5%

	Shares	Market Value

Aerospace & Defense 0.8%
Honeywell International, Inc.	430	$13,502
Northrop Grumman Corp.	404	18,455

		31,957

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	755	37,742

Airline 0.5%
Southwest Airlines Co.	3,292	22,155

Automobiles 1.4%
Honda Motor Co. Ltd. (b)	500	13,758
Toyota Motor Corp. (b)	1,200	45,388

		59,146

Beverages 0.9%
PepsiCo, Inc.	652	35,834

Capital Markets 5.1%
AllianceBernstein Holding LP	1,971	39,597
Ameriprise Financial, Inc.	1,382	33,541
Bank of New York Mellon Corp. (The)	1,460	42,793
Goldman Sachs Group, Inc. (The)	152	22,411
Legg Mason, Inc.	1,001	24,404
Morgan Stanley	504	14,369
Northern Trust Corp.	458	24,586
State Street Corp.	212	10,006

		211,707

Chemicals 1.3%
Air Products & Chemicals, Inc.	80	5,167
E.I. Du Pont de Nemours & Co.	1,023	26,209
International Flavors & Fragrances, Inc.	602	19,698
Minerals Technologies, Inc.	70	2,521

		53,595

Commercial Banks 1.6%
Associated Banc-Corp.	1,152	14,400
Commerce Bancshares, Inc.	413	13,146
SunTrust Banks, Inc.	370	6,086
U.S. Bancorp	1,764	31,611

		65,243

Commercial Services & Supplies 1.8%
Avery Dennison Corp.	519	13,328
Pitney Bowes, Inc.	864	18,947
Republic Services, Inc.	916	22,360
Waste Management, Inc.	756	21,289

		75,924

Communications Equipment 0.4%
Cisco Systems, Inc.*	212	3,952
Nokia OYJ ADR — FI	780	11,372

		15,324

Computers & Peripherals 1.1%
Diebold, Inc.	1,400	36,904
QLogic Corp.*	643	8,153

		45,057

Containers & Packaging 1.3%
Bemis Co., Inc.	2,206	55,591

Distributors 1.3%
Genuine Parts Co.	1,564	52,488

Diversified Telecommunication Services 5.5%
AT&T, Inc.	6,699	166,403
BCE, Inc.	839	17,315
Verizon Communications, Inc.	1,468	45,112

		228,830

Electric Utilities 3.4%
American Electric Power Co., Inc.	420	12,134
IDACORP, Inc.	1,792	46,843
Southern Co. (The)	502	15,642
Westar Energy, Inc.	3,621	67,966

		142,585

Electrical Equipment 1.6%
Emerson Electric Co.	448	14,515
Hubbell, Inc., Class B	1,583	50,751

		65,266

Electronic Equipment & Instruments 2.1%
Molex, Inc.	3,399	52,854
Tyco Electronics Ltd.	1,728	32,124

		84,978

Energy Equipment & Services 0.7%
Cameron International Corp.*	389	11,009
Schlumberger Ltd.	367	19,858

		30,867

Food & Staples Retailing 0.6%
Costco Wholesale Corp.	286	13,070
Wal-Mart Stores, Inc.	242	11,723

		24,793

Food Products 5.8%
Campbell Soup Co.	672	19,770
ConAgra Foods, Inc.	2,481	47,288
General Mills, Inc.	111	6,218
H.J. Heinz Co.	843	30,095

2009 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2009 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Food Products (continued)

Kellogg Co.	221	$10,292
Kraft Foods, Inc., Class A	3,555	90,084
Unilever NV CVA — CVA (b)	1,580	38,210

		241,957

Health Care Equipment & Supplies 2.9%
Beckman Coulter, Inc.	1,243	71,025
Boston Scientific Corp.*	1,654	16,772
Zimmer Holdings, Inc.*	780	33,228

		121,025

Health Care Providers & Services 0.7%
Cardinal Health, Inc.	477	14,573
LifePoint Hospitals, Inc.*	617	16,196

		30,769

Hotels, Restaurants & Leisure 1.7%
International Speedway Corp., Class A	1,644	42,103
Speedway Motorsports, Inc.	1,987	27,341

		69,444

Household Durables 0.7%
Whirlpool Corp.	656	27,919

Household Products 3.7%
Kimberly-Clark Corp.	2,052	107,586
Procter & Gamble Co. (The)	898	45,888

		153,474

Industrial Conglomerates 3.6%
3M Co.	575	34,557
General Electric Co.	9,647	113,063

		147,620

Information Technology Services 0.4%
Accenture Ltd., Class A	432	14,455

Insurance 7.2%
Allstate Corp. (The)	972	23,717
Aon Corp.	259	9,808
Berkshire Hathaway, Inc., Class A*	1	90,000
Chubb Corp.	694	27,677
Marsh & McLennan Cos., Inc.	4,841	97,449
Transatlantic Holdings, Inc.	348	15,079
Travelers Cos., Inc. (The)	822	33,735

		297,465

Leisure Equipment & Products 0.1%
Mattel, Inc.	374	6,003

Media 1.4%
McGraw-Hill Cos., Inc. (The)	1,196	36,011
Walt Disney Co. (The)	920	21,464

		57,475

Metals & Mining 0.3%
Newmont Mining Corp.	317	12,956

Multi-Utility 2.1%
Ameren Corp.	306	7,616
Wisconsin Energy Corp.	1,305	53,127
Xcel Energy, Inc.	1,428	26,289

		87,032

Multiline Retail 0.8%
Target Corp.	819	32,326

Natural Gas Utility 2.6%
EQT Corp.	1,531	53,447
Southwest Gas Corp.	1,001	22,232
WGL Holdings, Inc.	946	30,291

		105,970

Oil, Gas & Consumable Fuels 13.1%
Anadarko Petroleum Corp.	212	9,623
Apache Corp.	863	62,265
BP PLC ADR — GB	1,011	48,204
Chevron Corp.	878	58,167
ConocoPhillips	254	10,683
Devon Energy Corp.	471	25,670
EOG Resources, Inc.	166	11,275
Exxon Mobil Corp.	3,248	227,068
Total SA (b)	1,510	81,834
Valero Energy Corp.	576	9,729

		544,518

Paper & Forest Products 0.4%
Weyerhaeuser Co.	579	17,619

Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	1,842	37,411
Eli Lilly & Co.	1,058	36,649
Johnson & Johnson	1,450	82,360
Merck & Co., Inc.	1,568	43,842
Pfizer, Inc.	6,548	98,220
Wyeth	1,385	62,865

		361,347

Real Estate Investment Trusts 0.8%
Boston Properties, Inc.	341	16,265
Host Hotels & Resorts, Inc.	943	7,912
Public Storage	131	8,578

		32,755

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	3,163	34,698
Intel Corp.	2,777	45,959

6 Semiannual Report 2009

Common Stocks (continued)
	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)

KLA-Tencor Corp.	497	$12,549
Texas Instruments, Inc.	458	9,756

		102,962

Specialty Retail 1.7%
Lowe’s Cos., Inc.	3,699	71,798

Total Common Stocks (cost $3,673,034)		3,875,971

Exchange Traded Fund 2.8%

Equity Fund 2.8%
iShares Russell 3000 Value Index Fund	78	4,834
SPDR KBW Bank	6,098	110,069

Total Exchange Traded Funds (cost $103,122)		114,903

Mutual Fund 2.9%

Money Market Fund 2.9%
AIM Liquid Assets Portfolio	121,477	121,477

Total Mutual Fund (cost $121,477)

Total Investments (cost $3,897,632) (a) — 99.2%		4,112,351

Other assets in excess of liabilities — 0.8%		33,133

NET ASSETS — 100.0%		$4,145,484

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(b)	Fair valued security.

ADR	American Depositary Receipt

CVA	Dutch Certificate

FI	Finland

GB	United Kingdom

LP	Limited Partnership

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

At June 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	7/31/09	(23,035)	$(37,925)	$(37,891)	$34
Canadian Dollar	7/31/09	(15,952)	(13,852)	(13,720)	132
Euro	7/31/09	(74,404)	(104,682)	(104,366)	316
Japanese Yen	7/31/09	(4,150,250)	(43,553)	(43,105)	448

Total Short Contracts			$(200,012)	$(199,082)	$930

Long Contracts:
Japanese Yen	7/31/09	439,075	$4,603	$4,560	$(43)

Total Long Contracts			$4,603	$4,560	$(43)

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

American Century
NVIT Multi Cap
Value Fund

Assets:
Investments, at value (cost $3,897,632)	$4,112,351
Foreign currencies, at value (cost $2,374)	2,374
Interest and dividends receivable	9,210
Receivable for capital shares issued	18,326
Receivable for investments sold	96,901
Unrealized appreciation on forward foreign currency contracts (Note 2)	930
Unrealized appreciation on spot contracts	62
Receivable from adviser	879
Prepaid expenses and other assets	4,955

Total Assets	4,245,988

Liabilities:
Payable for investments purchased	97,661
Unrealized depreciation on forward foreign currency contracts (Note 2)	43
Unrealized depreciation on spot contracts	9
Payable for capital shares redeemed	1
Accrued expenses and other payables:
Fund administration fees	154
Distribution fees	87
Administrative services fees	2,297
Custodian fees	143
Compliance program costs (Note 3)	4
Printing fees	105

Total Liabilities	100,504

Net Assets	$4,145,484

Represented by:
Capital	$3,857,226
Accumulated undistributed net investment income	13,448
Accumulated net realized gains from investment transactions and foreign currency transactions	59,176
Net unrealized appreciation/(depreciation) from investments	214,719
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	887
Net unrealized appreciation/(depreciation) from spot contracts	53
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(25)

Net Assets	$4,145,484

Net Assets:
Class I Shares	$3,364,397
Class II Shares	781,087

Total	$4,145,484

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	307,091
Class II Shares	71,303

Total	378,394

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.96
Class II Shares	$10.95

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2009

Statement of Operations
For the Period Ended June 30, 2009 (Unaudited)

American Century
NVIT Multi Cap
Value Fund (a)

INVESTMENT INCOME:
Dividend income	$31,405
Foreign tax withholding	(487)

Total Income	30,918

EXPENSES:
Investment advisory fees	5,238
Fund administration fees	440
Distribution fees Class II Shares	160
Administrative services fees Class I Shares	2,137
Administrative services fees Class II Shares	160
Custodian fees	163
Trustee fees	20
Compliance program costs (Note 3)	8
Professional fees	893
Printing fees	1,343
Other	811

Total expenses before waivers/reimbursements	11,373
Distribution fees voluntarily waived-Class II	(51)
Expenses reimbursed by adviser	(2,747)

Net Expenses	8,575

NET INVESTMENT INCOME	22,343

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	71,106
Net realized losses from foreign currency transactions (Note 2)	(11,930)

Net realized gains from investment transactions and foreign currency transactions	59,176

Net change in unrealized appreciation/(depreciation) from investments	214,719
Net change in unrealized appreciation/(depreciation) from foreign currency contracts (Note 2)	940
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(25)

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	215,634

Net realized/unrealized gains from investments, foreign currency translations and foreign currency transactions	274,810

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$297,153

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 9

Statement of Changes in Net Assets

American Century
NVIT Multi Cap
Value Fund

Period Ended
June 30, 2009 (a)
(Unaudited)

Operations:
Net investment income	$22,343
Net realized gains from investment and foreign currency	59,176
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	215,634

Change in net assets resulting from operations	297,153

Distributions to Shareholders From:
Net investment income:
Class I	(7,169)
Class II	(1,726)

Change in net assets from shareholder distributions	(8,895)

Change in net assets from capital transactions	3,857,226

Change in net assets	4,145,484

Net Assets:
Beginning of period	—

End of period	$4,145,484

Accumulated undistributed net investment income at end of period	$13,448

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,072,260
Dividends reinvested	7,169
Cost of shares redeemed	(126)

Total Class I	3,079,303

Class II Shares
Proceeds from shares issued	776,233
Dividends reinvested	1,726
Cost of shares redeemed	(36)

Total Class II	777,923

Change in net assets from capital transactions	$3,857,226

SHARE TRANSACTIONS:
Class I Shares
Issued	306,432
Reinvested	671
Redeemed	(12)

Total Class I Shares	307,091

Class II Shares
Issued	71,144
Reinvested	162
Redeemed	(3)

Total Class II Shares	71,303

Total change in shares	378,394

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2009

Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions				Ratios / Supplemental Data

Ratio of
			Net Realized								Ratio of Net	Expenses
	Net Asset		and							Ratio of	Investment	(Prior to
	Value,	Net	Unrealized	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	Gains from	from	Investment	Total	Value, End of	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period Ended June 30, 2009 (Unaudited) (e)(f)	$10.00	0.07	0.91	0.98	(0.02)	(0.02)	$10.96	9.84%	$3,364,397	0.92%	2.47%	1.21%	14.93%

Class II Shares
Period Ended June 30, 2009 (Unaudited) (e)(f)	$10.00	0.05	0.93	0.98	(0.03)	(0.03)	$10.95	9.78%	$781,087	1.08%	1.88%	1.46%	14.93%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2009 (commencement of operations) through June 30, 2009.
(f)	Per share calculations were performed using average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

2009 Semiannual Report 11

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market

12 Semiannual Report 2009

value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

		Level 2 — Other
	Level 1 — Quoted	Significant	Level 3 — Significant
Asset Type	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$3,696,781	$179,190	$—	$3,875,971

Exchange Traded Funds	114,903	—	—	114,903

Mutual Funds	121,477	—	—	121,477

Forward Foreign Currency Contracts	—	887	—	887

	$3,933,161	$180,077	$—	$4,113,238

Amounts designated as “—” are zero.

2009 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

(b)	Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from foreign currency contracts.”

14 Semiannual Report 2009

Fair Values of Derivative Instruments as of June 30, 2009

Derivatives not
Accounted for as	Asset Derivatives		Liability Derivatives
Hedging Instruments	Statement of Assets		Statement of Assets
Under FAS 133	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$930	Unrealized depreciation on forward foreign currency contracts	$(43)

Total		$930		$(43)

The Effect of Derivative Instruments on the Statement of Operations For the Period Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Forward Foreign
Derivatives not Accounted for as Hedging Instruments Under FAS 133	Currency Contracts

Foreign exchange contracts	$(16,461)

Total	$(16,461)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Forward Foreign
Derivatives not Accounted for as Hedging Instruments Under FAS 133	Currency Contracts

Foreign exchange contracts	$940

Total	$940

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

The Fund values its derivatives at fair value, as described above and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the Fund does not follow hedge accounting as prescribed by FAS 133, even for derivatives employed as economic hedges.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

2009 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2009, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16 Semiannual Report 2009

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund will file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. American

2009 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Century Investment Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees

All Assets	0.57%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,862 for the period ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.67% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended
June 30, 2009
Amount

$2,747

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion and more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital

18 Semiannual Report 2009

Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.08% of these fees for Class II shares of the Fund until at least May 1, 2010.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the period ended June 30, 2009, NFS received $0 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended June 30, 2009, the Fund’s portion of such costs was $8.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short- term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended June 30, 2009, the Fund had no contributions to capital due to redemption fees.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this

2009 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the period ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the period ended June 30, 2009, the Fund had purchases of $1,235,785 and sales of $509,720 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

20 Semiannual Report 2009

9. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

10. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$3,898,168	$237,107	$(22,924)	$214,183

11. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

2009 Semiannual Report 21

Supplemental Information
(Unaudited)

A. Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) met in person on September 18, 2008 to consider, among other things, the creation of the American Century NVIT Multi Cap Value Fund (the “Fund”), and to consider whether to approve an investment advisory agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (“NFA” or the “Adviser”) and Nationwide Variable Insurance Products Trust (the “Trust”) on behalf of the Fund.

The Trustees who were not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust or any party to the Advisory Agreement (the “Independent Trustees”) received assistance and advice from independent legal counsel (“Independent Legal Counsel”) regarding their legal duties and responsibilities in considering the Advisory Agreement. The Trustees reviewed, considered and discussion information regarding: (i) the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement, (ii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser and its affiliates thereunder, (iii) the extent to which economies of scale may be present and, if so, whether they would be shared with the Fund’s shareholders, (iv) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (v) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust.

The Board also considered the Fund’s proposed Lipper Inc. (“Lipper”) category and benchmark. Because the Fund is new, the Board could not consider comparative information regarding Fund performance or the level of profitability (or lack thereof) that NFA would receive for investment management services provided to the Fund.

The Board considered that the Fund would be offered to holders of variable annuity and variable life insurance contracts offered by Nationwide Life Insurance Company. The Board considered that the Fund’s investment objective would be to primarily seek capital appreciation and, secondarily, to seek current income and that, under normal circumstances, the Fund would invest at least 80% of the value of its net assets in equity securities of at least two of the three market capitalization sizes (small-cap, mid-cap, and large-cap), utilizing a value style of investing. The Board reviewed the Fund’s advisory fee, including the proposed sub-advisory fee, other expenses, and the proposed expense reimbursement. The Board compared the proposed advisory fee and total expense ratio to the Fund’s Lipper peer group, noting that the proposed advisory fee was below the average and median advisory fee for the Fund’s Lipper peer group. The Board noted that NFA had proposed American Century Investment Management, Inc. (“American Century”) to sub-advise the Fund. The Board concluded that the advisory fees and expense ratios for the Fund were within an acceptable range as compared to peer groups, particularly in light of the fee waiver that would be put in place. The Trustees also noted that the fee waivers would achieve the same result as economies of scale. As part of their review, the Trustees considered benefits to NFA aside from investment advisory fees.

The Trustees considered the overall reputation and capabilities and commitment of NFA to provide high quality services to the Trust. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by NFA, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services that NFA provided to existing series of the Trust was very satisfactory.

Based upon its evaluation of all the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Advisory Agreement with respect to the Fund should be approved.

B. Approval of Investment Subdvisory Agreement

At a regular meeting of the Board on December 3, 2008, the Board, including the Independent Trustees, discussed and unanimously approved a subadvisory agreement (the “Subadvisory Agreement”) among the Trust, on behalf of the Fund, NFA and American Century. The Board reviewed and considered materials provided by NFA and American Century in advance of the meeting, and advice from the Trust’s legal counsel and the Independent Legal Counsel to the Independent Trustees. The material factors and conclusions that formed the basis for the approval are discussed below.

22 Semiannual Report 2009

The Board reviewed the nature, extent, and quality of the services that would be provided to the Fund by American Century under the Subadvisory Agreement. The Trustees considered the overall reputation and the capabilities and commitment of Century to provide high quality service to the Fund. The Trustees considered American Century’s stock selection methodology. The Trustees concluded that the nature, extent, and quality of American Century’s services were appropriate and consistent with the terms of the Subadvisory Agreement and mutual fund industry norms.

The Board evaluated American Century’s investment performance and reviewed comparative performance data provided by Lipper. The Board concluded that the historical investment performance record, in combination with various other factors, supported a decision to approve the Subadvisory Agreement.

The Board considered the Fund’s overall fee level and noted that American Century’s fees are paid out of the advisory fee that NFA receives from the Fund. The Trustees noted that the Fund’s current advisory and subadvisory fee schedules did not include breakpoints. The Trustees considered whether economies of scale would likely be realized as the Fund grew and whether a reduction in the advisory fees paid by the Fund by means of a breakpoint would be appropriate. The Trustees concluded that the Fund did not warrant formal contractual breakpoints, and that the contractual expense limitations were a reasonable way to provide the benefits of economies of scale to shareholders at this time. The Trustees concluded that the subadvisory fees to be paid to American Century were fair and reasonable.

The Board considered the factor of profitability to American Century as a result of the subadvisory relationship with the Fund. In addition, the Board considered whether any “fall-out” or ancillary benefits would accrue to American Century as a result of its relationship with the Fund. However, because the subadvisory relationship with American Century was new with respect to the Fund, the Trustees determined that it was not possible to assess either factor at this time.

The Board reviewed the terms of the Subadvisory Agreement and noted that the terms are identical in all material respects as the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the subadvisory services to be provided by American Century were appropriate for the Fund in light of its investment objectives. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

2009 Semiannual Report 23

Management Information
June 30, 2009 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since 1990	Retired. Dr. DeVore served as President of Otterbein College[4] from 1984 until the end of the 2008-2009 school year.	94	None

Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group) from 1996-2001.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 until June 2000 and President & CEO from June 1992 until October 1999.	94	None

24 Semiannual Report 2009

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
Name and	with the Trust and Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000. Prior to 1995, Mr. Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, serves as one of 30 of its trustees, and is one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.

2009 Semiannual Report 25

Management Information (Continued)
June 30, 2009 (Unaudited)

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation[3], a subsidiary of NWD Investments, from 1999 through 2003.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

26 Semiannual Report 2009

Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held		Number of
	with Fund		Portfolios in
Name and	and Length of	Principal Occupation(s)	Fund Complex Overseen	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years[2]	by Trustee	Held by Trustee[4]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2009 Semiannual Report 27

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
          Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.
Item 3. Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.
Item 4. Principal Accountant Fees and Services.
          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
          Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.
(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.
Item 6. Investments.
(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested; and

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. This Item 6(b) shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant of Section 12 of the Act.
The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

Item 11. Controls and Procedures.
          (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
          (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
          Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.
          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
          Certifications pursuant to Rule 30a-2(a) are attached hereto.
          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
          Not applicable.
          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
          Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ JOSEPH FINELLI

	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	September 3, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MICHAEL S. SPANGLER

	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 3, 2009

By (Signature and Title)	/s/ JOSEPH FINELLI

	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	September 3, 2009